UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	25.33%	22.98%	7.13%
Fidelity Advantage® Institutional Class B	25.34%	22.99%	7.14%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Institutional Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain. Data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 25.33% and 25.34%, respectively, in line with the S&P 500®. All 10 sectors in the index gained ground, and all but one - telecommunication services - was up by double digits. On an individual basis, the fund's top-three contributors were all technology stocks and household names, led by Internet search leader Google, which saw its shares rise 14% in a single day in October, thanks to better-than-expected earnings. Consumer products and computer manufacturer Apple also added value, as did software maker Microsoft, whose shares were up 42% as the company continued to generate strong financial results relative to Wall Street's expectations. Also of note, health care was the strongest-performing sector in the index, and biotechnology company Gilead Sciences, which gained 94%, contributed the most within that group. In contrast, IBM topped the list of individual detractors, as the diversified technology company lost modest ground amid declining revenues, while tobacco company Philip Morris International struggled in an environment of slowing worldwide demand for cigarettes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.095%
Actual		$ 1,000.00	$ 1,150.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,150.40	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,150.50	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,150.60	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	3.1
Exxon Mobil Corp.	2.5	2.6
Google, Inc. Class A	2.0	1.5
Microsoft Corp.	1.7	1.7
Johnson & Johnson	1.6	1.6
General Electric Co.	1.5	1.6
Wells Fargo & Co.	1.3	1.4
Chevron Corp.	1.3	1.6
Procter & Gamble Co.	1.3	1.5
JPMorgan Chase & Co.	1.3	1.3
	17.3
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	17.8
Financials	15.7	16.1
Health Care	13.5	12.7
Consumer Discretionary	12.4	12.1
Industrials	10.6	10.2
Energy	9.9	10.5
Consumer Staples	9.4	10.1
Materials	3.5	3.4
Utilities	2.9	3.2
Telecommunication Services	2.5	2.5

Annual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc. (d)	955,319	$ 58,704
Delphi Automotive PLC	1,175,581	78,258
Johnson Controls, Inc.	2,875,734	142,061
The Goodyear Tire & Rubber Co.	1,036,511	27,851
		306,874
Automobiles - 0.7%
Ford Motor Co. (d)	16,559,347	254,848
General Motors Co.	5,470,478	198,031
Harley-Davidson, Inc. (d)	928,245	61,320
		514,199
Distributors - 0.1%
Genuine Parts Co. (d)	648,014	57,084
Diversified Consumer Services - 0.1%
Graham Holdings Co.	18,290	13,145
H&R Block, Inc.	1,147,204	36,298
		49,443
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,838,888	72,930
Chipotle Mexican Grill, Inc. (a)(d)	129,907	73,425
Darden Restaurants, Inc.	548,144	27,988
International Game Technology (d)	1,044,920	15,768
Marriott International, Inc. Class A (d)	943,129	51,146
McDonald's Corp.	4,177,287	397,469
Starbucks Corp.	3,163,727	224,498
Starwood Hotels & Resorts Worldwide, Inc.	803,996	66,298
Wyndham Worldwide Corp.	547,049	39,869
Wynn Resorts Ltd. (d)	339,100	82,228
Yum! Brands, Inc.	1,869,567	138,498
		1,190,117
Household Durables - 0.4%
D.R. Horton, Inc. (d)	1,193,072	29,302
Garmin Ltd. (d)	516,330	27,706
Harman International Industries, Inc.	283,590	29,700
Leggett & Platt, Inc. (d)	592,826	19,000
Lennar Corp. Class A (d)	738,015	32,384
Mohawk Industries, Inc. (a)	256,109	36,247
Newell Rubbermaid, Inc.	1,205,710	38,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
PulteGroup, Inc.	1,447,318	$ 30,379
Whirlpool Corp.	329,534	47,661
		291,094
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,556,526	563,618
Expedia, Inc.	432,321	33,950
Netflix, Inc. (a)	248,775	110,862
priceline.com, Inc. (a)(d)	215,902	291,217
TripAdvisor, Inc. (a)(d)	465,191	46,631
		1,046,278
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	484,811	26,742
Mattel, Inc.	1,420,798	53,010
		79,752
Media - 3.7%
Cablevision Systems Corp. - NY Group Class A (d)	898,748	15,818
CBS Corp. Class B	2,342,897	157,162
Comcast Corp. Class A	10,940,314	565,505
DIRECTV (a)	2,051,474	159,194
Discovery Communications, Inc. Class A (a)(d)	947,408	78,938
Gannett Co., Inc. (d)	956,734	28,463
Interpublic Group of Companies, Inc.	1,747,447	30,965
News Corp. Class A (a)	2,089,887	38,308
Omnicom Group, Inc.	1,080,441	81,768
Scripps Networks Interactive, Inc. Class A	459,930	37,365
The Walt Disney Co. (d)	6,860,916	554,431
Time Warner Cable, Inc.	1,183,417	166,093
Time Warner, Inc.	3,798,161	254,971
Twenty-First Century Fox, Inc. Class A	8,238,257	276,311
Viacom, Inc. Class B (non-vtg.)	1,703,789	149,473
		2,594,765
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,236,921	74,092
Dollar Tree, Inc. (a)	873,611	47,848
Family Dollar Stores, Inc.	405,902	26,587
Kohl's Corp. (d)	845,053	47,484
Macy's, Inc.	1,546,944	89,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc. (d)	600,689	$ 36,930
Target Corp. (d)	2,653,601	165,956
		488,403
Specialty Retail - 2.2%
AutoNation, Inc. (a)	271,034	14,267
AutoZone, Inc. (a)(d)	142,871	76,927
Bed Bath & Beyond, Inc. (a)(d)	901,532	61,142
Best Buy Co., Inc. (d)	1,147,549	30,559
CarMax, Inc. (a)(d)	937,636	45,410
GameStop Corp. Class A (d)	490,751	18,310
Gap, Inc.	1,112,070	48,653
Home Depot, Inc.	5,911,951	484,957
L Brands, Inc.	1,023,664	57,663
Lowe's Companies, Inc.	4,390,550	219,659
O'Reilly Automotive, Inc. (a)(d)	450,563	67,967
PetSmart, Inc. (d)	435,474	29,203
Ross Stores, Inc.	909,668	66,224
Staples, Inc. (d)	2,772,854	37,683
Tiffany & Co., Inc.	462,305	43,110
TJX Companies, Inc.	2,985,722	183,502
Tractor Supply Co. (d)	586,007	41,349
Urban Outfitters, Inc. (a)	457,831	17,141
		1,543,726
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,177,427	57,470
Fossil Group, Inc. (a)	206,265	23,702
Michael Kors Holdings Ltd. (a)(d)	753,102	73,827
NIKE, Inc. Class B	3,136,969	245,625
PVH Corp.	342,455	43,297
Ralph Lauren Corp.	250,312	40,320
VF Corp.	1,478,772	86,641
		570,882
TOTAL CONSUMER DISCRETIONARY		8,732,617
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Beam, Inc.	684,589	56,794
Brown-Forman Corp. Class B (non-vtg.)	680,229	57,003
Coca-Cola Enterprises, Inc.	1,013,719	47,726
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	699,478	$ 56,679
Dr. Pepper Snapple Group, Inc.	842,330	43,894
Molson Coors Brewing Co. Class B	663,793	37,723
Monster Beverage Corp. (a)	570,173	42,193
PepsiCo, Inc.	6,438,286	515,514
The Coca-Cola Co.	15,943,297	609,034
		1,466,560
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,834,265	214,242
CVS Caremark Corp.	4,996,867	365,471
Kroger Co.	2,184,786	91,630
Safeway, Inc.	1,036,104	38,802
Sysco Corp. (d)	2,441,553	87,945
Wal-Mart Stores, Inc.	6,792,132	507,372
Walgreen Co.	3,656,038	248,428
Whole Foods Market, Inc. (d)	1,562,292	84,442
		1,638,332
Food Products - 1.5%
Archer Daniels Midland Co.	2,762,258	112,148
Campbell Soup Co. (d)	753,810	32,648
ConAgra Foods, Inc.	1,771,117	50,300
General Mills, Inc. (d)	2,662,732	133,216
Hormel Foods Corp.	565,089	26,813
Kellogg Co.	1,079,596	65,521
Kraft Foods Group, Inc.	2,501,561	138,261
McCormick & Co., Inc. (non-vtg.) (d)	554,371	36,810
Mead Johnson Nutrition Co. Class A	847,963	69,151
Mondelez International, Inc.	7,362,669	250,552
The Hershey Co.	628,922	66,553
The J.M. Smucker Co.	441,386	44,143
Tyson Foods, Inc. Class A (d)	1,140,287	44,984
		1,071,100
Household Products - 1.9%
Clorox Co. (d)	541,751	47,284
Colgate-Palmolive Co.	3,689,960	231,840
Kimberly-Clark Corp. (d)	1,602,179	176,800
Procter & Gamble Co.	11,411,548	897,632
		1,353,556
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	1,821,028	$ 28,171
Estee Lauder Companies, Inc. Class A	1,074,933	73,998
		102,169
Tobacco - 1.4%
Altria Group, Inc.	8,396,367	304,452
Lorillard, Inc.	1,546,448	75,869
Philip Morris International, Inc. (d)	6,726,137	544,212
Reynolds American, Inc.	1,315,967	66,891
		991,424
TOTAL CONSUMER STAPLES		6,623,141
ENERGY - 9.9%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,860,730	117,747
Cameron International Corp. (a)(d)	998,619	63,972
Diamond Offshore Drilling, Inc. (d)	291,845	13,804
Ensco PLC Class A	980,647	51,641
FMC Technologies, Inc. (a)(d)	993,236	49,900
Halliburton Co.	3,560,982	202,976
Helmerich & Payne, Inc. (d)	449,802	44,418
Nabors Industries Ltd.	1,090,453	25,102
National Oilwell Varco, Inc. (d)	1,797,228	138,458
Noble Corp.	1,063,841	33,032
Rowan Companies PLC (a)	521,561	17,399
Schlumberger Ltd.	5,528,778	514,176
Transocean Ltd. (United States) (d)	1,422,987	60,335
		1,332,960
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	2,112,791	177,812
Apache Corp. (d)	1,676,053	132,894
Cabot Oil & Gas Corp.	1,768,056	61,882
Chesapeake Energy Corp. (d)	2,122,059	54,983
Chevron Corp.	8,073,773	931,148
ConocoPhillips Co.	5,143,152	342,020
CONSOL Energy, Inc.	961,133	38,541
Denbury Resources, Inc. (d)	1,539,417	25,185
Devon Energy Corp.	1,602,183	103,213
EOG Resources, Inc.	1,145,991	217,074
EQT Corp.	632,728	64,722
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	18,339,687	$ 1,765,562
Hess Corp. (d)	1,194,140	95,567
Kinder Morgan Holding Co. LLC	2,826,626	90,028
Marathon Oil Corp.	2,924,575	97,973
Marathon Petroleum Corp.	1,263,757	106,156
Murphy Oil Corp. (d)	737,884	43,808
Newfield Exploration Co. (a)	571,465	16,110
Noble Energy, Inc. (d)	1,508,300	103,711
Occidental Petroleum Corp.	3,383,962	326,620
ONEOK, Inc. (d)	866,024	51,217
Peabody Energy Corp. (d)	1,132,792	19,892
Phillips 66 Co.	2,516,943	188,418
Pioneer Natural Resources Co.	598,736	120,454
QEP Resources, Inc.	752,649	21,774
Range Resources Corp. (d)	686,071	59,036
Southwestern Energy Co. (a)(d)	1,472,262	60,863
Spectra Energy Corp.	2,812,926	104,866
Tesoro Corp.	557,653	28,446
The Williams Companies, Inc.	2,869,134	118,495
Valero Energy Corp.	2,265,164	108,683
WPX Energy, Inc. (a)(d)	843,027	14,854
		5,692,007
TOTAL ENERGY		7,024,967
FINANCIALS - 15.7%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	816,713	89,014
Bank of New York Mellon Corp.	4,821,670	154,293
BlackRock, Inc. Class A	533,416	162,607
Charles Schwab Corp. (d)	4,871,097	129,133
E*TRADE Financial Corp. (a)	1,205,701	27,092
Franklin Resources, Inc. (d)	1,694,941	90,256
Goldman Sachs Group, Inc.	1,769,541	294,540
Invesco Ltd.	1,860,957	63,831
Legg Mason, Inc.	445,663	20,483
Morgan Stanley	5,816,336	179,143
Northern Trust Corp.	943,094	58,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,842,993	$ 121,029
T. Rowe Price Group, Inc.	1,095,332	88,908
		1,478,659
Commercial Banks - 2.8%
BB&T Corp.	2,959,382	111,865
Comerica, Inc.	767,888	36,997
Fifth Third Bancorp	3,706,280	80,408
Huntington Bancshares, Inc.	3,521,195	33,557
KeyCorp	3,764,366	49,577
M&T Bank Corp.	546,722	63,742
PNC Financial Services Group, Inc.	2,233,871	182,686
Regions Financial Corp.	5,783,177	61,533
SunTrust Banks, Inc.	2,247,158	84,673
U.S. Bancorp (d)	7,667,107	315,425
Wells Fargo & Co.	20,123,906	934,152
Zions Bancorporation (d)	775,042	24,181
		1,978,796
Consumer Finance - 1.0%
American Express Co. (d)	3,867,729	353,046
Capital One Financial Corp.	2,420,466	177,735
Discover Financial Services	2,010,915	115,386
SLM Corp.	1,831,502	43,846
		690,013
Diversified Financial Services - 5.0%
Bank of America Corp.	44,778,054	740,181
Berkshire Hathaway, Inc. Class B (a)	7,556,795	874,926
Citigroup, Inc.	12,733,000	619,206
CME Group, Inc.	1,323,403	97,694
IntercontinentalExchange Group, Inc.	482,938	100,857
JPMorgan Chase & Co.	15,781,647	896,713
Leucadia National Corp.	1,316,132	36,773
McGraw Hill Financial, Inc.	1,136,860	90,562
Moody's Corp. (d)	794,660	62,778
The Nasdaq OMX Group, Inc.	485,421	18,635
		3,538,325
Insurance - 2.8%
ACE Ltd.	1,427,645	139,724
AFLAC, Inc.	1,956,717	125,386
Allstate Corp.	1,909,521	103,611
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	6,181,132	$ 307,635
Aon PLC	1,263,845	108,185
Assurant, Inc. (d)	305,277	20,035
Cincinnati Financial Corp. (d)	619,009	29,019
Genworth Financial, Inc. Class A (a)	2,074,979	32,245
Hartford Financial Services Group, Inc.	1,876,922	66,049
Lincoln National Corp. (d)	1,101,373	55,212
Loews Corp.	1,284,035	55,830
Marsh & McLennan Companies, Inc.	2,303,845	110,953
MetLife, Inc.	4,706,368	238,472
Principal Financial Group, Inc.	1,149,304	52,121
Progressive Corp. (d)	2,317,364	56,752
Prudential Financial, Inc.	1,943,745	164,402
The Chubb Corp.	1,056,927	92,460
The Travelers Companies, Inc.	1,528,412	128,142
Torchmark Corp. (d)	379,597	29,423
Unum Group	1,096,398	38,133
XL Group PLC Class A	1,187,284	36,093
		1,989,882
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,656,759	134,976
Apartment Investment & Management Co. Class A	612,577	18,310
AvalonBay Communities, Inc.	510,698	65,865
Boston Properties, Inc.	641,809	72,159
Equity Residential (SBI) (d)	1,407,146	82,276
General Growth Properties, Inc.	2,256,911	49,697
HCP, Inc. (d)	1,915,499	74,264
Health Care REIT, Inc. (d)	1,211,885	71,186
Host Hotels & Resorts, Inc.	3,174,991	62,452
Kimco Realty Corp. (d)	1,719,941	38,286
Plum Creek Timber Co., Inc. (d)	742,695	32,151
Prologis, Inc.	2,093,720	86,240
Public Storage	606,785	102,547
Simon Property Group, Inc.	1,302,792	210,127
The Macerich Co.	590,009	35,477
Ventas, Inc.	1,234,597	77,076
Vornado Realty Trust (d)	730,288	70,319
Weyerhaeuser Co.	2,446,498	72,196
		1,355,604
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)(d)	1,168,644	$ 32,664
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,996,545	18,967
People's United Financial, Inc.	1,334,177	18,905
		37,872
TOTAL FINANCIALS		11,101,815
HEALTH CARE - 13.5%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	823,148	145,533
Amgen, Inc.	3,165,935	392,639
Biogen Idec, Inc. (a)	991,658	337,838
Celgene Corp. (a)	1,729,932	278,087
Gilead Sciences, Inc. (a)(d)	6,437,233	532,939
Regeneron Pharmaceuticals, Inc. (a)(d)	329,727	109,634
Vertex Pharmaceuticals, Inc. (a)(d)	981,348	79,352
		1,876,022
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories (d)	6,491,125	258,217
Baxter International, Inc.	2,278,329	158,344
Becton, Dickinson & Co.	814,836	93,885
Boston Scientific Corp. (a)	5,605,461	73,432
C.R. Bard, Inc. (d)	326,995	47,140
CareFusion Corp. (a)	887,233	35,960
Covidien PLC	1,931,142	138,946
DENTSPLY International, Inc.	598,875	27,177
Edwards Lifesciences Corp. (a)(d)	459,307	32,041
Intuitive Surgical, Inc. (a)(d)	159,798	71,083
Medtronic, Inc.	4,191,225	248,372
St. Jude Medical, Inc. (d)	1,225,075	82,472
Stryker Corp. (d)	1,239,156	99,430
Varian Medical Systems, Inc. (a)(d)	443,824	37,206
Zimmer Holdings, Inc. (d)	717,804	67,359
		1,471,064
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,542,821	112,179
AmerisourceBergen Corp.	965,710	65,523
Cardinal Health, Inc.	1,433,573	102,543
Cigna Corp.	1,160,420	92,358
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	741,146	$ 50,939
Express Scripts Holding Co. (a)(d)	3,382,871	254,764
Humana, Inc.	654,546	73,610
Laboratory Corp. of America Holdings (a)(d)	366,918	34,322
McKesson Corp.	964,362	170,740
Patterson Companies, Inc. (d)	350,005	14,406
Quest Diagnostics, Inc. (d)	610,525	32,358
Tenet Healthcare Corp. (a)(d)	416,570	18,379
UnitedHealth Group, Inc.	4,226,523	326,583
WellPoint, Inc.	1,240,206	112,350
		1,461,054
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,239,321	76,057
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,388,715	79,060
PerkinElmer, Inc.	471,843	21,384
Thermo Fisher Scientific, Inc.	1,663,590	207,183
Waters Corp. (a)(d)	357,389	39,813
		347,440
Pharmaceuticals - 6.1%
AbbVie, Inc.	6,678,680	340,012
Actavis PLC (a)(d)	730,680	161,349
Allergan, Inc.	1,247,531	158,436
Bristol-Myers Squibb Co.	6,912,438	371,682
Eli Lilly & Co. (d)	4,162,266	248,113
Forest Laboratories, Inc. (a)	995,294	97,111
Hospira, Inc. (a)(d)	696,369	30,139
Johnson & Johnson	11,844,826	1,091,145
Merck & Co., Inc.	12,266,702	699,079
Mylan, Inc. (a)(d)	1,607,292	89,317
Perrigo Co. PLC	558,573	91,852
Pfizer, Inc.	27,208,522	873,666
Zoetis, Inc. Class A	2,099,105	65,114
		4,317,015
TOTAL HEALTH CARE		9,548,652
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.8%
General Dynamics Corp. (d)	1,404,652	153,866
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc. (d)	3,294,177	$ 311,102
L-3 Communications Holdings, Inc.	372,061	42,936
Lockheed Martin Corp.	1,129,546	183,325
Northrop Grumman Corp.	931,952	112,794
Precision Castparts Corp.	609,807	157,257
Raytheon Co.	1,341,192	131,316
Rockwell Collins, Inc. (d)	567,246	46,820
Textron, Inc. (d)	1,180,310	46,858
The Boeing Co.	2,902,337	374,169
United Technologies Corp.	3,543,977	414,716
		1,975,159
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	636,587	33,013
Expeditors International of Washington, Inc.	863,056	34,099
FedEx Corp.	1,249,553	166,603
United Parcel Service, Inc. Class B (d)	3,000,963	287,402
		521,117
Airlines - 0.2%
Delta Air Lines, Inc.	3,591,712	119,281
Southwest Airlines Co.	2,924,941	65,636
		184,917
Building Products - 0.1%
Allegion PLC	374,924	20,377
Masco Corp. (d)	1,498,686	34,994
		55,371
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	769,567	23,633
Cintas Corp. (d)	422,782	25,646
Iron Mountain, Inc.	714,458	19,433
Pitney Bowes, Inc. (d)	847,998	21,582
Republic Services, Inc.	1,133,797	38,674
Stericycle, Inc. (a)(d)	359,824	41,020
Tyco International Ltd. (d)	1,953,413	82,395
Waste Management, Inc.	1,831,834	76,021
		328,404
Construction & Engineering - 0.2%
Fluor Corp.	685,781	53,278
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	552,951	$ 33,536
Quanta Services, Inc. (a)	906,213	31,908
		118,722
Electrical Equipment - 0.7%
AMETEK, Inc.	1,027,514	54,705
Eaton Corp. PLC (d)	1,992,023	148,824
Emerson Electric Co.	2,955,348	192,866
Rockwell Automation, Inc. (d)	582,153	71,512
Roper Industries, Inc.	416,919	56,543
		524,450
Industrial Conglomerates - 2.3%
3M Co. (d)	2,685,165	361,772
Danaher Corp. (d)	2,517,179	192,539
General Electric Co.	42,474,254	1,081,819
		1,636,130
Machinery - 1.8%
Caterpillar, Inc. (d)	2,671,519	259,057
Cummins, Inc. (d)	731,522	106,744
Deere & Co.	1,607,246	138,111
Dover Corp.	715,222	67,445
Flowserve Corp. (d)	585,512	47,549
Illinois Tool Works, Inc.	1,714,236	141,424
Ingersoll-Rand PLC	1,124,772	68,769
Joy Global, Inc. (d)	446,172	24,539
PACCAR, Inc. (d)	1,486,532	97,873
Pall Corp.	465,113	40,000
Parker Hannifin Corp.	626,515	75,526
Pentair Ltd. (d)	836,835	67,625
Snap-On, Inc.	244,123	27,383
Stanley Black & Decker, Inc.	651,625	54,111
Xylem, Inc. (d)	774,509	30,477
		1,246,633
Professional Services - 0.2%
Dun & Bradstreet Corp.	160,201	15,894
Equifax, Inc.	510,856	35,791
Nielsen Holdings B.V.	1,062,335	50,291
Robert Half International, Inc.	581,852	23,821
		125,797
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
CSX Corp.	4,255,558	$ 117,922
Kansas City Southern	462,674	43,454
Norfolk Southern Corp.	1,296,851	119,194
Ryder System, Inc.	220,793	16,630
Union Pacific Corp.	1,933,538	348,772
		645,972
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,146,107	54,085
W.W. Grainger, Inc. (d)	259,348	66,139
		120,224
TOTAL INDUSTRIALS		7,482,896
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	22,445,916	489,321
F5 Networks, Inc. (a)(d)	325,814	36,602
Harris Corp.	448,674	33,121
Juniper Networks, Inc. (a)	2,120,084	56,691
Motorola Solutions, Inc.	966,643	63,992
QUALCOMM, Inc.	7,092,510	533,995
		1,213,722
Computers & Peripherals - 3.9%
Apple, Inc.	3,777,237	1,987,732
EMC Corp. (d)	8,639,155	227,815
Hewlett-Packard Co.	8,068,110	241,075
NetApp, Inc. (d)	1,430,806	57,819
SanDisk Corp. (d)	948,324	70,460
Seagate Technology (d)	1,369,194	71,458
Western Digital Corp.	883,752	76,878
		2,733,237
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	664,488	58,488
Corning, Inc.	6,075,574	117,076
FLIR Systems, Inc.	594,689	20,303
Jabil Circuit, Inc.	776,155	14,367
TE Connectivity Ltd.	1,722,812	100,922
		311,156
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)(d)	751,373	$ 45,931
eBay, Inc. (a)	4,891,428	287,469
Facebook, Inc. Class A (a)	6,904,847	472,706
Google, Inc. Class A (a)	1,178,140	1,432,206
VeriSign, Inc. (a)(d)	540,843	29,806
Yahoo!, Inc. (a)(d)	3,960,667	153,159
		2,421,277
IT Services - 3.6%
Accenture PLC Class A (d)	2,668,904	222,453
Alliance Data Systems Corp. (a)	204,505	58,306
Automatic Data Processing, Inc.	2,021,095	157,201
Cognizant Technology Solutions Corp. Class A (a)	1,269,929	132,149
Computer Sciences Corp.	618,014	39,058
Fidelity National Information Services, Inc.	1,222,221	67,968
Fiserv, Inc. (a)	1,082,863	62,860
IBM Corp. (d)	4,285,066	793,466
MasterCard, Inc. Class A	4,346,141	337,782
Paychex, Inc.	1,364,502	56,982
Teradata Corp. (a)(d)	685,978	31,500
The Western Union Co.	2,318,434	38,787
Total System Services, Inc.	701,122	21,356
Visa, Inc. Class A (d)	2,137,864	483,029
Xerox Corp.	4,858,300	53,393
		2,556,290
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,348,148	48,951
Analog Devices, Inc.	1,305,814	66,361
Applied Materials, Inc.	5,055,344	95,849
Broadcom Corp. Class A	2,265,323	67,325
First Solar, Inc. (a)(d)	296,397	16,915
Intel Corp.	20,869,015	516,717
KLA-Tencor Corp.	699,618	45,580
Lam Research Corp. (a)(d)	681,747	35,267
Linear Technology Corp. (d)	983,052	46,046
LSI Corp.	2,287,724	25,371
Microchip Technology, Inc. (d)	832,779	37,933
Micron Technology, Inc. (a)	4,415,848	106,819
NVIDIA Corp.	2,429,042	44,646
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	4,595,142	$ 206,598
Xilinx, Inc. (d)	1,126,423	58,799
		1,419,177
Software - 3.5%
Adobe Systems, Inc. (a)	1,951,699	133,906
Autodesk, Inc. (a)	947,103	49,685
CA Technologies, Inc.	1,364,052	45,696
Citrix Systems, Inc. (a)	782,523	46,991
Electronic Arts, Inc. (a)(d)	1,297,746	37,103
Intuit, Inc. (d)	1,195,857	93,456
Microsoft Corp.	31,891,896	1,221,779
Oracle Corp.	14,732,338	576,182
Red Hat, Inc. (a)	795,546	46,929
salesforce.com, Inc. (a)(d)	2,328,967	145,258
Symantec Corp.	2,922,048	62,766
		2,459,751
TOTAL INFORMATION TECHNOLOGY		13,114,610
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	886,969	107,607
Airgas, Inc.	278,641	30,037
CF Industries Holdings, Inc.	240,609	60,369
E.I. du Pont de Nemours & Co. (d)	3,887,921	259,013
Eastman Chemical Co.	646,179	56,495
Ecolab, Inc. (d)	1,138,409	122,664
FMC Corp. (d)	559,504	43,183
International Flavors & Fragrances, Inc.	342,204	32,095
LyondellBasell Industries NV Class A	1,833,954	161,535
Monsanto Co.	2,207,548	242,874
PPG Industries, Inc.	596,234	117,947
Praxair, Inc.	1,235,780	161,109
Sherwin-Williams Co.	361,599	72,493
Sigma Aldrich Corp.	502,376	47,429
The Dow Chemical Co.	5,091,796	248,021
The Mosaic Co.	1,430,666	69,902
		1,832,773
Construction Materials - 0.1%
Vulcan Materials Co.	545,714	37,070
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	405,609	$ 20,207
Ball Corp.	607,191	33,736
Bemis Co., Inc. (d)	432,162	16,975
MeadWestvaco Corp. (d)	746,767	27,951
Owens-Illinois, Inc. (a)	692,669	23,495
Sealed Air Corp.	823,556	28,034
		150,398
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,490,352	52,717
Allegheny Technologies, Inc. (d)	453,324	14,407
Cliffs Natural Resources, Inc. (d)	642,838	12,876
Freeport-McMoRan Copper & Gold, Inc.	4,358,333	142,169
Newmont Mining Corp.	2,090,138	48,617
Nucor Corp.	1,335,898	67,116
United States Steel Corp. (d)	607,334	14,710
		352,612
Paper & Forest Products - 0.1%
International Paper Co.	1,862,397	91,053
TOTAL MATERIALS		2,463,906
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. (d)	22,115,865	706,160
CenturyLink, Inc.	2,481,406	77,569
Frontier Communications Corp. (d)	4,196,250	20,478
Verizon Communications, Inc. (d)	17,365,550	826,253
Windstream Holdings, Inc. (d)	2,502,405	20,069
		1,650,529
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	1,402,477	106,448
TOTAL TELECOMMUNICATION SERVICES		1,756,977
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,045,717	102,695
Duke Energy Corp.	2,963,866	210,079
Edison International	1,367,805	71,632
Entergy Corp.	748,611	47,776
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. (d)	3,597,414	$ 109,397
FirstEnergy Corp.	1,755,794	54,043
NextEra Energy, Inc.	1,808,069	165,239
Northeast Utilities	1,322,812	58,799
Pepco Holdings, Inc.	1,048,518	21,379
Pinnacle West Capital Corp. (d)	461,986	25,710
PPL Corp.	2,645,885	85,436
Southern Co. (d)	3,701,683	156,766
Xcel Energy, Inc. (d)	2,089,164	63,281
		1,172,232
Gas Utilities - 0.0%
AGL Resources, Inc.	498,694	23,459
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	1,357,749	39,470
The AES Corp.	2,756,658	37,628
		77,098
Multi-Utilities - 1.1%
Ameren Corp.	1,018,619	41,162
CenterPoint Energy, Inc.	1,799,496	42,558
CMS Energy Corp.	1,116,708	31,748
Consolidated Edison, Inc. (d)	1,229,588	68,918
Dominion Resources, Inc.	2,436,759	169,111
DTE Energy Co.	742,221	53,262
Integrys Energy Group, Inc.	335,042	19,188
NiSource, Inc.	1,315,260	45,797
PG&E Corp.	1,886,209	83,106
Public Service Enterprise Group, Inc.	2,123,682	77,854
SCANA Corp.	590,046	29,207
Sempra Energy (d)	954,207	90,144
TECO Energy, Inc. (d)	857,531	14,389
Wisconsin Energy Corp.	950,965	41,804
		808,248
TOTAL UTILITIES		2,081,037
TOTAL COMMON STOCKS (Cost $40,581,185)		69,930,618
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 9/18/14 (e) (Cost $52,985)	$ 53,000	$ 52,990
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	476,625,951	476,626
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,608,422,468	4,608,422
TOTAL MONEY MARKET FUNDS (Cost $5,085,048)		5,085,048
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $45,719,218)		75,068,656
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(4,440,532)
NET ASSETS - 100%		$ 70,628,124
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
352 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 32,694	$ 1,148
1,443 CME S&P 500 Index Contracts (United States)	March 2014	670,129	7,745
TOTAL EQUITY INDEX CONTRACTS		$ 702,823	$ 8,893

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,344,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 833
Fidelity Securities Lending Cash Central Fund	4,627
Total	$ 5,460
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,732,617	$ 8,732,617	$ -	$ -
Consumer Staples	6,623,141	6,623,141	-	-
Energy	7,024,967	7,024,967	-	-
Financials	11,101,815	11,101,815	-	-
Health Care	9,548,652	9,548,652	-	-
Industrials	7,482,896	7,482,896	-	-
Information Technology	13,114,610	13,114,610	-	-
Materials	2,463,906	2,463,906	-	-
Telecommunication Services	1,756,977	1,756,977	-	-
Utilities	2,081,037	2,081,037	-	-
U.S. Government and Government Agency Obligations	52,990	-	52,990	-
Money Market Funds	5,085,048	5,085,048	-	-
Total Investments in Securities:	$ 75,068,656	$ 75,015,666	$ 52,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,893	$ 8,893	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,893	$ -
Total Value of Derivatives	$ 8,893	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $4,501,014) - See accompanying schedule: Unaffiliated issuers (cost $40,634,170)	$ 69,983,608
Fidelity Central Funds (cost $5,085,048)	5,085,048
Total Investments (cost $45,719,218)		$ 75,068,656
Receivable for fund shares sold		72,385
Dividends receivable		153,443
Distributions receivable from Fidelity Central Funds		370
Receivable for daily variation margin for derivative instruments		1,350
Receivable from investment adviser for expense reductions		889
Other receivables		1,519
Total assets		75,298,612

Liabilities
Payable for investments purchased	$ 329
Payable for fund shares redeemed	56,579
Accrued management fee	1,431
Other affiliated payables	2,227
Other payables and accrued expenses	1,500
Collateral on securities loaned, at value	4,608,422
Total liabilities		4,670,488

Net Assets		$ 70,628,124
Net Assets consist of:
Paid in capital		$ 41,593,265
Undistributed net investment income		230,704
Accumulated undistributed net realized gain (loss) on investments		(554,176)
Net unrealized appreciation (depreciation) on investments		29,358,331
Net Assets		$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($5,750,551 ÷ 86,998 shares)	$ 66.10

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($38,735,709 ÷ 585,941 shares)	$ 66.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,636,286 ÷ 342,398 shares)	$ 66.11

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,505,578 ÷ 53,025 shares)	$ 66.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2014

Investment Income
Dividends		$ 1,286,205
Interest		42
Income from Fidelity Central Funds		5,460
Total income		1,291,707

Expenses
Management fee	$ 15,599
Transfer agent fees	24,348
Independent trustees' compensation	301
Appreciation in deferred trustee compensation account	1
Miscellaneous	117
Total expenses before reductions	40,366
Expense reductions	(9,602)	30,764
Net investment income (loss)		1,260,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	800,214
Futures contracts	189,043
Total net realized gain (loss)		989,257
Change in net unrealized appreciation (depreciation) on: Investment securities	11,661,786
Futures contracts	(2,763)
Total change in net unrealized appreciation (depreciation)		11,659,023
Net gain (loss)		12,648,280
Net increase (decrease) in net assets resulting from operations		$ 13,909,223

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,260,943	$ 1,076,063
Net realized gain (loss)	989,257	816,438
Change in net unrealized appreciation (depreciation)	11,659,023	4,290,428
Net increase (decrease) in net assets resulting from operations	13,909,223	6,182,929
Distributions to shareholders from net investment income	(1,221,746)	(1,030,033)
Share transactions - net increase (decrease)	4,624,796	3,180,920
Total increase (decrease) in net assets	17,312,273	8,333,816

Net Assets
Beginning of period	53,315,851	44,982,035
End of period (including undistributed net investment income of $230,704 and undistributed net investment income of $191,536, respectively)	$ 70,628,124	$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Income from Investment Operations
Net investment income (loss) B	1.19	1.10	.89	.81	.75
Net realized and unrealized gain (loss)	12.26	5.28	1.40	7.88	13.12
Total from investment operations	13.45	6.38	2.29	8.69	13.87
Distributions from net investment income	(1.16)	(1.06)	(.89)	(.79)	(.78)
Net asset value, end of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Total Return A	25.27%	13.36%	5.04%	22.47%	53.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% H	.10% H	.10%	.10%	.10%
Expenses net of all reductions	.10% H	.10% H	.10%	.10%	.10%
Net investment income (loss)	1.98%	2.21%	1.96%	1.94%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 5,751	$ 4,705	$ 13,407	$ 27,881	$ 23,666
Portfolio turnover rate D	4%	4%	5% F	4%	11% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

H Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Income from Investment Operations
Net investment income (loss) B	1.22	1.13	.90	.82	.77
Net realized and unrealized gain (loss)	12.26	5.27	1.40	7.89	13.10
Total from investment operations	13.48	6.40	2.30	8.71	13.87
Distributions from net investment income	(1.19)	(1.08)	(.90)	(.80)	(.79)
Net asset value, end of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Total Return A	25.32%	13.39%	5.07%	22.53%	53.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.02%	2.25%	1.99%	1.97%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 38,736	$ 28,996	$ 16,230	$ 15,595	$ 12,455
Portfolio turnover rate D	4%	4%	5% F	4%	11% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.22	1.13	.79
Net realized and unrealized gain (loss)	12.26	5.28	.68
Total from investment operations	13.48	6.41	1.47
Distributions from net investment income	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 66.11	$ 53.82	$ 48.50
Total Return B, C	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.04%	.04%	.05% A
Expenses net of all reductions	.04%	.04%	.05% A
Net investment income (loss)	2.03%	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rate F	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.24	1.14	.81
Net realized and unrealized gain (loss)	12.24	5.29	.67
Total from investment operations	13.48	6.43	1.48
Distributions from net investment income	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 66.11	$ 53.83	$ 48.50
Total Return B, C	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% J	.03% J	.03% A, J
Expenses net of fee waivers, if any	.02%	.02%	.03% A, J
Expenses net of all reductions	.02%	.02%	.03% A, J
Net investment income (loss)	2.05%	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,506	$ 1,912	$ 716
Portfolio turnover rate F	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,001,212
Gross unrealized depreciation	(2,721,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,279,441

Tax Cost	$ 45,789,215

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 232,209
Capital loss carryforward	$ (475,285)
Net unrealized appreciation (depreciation)	$ 29,279,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (475,285)

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013
Ordinary Income	$ 1,221,746	$ 1,030,033

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $189,043 and a change in net unrealized appreciation (depreciation) of $(2,763) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,049,933 and $2,239,038, respectively.

Securities received in-kind through subscriptions totaled $225,644.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class'

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 3,931
Fidelity Advantage Class	15,327
Institutional Class	5,090
$ 24,348

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,627.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2015.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 293
Fidelity Advantage Class	.050%	7,001
Institutional Class	.040%	2,144
Fidelity Advantage Institutional Class	.020%	151

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $12.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
From net investment income
Investor Class	$ 100,863	$ 226,551
Fidelity Advantage Class	665,146	421,592
Institutional Class	401,823	348,307
Fidelity Advantage Institutional Class	53,914	33,583
Total	$ 1,221,746	$ 1,030,033

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Investor Class
Shares sold	39,355	47,792	$ 2,384,060	$ 2,395,212
Reinvestment of distributions	1,660	4,370	98,060	217,646
Shares redeemed	(41,439)	(241,211)	(2,495,889)	(12,295,797)
Net increase (decrease)	(424)	(189,049)	$ (13,769)	$ (9,682,939)
Fidelity Advantage Class
Shares sold	139,661	271,957	$ 8,405,537	$ 13,895,241
Reinvestment of distributions	10,502	7,827	620,608	390,172
Shares redeemed	(102,964)	(75,714)	(6,208,026)	(3,793,810)
Net increase (decrease)	47,199	204,070	$ 2,818,119	$ 10,491,603
Institutional Class
Shares sold	90,088	92,394	$ 5,417,050	$ 4,615,642
Reinvestment of distributions	6,803	6,988	401,823	348,307
Shares redeemed	(83,402)	(72,117)	(5,026,000)	(3,630,016)
Net increase (decrease)	13,489	27,265	$ 792,873	$ 1,333,933
Fidelity Advantage Institutional Class
Shares sold	24,446	24,302	$ 1,448,700	$ 1,217,091
Reinvestment of distributions	908	673	53,914	33,583
Shares redeemed	(7,851)	(4,226)	(475,041)	(212,351)
Net increase (decrease)	17,503	20,749	$ 1,027,573	$ 1,038,323

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 172 funds. James C. Curvey oversees 395 funds. Ned C. Lautenbach and William S. Stavropoulos each oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 97%, 96%, 96%, and 96%; and Fidelity Advantage Institutional Class designates 96%, 95%, 95%, and 95% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100%, 99%, 99%, and 99%; and Fidelity Advantage Institutional Class designates 98%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-UANN-0414
1.925888.102

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Investor Class	25.27%	22.93%	7.10%
Fidelity Advantage® Class A	25.32%	22.97%	7.13%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain. Data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 25.27% and 25.32%, respectively, in line with the S&P 500®. All 10 sectors in the index gained ground, and all but one - telecommunication services - was up by double digits. On an individual basis, the fund's top-three contributors were all technology stocks and household names, led by Internet search leader Google, which saw its shares rise 14% in a single day in October, thanks to better-than-expected earnings. Consumer products and computer manufacturer Apple also added value, as did software maker Microsoft, whose shares were up 42% as the company continued to generate strong financial results relative to Wall Street's expectations. Also of note, health care was the strongest-performing sector in the index, and biotechnology company Gilead Sciences, which gained 94%, contributed the most within that group. In contrast, IBM topped the list of individual detractors, as the diversified technology company lost modest ground amid declining revenues, while tobacco company Philip Morris International struggled in an environment of slowing worldwide demand for cigarettes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.095%
Actual		$ 1,000.00	$ 1,150.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,150.40	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,150.50	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,150.60	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	3.1
Exxon Mobil Corp.	2.5	2.6
Google, Inc. Class A	2.0	1.5
Microsoft Corp.	1.7	1.7
Johnson & Johnson	1.6	1.6
General Electric Co.	1.5	1.6
Wells Fargo & Co.	1.3	1.4
Chevron Corp.	1.3	1.6
Procter & Gamble Co.	1.3	1.5
JPMorgan Chase & Co.	1.3	1.3
	17.3
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	17.8
Financials	15.7	16.1
Health Care	13.5	12.7
Consumer Discretionary	12.4	12.1
Industrials	10.6	10.2
Energy	9.9	10.5
Consumer Staples	9.4	10.1
Materials	3.5	3.4
Utilities	2.9	3.2
Telecommunication Services	2.5	2.5

Annual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc. (d)	955,319	$ 58,704
Delphi Automotive PLC	1,175,581	78,258
Johnson Controls, Inc.	2,875,734	142,061
The Goodyear Tire & Rubber Co.	1,036,511	27,851
		306,874
Automobiles - 0.7%
Ford Motor Co. (d)	16,559,347	254,848
General Motors Co.	5,470,478	198,031
Harley-Davidson, Inc. (d)	928,245	61,320
		514,199
Distributors - 0.1%
Genuine Parts Co. (d)	648,014	57,084
Diversified Consumer Services - 0.1%
Graham Holdings Co.	18,290	13,145
H&R Block, Inc.	1,147,204	36,298
		49,443
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,838,888	72,930
Chipotle Mexican Grill, Inc. (a)(d)	129,907	73,425
Darden Restaurants, Inc.	548,144	27,988
International Game Technology (d)	1,044,920	15,768
Marriott International, Inc. Class A (d)	943,129	51,146
McDonald's Corp.	4,177,287	397,469
Starbucks Corp.	3,163,727	224,498
Starwood Hotels & Resorts Worldwide, Inc.	803,996	66,298
Wyndham Worldwide Corp.	547,049	39,869
Wynn Resorts Ltd. (d)	339,100	82,228
Yum! Brands, Inc.	1,869,567	138,498
		1,190,117
Household Durables - 0.4%
D.R. Horton, Inc. (d)	1,193,072	29,302
Garmin Ltd. (d)	516,330	27,706
Harman International Industries, Inc.	283,590	29,700
Leggett & Platt, Inc. (d)	592,826	19,000
Lennar Corp. Class A (d)	738,015	32,384
Mohawk Industries, Inc. (a)	256,109	36,247
Newell Rubbermaid, Inc.	1,205,710	38,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
PulteGroup, Inc.	1,447,318	$ 30,379
Whirlpool Corp.	329,534	47,661
		291,094
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,556,526	563,618
Expedia, Inc.	432,321	33,950
Netflix, Inc. (a)	248,775	110,862
priceline.com, Inc. (a)(d)	215,902	291,217
TripAdvisor, Inc. (a)(d)	465,191	46,631
		1,046,278
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	484,811	26,742
Mattel, Inc.	1,420,798	53,010
		79,752
Media - 3.7%
Cablevision Systems Corp. - NY Group Class A (d)	898,748	15,818
CBS Corp. Class B	2,342,897	157,162
Comcast Corp. Class A	10,940,314	565,505
DIRECTV (a)	2,051,474	159,194
Discovery Communications, Inc. Class A (a)(d)	947,408	78,938
Gannett Co., Inc. (d)	956,734	28,463
Interpublic Group of Companies, Inc.	1,747,447	30,965
News Corp. Class A (a)	2,089,887	38,308
Omnicom Group, Inc.	1,080,441	81,768
Scripps Networks Interactive, Inc. Class A	459,930	37,365
The Walt Disney Co. (d)	6,860,916	554,431
Time Warner Cable, Inc.	1,183,417	166,093
Time Warner, Inc.	3,798,161	254,971
Twenty-First Century Fox, Inc. Class A	8,238,257	276,311
Viacom, Inc. Class B (non-vtg.)	1,703,789	149,473
		2,594,765
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,236,921	74,092
Dollar Tree, Inc. (a)	873,611	47,848
Family Dollar Stores, Inc.	405,902	26,587
Kohl's Corp. (d)	845,053	47,484
Macy's, Inc.	1,546,944	89,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc. (d)	600,689	$ 36,930
Target Corp. (d)	2,653,601	165,956
		488,403
Specialty Retail - 2.2%
AutoNation, Inc. (a)	271,034	14,267
AutoZone, Inc. (a)(d)	142,871	76,927
Bed Bath & Beyond, Inc. (a)(d)	901,532	61,142
Best Buy Co., Inc. (d)	1,147,549	30,559
CarMax, Inc. (a)(d)	937,636	45,410
GameStop Corp. Class A (d)	490,751	18,310
Gap, Inc.	1,112,070	48,653
Home Depot, Inc.	5,911,951	484,957
L Brands, Inc.	1,023,664	57,663
Lowe's Companies, Inc.	4,390,550	219,659
O'Reilly Automotive, Inc. (a)(d)	450,563	67,967
PetSmart, Inc. (d)	435,474	29,203
Ross Stores, Inc.	909,668	66,224
Staples, Inc. (d)	2,772,854	37,683
Tiffany & Co., Inc.	462,305	43,110
TJX Companies, Inc.	2,985,722	183,502
Tractor Supply Co. (d)	586,007	41,349
Urban Outfitters, Inc. (a)	457,831	17,141
		1,543,726
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,177,427	57,470
Fossil Group, Inc. (a)	206,265	23,702
Michael Kors Holdings Ltd. (a)(d)	753,102	73,827
NIKE, Inc. Class B	3,136,969	245,625
PVH Corp.	342,455	43,297
Ralph Lauren Corp.	250,312	40,320
VF Corp.	1,478,772	86,641
		570,882
TOTAL CONSUMER DISCRETIONARY		8,732,617
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Beam, Inc.	684,589	56,794
Brown-Forman Corp. Class B (non-vtg.)	680,229	57,003
Coca-Cola Enterprises, Inc.	1,013,719	47,726
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	699,478	$ 56,679
Dr. Pepper Snapple Group, Inc.	842,330	43,894
Molson Coors Brewing Co. Class B	663,793	37,723
Monster Beverage Corp. (a)	570,173	42,193
PepsiCo, Inc.	6,438,286	515,514
The Coca-Cola Co.	15,943,297	609,034
		1,466,560
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,834,265	214,242
CVS Caremark Corp.	4,996,867	365,471
Kroger Co.	2,184,786	91,630
Safeway, Inc.	1,036,104	38,802
Sysco Corp. (d)	2,441,553	87,945
Wal-Mart Stores, Inc.	6,792,132	507,372
Walgreen Co.	3,656,038	248,428
Whole Foods Market, Inc. (d)	1,562,292	84,442
		1,638,332
Food Products - 1.5%
Archer Daniels Midland Co.	2,762,258	112,148
Campbell Soup Co. (d)	753,810	32,648
ConAgra Foods, Inc.	1,771,117	50,300
General Mills, Inc. (d)	2,662,732	133,216
Hormel Foods Corp.	565,089	26,813
Kellogg Co.	1,079,596	65,521
Kraft Foods Group, Inc.	2,501,561	138,261
McCormick & Co., Inc. (non-vtg.) (d)	554,371	36,810
Mead Johnson Nutrition Co. Class A	847,963	69,151
Mondelez International, Inc.	7,362,669	250,552
The Hershey Co.	628,922	66,553
The J.M. Smucker Co.	441,386	44,143
Tyson Foods, Inc. Class A (d)	1,140,287	44,984
		1,071,100
Household Products - 1.9%
Clorox Co. (d)	541,751	47,284
Colgate-Palmolive Co.	3,689,960	231,840
Kimberly-Clark Corp. (d)	1,602,179	176,800
Procter & Gamble Co.	11,411,548	897,632
		1,353,556
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	1,821,028	$ 28,171
Estee Lauder Companies, Inc. Class A	1,074,933	73,998
		102,169
Tobacco - 1.4%
Altria Group, Inc.	8,396,367	304,452
Lorillard, Inc.	1,546,448	75,869
Philip Morris International, Inc. (d)	6,726,137	544,212
Reynolds American, Inc.	1,315,967	66,891
		991,424
TOTAL CONSUMER STAPLES		6,623,141
ENERGY - 9.9%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,860,730	117,747
Cameron International Corp. (a)(d)	998,619	63,972
Diamond Offshore Drilling, Inc. (d)	291,845	13,804
Ensco PLC Class A	980,647	51,641
FMC Technologies, Inc. (a)(d)	993,236	49,900
Halliburton Co.	3,560,982	202,976
Helmerich & Payne, Inc. (d)	449,802	44,418
Nabors Industries Ltd.	1,090,453	25,102
National Oilwell Varco, Inc. (d)	1,797,228	138,458
Noble Corp.	1,063,841	33,032
Rowan Companies PLC (a)	521,561	17,399
Schlumberger Ltd.	5,528,778	514,176
Transocean Ltd. (United States) (d)	1,422,987	60,335
		1,332,960
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	2,112,791	177,812
Apache Corp. (d)	1,676,053	132,894
Cabot Oil & Gas Corp.	1,768,056	61,882
Chesapeake Energy Corp. (d)	2,122,059	54,983
Chevron Corp.	8,073,773	931,148
ConocoPhillips Co.	5,143,152	342,020
CONSOL Energy, Inc.	961,133	38,541
Denbury Resources, Inc. (d)	1,539,417	25,185
Devon Energy Corp.	1,602,183	103,213
EOG Resources, Inc.	1,145,991	217,074
EQT Corp.	632,728	64,722
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	18,339,687	$ 1,765,562
Hess Corp. (d)	1,194,140	95,567
Kinder Morgan Holding Co. LLC	2,826,626	90,028
Marathon Oil Corp.	2,924,575	97,973
Marathon Petroleum Corp.	1,263,757	106,156
Murphy Oil Corp. (d)	737,884	43,808
Newfield Exploration Co. (a)	571,465	16,110
Noble Energy, Inc. (d)	1,508,300	103,711
Occidental Petroleum Corp.	3,383,962	326,620
ONEOK, Inc. (d)	866,024	51,217
Peabody Energy Corp. (d)	1,132,792	19,892
Phillips 66 Co.	2,516,943	188,418
Pioneer Natural Resources Co.	598,736	120,454
QEP Resources, Inc.	752,649	21,774
Range Resources Corp. (d)	686,071	59,036
Southwestern Energy Co. (a)(d)	1,472,262	60,863
Spectra Energy Corp.	2,812,926	104,866
Tesoro Corp.	557,653	28,446
The Williams Companies, Inc.	2,869,134	118,495
Valero Energy Corp.	2,265,164	108,683
WPX Energy, Inc. (a)(d)	843,027	14,854
		5,692,007
TOTAL ENERGY		7,024,967
FINANCIALS - 15.7%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	816,713	89,014
Bank of New York Mellon Corp.	4,821,670	154,293
BlackRock, Inc. Class A	533,416	162,607
Charles Schwab Corp. (d)	4,871,097	129,133
E*TRADE Financial Corp. (a)	1,205,701	27,092
Franklin Resources, Inc. (d)	1,694,941	90,256
Goldman Sachs Group, Inc.	1,769,541	294,540
Invesco Ltd.	1,860,957	63,831
Legg Mason, Inc.	445,663	20,483
Morgan Stanley	5,816,336	179,143
Northern Trust Corp.	943,094	58,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,842,993	$ 121,029
T. Rowe Price Group, Inc.	1,095,332	88,908
		1,478,659
Commercial Banks - 2.8%
BB&T Corp.	2,959,382	111,865
Comerica, Inc.	767,888	36,997
Fifth Third Bancorp	3,706,280	80,408
Huntington Bancshares, Inc.	3,521,195	33,557
KeyCorp	3,764,366	49,577
M&T Bank Corp.	546,722	63,742
PNC Financial Services Group, Inc.	2,233,871	182,686
Regions Financial Corp.	5,783,177	61,533
SunTrust Banks, Inc.	2,247,158	84,673
U.S. Bancorp (d)	7,667,107	315,425
Wells Fargo & Co.	20,123,906	934,152
Zions Bancorporation (d)	775,042	24,181
		1,978,796
Consumer Finance - 1.0%
American Express Co. (d)	3,867,729	353,046
Capital One Financial Corp.	2,420,466	177,735
Discover Financial Services	2,010,915	115,386
SLM Corp.	1,831,502	43,846
		690,013
Diversified Financial Services - 5.0%
Bank of America Corp.	44,778,054	740,181
Berkshire Hathaway, Inc. Class B (a)	7,556,795	874,926
Citigroup, Inc.	12,733,000	619,206
CME Group, Inc.	1,323,403	97,694
IntercontinentalExchange Group, Inc.	482,938	100,857
JPMorgan Chase & Co.	15,781,647	896,713
Leucadia National Corp.	1,316,132	36,773
McGraw Hill Financial, Inc.	1,136,860	90,562
Moody's Corp. (d)	794,660	62,778
The Nasdaq OMX Group, Inc.	485,421	18,635
		3,538,325
Insurance - 2.8%
ACE Ltd.	1,427,645	139,724
AFLAC, Inc.	1,956,717	125,386
Allstate Corp.	1,909,521	103,611
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	6,181,132	$ 307,635
Aon PLC	1,263,845	108,185
Assurant, Inc. (d)	305,277	20,035
Cincinnati Financial Corp. (d)	619,009	29,019
Genworth Financial, Inc. Class A (a)	2,074,979	32,245
Hartford Financial Services Group, Inc.	1,876,922	66,049
Lincoln National Corp. (d)	1,101,373	55,212
Loews Corp.	1,284,035	55,830
Marsh & McLennan Companies, Inc.	2,303,845	110,953
MetLife, Inc.	4,706,368	238,472
Principal Financial Group, Inc.	1,149,304	52,121
Progressive Corp. (d)	2,317,364	56,752
Prudential Financial, Inc.	1,943,745	164,402
The Chubb Corp.	1,056,927	92,460
The Travelers Companies, Inc.	1,528,412	128,142
Torchmark Corp. (d)	379,597	29,423
Unum Group	1,096,398	38,133
XL Group PLC Class A	1,187,284	36,093
		1,989,882
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,656,759	134,976
Apartment Investment & Management Co. Class A	612,577	18,310
AvalonBay Communities, Inc.	510,698	65,865
Boston Properties, Inc.	641,809	72,159
Equity Residential (SBI) (d)	1,407,146	82,276
General Growth Properties, Inc.	2,256,911	49,697
HCP, Inc. (d)	1,915,499	74,264
Health Care REIT, Inc. (d)	1,211,885	71,186
Host Hotels & Resorts, Inc.	3,174,991	62,452
Kimco Realty Corp. (d)	1,719,941	38,286
Plum Creek Timber Co., Inc. (d)	742,695	32,151
Prologis, Inc.	2,093,720	86,240
Public Storage	606,785	102,547
Simon Property Group, Inc.	1,302,792	210,127
The Macerich Co.	590,009	35,477
Ventas, Inc.	1,234,597	77,076
Vornado Realty Trust (d)	730,288	70,319
Weyerhaeuser Co.	2,446,498	72,196
		1,355,604
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)(d)	1,168,644	$ 32,664
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,996,545	18,967
People's United Financial, Inc.	1,334,177	18,905
		37,872
TOTAL FINANCIALS		11,101,815
HEALTH CARE - 13.5%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	823,148	145,533
Amgen, Inc.	3,165,935	392,639
Biogen Idec, Inc. (a)	991,658	337,838
Celgene Corp. (a)	1,729,932	278,087
Gilead Sciences, Inc. (a)(d)	6,437,233	532,939
Regeneron Pharmaceuticals, Inc. (a)(d)	329,727	109,634
Vertex Pharmaceuticals, Inc. (a)(d)	981,348	79,352
		1,876,022
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories (d)	6,491,125	258,217
Baxter International, Inc.	2,278,329	158,344
Becton, Dickinson & Co.	814,836	93,885
Boston Scientific Corp. (a)	5,605,461	73,432
C.R. Bard, Inc. (d)	326,995	47,140
CareFusion Corp. (a)	887,233	35,960
Covidien PLC	1,931,142	138,946
DENTSPLY International, Inc.	598,875	27,177
Edwards Lifesciences Corp. (a)(d)	459,307	32,041
Intuitive Surgical, Inc. (a)(d)	159,798	71,083
Medtronic, Inc.	4,191,225	248,372
St. Jude Medical, Inc. (d)	1,225,075	82,472
Stryker Corp. (d)	1,239,156	99,430
Varian Medical Systems, Inc. (a)(d)	443,824	37,206
Zimmer Holdings, Inc. (d)	717,804	67,359
		1,471,064
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,542,821	112,179
AmerisourceBergen Corp.	965,710	65,523
Cardinal Health, Inc.	1,433,573	102,543
Cigna Corp.	1,160,420	92,358
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	741,146	$ 50,939
Express Scripts Holding Co. (a)(d)	3,382,871	254,764
Humana, Inc.	654,546	73,610
Laboratory Corp. of America Holdings (a)(d)	366,918	34,322
McKesson Corp.	964,362	170,740
Patterson Companies, Inc. (d)	350,005	14,406
Quest Diagnostics, Inc. (d)	610,525	32,358
Tenet Healthcare Corp. (a)(d)	416,570	18,379
UnitedHealth Group, Inc.	4,226,523	326,583
WellPoint, Inc.	1,240,206	112,350
		1,461,054
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,239,321	76,057
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,388,715	79,060
PerkinElmer, Inc.	471,843	21,384
Thermo Fisher Scientific, Inc.	1,663,590	207,183
Waters Corp. (a)(d)	357,389	39,813
		347,440
Pharmaceuticals - 6.1%
AbbVie, Inc.	6,678,680	340,012
Actavis PLC (a)(d)	730,680	161,349
Allergan, Inc.	1,247,531	158,436
Bristol-Myers Squibb Co.	6,912,438	371,682
Eli Lilly & Co. (d)	4,162,266	248,113
Forest Laboratories, Inc. (a)	995,294	97,111
Hospira, Inc. (a)(d)	696,369	30,139
Johnson & Johnson	11,844,826	1,091,145
Merck & Co., Inc.	12,266,702	699,079
Mylan, Inc. (a)(d)	1,607,292	89,317
Perrigo Co. PLC	558,573	91,852
Pfizer, Inc.	27,208,522	873,666
Zoetis, Inc. Class A	2,099,105	65,114
		4,317,015
TOTAL HEALTH CARE		9,548,652
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.8%
General Dynamics Corp. (d)	1,404,652	153,866
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc. (d)	3,294,177	$ 311,102
L-3 Communications Holdings, Inc.	372,061	42,936
Lockheed Martin Corp.	1,129,546	183,325
Northrop Grumman Corp.	931,952	112,794
Precision Castparts Corp.	609,807	157,257
Raytheon Co.	1,341,192	131,316
Rockwell Collins, Inc. (d)	567,246	46,820
Textron, Inc. (d)	1,180,310	46,858
The Boeing Co.	2,902,337	374,169
United Technologies Corp.	3,543,977	414,716
		1,975,159
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	636,587	33,013
Expeditors International of Washington, Inc.	863,056	34,099
FedEx Corp.	1,249,553	166,603
United Parcel Service, Inc. Class B (d)	3,000,963	287,402
		521,117
Airlines - 0.2%
Delta Air Lines, Inc.	3,591,712	119,281
Southwest Airlines Co.	2,924,941	65,636
		184,917
Building Products - 0.1%
Allegion PLC	374,924	20,377
Masco Corp. (d)	1,498,686	34,994
		55,371
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	769,567	23,633
Cintas Corp. (d)	422,782	25,646
Iron Mountain, Inc.	714,458	19,433
Pitney Bowes, Inc. (d)	847,998	21,582
Republic Services, Inc.	1,133,797	38,674
Stericycle, Inc. (a)(d)	359,824	41,020
Tyco International Ltd. (d)	1,953,413	82,395
Waste Management, Inc.	1,831,834	76,021
		328,404
Construction & Engineering - 0.2%
Fluor Corp.	685,781	53,278
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	552,951	$ 33,536
Quanta Services, Inc. (a)	906,213	31,908
		118,722
Electrical Equipment - 0.7%
AMETEK, Inc.	1,027,514	54,705
Eaton Corp. PLC (d)	1,992,023	148,824
Emerson Electric Co.	2,955,348	192,866
Rockwell Automation, Inc. (d)	582,153	71,512
Roper Industries, Inc.	416,919	56,543
		524,450
Industrial Conglomerates - 2.3%
3M Co. (d)	2,685,165	361,772
Danaher Corp. (d)	2,517,179	192,539
General Electric Co.	42,474,254	1,081,819
		1,636,130
Machinery - 1.8%
Caterpillar, Inc. (d)	2,671,519	259,057
Cummins, Inc. (d)	731,522	106,744
Deere & Co.	1,607,246	138,111
Dover Corp.	715,222	67,445
Flowserve Corp. (d)	585,512	47,549
Illinois Tool Works, Inc.	1,714,236	141,424
Ingersoll-Rand PLC	1,124,772	68,769
Joy Global, Inc. (d)	446,172	24,539
PACCAR, Inc. (d)	1,486,532	97,873
Pall Corp.	465,113	40,000
Parker Hannifin Corp.	626,515	75,526
Pentair Ltd. (d)	836,835	67,625
Snap-On, Inc.	244,123	27,383
Stanley Black & Decker, Inc.	651,625	54,111
Xylem, Inc. (d)	774,509	30,477
		1,246,633
Professional Services - 0.2%
Dun & Bradstreet Corp.	160,201	15,894
Equifax, Inc.	510,856	35,791
Nielsen Holdings B.V.	1,062,335	50,291
Robert Half International, Inc.	581,852	23,821
		125,797
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
CSX Corp.	4,255,558	$ 117,922
Kansas City Southern	462,674	43,454
Norfolk Southern Corp.	1,296,851	119,194
Ryder System, Inc.	220,793	16,630
Union Pacific Corp.	1,933,538	348,772
		645,972
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,146,107	54,085
W.W. Grainger, Inc. (d)	259,348	66,139
		120,224
TOTAL INDUSTRIALS		7,482,896
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	22,445,916	489,321
F5 Networks, Inc. (a)(d)	325,814	36,602
Harris Corp.	448,674	33,121
Juniper Networks, Inc. (a)	2,120,084	56,691
Motorola Solutions, Inc.	966,643	63,992
QUALCOMM, Inc.	7,092,510	533,995
		1,213,722
Computers & Peripherals - 3.9%
Apple, Inc.	3,777,237	1,987,732
EMC Corp. (d)	8,639,155	227,815
Hewlett-Packard Co.	8,068,110	241,075
NetApp, Inc. (d)	1,430,806	57,819
SanDisk Corp. (d)	948,324	70,460
Seagate Technology (d)	1,369,194	71,458
Western Digital Corp.	883,752	76,878
		2,733,237
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	664,488	58,488
Corning, Inc.	6,075,574	117,076
FLIR Systems, Inc.	594,689	20,303
Jabil Circuit, Inc.	776,155	14,367
TE Connectivity Ltd.	1,722,812	100,922
		311,156
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)(d)	751,373	$ 45,931
eBay, Inc. (a)	4,891,428	287,469
Facebook, Inc. Class A (a)	6,904,847	472,706
Google, Inc. Class A (a)	1,178,140	1,432,206
VeriSign, Inc. (a)(d)	540,843	29,806
Yahoo!, Inc. (a)(d)	3,960,667	153,159
		2,421,277
IT Services - 3.6%
Accenture PLC Class A (d)	2,668,904	222,453
Alliance Data Systems Corp. (a)	204,505	58,306
Automatic Data Processing, Inc.	2,021,095	157,201
Cognizant Technology Solutions Corp. Class A (a)	1,269,929	132,149
Computer Sciences Corp.	618,014	39,058
Fidelity National Information Services, Inc.	1,222,221	67,968
Fiserv, Inc. (a)	1,082,863	62,860
IBM Corp. (d)	4,285,066	793,466
MasterCard, Inc. Class A	4,346,141	337,782
Paychex, Inc.	1,364,502	56,982
Teradata Corp. (a)(d)	685,978	31,500
The Western Union Co.	2,318,434	38,787
Total System Services, Inc.	701,122	21,356
Visa, Inc. Class A (d)	2,137,864	483,029
Xerox Corp.	4,858,300	53,393
		2,556,290
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,348,148	48,951
Analog Devices, Inc.	1,305,814	66,361
Applied Materials, Inc.	5,055,344	95,849
Broadcom Corp. Class A	2,265,323	67,325
First Solar, Inc. (a)(d)	296,397	16,915
Intel Corp.	20,869,015	516,717
KLA-Tencor Corp.	699,618	45,580
Lam Research Corp. (a)(d)	681,747	35,267
Linear Technology Corp. (d)	983,052	46,046
LSI Corp.	2,287,724	25,371
Microchip Technology, Inc. (d)	832,779	37,933
Micron Technology, Inc. (a)	4,415,848	106,819
NVIDIA Corp.	2,429,042	44,646
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	4,595,142	$ 206,598
Xilinx, Inc. (d)	1,126,423	58,799
		1,419,177
Software - 3.5%
Adobe Systems, Inc. (a)	1,951,699	133,906
Autodesk, Inc. (a)	947,103	49,685
CA Technologies, Inc.	1,364,052	45,696
Citrix Systems, Inc. (a)	782,523	46,991
Electronic Arts, Inc. (a)(d)	1,297,746	37,103
Intuit, Inc. (d)	1,195,857	93,456
Microsoft Corp.	31,891,896	1,221,779
Oracle Corp.	14,732,338	576,182
Red Hat, Inc. (a)	795,546	46,929
salesforce.com, Inc. (a)(d)	2,328,967	145,258
Symantec Corp.	2,922,048	62,766
		2,459,751
TOTAL INFORMATION TECHNOLOGY		13,114,610
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	886,969	107,607
Airgas, Inc.	278,641	30,037
CF Industries Holdings, Inc.	240,609	60,369
E.I. du Pont de Nemours & Co. (d)	3,887,921	259,013
Eastman Chemical Co.	646,179	56,495
Ecolab, Inc. (d)	1,138,409	122,664
FMC Corp. (d)	559,504	43,183
International Flavors & Fragrances, Inc.	342,204	32,095
LyondellBasell Industries NV Class A	1,833,954	161,535
Monsanto Co.	2,207,548	242,874
PPG Industries, Inc.	596,234	117,947
Praxair, Inc.	1,235,780	161,109
Sherwin-Williams Co.	361,599	72,493
Sigma Aldrich Corp.	502,376	47,429
The Dow Chemical Co.	5,091,796	248,021
The Mosaic Co.	1,430,666	69,902
		1,832,773
Construction Materials - 0.1%
Vulcan Materials Co.	545,714	37,070
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	405,609	$ 20,207
Ball Corp.	607,191	33,736
Bemis Co., Inc. (d)	432,162	16,975
MeadWestvaco Corp. (d)	746,767	27,951
Owens-Illinois, Inc. (a)	692,669	23,495
Sealed Air Corp.	823,556	28,034
		150,398
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,490,352	52,717
Allegheny Technologies, Inc. (d)	453,324	14,407
Cliffs Natural Resources, Inc. (d)	642,838	12,876
Freeport-McMoRan Copper & Gold, Inc.	4,358,333	142,169
Newmont Mining Corp.	2,090,138	48,617
Nucor Corp.	1,335,898	67,116
United States Steel Corp. (d)	607,334	14,710
		352,612
Paper & Forest Products - 0.1%
International Paper Co.	1,862,397	91,053
TOTAL MATERIALS		2,463,906
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. (d)	22,115,865	706,160
CenturyLink, Inc.	2,481,406	77,569
Frontier Communications Corp. (d)	4,196,250	20,478
Verizon Communications, Inc. (d)	17,365,550	826,253
Windstream Holdings, Inc. (d)	2,502,405	20,069
		1,650,529
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	1,402,477	106,448
TOTAL TELECOMMUNICATION SERVICES		1,756,977
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,045,717	102,695
Duke Energy Corp.	2,963,866	210,079
Edison International	1,367,805	71,632
Entergy Corp.	748,611	47,776
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. (d)	3,597,414	$ 109,397
FirstEnergy Corp.	1,755,794	54,043
NextEra Energy, Inc.	1,808,069	165,239
Northeast Utilities	1,322,812	58,799
Pepco Holdings, Inc.	1,048,518	21,379
Pinnacle West Capital Corp. (d)	461,986	25,710
PPL Corp.	2,645,885	85,436
Southern Co. (d)	3,701,683	156,766
Xcel Energy, Inc. (d)	2,089,164	63,281
		1,172,232
Gas Utilities - 0.0%
AGL Resources, Inc.	498,694	23,459
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	1,357,749	39,470
The AES Corp.	2,756,658	37,628
		77,098
Multi-Utilities - 1.1%
Ameren Corp.	1,018,619	41,162
CenterPoint Energy, Inc.	1,799,496	42,558
CMS Energy Corp.	1,116,708	31,748
Consolidated Edison, Inc. (d)	1,229,588	68,918
Dominion Resources, Inc.	2,436,759	169,111
DTE Energy Co.	742,221	53,262
Integrys Energy Group, Inc.	335,042	19,188
NiSource, Inc.	1,315,260	45,797
PG&E Corp.	1,886,209	83,106
Public Service Enterprise Group, Inc.	2,123,682	77,854
SCANA Corp.	590,046	29,207
Sempra Energy (d)	954,207	90,144
TECO Energy, Inc. (d)	857,531	14,389
Wisconsin Energy Corp.	950,965	41,804
		808,248
TOTAL UTILITIES		2,081,037
TOTAL COMMON STOCKS (Cost $40,581,185)		69,930,618
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 9/18/14 (e) (Cost $52,985)	$ 53,000	$ 52,990
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	476,625,951	476,626
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,608,422,468	4,608,422
TOTAL MONEY MARKET FUNDS (Cost $5,085,048)		5,085,048
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $45,719,218)		75,068,656
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(4,440,532)
NET ASSETS - 100%		$ 70,628,124
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
352 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 32,694	$ 1,148
1,443 CME S&P 500 Index Contracts (United States)	March 2014	670,129	7,745
TOTAL EQUITY INDEX CONTRACTS		$ 702,823	$ 8,893

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,344,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 833
Fidelity Securities Lending Cash Central Fund	4,627
Total	$ 5,460
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,732,617	$ 8,732,617	$ -	$ -
Consumer Staples	6,623,141	6,623,141	-	-
Energy	7,024,967	7,024,967	-	-
Financials	11,101,815	11,101,815	-	-
Health Care	9,548,652	9,548,652	-	-
Industrials	7,482,896	7,482,896	-	-
Information Technology	13,114,610	13,114,610	-	-
Materials	2,463,906	2,463,906	-	-
Telecommunication Services	1,756,977	1,756,977	-	-
Utilities	2,081,037	2,081,037	-	-
U.S. Government and Government Agency Obligations	52,990	-	52,990	-
Money Market Funds	5,085,048	5,085,048	-	-
Total Investments in Securities:	$ 75,068,656	$ 75,015,666	$ 52,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,893	$ 8,893	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,893	$ -
Total Value of Derivatives	$ 8,893	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $4,501,014) - See accompanying schedule: Unaffiliated issuers (cost $40,634,170)	$ 69,983,608
Fidelity Central Funds (cost $5,085,048)	5,085,048
Total Investments (cost $45,719,218)		$ 75,068,656
Receivable for fund shares sold		72,385
Dividends receivable		153,443
Distributions receivable from Fidelity Central Funds		370
Receivable for daily variation margin for derivative instruments		1,350
Receivable from investment adviser for expense reductions		889
Other receivables		1,519
Total assets		75,298,612

Liabilities
Payable for investments purchased	$ 329
Payable for fund shares redeemed	56,579
Accrued management fee	1,431
Other affiliated payables	2,227
Other payables and accrued expenses	1,500
Collateral on securities loaned, at value	4,608,422
Total liabilities		4,670,488

Net Assets		$ 70,628,124
Net Assets consist of:
Paid in capital		$ 41,593,265
Undistributed net investment income		230,704
Accumulated undistributed net realized gain (loss) on investments		(554,176)
Net unrealized appreciation (depreciation) on investments		29,358,331
Net Assets		$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($5,750,551 ÷ 86,998 shares)	$ 66.10

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($38,735,709 ÷ 585,941 shares)	$ 66.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,636,286 ÷ 342,398 shares)	$ 66.11

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,505,578 ÷ 53,025 shares)	$ 66.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2014

Investment Income
Dividends		$ 1,286,205
Interest		42
Income from Fidelity Central Funds		5,460
Total income		1,291,707

Expenses
Management fee	$ 15,599
Transfer agent fees	24,348
Independent trustees' compensation	301
Appreciation in deferred trustee compensation account	1
Miscellaneous	117
Total expenses before reductions	40,366
Expense reductions	(9,602)	30,764
Net investment income (loss)		1,260,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	800,214
Futures contracts	189,043
Total net realized gain (loss)		989,257
Change in net unrealized appreciation (depreciation) on: Investment securities	11,661,786
Futures contracts	(2,763)
Total change in net unrealized appreciation (depreciation)		11,659,023
Net gain (loss)		12,648,280
Net increase (decrease) in net assets resulting from operations		$ 13,909,223

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,260,943	$ 1,076,063
Net realized gain (loss)	989,257	816,438
Change in net unrealized appreciation (depreciation)	11,659,023	4,290,428
Net increase (decrease) in net assets resulting from operations	13,909,223	6,182,929
Distributions to shareholders from net investment income	(1,221,746)	(1,030,033)
Share transactions - net increase (decrease)	4,624,796	3,180,920
Total increase (decrease) in net assets	17,312,273	8,333,816

Net Assets
Beginning of period	53,315,851	44,982,035
End of period (including undistributed net investment income of $230,704 and undistributed net investment income of $191,536, respectively)	$ 70,628,124	$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Income from Investment Operations
Net investment income (loss) B	1.19	1.10	.89	.81	.75
Net realized and unrealized gain (loss)	12.26	5.28	1.40	7.88	13.12
Total from investment operations	13.45	6.38	2.29	8.69	13.87
Distributions from net investment income	(1.16)	(1.06)	(.89)	(.79)	(.78)
Net asset value, end of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Total Return A	25.27%	13.36%	5.04%	22.47%	53.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% H	.10% H	.10%	.10%	.10%
Expenses net of all reductions	.10% H	.10% H	.10%	.10%	.10%
Net investment income (loss)	1.98%	2.21%	1.96%	1.94%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 5,751	$ 4,705	$ 13,407	$ 27,881	$ 23,666
Portfolio turnover rate D	4%	4%	5% F	4%	11% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

H Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Income from Investment Operations
Net investment income (loss) B	1.22	1.13	.90	.82	.77
Net realized and unrealized gain (loss)	12.26	5.27	1.40	7.89	13.10
Total from investment operations	13.48	6.40	2.30	8.71	13.87
Distributions from net investment income	(1.19)	(1.08)	(.90)	(.80)	(.79)
Net asset value, end of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Total Return A	25.32%	13.39%	5.07%	22.53%	53.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.02%	2.25%	1.99%	1.97%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 38,736	$ 28,996	$ 16,230	$ 15,595	$ 12,455
Portfolio turnover rate D	4%	4%	5% F	4%	11% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.22	1.13	.79
Net realized and unrealized gain (loss)	12.26	5.28	.68
Total from investment operations	13.48	6.41	1.47
Distributions from net investment income	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 66.11	$ 53.82	$ 48.50
Total Return B, C	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.04%	.04%	.05% A
Expenses net of all reductions	.04%	.04%	.05% A
Net investment income (loss)	2.03%	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rate F	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.24	1.14	.81
Net realized and unrealized gain (loss)	12.24	5.29	.67
Total from investment operations	13.48	6.43	1.48
Distributions from net investment income	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 66.11	$ 53.83	$ 48.50
Total Return B, C	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% J	.03% J	.03% A, J
Expenses net of fee waivers, if any	.02%	.02%	.03% A, J
Expenses net of all reductions	.02%	.02%	.03% A, J
Net investment income (loss)	2.05%	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,506	$ 1,912	$ 716
Portfolio turnover rate F	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,001,212
Gross unrealized depreciation	(2,721,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,279,441

Tax Cost	$ 45,789,215

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 232,209
Capital loss carryforward	$ (475,285)
Net unrealized appreciation (depreciation)	$ 29,279,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (475,285)

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013
Ordinary Income	$ 1,221,746	$ 1,030,033

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $189,043 and a change in net unrealized appreciation (depreciation) of $(2,763) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,049,933 and $2,239,038, respectively.

Securities received in-kind through subscriptions totaled $225,644.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class'

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 3,931
Fidelity Advantage Class	15,327
Institutional Class	5,090
$ 24,348

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,627.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2015.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 293
Fidelity Advantage Class	.050%	7,001
Institutional Class	.040%	2,144
Fidelity Advantage Institutional Class	.020%	151

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $12.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
From net investment income
Investor Class	$ 100,863	$ 226,551
Fidelity Advantage Class	665,146	421,592
Institutional Class	401,823	348,307
Fidelity Advantage Institutional Class	53,914	33,583
Total	$ 1,221,746	$ 1,030,033

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Investor Class
Shares sold	39,355	47,792	$ 2,384,060	$ 2,395,212
Reinvestment of distributions	1,660	4,370	98,060	217,646
Shares redeemed	(41,439)	(241,211)	(2,495,889)	(12,295,797)
Net increase (decrease)	(424)	(189,049)	$ (13,769)	$ (9,682,939)
Fidelity Advantage Class
Shares sold	139,661	271,957	$ 8,405,537	$ 13,895,241
Reinvestment of distributions	10,502	7,827	620,608	390,172
Shares redeemed	(102,964)	(75,714)	(6,208,026)	(3,793,810)
Net increase (decrease)	47,199	204,070	$ 2,818,119	$ 10,491,603
Institutional Class
Shares sold	90,088	92,394	$ 5,417,050	$ 4,615,642
Reinvestment of distributions	6,803	6,988	401,823	348,307
Shares redeemed	(83,402)	(72,117)	(5,026,000)	(3,630,016)
Net increase (decrease)	13,489	27,265	$ 792,873	$ 1,333,933
Fidelity Advantage Institutional Class
Shares sold	24,446	24,302	$ 1,448,700	$ 1,217,091
Reinvestment of distributions	908	673	53,914	33,583
Shares redeemed	(7,851)	(4,226)	(475,041)	(212,351)
Net increase (decrease)	17,503	20,749	$ 1,027,573	$ 1,038,323

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 172 funds. James C. Curvey oversees 395 funds. Ned C. Lautenbach and William S. Stavropoulos each oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 100%, 98%, 98%, and 98%; and Fidelity Advantage Class designates 97%, 96%, 96%, and 96% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor Class and Fidelity Advantage Class designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-UANN-0414
1.790915.110

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Annual Report

(Fidelity Cover Art)

February 28, 2014

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,157.70	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,158.00	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,158.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,158.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,158.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	26.62%	23.86%	7.78%
Spartan Total Market Index Fund - Fidelity Advantage® Class A	26.65%	23.89%	7.81%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Investor Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain, for example. On the other hand, both cyclical and defensive stocks had representation in the top-performing industry sectors: returns were highest in health care and consumer discretionary; lowest in utilities and telecommunication services. From a macroeconomic perspective, data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 26.62% and 26.65%, respectively, in line with the 26.73% advance of the Dow Jones U.S. Total Stock Market IndexSM. In a strong market environment, all 10 sectors in the index gained ground, and all but one - telecommunication services - were up by double digits. On an individual basis, fund's top three contributors were all technology stocks and household names, as well as among the four largest stocks in the index. Internet search leader Google saw its shares rise 14% in a single day in October, thanks to better-than-expected earnings. Consumer products and computer manufacturer Apple also added value, as did software maker Microsoft, whose shares were up 42% as the company continued to generate strong financial results relative to Wall Street's expectations. Elsewhere, various health care stocks made a strong contribution, including biotechnology company Gilead Sciences, up 94%. In financials, two large banks, Wells Fargo and Bank of America, were notable contributors, gaining 36% and 48%, respectively, as the entire industry continued to bounce back from the financial crisis of 2008. On the negative side, IBM stood out, as the diversified technology company and major index component lost modest ground amid declining revenues. Tobacco company Philip Morris International struggled in an environment of slowing worldwide demand for cigarettes, while wireless communications service provider AT&T faced an increasingly competitive environment that threatened to cut into the company's revenues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	2.5
Exxon Mobil Corp.	2.0	2.1
Google, Inc. Class A	1.6	1.3
Microsoft Corp.	1.4	1.4
Johnson & Johnson	1.2	1.3
General Electric Co.	1.2	1.3
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.3
Procter & Gamble Co.	1.0	1.2
JPMorgan Chase & Co.	1.0	1.0
	13.8
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.3
Financials	16.9	17.2
Health Care	13.1	12.4
Consumer Discretionary	13.0	12.9
Industrials	11.4	11.0
Energy	9.1	9.7
Consumer Staples	8.1	8.8
Materials	3.8	3.7
Utilities	3.0	3.2
Telecommunication Services	2.3	2.2

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	92,033	$ 2,740,743
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	1,131,578
Autoliv, Inc.	118,893	11,454,152
BorgWarner, Inc.	243,952	14,990,850
Cooper Tire & Rubber Co.	62,365	1,554,759
Dana Holding Corp. (d)	143,074	3,101,844
Delphi Automotive PLC	315,399	20,996,111
Dorman Products, Inc. (a)(d)	32,717	1,885,154
Drew Industries, Inc.	24,362	1,199,585
Federal-Mogul Corp. Class A (a)	65,766	1,239,031
Fox Factory Holding Corp.	10,471	174,866
Fuel Systems Solutions, Inc. (a)	20,668	265,584
Gentex Corp. (d)	174,142	5,462,835
Gentherm, Inc. (a)(d)	38,502	1,088,837
Johnson Controls, Inc.	761,885	37,637,119
Lear Corp.	91,325	7,415,590
Modine Manufacturing Co. (a)	42,412	627,273
Motorcar Parts of America, Inc. (a)	17,588	433,192
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,722	101,161
Remy International, Inc.	14,427	321,578
Spartan Motors, Inc.	44,931	254,759
Standard Motor Products, Inc.	17,952	631,013
Stoneridge, Inc. (a)	33,804	372,182
Strattec Security Corp.	672	46,852
Superior Industries International, Inc.	32,436	592,930
Tenneco, Inc. (a)	64,500	3,885,480
The Goodyear Tire & Rubber Co.	279,104	7,499,524
Tower International, Inc. (a)	19,656	504,766
TRW Automotive Holdings Corp. (a)(d)	137,074	11,283,932
UQM Technologies, Inc. (a)(d)	38,648	66,861
Visteon Corp. (a)	54,951	4,584,562
		143,544,703
Automobiles - 0.7%
Ford Motor Co.	4,410,723	67,881,027
General Motors Co.	1,463,920	52,993,904
Harley-Davidson, Inc.	252,087	16,652,867
Tesla Motors, Inc. (a)(d)	92,060	22,537,209
Thor Industries, Inc. (d)	46,074	2,580,605
Winnebago Industries, Inc. (a)	39,123	1,043,019
		163,688,631
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	872,556
Genuine Parts Co.	171,602	15,116,420
LKQ Corp. (a)	344,122	9,597,563
Pool Corp. (d)	48,205	2,818,064
VOXX International Corp. (a)	18,073	234,949
Weyco Group, Inc.	1,992	52,549
		28,692,101

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 601,255
Apollo Ed Group, Inc. Class A (non-vtg.) (a)(d)	111,836	3,727,494
Ascent Capital Group, Inc. (a)(d)	16,905	1,241,334
Bridgepoint Education, Inc. (a)	9,049	174,555
Bright Horizons Family Solutions, Inc. (a)	22,321	881,010
Capella Education Co. (d)	13,812	918,222
Career Education Corp. (a)	44,821	331,227
Carriage Services, Inc.	15,957	326,002
Collectors Universe, Inc. (d)	4,772	85,896
Corinthian Colleges, Inc. (a)(d)	84,173	131,310
DeVry, Inc.	60,163	2,527,448
Education Management Corp. (a)(d)	26,671	158,426
Graham Holdings Co.	4,705	3,381,484
Grand Canyon Education, Inc. (a)(d)	52,030	2,466,222
H&R Block, Inc.	306,192	9,687,915
Hillenbrand, Inc.	60,464	1,806,664
Houghton Mifflin Harcourt Co.	90,368	1,836,278
ITT Educational Services, Inc. (a)(d)	22,063	684,615
K12, Inc. (a)	35,687	807,597
Learning Tree International, Inc. (a)	3,285	10,413
LifeLock, Inc. (a)(d)	108,404	2,158,324
Lincoln Educational Services Corp.	15,671	70,520
Matthews International Corp. Class A (d)	31,601	1,296,589
National American University Holdings, Inc.	5,378	20,221
Regis Corp. (d)	37,626	529,022
Service Corp. International	236,136	4,413,382
Sotheby's Class A (Ltd. vtg.)	74,799	3,516,301
Steiner Leisure Ltd. (a)	10,649	470,899
Strayer Education, Inc. (a)(d)	14,558	695,436
Universal Technical Institute, Inc.	29,419	398,039
Weight Watchers International, Inc. (d)	23,857	507,200
		45,861,300
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	24,177	95,499
Bally Technologies, Inc. (a)(d)	46,562	3,154,576
Biglari Holdings, Inc. (d)	1,404	630,382
BJ's Restaurants, Inc. (a)(d)	35,904	994,541
Bloomin' Brands, Inc. (a)	77,659	1,952,347
Bob Evans Farms, Inc.	27,901	1,443,598
Boyd Gaming Corp. (a)	82,652	960,416
Bravo Brio Restaurant Group, Inc. (a)	12,451	192,866
Brinker International, Inc.	84,914	4,670,270
Buffalo Wild Wings, Inc. (a)(d)	20,168	2,924,360
Burger King Worldwide, Inc.	82,686	2,197,794
Caesars Entertainment Corp. (a)	37,816	981,703
Carnival Corp. unit	487,062	19,316,879
Carrols Restaurant Group, Inc. (a)	6,381	45,305
Chipotle Mexican Grill, Inc. (a)(d)	34,438	19,464,702
Choice Hotels International, Inc. (d)	44,031	2,150,034
Churchill Downs, Inc.	15,167	1,410,531
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chuys Holdings, Inc. (a)(d)	13,590	$ 541,018
ClubCorp Holdings, Inc.	20,697	360,542
Cosi, Inc. (a)(d)	11,735	15,490
Cracker Barrel Old Country Store, Inc.	24,866	2,472,924
Darden Restaurants, Inc.	141,692	7,234,794
Del Frisco's Restaurant Group, Inc. (a)	28,720	747,869
Denny's Corp. (a)	71,197	484,140
Diamond Resorts International, Inc.	18,779	341,590
DineEquity, Inc.	19,807	1,658,836
Domino's Pizza, Inc.	66,862	5,286,110
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	2,337
Dover Motorsports, Inc.	9,993	22,584
Dunkin' Brands Group, Inc.	121,165	6,260,596
Einstein Noah Restaurant Group, Inc.	3,797	56,651
Empire Resorts, Inc. (a)(d)	5,314	41,024
Entertainment Gaming Asia, Inc. (a)	8,246	9,318
Extended Stay America, Inc. unit	49,140	1,252,087
Famous Dave's of America, Inc. (a)	2,311	56,573
Fiesta Restaurant Group, Inc. (a)	33,170	1,666,129
Frisch's Restaurants, Inc.	500	11,910
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,877,679
Ignite Restaurant Group, Inc. (a)(d)	4,841	59,254
International Game Technology	268,403	4,050,201
International Speedway Corp. Class A (d)	27,626	931,825
Interval Leisure Group, Inc.	46,155	1,254,954
Isle of Capri Casinos, Inc. (a)	20,657	185,913
Jack in the Box, Inc. (a)	42,139	2,420,886
Jamba, Inc. (a)(d)	19,136	241,688
Kona Grill, Inc. (a)	4,029	77,760
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,558,194
Lakes Entertainment, Inc. (a)	2,872	14,504
Las Vegas Sands Corp.	430,440	36,695,010
Life Time Fitness, Inc. (a)(d)	38,055	1,796,196
Luby's, Inc. (a)	14,614	92,799
Marcus Corp.	22,859	322,540
Marriott International, Inc. Class A	251,677	13,648,444
Marriott Vacations Worldwide Corp. (a)	31,069	1,629,258
McDonald's Corp.	1,103,535	105,001,355
MGM Mirage, Inc. (a)(d)	371,095	10,223,667
Monarch Casino & Resort, Inc. (a)	4,802	90,518
Morgans Hotel Group Co. (a)	27,678	221,424
MTR Gaming Group, Inc. (a)	11,304	59,798
Multimedia Games Holding Co., Inc. (a)	28,049	926,318
Noodles & Co. (d)	16,951	674,819
Norwegian Cruise Line Holdings Ltd. (a)	107,864	3,696,499
Orient Express Hotels Ltd. Class A (a)	110,162	1,696,495
Panera Bread Co. Class A (a)(d)	29,209	5,296,176
Papa John's International, Inc.	38,520	1,960,668
Penn National Gaming, Inc. (a)	66,856	859,100
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,504,705

	Shares	Value
Pizza Inn Holdings, Inc. (a)	9,079	$ 57,924
Popeyes Louisiana Kitchen, Inc. (a)	24,822	994,369
Potbelly Corp. (d)	17,598	376,773
Premier Exhibitions, Inc. (a)	7,733	6,805
Red Lion Hotels Corp. (a)	3,129	18,680
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,647,362
Rick's Cabaret International, Inc. (a)(d)	5,726	65,105
Royal Caribbean Cruises Ltd. (d)	178,138	9,428,844
Ruby Tuesday, Inc. (a)(d)	44,363	271,945
Ruth's Hospitality Group, Inc.	33,916	419,202
Scientific Games Corp. Class A (a)	45,645	611,643
SeaWorld Entertainment, Inc.	59,356	2,026,414
Six Flags Entertainment Corp.	100,414	4,096,891
Sonic Corp. (a)	98,965	2,016,907
Speedway Motorsports, Inc.	7,569	150,018
Starbucks Corp.	841,635	59,722,420
Starwood Hotels & Resorts Worldwide, Inc.	213,692	17,621,042
Texas Roadhouse, Inc. Class A	57,171	1,512,173
The Cheesecake Factory, Inc. (d)	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	119,012
Vail Resorts, Inc.	38,833	2,730,737
Wendy's Co.	318,091	3,047,312
Wyndham Worldwide Corp.	137,748	10,039,074
Wynn Resorts Ltd.	89,427	21,685,153
Yum! Brands, Inc.	502,140	37,198,531
		470,835,722
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,947	29,166
Beazer Homes U.S.A., Inc. (a)(d)	23,951	555,424
Blyth, Inc. (d)	16,038	156,852
Cavco Industries, Inc. (a)(d)	9,813	769,830
Cobra Electronics Corp. (a)	1,032	3,498
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	18,434
CSS Industries, Inc.	16,118	435,186
D.R. Horton, Inc. (d)	306,554	7,528,966
Dixie Group, Inc. (a)	6,244	93,660
Emerson Radio Corp. (a)	23,724	51,007
Ethan Allen Interiors, Inc. (d)	25,611	643,604
Flexsteel Industries, Inc.	2,547	94,621
Garmin Ltd. (d)	139,580	7,489,863
Harman International Industries, Inc.	77,256	8,091,021
Helen of Troy Ltd. (a)	38,566	2,518,745
Hooker Furniture Corp.	13,495	203,775
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,075,379
iRobot Corp. (a)(d)	34,979	1,466,320
Jarden Corp. (a)	133,580	8,211,163
KB Home (d)	76,789	1,566,496
Kid Brands, Inc. (a)	16,651	11,323
Koss Corp.	2,669	12,304
La-Z-Boy, Inc.	54,902	1,402,197
Leggett & Platt, Inc. (d)	173,875	5,572,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	188,180	$ 8,257,338
Libbey, Inc. (a)	16,641	387,569
Lifetime Brands, Inc.	2,385	39,925
M.D.C. Holdings, Inc. (d)	36,801	1,147,823
M/I Homes, Inc. (a)(d)	24,871	619,288
Meritage Homes Corp. (a)	46,552	2,244,272
Mohawk Industries, Inc. (a)	71,448	10,112,035
NACCO Industries, Inc. Class A	6,219	364,620
Newell Rubbermaid, Inc.	312,041	10,019,637
NVR, Inc. (a)	5,106	6,086,352
Parametric Sound Corp. (a)(d)	6,672	99,012
PulteGroup, Inc.	383,741	8,054,724
Ryland Group, Inc.	46,168	2,150,967
Skullcandy, Inc. (a)	12,653	106,412
Skyline Corp. (a)	21,741	125,011
Standard Pacific Corp. (a)(d)	138,811	1,264,568
Stanley Furniture Co., Inc. (a)	5,699	17,211
Taylor Morrison Home Corp.	26,856	674,623
Tempur Sealy International, Inc. (a)	69,336	3,596,458
Toll Brothers, Inc. (a)(d)	153,983	6,006,877
TRI Pointe Homes, Inc. (d)	13,100	238,682
Tupperware Brands Corp.	56,734	4,459,292
UCP, Inc.	9,479	150,716
Universal Electronics, Inc. (a)	14,332	598,934
WCI Communities, Inc.	8,622	173,992
Whirlpool Corp.	87,714	12,686,076
William Lyon Homes, Inc. (a)	5,678	175,621
Zagg, Inc. (a)(d)	21,268	92,090
		127,951,653
Internet & Catalog Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	166,058
Amazon.com, Inc. (a)	416,019	150,640,480
Blue Nile, Inc. (a)(d)	11,337	398,949
dELiA*s, Inc. (a)(d)	2,977	3,215
Expedia, Inc.	112,037	8,798,266
FTD Companies, Inc. (a)(d)	14,396	447,140
Gaiam, Inc. Class A (a)	12,609	81,202
Geeknet, Inc. (a)	2,810	40,914
Groupon, Inc. Class A (a)(d)	426,564	3,544,747
HomeAway, Inc. (a)(d)	82,532	3,785,743
HSN, Inc.	37,772	2,166,224
Liberty Interactive Corp.:
(Venture Group) Series A (a)	40,463	5,766,382
Series A (a)	531,914	15,531,889
Netflix, Inc. (a)	66,145	29,476,196
NutriSystem, Inc.	26,922	396,292
Orbitz Worldwide, Inc. (a)	31,286	302,223
Overstock.com, Inc. (a)(d)	14,467	284,566
PetMed Express, Inc. (d)	32,292	445,630
priceline.com, Inc. (a)	57,502	77,560,998
RetailMeNot, Inc.	11,243	469,620

	Shares	Value
Shutterfly, Inc. (a)(d)	48,378	$ 2,639,504
TripAdvisor, Inc. (a)	123,509	12,380,542
U.S. Auto Parts Network, Inc. (a)	5,048	10,399
ValueVision Media, Inc. Class A (a)	41,726	233,248
Vitacost.com, Inc. (a)(d)	15,384	114,611
zulily, Inc. (d)	24,900	1,702,911
		317,387,949
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	876,377
Black Diamond, Inc. (a)(d)	20,004	211,642
Brunswick Corp.	91,271	4,088,028
Callaway Golf Co.	77,147	649,578
Hasbro, Inc.	122,518	6,758,093
JAKKS Pacific, Inc. (d)	19,661	140,773
Johnson Outdoors, Inc. Class A	3,505	77,320
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	623,386
Marine Products Corp.	11,741	99,916
Mattel, Inc.	388,136	14,481,354
Nautilus, Inc. (a)	31,083	260,786
Polaris Industries, Inc.	67,562	9,055,335
Smith & Wesson Holding Corp. (a)(d)	80,794	929,131
Sturm, Ruger & Co., Inc. (d)	24,417	1,556,340
Summer Infant, Inc. (a)	32,605	60,319
		39,868,378
Media - 3.5%
A.H. Belo Corp. Class A	22,177	244,834
AMC Networks, Inc. Class A (a)(d)	63,313	4,813,054
Ballantyne of Omaha, Inc. (a)	17,964	83,173
Cablevision Systems Corp. - NY Group Class A (d)	252,827	4,449,755
Carmike Cinemas, Inc. (a)	21,753	647,152
CBS Corp. Class B	612,367	41,077,578
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	268,895
Charter Communications, Inc. Class A (a)(d)	75,058	9,515,103
Cinemark Holdings, Inc.	124,821	3,672,234
Clear Channel Outdoor Holding, Inc. Class A	41,131	413,367
Comcast Corp. Class A	2,920,366	150,953,719
Crown Media Holdings, Inc. Class A (a)(d)	24,979	83,680
Cumulus Media, Inc. Class A (a)	122,704	804,938
Digital Cinema Destinations Co. (a)	1,935	10,836
DIRECTV (a)	546,908	42,440,061
Discovery Communications, Inc. Class A (a)(d)	266,951	22,242,357
DISH Network Corp. Class A (a)	230,721	13,575,624
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	2,474,424
E.W. Scripps Co. Class A (a)	24,274	476,256
Emmis Communications Corp. Class A (a)	7,973	25,035
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)(d)	21,235	$ 210,014
Entravision Communication Corp. Class A	63,982	424,201
FAB Universal Corp. (a)(d)	3,212	9,861
Gannett Co., Inc.	257,425	7,658,394
Gray Television, Inc. (a)	54,130	636,028
Harte-Hanks, Inc.	45,482	363,401
Hemisphere Media Group, Inc. (a)(d)	2,493	27,772
Insignia Systems, Inc. (a)	5,038	15,719
Interpublic Group of Companies, Inc.	525,417	9,310,389
John Wiley & Sons, Inc. Class A (d)	54,942	3,188,284
Journal Communications, Inc. Class A (a)	23,068	211,534
Lamar Advertising Co. Class A (a)	69,336	3,717,103
Liberty Global PLC Class A (a)	419,364	36,295,954
Liberty Media Corp. Class A (a)	117,554	16,123,707
Live Nation Entertainment, Inc. (a)	175,329	3,978,215
Loral Space & Communications Ltd. (a)	15,593	1,232,159
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	206,481
Media General, Inc. Class A (a)(d)	21,745	412,503
Meredith Corp.	34,788	1,628,078
Morningstar, Inc.	26,885	2,249,199
National CineMedia, Inc.	63,847	980,690
News Corp. Class A (a)	570,404	10,455,505
Nexstar Broadcasting Group, Inc. Class A (d)	29,134	1,243,439
Omnicom Group, Inc.	286,890	21,711,835
Radio One, Inc. Class D (non-vtg.) (a)	32,336	160,710
ReachLocal, Inc. (a)(d)	5,194	54,953
Regal Entertainment Group Class A (d)	109,971	2,023,466
Rentrak Corp. (a)	11,595	743,355
RLJ Entertainment, Inc. (a)	17,180	75,592
Saga Communications, Inc. Class A	268	13,108
Salem Communications Corp. Class A	1,732	15,744
Scholastic Corp. (d)	25,364	894,842
Scripps Networks Interactive, Inc. Class A	122,180	9,925,903
SFX Entertainment, Inc. (d)	45,804	393,456
Sinclair Broadcast Group, Inc. Class A	75,746	2,243,597
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,531,458
Sizmek, Inc. (a)	26,444	327,641
Spanish Broadcasting System, Inc. Class A (a)	698	3,015
Starz - Liberty Capital Series A (a)	120,965	3,868,461
The Madison Square Garden Co. Class A (a)	76,074	4,336,979
The McClatchy Co. Class A (a)(d)	60,729	322,471
The New York Times Co. Class A (d)	162,888	2,674,621
The Walt Disney Co.	1,835,422	148,320,452
Time Warner Cable, Inc.	315,166	44,233,548
Time Warner, Inc.	1,015,248	68,153,598
Twenty-First Century Fox, Inc. Class A	2,209,366	74,102,136

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	455,180	$ 39,932,941
World Wrestling Entertainment, Inc. Class A	44,310	1,015,585
		836,930,172
Multiline Retail - 0.6%
Big Lots, Inc. (a)(d)	72,215	2,133,953
Burlington Stores, Inc.	29,361	800,087
Dillard's, Inc. Class A	32,687	3,026,162
Dollar General Corp. (a)	325,481	19,496,312
Dollar Tree, Inc. (a)	232,809	12,750,949
Family Dollar Stores, Inc.	100,910	6,609,605
Fred's, Inc. Class A	41,012	817,369
Gordmans Stores, Inc.	10,233	64,980
J.C. Penney Co., Inc. (a)(d)	341,476	2,485,945
Kohl's Corp. (d)	228,989	12,866,892
Macy's, Inc.	412,775	23,883,162
Nordstrom, Inc. (d)	167,016	10,268,144
Sears Holdings Corp. (a)(d)	47,917	2,144,286
Target Corp.	708,070	44,282,698
The Bon-Ton Stores, Inc. (d)	19,775	214,757
Tuesday Morning Corp. (a)	41,198	644,337
		142,489,638
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,988,124
Abercrombie & Fitch Co. Class A	83,791	3,320,637
Advance Auto Parts, Inc.	81,101	10,329,023
Aeropostale, Inc. (a)(d)	70,783	519,547
America's Car Mart, Inc. (a)(d)	10,422	377,693
American Eagle Outfitters, Inc.	183,756	2,669,975
ANN, Inc. (a)	46,918	1,672,627
Asbury Automotive Group, Inc. (a)	30,567	1,554,026
Ascena Retail Group, Inc. (a)	155,242	2,839,376
AutoNation, Inc. (a)(d)	67,092	3,531,723
AutoZone, Inc. (a)(d)	38,173	20,553,870
Barnes & Noble, Inc. (a)(d)	41,457	794,316
bebe stores, Inc.	66,951	406,393
Bed Bath & Beyond, Inc. (a)(d)	238,027	16,142,991
Best Buy Co., Inc. (d)	298,597	7,951,638
Big 5 Sporting Goods Corp.	16,237	246,478
Body Central Corp. (a)(d)	23,522	73,389
Books-A-Million, Inc. (a)	4,414	9,932
Brown Shoe Co., Inc.	39,452	969,730
Build-A-Bear Workshop, Inc. (a)	4,049	31,339
Cabela's, Inc. Class A (a)(d)	48,135	3,192,313
Cache, Inc. (a)	2,880	15,264
CarMax, Inc. (a)(d)	255,540	12,375,802
Chico's FAS, Inc.	157,246	2,599,276
Christopher & Banks Corp. (a)	22,706	151,222
Citi Trends, Inc. (a)	14,433	236,701
Coldwater Creek, Inc. (a)(d)	13,235	10,363
Conn's, Inc. (a)(d)	26,557	950,741
CST Brands, Inc. (d)	80,048	2,603,961
Destination Maternity Corp.	9,860	278,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)	42,389	$ 241,617
Dick's Sporting Goods, Inc.	112,695	6,048,341
DSW, Inc. Class A	85,923	3,306,317
Express, Inc. (a)(d)	106,219	1,942,746
Finish Line, Inc. Class A	46,538	1,257,457
Five Below, Inc. (a)(d)	50,515	1,946,848
Foot Locker, Inc.	173,316	7,229,010
Francesca's Holdings Corp. (a)(d)	45,454	889,535
GameStop Corp. Class A (d)	126,929	4,735,721
Gap, Inc.	291,066	12,734,138
Genesco, Inc. (a)(d)	32,141	2,386,469
GNC Holdings, Inc.	100,621	4,680,889
Group 1 Automotive, Inc.	20,341	1,357,965
Guess?, Inc. (d)	63,670	1,931,748
Haverty Furniture Companies, Inc.	22,550	657,333
hhgregg, Inc. (a)(d)	15,184	160,799
Hibbett Sports, Inc. (a)(d)	34,547	1,980,580
Home Depot, Inc.	1,576,595	129,328,088
Jos. A. Bank Clothiers, Inc. (a)(d)	27,787	1,725,017
Kirkland's, Inc. (a)	10,699	189,158
L Brands, Inc.	276,125	15,554,121
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,310,638
Lowe's Companies, Inc.	1,177,450	58,907,824
Lumber Liquidators Holdings, Inc. (a)(d)	28,798	3,089,449
MarineMax, Inc. (a)(d)	17,627	253,829
Mattress Firm Holding Corp. (a)(d)	21,081	918,921
Monro Muffler Brake, Inc.	39,787	2,374,090
Murphy U.S.A., Inc. (d)	44,959	1,823,537
New York & Co., Inc. (a)	19,427	86,062
O'Reilly Automotive, Inc. (a)	120,525	18,181,196
Office Depot, Inc. (a)	562,961	2,775,398
Outerwall, Inc. (a)(d)	30,388	2,149,343
Pacific Sunwear of California, Inc. (a)	60,120	171,943
Penske Automotive Group, Inc.	59,093	2,558,136
Perfumania Holdings, Inc. (a)	876	5,475
PetSmart, Inc. (d)	112,024	7,512,329
Pier 1 Imports, Inc.	103,847	1,964,785
RadioShack Corp. (a)(d)	135,907	364,231
Rent-A-Center, Inc. (d)	61,802	1,553,702
Restoration Hardware Holdings, Inc. (a)	26,612	1,802,165
Ross Stores, Inc.	237,822	17,313,442
Sally Beauty Holdings, Inc. (a)	173,033	4,966,047
Sears Hometown & Outlet Stores, Inc. (a)	10,000	231,600
Select Comfort Corp. (a)	68,724	1,241,155
Shoe Carnival, Inc.	12,148	313,904
Signet Jewelers Ltd.	91,119	8,706,420
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	775,930
Stage Stores, Inc.	33,300	659,340
Staples, Inc. (d)	763,388	10,374,443
Stein Mart, Inc.	28,029	380,914
Systemax, Inc. (a)	6,560	77,211

	Shares	Value
The Buckle, Inc. (d)	31,903	$ 1,447,439
The Cato Corp. Class A (sub. vtg.)	30,985	869,749
The Children's Place Retail Stores, Inc.	22,249	1,205,228
The Container Store Group, Inc. (d)	22,029	788,858
The Men's Wearhouse, Inc.	53,679	2,887,393
The Pep Boys - Manny, Moe & Jack (a)	83,764	1,054,589
Tiffany & Co., Inc.	125,464	11,699,518
Tile Shop Holdings, Inc. (a)(d)	33,873	522,322
Tilly's, Inc. (a)	6,806	81,400
TJX Companies, Inc.	803,532	49,385,077
Tractor Supply Co.	152,035	10,727,590
Trans World Entertainment Corp.	2,977	12,444
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	70,571	6,329,513
Urban Outfitters, Inc. (a)	117,805	4,410,619
Vitamin Shoppe, Inc. (a)	37,155	1,738,482
West Marine, Inc. (a)	3,285	40,997
Wet Seal, Inc. Class A (a)	66,930	127,167
Williams-Sonoma, Inc. (d)	104,808	6,104,018
Winmark Corp.	391	30,905
Zale Corp. (a)	43,224	939,258
Zumiez, Inc. (a)	17,893	425,138
		553,351,976
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	42,333	30,484
Carter's, Inc.	59,364	4,471,890
Cherokee, Inc.	20,319	288,936
Coach, Inc.	312,163	15,236,676
Columbia Sportswear Co.	17,213	1,430,228
Crocs, Inc. (a)	99,425	1,514,243
Culp, Inc.	7,038	135,693
Deckers Outdoor Corp. (a)(d)	36,096	2,683,738
Delta Apparel, Inc. (a)	1,905	30,842
Fossil Group, Inc. (a)	55,600	6,388,996
G-III Apparel Group Ltd. (a)	22,660	1,574,643
Hanesbrands, Inc.	122,600	8,984,128
Iconix Brand Group, Inc. (a)(d)	61,164	2,461,239
Joe's Jeans, Inc. (a)(d)	32,503	45,829
Kate Spade & Co. (a)	135,197	4,626,441
lululemon athletica, Inc. (a)(d)	116,534	5,862,826
Michael Kors Holdings Ltd. (a)	198,823	19,490,619
Movado Group, Inc.	22,005	866,337
NIKE, Inc. Class B	832,833	65,210,824
Oxford Industries, Inc. (d)	16,560	1,295,986
Perry Ellis International, Inc. (a)	7,954	110,958
PVH Corp.	91,345	11,548,748
Quiksilver, Inc. (a)(d)	190,833	1,488,497
R.G. Barry Corp.	3,640	67,413
Ralph Lauren Corp.	67,433	10,862,108
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	1,764,922
Steven Madden Ltd. (a)	61,062	2,225,710
Superior Uniform Group, Inc.	859	14,320
The Jones Group, Inc.	74,838	1,118,080
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tumi Holdings, Inc. (a)(d)	57,908	$ 1,283,241
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	88,501	10,013,888
Unifi, Inc. (a)	18,843	466,176
Vera Bradley, Inc. (a)(d)	20,509	543,489
VF Corp.	392,352	22,987,904
Vince Holding Corp.	20,302	548,154
Wolverine World Wide, Inc. (d)	127,356	3,357,104
		211,031,310
TOTAL CONSUMER DISCRETIONARY		3,081,633,533
CONSUMER STAPLES - 8.1%
Beverages - 1.7%
Beam, Inc.	184,801	15,331,091
Boston Beer Co., Inc. Class A (a)(d)	9,413	2,228,528
Brown-Forman Corp. Class B (non-vtg.)	196,483	16,465,275
Coca-Cola Bottling Co. Consolidated	4,325	327,143
Coca-Cola Enterprises, Inc.	270,815	12,749,970
Constellation Brands, Inc. Class A (sub. vtg.) (a)	191,384	15,507,846
Craft Brew Alliance, Inc. (a)	5,908	96,478
Dr. Pepper Snapple Group, Inc.	262,765	13,692,684
MGP Ingredients, Inc.	4,299	24,418
Molson Coors Brewing Co. Class B	177,848	10,107,102
Monster Beverage Corp. (a)	148,866	11,016,084
National Beverage Corp.	7,694	161,882
PepsiCo, Inc.	1,706,814	136,664,597
Primo Water Corp. (a)	8,907	28,859
REED'S, Inc. (a)	1,830	14,091
The Coca-Cola Co.	4,243,924	162,117,897
		396,533,945
Food & Staples Retailing - 1.9%
Andersons, Inc.	24,799	1,359,977
Casey's General Stores, Inc. (d)	41,971	2,874,594
Chefs' Warehouse Holdings (a)(d)	22,894	532,286
Costco Wholesale Corp.	492,638	57,540,118
Crumbs Bake Shop, Inc. (a)(d)	5,760	3,920
CVS Caremark Corp.	1,338,149	97,872,218
Fairway Group Holdings Corp. (d)	15,014	117,109
Fresh Market, Inc. (a)(d)	40,058	1,341,943
Ingles Markets, Inc. Class A	19,385	455,160
Kroger Co.	577,151	24,205,713
Liberator Medical Holdings, Inc. (d)	55,593	250,169
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	284,528
PriceSmart, Inc. (d)	20,999	2,136,228
Rite Aid Corp. (a)	1,003,941	6,615,971
Roundy's, Inc.	18,846	115,714
Safeway, Inc.	286,105	10,714,632

	Shares	Value
Spartan Stores, Inc.	38,681	$ 873,804
Sprouts Farmers Market LLC	59,567	2,324,304
SUPERVALU, Inc. (a)(d)	203,563	1,317,053
Susser Holdings Corp. (a)(d)	23,340	1,413,937
Sysco Corp.	659,822	23,766,788
The Pantry, Inc. (a)	24,320	366,746
United Natural Foods, Inc. (a)(d)	58,263	4,217,076
Village Super Market, Inc. Class A	3,352	91,878
Wal-Mart Stores, Inc.	1,819,358	135,906,043
Walgreen Co.	979,795	66,577,070
Weis Markets, Inc.	10,922	550,906
Whole Foods Market, Inc.	419,062	22,650,301
		466,476,186
Food Products - 1.6%
Alico, Inc.	172	6,529
Annie's, Inc. (a)(d)	13,936	522,321
Archer Daniels Midland Co.	727,236	29,525,782
B&G Foods, Inc. Class A (d)	63,705	1,908,602
Boulder Brands, Inc. (a)(d)	68,009	1,022,855
Bunge Ltd.	173,371	13,802,065
Cal-Maine Foods, Inc.	14,807	778,404
Calavo Growers, Inc.	8,788	273,658
Campbell Soup Co. (d)	196,834	8,524,881
Chiquita Brands International, Inc. (a)	44,016	481,535
Coffee Holding Co., Inc. (a)	3,401	20,848
ConAgra Foods, Inc.	467,264	13,270,298
Darling International, Inc. (a)	198,455	4,004,822
Dean Foods Co. (d)	86,659	1,281,687
Diamond Foods, Inc. (a)(d)	18,346	526,897
Farmer Brothers Co. (a)	3,100	65,348
Flowers Foods, Inc.	226,566	4,660,463
Fresh Del Monte Produce, Inc.	46,236	1,223,405
General Mills, Inc.	696,878	34,864,806
Green Mountain Coffee Roasters, Inc.	147,919	16,238,548
Hillshire Brands Co.	160,546	6,028,502
Hormel Foods Corp.	178,475	8,468,639
Ingredion, Inc.	84,243	5,546,559
J&J Snack Foods Corp.	16,924	1,571,901
John B. Sanfilippo & Son, Inc.	4,594	111,405
Kellogg Co.	293,046	17,784,962
Kraft Foods Group, Inc.	656,547	36,287,353
Lancaster Colony Corp.	21,006	1,894,741
Lifeway Foods, Inc. (d)	1,247	17,907
Limoneira Co. (d)	3,738	78,722
McCormick & Co., Inc. (non-vtg.) (d)	157,258	10,441,931
Mead Johnson Nutrition Co. Class A	221,324	18,048,972
Mondelez International, Inc.	1,965,952	66,901,347
Omega Protein Corp. (a)	32,056	348,449
Pilgrims Pride Corp. (a)	80,459	1,410,446
Pinnacle Foods, Inc.	59,152	1,675,185
Post Holdings, Inc. (a)(d)	36,785	2,101,159
Sanderson Farms, Inc. (d)	23,484	1,804,511
Seaboard Corp. (a)	366	927,821
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Corp. Class A (a)	7,029	$ 212,838
Snyders-Lance, Inc.	57,191	1,549,304
The Hain Celestial Group, Inc. (a)(d)	54,436	4,861,135
The Hershey Co.	166,455	17,614,268
The J.M. Smucker Co.	116,444	11,645,564
Tootsie Roll Industries, Inc. (d)	31,326	911,587
TreeHouse Foods, Inc. (a)(d)	37,174	2,649,019
Tyson Foods, Inc. Class A	316,718	12,494,525
WhiteWave Foods Co. (a)	197,524	5,589,929
		371,982,435
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	255,495
Church & Dwight Co., Inc. (d)	156,776	10,657,632
Clorox Co. (d)	141,939	12,388,436
Colgate-Palmolive Co.	983,245	61,777,283
Energizer Holdings, Inc.	78,749	7,665,428
Harbinger Group, Inc. (a)	38,325	434,989
Kimberly-Clark Corp.	427,756	47,202,875
Oil-Dri Corp. of America	644	21,381
Orchids Paper Products Co.	2,087	70,269
Procter & Gamble Co.	3,041,449	239,240,378
Spectrum Brands Holdings, Inc.	23,337	1,820,519
WD-40 Co.	17,410	1,269,363
		382,804,048
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,849,818
Coty, Inc. Class A (d)	75,823	1,125,972
Cyanotech Corp. (a)	2,300	13,915
Elizabeth Arden, Inc. (a)(d)	31,918	975,733
Estee Lauder Companies, Inc. Class A	291,289	20,052,335
Herbalife Ltd. (d)	102,302	6,813,313
Inter Parfums, Inc.	14,485	486,841
LifeVantage Corp. (a)	61,077	81,232
Mannatech, Inc. (a)	599	10,303
MediFast, Inc. (a)(d)	10,225	269,327
Nature's Sunshine Products, Inc.	2,859	43,199
Nu Skin Enterprises, Inc. Class A (d)	64,351	5,374,596
Nutraceutical International Corp. (a)	4,799	125,686
Revlon, Inc. (a)	13,966	329,737
Star Scientific, Inc. (a)(d)	176,304	156,893
The Female Health Co. (d)	11,731	81,061
USANA Health Sciences, Inc. (a)(d)	12,622	923,552
		44,713,513
Tobacco - 1.1%
Alliance One International, Inc. (a)	89,449	240,618
Altria Group, Inc.	2,227,481	80,768,461
Lorillard, Inc.	400,965	19,671,343
Philip Morris International, Inc.	1,800,078	145,644,311
Reynolds American, Inc.	362,408	18,421,199

	Shares	Value
Universal Corp. (d)	28,408	$ 1,637,721
Vector Group Ltd. (d)	60,093	1,173,616
		267,557,269
TOTAL CONSUMER STAPLES		1,930,067,396
ENERGY - 9.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	74,378	3,524,773
Baker Hughes, Inc.	492,144	31,142,872
Basic Energy Services, Inc. (a)(d)	48,473	1,156,081
Bolt Technology Corp.	7,172	144,229
Bristow Group, Inc.	42,605	3,306,148
C&J Energy Services, Inc. (a)(d)	59,040	1,526,184
Cal Dive International, Inc. (a)(d)	171,858	304,189
Cameron International Corp. (a)	265,398	17,001,396
Carbo Ceramics, Inc. (d)	21,033	2,609,144
Core Laboratories NV (d)	52,255	9,826,553
Dawson Geophysical Co.	7,871	225,898
Diamond Offshore Drilling, Inc. (d)	83,655	3,956,882
Dresser-Rand Group, Inc. (a)	77,752	4,224,266
Dril-Quip, Inc. (a)	43,391	4,667,136
ENGlobal Corp. (a)	5,637	9,132
Ensco PLC Class A	255,890	13,475,167
Era Group, Inc. (a)	20,388	575,961
Exterran Holdings, Inc.	75,471	3,092,047
FMC Technologies, Inc. (a)(d)	260,114	13,068,127
Forbes Energy Services Ltd. (a)	500	2,035
Forum Energy Technologies, Inc. (a)(d)	70,638	1,829,524
Frank's International NV	47,687	1,127,321
Geospace Technologies Corp. (a)(d)	13,736	1,054,513
Global Geophysical Services, Inc. (a)(d)	29,499	41,299
GreenHunter Energy, Inc. (a)(d)	12,193	12,925
Gulf Island Fabrication, Inc.	15,288	320,589
Gulfmark Offshore, Inc. Class A	20,706	982,293
Halliburton Co.	941,615	53,672,055
Helix Energy Solutions Group, Inc. (a)	125,576	2,968,617
Helmerich & Payne, Inc.	118,617	11,713,429
Hercules Offshore, Inc. (a)(d)	189,533	902,177
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,262,446
ION Geophysical Corp. (a)(d)	97,381	396,341
Key Energy Services, Inc. (a)	163,573	1,478,700
Matrix Service Co. (a)	25,723	832,654
McDermott International, Inc. (a)(d)	280,872	2,339,664
Mitcham Industries, Inc. (a)(d)	23,287	335,100
Nabors Industries Ltd.	317,540	7,309,771
National Oilwell Varco, Inc.	469,940	36,204,178
Natural Gas Services Group, Inc. (a)	21,602	702,065
Newpark Resources, Inc. (a)(d)	85,435	950,037
Noble Corp.	280,951	8,723,529
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	272,578
Oceaneering International, Inc.	112,956	8,085,390
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	56,000	$ 5,315,520
Parker Drilling Co. (a)	145,338	1,172,878
Patterson-UTI Energy, Inc.	161,131	4,690,523
PHI, Inc. (non-vtg.) (a)	18,377	738,755
Pioneer Energy Services Corp. (a)	82,168	936,715
RigNet, Inc. (a)	15,376	735,280
Rowan Companies PLC (a)	158,021	5,271,581
RPC, Inc. (d)	65,463	1,205,174
Schlumberger Ltd.	1,469,347	136,649,271
SEACOR Holdings, Inc. (a)(d)	20,388	1,803,522
Superior Energy Services, Inc.	184,941	5,472,404
Synthesis Energy Systems, Inc. (a)	39,903	65,840
Tesco Corp. (a)	36,928	700,524
TETRA Technologies, Inc. (a)(d)	84,417	1,013,004
TGC Industries, Inc.	15,685	100,384
Tidewater, Inc.	61,246	2,983,905
Transocean Ltd. (United States) (d)	380,391	16,128,578
Unit Corp. (a)	53,513	3,285,698
Vantage Drilling Co. (a)(d)	139,486	244,101
Weatherford International Ltd. (a)	878,933	14,651,813
Willbros Group, Inc. (a)	69,552	687,174
		461,208,059
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. (a)(d)	126,005	424,637
Adams Resources & Energy, Inc.	1,804	132,774
Alon U.S.A. Energy, Inc.	48,399	648,063
Alpha Natural Resources, Inc. (a)(d)	236,910	1,272,207
Amyris, Inc. (a)(d)	41,172	188,156
Anadarko Petroleum Corp.	563,338	47,410,526
Antero Resources Corp. (d)	39,714	2,396,343
Apache Corp.	447,726	35,500,195
APCO Oil and Gas International, Inc. (a)	12,221	174,638
Approach Resources, Inc. (a)(d)	29,242	651,219
Arch Coal, Inc. (d)	201,141	917,203
Ardmore Shipping Corp.	12,187	158,187
Athlon Energy, Inc.	38,737	1,439,467
Barnwell Industries, Inc. (a)	2,847	8,142
Bill Barrett Corp. (a)(d)	44,527	1,128,314
BioFuel Energy Corp. (a)(d)	979	2,849
Bonanza Creek Energy, Inc. (a)(d)	35,010	1,749,450
BPZ Energy, Inc. (a)(d)	134,116	276,279
Cabot Oil & Gas Corp.	466,135	16,314,725
Callon Petroleum Co. (a)	41,561	281,368
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,174,484
Ceres, Inc. (a)(d)	15,962	22,826
Cheniere Energy, Inc. (a)	242,824	12,002,790
Chesapeake Energy Corp.	559,542	14,497,733
Chevron Corp.	2,155,381	248,580,091
Cimarex Energy Co.	101,750	11,773,493
Clayton Williams Energy, Inc. (a)(d)	7,754	752,138
Clean Energy Fuels Corp. (a)(d)	67,120	561,794

	Shares	Value
Cloud Peak Energy, Inc. (a)	86,697	$ 1,681,922
Cobalt International Energy, Inc. (a)(d)	333,375	6,427,470
Comstock Resources, Inc.	40,820	806,603
Concho Resources, Inc. (a)	119,921	14,526,031
ConocoPhillips Co.	1,373,787	91,356,836
CONSOL Energy, Inc.	262,364	10,520,796
Contango Oil & Gas Co. (a)	17,251	818,042
Continental Resources, Inc. (a)(d)	57,407	6,861,285
Crosstex Energy, Inc.	45,920	1,911,650
CVR Energy, Inc.	13,732	540,354
Delek U.S. Holdings, Inc.	36,764	1,020,569
Denbury Resources, Inc.	405,461	6,633,342
Devon Energy Corp.	424,771	27,363,748
DHT Holdings, Inc.	9,321	73,077
Diamondback Energy, Inc. (a)(d)	39,731	2,555,895
Double Eagle Petroleum Co. (a)	1,282	2,756
Emerald Oil, Inc. (a)	39,389	301,720
Endeavour International Corp. (a)(d)	50,764	246,713
Energen Corp.	88,384	7,109,609
Energy XXI (Bermuda) Ltd.	78,336	1,814,262
EOG Resources, Inc.	306,748	58,104,206
EPL Oil & Gas, Inc. (a)	50,327	1,514,843
EQT Corp.	165,052	16,883,169
Evolution Petroleum Corp.	6,950	90,350
EXCO Resources, Inc. (d)	234,793	1,225,619
Exxon Mobil Corp.	4,900,564	471,777,296
Forest Oil Corp. (a)	106,451	213,967
FX Energy, Inc. (a)(d)	98,760	370,350
Gasco Energy, Inc. (a)	44	1
Gastar Exploration, Inc. (a)	74,542	475,578
Gevo, Inc. (a)	47,917	65,167
Goodrich Petroleum Corp. (a)(d)	33,339	454,077
Green Plains Renewable Energy, Inc.	14,190	375,042
Gulfport Energy Corp. (a)	95,460	6,309,906
Halcon Resources Corp. (a)(d)	265,422	1,011,258
Harvest Natural Resources, Inc. (a)(d)	51,649	216,926
Hess Corp.	315,050	25,213,452
HollyFrontier Corp.	221,494	10,093,482
Houston American Energy Corp. (a)	36,485	13,514
Hyperdynamics Corp. (a)(d)	33,521	181,684
Isramco, Inc. (a)	123	17,648
James River Coal Co. (a)(d)	58,608	43,370
Jones Energy, Inc.	15,152	236,674
Kinder Morgan Holding Co. LLC	754,230	24,022,226
KiOR, Inc. Class A (a)(d)	22,105	30,947
Kodiak Oil & Gas Corp. (a)	306,801	3,623,320
Kosmos Energy Ltd. (a)	171,095	1,878,623
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,601,665
Lilis Energy, Inc. (a)	8,026	25,683
Lucas Energy, Inc. (a)	9,400	8,756
Magellan Petroleum Corp. (a)	35,895	48,099
Magnum Hunter Resources Corp. (a)(d)	156,521	1,313,211
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	6,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	789,876	$ 26,460,846
Marathon Petroleum Corp.	338,483	28,432,572
Matador Resources Co. (a)(d)	76,387	1,853,149
Midstates Petroleum Co., Inc. (a)(d)	32,166	141,852
Miller Energy Resources, Inc. (a)(d)	32,422	225,009
Murphy Oil Corp.	192,672	11,438,937
Newfield Exploration Co. (a)	142,463	4,016,032
Noble Energy, Inc.	401,847	27,631,000
Northern Oil & Gas, Inc. (a)(d)	93,777	1,305,376
Oasis Petroleum, Inc. (a)(d)	118,000	5,141,260
Occidental Petroleum Corp.	900,060	86,873,791
ONEOK, Inc.	228,616	13,520,350
Pacific Ethanol, Inc. (a)	20,096	274,712
Panhandle Royalty Co. Class A	6,335	234,142
PBF Energy, Inc. Class A	71,419	1,799,759
PDC Energy, Inc. (a)(d)	36,259	2,252,772
Peabody Energy Corp. (d)	287,212	5,043,443
Penn Virginia Corp. (a)(d)	74,899	1,134,720
Petroquest Energy, Inc. (a)(d)	70,948	335,584
Phillips 66 Co.	672,891	50,372,620
Pioneer Natural Resources Co.	158,717	31,930,686
QEP Resources, Inc.	196,867	5,695,362
Quicksilver Resources, Inc. (a)(d)	168,400	550,668
Range Resources Corp.	182,957	15,743,450
Renewable Energy Group, Inc. (a)(d)	19,507	227,647
Rentech, Inc. (a)(d)	218,177	410,173
Resolute Energy Corp. (a)(d)	59,120	550,998
Rex American Resources Corp. (a)	4,837	230,628
Rex Energy Corp. (a)(d)	63,386	1,204,334
Rosetta Resources, Inc. (a)(d)	66,417	2,946,922
Royale Energy, Inc. (a)(d)	36,496	102,919
Sanchez Energy Corp. (a)(d)	43,626	1,299,619
SandRidge Energy, Inc. (a)(d)	475,629	3,067,807
Saratoga Resources, Inc. (a)	16,554	22,513
SemGroup Corp. Class A	56,834	3,826,065
SM Energy Co.	72,684	5,360,445
Solazyme, Inc. (a)(d)	72,848	893,845
Southwestern Energy Co. (a)	393,897	16,283,702
Spectra Energy Corp.	754,745	28,136,894
Stone Energy Corp. (a)(d)	67,092	2,411,286
Swift Energy Co. (a)(d)	41,382	413,820
Synergy Resources Corp. (a)(d)	85,751	908,103
Syntroleum Corp. (a)(d)	15,037	59,998
Targa Resources Corp.	33,055	3,198,402
Teekay Corp.	46,397	2,772,221
Tengasco, Inc. (a)	12,601	5,168
Tesoro Corp.	146,745	7,485,462
The Williams Companies, Inc.	760,127	31,393,245
Triangle Petroleum Corp. (a)(d)	83,126	744,809
U.S. Energy Corp. (a)	13,579	54,316
Ultra Petroleum Corp. (a)(d)	182,633	4,595,046

	Shares	Value
Uranium Energy Corp. (a)(d)	86,698	$ 157,790
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	18,304
VAALCO Energy, Inc. (a)(d)	68,248	454,532
Valero Energy Corp.	604,594	29,008,420
W&T Offshore, Inc. (d)	37,319	562,397
Warren Resources, Inc. (a)	48,923	216,729
Western Refining, Inc. (d)	53,248	1,940,890
Westmoreland Coal Co. (a)	10,233	231,266
Whiting Petroleum Corp. (a)	135,243	9,292,547
World Fuel Services Corp. (d)	89,666	4,036,763
WPX Energy, Inc. (a)(d)	237,040	4,176,645
ZaZa Energy Corp. (a)(d)	19,430	17,872
Zion Oil & Gas, Inc. (a)(d)	27,782	46,118
		1,702,718,718
TOTAL ENERGY		2,163,926,777
FINANCIALS - 16.9%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	10,780,530
Ameriprise Financial, Inc.	216,081	23,550,668
Arlington Asset Investment Corp. (d)	13,562	359,664
Artisan Partners Asset Management, Inc.	18,533	1,170,730
Bank of New York Mellon Corp.	1,292,433	41,357,856
BGC Partners, Inc. Class A	203,183	1,381,644
BlackRock, Inc. Class A	141,863	43,245,517
Calamos Asset Management, Inc. Class A	22,184	264,655
Charles Schwab Corp.	1,285,960	34,090,800
CIFI Corp.	3,896	30,778
Cohen & Steers, Inc. (d)	17,375	656,949
Cowen Group, Inc. Class A (a)	80,174	343,145
Diamond Hill Investment Group, Inc.	1,102	129,320
E*TRADE Financial Corp. (a)	321,912	7,233,363
Eaton Vance Corp. (non-vtg.) (d)	144,041	5,450,511
Evercore Partners, Inc. Class A	40,806	2,270,446
FBR & Co. (a)	11,471	298,246
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	2,968,543
Financial Engines, Inc. (d)	56,540	3,195,075
Franklin Resources, Inc.	453,634	24,156,011
FXCM, Inc. Class A (d)	51,378	865,719
GAMCO Investors, Inc. Class A	6,083	474,839
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	20,051
Goldman Sachs Group, Inc.	469,978	78,227,838
Greenhill & Co., Inc.	23,725	1,263,831
HFF, Inc.	31,822	1,015,122
ICG Group, Inc. (a)	32,808	666,987
Institutional Financial Markets, Inc.	6,881	16,927
INTL FCStone, Inc. (a)(d)	15,053	273,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	497,759	$ 17,073,134
Investment Technology Group, Inc. (a)	55,680	962,150
Janus Capital Group, Inc. (d)	187,399	2,096,995
JMP Group, Inc.	11,989	88,119
KCG Holdings, Inc. Class A	107,133	1,273,811
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	118,910
Legg Mason, Inc.	151,820	6,977,647
LPL Financial	82,901	4,450,126
Manning & Napier, Inc. Class A	3,941	57,893
Medallion Financial Corp.	4,309	62,653
Morgan Stanley	1,549,389	47,721,181
Northern Trust Corp.	250,938	15,520,515
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	186,910
Piper Jaffray Companies (a)(d)	20,940	877,386
Pzena Investment Management, Inc.	4,972	57,476
Raymond James Financial, Inc.	163,719	8,641,089
Safeguard Scientifics, Inc. (a)(d)	26,745	524,469
SEI Investments Co.	167,937	5,637,645
Silvercrest Asset Management Group Class A	6,008	100,994
State Street Corp.	492,071	32,314,303
Stifel Financial Corp. (a)(d)	59,345	2,853,901
SWS Group, Inc. (a)	24,189	197,140
T. Rowe Price Group, Inc.	302,200	24,529,574
TD Ameritrade Holding Corp. (d)	282,750	9,452,333
Teton Advisors, Inc. (a)	106	3,445
U.S. Global Investments, Inc. Class A	7,637	27,340
Virtus Investment Partners, Inc. (a)	8,765	1,622,927
Waddell & Reed Financial, Inc. Class A	84,679	5,902,126
Walter Investment Management Corp. (a)(d)	38,853	992,694
Westwood Holdings Group, Inc.	3,640	207,152
WisdomTree Investments, Inc. (a)(d)	96,770	1,507,677
		478,077,784
Commercial Banks - 3.2%
1st Source Corp.	8,597	268,226
1st United Bancorp, Inc.	20,464	157,573
Access National Corp.	1,270	21,400
ACNB Corp. (d)	3,789	71,006
American National Bankshares, Inc.	2,748	61,720
Ameris Bancorp (a)	34,183	719,210
Ames National Corp.	1,209	26,937
Arrow Financial Corp.	15,818	413,008
Associated Banc-Corp.	184,412	3,077,836
BancFirst Corp.	10,611	583,923
Bancorp, Inc., Delaware (a)(d)	42,844	820,463
BancorpSouth, Inc.	84,413	2,020,003
Bank of Hawaii Corp.	64,151	3,749,626
Bank of Kentucky Financial Corp.	1,699	59,618

	Shares	Value
Bank of Marin Bancorp	2,794	$ 123,579
Bank of the Ozarks, Inc. (d)	37,486	2,377,362
BankUnited, Inc.	103,014	3,448,909
Banner Bank	13,068	518,669
Bar Harbor Bankshares	2,686	102,068
BB&T Corp.	783,604	29,620,231
BBCN Bancorp, Inc.	78,753	1,340,376
BCB Bancorp, Inc.	2,814	37,370
BNC Bancorp	11,700	203,931
BOK Financial Corp.	42,858	2,774,198
Boston Private Financial Holdings, Inc.	85,484	1,114,711
Bridge Bancorp, Inc.	540	14,218
Bridge Capital Holdings (a)	1,107	24,598
Bryn Mawr Bank Corp.	9,420	268,376
BSB Bancorp, Inc. (a)	6,958	117,312
C & F Financial Corp.	1,992	72,907
Camden National Corp.	1,850	69,449
Capital Bank Financial Corp. Series A (a)	112,359	2,584,257
Capital City Bank Group, Inc. (d)	7,146	101,330
CapitalSource, Inc.	244,954	3,600,824
Cardinal Financial Corp. (d)	22,155	381,952
Cascade Bancorp (a)(d)	4,186	20,428
Cathay General Bancorp	87,127	2,213,897
Center Bancorp, Inc.	6,904	128,483
Centerstate Banks of Florida, Inc.	6,387	69,810
Central Pacific Financial Corp.	26,089	514,736
Century Bancorp, Inc. Class A (non-vtg.)	686	24,627
Chemical Financial Corp.	31,417	926,487
CIT Group, Inc.	237,879	11,579,950
Citizens & Northern Corp.	8,777	174,838
City Holding Co.	22,173	981,820
City National Corp.	58,166	4,352,562
CNB Financial Corp., Pennsylvania	7,083	130,398
CoBiz, Inc.	39,972	446,088
Columbia Banking Systems, Inc. (d)	46,707	1,224,658
Comerica, Inc.	197,578	9,519,308
Commerce Bancshares, Inc.	104,098	4,649,017
Community Bank System, Inc. (d)	49,202	1,792,429
Community Trust Bancorp, Inc.	13,652	540,619
CommunityOne Bancorp (a)	6,555	72,171
CU Bancorp (a)	6,814	123,061
Cullen/Frost Bankers, Inc.	71,142	5,310,039
CVB Financial Corp. (d)	84,778	1,319,993
Eagle Bancorp, Inc., Maryland (d)	22,699	777,668
East West Bancorp, Inc.	174,395	6,224,158
Eastern Virginia Bankshares, Inc. (a)	969	6,589
Enterprise Bancorp, Inc.	803	15,458
Enterprise Financial Services Corp.	12,168	227,785
Farmers National Banc Corp. (d)	14,652	109,011
Fidelity Southern Corp.	3,439	49,418
Fifth Third Bancorp	1,058,556	22,965,372
Financial Institutions, Inc.	12,700	279,908
First Bancorp, North Carolina	9,193	168,232
First Bancorp, Puerto Rico (a)	99,750	519,698
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp.	50,381	$ 299,767
First Citizen Bancshares, Inc.	8,410	1,887,120
First Commonwealth Financial Corp. (d)	101,457	864,414
First Community Bancshares, Inc.	8,561	143,397
First Connecticut Bancorp, Inc.	11,897	186,545
First Financial Bancorp, Ohio	59,723	1,017,680
First Financial Bankshares, Inc. (d)	43,848	2,651,927
First Financial Corp., Indiana	8,837	303,904
First Financial Holdings, Inc.	28,877	1,768,427
First Financial Service Corp. (a)	2,521	10,639
First Horizon National Corp.	287,965	3,446,941
First Interstate Bancsystem, Inc.	19,621	508,184
First Merchants Corp.	33,146	709,987
First Midwest Bancorp, Inc., Delaware	83,782	1,396,646
First Niagara Financial Group, Inc.	529,611	4,803,572
First of Long Island Corp.	1,768	68,704
First Republic Bank	143,479	7,456,604
First United Corp. (a)	3,018	23,269
FirstMerit Corp.	204,257	4,240,375
Flushing Financial Corp.	47,044	974,752
FNB Corp., Pennsylvania	179,748	2,191,128
Fulton Financial Corp. (d)	224,854	2,767,953
German American Bancorp, Inc.	4,623	133,697
Glacier Bancorp, Inc. (d)	75,176	2,086,134
Great Southern Bancorp, Inc.	6,815	195,591
Guaranty Bancorp	16,534	233,460
Hampton Roads Bankshares, Inc. (a)	89,921	149,269
Hancock Holding Co.	109,529	3,774,369
Hanmi Financial Corp.	38,186	894,698
Hawthorn Bancshares, Inc.	1,496	19,463
Heartland Financial U.S.A., Inc.	8,878	238,818
Heritage Commerce Corp.	14,712	119,020
Heritage Financial Corp., Washington	12,768	226,377
Heritage Oaks Bancorp (a)	3,340	26,687
Home Bancshares, Inc. (d)	50,202	1,684,779
Home Federal Bancorp, Inc.	9,753	147,173
HomeTrust Bancshares, Inc. (a)(d)	20,129	315,421
Horizon Bancorp Industries	706	15,348
Hudson Valley Holding Corp.	14,551	273,413
Huntington Bancshares, Inc.	933,913	8,900,191
IBERIABANK Corp.	35,645	2,334,748
Independent Bank Corp. (a)	17,111	210,465
Independent Bank Corp., Massachusetts (d)	25,945	954,517
Independent Bank Group, Inc.	2,957	158,909
International Bancshares Corp.	64,813	1,502,365
Intervest Bancshares Corp. Class A (a)	6,160	45,646
Investors Bancorp, Inc.	84,986	2,253,829
KeyCorp	1,064,932	14,025,154
Lakeland Bancorp, Inc.	23,579	266,443
Lakeland Financial Corp.	13,545	514,710

	Shares	Value
M&T Bank Corp.	145,574	$ 16,972,473
Macatawa Bank Corp.	22,839	120,590
MainSource Financial Group, Inc.	13,271	229,190
MB Financial, Inc.	59,673	1,821,817
MBT Financial Corp. (a)	1,548	7,461
Merchants Bancshares, Inc.	5,246	172,803
Metro Bancorp, Inc. (a)	11,557	226,748
Midsouth Bancorp, Inc.	5,240	91,805
National Bank Holdings Corp.	141,292	2,773,562
National Bankshares, Inc.	5,803	208,908
National Penn Bancshares, Inc.	120,787	1,304,500
NBT Bancorp, Inc.	54,895	1,288,935
NewBridge Bancorp (a)	10,719	77,177
North Valley Bancorp (a)	849	19,756
Northrim Bancorp, Inc.	2,935	72,113
OFG Bancorp (d)	40,168	642,688
Old National Bancorp, Indiana	98,018	1,375,193
Old Second Bancorp, Inc. (a)	18,605	92,281
OmniAmerican Bancorp, Inc.	6,877	149,712
Orrstown Financial Services, Inc. (a)	5,669	92,858
Pacific Continental Corp.	3,048	43,983
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	557
PacWest Bancorp (d)	35,627	1,546,212
Park National Corp.	14,135	1,103,378
Park Sterling Corp.	28,617	187,728
Penns Woods Bancorp, Inc.	3,854	176,552
Peoples Bancorp, Inc.	3,334	81,583
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Pinnacle Financial Partners, Inc.	38,294	1,381,648
PNC Financial Services Group, Inc.	621,024	50,787,343
Popular, Inc. (a)	112,654	3,220,778
Preferred Bank, Los Angeles (a)	1,131	27,178
Premier Financial Bancorp, Inc.	115	1,612
PrivateBancorp, Inc.	92,031	2,656,015
Prosperity Bancshares, Inc.	66,890	4,234,806
Regions Financial Corp.	1,653,454	17,592,751
Renasant Corp.	23,910	694,825
Republic Bancorp, Inc., Kentucky Class A	18,205	438,558
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	6,723
S&T Bancorp, Inc.	32,238	743,731
S.Y. Bancorp, Inc.	6,551	195,482
Sandy Spring Bancorp, Inc.	13,803	327,545
Seacoast Banking Corp., Florida (a)	23,091	248,921
Shore Bancshares, Inc. (a)	2,958	28,012
Sierra Bancorp	3,618	59,010
Signature Bank (a)(d)	61,743	8,084,011
Simmons First National Corp. Class A	10,951	390,184
Southside Bancshares, Inc.	13,372	394,875
Southwest Bancorp, Inc., Oklahoma	15,446	271,695
State Bank Financial Corp.	26,469	450,502
Sterling Bancorp	79,121	1,015,914
Sterling Financial Corp.	40,387	1,279,056
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp (a)	15,697	$ 316,608
Sun Bancorp, Inc., New Jersey (a)	48,802	169,831
SunTrust Banks, Inc.	625,274	23,560,324
Susquehanna Bancshares, Inc.	215,524	2,357,833
SVB Financial Group (a)	57,220	7,204,570
Synovus Financial Corp.	1,042,950	3,629,466
Taylor Capital Group, Inc. (a)(d)	9,976	235,434
TCF Financial Corp.	219,604	3,540,016
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,800,394
The First Bancorp, Inc.	2,896	47,408
Tompkins Financial Corp.	8,812	426,589
TowneBank (d)	18,594	278,352
Trico Bancshares	12,062	301,429
Trustmark Corp.	94,171	2,272,346
U.S. Bancorp	2,044,982	84,130,559
UMB Financial Corp.	45,063	2,809,227
Umpqua Holdings Corp. (d)	115,463	2,051,778
Union First Market Bankshares Corp.	44,561	1,127,393
United Bankshares, Inc., West Virginia	83,407	2,454,668
United Community Banks, Inc., Georgia (a)	43,617	727,968
Univest Corp. of Pennsylvania	10,023	193,143
Valley National Bancorp (d)	229,522	2,313,582
ViewPoint Financial Group (d)	43,399	1,084,975
Washington Banking Co., Oak Harbor	5,615	103,428
Washington Trust Bancorp, Inc.	15,489	545,058
Webster Financial Corp.	106,126	3,286,722
Wells Fargo & Co.	5,376,048	249,556,148
WesBanco, Inc.	28,002	834,740
West Bancorp., Inc.	1,202	17,850
Westamerica Bancorp. (d)	28,148	1,415,281
Westbury Bancorp, Inc.	4,860	69,984
Western Alliance Bancorp. (a)	80,481	1,863,940
Wilshire Bancorp, Inc.	52,255	530,388
Wintrust Financial Corp.	46,573	2,155,398
Zions Bancorporation	204,129	6,368,825
		754,122,322
Consumer Finance - 0.8%
American Express Co.	1,031,844	94,186,720
Asta Funding, Inc. (a)	4,468	37,531
Atlanticus Holdings Corp. (a)(d)	35,598	88,995
Capital One Financial Corp.	637,759	46,830,643
Cash America International, Inc. (d)	29,387	1,176,068
Consumer Portfolio Services, Inc. (a)	11,930	92,935
Credit Acceptance Corp. (a)	13,731	1,896,800
DFC Global Corp. (a)(d)	43,285	356,236
Discover Financial Services	556,489	31,931,339
Encore Capital Group, Inc. (a)(d)	29,815	1,449,605
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	814,370
First Cash Financial Services, Inc. (a)(d)	35,415	1,870,974
First Marblehead Corp. (a)	5,188	36,368

	Shares	Value
Green Dot Corp. Class A (a)(d)	44,284	$ 892,323
Imperial Holdings, Inc. (a)	16,708	91,393
Nelnet, Inc. Class A	22,213	891,186
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,744,255
Regional Management Corp. (a)	4,032	121,686
SLM Corp.	493,468	11,813,624
Springleaf Holdings, Inc.	37,440	1,054,685
World Acceptance Corp. (a)(d)	15,268	1,463,438
		199,841,174
Diversified Financial Services - 4.1%
Bank of America Corp.	11,910,171	196,875,127
Berkshire Hathaway, Inc. Class B (a)	2,023,147	234,239,960
CBOE Holdings, Inc.	109,590	5,921,148
Citigroup, Inc.	3,393,491	165,025,467
CME Group, Inc.	350,475	25,872,065
Gain Capital Holdings, Inc. (d)	15,735	162,385
ING U.S., Inc.	147,495	5,290,646
Interactive Brokers Group, Inc.	43,141	959,456
IntercontinentalExchange Group, Inc.	128,718	26,881,467
JPMorgan Chase & Co.	4,206,498	239,013,216
Leucadia National Corp.	370,953	10,364,427
Life Partners Holdings, Inc.	18,668	44,990
MarketAxess Holdings, Inc.	47,067	2,778,836
Marlin Business Services Corp.	13,319	286,359
McGraw Hill Financial, Inc.	303,994	24,216,162
MicroFinancial, Inc.	86	699
Moody's Corp.	212,214	16,764,906
MSCI, Inc. Class A (a)(d)	147,156	6,432,189
NewStar Financial, Inc. (a)	27,065	416,260
PHH Corp. (a)	72,291	1,881,735
PICO Holdings, Inc. (a)	22,896	574,919
Resource America, Inc. Class A	2,362	22,345
The NASDAQ OMX Group, Inc.	124,702	4,787,310
Vector Capital Corp. rights (a)	4,280	0
		968,812,074
Insurance - 3.1%
ACE Ltd.	376,274	36,825,936
AFLAC, Inc.	511,414	32,771,409
Alleghany Corp. (a)	18,948	7,304,454
Allied World Assurance Co. Holdings Ltd. (d)	33,827	3,373,228
Allstate Corp.	503,599	27,325,282
AMBAC Financial Group, Inc. (a)	43,974	1,519,741
American Equity Investment Life Holding Co. (d)	83,986	1,835,934
American Financial Group, Inc.	76,865	4,393,603
American International Group, Inc.	1,647,284	81,985,325
American National Insurance Co.	11,975	1,359,043
Amerisafe, Inc.	28,834	1,255,432
Amtrust Financial Services, Inc. (d)	37,933	1,433,867
Aon PLC	335,975	28,759,460
Arch Capital Group Ltd. (a)(d)	141,774	7,956,357
Argo Group International Holdings, Ltd.	32,771	1,446,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	138,329	$ 6,390,800
Aspen Insurance Holdings Ltd.	68,795	2,583,940
Assurant, Inc.	95,115	6,242,397
Assured Guaranty Ltd.	183,926	4,515,383
Axis Capital Holdings Ltd.	130,874	5,754,530
Baldwin & Lyons, Inc. Class B	5,084	130,710
Brown & Brown, Inc.	116,705	3,512,821
Cincinnati Financial Corp.	161,273	7,560,478
Citizens, Inc. Class A (a)(d)	31,937	234,418
CNA Financial Corp.	65,754	2,728,133
CNO Financial Group, Inc.	273,436	4,992,941
Crawford & Co. Class B	10,464	88,630
Donegal Group, Inc. Class A	4,528	63,890
eHealth, Inc. (a)	26,343	1,264,464
EMC Insurance Group	5,816	177,388
Employers Holdings, Inc.	36,335	714,709
Endurance Specialty Holdings Ltd. (d)	45,122	2,352,661
Enstar Group Ltd. (a)	11,576	1,449,084
Erie Indemnity Co. Class A	26,259	1,905,878
Everest Re Group Ltd. (d)	51,436	7,676,309
FBL Financial Group, Inc. Class A	12,986	543,334
Federated National Holding Co.	1,278	20,295
Fidelity National Financial, Inc. Class A	297,669	9,840,937
First Acceptance Corp. (a)	4,055	10,543
First American Financial Corp.	131,076	3,531,187
Fortegra Financial Corp. (a)	10,670	74,583
Genworth Financial, Inc. Class A (a)	560,876	8,716,013
Global Indemnity PLC (a)	13,709	357,531
Greenlight Capital Re, Ltd. (a)	23,762	747,315
Hallmark Financial Services, Inc. (a)	10,337	87,554
Hanover Insurance Group, Inc.	48,173	2,834,499
Hartford Financial Services Group, Inc.	470,637	16,561,716
HCC Insurance Holdings, Inc.	116,739	5,124,842
HCI Group, Inc.	9,511	460,523
Health Insurance Innovations (d)	4,900	61,691
Hilltop Holdings, Inc. (a)	68,910	1,688,984
Horace Mann Educators Corp.	37,921	1,084,920
Independence Holding Co.	16,014	218,271
Infinity Property & Casualty Corp.	13,372	986,185
Investors Title Co.	1,086	83,535
Kansas City Life Insurance Co.	2,863	140,860
Kemper Corp.	58,114	2,253,661
Lincoln National Corp.	307,008	15,390,311
Loews Corp.	371,316	16,144,820
Maiden Holdings Ltd.	73,970	830,683
Markel Corp. (a)(d)	16,654	9,626,012
Marsh & McLennan Companies, Inc.	616,601	29,695,504
MBIA, Inc. (a)(d)	228,577	3,097,218
Meadowbrook Insurance Group, Inc. (d)	46,791	251,268
Mercury General Corp.	42,960	1,946,088
MetLife, Inc.	1,257,264	63,705,567

	Shares	Value
Montpelier Re Holdings Ltd. (d)	62,043	$ 1,768,846
National Interstate Corp.	9,042	273,701
National Western Life Insurance Co. Class A	2,078	469,732
Navigators Group, Inc. (a)	15,156	918,757
Old Republic International Corp.	306,111	4,763,087
OneBeacon Insurance Group Ltd.	20,572	337,381
PartnerRe Ltd.	64,815	6,408,907
Phoenix Companies, Inc. (a)(d)	3,067	156,816
Platinum Underwriters Holdings Ltd.	32,909	1,929,126
Primerica, Inc.	51,420	2,304,644
Principal Financial Group, Inc.	298,650	13,543,778
ProAssurance Corp.	69,301	3,150,423
Progressive Corp.	598,738	14,663,094
Protective Life Corp.	78,222	4,078,495
Prudential Financial, Inc.	510,495	43,177,667
Reinsurance Group of America, Inc.	80,713	6,214,094
RenaissanceRe Holdings Ltd.	56,754	5,420,575
RLI Corp.	34,126	1,471,854
Safety Insurance Group, Inc.	14,899	831,811
Selective Insurance Group, Inc.	57,017	1,313,672
StanCorp Financial Group, Inc. (d)	52,960	3,504,893
State Auto Financial Corp.	6,222	124,564
Stewart Information Services Corp. (d)	21,434	792,629
Symetra Financial Corp.	109,204	2,151,319
The Chubb Corp.	278,385	24,353,120
The Travelers Companies, Inc.	393,876	33,022,564
Third Point Reinsurance Ltd. (d)	28,985	434,775
Torchmark Corp.	96,240	7,459,562
Tower Group International Ltd. (d)	63,927	176,439
United Fire Group, Inc.	20,054	581,165
Universal Insurance Holdings, Inc.	22,997	307,240
Unum Group	290,729	10,111,555
Validus Holdings Ltd.	125,147	4,606,661
W.R. Berkley Corp.	118,696	4,895,023
White Mountains Insurance Group Ltd.	7,023	4,070,250
Willis Group Holdings PLC (d)	207,878	8,556,258
XL Group PLC Class A	291,212	8,852,845
		723,198,919
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust (SBI) (d)	57,067	1,509,422
AG Mortgage Investment Trust, Inc. (d)	18,957	347,671
Agree Realty Corp.	17,794	546,988
Alexanders, Inc.	2,701	1,012,092
Alexandria Real Estate Equities, Inc.	78,887	5,715,363
Altisource Residential Corp. Class B	60,332	1,724,289
American Assets Trust, Inc.	36,114	1,194,290
American Campus Communities, Inc.	134,876	4,982,319
American Capital Agency Corp.	420,086	9,363,717
American Capital Mortgage Investment Corp.	52,567	1,060,276
American Homes 4 Rent Class A	82,136	1,345,388
American Realty Capital Properties, Inc.	634,113	9,315,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Residential Properties, Inc. (a)(d)	15,232	$ 277,222
American Tower Corp.	436,451	35,557,663
AmREIT, Inc. Class B	18,007	312,241
Annaly Capital Management, Inc. (d)	1,072,997	11,996,106
Anworth Mortgage Asset Corp.	251,516	1,302,853
Apartment Investment & Management Co. Class A	137,319	4,104,465
Apollo Commercial Real Estate Finance, Inc.	34,660	580,208
Apollo Residential Mortgage, Inc.	29,321	511,358
Arbor Realty Trust, Inc.	31,767	217,922
Ares Commercial Real Estate Corp.	39,618	538,409
Armada Hoffler Properties, Inc.	18,404	180,175
Armour Residential REIT, Inc.	489,690	2,100,770
Ashford Hospitality Prime, Inc.	13,979	234,148
Ashford Hospitality Trust, Inc.	69,895	781,426
Associated Estates Realty Corp. (d)	60,888	1,041,185
AvalonBay Communities, Inc.	132,936	17,144,756
Aviv REIT, Inc. (d)	12,625	320,170
BioMed Realty Trust, Inc.	232,867	4,815,690
Blackstone Mortgage Trust, Inc. (d)	31,861	923,013
Boston Properties, Inc.	173,248	19,478,273
Brandywine Realty Trust (SBI) (d)	189,114	2,770,520
BRE Properties, Inc.	90,165	5,569,492
Brixmor Property Group, Inc. (d)	46,627	1,029,524
BRT Realty Trust (a)	5,568	39,700
Camden Property Trust (SBI)	107,447	7,166,715
Campus Crest Communities, Inc. (d)	55,980	463,514
Capstead Mortgage Corp. (d)	97,016	1,250,536
CBL & Associates Properties, Inc.	198,768	3,536,083
Cedar Shopping Centers, Inc.	59,877	368,244
Chambers Street Properties (d)	312,279	2,470,127
Chatham Lodging Trust	26,521	553,493
Chesapeake Lodging Trust	44,367	1,155,760
Chimera Investment Corp.	1,225,514	3,909,390
Colony Financial, Inc.	80,404	1,815,522
Columbia Property Trust, Inc. (d)	148,227	3,933,945
CommonWealth REIT	127,873	3,471,752
Coresite Realty Corp.	24,333	757,730
Corporate Office Properties Trust (SBI)	106,736	2,846,649
Corrections Corp. of America (d)	120,697	4,025,245
Cousins Properties, Inc.	234,370	2,706,974
CubeSmart (d)	141,018	2,469,225
CyrusOne, Inc.	16,200	359,964
CYS Investments, Inc. (d)	197,203	1,735,386
DCT Industrial Trust, Inc.	349,621	2,768,998
DDR Corp.	308,138	5,121,254
DiamondRock Hospitality Co.	202,906	2,560,674
Digital Realty Trust, Inc. (d)	143,555	7,774,939
Douglas Emmett, Inc.	131,928	3,552,821

	Shares	Value
Duke Realty LP	350,539	$ 5,889,055
DuPont Fabros Technology, Inc. (d)	100,616	2,672,361
EastGroup Properties, Inc. (d)	28,464	1,765,907
Education Realty Trust, Inc.	122,580	1,155,929
Ellington Residential Mortgage REIT	7,146	120,982
Empire State Realty Trust, Inc.	146,821	2,249,298
EPR Properties	65,817	3,505,413
Equity Lifestyle Properties, Inc.	92,610	3,727,553
Equity One, Inc. (d)	85,144	1,975,341
Equity Residential (SBI)	375,538	21,957,707
Essex Property Trust, Inc.	38,906	6,507,029
Excel Trust, Inc.	44,534	558,011
Extra Space Storage, Inc.	137,773	6,764,654
Federal Realty Investment Trust (SBI) (d)	65,716	7,314,848
FelCor Lodging Trust, Inc.	200,216	1,743,881
First Industrial Realty Trust, Inc. (d)	100,981	1,942,874
First Potomac Realty Trust	64,690	820,269
Five Oaks Investment Corp.	4,880	55,144
Franklin Street Properties Corp.	99,285	1,243,048
Gaming & Leisure Properties	93,984	3,578,911
General Growth Properties, Inc.	597,700	13,161,354
Getty Realty Corp.	23,628	454,603
Gladstone Commercial Corp.	10,709	186,337
Glimcher Realty Trust	157,267	1,530,208
Government Properties Income Trust	51,672	1,287,150
Gramercy Property Trust, Inc. (a)	85,386	495,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	210,235
Hatteras Financial Corp.	121,103	2,388,151
HCP, Inc.	513,882	19,923,205
Health Care REIT, Inc.	319,414	18,762,378
Healthcare Realty Trust, Inc.	119,232	2,857,991
Healthcare Trust of America, Inc. (d)	307,681	3,455,258
Hersha Hospitality Trust	166,640	936,517
Highwoods Properties, Inc. (SBI) (d)	89,662	3,381,154
Home Properties, Inc. (d)	74,137	4,369,635
Hospitality Properties Trust (SBI)	164,136	4,349,604
Host Hotels & Resorts, Inc.	818,486	16,099,620
Hudson Pacific Properties, Inc.	49,472	1,128,456
Inland Real Estate Corp.	85,277	913,317
Invesco Mortgage Capital, Inc.	135,801	2,285,531
Investors Real Estate Trust	102,538	900,284
iStar Financial, Inc. (a)(d)	71,516	1,108,498
JAVELIN Mortgage Investment Corp. (d)	12,977	188,167
Kilroy Realty Corp. (d)	91,661	5,272,341
Kimco Realty Corp.	418,673	9,319,661
Kite Realty Group Trust	133,192	823,127
LaSalle Hotel Properties (SBI) (d)	107,841	3,379,737
Lexington Corporate Properties Trust (d)	259,496	2,960,849
Liberty Property Trust (SBI) (d)	176,490	6,752,507
LTC Properties, Inc.	32,625	1,229,310
Mack-Cali Realty Corp.	122,465	2,724,846
Medical Properties Trust, Inc.	160,702	2,119,659
MFA Financial, Inc.	486,658	3,825,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. (d)	78,844	$ 5,333,008
Monmouth Real Estate Investment Corp. Class A	35,864	347,164
National Health Investors, Inc.	34,486	2,127,786
National Retail Properties, Inc. (d)	132,178	4,743,868
New York Mortgage Trust, Inc. (d)	61,040	471,839
NorthStar Realty Finance Corp.	317,869	4,930,148
Omega Healthcare Investors, Inc. (d)	127,635	4,079,215
One Liberty Properties, Inc.	11,261	246,841
Parkway Properties, Inc.	64,262	1,184,349
Pebblebrook Hotel Trust	72,830	2,420,869
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,118,696
PennyMac Mortgage Investment Trust	70,569	1,716,238
Physicians Realty Trust	13,134	175,864
Piedmont Office Realty Trust, Inc. Class A	174,747	3,019,628
Plum Creek Timber Co., Inc.	200,436	8,676,874
PMC Commercial Trust	8,500	81,430
Post Properties, Inc.	73,877	3,585,251
Potlatch Corp.	43,845	1,738,016
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,649,403
PS Business Parks, Inc.	26,075	2,190,822
Public Storage	159,990	27,038,310
QTS Realty Trust, Inc. Class A	15,035	384,295
RAIT Financial Trust (d)	83,839	696,702
Ramco-Gershenson Properties Trust (SBI) (d)	70,480	1,177,016
Rayonier, Inc.	140,834	6,631,873
Realty Income Corp.	238,560	10,596,835
Redwood Trust, Inc.	89,769	1,804,357
Regency Centers Corp.	116,777	5,928,768
Resource Capital Corp.	118,128	688,686
Retail Opportunity Investments Corp.	70,350	1,043,291
Retail Properties America, Inc.	250,044	3,485,613
Rexford Industrial Realty, Inc.	19,146	271,682
RLJ Lodging Trust	133,852	3,478,813
Rouse Properties, Inc. (d)	34,930	653,890
Ryman Hospitality Properties, Inc. (d)	49,860	2,103,593
Sabra Health Care REIT, Inc. (d)	44,632	1,270,673
Saul Centers, Inc.	14,444	671,213
Select Income (REIT)	38,717	1,128,601
Senior Housing Properties Trust (SBI)	240,030	5,352,669
Silver Bay Realty Trust Corp.	47,769	748,540
Simon Property Group, Inc.	342,693	55,272,954
SL Green Realty Corp. (d)	129,295	12,842,872
SoTHERLY Hotels, Inc.	2,721	16,789
Sovran Self Storage, Inc.	33,865	2,505,671
Spirit Realty Capital, Inc.	431,927	4,716,643
Stag Industrial, Inc.	38,576	899,207
Starwood Property Trust, Inc. (d)	220,370	5,293,287

	Shares	Value
Starwood Waypoint Residential (a)	44,074	$ 1,194,846
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	3,344,462
Summit Hotel Properties, Inc.	86,907	803,021
Sun Communities, Inc. (d)	36,167	1,665,852
Sunstone Hotel Investors, Inc.	192,214	2,598,733
Supertel Hospitality, Inc., Maryland (a)	703	1,758
Tanger Factory Outlet Centers, Inc. (d)	110,651	3,796,436
Taubman Centers, Inc. (d)	65,656	4,625,465
Terreno Realty Corp.	21,026	392,766
The Geo Group, Inc.	86,331	2,782,448
The Macerich Co.	163,662	9,840,996
Two Harbors Investment Corp.	449,289	4,663,620
UDR, Inc.	279,578	7,215,908
UMH Properties, Inc.	10,346	95,907
Universal Health Realty Income Trust (SBI)	13,491	574,447
Urstadt Biddle Properties, Inc. Class A	26,585	521,332
Ventas, Inc.	330,294	20,620,254
Vornado Realty Trust	190,771	18,369,340
Washington REIT (SBI)	61,934	1,557,640
Weingarten Realty Investors (SBI)	108,015	3,294,458
Western Asset Mortgage Capital Corp. (d)	19,742	325,151
Weyerhaeuser Co.	648,424	19,134,992
Whitestone REIT Class B	2,558	36,784
Winthrop Realty Trust	32,907	383,037
WP Carey, Inc.	66,643	4,233,163
ZAIS Financial Corp. (d)	6,000	104,460
		771,771,510
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	43,253	1,800,190
Altisource Portfolio Solutions SA	18,423	1,812,455
American Spectrum Realty, Inc. (a)	1,984	2,778
AV Homes, Inc. (a)(d)	12,051	238,007
CBRE Group, Inc. (a)	310,765	8,685,882
Consolidated-Tomoka Land Co.	2,432	86,482
Forest City Enterprises, Inc. Class A (a)(d)	164,146	3,197,564
Forestar Group, Inc. (a)(d)	38,487	725,865
Gladstone Land Corp.	8,000	102,400
Howard Hughes Corp. (a)	34,443	4,754,167
Jones Lang LaSalle, Inc.	53,062	6,537,238
Kennedy-Wilson Holdings, Inc.	81,481	2,061,469
Maui Land & Pineapple, Inc. (a)(d)	31,310	194,435
RE/MAX Holdings, Inc.	10,289	315,049
Realogy Holdings Corp. (a)(d)	174,285	8,271,566
Tejon Ranch Co. (a)	11,342	402,074
The St. Joe Co. (a)(d)	111,664	2,158,465
Transcontinental Realty Investors, Inc. (a)	20,697	327,013
ZipRealty, Inc. (a)	19,987	94,738
		41,767,837
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	69,632	953,958
Banc of California, Inc.	4,303	55,035
Bank Mutual Corp.	56,001	370,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	19,300	$ 192,614
BBX Capital Corp. (a)	18,261	353,168
Beneficial Mutual Bancorp, Inc. (a)	37,525	451,801
Berkshire Hills Bancorp, Inc.	20,197	507,551
BofI Holding, Inc. (a)(d)	11,427	1,063,854
Brookline Bancorp, Inc., Delaware	86,924	793,616
Camco Financial Corp. (a)(d)	10,386	62,835
Cape Bancorp, Inc.	2,611	27,755
Capitol Federal Financial, Inc.	194,739	2,366,079
Charter Financial Corp.	1,496	15,753
Chicopee Bancorp, Inc.	1,816	32,470
Clifton Savings Bancorp, Inc.	15,589	205,307
Dime Community Bancshares, Inc.	51,879	871,567
Doral Financial Corp. (a)	7,972	91,678
ESB Financial Corp.	9,498	124,519
ESSA Bancorp, Inc.	4,298	48,267
Essent Group Ltd.	38,008	881,786
EverBank Financial Corp.	121,901	2,184,466
Farmer Mac Class C (non-vtg.)	8,894	279,805
First Defiance Financial Corp.	6,145	170,032
First Financial Northwest, Inc.	2,197	22,717
Flagstar Bancorp, Inc. (a)	37,206	823,741
Fox Chase Bancorp, Inc.	14,307	245,222
Franklin Financial Corp./VA (a)	16,347	323,671
HF Financial Corp.	2,735	36,321
Hingham Institution for Savings	1,505	117,842
Home Loan Servicing Solutions Ltd. (d)	65,442	1,342,870
HomeStreet, Inc.	7,892	148,685
Hudson City Bancorp, Inc.	532,335	5,057,183
IF Bancorp, Inc.	3,112	51,192
Impac Mortgage Holdings, Inc. (a)(d)	5,393	37,751
Kearny Financial Corp. (a)	2,196	27,626
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	18,150
MGIC Investment Corp. (a)(d)	403,619	3,616,426
NASB Financial, Inc.	1,203	30,484
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	530,386
New York Community Bancorp, Inc. (d)	541,088	8,646,586
Northfield Bancorp, Inc.	23,534	297,940
Northwest Bancshares, Inc.	92,094	1,321,549
OceanFirst Financial Corp.	5,851	110,467
Ocwen Financial Corp. (a)	133,402	4,994,571
Oritani Financial Corp.	41,599	651,440
PennyMac Financial Services, Inc.	12,245	211,716
People's United Financial, Inc.	329,770	4,672,841
Peoples Federal Bancshares, Inc.	1,156	20,739
Poage Bankshares, Inc.	2,365	32,661
Provident Financial Holdings, Inc.	3,066	47,124
Provident Financial Services, Inc.	56,391	1,046,617
Radian Group, Inc.	200,792	3,122,316
Riverview Bancorp, Inc. (a)	6,875	23,238

	Shares	Value
Rockville Financial, Inc.	26,525	$ 349,334
Security National Financial Corp. Class A	10,153	39,495
Simplicity Bancorp, Inc.	10,338	182,362
Territorial Bancorp, Inc.	13,244	294,017
TFS Financial Corp. (a)	149,374	1,765,601
Timberland Bancorp, Inc.	5,034	53,813
Tree.com, Inc. (a)	3,275	110,728
Trustco Bank Corp., New York	86,500	584,740
United Community Financial Corp. (a)	29,429	109,182
United Financial Bancorp, Inc.	9,158	161,272
Walker & Dunlop, Inc. (a)	10,954	184,356
Washington Federal, Inc.	113,789	2,551,149
Westfield Financial, Inc.	28,907	219,404
WSFS Financial Corp.	10,396	741,131
		57,161,829
TOTAL FINANCIALS		3,994,753,449
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Aastrom Biosciences, Inc. (a)	3,923	13,221
ACADIA Pharmaceuticals, Inc. (a)(d)	82,586	2,337,184
Acceleron Pharma, Inc. (d)	12,418	582,777
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	253,904
Acorda Therapeutics, Inc. (a)	40,293	1,476,336
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	1,534,759
Agenus, Inc. (a)(d)	22,142	108,274
Agios Pharmaceuticals, Inc. (d)	7,262	227,010
Alexion Pharmaceuticals, Inc. (a)	219,098	38,736,526
Alkermes PLC (a)(d)	151,179	7,357,882
Alnylam Pharmaceuticals, Inc. (a)(d)	62,752	5,097,972
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	651,337
Amgen, Inc.	847,536	105,111,415
Amicus Therapeutics, Inc. (a)(d)	25,384	63,968
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	535,515
Anthera Pharmaceuticals, Inc. (a)	5,648	16,718
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,695,777
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	1,679,482
ArQule, Inc. (a)	65,290	146,903
Array BioPharma, Inc. (a)(d)	101,050	487,061
Arrowhead Research Corp. (a)	20,335	395,312
Athersys, Inc. (a)(d)	49,216	186,036
AVEO Pharmaceuticals, Inc. (a)	43,200	80,784
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	934,393
Biogen Idec, Inc. (a)	265,622	90,492,103
BioMarin Pharmaceutical, Inc. (a)	169,338	13,716,378
Biospecifics Technologies Corp. (a)	1,441	34,195
Biota Pharmaceuticals, Inc. (a)	5,848	38,714
BioTime, Inc. (a)(d)	32,076	115,153
Bluebird Bio, Inc. (d)	7,366	187,833
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	58,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cel-Sci Corp. (a)(d)	28,340	$ 31,457
Celgene Corp. (a)	463,123	74,447,022
Cell Therapeutics, Inc. (a)(d)	129,276	497,713
Celldex Therapeutics, Inc. (a)(d)	107,399	3,138,199
Cellular Dynamics International, Inc. (d)	4,597	68,449
Celsion Corp. (a)	10,682	39,844
Cepheid, Inc. (a)(d)	80,169	4,301,869
Chelsea Therapeutics International Ltd. (a)(d)	75,408	430,580
ChemoCentryx, Inc. (a)(d)	15,137	115,041
Chimerix, Inc.	17,212	344,240
Cleveland Biolabs, Inc. (a)	35,489	24,945
Clovis Oncology, Inc. (a)	39,949	3,180,739
Codexis, Inc. (a)	21,294	39,607
Conatus Pharmaceuticals, Inc. (d)	7,362	82,602
Coronado Biosciences, Inc. (a)(d)	18,457	52,418
Cubist Pharmaceuticals, Inc. (a)(d)	78,426	6,236,436
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	210,627
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	44,733
Cytokinetics, Inc. (a)	26,522	261,242
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)	25,756	152,476
DARA BioSciences, Inc. (a)	1,702	4,970
Dendreon Corp. (a)(d)	131,169	377,767
Discovery Laboratories, Inc. (a)	38,893	102,678
Durata Therapeutics, Inc. (a)(d)	10,654	146,066
Dyax Corp. (a)(d)	146,558	1,417,216
Dynavax Technologies Corp. (a)(d)	275,972	513,308
Emergent BioSolutions, Inc. (a)	25,651	634,606
Enanta Pharmaceuticals, Inc. (d)	3,858	142,129
EntreMed, Inc. (a)	289	555
Enzon Pharmaceuticals, Inc.	43,430	41,693
Epizyme, Inc.	4,503	134,640
Esperion Therapeutics, Inc. (d)	6,156	95,726
Exact Sciences Corp. (a)(d)	79,977	1,075,691
Exelixis, Inc. (a)(d)	160,939	1,136,229
Foundation Medicine, Inc. (d)	12,644	450,506
Galectin Therapeutics, Inc. (a)(d)	13,518	227,913
Galena Biopharma, Inc. (a)(d)	133,911	528,948
Genomic Health, Inc. (a)(d)	18,393	485,759
GenVec, Inc. (a)	8,140	29,223
Geron Corp. (a)(d)	128,101	609,120
Gilead Sciences, Inc. (a)(d)	1,722,310	142,590,045
GTx, Inc. (a)(d)	19,627	33,366
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,585,435
Harvard Apparatus (a)	3,080	15,585
Heat Biologics, Inc. (d)	3,136	23,144
Hemispherx Biopharma, Inc. (a)	130,774	51,133
Hyperion Therapeutics, Inc. (a)(d)	5,781	179,211
iBio, Inc. (a)	40,361	21,783

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	141,515	$ 965,132
Idera Pharmaceuticals, Inc. (a)	80,821	467,954
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	57,015
ImmunoGen, Inc. (a)(d)	90,051	1,476,836
Immunomedics, Inc. (a)(d)	54,782	259,667
Incyte Corp. (a)(d)	167,261	10,748,192
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	644,871
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	577,082
Insmed, Inc. (a)(d)	32,411	648,544
Insys Therapeutics, Inc. (a)(d)	4,354	292,937
Intercept Pharmaceuticals, Inc. (a)	12,590	5,168,195
InterMune, Inc. (a)	93,683	2,814,237
Intrexon Corp. (d)	13,260	344,495
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,177,501
Isis Pharmaceuticals, Inc. (a)(d)	138,050	7,040,550
IsoRay, Inc. (a)(d)	31,040	24,366
Karyopharm Therapeutics, Inc.	6,103	244,974
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,692,280
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	680,541
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	863,401
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,605,436
Lpath, Inc. (a)	7,871	36,521
Macrogenics, Inc.	4,799	167,965
MannKind Corp. (a)(d)	286,250	1,771,888
Mast Therapeutics, Inc. (a)	29,390	24,394
Medgenics, Inc. (a)(d)	4,479	38,654
Medivation, Inc. (a)(d)	85,572	6,153,483
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	477,896
Metabolix, Inc. (a)(d)	41,636	53,294
MiMedx Group, Inc. (a)	79,098	565,551
Momenta Pharmaceuticals, Inc. (a)	43,036	636,933
Myriad Genetics, Inc. (a)(d)	87,108	3,154,181
Nanosphere, Inc. (a)(d)	36,229	86,950
NanoViricides, Inc. (a)(d)	32,620	129,828
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	211,725
Neuralstem, Inc. (a)	54,208	193,523
Neurocrine Biosciences, Inc. (a)	83,489	1,471,911
NewLink Genetics Corp. (a)(d)	12,482	551,704
Northwest Biotherapeutics, Inc. (a)(d)	40,748	288,903
Novavax, Inc. (a)(d)	198,633	1,271,251
NPS Pharmaceuticals, Inc. (a)(d)	102,906	3,599,652
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	116,426
OncoMed Pharmaceuticals, Inc. (d)	5,827	201,148
Onconova Therapeutics, Inc. (d)	6,241	53,049
Oncothyreon, Inc. (a)	43,661	134,912
Opexa Therapeutics, Inc. (a)(d)	5,726	10,421
Ophthotech Corp. (d)	12,066	406,262
Opko Health, Inc. (a)(d)	254,677	2,424,525
Oragenics, Inc. (a)	9,973	37,299
Orexigen Therapeutics, Inc. (a)(d)	77,934	540,862
Organovo Holdings, Inc. (a)(d)	69,396	713,391
Osiris Therapeutics, Inc. (a)(d)	18,170	277,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)	10,225	$ 110,328
OXiGENE, Inc. (a)	561	1,195
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	8,883
Palatin Technologies, Inc. (a)(d)	9,275	9,739
PDL BioPharma, Inc. (d)	181,078	1,551,838
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	153,673
Pharmacyclics, Inc. (a)	74,587	10,342,233
PharmAthene, Inc. (a)(d)	51,372	96,579
Portola Pharmaceuticals, Inc. (d)	6,348	154,828
Progenics Pharmaceuticals, Inc. (a)(d)	45,935	214,516
Prothena Corp. PLC (a)	18,701	673,423
PTC Therapeutics, Inc. (a)	10,292	322,757
Puma Biotechnology, Inc. (a)(d)	28,653	3,331,198
Raptor Pharmaceutical Corp. (a)(d)	62,748	993,301
Receptos, Inc.	18,327	850,098
Regeneron Pharmaceuticals, Inc. (a)	88,505	29,427,913
Regulus Therapeutics, Inc. (a)(d)	11,075	124,372
Repligen Corp. (a)(d)	22,058	330,208
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	60,750
Rigel Pharmaceuticals, Inc. (a)	75,480	259,651
Sangamo Biosciences, Inc. (a)(d)	84,275	1,533,805
Sarepta Therapeutics, Inc. (a)(d)	40,979	1,189,620
Seattle Genetics, Inc. (a)(d)	128,581	6,762,075
SIGA Technologies, Inc. (a)(d)	72,968	234,227
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	347,853
StemCells, Inc. (a)(d)	41,468	60,958
Stemline Therapeutics, Inc. (d)	10,674	276,030
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	213,812
Synageva BioPharma Corp. (a)(d)	21,459	2,460,704
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	673,879
Synta Pharmaceuticals Corp. (a)(d)	94,692	585,197
Synthetic Biologics, Inc. (a)	46,314	125,048
Targacept, Inc. (a)(d)	18,977	93,557
Telik, Inc. (a)	380	528
TESARO, Inc. (a)(d)	12,275	405,198
Tetraphase Pharmaceuticals, Inc.	10,243	139,305
TG Therapeutics, Inc. (a)(d)	7,226	47,692
Theravance, Inc. (a)(d)	88,275	3,266,175
Threshold Pharmaceuticals, Inc. (a)	37,822	189,110
Trovagene, Inc. (a)(d)	4,592	28,746
United Therapeutics Corp. (a)(d)	53,357	5,411,467
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	667,142
Verastem, Inc. (a)(d)	13,711	183,316
Vertex Pharmaceuticals, Inc. (a)	268,044	21,674,038
Vical, Inc. (a)(d)	65,666	99,812
XOMA Corp. (a)	72,501	606,108
Zalicus, Inc. (a)(d)	17,476	26,389
ZIOPHARM Oncology, Inc. (a)(d)	79,220	337,477
		682,179,876
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	23,291	883,893

	Shares	Value
Abbott Laboratories	1,738,741	$ 69,167,117
Abiomed, Inc. (a)(d)	36,354	1,024,819
Accuray, Inc. (a)(d)	58,561	549,302
Alere, Inc. (a)	93,479	3,434,418
Align Technology, Inc. (a)(d)	76,057	3,980,063
Alphatec Holdings, Inc. (a)	36,801	51,889
Analogic Corp.	12,756	1,202,381
Angiodynamics, Inc. (a)	26,377	406,206
Anika Therapeutics, Inc. (a)	9,287	365,629
Antares Pharma, Inc. (a)(d)	97,369	433,292
ArthroCare Corp. (a)	39,236	1,893,137
Atossa Genetics, Inc. (a)(d)	789	1,736
Atricure, Inc. (a)	12,717	264,386
Atrion Corp.	1,172	339,212
Bacterin International Holdings, Inc. (a)(d)	9,747	6,492
Baxano Surgical, Inc. (a)(d)	18,036	27,415
Baxter International, Inc.	605,834	42,105,463
Becton, Dickinson & Co.	213,454	24,594,170
BioLase Technology, Inc. (d)	31,016	95,839
Boston Scientific Corp. (a)	1,493,547	19,565,466
BSD Medical Corp. (a)(d)	46,363	53,317
C.R. Bard, Inc.	84,581	12,193,197
Cantel Medical Corp.	48,934	1,583,015
Cardica, Inc. (a)	23,778	27,107
Cardiovascular Systems, Inc. (a)(d)	37,106	1,298,710
CareFusion Corp. (a)	231,213	9,371,063
Cerus Corp. (a)(d)	66,771	431,341
Cesca Therapeutics, Inc. (a)(d)	15,844	35,174
CONMED Corp.	26,543	1,237,435
Covidien PLC	520,911	37,479,546
Cryolife, Inc.	20,961	208,772
Cutera, Inc. (a)	15,449	165,304
Cyberonics, Inc. (a)(d)	26,017	1,781,384
Cynosure, Inc. Class A (a)	17,160	528,185
Delcath Systems, Inc. (a)(d)	119,898	37,516
DENTSPLY International, Inc.	165,101	7,492,283
Derma Sciences, Inc. (a)	7,901	116,066
DexCom, Inc. (a)	82,473	3,719,532
Echo Therapeutics, Inc. (a)(d)	2,009	6,288
Edwards Lifesciences Corp. (a)(d)	125,427	8,749,788
Endologix, Inc. (a)(d)	68,176	920,376
EnteroMedics, Inc. (a)(d)	53,456	129,898
ERBA Diagnostics, Inc. (a)(d)	3,094	7,890
Exactech, Inc. (a)	3,102	72,277
Fonar Corp. (a)	719	16,293
Genmark Diagnostics, Inc. (a)(d)	33,235	414,108
Globus Medical, Inc. (a)	81,315	1,923,913
Greatbatch, Inc. (a)	22,320	967,126
Haemonetics Corp. (a)(d)	65,465	2,388,163
Hansen Medical, Inc. (a)(d)	48,696	113,949
HeartWare International, Inc. (a)(d)	17,704	1,700,115
Hill-Rom Holdings, Inc.	58,209	2,202,046
Hologic, Inc. (a)(d)	312,892	6,814,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)(d)	17,344	$ 1,003,524
IDEXX Laboratories, Inc. (a)(d)	62,216	7,832,994
Insulet Corp. (a)(d)	65,054	3,084,210
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,148,811
Intuitive Surgical, Inc. (a)	43,523	19,360,336
Invacare Corp.	28,414	563,165
Kewaunee Scientific Corp.	1,376	22,374
LeMaitre Vascular, Inc.	3,845	31,491
Masimo Corp. (a)(d)	62,689	1,601,704
Medical Action Industries, Inc. (a)	18,788	137,528
Medtronic, Inc.	1,114,252	66,030,574
MELA Sciences, Inc. (a)(d)	40,114	28,280
Meridian Bioscience, Inc. (d)	44,602	930,398
Merit Medical Systems, Inc. (a)	38,544	581,629
Misonix, Inc. (a)	2,579	17,279
Natus Medical, Inc. (a)	24,629	618,188
Neogen Corp. (a)	37,855	1,639,879
NuVasive, Inc. (a)(d)	44,714	1,643,240
NxStage Medical, Inc. (a)	54,843	760,672
OraSure Technologies, Inc. (a)	46,551	323,064
Orthofix International NV (a)	16,427	365,008
PhotoMedex, Inc. (a)(d)	6,551	95,907
Quidel Corp. (a)(d)	35,813	1,003,480
ResMed, Inc. (d)	155,104	6,827,678
Retractable Technologies, Inc. (a)	5,248	18,893
Rockwell Medical Technologies, Inc. (a)(d)	40,985	520,100
RTI Biologics, Inc. (a)	29,474	110,822
Sirona Dental Systems, Inc. (a)(d)	67,791	4,776,554
St. Jude Medical, Inc.	324,571	21,850,120
Staar Surgical Co. (a)	22,695	321,361
Stereotaxis, Inc. (a)	3,270	16,219
Steris Corp.	82,536	3,809,036
Stryker Corp.	333,990	26,799,358
SurModics, Inc. (a)	19,525	486,173
Symmetry Medical, Inc. (a)	29,367	310,703
Synergetics U.S.A., Inc. (a)	3,622	12,532
Tandem Diabetes Care, Inc.	11,476	295,507
TearLab Corp. (a)(d)	17,390	139,990
Teleflex, Inc.	53,220	5,427,908
The Cooper Companies, Inc. (d)	58,635	7,517,593
The Spectranetics Corp. (a)	40,582	1,215,837
Thoratec Corp. (a)	57,172	2,123,368
Tornier NV (a)	21,770	417,984
Unilife Corp. (a)(d)	142,037	657,631
Uroplasty, Inc. (a)	1,597	6,580
Varian Medical Systems, Inc. (a)(d)	116,002	9,724,448
Vascular Solutions, Inc. (a)	2,125	55,293
Vermillion, Inc. (a)(d)	5,249	17,847
Volcano Corp. (a)(d)	51,974	1,115,362
West Pharmaceutical Services, Inc.	83,154	3,790,159
Wright Medical Group, Inc. (a)(d)	47,593	1,514,409

	Shares	Value
Zeltiq Aesthetics, Inc. (a)(d)	23,737	$ 450,766
Zimmer Holdings, Inc.	197,443	18,528,051
		502,260,307
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(d)	44,959	2,222,773
Accretive Health, Inc. (a)(d)	67,415	558,196
Aetna, Inc.	410,919	29,877,920
Air Methods Corp. (a)(d)	37,158	2,007,275
Alliance Healthcare Services, Inc. (a)	17,141	516,630
Almost Family, Inc. (a)	9,932	272,335
Amedisys, Inc. (a)(d)	30,453	516,483
AmerisourceBergen Corp.	242,456	16,450,640
AMN Healthcare Services, Inc. (a)	76,320	1,063,138
AmSurg Corp. (a)	32,040	1,405,274
Bio-Reference Laboratories, Inc. (a)(d)	31,917	806,223
BioScrip, Inc. (a)(d)	61,696	439,892
BioTelemetry, Inc. (a)	34,161	383,970
Brookdale Senior Living, Inc. (a)	136,171	4,567,175
Capital Senior Living Corp. (a)	26,619	676,655
Cardinal Health, Inc.	378,369	27,064,735
Centene Corp. (a)(d)	59,283	3,775,141
Chemed Corp. (d)	19,372	1,638,871
Chindex International, Inc. (a)	9,187	176,850
Cigna Corp.	313,010	24,912,466
Community Health Systems, Inc. (a)	133,147	5,526,932
Corvel Corp. (a)	17,696	814,193
Cross Country Healthcare, Inc. (a)	40,427	420,441
DaVita HealthCare Partners, Inc. (a)	194,861	13,392,797
Emeritus Corp. (a)	47,874	1,509,467
Envision Healthcare Holdings, Inc.	72,467	2,439,239
ExamWorks Group, Inc. (a)(d)	29,906	1,087,980
Express Scripts Holding Co. (a)	897,442	67,586,357
Five Star Quality Care, Inc. (a)	32,241	186,675
Gentiva Health Services, Inc. (a)	24,132	258,454
Hanger, Inc. (a)	33,622	1,191,900
HCA Holdings, Inc. (a)	345,647	17,697,126
Health Net, Inc. (a)	90,547	3,083,125
HealthSouth Corp. (d)	110,704	3,617,807
Healthways, Inc. (a)(d)	33,821	505,962
Henry Schein, Inc. (a)(d)	98,971	11,781,508
Hooper Holmes, Inc. (a)	6,267	3,510
Humana, Inc.	170,662	19,192,649
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,055,704
Kindred Healthcare, Inc.	69,839	1,512,713
Laboratory Corp. of America Holdings (a)(d)	96,901	9,064,120
Landauer, Inc.	14,935	723,750
LCA-Vision, Inc. (a)	27,238	148,175
LHC Group, Inc. (a)	12,810	301,804
LifePoint Hospitals, Inc. (a)(d)	49,772	2,700,131
Magellan Health Services, Inc. (a)	33,160	2,027,402
McKesson Corp.	255,109	45,167,048
MEDNAX, Inc. (a)(d)	110,274	6,706,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	24,412	$ 919,844
MWI Veterinary Supply, Inc. (a)(d)	16,104	2,623,664
National Healthcare Corp.	6,159	317,189
National Research Corp.:
Class A (a)	960	16,800
Class B (d)	3,356	134,408
NeoStem, Inc. (a)(d)	15,337	107,359
Omnicare, Inc.	126,227	7,434,770
Owens & Minor, Inc.	59,970	2,082,158
Patterson Companies, Inc. (d)	106,597	4,387,533
PDI, Inc. (a)	1,365	6,484
PharMerica Corp. (a)	29,176	703,142
Premier, Inc. (d)	38,595	1,291,003
Providence Service Corp. (a)	13,245	352,185
Quest Diagnostics, Inc. (d)	161,387	8,553,511
RadNet, Inc. (a)	27,076	52,527
Select Medical Holdings Corp.	68,408	766,854
Sharps Compliance Corp. (a)	5,184	24,883
Skilled Healthcare Group, Inc. (a)(d)	27,157	130,625
Surgical Care Affiliates, Inc.	14,337	436,132
Team Health Holdings, Inc. (a)(d)	79,380	3,573,688
Tenet Healthcare Corp. (a)	109,083	4,812,742
The Ensign Group, Inc.	18,939	749,984
Triple-S Management Corp. (a)	20,220	338,685
U.S. Physical Therapy, Inc.	11,240	372,943
UnitedHealth Group, Inc.	1,126,842	87,071,081
Universal American Spin Corp.	33,569	251,432
Universal Health Services, Inc. Class B	113,232	9,090,265
VCA Antech, Inc. (a)	87,077	2,696,775
Wellcare Health Plans, Inc. (a)	52,863	3,267,991
WellPoint, Inc.	330,284	29,920,428
		511,523,561
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	3,269,620
athenahealth, Inc. (a)(d)	41,563	8,057,819
Authentidate Holding Corp. (a)	816	857
Cerner Corp. (a)(d)	329,819	20,240,992
CollabRx, Inc. (a)	87	279
Computer Programs & Systems, Inc.	21,937	1,501,149
HealthStream, Inc. (a)(d)	34,016	980,341
HMS Holdings Corp. (a)(d)	102,544	2,098,050
MedAssets, Inc. (a)	61,276	1,488,394
Medidata Solutions, Inc. (a)(d)	52,930	3,392,813
Merge Healthcare, Inc. (a)(d)	37,852	95,009
Omnicell, Inc. (a)	38,848	1,118,045
Quality Systems, Inc.	52,869	923,093
Veeva Systems, Inc. Class A (d)	21,176	747,513
Vocera Communications, Inc. (a)(d)	14,570	247,981
		44,161,955

	Shares	Value
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	$ 361,770
Affymetrix, Inc. (a)(d)	55,779	430,614
Agilent Technologies, Inc.	366,572	20,868,944
Albany Molecular Research, Inc. (a)(d)	23,897	372,793
Apricus Biosciences, Inc. (a)(d)	18,211	42,523
BG Medicine, Inc. (a)(d)	3,134	4,074
Bio-Rad Laboratories, Inc. Class A (a)	24,617	3,193,317
Bruker BioSciences Corp. (a)	117,243	2,666,106
Cambrex Corp. (a)	26,613	534,123
Charles River Laboratories International, Inc. (a)	45,219	2,686,461
Covance, Inc. (a)(d)	69,154	7,161,588
Enzo Biochem, Inc. (a)	14,697	54,526
Fluidigm Corp. (a)	33,180	1,554,483
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	852,294
Harvard Bioscience, Inc. (a)	12,320	60,122
Illumina, Inc. (a)(d)	140,797	24,145,278
Luminex Corp. (a)	39,871	736,816
Mettler-Toledo International, Inc. (a)(d)	36,042	8,857,682
Nanostring Technologies, Inc.	6,707	126,762
NeoGenomics, Inc. (a)(d)	21,535	77,095
Pacific Biosciences of California, Inc. (a)	41,271	274,865
PAREXEL International Corp. (a)	64,767	3,469,568
PerkinElmer, Inc.	134,059	6,075,554
pSivida Corp. (a)(d)	25,265	110,661
Quintiles Transnational Holdings, Inc.	25,574	1,384,832
Sequenom, Inc. (a)(d)	91,772	217,500
Techne Corp.	39,549	3,513,533
Thermo Fisher Scientific, Inc.	445,114	55,434,498
Waters Corp. (a)	93,206	10,383,148
		155,651,530
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,788,172	91,035,837
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	196,390
Actavis PLC (a)	193,171	42,656,020
Acura Pharmaceuticals, Inc. (a)	2,885	5,712
Akorn, Inc. (a)(d)	79,308	2,047,733
Alexza Pharmaceuticals, Inc. (a)	13,886	76,095
Alimera Sciences, Inc. (a)(d)	3,741	25,102
Allergan, Inc.	335,503	42,608,881
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,262
ANI Pharmaceuticals, Inc. (a)	3,574	108,221
Aratana Therapeutics, Inc. (d)	7,153	167,166
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,508,195
AVANIR Pharmaceuticals Class A (a)	141,865	590,158
Biodel, Inc. (a)(d)	8,109	25,543
Biodelivery Sciences International, Inc. (a)(d)	15,298	143,342
Bristol-Myers Squibb Co.	1,848,869	99,413,686
Cadence Pharmaceuticals, Inc. (a)	96,716	1,353,057
Cempra, Inc. (a)	20,803	236,946
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	5,322	$ 36,349
Corcept Therapeutics, Inc. (a)(d)	36,105	118,424
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,142
DepoMed, Inc. (a)(d)	51,564	621,346
Durect Corp. (a)	121,504	168,891
Eli Lilly & Co.	1,106,346	65,949,285
Endo Health Solutions, Inc. (a)(d)	153,698	12,268,174
Endocyte, Inc. (a)(d)	47,373	623,902
Forest Laboratories, Inc. (a)	269,775	26,321,947
Hi-Tech Pharmacal Co., Inc. (a)	12,868	557,956
Horizon Pharma, Inc. (a)(d)	61,460	751,041
Hospira, Inc. (a)	214,554	9,285,897
Impax Laboratories, Inc. (a)	76,645	1,975,142
Jazz Pharmaceuticals PLC (a)	64,644	9,822,333
Johnson & Johnson	3,156,660	290,791,519
Lannett Co., Inc. (a)(d)	27,670	1,186,766
Mallinckrodt PLC (a)(d)	76,544	5,181,263
Merck & Co., Inc.	3,275,273	186,657,808
Mylan, Inc. (a)	432,560	24,037,359
Nektar Therapeutics (a)(d)	149,616	1,919,573
Ocera Therapeutics, Inc. (a)(d)	890	13,768
Omeros Corp. (a)(d)	38,961	520,519
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	3,326,295
Pain Therapeutics, Inc. (a)	34,536	195,128
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	32,858
Perrigo Co. PLC	148,774	24,464,397
Pfizer, Inc.	7,258,348	233,065,554
Pozen, Inc. (d)	23,223	184,855
Prestige Brands Holdings, Inc. (a)	52,110	1,484,614
Questcor Pharmaceuticals, Inc. (d)	62,679	3,807,749
Relypsa, Inc.	13,726	541,628
Repros Therapeutics, Inc. (a)(d)	21,711	424,450
Sagent Pharmaceuticals, Inc. (a)	25,120	531,539
Salix Pharmaceuticals Ltd. (a)(d)	73,563	7,938,919
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	214,425
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	357,984
Supernus Pharmaceuticals, Inc. (a)	9,151	91,876
The Medicines Company (a)(d)	85,688	2,617,768
TherapeuticsMD, Inc. (a)	93,850	644,750
Transcept Pharmaceuticals, Inc. (a)	2,494	8,305
Ventrus Biosciences, Inc. (a)	6,995	9,513
VIVUS, Inc. (a)(d)	111,051	669,638
XenoPort, Inc. (a)(d)	57,569	359,806
Zoetis, Inc. Class A	573,163	17,779,516
Zogenix, Inc. (a)	115,304	501,572
		1,220,478,889
TOTAL HEALTH CARE		3,116,256,118

	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.6%
AAR Corp.	45,448	$ 1,313,447
AeroVironment, Inc. (a)(d)	21,575	674,003
Alliant Techsystems, Inc.	36,077	4,862,819
American Science & Engineering, Inc.	13,204	868,163
API Technologies Corp. (a)	22,349	62,130
Ascent Solar Technologies, Inc. (a)(d)	33,082	24,113
Astronics Corp. (a)	14,668	981,289
Astrotech Corp. (a)(d)	8,707	23,335
BE Aerospace, Inc. (a)	108,614	9,150,730
Breeze Industrial Products Corp. (a)	1,281	12,298
CPI Aerostructures, Inc. (a)(d)	3,805	54,678
Cubic Corp.	23,380	1,215,760
Curtiss-Wright Corp.	58,485	3,986,338
DigitalGlobe, Inc. (a)	87,334	2,714,341
Ducommun, Inc. (a)	15,643	434,875
Engility Holdings, Inc. (a)(d)	14,341	598,450
Erickson Air-Crane, Inc. (a)(d)	6,239	134,326
Esterline Technologies Corp. (a)	36,596	3,941,389
Exelis, Inc.	193,690	3,957,087
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,666,398
General Dynamics Corp. (d)	385,838	42,264,695
HEICO Corp. (d)	25,580	1,590,820
HEICO Corp. Class A	45,413	2,086,273
Hexcel Corp. (a)	105,445	4,745,025
Honeywell International, Inc.	879,783	83,086,707
Huntington Ingalls Industries, Inc.	51,071	5,175,024
Innovative Solutions & Support, Inc. (a)(d)	21,878	172,617
KEYW Holding Corp. (a)(d)	30,869	564,903
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	350,454
L-3 Communications Holdings, Inc.	103,771	11,975,173
LMI Aerospace, Inc. (a)(d)	6,877	102,536
Lockheed Martin Corp.	301,222	48,888,331
Micronet Enertec Technologies, Inc. (a)	3,018	16,207
Moog, Inc. Class A (a)	52,323	3,240,363
National Presto Industries, Inc.	4,216	324,801
Northrop Grumman Corp.	254,273	30,774,661
Orbital Sciences Corp. (a)	63,924	1,816,720
Precision Castparts Corp.	163,555	42,177,563
Raytheon Co.	362,581	35,500,306
Rockwell Collins, Inc. (d)	149,774	12,362,346
SIFCO Industries, Inc.	891	23,612
Sparton Corp. (a)	3,920	127,008
Spirit AeroSystems Holdings, Inc. Class A (a)	123,657	3,565,031
Sypris Solutions, Inc.	16,848	47,343
Taser International, Inc. (a)(d)	58,908	1,132,801
Teledyne Technologies, Inc. (a)	43,609	4,272,810
Textron, Inc.	315,614	12,529,876
The Boeing Co.	774,186	99,808,059
TransDigm Group, Inc.	58,956	10,502,422
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc.	65,091	$ 4,243,933
United Technologies Corp.	942,267	110,264,084
		610,408,473
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	692,670
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,094,081
C.H. Robinson Worldwide, Inc.	169,940	8,813,088
Echo Global Logistics, Inc. (a)	11,731	186,758
Expeditors International of Washington, Inc.	229,912	9,083,823
FedEx Corp.	337,318	44,974,609
Forward Air Corp.	38,499	1,665,467
Hub Group, Inc. Class A (a)(d)	45,548	1,779,560
Pacer International, Inc. (a)	35,751	320,686
Park-Ohio Holdings Corp. (a)	6,346	334,053
Radiant Logistics, Inc. (a)	14,104	38,786
United Parcel Service, Inc. Class B	794,382	76,077,964
UTi Worldwide, Inc. (d)	106,552	1,048,472
XPO Logistics, Inc. (a)	37,140	1,167,682
		147,277,699
Airlines - 0.4%
Alaska Air Group, Inc.	74,312	6,438,392
Allegiant Travel Co.	24,598	2,441,597
American Airlines Group, Inc. (a)(d)	209,909	7,751,939
Delta Air Lines, Inc.	944,561	31,368,871
Hawaiian Holdings, Inc. (a)(d)	71,807	864,556
JetBlue Airways Corp. (a)(d)	285,846	2,524,020
Republic Airways Holdings, Inc. (a)	81,894	784,545
SkyWest, Inc.	63,299	803,897
Southwest Airlines Co.	753,609	16,910,986
Spirit Airlines, Inc. (a)	81,901	4,625,768
United Continental Holdings, Inc. (a)(d)	402,944	18,116,362
		92,630,933
Building Products - 0.3%
A.O. Smith Corp.	98,582	4,899,525
AAON, Inc. (d)	50,511	1,509,269
Allegion Plc	94,511	5,136,673
American Woodmark Corp. (a)	9,343	300,004
Apogee Enterprises, Inc.	33,247	1,138,045
Armstrong World Industries, Inc. (a)	49,085	2,694,276
Builders FirstSource, Inc. (a)	87,836	756,268
Fortune Brands Home & Security, Inc.	177,871	8,313,691
Gibraltar Industries, Inc. (a)	56,316	1,037,904
Griffon Corp.	38,833	481,529
Insteel Industries, Inc.	19,643	390,896
Lennox International, Inc.	51,841	4,763,151
Masco Corp.	405,986	9,479,773
Masonite International Corp. (a)	19,654	1,134,036
NCI Building Systems, Inc. (a)	22,930	391,186
Nortek, Inc. (a)	14,350	1,038,797

	Shares	Value
Owens Corning	130,235	$ 5,959,554
Patrick Industries, Inc. (a)	10,446	440,717
PGT, Inc. (a)	39,227	454,641
Ply Gem Holdings, Inc. (d)	16,220	207,778
Quanex Building Products Corp. (d)	44,676	868,501
Simpson Manufacturing Co. Ltd. (d)	50,637	1,790,018
Trex Co., Inc. (a)(d)	23,416	1,831,600
Universal Forest Products, Inc. (d)	26,737	1,490,053
USG Corp. (a)(d)	96,486	3,408,850
		59,916,735
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	53,056	1,497,771
ACCO Brands Corp. (a)(d)	120,265	711,969
Acorn Energy, Inc. (d)	16,876	57,378
ADT Corp. (d)	218,622	6,713,882
ARC Document Solutions, Inc. (a)	46,203	364,542
Casella Waste Systems, Inc. Class A (a)	64,851	347,601
CECO Environmental Corp. (d)	21,126	341,185
Cenveo, Inc. (a)(d)	104,135	353,018
Cintas Corp.	112,418	6,819,276
Clean Harbors, Inc. (a)(d)	65,972	3,117,837
Copart, Inc. (a)	124,595	4,538,996
Courier Corp.	17,378	286,216
Covanta Holding Corp.	154,806	2,786,508
Deluxe Corp. (d)	54,408	2,746,516
EnerNOC, Inc. (a)	25,460	552,227
Ennis, Inc.	21,290	336,382
Fuel Tech, Inc. (a)	51,934	331,858
G&K Services, Inc. Class A	20,257	1,268,696
Healthcare Services Group, Inc. (d)	92,468	2,490,163
Heritage-Crystal Clean, Inc. (a)(d)	7,679	138,990
Herman Miller, Inc.	61,359	1,729,097
HNI Corp.	49,416	1,756,739
Hudson Technologies, Inc. (a)(d)	5,394	16,883
Industrial Services of America, Inc. (a)(d)	1,620	5,881
InnerWorkings, Inc. (a)(d)	28,532	224,832
Interface, Inc.	56,426	1,086,765
Intersections, Inc.	12,865	78,862
Iron Mountain, Inc.	183,385	4,988,072
KAR Auction Services, Inc.	146,171	4,554,688
Kimball International, Inc. Class B	27,103	508,723
Knoll, Inc.	38,287	596,129
McGrath RentCorp.	21,172	685,338
Metalico, Inc. (a)	55,605	108,430
Mine Safety Appliances Co.	37,550	1,931,948
Mobile Mini, Inc.	51,612	2,323,056
Multi-Color Corp.	7,946	269,131
NL Industries, Inc.	6,707	75,320
Performant Financial Corp. (a)	31,038	245,511
Perma-Fix Environmental Services, Inc. (a)	6,937	24,141
Pitney Bowes, Inc.	221,034	5,625,315
Quad/Graphics, Inc.	28,077	628,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	225,027	$ 4,304,767
Republic Services, Inc.	307,369	10,484,357
Rollins, Inc.	104,837	3,130,433
Schawk, Inc. Class A	4,209	58,842
SP Plus Corp. (a)(d)	13,389	351,461
Standard Register Co. (a)	3,970	43,511
Steelcase, Inc. Class A	74,937	1,114,313
Stericycle, Inc. (a)	95,694	10,909,116
Swisher Hygiene, Inc. (Canada) (a)	177,418	86,935
Team, Inc. (a)(d)	18,138	784,287
Tetra Tech, Inc. (a)	66,137	1,910,037
The Brink's Co.	51,214	1,557,418
TRC Companies, Inc. (a)	13,255	91,460
Tyco International Ltd.	530,926	22,394,459
U.S. Ecology, Inc.	25,366	911,400
UniFirst Corp.	16,509	1,810,872
United Stationers, Inc.	42,632	1,817,402
Viad Corp.	19,833	476,984
Virco Manufacturing Co. (a)	2,682	7,027
Waste Connections, Inc.	164,872	7,134,011
Waste Management, Inc.	506,566	21,022,489
West Corp. (d)	20,707	520,160
		154,185,695
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	3,200,356
Aegion Corp. (a)(d)	40,317	933,339
Ameresco, Inc. Class A (a)	38,199	391,922
Argan, Inc.	7,465	213,424
Chicago Bridge & Iron Co. NV (d)	123,066	10,360,927
Comfort Systems U.S.A., Inc.	43,738	718,615
Dycom Industries, Inc. (a)	36,171	1,044,980
EMCOR Group, Inc.	78,469	3,670,780
Fluor Corp.	170,796	13,269,141
Foster Wheeler AG (d)	112,721	3,620,599
Furmanite Corp. (a)	40,654	481,343
Goldfield Corp.	41,171	95,928
Granite Construction, Inc. (d)	41,521	1,526,312
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	462,337
Integrated Electrical Services, Inc. (a)	13,442	73,528
Jacobs Engineering Group, Inc. (a)	160,940	9,761,011
KBR, Inc.	162,921	4,499,878
Layne Christensen Co. (a)(d)	24,456	434,339
MasTec, Inc. (a)(d)	84,984	3,479,245
MYR Group, Inc. (a)	25,270	588,033
Northwest Pipe Co. (a)	12,188	432,065
Orion Marine Group, Inc. (a)	21,656	244,496
Pike Corp. (a)	29,417	305,348
Primoris Services Corp.	35,637	1,114,369
Quanta Services, Inc. (a)	244,181	8,597,613
Sterling Construction Co., Inc. (a)	31,847	301,591

	Shares	Value
Tutor Perini Corp. (a)	46,969	$ 1,157,786
UniTek Global Services, Inc. (a)	18,062	28,899
URS Corp.	82,388	3,831,042
		74,839,246
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	35,673
Acuity Brands, Inc.	52,894	7,460,699
Allied Motion Technologies, Inc.	4,209	48,319
Altair Nanotechnologies, Inc. (a)(d)	10,605	57,373
American Superconductor Corp. (a)(d)	126,771	234,526
AMETEK, Inc.	270,508	14,401,846
AZZ, Inc. (d)	24,628	1,092,744
Babcock & Wilcox Co. (d)	118,199	3,895,839
Brady Corp. Class A	52,937	1,416,065
Broadwind Energy, Inc. (a)	15,938	153,802
Capstone Turbine Corp. (a)(d)	814,128	1,457,289
Eaton Corp. PLC	526,249	39,316,063
Emerson Electric Co.	776,096	50,648,025
Encore Wire Corp.	23,059	1,205,755
EnerSys	48,550	3,448,992
Enphase Energy, Inc. (a)(d)	22,269	179,711
Espey Manufacturing & Electronics Corp.	2,015	58,052
Franklin Electric Co., Inc.	44,071	1,921,055
FuelCell Energy, Inc. (a)(d)	246,058	479,813
Generac Holdings, Inc. (d)	81,773	4,658,608
General Cable Corp. (d)	55,434	1,706,259
Global Power Equipment Group, Inc.	10,454	191,517
GrafTech International Ltd. (a)(d)	132,891	1,289,043
Hubbell, Inc. Class B	60,658	7,251,057
II-VI, Inc. (a)	56,117	919,758
LSI Industries, Inc.	24,011	199,051
MagneTek, Inc. (a)	2,664	64,362
Ocean Power Technologies, Inc. (a)(d)	11,040	44,822
Plug Power, Inc. (a)(d)	108,624	507,274
Polypore International, Inc. (a)(d)	50,063	1,732,680
Powell Industries, Inc.	7,721	526,032
Power Solutions International, Inc. (a)(d)	3,494	258,905
PowerSecure International, Inc. (a)(d)	20,869	474,352
Preformed Line Products Co.	1,961	121,778
Real Goods Solar, Inc. Class A (a)(d)	22,046	83,995
Regal-Beloit Corp.	57,797	4,259,061
Revolution Lighting Technologies, Inc. (a)(d)	38,693	122,270
Rockwell Automation, Inc.	151,793	18,646,252
Roper Industries, Inc.	118,631	16,088,736
Sensata Technologies Holding BV (a)	179,473	7,293,783
SL Industries, Inc. (a)	3,648	96,672
SolarCity Corp. (a)(d)	54,174	4,602,623
Thermon Group Holdings, Inc. (a)(d)	33,050	802,785
Ultralife Corp. (a)	13,410	50,690
Vicor Corp. (a)	10,982	118,276
		199,622,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.9%
3M Co.	714,842	$ 96,310,663
Carlisle Companies, Inc.	71,430	5,665,828
Danaher Corp.	685,221	52,412,554
General Electric Co.	11,343,330	288,914,615
Raven Industries, Inc.	39,990	1,462,434
		444,766,094
Machinery - 2.2%
Accuride Corp. (a)(d)	79,004	348,408
Actuant Corp. Class A	71,032	2,490,382
Adept Technology, Inc. (a)	17,085	287,711
AGCO Corp.	95,174	4,994,732
Alamo Group, Inc.	17,898	941,077
Albany International Corp. Class A	47,080	1,698,646
Altra Industrial Motion Corp.	25,498	902,629
American Railcar Industries, Inc.	11,797	816,942
Ampco-Pittsburgh Corp.	10,414	212,966
Astec Industries, Inc. (d)	19,808	796,678
Barnes Group, Inc.	47,337	1,820,108
Blount International, Inc. (a)	50,491	618,515
Briggs & Stratton Corp.	42,488	967,877
Caterpillar, Inc. (d)	709,570	68,807,003
Chart Industries, Inc. (a)(d)	32,250	2,694,810
CIRCOR International, Inc.	19,714	1,410,734
CLARCOR, Inc.	59,963	3,473,657
Colfax Corp. (a)	110,540	7,862,710
Columbus McKinnon Corp. (NY Shares) (a)	26,972	686,707
Commercial Vehicle Group, Inc. (a)	77,079	687,545
Crane Co.	52,315	3,736,337
Cummins, Inc.	194,981	28,451,628
Deere & Co.	423,519	36,392,988
Donaldson Co., Inc.	164,610	7,051,892
Douglas Dynamics, Inc. (d)	29,195	472,375
Dover Corp.	187,794	17,708,974
Dynamic Materials Corp.	17,783	369,175
Eastern Co.	2,354	37,452
Energy Recovery, Inc. (a)(d)	81,715	366,083
EnPro Industries, Inc. (a)(d)	22,235	1,592,693
ESCO Technologies, Inc.	28,907	1,036,027
ExOne Co. (d)	13,829	640,283
Federal Signal Corp. (a)	80,990	1,040,722
Flowserve Corp.	155,118	12,597,133
FreightCar America, Inc.	19,411	496,145
Gencor Industries, Inc. (a)	1,849	19,895
Global Brass & Copper Holdings, Inc.	9,550	161,682
Gorman-Rupp Co.	17,750	559,125
Graco, Inc.	71,760	5,599,433
Graham Corp.	12,124	421,551
Greenbrier Companies, Inc. (a)(d)	21,771	915,906
Hardinge, Inc.	14,874	219,392

	Shares	Value
Harsco Corp.	94,707	$ 2,379,040
Hurco Companies, Inc.	3,319	83,008
Hyster-Yale Materials Handling Class A	12,438	1,255,492
IDEX Corp.	88,258	6,625,528
Illinois Tool Works, Inc.	441,791	36,447,758
Ingersoll-Rand PLC	297,503	18,189,333
ITT Corp.	114,023	5,005,610
John Bean Technologies Corp.	23,559	710,539
Joy Global, Inc. (d)	114,975	6,323,625
Kadant, Inc.	18,429	739,924
Kennametal, Inc.	99,076	4,333,584
L.B. Foster Co. Class A	10,636	494,468
Lincoln Electric Holdings, Inc.	88,988	6,671,430
Lindsay Corp. (d)	16,477	1,398,238
Lydall, Inc. (a)	11,611	235,239
Manitex International, Inc. (a)(d)	11,053	165,684
Manitowoc Co., Inc. (d)	166,345	5,146,714
Meritor, Inc. (a)	118,384	1,469,145
Middleby Corp. (a)(d)	20,717	6,143,834
Miller Industries, Inc.	16,197	292,356
Mueller Industries, Inc.	29,480	1,841,910
Mueller Water Products, Inc. Class A	162,577	1,568,868
Navistar International Corp. (a)(d)	79,012	2,962,950
NN, Inc.	12,121	233,814
Nordson Corp.	68,102	4,982,342
Omega Flex, Inc.	258	5,766
Oshkosh Truck Corp.	95,506	5,523,112
PACCAR, Inc.	408,900	26,921,976
Pall Corp.	118,435	10,185,410
Parker Hannifin Corp.	164,290	19,805,160
Pentair Ltd.	221,668	17,912,991
PMFG, Inc. (a)(d)	15,367	100,500
Proto Labs, Inc. (a)(d)	23,655	1,842,725
RBC Bearings, Inc. (a)	25,318	1,626,682
Rexnord Corp. (a)	39,840	1,194,802
Snap-On, Inc.	66,115	7,416,120
SPX Corp.	46,613	5,019,288
Standex International Corp.	10,804	597,569
Stanley Black & Decker, Inc.	173,666	14,421,225
Sun Hydraulics Corp. (d)	22,598	955,895
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	232,963
Tennant Co.	17,192	1,053,182
Terex Corp.	120,683	5,374,014
Timken Co.	84,686	5,111,647
Titan International, Inc. (d)	48,022	910,497
Toro Co.	67,215	4,451,649
TriMas Corp. (a)	46,817	1,573,519
Trinity Industries, Inc.	83,300	5,981,773
Twin Disc, Inc.	8,286	205,244
Valmont Industries, Inc. (d)	30,830	4,489,773
Wabash National Corp. (a)(d)	74,589	1,007,697
WABCO Holdings, Inc. (a)	75,595	7,744,708
Wabtec Corp.	121,942	9,678,537
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	38,674	$ 2,383,092
Woodward, Inc.	78,842	3,436,723
Xerium Technologies, Inc. (a)	6,895	108,596
Xylem, Inc.	206,552	8,127,821
		513,507,817
Marine - 0.0%
Baltic Trading Ltd.	21,117	144,651
Eagle Bulk Shipping, Inc. (a)(d)	34,302	162,591
Genco Shipping & Trading Ltd. (a)(d)	76,288	125,112
International Shipholding Corp.	10,420	317,393
Kirby Corp. (a)	63,347	6,626,730
Matson, Inc.	37,893	913,979
		8,290,456
Professional Services - 0.4%
Acacia Research Corp. (d)	48,838	748,687
Advisory Board Co. (a)(d)	38,842	2,488,995
Barrett Business Services, Inc.	6,681	467,670
CBIZ, Inc. (a)(d)	37,390	341,371
CDI Corp.	9,649	176,287
Corporate Executive Board Co.	37,937	2,836,929
CRA International, Inc. (a)	15,589	364,315
CTPartners Executive Search, Inc. (a)	859	6,013
Dun & Bradstreet Corp.	40,399	4,007,985
Equifax, Inc.	155,277	10,878,707
Exponent, Inc.	15,525	1,106,001
Franklin Covey Co. (a)	5,338	111,831
FTI Consulting, Inc. (a)(d)	68,234	1,991,750
GP Strategies Corp. (a)	13,487	392,741
Heidrick & Struggles International, Inc.	22,259	409,343
Hill International, Inc. (a)	13,945	62,753
Hudson Global, Inc. (a)	13,947	49,930
Huron Consulting Group, Inc. (a)	28,844	1,908,607
ICF International, Inc. (a)	17,107	691,465
IHS, Inc. Class A (a)	75,073	8,999,751
Insperity, Inc.	20,805	607,298
Kelly Services, Inc. Class A (non-vtg.)	19,294	485,437
Kforce, Inc.	25,995	569,550
Korn/Ferry International (a)	56,905	1,444,818
Manpower, Inc.	81,876	6,399,428
Mastech Holdings, Inc.	373	5,091
MISTRAS Group, Inc. (a)	12,788	281,848
Navigant Consulting, Inc. (a)	41,733	727,406
Nielsen Holdings B.V.	285,021	13,492,894
Odyssey Marine Exploration, Inc. (a)(d)	46,227	101,237
On Assignment, Inc. (a)	52,146	1,793,822
Pendrell Corp. (a)	150,288	228,438
RCM Technologies, Inc. (a)	9,908	68,464
Resources Connection, Inc.	43,312	593,374
Robert Half International, Inc.	170,458	6,978,551
RPX Corp. (a)	42,529	681,315

	Shares	Value
Spherix, Inc. (a)	11	$ 51
Towers Watson & Co.	75,492	8,236,177
TrueBlue, Inc. (a)	38,883	1,107,388
Verisk Analytics, Inc. (a)	175,777	11,199,632
VSE Corp.	1,834	88,582
WageWorks, Inc. (a)	36,355	2,150,398
		95,282,330
Road & Rail - 1.0%
AMERCO	7,919	1,844,652
Arkansas Best Corp.	25,682	854,183
Avis Budget Group, Inc. (a)(d)	135,454	6,364,983
Celadon Group, Inc.	62,978	1,429,601
Con-way, Inc. (d)	72,845	2,778,308
Covenant Transport Group, Inc. Class A (a)	9,633	95,945
CSX Corp.	1,133,651	31,413,469
Genesee & Wyoming, Inc. Class A (a)	61,185	6,052,420
Heartland Express, Inc. (d)	52,772	1,075,493
Hertz Global Holdings, Inc. (a)	494,988	13,864,614
J.B. Hunt Transport Services, Inc.	118,822	8,539,737
Kansas City Southern	125,208	11,759,535
Knight Transportation, Inc. (d)	54,848	1,178,135
Landstar System, Inc. (d)	49,655	2,865,590
Marten Transport Ltd.	31,198	608,049
Norfolk Southern Corp.	346,466	31,843,690
Old Dominion Freight Lines, Inc. (a)	69,360	3,692,726
Patriot Transportation Holding, Inc. (a)	1,312	46,773
Providence & Worcester Railroad Co.	4,631	82,432
Quality Distribution, Inc. (a)	25,189	322,923
Roadrunner Transportation Systems, Inc. (a)	23,847	560,643
Ryder System, Inc.	50,983	3,840,040
Saia, Inc. (a)	26,740	923,600
Swift Transporation Co. (a)(d)	119,320	2,906,635
U.S.A. Truck, Inc. (a)	1,841	28,296
Union Pacific Corp.	514,413	92,789,817
Universal Truckload Services, Inc.	6,117	159,042
Werner Enterprises, Inc. (d)	41,229	1,065,770
YRC Worldwide, Inc. (a)(d)	9,461	247,878
		229,234,979
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	594,535
AeroCentury Corp. (a)(d)	688	11,703
Air Lease Corp. Class A	121,471	4,488,353
Aircastle Ltd.	65,692	1,294,132
Applied Industrial Technologies, Inc.	52,950	2,702,039
Beacon Roofing Supply, Inc. (a)(d)	65,628	2,480,082
BlueLinx Corp. (a)(d)	23,385	34,142
CAI International, Inc. (a)(d)	15,310	372,645
DXP Enterprises, Inc. (a)	10,800	1,099,008
Essex Rental Corp. (a)	16,688	52,567
Fastenal Co. (d)	297,869	14,056,438
GATX Corp.	53,842	3,493,807
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. (a)	32,737	$ 1,071,155
HD Supply Holdings, Inc. (a)(d)	66,187	1,540,171
Houston Wire & Cable Co.	15,647	217,650
Kaman Corp.	26,535	1,053,970
Lawson Products, Inc. (a)	4,764	70,174
MRC Global, Inc. (a)	114,871	2,954,482
MSC Industrial Direct Co., Inc. Class A (d)	57,280	4,944,982
Rush Enterprises, Inc. Class A (a)(d)	31,753	908,136
TAL International Group, Inc.	30,588	1,355,048
Textainer Group Holdings Ltd. (d)	14,461	527,393
Titan Machinery, Inc. (a)(d)	17,235	272,658
United Rentals, Inc. (a)(d)	99,613	8,799,812
W.W. Grainger, Inc.	68,361	17,433,422
Watsco, Inc.	30,156	2,966,747
WESCO International, Inc. (a)(d)	60,754	5,237,602
Willis Lease Finance Corp. (a)	2,006	35,907
		80,068,760
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	858,794
TOTAL INDUSTRIALS		2,710,890,293
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,545,276
Alliance Fiber Optic Products, Inc. (d)	19,146	230,518
Ambient Corp. (a)	1,932	3,651
Arris Group, Inc. (a)(d)	139,734	4,010,366
Aruba Networks, Inc. (a)(d)	133,375	2,735,521
Aviat Networks, Inc. (a)	66,605	129,880
Bel Fuse, Inc. Class B (non-vtg.)	7,032	133,608
Black Box Corp.	16,753	445,630
Blonder Tongue Laboratories, Inc. (a)	3,352	3,386
Brocade Communications Systems, Inc. (a)	517,605	4,953,480
CalAmp Corp. (a)(d)	30,277	970,075
Calix Networks, Inc. (a)	25,252	200,753
Ciena Corp. (a)(d)	106,654	2,620,489
Cisco Systems, Inc.	6,002,230	130,848,614
Clearfield, Inc. (a)	10,596	247,946
CommScope Holding Co., Inc. (d)	65,332	1,580,381
Communications Systems, Inc.	4,311	58,069
Comtech Telecommunications Corp.	22,438	718,240
Digi International, Inc. (a)	21,456	204,905
EchoStar Holding Corp. Class A (a)	42,704	2,127,513
EMCORE Corp. (a)(d)	29,659	144,736
Emulex Corp. (a)	91,750	667,940
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	576,197

	Shares	Value
F5 Networks, Inc. (a)	85,953	$ 9,655,960
Finisar Corp. (a)(d)	110,449	2,617,641
Harmonic, Inc. (a)	107,478	697,532
Harris Corp.	115,971	8,560,979
Infinera Corp. (a)(d)	140,398	1,168,111
InterDigital, Inc.	54,293	1,655,937
Interphase Corp. (a)	10,718	51,339
Ixia (a)	83,745	1,035,088
JDS Uniphase Corp. (a)	268,467	3,699,475
Juniper Networks, Inc. (a)	570,419	15,253,004
KVH Industries, Inc. (a)	23,641	305,678
Lantronix, Inc. (a)	71	181
Meru Networks, Inc. (a)(d)	20,865	88,050
Motorola Solutions, Inc.	252,045	16,685,379
NETGEAR, Inc. (a)(d)	37,791	1,291,696
Novatel Wireless, Inc. (a)	27,517	66,316
NumereX Corp. Class A (a)	2,670	39,623
Oclaro, Inc. (a)	126,427	356,524
Oplink Communications, Inc. (a)	15,273	267,583
Optical Cable Corp.	564	2,194
Palo Alto Networks, Inc. (a)	52,358	3,725,272
Parkervision, Inc. (a)(d)	100,275	501,375
PC-Tel, Inc.	2,259	19,653
Plantronics, Inc.	53,885	2,391,416
Polycom, Inc. (a)(d)	189,613	2,533,230
Procera Networks, Inc. (a)(d)	21,122	232,976
QUALCOMM, Inc.	1,892,307	142,471,794
Relm Wireless Corp. (a)	9,436	29,723
Riverbed Technology, Inc. (a)(d)	188,588	4,201,741
Ruckus Wireless, Inc. (a)	70,783	990,962
ShoreTel, Inc. (a)	56,073	492,882
Sonus Networks, Inc. (a)	287,303	1,071,640
Tessco Technologies, Inc.	4,838	184,231
Ubiquiti Networks, Inc. (a)(d)	20,342	1,005,098
ViaSat, Inc. (a)(d)	47,347	3,158,518
Westell Technologies, Inc. Class A (a)	20,974	86,623
Zhone Technologies, Inc. (a)(d)	5,862	22,803
Zoom Technologies, Inc. (a)	3,134	14,385
		381,789,786
Computers & Peripherals - 3.2%
3D Systems Corp. (a)(d)	106,440	8,085,182
Apple, Inc.	1,010,277	531,648,119
Astro-Med, Inc.	4,606	63,655
Concurrent Computer Corp.	6,675	55,136
Cray, Inc. (a)(d)	45,237	1,569,272
Crossroads Systems, Inc. (a)(d)	9,071	20,591
Dataram Corp. (a)	556	1,518
Diebold, Inc.	89,599	3,350,107
Dot Hill Systems Corp. (a)	109,713	584,770
Electronics for Imaging, Inc. (a)	55,580	2,478,868
EMC Corp. (d)	2,290,422	60,398,428
Fusion-io, Inc. (a)(d)	99,991	1,096,901
Hewlett-Packard Co.	2,158,308	64,490,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	41,790	$ 152,116
Imation Corp. (a)	19,750	126,400
Immersion Corp. (a)	59,681	713,188
Intevac, Inc. (a)	17,689	133,198
Lexmark International, Inc. Class A	71,862	3,028,265
NCR Corp. (a)	203,607	6,932,818
NetApp, Inc.	387,745	15,668,775
Overland Storage, Inc. (a)	5,087	5,290
QLogic Corp. (a)	107,276	1,225,092
Quantum Corp. (a)(d)	267,446	312,912
Qumu Corp. (a)	6,017	95,069
SanDisk Corp.	251,675	18,699,453
Scan-Optics, Inc. (a)	300	0
Seagate Technology	368,699	19,242,401
Silicon Graphics International Corp. (a)(d)	32,579	401,047
Super Micro Computer, Inc. (a)	48,860	986,483
Transact Technologies, Inc.	3,411	39,568
U.S.A. Technologies, Inc. (a)(d)	38,549	80,953
Video Display Corp. (a)	2,957	11,296
Western Digital Corp.	235,126	20,453,611
Xplore Technologies Corp. (a)	2,067	12,381
		762,163,106
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,990
Aeroflex Holding Corp. (a)	11,165	89,208
Agilysys, Inc. (a)	38,149	553,923
Amphenol Corp. Class A	175,748	15,469,339
Anixter International, Inc.	27,054	2,893,425
Arrow Electronics, Inc. (a)	128,186	7,259,173
Audience, Inc. (a)	9,607	112,594
Avnet, Inc.	154,170	6,711,020
AVX Corp.	71,883	922,259
Badger Meter, Inc.	35,716	1,961,523
Belden, Inc.	50,406	3,635,785
Benchmark Electronics, Inc. (a)	50,023	1,192,548
CDW Corp.	67,267	1,760,377
Checkpoint Systems, Inc. (a)	41,082	601,851
ClearSign Combustion Corp. (a)(d)	7,019	65,628
Cognex Corp. (a)	109,040	4,106,446
Coherent, Inc. (a)	23,544	1,604,524
Control4 Corp. (d)	4,856	101,539
Corning, Inc.	1,625,355	31,320,591
CTS Corp.	23,806	486,119
Daktronics, Inc.	32,196	456,217
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,227,863
DTS, Inc. (a)(d)	19,732	400,757
Echelon Corp. (a)	32,190	96,570
Electro Rent Corp.	12,184	221,383
Electro Scientific Industries, Inc.	21,640	204,065
eMagin Corp. (a)	5,084	13,523

	Shares	Value
Fabrinet (a)	24,522	$ 476,217
FARO Technologies, Inc. (a)	18,648	1,073,006
FEI Co.	46,062	4,728,264
FLIR Systems, Inc.	171,079	5,840,637
Frequency Electronics, Inc. (a)	430	4,945
Giga-Tronics, Inc. (a)	2,579	3,585
GSI Group, Inc. (a)	5,175	64,946
I. D. Systems Inc. (a)	6,071	36,365
Identive Group, Inc. (a)	106,182	92,378
IEC Electronics Corp. (a)	86	372
Ingram Micro, Inc. Class A (a)	191,225	5,631,576
Insight Enterprises, Inc. (a)	39,665	911,502
Intelli-Check, Inc. (a)	4,366	3,308
InvenSense, Inc. (a)(d)	57,254	1,153,668
IPG Photonics Corp. (a)(d)	46,113	3,309,530
Iteris, Inc. (a)	1,032	2,291
Itron, Inc. (a)(d)	38,500	1,347,500
Jabil Circuit, Inc.	217,842	4,032,255
KEMET Corp. (a)	34,374	195,244
KEY Tronic Corp. (a)	6,483	67,099
LightPath Technologies, Inc. Class A (a)	376	617
Littelfuse, Inc.	24,950	2,354,532
LoJack Corp. (a)	24,621	149,696
LRAD Corp. (a)	56,581	123,912
Maxwell Technologies, Inc. (a)(d)	38,769	396,219
Measurement Specialties, Inc. (a)	15,282	932,202
Mercury Systems, Inc. (a)(d)	23,393	259,662
Mesa Laboratories, Inc.	2,184	190,882
Methode Electronics, Inc. Class A	42,247	1,432,173
MicroVision, Inc. (a)	33,140	67,274
MOCON, Inc.	2,209	37,089
MTS Systems Corp.	16,730	1,187,161
Multi-Fineline Electronix, Inc. (a)	10,240	149,197
National Instruments Corp.	115,875	3,356,899
Neonode, Inc. (a)(d)	33,197	239,682
NetList, Inc. (a)(d)	104,599	200,307
Newport Corp. (a)	41,609	861,306
OSI Systems, Inc. (a)	22,707	1,395,799
Park Electrochemical Corp.	16,314	464,786
PC Connection, Inc.	12,636	255,879
PC Mall, Inc. (a)	4,077	39,588
Planar Systems, Inc. (a)	2,277	5,283
Plexus Corp. (a)	33,577	1,381,694
Pulse Electronics Corp. (a)	5,013	20,052
RadiSys Corp. (a)	9,220	38,263
RealD, Inc. (a)(d)	37,860	418,353
Research Frontiers, Inc. (a)(d)	16,855	101,299
RF Industries Ltd.	5,778	38,366
Richardson Electronics Ltd.	23,707	260,540
Rofin-Sinar Technologies, Inc. (a)	22,270	522,677
Rogers Corp. (a)	16,870	1,091,489
Sanmina Corp. (a)	78,959	1,339,145
ScanSource, Inc. (a)	24,927	978,634
Speed Commerce, Inc. (a)(d)	43,920	172,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	30,841	$ 1,834,423
TE Connectivity Ltd.	462,365	27,085,342
Tech Data Corp. (a)	39,838	2,294,669
Trimble Navigation Ltd. (a)(d)	301,758	11,512,068
TTM Technologies, Inc. (a)	53,211	446,972
Uni-Pixel, Inc. (a)(d)	12,876	126,957
Universal Display Corp. (a)(d)	48,773	1,684,619
Viasystems Group, Inc. (a)	4,710	61,042
Vishay Intertechnology, Inc.	163,262	2,308,525
Vishay Precision Group, Inc. (a)	9,596	164,379
Wayside Technology Group, Inc.	1,232	17,420
Wireless Telecom Group, Inc. (a)	11,200	40,320
Zebra Technologies Corp. Class A (a)	57,315	3,954,162
Zygo Corp. (a)	11,158	168,597
		185,608,246
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	208,821	12,765,228
Angie's List, Inc. (a)(d)	39,732	552,672
AOL, Inc. (a)(d)	89,529	3,919,580
Autobytel, Inc. (a)	1,148	18,092
Bankrate, Inc. (a)(d)	42,017	845,802
Bazaarvoice, Inc. (a)(d)	31,078	210,087
Benefitfocus, Inc.	9,816	635,880
Blucora, Inc. (a)(d)	40,993	788,705
Brightcove, Inc. (a)	25,472	247,078
BroadVision, Inc. (a)	490	6,326
Carbonite, Inc. (a)	9,443	95,941
ChannelAdvisor Corp. (a)	9,463	429,431
comScore, Inc. (a)	35,536	1,123,648
Constant Contact, Inc. (a)	30,835	850,121
Conversant, Inc. (a)(d)	68,992	1,715,141
Cornerstone OnDemand, Inc. (a)(d)	56,736	3,312,248
CoStar Group, Inc. (a)	32,267	6,486,958
Crexendo, Inc. (a)	6,585	20,677
Cvent, Inc.	5,589	219,536
Daegis, Inc. (a)	3,645	4,301
Dealertrack Technologies (a)(d)	45,834	2,478,244
Demand Media, Inc. (a)(d)	42,676	206,979
Demandware, Inc. (a)	37,767	2,836,679
Dice Holdings, Inc. (a)(d)	50,678	372,990
Digital River, Inc. (a)	35,934	638,547
E2open, Inc. (a)(d)	9,328	259,225
Earthlink Holdings Corp.	136,356	534,516
eBay, Inc. (a)	1,308,058	76,874,569
eGain Communications Corp. (a)(d)	8,558	71,716
Endurance International Group Holdings, Inc.	22,941	346,180
Envestnet, Inc. (a)	31,274	1,308,504
Equinix, Inc. (a)(d)	57,542	10,930,678
Facebook, Inc. Class A (a)	1,846,553	126,415,018
Global Eagle Entertainment, Inc. (a)(d)	63,441	1,115,293

	Shares	Value
GlowPoint, Inc. (a)	18,770	$ 24,776
Gogo, Inc. (d)	13,710	285,854
Google, Inc. Class A (a)	314,888	382,793,597
IAC/InterActiveCorp	87,877	6,813,104
Internap Network Services Corp. (a)	49,823	379,651
IntraLinks Holdings, Inc. (a)	36,458	423,277
Inuvo, Inc. (a)	9,640	11,954
iPass, Inc. (a)	33,662	52,176
j2 Global, Inc.	55,909	2,873,723
Limelight Networks, Inc. (a)	33,081	71,455
LinkedIn Corp. (a)(d)	109,767	22,396,859
Liquidity Services, Inc. (a)(d)	37,923	971,587
LivePerson, Inc. (a)(d)	55,381	724,383
Local Corp. (a)	28,399	45,154
LogMeIn, Inc. (a)	22,955	960,667
Marchex, Inc. Class B	28,685	339,630
Marin Software, Inc. (d)	7,083	81,100
Marketo, Inc.	21,521	882,361
Mediabistro, Inc. (a)	147	340
MeetMe, Inc. (a)(d)	18,724	49,806
Millennial Media, Inc. (a)(d)	34,415	207,867
Monster Worldwide, Inc. (a)	97,552	777,489
Move, Inc. (a)	35,516	458,512
NIC, Inc.	78,994	1,535,643
OpenTable, Inc. (a)(d)	23,366	1,862,037
Pandora Media, Inc. (a)	184,344	6,898,152
Perficient, Inc. (a)	34,438	702,880
QuinStreet, Inc. (a)	17,620	116,116
Rackspace Hosting, Inc. (a)(d)	132,627	4,876,695
RealNetworks, Inc. (a)	28,670	215,312
Rocket Fuel, Inc.	8,626	483,574
SciQuest, Inc. (a)(d)	19,825	585,234
Selectica, Inc. (a)	552	3,853
Shutterstock, Inc. (a)(d)	10,696	1,062,968
Spark Networks, Inc. (a)(d)	16,620	100,052
SPS Commerce, Inc. (a)	19,140	1,297,692
Stamps.com, Inc. (a)	12,471	438,730
Support.com, Inc. (a)	117,655	295,314
Synacor, Inc. (a)	20,037	52,697
TechTarget, Inc. (a)	1,217	8,434
Textura Corp. (d)	17,853	480,424
TheStreet.com, Inc.	3,696	10,792
Travelzoo, Inc. (a)	5,383	127,146
Tremor Video, Inc. (d)	9,207	39,958
Trulia, Inc. (a)(d)	42,135	1,262,365
Twitter, Inc. (d)	80,705	4,431,512
United Online, Inc.	10,283	115,272
Unwired Planet, Inc.	100,320	148,474
VeriSign, Inc. (a)(d)	144,977	7,989,682
Vocus, Inc. (a)(d)	23,379	312,110
Web.com Group, Inc. (a)(d)	64,573	2,353,686
WebMD Health Corp. (a)(d)	44,803	1,989,701
XO Group, Inc. (a)	29,832	356,194
Xoom Corp.	19,461	545,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	1,058,836	$ 40,945,188
Yelp, Inc. (a)(d)	60,050	5,669,921
YuMe, Inc. (d)	6,211	39,688
Zillow, Inc. (a)(d)	23,405	1,956,658
Zix Corp. (a)	43,773	197,854
		769,769,412
IT Services - 3.4%
Accenture PLC Class A	713,976	59,509,900
Acxiom Corp. (a)	91,117	3,392,286
Alliance Data Systems Corp. (a)(d)	50,917	14,516,946
Amdocs Ltd.	195,710	8,705,181
Automatic Data Processing, Inc.	560,035	43,559,522
Blackhawk Network Holdings, Inc. (d)	10,875	269,483
Booz Allen Hamilton Holding Corp. Class A	80,553	1,694,030
Broadridge Financial Solutions, Inc.	126,853	4,789,969
CACI International, Inc. Class A (a)(d)	20,462	1,613,019
Cardtronics, Inc. (a)	44,777	1,814,364
Cass Information Systems, Inc.	3,955	205,660
Ciber, Inc. (a)	53,912	257,699
Cognizant Technology Solutions Corp. Class A (a)	339,084	35,285,081
Computer Sciences Corp.	174,620	11,035,984
Computer Task Group, Inc.	11,646	189,248
Convergys Corp. (d)	123,097	2,519,796
CoreLogic, Inc. (a)	113,020	3,684,452
CSG Systems International, Inc.	47,456	1,328,768
CSP, Inc.	3,696	30,677
Datalink Corp. (a)	21,583	315,328
DST Systems, Inc.	31,684	2,977,662
Edgewater Technology, Inc. (a)	2,875	19,665
EPAM Systems, Inc. (a)	32,476	1,361,719
Euronet Worldwide, Inc. (a)	64,215	2,456,866
EVERTEC, Inc.	73,649	1,786,725
ExlService Holdings, Inc. (a)	29,161	816,216
Fidelity National Information Services, Inc.	329,470	18,321,827
Fiserv, Inc. (a)	303,216	17,601,689
FleetCor Technologies, Inc. (a)	84,060	10,921,916
Forrester Research, Inc.	14,844	537,650
Gartner, Inc. Class A (a)(d)	108,666	7,558,807
Genpact Ltd. (a)	139,916	2,333,799
Global Cash Access Holdings, Inc. (a)	58,402	490,577
Global Payments, Inc. (d)	86,730	6,099,721
Hackett Group, Inc.	12,619	74,326
Heartland Payment Systems, Inc.	51,995	2,102,678
Higher One Holdings, Inc. (a)	26,817	214,536
IBM Corp.	1,144,549	211,936,138
iGATE Corp. (a)	38,740	1,311,349
Information Services Group, Inc. (a)	18,000	94,140
Innodata, Inc. (a)	14,010	45,953

	Shares	Value
Jack Henry & Associates, Inc.	97,558	$ 5,671,047
Leidos Holdings, Inc. (d)	88,093	3,934,233
Lionbridge Technologies, Inc. (a)	34,685	248,345
ManTech International Corp. Class A	23,021	673,825
MasterCard, Inc. Class A	1,154,284	89,710,952
Mattersight Corp. (a)	4,307	24,291
Maximus, Inc.	80,539	3,848,959
ModusLink Global Solutions, Inc. (a)	31,030	141,807
MoneyGram International, Inc. (a)	66,937	1,273,811
NCI, Inc. Class A (a)	12,261	147,132
Neustar, Inc. Class A (a)(d)	66,766	2,391,558
Paychex, Inc.	360,083	15,037,066
PFSweb, Inc. (a)	1,815	15,881
Planet Payment, Inc. (a)	40,113	136,785
PRG-Schultz International, Inc. (a)	5,640	34,066
Sapient Corp. (a)	136,229	2,371,747
Science Applications International Corp.	56,960	2,124,608
ServiceSource International, Inc. (a)(d)	52,332	477,268
StarTek, Inc. (a)	2,150	14,943
Sykes Enterprises, Inc. (a)	37,324	734,536
Syntel, Inc. (a)	20,991	1,980,711
Teletech Holdings, Inc. (a)	19,293	464,575
Teradata Corp. (a)(d)	183,403	8,421,866
The Management Network Group, Inc. (a)	206	700
The Western Union Co.	621,408	10,396,156
Total System Services, Inc.	171,609	5,227,210
Unisys Corp. (a)(d)	40,780	1,395,492
Vantiv, Inc. (a)(d)	129,522	4,122,685
VeriFone Systems, Inc. (a)	114,397	3,311,793
Virtusa Corp. (a)	35,863	1,304,337
Visa, Inc. Class A	570,296	128,852,678
WEX, Inc. (a)	45,780	4,432,420
Xerox Corp.	1,318,733	14,492,876
		797,197,711
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	37,951	1,041,375
Advanced Micro Devices, Inc. (a)(d)	718,505	2,665,654
AEHR Test Systems (a)	3,126	7,346
Aetrium, Inc. (a)	206	1,226
Altera Corp.	377,370	13,702,305
Amkor Technology, Inc. (a)(d)	161,169	954,120
Amtech Systems, Inc. (a)	12,381	138,172
ANADIGICS, Inc. (a)(d)	109,969	200,144
Analog Devices, Inc.	340,001	17,278,851
Applied Materials, Inc.	1,333,558	25,284,260
Applied Micro Circuits Corp. (a)(d)	98,689	1,130,976
Atmel Corp. (a)(d)	480,018	3,868,945
ATMI, Inc. (a)	28,610	973,026
Avago Technologies Ltd.	276,576	17,064,739
Axcelis Technologies, Inc. (a)	123,333	275,033
AXT, Inc. (a)	31,515	72,169
Broadcom Corp. Class A	594,914	17,680,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc.	71,516	$ 741,621
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,353,943
Cavium, Inc. (a)(d)	71,032	2,992,578
Ceva, Inc. (a)(d)	20,686	374,003
Cirrus Logic, Inc. (a)(d)	62,020	1,193,885
Cohu, Inc.	20,738	209,246
Cree, Inc. (a)(d)	134,448	8,259,141
CVD Equipment Corp. (a)(d)	24,298	359,610
Cypress Semiconductor Corp. (d)	200,786	1,965,695
Diodes, Inc. (a)	35,635	848,469
DSP Group, Inc. (a)	34,788	294,306
Entegris, Inc. (a)	143,226	1,725,873
Entropic Communications, Inc. (a)	130,146	570,039
Exar Corp. (a)	56,777	650,097
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,020,635
First Solar, Inc. (a)(d)	80,138	4,573,476
FormFactor, Inc. (a)	44,109	314,497
Freescale Semiconductor, Inc. (a)	51,501	1,171,648
GigOptix, Inc. (a)	17,428	28,408
GSI Technology, Inc. (a)	7,703	52,457
GT Advanced Technologies, Inc. (a)(d)	153,295	2,196,717
Hittite Microwave Corp.	37,699	2,223,487
Ikanos Communications, Inc. (a)	35,040	32,237
Inphi Corp. (a)	23,714	311,839
Integrated Device Technology, Inc. (a)	149,111	1,758,019
Integrated Silicon Solution, Inc. (a)	27,085	329,895
Intel Corp.	5,568,938	137,886,905
Intermolecular, Inc. (a)(d)	6,975	18,484
International Rectifier Corp. (a)(d)	83,741	2,256,820
Intersil Corp. Class A	155,240	1,974,653
Intest Corp. (a)	2,175	8,657
IXYS Corp.	38,644	425,857
KLA-Tencor Corp.	196,151	12,779,238
Kopin Corp. (a)	49,853	198,913
Kulicke & Soffa Industries, Inc. (a)	82,587	953,054
Lam Research Corp. (a)	188,211	9,736,155
Lattice Semiconductor Corp. (a)	136,230	1,031,261
Linear Technology Corp.	269,546	12,625,535
LSI Corp.	591,975	6,565,003
LTX-Credence Corp. (a)	48,731	493,158
M/A-COM Technology Solutions, Inc. (a)	10,000	169,600
Marvell Technology Group Ltd.	465,712	7,120,736
Mattson Technology, Inc. (a)	72,551	185,005
Maxim Integrated Products, Inc.	303,732	9,935,074
MaxLinear, Inc. Class A (a)	15,441	144,373
Micrel, Inc.	33,398	348,675
Microchip Technology, Inc. (d)	217,370	9,901,204
Micron Technology, Inc. (a)	1,180,658	28,560,117
Microsemi Corp. (a)	100,802	2,324,494

	Shares	Value
MKS Instruments, Inc.	59,577	$ 1,790,885
Monolithic Power Systems, Inc. (a)(d)	35,284	1,264,579
MoSys, Inc. (a)(d)	19,247	85,072
Nanometrics, Inc. (a)	28,664	526,271
NeoPhotonics Corp. (a)	16,785	138,476
NVE Corp. (a)	6,043	341,006
NVIDIA Corp.	631,690	11,610,462
Omnivision Technologies, Inc. (a)(d)	50,229	867,455
ON Semiconductor Corp. (a)	539,501	5,038,939
PDF Solutions, Inc. (a)	22,154	451,720
Peregrine Semiconductor Corp. (a)(d)	21,553	143,974
Pericom Semiconductor Corp. (a)	17,514	141,688
Photronics, Inc. (a)(d)	74,723	650,090
Pixelworks, Inc. (a)	22,798	113,534
PLX Technology, Inc. (a)	44,805	267,038
PMC-Sierra, Inc. (a)	199,312	1,462,950
Power Integrations, Inc.	37,256	2,202,947
QuickLogic Corp. (a)(d)	38,003	193,435
Rambus, Inc. (a)(d)	118,235	1,090,127
RF Micro Devices, Inc. (a)	315,164	2,231,361
Rubicon Technology, Inc. (a)(d)	25,049	323,383
Rudolph Technologies, Inc. (a)(d)	29,614	339,673
Semtech Corp. (a)	76,311	1,903,959
Sigma Designs, Inc. (a)	22,818	111,808
Silicon Image, Inc. (a)	84,424	510,765
Silicon Laboratories, Inc. (a)(d)	47,316	2,459,013
Skyworks Solutions, Inc. (a)(d)	219,186	7,772,336
Spansion, Inc. Class A (a)	45,268	738,321
STR Holdings, Inc. (a)	37,233	55,105
SunEdison, Inc. (a)(d)	278,643	5,115,885
SunPower Corp. (a)(d)	42,366	1,403,586
Supertex, Inc. (a)	19,548	643,716
Synaptics, Inc. (a)(d)	36,621	2,381,830
Teradyne, Inc. (a)(d)	265,875	5,391,945
Tessera Technologies, Inc.	44,982	977,009
Texas Instruments, Inc.	1,203,895	54,127,119
TriQuint Semiconductor, Inc. (a)(d)	199,172	2,437,865
Ultra Clean Holdings, Inc. (a)	18,783	247,184
Ultratech, Inc. (a)(d)	31,408	823,518
Veeco Instruments, Inc. (a)(d)	53,983	2,135,028
Vitesse Semiconductor Corp. (a)	9,484	34,522
Xilinx, Inc.	308,585	16,108,137
		521,200,016
Software - 3.6%
Accelrys, Inc. (a)	51,411	641,609
ACI Worldwide, Inc. (a)(d)	49,960	2,999,099
Activision Blizzard, Inc.	489,202	9,466,059
Actuate Corp. (a)	42,170	239,526
Adobe Systems, Inc. (a)	523,566	35,921,863
Advent Software, Inc.	46,269	1,420,458
American Software, Inc. Class A	10,878	113,784
ANSYS, Inc. (a)	112,596	9,404,018
Aspen Technology, Inc. (a)	119,658	5,617,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	253,631	$ 13,305,482
Barracuda Networks, Inc. (d)	9,965	358,242
Blackbaud, Inc.	47,578	1,490,143
Bottomline Technologies, Inc. (a)(d)	44,605	1,591,952
BroadSoft, Inc. (a)(d)	26,590	797,966
BSQUARE Corp. (a)	11,182	39,696
CA Technologies, Inc.	349,083	11,694,281
Cadence Design Systems, Inc. (a)(d)	338,143	5,183,732
Callidus Software, Inc. (a)(d)	32,625	402,266
Citrix Systems, Inc. (a)	209,768	12,596,568
CommVault Systems, Inc. (a)(d)	50,590	3,484,639
Compuware Corp.	202,971	2,222,532
Comverse, Inc. (a)	23,221	803,679
Concur Technologies, Inc. (a)(d)	54,717	6,754,814
Cyan, Inc. (d)	8,834	29,682
Datawatch Corp. (a)	1,950	65,540
Digimarc Corp.	6,216	182,626
Document Security Systems, Inc. (a)(d)	19,824	32,511
Ebix, Inc. (d)	31,393	510,136
Electronic Arts, Inc. (a)(d)	359,966	10,291,428
Ellie Mae, Inc. (a)(d)	31,804	985,924
Envivio, Inc. (a)	6,801	24,552
EPIQ Systems, Inc.	38,746	549,418
ePlus, Inc. (a)	2,450	139,332
Evolving Systems, Inc.	4,973	42,121
FactSet Research Systems, Inc.	53,360	5,618,274
Fair Isaac Corp.	37,437	2,011,490
FalconStor Software, Inc. (a)	37,427	64,749
FireEye, Inc. (d)	17,216	1,474,378
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	3,391,892
Gigamon, Inc. (a)(d)	13,202	416,655
Glu Mobile, Inc. (a)	98,358	494,741
GSE Systems, Inc. (a)	388	698
Guidance Software, Inc. (a)	13,894	151,584
Guidewire Software, Inc. (a)(d)	70,818	3,796,553
Imperva, Inc. (a)	22,847	1,431,821
Infoblox, Inc. (a)(d)	50,781	1,172,025
Informatica Corp. (a)	135,700	5,639,692
Interactive Intelligence Group, Inc. (a)	16,038	1,277,106
Intuit, Inc.	316,972	24,771,362
Jive Software, Inc. (a)(d)	30,754	250,338
Liquid Holdings Group, Inc. (d)	3,912	18,778
Majesco Entertainment Co. (a)	19,952	10,595
Manhattan Associates, Inc. (a)	82,280	3,117,589
Mentor Graphics Corp.	118,491	2,564,145
MICROS Systems, Inc. (a)(d)	83,538	4,637,194
Microsoft Corp.	8,530,245	326,793,686
MicroStrategy, Inc. Class A (a)	12,438	1,606,119
Mitek Systems, Inc. (a)(d)	15,896	84,408

	Shares	Value
Model N, Inc.	6,345	$ 69,732
Monotype Imaging Holdings, Inc.	41,411	1,177,729
NetScout Systems, Inc. (a)	39,020	1,481,980
NetSol Technologies, Inc. (a)(d)	10,165	47,166
NetSuite, Inc. (a)(d)	37,824	4,353,164
Nuance Communications, Inc. (a)(d)	295,143	4,512,736
Oracle Corp.	3,941,524	154,153,004
Parametric Technology Corp. (a)	128,240	5,041,114
Peerless Systems Corp. (a)	172	635
Pegasystems, Inc.	22,064	918,524
Progress Software Corp. (a)	56,172	1,400,930
Proofpoint, Inc. (a)(d)	24,372	1,010,219
PROS Holdings, Inc. (a)	23,721	817,188
QAD, Inc. Class B	4,298	71,433
Qlik Technologies, Inc. (a)	106,112	3,236,416
Qualys, Inc. (a)	15,390	417,223
Rally Software Development Corp.	9,834	195,598
RealPage, Inc. (a)(d)	66,111	1,170,165
Red Hat, Inc. (a)	210,389	12,410,847
Rosetta Stone, Inc. (a)	8,315	96,038
Rovi Corp. (a)	119,303	2,963,487
salesforce.com, Inc. (a)(d)	619,024	38,608,527
SeaChange International, Inc. (a)	17,668	186,397
ServiceNow, Inc. (a)(d)	114,859	7,817,304
Silver Spring Networks, Inc. (d)	4,334	76,278
Smith Micro Software, Inc. (a)	41,455	72,546
SolarWinds, Inc. (a)	71,945	3,322,420
Solera Holdings, Inc.	82,773	5,663,329
Sonic Foundry, Inc. (a)	155	1,544
Splunk, Inc. (a)	92,581	8,586,888
SS&C Technologies Holdings, Inc. (a)	79,064	3,058,196
Symantec Corp.	783,009	16,819,033
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	184,472	7,452,669
Tableau Software, Inc.	16,291	1,536,893
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,103,627
Tangoe, Inc. (a)(d)	45,871	872,466
TeleCommunication Systems, Inc. Class A (a)	49,377	107,148
TeleNav, Inc. (a)	12,035	72,330
TIBCO Software, Inc. (a)	175,849	3,831,750
TiVo, Inc. (a)	121,206	1,636,281
Tyler Technologies, Inc. (a)	30,080	2,820,902
Ultimate Software Group, Inc. (a)(d)	32,943	5,468,538
Vasco Data Security International, Inc. (a)	30,246	241,363
Verint Systems, Inc. (a)	68,085	3,187,059
VirnetX Holding Corp. (a)(d)	42,196	822,822
VMware, Inc. Class A (a)(d)	93,456	8,976,449
Voltari Corp. (a)(d)	4,240	15,985
Vringo, Inc. (a)(d)	39,609	160,416
Wave Systems Corp. Class A (a)(d)	27,069	28,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)(d)	33,866	$ 3,722,551
Zynga, Inc. (a)	705,556	3,570,113
		857,596,492
TOTAL INFORMATION TECHNOLOGY		4,275,324,769
MATERIALS - 3.8%
Chemicals - 2.6%
A. Schulman, Inc.	30,292	1,052,647
Advanced Emissions Solutions, Inc. (a)	14,209	765,865
Air Products & Chemicals, Inc.	232,770	28,239,656
Airgas, Inc.	78,679	8,481,596
Albemarle Corp.	94,402	6,229,588
American Vanguard Corp. (d)	23,997	533,933
Arabian American Development Co. (a)	28,770	352,145
Ashland, Inc.	82,040	7,742,115
Axiall Corp.	81,160	3,284,545
Balchem Corp.	30,888	1,560,153
Cabot Corp.	67,007	3,627,759
Calgon Carbon Corp. (a)	83,129	1,673,387
Celanese Corp. Class A	183,332	9,788,095
CF Industries Holdings, Inc.	64,252	16,120,827
Chase Corp.	3,188	96,118
Chemtura Corp. (a)	94,872	2,348,082
Clean Diesel Technologies, Inc. (a)(d)	42,378	114,421
Core Molding Technologies, Inc. (a)	5,919	87,897
Cytec Industries, Inc.	39,374	3,727,537
E.I. du Pont de Nemours & Co.	1,030,606	68,658,972
Eastman Chemical Co.	168,147	14,701,092
Ecolab, Inc.	304,750	32,836,813
Ferro Corp. (a)	111,135	1,458,091
Flotek Industries, Inc. (a)(d)	68,404	1,740,882
FMC Corp.	146,802	11,330,178
FutureFuel Corp.	18,211	315,961
GSE Holding, Inc. (a)	3,278	2,000
H.B. Fuller Co.	56,146	2,721,958
Hawkins, Inc.	5,329	189,872
Huntsman Corp.	203,808	4,964,763
Innophos Holdings, Inc.	26,761	1,469,714
Innospec, Inc.	50,796	2,210,134
International Flavors & Fragrances, Inc.	91,400	8,572,406
Intrepid Potash, Inc. (a)(d)	76,176	1,128,167
KMG Chemicals, Inc.	10,303	152,897
Koppers Holdings, Inc.	22,254	879,923
Kraton Performance Polymers, Inc. (a)	33,124	918,860
Kronos Worldwide, Inc.	25,586	390,954
Landec Corp. (a)	25,874	263,656
LSB Industries, Inc. (a)	18,952	619,541
LyondellBasell Industries NV Class A	485,892	42,797,367
Marrone Bio Innovations, Inc. (d)	5,712	82,995

	Shares	Value
Material Sciences Corp. (a)	4,565	$ 58,021
Minerals Technologies, Inc.	52,154	2,790,239
Monsanto Co.	586,694	64,548,074
NewMarket Corp. (d)	12,456	4,604,610
Olin Corp. (d)	81,888	2,144,647
OM Group, Inc.	32,193	1,017,299
OMNOVA Solutions, Inc. (a)	35,057	334,093
Penford Corp. (a)	6,469	86,361
PolyOne Corp.	103,882	3,895,575
PPG Industries, Inc.	155,823	30,824,906
Praxair, Inc.	323,450	42,168,177
Quaker Chemical Corp.	14,473	1,118,473
Rockwood Holdings, Inc.	88,136	6,952,168
RPM International, Inc.	164,614	6,890,742
Senomyx, Inc. (a)	31,786	316,589
Sensient Technologies Corp.	58,886	3,087,393
Sherwin-Williams Co.	94,962	19,037,982
Sigma Aldrich Corp.	130,116	12,284,252
Stepan Co.	25,296	1,537,997
Taminco Corp.	29,142	662,106
The Dow Chemical Co.	1,354,312	65,968,538
The Mosaic Co.	379,794	18,556,735
The Scotts Miracle-Gro Co. Class A (d)	51,798	2,958,184
Tredegar Corp.	24,439	608,775
Tronox Ltd. Class A	73,931	1,751,425
Valhi, Inc.	16,022	176,082
Valspar Corp.	85,270	6,373,933
W.R. Grace & Co. (a)	88,375	8,955,923
Westlake Chemical Corp. (d)	20,522	2,736,198
Zep, Inc.	16,526	290,858
Zoltek Companies, Inc. (a)	40,249	674,171
		607,644,088
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	6,173,060
Headwaters, Inc. (a)	105,333	1,404,089
Martin Marietta Materials, Inc.	56,358	6,874,549
Texas Industries, Inc. (a)(d)	20,369	1,729,328
U.S. Concrete, Inc. (a)	16,515	449,538
Vulcan Materials Co.	135,141	9,180,128
		25,810,692
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	277,499
Aptargroup, Inc. (d)	80,686	5,338,993
Avery Dennison Corp.	106,008	5,281,319
Ball Corp.	162,242	9,014,166
Bemis Co., Inc.	120,781	4,744,278
Berry Plastics Group, Inc. (a)	94,779	2,305,973
Crown Holdings, Inc. (a)	150,108	6,757,862
Graphic Packaging Holding Co. (a)	324,660	3,324,518
Greif, Inc. Class A	37,275	1,865,987
MeadWestvaco Corp. (d)	211,721	7,924,717
Myers Industries, Inc.	25,717	552,916
Owens-Illinois, Inc. (a)	185,599	6,295,518
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	102,376	$ 7,462,187
Rock-Tenn Co. Class A	80,530	8,988,759
Sealed Air Corp.	219,080	7,457,483
Silgan Holdings, Inc.	46,246	2,229,520
Sonoco Products Co.	108,130	4,539,297
UFP Technologies, Inc. (a)	2,454	62,798
		84,423,790
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	538,893
AK Steel Holding Corp. (a)(d)	121,218	752,764
Alcoa, Inc. (d)	1,189,039	13,959,318
Allegheny Technologies, Inc. (d)	125,307	3,982,256
Allied Nevada Gold Corp. (a)(d)	93,899	491,092
Amcol International Corp.	23,278	1,033,078
Carpenter Technology Corp.	60,383	3,571,654
Century Aluminum Co. (a)	60,542	716,817
Cliffs Natural Resources, Inc. (d)	159,769	3,200,173
Coeur d'Alene Mines Corp. (a)(d)	146,764	1,614,404
Commercial Metals Co.	130,792	2,530,825
Compass Minerals International, Inc.	33,319	2,843,777
Comstock Mining, Inc. (a)(d)	56,723	113,446
Freeport-McMoRan Copper & Gold, Inc.	1,143,264	37,293,272
Friedman Industries	2,001	16,908
General Moly, Inc. (a)(d)	60,513	72,010
Globe Specialty Metals, Inc.	70,310	1,397,060
Gold Resource Corp.	44,371	228,511
Golden Minerals Co. (a)(d)	71,014	75,275
Handy & Harman Ltd. (a)	5,646	103,209
Haynes International, Inc.	12,361	612,240
Hecla Mining Co.	336,707	1,138,070
Horsehead Holding Corp. (a)(d)	61,719	1,096,747
Kaiser Aluminum Corp. (d)	16,273	1,148,711
Materion Corp.	22,336	660,922
McEwen Mining, Inc. (a)(d)	267,762	779,187
Mines Management, Inc. (a)(d)	24,109	32,788
Molycorp, Inc. (a)(d)	202,465	1,056,867
Newmont Mining Corp.	560,419	13,035,346
Noranda Aluminium Holding Corp.	73,305	315,945
Nucor Corp.	393,954	19,792,249
Olympic Steel, Inc.	12,703	349,460
Paramount Gold & Silver Corp. (a)(d)	34,874	47,080
Reliance Steel & Aluminum Co.	95,402	6,609,451
Royal Gold, Inc. (d)	79,101	5,435,030
RTI International Metals, Inc. (a)(d)	27,976	760,108
Schnitzer Steel Industries, Inc. Class A (d)	20,284	514,605
Silver Bull Resources, Inc. (a)(d)	60,971	23,169
Solitario Exploration & Royalty Corp. (a)	18,115	28,259
Steel Dynamics, Inc.	277,791	4,844,675
Stillwater Mining Co. (a)(d)	124,032	1,679,393
SunCoke Energy, Inc. (a)	69,275	1,543,447

	Shares	Value
Synalloy Corp.	8,615	$ 117,422
Timberline Resources Corp. (a)	18,994	2,792
U.S. Antimony Corp. (a)(d)	24,962	46,180
U.S. Silica Holdings, Inc. (d)	63,033	2,067,482
United States Steel Corp. (d)	162,680	3,940,110
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	219,947
Walter Energy, Inc. (d)	65,194	703,443
Worthington Industries, Inc.	60,686	2,418,944
		145,554,811
Paper & Forest Products - 0.2%
Boise Cascade Co.	37,823	1,119,183
Clearwater Paper Corp. (a)	22,216	1,418,492
Deltic Timber Corp.	13,533	851,767
Domtar Corp.	36,405	4,032,946
International Paper Co.	492,581	24,082,285
Kapstone Paper & Packaging Corp. (a)	106,018	3,370,312
Louisiana-Pacific Corp. (a)(d)	160,954	3,024,326
Neenah Paper, Inc.	13,754	690,588
P.H. Glatfelter Co.	45,036	1,366,843
Resolute Forest Products (a)(d)	103,317	2,116,965
Schweitzer-Mauduit International, Inc.	39,736	1,912,494
Verso Paper Corp. (a)(d)	23,529	57,646
Wausau-Mosinee Paper Corp.	43,988	582,841
		44,626,688
TOTAL MATERIALS		908,060,069
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)	89,195	943,683
Alaska Communication Systems Group, Inc. (a)	135,810	297,424
AT&T, Inc.	5,886,551	187,957,573
Atlantic Tele-Network, Inc.	16,949	1,110,837
Cbeyond, Inc. (a)	59,758	409,342
CenturyLink, Inc.	676,308	21,141,388
Cincinnati Bell, Inc. (a)(d)	198,209	664,000
Cogent Communications Group, Inc.	64,769	2,483,243
Consolidated Communications Holdings, Inc.	59,983	1,143,276
Elephant Talk Communication, Inc. (a)(d)	63,184	80,244
FairPoint Communications, Inc. (a)(d)	43,838	582,169
Frontier Communications Corp. (d)	1,084,701	5,293,341
General Communications, Inc. Class A (a)	33,964	353,565
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	337,997
HickoryTech Corp.	2,523	34,388
IDT Corp. Class B	44,765	803,532
inContact, Inc. (a)	42,838	386,399
Inteliquent, Inc.	28,172	393,281
Intelsat SA	20,815	412,970
Iridium Communications, Inc. (a)(d)	61,404	400,354
Level 3 Communications, Inc. (a)	186,783	6,877,350
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lumos Networks Corp.	15,837	$ 229,953
ORBCOMM, Inc. (a)(d)	36,232	282,972
Premiere Global Services, Inc. (a)	64,433	728,737
Straight Path Communications, Inc. Class B (a)	22,382	182,637
Towerstream Corp. (a)(d)	39,383	103,971
TW Telecom, Inc. (a)	182,316	5,580,693
Verizon Communications, Inc.	4,656,446	221,553,701
Vonage Holdings Corp. (a)	198,077	913,135
Windstream Holdings, Inc. (d)	719,900	5,773,598
xG Technology, Inc. (a)	1,492	1,925
		467,457,678
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	90,572
Crown Castle International Corp.	367,969	27,928,847
Leap Wireless International, Inc. (a)	51,525	902,718
NII Holdings, Inc. (a)(d)	160,624	184,718
NTELOS Holdings Corp. (d)	10,948	153,053
SBA Communications Corp. Class A (a)(d)	144,863	13,786,612
Shenandoah Telecommunications Co. (d)	22,919	605,749
Sprint Corp. (a)(d)	965,514	8,438,592
T-Mobile U.S., Inc. (a)	283,965	8,660,933
Telephone & Data Systems, Inc.	127,836	2,913,382
U.S. Cellular Corp. (d)	27,310	985,618
U.S.A. Mobility, Inc.	43,148	623,489
		65,274,283
TOTAL TELECOMMUNICATION SERVICES		532,731,961
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,391,345
American Electric Power Co., Inc.	543,716	27,294,543
Cleco Corp.	77,341	3,822,966
Duke Energy Corp.	793,610	56,251,077
Edison International	374,884	19,632,675
El Paso Electric Co.	44,691	1,575,358
Empire District Electric Co.	52,048	1,235,620
Entergy Corp.	192,366	12,276,798
Exelon Corp.	959,959	29,192,353
FirstEnergy Corp.	464,435	14,295,309
Genie Energy Ltd. Class B (a)	11,430	130,988
Great Plains Energy, Inc.	172,510	4,531,838
Hawaiian Electric Industries, Inc. (d)	141,071	3,584,614
IDACORP, Inc.	64,805	3,641,393
ITC Holdings Corp. (d)	64,744	6,642,734
MGE Energy, Inc.	45,573	1,758,206
NextEra Energy, Inc.	475,747	43,478,518
Northeast Utilities	345,580	15,361,031
NRG Yield, Inc. Class A	38,525	1,470,885

	Shares	Value
OGE Energy Corp.	236,316	$ 8,507,376
Otter Tail Corp.	43,707	1,320,826
Pepco Holdings, Inc.	313,266	6,387,494
Pinnacle West Capital Corp.	111,381	6,198,353
PNM Resources, Inc.	88,029	2,301,958
Portland General Electric Co. (d)	105,772	3,363,550
PPL Corp.	688,750	22,239,738
Southern Co.	966,778	40,943,048
UIL Holdings Corp.	67,226	2,602,991
Unitil Corp.	19,695	619,999
UNS Energy Corp.	49,000	2,964,990
Westar Energy, Inc. (d)	158,635	5,428,490
Xcel Energy, Inc.	551,741	16,712,235
		368,159,299
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	6,818,448
Atmos Energy Corp.	111,091	5,121,295
Chesapeake Utilities Corp.	10,363	613,904
Delta Natural Gas Co., Inc.	3,078	63,284
Gas Natural, Inc.	8,386	78,493
Laclede Group, Inc.	39,614	1,816,302
National Fuel Gas Co. (d)	95,902	7,204,158
New Jersey Resources Corp.	42,760	1,924,628
Northwest Natural Gas Co. (d)	34,699	1,487,546
ONE Gas, Inc. (a)	57,154	1,942,093
Piedmont Natural Gas Co., Inc. (d)	100,435	3,396,712
Questar Corp.	223,693	5,312,709
South Jersey Industries, Inc.	34,725	1,985,576
Southwest Gas Corp.	59,138	3,194,635
UGI Corp.	117,609	5,255,946
WGL Holdings, Inc.	56,924	2,287,776
		48,503,505
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	49,691
Black Hills Corp.	46,600	2,642,686
Calpine Corp. (a)	397,038	7,563,574
Dynegy, Inc. (a)(d)	119,122	2,786,264
NRG Energy, Inc.	349,560	10,161,709
Ormat Technologies, Inc.	29,840	828,060
Pattern Energy Group, Inc.	12,537	343,514
The AES Corp.	753,024	10,278,778
		34,654,276
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	7,956,466
Ameren Corp.	265,803	10,741,099
Avista Corp.	75,556	2,236,458
CenterPoint Energy, Inc.	475,745	11,251,369
CMS Energy Corp.	256,908	7,303,894
Consolidated Edison, Inc.	319,943	17,932,805
Dominion Resources, Inc.	648,847	45,029,982
DTE Energy Co.	188,435	13,522,096
Integrys Energy Group, Inc.	96,715	5,538,868
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
MDU Resources Group, Inc.	236,188	$ 8,020,944
NiSource, Inc.	341,808	11,901,755
NorthWestern Energy Corp.	42,329	1,944,594
PG&E Corp.	504,980	22,249,419
Public Service Enterprise Group, Inc.	546,907	20,049,611
SCANA Corp.	162,365	8,037,068
Sempra Energy	251,902	23,797,182
TECO Energy, Inc. (d)	187,457	3,145,528
Vectren Corp.	101,909	3,920,439
Wisconsin Energy Corp.	230,273	10,122,801
		234,702,378
Water Utilities - 0.1%
American States Water Co.	52,884	1,588,107
American Water Works Co., Inc.	210,972	9,459,984
Aqua America, Inc.	225,525	5,680,975
Artesian Resources Corp. Class A	8,755	190,509
Cadiz, Inc. (a)(d)	5,759	42,962
California Water Service Group	51,749	1,216,619
Connecticut Water Service, Inc.	5,010	164,528
Middlesex Water Co.	7,054	142,561
Pure Cycle Corp. (a)	17,116	107,146
SJW Corp.	12,324	364,667
York Water Co.	5,248	105,852
		19,063,910
TOTAL UTILITIES		705,083,368
TOTAL COMMON STOCKS (Cost $16,250,440,878)		23,418,727,733
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 6/26/14 (e) (Cost $14,996,673)	$ 15,000,000	14,997,994
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	281,284,910	$ 281,284,910
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,931,617,603	1,931,617,603
TOTAL MONEY MARKET FUNDS (Cost $2,212,902,513)		2,212,902,513
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $18,478,340,064)	25,646,628,240
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(1,925,167,819)
NET ASSETS - 100%	$ 23,721,460,421
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
946 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 87,864,480	$ 3,274,319
124 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	17,040,080	1,121,729
314 CME S&P 500 Index Contracts (United States)	March 2014	145,821,600	7,197,628
289 ICE Russell 2000 Index Contracts (United States)	March 2014	34,156,910	2,331,815
TOTAL EQUITY INDEX CONTRACTS		$ 284,883,070	$ 13,925,491
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,997,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 320,160
Fidelity Securities Lending Cash Central Fund	6,971,619
Total	$ 7,291,779
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,081,633,533	$ 3,081,623,672	$ -	$ 9,861
Consumer Staples	1,930,067,396	1,930,067,396	-	-
Energy	2,163,926,777	2,163,920,056	-	6,721
Financials	3,994,753,449	3,994,750,004	-	3,445
Health Care	3,116,256,118	3,116,256,118	-	-
Industrials	2,710,890,293	2,710,890,293	-	-
Information Technology	4,275,324,769	4,275,324,769	-	-
Materials	908,060,069	908,060,069	-	-
Telecommunication Services	532,731,961	532,731,961	-	-
Utilities	705,083,368	705,083,368	-	-
U.S. Government and Government Agency Obligations	14,997,994	-	14,997,994	-
Money Market Funds	2,212,902,513	2,212,902,513	-	-
Total Investments in Securities:	$ 25,646,628,240	$ 25,631,610,219	$ 14,997,994	$ 20,027
Derivative Instruments:
Assets
Futures Contracts	$ 13,925,491	$ 13,925,491	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,925,491	$ -
Total Value of Derivatives	$ 13,925,491	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $1,873,697,915) - See accompanying schedule: Unaffiliated issuers (cost $16,265,437,551)	$ 23,433,725,727
Fidelity Central Funds (cost $2,212,902,513)	2,212,902,513
Total Investments (cost $18,478,340,064)		$ 25,646,628,240
Segregated cash with brokers for derivative instruments		1,466,500
Cash		43,426
Receivable for investments sold		1,586,542
Receivable for fund shares sold		20,376,252
Dividends receivable		44,826,154
Distributions receivable from Fidelity Central Funds		606,198
Receivable for daily variation margin for derivative instruments		416,694
Receivable from investment adviser for expense reductions		165,649
Other receivables		269,138
Total assets		25,716,384,793

Liabilities
Payable for investments purchased	$ 2,075,242
Payable for fund shares redeemed	59,692,620
Accrued management fee	863,747
Other affiliated payables	411,813
Other payables and accrued expenses	263,347
Collateral on securities loaned, at value	1,931,617,603
Total liabilities		1,994,924,372

Net Assets		$ 23,721,460,421
Net Assets consist of:
Paid in capital		$ 16,762,706,991
Undistributed net investment income		64,203,855
Accumulated undistributed net realized gain (loss) on investments		(287,664,092)
Net unrealized appreciation (depreciation) on investments		7,182,213,667
Net Assets		$ 23,721,460,421

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($1,694,211,705 ÷ 30,855,458 shares)	$ 54.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($14,943,835,222 ÷ 272,141,814 shares)	$ 54.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,254,047,015 ÷ 22,840,088 shares)	$ 54.91

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($740,877,341 ÷ 13,494,489 shares)	$ 54.90

Class F: Net Asset Value, offering price and redemption price per share ($5,088,489,138 ÷ 92,657,809 shares)	$ 54.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 371,829,732
Interest		13,401
Income from Fidelity Central Funds		7,291,779
Total income		379,134,912

Expenses
Management fee	$ 8,782,815
Transfer agent fees	4,332,747
Independent trustees' compensation	91,991
Miscellaneous	35,669
Total expenses before reductions	13,243,222
Expense reductions	(1,661,728)	11,581,494
Net investment income (loss)		367,553,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,936,630
Futures contracts	61,726,820
Total net realized gain (loss)		94,663,450
Change in net unrealized appreciation (depreciation) on: Investment securities	4,092,286,619
Futures contracts	1,481,401
Total change in net unrealized appreciation (depreciation)		4,093,768,020
Net gain (loss)		4,188,431,470
Net increase (decrease) in net assets resulting from operations		$ 4,555,984,888

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 367,553,418	$ 296,694,580
Net realized gain (loss)	94,663,450	79,867,728
Change in net unrealized appreciation (depreciation)	4,093,768,020	1,452,200,750
Net increase (decrease) in net assets resulting from operations	4,555,984,888	1,828,763,058
Distributions to shareholders from net investment income	(333,228,634)	(264,325,861)
Share transactions - net increase (decrease)	3,674,586,365	1,964,414,886
Redemption fees	409,245	275,392
Total increase (decrease) in net assets	7,897,751,864	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $64,203,855 and undistributed net investment income of $46,240,356, respectively)	$ 23,721,460,421	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) B	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	10.74	4.40	.96	7.03	10.96
Total from investment operations	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	(.02	(.02)
Total distributions	(.80)	(.77)	(.65)	(.62)	(.58) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total Return A	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) B	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	10.73	4.39	.97	7.03	10.95
Total from investment operations	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.82)	(.78)	(.66)	(.63)	(.59) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return A	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.94	.89	.36
Net realized and unrealized gain (loss)	10.75	4.40	5.26
Total from investment operations	11.69	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55
Total Return B, C	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.05%	.06%	.06% A
Expenses net of all reductions	.05%	.06%	.06% A
Net investment income (loss)	1.90%	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.95	.90	.36
Net realized and unrealized gain (loss)	10.73	4.39	5.26
Total from investment operations	11.68	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.90	$ 44.05	$ 39.55
Total Return B, C	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% L	.05% A, L
Net investment income (loss)	1.90%	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	10.74	4.39	.97	7.02	1.67
Total from investment operations	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.90%	2.20%	1.89%	1.83%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2%	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,072,503,089
Gross unrealized depreciation	(970,747,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,101,756,019

Tax Cost	$ 18,544,872,221

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 64,467,196
Capital loss carryforward	$ (207,206,435)
Net unrealized appreciation (depreciation)	$ 7,101,756,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013
Ordinary Income	$ 333,228,634	$ 264,325,861

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $61,726,820 and a change in net unrealized appreciation (depreciation) of $1,481,401 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,118,323,342 and $426,916,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 825,264
Fidelity Advantage Class	3,145,998
Institutional Class	258,718
Fidelity Advantage Institutional Class	102,767
$ 4,332,747

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,971,619.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 1,333,201
Institutional Class	.05%	213,091
Fidelity Advantage Institutional Class	.045%	106,042

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,773.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $621.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
From net investment income
Investor Class	$ 24,178,210	$ 58,496,193
Fidelity Advantage Class	212,433,599	134,301,377
Institutional Class	16,995,240	15,312,994
Fidelity Advantage Institutional Class	11,661,673	9,729,037
Class F	67,959,912	46,486,260
Total	$ 333,228,634	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Investor Class
Shares sold	13,726,971	18,000,373	$ 685,400,376	$ 734,600,452
Reinvestment of distributions	466,133	1,376,779	23,728,673	55,808,530
Shares redeemed	(12,971,415)	(75,188,401)	(649,468,987)	(3,168,012,059)
Net increase (decrease)	1,221,689	(55,811,249)	$ 59,660,062	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	72,166,611	97,957,582	$ 3,601,364,439	$ 4,121,057,430
Reinvestment of distributions	3,745,162	2,934,640	190,913,094	119,002,705
Shares redeemed	(36,714,608)	(33,199,050)	(1,840,823,512)	(1,350,946,307)
Net increase (decrease)	39,197,165	67,693,172	$ 1,951,454,021	$ 2,889,113,828
Institutional Class
Shares sold	7,454,458	8,433,106	$ 381,027,979	$ 338,510,978
Reinvestment of distributions	333,909	377,853	16,995,240	15,312,994
Shares redeemed	(4,837,839)	(6,455,224)	(242,799,293)	(253,857,664)
Net increase (decrease)	2,950,528	2,355,735	$ 155,223,926	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	4,684,496	10,372,973	$ 230,291,144	$ 406,066,075
Reinvestment of distributions	228,738	239,832	11,661,673	9,729,037
Shares redeemed	(3,821,617)	(3,007,383)	(196,468,546)	(124,740,192)
Net increase (decrease)	1,091,617	7,605,422	$ 45,484,271	$ 291,054,920
Class F
Shares sold	37,948,097	31,085,123	$ 1,934,234,147	$ 1,254,633,446
Reinvestment of distributions	1,330,096	1,145,187	67,959,912	46,486,260
Shares redeemed	(10,922,888)	(5,709,687)	(539,429,974)	(239,236,799)
Net increase (decrease)	28,355,305	26,520,623	$ 1,462,764,085	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,189.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,189.80	$ .38
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,189.70	$ .33
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,150.00	$ 1.07
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,150.60	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,150.60	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Spartan International Index - continued
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,150.70	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	32.38%	27.99%	10.15%
Spartan Extended Market Index Fund - Fidelity Advantage® Class A	32.44%	28.03%	10.18%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain, for example. On the other hand, both cyclical and defensive stocks had representation in the top-performing industry sectors: returns were highest in health care and consumer discretionary; lowest in utilities and telecommunication services. From a macroeconomic perspective, data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 32.38% and 32.44%, respectively, in line with the 32.38% advance of the Dow Jones U.S. Completion Total Stock Market IndexSM. In a strong market environment, all 10 sectors in the Dow Jones Completion index were up by double digits, and even the worst-faring category - financials - rose about 17%. Not surprisingly in such a strong market environment, many more stocks contributed to performance than detracted from it. The biggest individual contributor was social networking company Facebook, whose shares more than doubled during the period, thanks in part to better-than-expected earnings. Another stock to add significant value was Tesla Motors, a maker of electric vehicles. Tesla's shares were up about sevenfold, thanks to healthy growth in revenue and mounting optimism on the part of investors about demand for the company's cars. Elsewhere, Illumina, a maker of genetic-analysis tools, did very well, as did many of its counterparts in the pharmaceutical, biotechnology & life sciences industry - the second-best performing group in the index. Also contributing was casino gaming operator Las Vegas Sands, whose strong financial results were lifted by good performance from its Asian properties. In contrast, two notable individual detractors were Annaly Capital Management and American Capital Agency. As the market rose, these and other mortgage real estate investment trusts (REITs) tended to be left behind, as investors worried about the potential impact of higher interest rates. Also detracting was lululemon athletica, a retailer of yogawear whose shares were hit in January after the company reported weaker-than-expected earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.8	0.6
Liberty Global PLC Class A	0.8	0.8
Illumina, Inc.	0.5	0.3
Tesla Motors, Inc.	0.5	0.3
LinkedIn Corp.	0.5	0.5
United Continental Holdings, Inc.	0.4	0.3
HCA Holdings, Inc.	0.4	0.3
Avago Technologies Ltd.	0.4	0.2
Green Mountain Coffee Roasters, Inc.	0.4	0.3
Liberty Interactive Corp. Series A	0.3	0.3
	5.0
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	21.6
Information Technology	16.1	15.3
Consumer Discretionary	15.7	16.1
Industrials	14.7	14.7
Health Care	11.9	11.1
Energy	6.0	6.4
Materials	5.2	5.1
Consumer Staples	3.3	3.7
Utilities	3.1	3.3
Telecommunication Services	1.2	1.2

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	286,508	$ 8,532,208
American Axle & Manufacturing Holdings, Inc. (a)	235,674	4,555,578
Autoliv, Inc. (d)	316,575	30,498,836
Cooper Tire & Rubber Co.	205,507	5,123,290
Dana Holding Corp.	487,155	10,561,520
Dorman Products, Inc. (a)(d)	103,132	5,942,466
Drew Industries, Inc.	78,727	3,876,517
Federal-Mogul Corp. Class A (a)	112,607	2,121,516
Fox Factory Holding Corp.	39,294	656,210
Fuel Systems Solutions, Inc. (a)	54,919	705,709
Gentex Corp.	480,934	15,086,900
Gentherm, Inc. (a)	117,071	3,310,768
Lear Corp.	260,626	21,162,831
Modine Manufacturing Co. (a)	171,375	2,534,636
Motorcar Parts of America, Inc. (a)	46,991	1,157,388
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	70,417	607,699
Remy International, Inc.	47,195	1,051,977
Shiloh Industries, Inc. (a)	22,518	439,101
Spartan Motors, Inc.	75,935	430,551
Standard Motor Products, Inc.	71,623	2,517,548
Stoneridge, Inc. (a)	89,076	980,727
Strattec Security Corp.	10,303	718,325
Superior Industries International, Inc.	84,602	1,546,525
Tenneco, Inc. (a)	198,342	11,948,122
Tower International, Inc. (a)	57,875	1,486,230
TRW Automotive Holdings Corp. (a)	381,676	31,419,568
UQM Technologies, Inc. (a)(d)	78,497	135,800
Visteon Corp. (a)	163,505	13,641,222
		182,749,768
Automobiles - 0.5%
Tesla Motors, Inc. (a)(d)	273,734	67,012,821
Thor Industries, Inc.	150,431	8,425,640
Winnebago Industries, Inc. (a)	100,663	2,683,676
		78,122,137
Distributors - 0.3%
Core-Mark Holding Co., Inc.	41,529	3,247,568
LKQ Corp. (a)	1,000,300	27,898,367
Pool Corp.	154,363	9,024,061
VOXX International Corp. (a)	62,477	812,201
Weyco Group, Inc.	16,952	447,194
		41,429,391
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	58,621	2,076,356
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	328,402	10,945,639
Ascent Capital Group, Inc. (a)(d)	43,140	3,167,770
Bridgepoint Education, Inc. (a)	37,103	715,717
Bright Horizons Family Solutions, Inc. (a)	73,892	2,916,517

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 33,194
Capella Education Co.	34,672	2,304,995
Career Education Corp. (a)	187,149	1,383,031
Carriage Services, Inc.	49,366	1,008,547
Collectors Universe, Inc. (d)	17,833	320,994
Corinthian Colleges, Inc. (a)(d)	321,385	501,361
DeVry, Inc.	188,899	7,935,647
Education Management Corp. (a)(d)	71,409	424,169
Grand Canyon Education, Inc. (a)(d)	150,716	7,143,938
Hillenbrand, Inc.	215,614	6,442,546
Houghton Mifflin Harcourt Co.	84,821	1,723,563
ITT Educational Services, Inc. (a)(d)	61,723	1,915,265
JTH Holding, Inc. Class A (a)(d)	11,299	285,865
K12, Inc. (a)(d)	105,616	2,390,090
Learning Tree International, Inc. (a)	12,160	38,547
LifeLock, Inc. (a)(d)	225,007	4,479,889
Lincoln Educational Services Corp.	64,172	288,774
Matthews International Corp. Class A	93,477	3,835,361
National American University Holdings, Inc.	23,237	87,371
Regis Corp.	155,503	2,186,372
Service Corp. International	703,436	13,147,219
Sotheby's Class A (Ltd. vtg.)	223,768	10,519,334
Steiner Leisure Ltd. (a)	44,479	1,966,861
Strayer Education, Inc. (a)(d)	37,506	1,791,662
Universal Technical Institute, Inc.	65,787	890,098
Weight Watchers International, Inc. (d)	88,957	1,891,226
		94,757,918
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc.	48,627	192,077
Ark Restaurants Corp.	8,457	186,054
Bally Technologies, Inc. (a)	124,956	8,465,769
Biglari Holdings, Inc. (d)	5,497	2,468,098
BJ's Restaurants, Inc. (a)(d)	87,061	2,411,590
Bloomin' Brands, Inc. (a)	147,792	3,715,491
Bob Evans Farms, Inc.	93,507	4,838,052
Boyd Gaming Corp. (a)	254,155	2,953,281
Bravo Brio Restaurant Group, Inc. (a)	63,389	981,896
Brinker International, Inc.	221,072	12,158,960
Buffalo Wild Wings, Inc. (a)(d)	60,734	8,806,430
Burger King Worldwide, Inc. (d)	215,326	5,723,365
Caesars Entertainment Corp. (a)(d)	126,132	3,274,387
Carrols Restaurant Group, Inc. (a)	55,247	392,254
Century Casinos, Inc. (a)	65,094	441,988
Choice Hotels International, Inc.	116,208	5,674,437
Churchill Downs, Inc.	48,125	4,475,625
Chuys Holdings, Inc. (a)(d)	60,855	2,422,638
ClubCorp Holdings, Inc.	71,917	1,252,794
Cosi, Inc. (a)(d)	22,932	30,270
Cracker Barrel Old Country Store, Inc.	81,287	8,083,992
Del Frisco's Restaurant Group, Inc. (a)	86,188	2,244,336
Denny's Corp. (a)(d)	303,172	2,061,570
Diamond Resorts International, Inc.	63,881	1,161,995
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc.	55,945	$ 4,685,394
Diversified Restaurant Holdings, Inc. (a)	9,282	44,368
Domino's Pizza, Inc.	179,478	14,189,531
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	44,378
Dover Motorsports, Inc.	22,686	51,270
Dunkin' Brands Group, Inc.	350,404	18,105,375
Einstein Noah Restaurant Group, Inc.	32,777	489,033
Empire Resorts, Inc. (a)(d)	31,800	245,496
Entertainment Gaming Asia, Inc. (a)	41,906	47,354
Extended Stay America, Inc. unit	110,822	2,823,745
Famous Dave's of America, Inc. (a)	17,917	438,608
Fiesta Restaurant Group, Inc. (a)	77,817	3,908,748
Frisch's Restaurants, Inc.	8,068	192,180
Full House Resorts, Inc. (a)	24,413	58,347
Gaming Partners International Corp. (a)	1,584	15,143
Hyatt Hotels Corp. Class A (a)(d)	197,385	10,295,602
Ignite Restaurant Group, Inc. (a)(d)	17,224	210,822
International Speedway Corp. Class A	94,111	3,174,364
Interval Leisure Group, Inc.	143,029	3,888,959
Isle of Capri Casinos, Inc. (a)	74,961	674,649
Jack in the Box, Inc. (a)	141,594	8,134,575
Jamba, Inc. (a)(d)	49,896	630,186
Kona Grill, Inc. (a)	11,867	229,033
Krispy Kreme Doughnuts, Inc. (a)(d)	219,940	4,183,259
Lakes Entertainment, Inc. (a)	51,180	258,459
Las Vegas Sands Corp.	1,287,138	109,728,491
Life Time Fitness, Inc. (a)(d)	132,536	6,255,699
Luby's, Inc. (a)	44,166	280,454
Marcus Corp.	53,086	749,043
Marriott Vacations Worldwide Corp. (a)	107,619	5,643,540
MGM Mirage, Inc. (a)	1,096,796	30,216,730
Monarch Casino & Resort, Inc. (a)	28,201	531,589
Morgans Hotel Group Co. (a)	89,969	719,752
MTR Gaming Group, Inc. (a)	52,052	275,355
Multimedia Games Holding Co., Inc. (a)	98,765	3,261,714
Nathan's Famous, Inc. (a)	8,467	423,181
Noodles & Co. (d)	37,994	1,512,541
Norwegian Cruise Line Holdings Ltd. (a)	241,987	8,292,894
Orient Express Hotels Ltd. Class A (a)	299,489	4,612,131
Panera Bread Co. Class A (a)	87,353	15,838,846
Papa John's International, Inc.	110,932	5,646,439
Penn National Gaming, Inc. (a)	234,807	3,017,270
Pinnacle Entertainment, Inc. (a)	191,005	4,641,422
Pizza Inn Holdings, Inc. (a)(d)	13,090	83,514
Popeyes Louisiana Kitchen, Inc. (a)	85,411	3,421,565
Potbelly Corp. (d)	31,455	673,452
Premier Exhibitions, Inc. (a)	89,421	78,690
Red Lion Hotels Corp. (a)	45,825	273,575
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	3,522,514
Rick's Cabaret International, Inc. (a)	17,933	203,898

	Shares	Value
Royal Caribbean Cruises Ltd.	537,982	$ 28,475,387
Ruby Tuesday, Inc. (a)	207,290	1,270,688
Ruth's Hospitality Group, Inc.	111,579	1,379,116
Scientific Games Corp. Class A (a)	172,823	2,315,828
SeaWorld Entertainment, Inc.	184,302	6,292,070
Six Flags Entertainment Corp.	318,122	12,979,378
Sonic Corp. (a)	187,706	3,825,448
Speedway Motorsports, Inc.	37,455	742,358
Texas Roadhouse, Inc. Class A	206,875	5,471,844
The Cheesecake Factory, Inc.	153,024	7,271,700
Town Sports International Holdings, Inc.	64,415	584,888
Vail Resorts, Inc.	122,937	8,644,930
Wendy's Co.	918,539	8,799,604
		459,393,765
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	27,362	409,883
Beazer Homes U.S.A., Inc. (a)(d)	89,545	2,076,549
Blyth, Inc. (d)	30,867	301,879
Cavco Industries, Inc. (a)(d)	22,709	1,781,521
Cobra Electronics Corp. (a)	2,458	8,333
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	65,974
CSS Industries, Inc.	27,206	734,562
Dixie Group, Inc. (a)	27,024	405,360
Emerson Radio Corp. (a)	24,397	52,454
Ethan Allen Interiors, Inc. (d)	88,458	2,222,950
Flexsteel Industries, Inc.	18,647	692,736
Helen of Troy Ltd. (a)	104,425	6,819,997
Hooker Furniture Corp.	30,101	454,525
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	2,671,674
iRobot Corp. (a)(d)	93,339	3,912,771
Jarden Corp. (a)	398,136	24,473,420
KB Home (d)	272,393	5,556,817
Kid Brands, Inc. (a)	42,456	28,870
Koss Corp.	1,389	6,403
La-Z-Boy, Inc.	172,544	4,406,774
LGI Homes, Inc.	38,417	653,089
Libbey, Inc. (a)	74,313	1,730,750
Lifetime Brands, Inc.	19,423	325,141
M.D.C. Holdings, Inc.	131,539	4,102,701
M/I Homes, Inc. (a)(d)	86,608	2,156,539
Meritage Homes Corp. (a)	116,169	5,600,507
NACCO Industries, Inc. Class A	18,522	1,085,945
NVR, Inc. (a)	13,899	16,567,608
Parametric Sound Corp. (a)(d)	17,421	258,528
Ryland Group, Inc.	153,341	7,144,157
Skullcandy, Inc. (a)	64,637	543,597
Skyline Corp. (a)	14,802	85,112
Standard Pacific Corp. (a)	475,584	4,332,570
Stanley Furniture Co., Inc. (a)	37,789	114,123
Taylor Morrison Home Corp.	101,009	2,537,346
Tempur Sealy International, Inc. (a)	200,471	10,398,431
Toll Brothers, Inc. (a)	510,195	19,902,707
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
TRI Pointe Homes, Inc. (d)	50,626	$ 922,406
Tupperware Brands Corp.	165,897	13,039,504
UCP, Inc.	26,900	427,710
Universal Electronics, Inc. (a)	54,073	2,259,711
WCI Communities, Inc.	24,468	493,764
Wells-Gardner Electronics Corp. (a)	4,238	8,264
William Lyon Homes, Inc. (a)	37,718	1,166,618
Zagg, Inc. (a)(d)	72,915	315,722
		153,256,002
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	630,506
Blue Nile, Inc. (a)(d)	48,330	1,700,733
CafePress, Inc. (a)	18,875	107,021
dELiA*s, Inc. (a)(d)	110,057	118,862
FTD Companies, Inc. (a)(d)	66,872	2,077,044
Gaiam, Inc. Class A (a)	35,599	229,258
Geeknet, Inc. (a)	16,239	236,440
Groupon, Inc. Class A (a)(d)	1,235,521	10,267,180
HomeAway, Inc. (a)(d)	209,635	9,615,957
HSN, Inc.	114,107	6,544,036
Liberty Interactive Corp.:
(Venture Group) Series A (a)	117,978	16,813,045
Series A (a)	1,569,149	45,819,151
NutriSystem, Inc.	94,402	1,389,597
Orbitz Worldwide, Inc. (a)	100,772	973,458
Overstock.com, Inc. (a)(d)	48,655	957,044
PetMed Express, Inc. (d)	64,034	883,669
RetailMeNot, Inc.	31,905	1,332,672
Shutterfly, Inc. (a)(d)	125,827	6,865,121
U.S. Auto Parts Network, Inc. (a)	28,450	58,607
ValueVision Media, Inc. Class A (a)	136,770	764,544
Vitacost.com, Inc. (a)(d)	57,854	431,012
zulily, Inc. (d)	39,463	2,698,875
		110,513,832
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	47,692	2,232,939
Black Diamond, Inc. (a)(d)	70,114	741,806
Brunswick Corp.	299,098	13,396,599
Callaway Golf Co.	252,931	2,129,679
Escalade, Inc.	11,862	139,141
JAKKS Pacific, Inc. (d)	56,230	402,607
Johnson Outdoors, Inc. Class A	15,962	352,122
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	1,517,516
Marine Products Corp.	22,297	189,747
Nautilus, Inc. (a)	95,784	803,628
Polaris Industries, Inc.	208,717	27,974,340
Smith & Wesson Holding Corp. (a)(d)	225,106	2,588,719
Sturm, Ruger & Co., Inc. (d)	64,180	4,090,833
Summer Infant, Inc. (a)	37,416	69,220
		56,628,896

	Shares	Value
Media - 3.0%
A.H. Belo Corp. Class A	47,589	$ 525,383
AMC Networks, Inc. Class A (a)	197,619	15,022,996
Ballantyne of Omaha, Inc. (a)	47,765	221,152
Beasley Broadcast Group, Inc. Class A	5,286	47,468
Carmike Cinemas, Inc. (a)	81,336	2,419,746
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	1,197,305
Charter Communications, Inc. Class A (a)	222,361	28,188,704
Cinemark Holdings, Inc.	345,085	10,152,401
Clear Channel Outdoor Holding, Inc. Class A	134,797	1,354,710
Crown Media Holdings, Inc. Class A (a)(d)	89,832	300,937
Cumulus Media, Inc. Class A (a)	339,494	2,227,081
Digital Cinema Destinations Co. (a)	8,182	45,819
DISH Network Corp. Class A (a)	697,096	41,017,129
DreamWorks Animation SKG, Inc. Class A (a)	236,110	7,062,050
E.W. Scripps Co. Class A (a)	110,895	2,175,760
Emmis Communications Corp. Class A (a)	80,456	252,632
Entercom Communications Corp. Class A (a)(d)	55,913	552,980
Entravision Communication Corp. Class A	226,807	1,503,730
FAB Universal Corp. (a)(d)	52,613	161,522
Gray Television, Inc. (a)	162,058	1,904,182
Harte-Hanks, Inc.	168,026	1,342,528
Hemisphere Media Group, Inc. (a)(d)	13,887	154,701
Insignia Systems, Inc. (a)	22,896	71,436
John Wiley & Sons, Inc. Class A	163,947	9,513,844
Journal Communications, Inc. Class A (a)	139,138	1,275,895
Lamar Advertising Co. Class A (a)	211,052	11,314,498
Lee Enterprises, Inc. (a)(d)	166,014	853,312
Liberty Global PLC Class A (a)(d)	1,233,594	106,767,561
Liberty Media Corp. Class A (a)	331,692	45,494,875
Live Nation Entertainment, Inc. (a)	474,363	10,763,296
Loral Space & Communications Ltd. (a)	49,449	3,907,460
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	454,816
Media General, Inc. Class A (a)(d)	69,425	1,316,992
Meredith Corp.	122,000	5,709,600
Morningstar, Inc.	76,494	6,399,488
National CineMedia, Inc.	209,473	3,217,505
Nexstar Broadcasting Group, Inc. Class A (d)	95,400	4,071,672
NTN Communications, Inc. (a)	49,847	28,493
Radio One, Inc. Class D (non-vtg.) (a)	89,989	447,245
ReachLocal, Inc. (a)(d)	35,865	379,452
Reading International, Inc. Class A (a)	33,132	245,839
Regal Entertainment Group Class A (d)	267,938	4,930,059
Rentrak Corp. (a)	36,764	2,356,940
RLJ Entertainment, Inc. (a)	42,349	186,336
Saga Communications, Inc. Class A	11,404	557,770
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A	20,080	$ 182,527
Scholastic Corp.	93,383	3,294,552
SFX Entertainment, Inc. (d)	74,713	641,785
Sinclair Broadcast Group, Inc. Class A	243,124	7,201,333
Sirius XM Holdings, Inc. (a)(d)	9,987,802	36,055,965
Sizmek, Inc. (a)(d)	83,242	1,031,368
Spanish Broadcasting System, Inc. Class A (a)	17,489	75,552
SPAR Group, Inc. (a)	4,346	8,562
Starz - Liberty Capital Series A (a)	312,351	9,988,985
The Madison Square Garden Co. Class A (a)	206,437	11,768,973
The McClatchy Co. Class A (a)(d)	208,390	1,106,551
The New York Times Co. Class A (d)	434,888	7,140,861
Value Line, Inc.	1,396	20,912
World Wrestling Entertainment, Inc. Class A	105,315	2,413,820
		419,027,046
Multiline Retail - 0.2%
Big Lots, Inc. (a)(d)	195,109	5,765,471
Burlington Stores, Inc.	49,352	1,344,842
Dillard's, Inc. Class A	79,764	7,384,551
Fred's, Inc. Class A	123,849	2,468,311
Gordmans Stores, Inc.	23,635	150,082
J.C. Penney Co., Inc. (a)(d)	1,002,259	7,296,446
Sears Holdings Corp. (a)(d)	145,081	6,492,375
The Bon-Ton Stores, Inc. (d)	31,972	347,216
Tuesday Morning Corp. (a)	123,106	1,925,378
		33,174,672
Specialty Retail - 3.0%
Aarons, Inc. Class A	249,123	7,655,550
Abercrombie & Fitch Co. Class A	250,585	9,930,684
Advance Auto Parts, Inc.	242,026	30,824,431
Aeropostale, Inc. (a)(d)	259,054	1,901,456
America's Car Mart, Inc. (a)(d)	28,636	1,037,769
American Eagle Outfitters, Inc.	563,431	8,186,652
ANN, Inc. (a)	150,919	5,380,262
Appliance Recycling Centers of America, Inc. (a)	2,967	8,753
Asbury Automotive Group, Inc. (a)	103,543	5,264,126
Ascena Retail Group, Inc. (a)	427,994	7,828,010
Barnes & Noble, Inc. (a)(d)	129,563	2,482,427
bebe stores, Inc.	123,042	746,865
Big 5 Sporting Goods Corp.	67,233	1,020,597
Body Central Corp. (a)(d)	37,768	117,836
Books-A-Million, Inc. (a)(d)	28,953	65,144
Brown Shoe Co., Inc.	144,261	3,545,935
Build-A-Bear Workshop, Inc. (a)	42,241	326,945
Cabela's, Inc. Class A (a)(d)	152,592	10,119,901
Cache, Inc. (a)	37,741	200,027
Chico's FAS, Inc.	523,459	8,652,777

	Shares	Value
Christopher & Banks Corp. (a)	115,035	$ 766,133
Citi Trends, Inc. (a)	51,244	840,402
Coldwater Creek, Inc. (a)(d)	41,025	32,123
Conn's, Inc. (a)(d)	81,268	2,909,394
CST Brands, Inc.	250,104	8,135,883
Destination Maternity Corp.	38,764	1,094,695
Destination XL Group, Inc. (a)	127,750	728,175
Dick's Sporting Goods, Inc.	330,841	17,756,236
Dover Saddlery, Inc. (a)	1,537	8,292
DSW, Inc. Class A	241,797	9,304,349
Express, Inc. (a)	281,732	5,152,878
Finish Line, Inc. Class A	158,333	4,278,158
Five Below, Inc. (a)(d)	153,992	5,934,852
Foot Locker, Inc.	489,694	20,425,137
Francesca's Holdings Corp. (a)(d)	141,202	2,763,323
Genesco, Inc. (a)(d)	79,494	5,902,430
GNC Holdings, Inc.	311,521	14,491,957
Group 1 Automotive, Inc.	69,849	4,663,119
Guess?, Inc.	204,424	6,202,224
Hastings Entertainment, Inc. (a)	13,630	27,124
Haverty Furniture Companies, Inc.	67,771	1,975,525
hhgregg, Inc. (a)(d)	51,212	542,335
Hibbett Sports, Inc. (a)(d)	89,175	5,112,403
Jos. A. Bank Clothiers, Inc. (a)(d)	90,911	5,643,755
Kirkland's, Inc. (a)	53,316	942,627
Lithia Motors, Inc. Class A (sub. vtg.)	75,277	4,774,067
Lumber Liquidators Holdings, Inc. (a)(d)	91,038	9,766,557
MarineMax, Inc. (a)(d)	78,241	1,126,670
Mattress Firm Holding Corp. (a)(d)	54,318	2,367,722
Monro Muffler Brake, Inc. (d)	102,892	6,139,566
Murphy U.S.A., Inc.	146,243	5,931,616
New York & Co., Inc. (a)	101,159	448,134
Office Depot, Inc. (a)(d)	1,580,700	7,792,851
Outerwall, Inc. (a)(d)	91,690	6,485,234
Pacific Sunwear of California, Inc. (a)	152,515	436,193
Penske Automotive Group, Inc.	149,572	6,474,972
Perfumania Holdings, Inc. (a)	10,679	66,744
Pier 1 Imports, Inc.	346,476	6,555,326
RadioShack Corp. (a)(d)	360,003	964,808
Rent-A-Center, Inc.	179,370	4,509,362
Restoration Hardware Holdings, Inc. (a)	89,564	6,065,274
Sally Beauty Holdings, Inc. (a)	461,023	13,231,360
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	1,118,836
Select Comfort Corp. (a)(d)	182,933	3,303,770
Shoe Carnival, Inc.	52,398	1,353,964
Signet Jewelers Ltd.	265,981	25,414,485
Sonic Automotive, Inc. Class A (sub. vtg.)	113,026	2,685,498
Stage Stores, Inc.	107,717	2,132,797
Stein Mart, Inc.	98,915	1,344,255
Systemax, Inc. (a)	25,296	297,734
Tandy Leather Factory, Inc. (a)	3,074	29,695
The Buckle, Inc. (d)	98,501	4,468,990
The Cato Corp. Class A (sub. vtg.)	93,688	2,629,822
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc.	76,274	$ 4,131,763
The Container Store Group, Inc. (d)	41,471	1,485,077
The Men's Wearhouse, Inc.	150,199	8,079,204
The Pep Boys - Manny, Moe & Jack (a)	186,870	2,352,693
Tile Shop Holdings, Inc. (a)(d)	81,131	1,251,040
Tilly's, Inc. (a)	34,668	414,629
Trans World Entertainment Corp.	29,120	121,722
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	213,106	19,113,477
Vitamin Shoppe, Inc. (a)	100,996	4,725,603
West Marine, Inc. (a)	34,107	425,655
Wet Seal, Inc. Class A (a)	314,133	596,853
Williams-Sonoma, Inc.	291,357	16,968,632
Winmark Corp.	7,287	575,964
Zale Corp. (a)	107,361	2,332,955
Zumiez, Inc. (a)	76,306	1,813,031
		423,234,276
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	196,695	141,640
Carter's, Inc.	178,025	13,410,623
Charles & Colvard Ltd. (a)	45,090	184,418
Cherokee, Inc.	28,809	409,664
Columbia Sportswear Co. (d)	45,436	3,775,277
Crocs, Inc. (a)	290,134	4,418,741
Crown Crafts, Inc.	2,227	20,488
Culp, Inc.	19,568	377,271
Deckers Outdoor Corp. (a)(d)	113,251	8,420,212
Delta Apparel, Inc. (a)	17,128	277,302
DGSE Companies, Inc. (a)(d)	6,929	16,907
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	31,623
G-III Apparel Group Ltd. (a)	54,426	3,782,063
Hanesbrands, Inc.	328,386	24,064,126
Iconix Brand Group, Inc. (a)(d)	168,100	6,764,344
Joe's Jeans, Inc. (a)(d)	173,010	243,944
Kate Spade & Co. (a)	405,968	13,892,225
Lakeland Industries, Inc. (a)	25,549	166,579
lululemon athletica, Inc. (a)(d)	354,843	17,852,151
Movado Group, Inc.	64,810	2,551,570
Oxford Industries, Inc.	49,939	3,908,226
Perry Ellis International, Inc. (a)	47,883	667,968
Quiksilver, Inc. (a)(d)	451,488	3,521,606
R.G. Barry Corp.	22,932	424,701
Rocky Brands, Inc.	16,536	227,535
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	137,965	4,653,559
Steven Madden Ltd. (a)	194,277	7,081,397
Superior Uniform Group, Inc.	5,649	94,169
The Jones Group, Inc.	247,683	3,700,384
Tumi Holdings, Inc. (a)	172,727	3,827,630

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	266,466	$ 30,150,628
Unifi, Inc. (a)	51,404	1,271,735
Vera Bradley, Inc. (a)(d)	83,488	2,212,432
Vince Holding Corp.	36,383	982,341
Wolverine World Wide, Inc. (d)	336,421	8,868,058
		172,393,537
TOTAL CONSUMER DISCRETIONARY		2,224,681,240
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	29,160	6,903,630
Coca-Cola Bottling Co. Consolidated	16,170	1,223,099
Craft Brew Alliance, Inc. (a)	22,005	359,342
Crystal Rock Holdings, Inc. (a)	4,384	5,480
MGP Ingredients, Inc.	21,690	123,199
National Beverage Corp.	48,005	1,010,025
Primo Water Corp. (a)	56,566	183,274
REED'S, Inc. (a)	9,804	75,491
		9,883,540
Food & Staples Retailing - 0.6%
Andersons, Inc.	90,564	4,966,530
Casey's General Stores, Inc.	128,096	8,773,295
Chefs' Warehouse Holdings (a)(d)	70,559	1,640,497
Crumbs Bake Shop, Inc. (a)(d)	21,400	14,563
Fairway Group Holdings Corp. (d)	42,643	332,615
Fresh Market, Inc. (a)(d)	133,802	4,482,367
Ingles Markets, Inc. Class A	40,864	959,487
Liberator Medical Holdings, Inc. (d)	136,818	615,681
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	29,349	1,195,678
PriceSmart, Inc.	58,985	6,000,544
Rite Aid Corp. (a)	2,963,139	19,527,086
Roundy's, Inc.	107,362	659,203
Spartan Stores, Inc.	132,984	3,004,109
Sprouts Farmers Market LLC	132,201	5,158,483
SUPERVALU, Inc. (a)(d)	672,397	4,350,409
Susser Holdings Corp. (a)(d)	60,865	3,687,202
The Pantry, Inc. (a)	91,715	1,383,062
United Natural Foods, Inc. (a)	165,813	12,001,545
Village Super Market, Inc. Class A	15,258	418,222
Weis Markets, Inc.	41,677	2,102,188
		81,272,766
Food Products - 1.8%
Alico, Inc.	8,218	311,955
Annie's, Inc. (a)(d)	60,400	2,263,792
B&G Foods, Inc. Class A	180,727	5,414,581
Boulder Brands, Inc. (a)(d)	196,281	2,952,066
Bunge Ltd.	478,113	38,062,576
Cal-Maine Foods, Inc.	55,257	2,904,860
Calavo Growers, Inc.	43,985	1,369,693
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	152,765	$ 1,671,249
Coffee Holding Co., Inc. (a)	4,500	27,585
Darling International, Inc. (a)	533,810	10,772,286
Dean Foods Co. (d)	301,086	4,453,062
Diamond Foods, Inc. (a)(d)	73,051	2,098,025
Farmer Brothers Co. (a)	17,793	375,076
Flowers Foods, Inc.	587,606	12,087,055
Fresh Del Monte Produce, Inc.	130,882	3,463,138
Golden Enterprises Ltd.	2,595	11,159
Green Mountain Coffee Roasters, Inc. (d)	436,821	47,954,209
Griffin Land & Nurseries, Inc.	6,082	186,292
Hillshire Brands Co.	403,740	15,160,437
Ingredion, Inc.	250,264	16,477,382
Inventure Foods, Inc. (a)	25,815	358,570
J&J Snack Foods Corp.	52,992	4,921,897
John B. Sanfilippo & Son, Inc.	24,690	598,733
Lancaster Colony Corp.	70,760	6,382,552
Lifeway Foods, Inc. (d)	17,769	255,163
Limoneira Co. (d)	31,411	661,516
Omega Protein Corp. (a)	65,292	709,724
Pilgrims Pride Corp. (a)(d)	197,595	3,463,840
Pinnacle Foods, Inc.	187,064	5,297,652
Post Holdings, Inc. (a)(d)	109,272	6,241,617
Rocky Mountain Chocolate Factory, Inc.	795	9,437
S&W Seed Co. (a)(d)	19,822	125,473
Sanderson Farms, Inc.	68,298	5,248,018
Seaboard Corp. (a)	1,177	2,983,730
Seneca Foods Corp. Class A (a)	22,104	669,309
Snyders-Lance, Inc.	171,540	4,647,019
The Hain Celestial Group, Inc. (a)(d)	156,487	13,974,289
Tootsie Roll Industries, Inc. (d)	80,752	2,349,883
TreeHouse Foods, Inc. (a)(d)	120,634	8,596,379
WhiteWave Foods Co. (a)	573,744	16,236,955
		251,748,234
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	136,630	1,005,597
Church & Dwight Co., Inc.	453,005	30,795,280
Energizer Holdings, Inc.	203,901	19,847,723
Harbinger Group, Inc. (a)	120,650	1,369,378
Ocean Bio-Chem, Inc. (a)	20,307	58,890
Oil-Dri Corp. of America	15,023	498,764
Orchids Paper Products Co.	28,220	950,167
Spectrum Brands Holdings, Inc.	71,652	5,589,573
WD-40 Co.	50,695	3,696,172
		63,811,544
Personal Products - 0.3%
CCA Industries, Inc.	3,083	9,804
Coty, Inc. Class A (d)	202,981	3,014,268
Cyanotech Corp. (a)	3,808	23,038

	Shares	Value
Elizabeth Arden, Inc. (a)(d)	90,496	$ 2,766,463
Herbalife Ltd. (d)	275,038	18,317,531
IGI Laboratories, Inc. (a)	30,015	124,562
Inter Parfums, Inc.	62,362	2,095,987
LifeVantage Corp. (a)(d)	379,647	504,931
Mannatech, Inc. (a)	3,529	60,699
MediFast, Inc. (a)(d)	48,925	1,288,685
Natural Alternatives International, Inc. (a)	20,104	106,953
Nature's Sunshine Products, Inc.	25,452	384,580
Nu Skin Enterprises, Inc. Class A	196,647	16,423,957
Nutraceutical International Corp. (a)	24,021	629,110
Reliv International, Inc.	10,690	23,090
Revlon, Inc. (a)	42,260	997,759
Star Scientific, Inc. (a)(d)	503,999	448,509
Synutra International, Inc. (a)(d)	18,499	135,413
The Female Health Co. (d)	57,839	399,667
United-Guardian, Inc.	5,269	146,794
USANA Health Sciences, Inc. (a)(d)	23,842	1,744,519
		49,646,319
Tobacco - 0.1%
Alliance One International, Inc. (a)	300,348	807,936
Universal Corp. (d)	77,461	4,465,627
Vector Group Ltd. (d)	215,169	4,202,251
		9,475,814
TOTAL CONSUMER STAPLES		465,838,217
ENERGY - 6.0%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	189,231	8,967,657
Basic Energy Services, Inc. (a)(d)	97,645	2,328,833
Bolt Technology Corp.	27,943	561,934
Bristow Group, Inc.	119,830	9,298,808
C&J Energy Services, Inc. (a)(d)	156,985	4,058,062
Cal Dive International, Inc. (a)(d)	284,336	503,275
Carbo Ceramics, Inc. (d)	65,328	8,103,938
Core Laboratories NV	149,801	28,170,078
Dawson Geophysical Co.	24,309	697,668
Dresser-Rand Group, Inc. (a)	248,572	13,504,917
Dril-Quip, Inc. (a)	134,770	14,495,861
ENGlobal Corp. (a)	44,577	72,215
Era Group, Inc. (a)	62,838	1,775,174
Exterran Holdings, Inc.	192,871	7,901,925
Forbes Energy Services Ltd. (a)	24,064	97,940
Forum Energy Technologies, Inc. (a)	189,033	4,895,955
Frank's International NV	110,623	2,615,128
Geospace Technologies Corp. (a)(d)	42,504	3,263,032
Global Geophysical Services, Inc. (a)(d)	67,238	94,133
GreenHunter Energy, Inc. (a)(d)	33,031	35,013
Gulf Island Fabrication, Inc.	43,462	911,398
Gulfmark Offshore, Inc. Class A	86,906	4,122,821
Helix Energy Solutions Group, Inc. (a)	334,224	7,901,055
Hercules Offshore, Inc. (a)	544,655	2,592,558
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc. (a)	106,861	$ 4,569,376
ION Geophysical Corp. (a)(d)	451,417	1,837,267
Key Energy Services, Inc. (a)	445,865	4,030,620
Matrix Service Co. (a)	89,548	2,898,669
McDermott International, Inc. (a)(d)	775,119	6,456,741
Mitcham Industries, Inc. (a)	33,864	487,303
Natural Gas Services Group, Inc. (a)	42,549	1,382,843
Newpark Resources, Inc. (a)(d)	285,013	3,169,345
Nuverra Environmental Solutions, Inc. (a)(d)	49,849	847,433
Oceaneering International, Inc.	353,224	25,283,774
Oil States International, Inc. (a)	179,226	17,012,132
Parker Drilling Co. (a)	401,755	3,242,163
Patterson-UTI Energy, Inc.	476,596	13,873,710
PHI, Inc. (non-vtg.) (a)	37,596	1,511,359
Pioneer Energy Services Corp. (a)	219,417	2,501,354
RigNet, Inc. (a)	35,362	1,691,011
RPC, Inc. (d)	207,837	3,826,279
SEACOR Holdings, Inc. (a)(d)	65,838	5,824,029
Superior Energy Services, Inc.	528,300	15,632,397
Synthesis Energy Systems, Inc. (a)	189,821	313,205
Tesco Corp. (a)	108,916	2,066,137
TETRA Technologies, Inc. (a)	259,787	3,117,444
TGC Industries, Inc.	38,640	247,296
Tidewater, Inc.	163,672	7,974,100
Unit Corp. (a)	157,348	9,661,167
Vantage Drilling Co. (a)(d)	693,926	1,214,371
Weatherford International Ltd. (a)	2,543,594	42,401,712
Willbros Group, Inc. (a)	147,556	1,457,853
		311,500,468
Oil, Gas & Consumable Fuels - 3.8%
Abraxas Petroleum Corp. (a)(d)	313,135	1,055,265
Adams Resources & Energy, Inc.	9,909	729,302
Alon U.S.A. Energy, Inc.	82,812	1,108,853
Alpha Natural Resources, Inc. (a)(d)	720,455	3,868,843
American Eagle Energy Corp. (a)	29,846	57,901
Amyris, Inc. (a)(d)	109,799	501,781
Antero Resources Corp.	122,422	7,386,943
APCO Oil and Gas International, Inc. (a)	49,691	710,084
Approach Resources, Inc. (a)(d)	124,387	2,770,098
Arch Coal, Inc. (d)	713,323	3,252,753
Ardmore Shipping Corp. (d)	39,534	513,151
Athlon Energy, Inc.	114,586	4,258,016
Barnwell Industries, Inc. (a)	11,298	32,312
Bill Barrett Corp. (a)(d)	163,644	4,146,739
BioFuel Energy Corp. (a)(d)	12,280	35,735
Bonanza Creek Energy, Inc. (a)(d)	97,380	4,866,079
BPZ Energy, Inc. (a)(d)	372,244	766,823
Callon Petroleum Co. (a)	147,830	1,000,809
Carrizo Oil & Gas, Inc. (a)(d)	135,804	6,754,891
Ceres, Inc. (a)(d)	30,062	42,989

	Shares	Value
Cheniere Energy, Inc. (a)	728,638	$ 36,016,576
Cimarex Energy Co.	287,770	33,297,867
Clayton Williams Energy, Inc. (a)	21,381	2,073,957
Clean Energy Fuels Corp. (a)(d)	236,563	1,980,032
Cloud Peak Energy, Inc. (a)	205,532	3,987,321
Cobalt International Energy, Inc. (a)	987,614	19,041,198
Comstock Resources, Inc.	152,811	3,019,545
Concho Resources, Inc. (a)	348,976	42,271,463
Contango Oil & Gas Co. (a)	54,222	2,571,207
Continental Resources, Inc. (a)(d)	142,154	16,990,246
Crosstex Energy, Inc.	149,064	6,205,534
CVR Energy, Inc. (d)	52,267	2,056,706
Delek U.S. Holdings, Inc.	124,667	3,460,756
DHT Holdings, Inc.	179,426	1,406,700
Diamondback Energy, Inc. (a)(d)	133,637	8,596,868
Double Eagle Petroleum Co. (a)	27,291	58,676
Earthstone Energy, Inc. (a)	4,213	92,812
Emerald Oil, Inc. (a)	203,832	1,561,353
Endeavour International Corp. (a)(d)	148,049	719,518
Energen Corp.	239,351	19,253,394
Energy XXI (Bermuda) Ltd.	249,028	5,767,488
EPL Oil & Gas, Inc. (a)	120,207	3,618,231
Evolution Petroleum Corp.	68,734	893,542
EXCO Resources, Inc. (d)	572,041	2,986,054
FieldPoint Petroleum Corp. (a)	9,981	45,713
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	7,785
Forest Oil Corp. (a)	391,009	785,928
FX Energy, Inc. (a)(d)	156,740	587,775
Gasco Energy, Inc. (a)	14	0
Gastar Exploration, Inc. (a)	187,114	1,193,787
Gevo, Inc. (a)	159,386	216,765
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	118,604	1,615,386
Green Plains Renewable Energy, Inc.	76,943	2,033,603
Gulfport Energy Corp. (a)	279,422	18,469,794
Halcon Resources Corp. (a)(d)	875,442	3,335,434
Hallador Energy Co.	22,224	181,126
Harvest Natural Resources, Inc. (a)(d)	143,319	601,940
HollyFrontier Corp.	660,507	30,099,304
Houston American Energy Corp. (a)	98,796	36,594
Hyperdynamics Corp. (a)(d)	66,951	362,874
Isramco, Inc. (a)(d)	2,413	346,217
James River Coal Co. (a)(d)	122,505	90,654
Jones Energy, Inc.	42,997	671,613
KiOR, Inc. Class A (a)(d)	74,649	104,509
Kodiak Oil & Gas Corp. (a)	879,259	10,384,049
Kosmos Energy Ltd. (a)	384,441	4,221,162
Laredo Petroleum Holdings, Inc. (a)(d)	196,262	5,120,476
Lilis Energy, Inc. (a)	5,111	16,355
Lucas Energy, Inc. (a)	25,312	23,578
Magellan Petroleum Corp. (a)	109,622	146,893
Magnum Hunter Resources Corp. (a)(d)	548,526	4,602,133
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	$ 19,543
Matador Resources Co. (a)(d)	184,920	4,486,159
Mexco Energy Corp. (a)	2,175	19,140
Midstates Petroleum Co., Inc. (a)(d)	114,326	504,178
Miller Energy Resources, Inc. (a)(d)	137,671	955,437
Northern Oil & Gas, Inc. (a)(d)	212,435	2,957,095
Oasis Petroleum, Inc. (a)	315,514	13,746,945
Pacific Ethanol, Inc. (a)	59,602	814,759
Panhandle Royalty Co. Class A	15,804	584,116
PBF Energy, Inc. Class A	185,646	4,678,279
PDC Energy, Inc. (a)(d)	117,112	7,276,169
Penn Virginia Corp. (a)(d)	180,541	2,735,196
Petroquest Energy, Inc. (a)	184,191	871,223
PostRock Energy Corp. (a)	17,510	22,763
PrimeEnergy Corp. (a)	1,965	97,661
Pyramid Oil Co. (a)	7,060	48,643
Quicksilver Resources, Inc. (a)(d)	441,131	1,442,498
Renewable Energy Group, Inc. (a)(d)	75,100	876,417
Rentech, Inc. (a)	810,143	1,523,069
Resolute Energy Corp. (a)(d)	207,547	1,934,338
Rex American Resources Corp. (a)	20,943	998,562
Rex Energy Corp. (a)(d)	150,832	2,865,808
Ring Energy, Inc. (a)	12,462	171,851
Rosetta Resources, Inc. (a)(d)	199,831	8,866,501
Royale Energy, Inc. (a)(d)	17,323	48,851
Sanchez Energy Corp. (a)(d)	145,553	4,336,024
SandRidge Energy, Inc. (a)(d)	1,201,026	7,746,618
Saratoga Resources, Inc. (a)	38,209	51,964
SemGroup Corp. Class A	137,901	9,283,495
SM Energy Co.	221,938	16,367,928
Solazyme, Inc. (a)(d)	161,875	1,986,206
Stone Energy Corp. (a)(d)	168,818	6,067,319
Swift Energy Co. (a)(d)	152,498	1,524,980
Synergy Resources Corp. (a)	233,774	2,475,667
Syntroleum Corp. (a)(d)	21,880	87,301
Targa Resources Corp.	94,329	9,127,274
Teekay Corp.	129,554	7,740,852
Tengasco, Inc. (a)	63,216	25,925
TransAtlantic Petroleum Ltd. (a)	111,284	89,027
Triangle Petroleum Corp. (a)(d)	200,315	1,794,822
U.S. Energy Corp. (a)	91,127	364,508
Ultra Petroleum Corp. (a)(d)	504,286	12,687,836
Uranium Energy Corp. (a)(d)	267,406	486,679
Uranium Resources, Inc. (a)(d)	43,869	140,819
USEC, Inc. (a)(d)	15,552	85,692
VAALCO Energy, Inc. (a)(d)	208,727	1,390,122
W&T Offshore, Inc.	130,520	1,966,936
Warren Resources, Inc. (a)	249,928	1,107,181
Western Refining, Inc. (d)	177,022	6,452,452
Westmoreland Coal Co. (a)	46,315	1,046,719

	Shares	Value
Whiting Petroleum Corp. (a)	393,733	$ 27,053,394
World Fuel Services Corp.	248,189	11,173,469
ZaZa Energy Corp. (a)(d)	90,988	83,691
Zion Oil & Gas, Inc. (a)(d)	112,487	186,728
		538,564,687
TOTAL ENERGY		850,065,155
FINANCIALS - 21.5%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	171,184	32,191,151
Arlington Asset Investment Corp. (d)	49,499	1,312,713
Artisan Partners Asset Management, Inc.	61,338	3,874,721
BGC Partners, Inc. Class A	572,665	3,894,122
Calamos Asset Management, Inc. Class A	63,145	753,320
CIFI Corp.	13,714	108,341
Cohen & Steers, Inc. (d)	64,487	2,438,253
Cowen Group, Inc. Class A (a)	378,186	1,618,636
Diamond Hill Investment Group, Inc.	7,229	848,323
Eaton Vance Corp. (non-vtg.)	387,046	14,645,821
Evercore Partners, Inc. Class A	106,659	5,934,507
FBR & Co. (a)	35,461	921,986
Federated Investors, Inc. Class B (non-vtg.) (d)	315,876	8,655,002
Financial Engines, Inc.	169,748	9,592,459
FXCM, Inc. Class A (d)	131,893	2,222,397
GAMCO Investors, Inc. Class A	14,987	1,169,885
GFI Group, Inc.	209,271	839,177
Gleacher & Co., Inc. (a)	9,266	102,760
Greenhill & Co., Inc.	87,741	4,673,963
HFF, Inc.	120,005	3,828,160
ICG Group, Inc. (a)	122,256	2,485,464
Institutional Financial Markets, Inc.	16,813	41,360
INTL FCStone, Inc. (a)(d)	50,495	918,504
Investment Technology Group, Inc. (a)	123,406	2,132,456
Janus Capital Group, Inc. (d)	495,666	5,546,503
JMP Group, Inc.	44,707	328,596
KCG Holdings, Inc. Class A	337,844	4,016,965
Ladenburg Thalmann Financial Services, Inc. (a)	294,559	821,820
LPL Financial	261,852	14,056,215
Manning & Napier, Inc. Class A	42,186	619,712
Marcus & Millichap, Inc.	40,476	678,783
Medallion Financial Corp.	68,389	994,376
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	892,354
Piper Jaffray Companies (a)(d)	58,981	2,471,304
Pzena Investment Management, Inc.	50,731	586,450
Raymond James Financial, Inc.	402,242	21,230,333
RCS Capital Corp. Class A	5,235	119,149
Safeguard Scientifics, Inc. (a)(d)	76,767	1,505,401
SEI Investments Co.	476,702	16,002,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Silvercrest Asset Management Group Class A	16,670	$ 280,223
Stifel Financial Corp. (a)(d)	203,928	9,806,898
SWS Group, Inc. (a)	96,417	785,799
TD Ameritrade Holding Corp.	778,984	26,041,435
Teton Advisors, Inc. (a)	145	4,713
U.S. Global Investments, Inc. Class A	36,632	131,143
Virtus Investment Partners, Inc. (a)	23,713	4,390,699
Waddell & Reed Financial, Inc. Class A	279,988	19,515,164
Walter Investment Management Corp. (a)(d)	123,473	3,154,735
Westwood Holdings Group, Inc.	21,548	1,226,297
WisdomTree Investments, Inc. (a)(d)	328,844	5,123,390
		245,534,824
Commercial Banks - 4.7%
1st Source Corp.	47,766	1,490,299
1st United Bancorp, Inc.	71,684	551,967
Access National Corp.	15,817	266,516
ACNB Corp. (d)	11,654	218,396
Ameriana Bancorp	2,223	30,900
American National Bankshares, Inc.	18,331	411,714
American River Bankshares (a)	3,552	35,129
Ameris Bancorp (a)	82,350	1,732,644
AmeriServ Financial, Inc.	14,728	46,982
Ames National Corp.	16,110	358,931
Arrow Financial Corp.	40,467	1,056,593
Associated Banc-Corp.	583,660	9,741,285
Auburn National Bancorp., Inc.	2,289	55,623
BancFirst Corp.	24,757	1,362,378
Bancorp, Inc., Delaware (a)	129,188	2,473,950
BancorpSouth, Inc.	276,510	6,616,884
Bank of Hawaii Corp.	151,832	8,874,580
Bank of Kentucky Financial Corp.	10,625	372,831
Bank of Marin Bancorp	15,657	692,509
Bank of the Ozarks, Inc.	112,081	7,108,177
BankUnited, Inc.	283,087	9,477,753
Banner Bank	75,557	2,998,857
Bar Harbor Bankshares	9,461	359,518
Baylake Corp.	5,875	73,438
BBCN Bancorp, Inc.	287,266	4,889,267
BCB Bancorp, Inc.	9,297	123,464
BNC Bancorp (d)	76,230	1,328,689
BOK Financial Corp.	92,125	5,963,251
Boston Private Financial Holdings, Inc.	288,220	3,758,389
Bridge Bancorp, Inc.	30,474	802,380
Bridge Capital Holdings (a)	23,080	512,838
Bryn Mawr Bank Corp.	25,285	720,370
BSB Bancorp, Inc. (a)	19,579	330,102
C & F Financial Corp.	6,736	246,538
Camden National Corp.	17,382	652,520

	Shares	Value
Capital Bank Financial Corp.:
rights (a)	10,774	$ 0
Series A (a)	170,724	3,926,652
Capital City Bank Group, Inc. (d)	33,531	475,470
CapitalSource, Inc.	661,961	9,730,827
Cardinal Financial Corp.	103,936	1,791,857
Cascade Bancorp (a)(d)	30,976	151,163
Cathay General Bancorp	256,474	6,517,004
Center Bancorp, Inc.	41,583	773,860
Centerstate Banks of Florida, Inc.	94,937	1,037,661
Central Pacific Financial Corp.	124,369	2,453,800
Central Valley Community Bancorp	8,755	101,208
Century Bancorp, Inc. Class A (non-vtg.)	7,814	280,523
Chemical Financial Corp.	110,706	3,264,720
Chemung Financial Corp.	11,097	324,809
CIT Group, Inc.	659,699	32,114,147
Citizens & Northern Corp.	30,086	599,313
Citizens Holding Co.	2,280	41,906
City Holding Co. (d)	58,474	2,589,229
City National Corp.	156,768	11,730,949
CNB Financial Corp., Pennsylvania	24,450	450,125
CoBiz, Inc.	133,405	1,488,800
Colony Bankcorp, Inc. (a)	4,518	27,786
Columbia Banking Systems, Inc.	193,061	5,062,059
Commerce Bancshares, Inc.	284,515	12,706,440
Community Bank System, Inc.	176,437	6,427,600
Community Trust Bancorp, Inc.	52,840	2,092,464
CommunityOne Bancorp (a)(d)	21,639	238,245
CU Bancorp (a)	16,798	303,372
Cullen/Frost Bankers, Inc.	175,898	13,129,027
CVB Financial Corp.	323,112	5,030,854
Eagle Bancorp, Inc., Maryland	81,397	2,788,661
East West Bancorp, Inc.	486,885	17,376,926
Eastern Virginia Bankshares, Inc. (a)	3,557	24,188
Enterprise Bancorp, Inc.	14,913	287,075
Enterprise Financial Services Corp.	58,302	1,091,413
Farmers Capital Bank Corp. (a)	21,180	414,916
Farmers National Banc Corp.	41,229	306,744
Fidelity Southern Corp.	42,096	604,920
Financial Institutions, Inc.	32,310	712,112
First Bancorp, North Carolina	41,814	765,196
First Bancorp, Puerto Rico (a)	367,628	1,915,342
First Busey Corp.	193,866	1,153,503
First Citizen Bancshares, Inc.	29,067	6,522,344
First Commonwealth Financial Corp.	341,940	2,913,329
First Community Bancshares, Inc.	40,060	671,005
First Connecticut Bancorp, Inc.	47,822	749,849
First Financial Bancorp, Ohio	253,298	4,316,198
First Financial Bankshares, Inc. (d)	109,188	6,603,690
First Financial Corp., Indiana	30,489	1,048,517
First Financial Holdings, Inc.	86,329	5,286,788
First Financial Service Corp. (a)	745	3,144
First Horizon National Corp.	761,724	9,117,836
First Internet Bancorp	1,845	42,417
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	80,392	$ 2,082,153
First Merchants Corp.	134,492	2,880,819
First Midwest Bancorp, Inc., Delaware	296,196	4,937,587
First Niagara Financial Group, Inc.	1,150,441	10,434,500
First of Long Island Corp.	17,771	690,581
First Republic Bank	411,169	21,368,453
First Security Group, Inc.	32,694	70,292
First South Bancorp, Inc., Virginia	39,689	346,088
First United Corp. (a)	14,602	112,581
Firstbank Corp., Michigan	12,755	234,054
FirstMerit Corp.	542,865	11,269,877
Flushing Financial Corp.	104,087	2,156,683
FNB Corp., Pennsylvania	551,647	6,724,577
Fulton Financial Corp.	674,238	8,299,870
German American Bancorp, Inc.	31,949	923,965
Glacier Bancorp, Inc.	243,311	6,751,880
Great Southern Bancorp, Inc.	22,484	645,291
Guaranty Bancorp	48,684	687,418
Hampton Roads Bankshares, Inc. (a)	275,254	456,922
Hancock Holding Co.	295,673	10,188,892
Hanmi Financial Corp.	118,757	2,782,477
Hawthorn Bancshares, Inc.	6,989	90,927
Heartland Financial U.S.A., Inc.	44,583	1,199,283
Heritage Commerce Corp.	57,846	467,974
Heritage Financial Corp., Washington	35,332	626,436
Heritage Oaks Bancorp (a)	59,207	473,064
Home Bancshares, Inc.	164,845	5,532,198
Home Federal Bancorp, Inc.	41,355	624,047
HomeTrust Bancshares, Inc. (a)	58,805	921,474
Horizon Bancorp Industries	16,035	348,601
Hudson Valley Holding Corp.	43,646	820,108
IBERIABANK Corp.	107,973	7,072,232
Independent Bank Corp. (a)	78,883	970,261
Independent Bank Corp., Massachusetts	94,643	3,481,916
Independent Bank Group, Inc.	12,518	672,717
International Bancshares Corp.	210,616	4,882,079
Intervest Bancshares Corp. Class A (a)(d)	47,999	355,673
Investors Bancorp, Inc.	220,213	5,840,049
Lakeland Bancorp, Inc.	90,484	1,022,469
Lakeland Financial Corp.	58,722	2,231,436
LCNB Corp. (d)	22,903	400,803
Macatawa Bank Corp. (d)	64,065	338,263
MainSource Financial Group, Inc.	47,324	817,285
MB Financial, Inc.	196,866	6,010,319
MBT Financial Corp. (a)	11,242	54,186
Mercantile Bank Corp.	19,339	392,582
Merchants Bancshares, Inc.	14,012	461,555
Metro Bancorp, Inc. (a)	42,825	840,227
Middleburg Financial Corp.	14,592	268,201
Midsouth Bancorp, Inc.	24,320	426,086
MidWestOne Financial Group, Inc.	16,620	433,450

	Shares	Value
Monarch Financial Holdings, Inc.	10,098	$ 118,954
MutualFirst Financial, Inc.	7,773	147,842
National Bank Holdings Corp.	165,480	3,248,372
National Bankshares, Inc. (d)	16,169	582,084
National Penn Bancshares, Inc.	448,215	4,840,722
NBT Bancorp, Inc.	184,680	4,336,286
NewBridge Bancorp (a)(d)	47,976	345,427
North Valley Bancorp (a)	24,641	573,396
Northeast Bancorp	15,002	139,519
Northrim Bancorp, Inc.	12,118	297,739
Norwood Financial Corp.	3,054	88,688
OBA Financial Services, Inc. (a)	5,103	94,303
OFG Bancorp (d)	149,770	2,396,320
Ohio Valley Banc Corp.	7,485	167,215
Old National Bancorp, Indiana	383,224	5,376,633
Old Second Bancorp, Inc. (a)(d)	34,774	172,479
OmniAmerican Bancorp, Inc.	32,753	713,033
Orrstown Financial Services, Inc. (a)	18,291	299,607
Pacific Continental Corp.	43,214	623,578
Pacific Mercantile Bancorp (a)	29,298	182,820
Pacific Premier Bancorp, Inc. (a)	35,923	571,176
PacWest Bancorp (d)	133,344	5,787,130
Park National Corp. (d)	52,197	4,074,498
Park Sterling Corp.	124,780	818,557
Patriot National Bancorp, Inc. (a)	14,022	17,528
Peapack-Gladstone Financial Corp.	21,894	407,228
Penns Woods Bancorp, Inc.	11,224	514,171
Peoples Bancorp of North Carolina	1,842	28,367
Peoples Bancorp, Inc.	20,954	512,744
Peoples Financial Corp., Mississippi (a)	7,232	97,632
Pinnacle Financial Partners, Inc.	116,895	4,217,572
Popular, Inc. (a)	344,493	9,849,055
Porter Bancorp, Inc. (a)	3,733	3,696
Preferred Bank, Los Angeles (a)	27,407	658,590
Premier Financial Bancorp, Inc.	6,092	85,410
PrivateBancorp, Inc.	217,626	6,280,686
Prosperity Bancshares, Inc.	186,499	11,807,252
QCR Holdings, Inc.	6,005	103,887
Renasant Corp.	112,407	3,266,547
Republic Bancorp, Inc., Kentucky Class A	30,943	745,417
Republic First Bancorp, Inc. (a)	44,636	164,260
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	16,693
S&T Bancorp, Inc.	97,041	2,238,736
S.Y. Bancorp, Inc.	39,985	1,193,152
Sandy Spring Bancorp, Inc.	80,527	1,910,906
SB Financial Group, Inc.	532	4,575
Seacoast Banking Corp., Florida (a)	75,186	810,505
Shore Bancshares, Inc. (a)	20,686	195,896
Sierra Bancorp	31,765	518,087
Signature Bank (a)(d)	157,568	20,630,378
Simmons First National Corp. Class A	52,680	1,876,988
Southern National Bancorp of Virginia, Inc.	12,282	122,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southside Bancshares, Inc.	54,624	$ 1,613,047
Southwest Bancorp, Inc., Oklahoma	58,607	1,030,897
State Bank Financial Corp.	129,459	2,203,392
Sterling Bancorp	304,891	3,914,800
Sterling Financial Corp.	78,788	2,495,216
Suffolk Bancorp (a)	26,410	532,690
Summit Financial Group, Inc. (a)	1,800	18,846
Sun Bancorp, Inc., New Jersey (a)	136,043	473,430
Susquehanna Bancshares, Inc.	634,995	6,946,845
SVB Financial Group (a)	153,018	19,266,496
Synovus Financial Corp.	3,203,582	11,148,465
Taylor Capital Group, Inc. (a)	53,053	1,252,051
TCF Financial Corp.	553,071	8,915,505
Texas Capital Bancshares, Inc. (a)(d)	134,877	8,490,507
The First Bancorp, Inc.	21,478	351,595
Tompkins Financial Corp.	41,723	2,019,810
Tower Financial Corp.	3,165	73,934
TowneBank (d)	72,900	1,091,313
Trico Bancshares	46,177	1,153,963
Trustmark Corp.	245,441	5,922,491
Two River Bancorp	1,393	11,297
UMB Financial Corp.	129,352	8,063,804
Umpqua Holdings Corp. (d)	370,508	6,583,927
Union Bankshares, Inc.	388	8,858
Union First Market Bankshares Corp.	169,630	4,291,639
United Bancorp, Inc.	370	3,078
United Bankshares, Inc., West Virginia (d)	216,395	6,368,505
United Community Banks, Inc., Georgia (a)	141,348	2,359,098
United Security Bancshares, Inc. (a)	8,545	65,113
United Security Bancshares, California	7,792	40,986
Univest Corp. of Pennsylvania	47,341	912,261
Valley National Bancorp (d)	708,708	7,143,777
VantageSouth Bancshares, Inc. (a)	11,111	67,110
ViewPoint Financial Group	138,306	3,457,650
Washington Banking Co., Oak Harbor	48,330	890,239
Washington Trust Bancorp, Inc.	39,990	1,407,248
Webster Financial Corp.	301,055	9,323,673
WesBanco, Inc.	97,343	2,901,795
West Bancorp., Inc.	33,706	500,534
Westamerica Bancorp. (d)	98,932	4,974,301
Westbury Bancorp, Inc.	13,612	196,013
Western Alliance Bancorp. (a)	263,514	6,102,984
Wilshire Bancorp, Inc.	227,726	2,311,419
Wintrust Financial Corp.	167,102	7,733,481
Xenith Bankshares, Inc. (a)	17,541	105,597
Yadkin Financial Corp. (a)	44,751	859,219
		667,308,561
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	25,295	212,478

	Shares	Value
Atlanticus Holdings Corp. (a)(d)	33,601	$ 84,003
Cash America International, Inc. (d)	101,875	4,077,038
Consumer Portfolio Services, Inc. (a)	34,741	270,632
Credit Acceptance Corp. (a)	36,903	5,097,780
DFC Global Corp. (a)	126,272	1,039,219
Encore Capital Group, Inc. (a)(d)	79,228	3,852,065
EZCORP, Inc. (non-vtg.) Class A (a)	197,585	2,497,474
First Cash Financial Services, Inc. (a)(d)	101,068	5,339,422
First Marblehead Corp. (a)	22,462	157,459
Green Dot Corp. Class A (a)	72,624	1,463,374
Imperial Holdings, Inc. (a)(d)	53,799	294,281
JGWPT Holdings, Inc.	37,576	718,453
Nelnet, Inc. Class A	61,950	2,485,434
Nicholas Financial, Inc.	73,640	1,162,039
Portfolio Recovery Associates, Inc. (a)(d)	166,653	9,037,592
QC Holdings, Inc.	15,915	38,673
Regional Management Corp. (a)	35,651	1,075,947
Springleaf Holdings, Inc. (d)	77,086	2,171,513
World Acceptance Corp. (a)(d)	35,872	3,438,331
		44,513,207
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	23,144
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	289,485	15,640,875
Gain Capital Holdings, Inc. (d)	46,117	475,927
ING U.S., Inc.	366,313	13,139,647
Interactive Brokers Group, Inc.	167,002	3,714,124
Life Partners Holdings, Inc. (d)	51,198	123,387
MarketAxess Holdings, Inc.	130,538	7,706,964
Marlin Business Services Corp.	28,530	613,395
MicroFinancial, Inc.	17,898	145,511
MSCI, Inc. Class A (a)	398,294	17,409,431
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	69,745	1,072,678
PHH Corp. (a)	177,919	4,631,232
PICO Holdings, Inc. (a)	85,950	2,158,205
Resource America, Inc. Class A	25,148	237,900
Vector Capital Corp. rights (a)	49,572	1
		67,092,421
Insurance - 4.0%
Alleghany Corp. (a)	54,712	21,091,476
Allied World Assurance Co. Holdings Ltd.	108,644	10,833,980
AMBAC Financial Group, Inc. (a)	152,251	5,261,795
American Equity Investment Life Holding Co.	229,949	5,026,685
American Financial Group, Inc.	226,460	12,944,454
American National Insurance Co.	20,273	2,300,783
Amerisafe, Inc.	62,486	2,720,640
Amtrust Financial Services, Inc. (d)	103,569	3,914,908
Arch Capital Group Ltd. (a)(d)	397,262	22,294,343
Argo Group International Holdings, Ltd.	89,165	3,935,743
Arthur J. Gallagher & Co.	424,118	19,594,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	210,817	$ 7,918,287
Assured Guaranty Ltd.	531,990	13,060,355
Axis Capital Holdings Ltd.	350,058	15,392,050
Baldwin & Lyons, Inc. Class B	20,123	517,362
Brown & Brown, Inc.	383,128	11,532,153
Citizens, Inc. Class A (a)(d)	105,942	777,614
CNA Financial Corp.	130,900	5,431,041
CNO Financial Group, Inc.	731,060	13,349,156
Crawford & Co. Class B	71,993	609,781
Donegal Group, Inc. Class A	26,385	372,292
eHealth, Inc. (a)(d)	61,993	2,975,664
EMC Insurance Group	12,011	366,336
Employers Holdings, Inc.	101,985	2,006,045
Endurance Specialty Holdings Ltd.	150,695	7,857,237
Enstar Group Ltd. (a)	32,640	4,085,875
Erie Indemnity Co. Class A	88,774	6,443,217
Everest Re Group Ltd.	156,575	23,367,253
FBL Financial Group, Inc. Class A	37,269	1,559,335
Federated National Holding Co.	17,351	275,534
Fidelity National Financial, Inc. Class A	907,507	30,002,181
First Acceptance Corp. (a)	24,679	64,165
First American Financial Corp.	349,879	9,425,740
Fortegra Financial Corp. (a)	15,197	106,227
Global Indemnity PLC (a)(d)	37,631	981,416
Greenlight Capital Re, Ltd. (a)(d)	101,968	3,206,894
Hallmark Financial Services, Inc. (a)	27,548	233,332
Hanover Insurance Group, Inc.	149,874	8,818,586
HCC Insurance Holdings, Inc.	326,998	14,355,212
HCI Group, Inc. (d)	31,967	1,547,842
Health Insurance Innovations (d)	12,600	158,634
Hilltop Holdings, Inc. (a)	229,448	5,623,770
Horace Mann Educators Corp.	137,825	3,943,173
Independence Holding Co.	12,745	173,714
Infinity Property & Casualty Corp.	40,020	2,951,475
Investors Title Co.	2,693	207,146
Kansas City Life Insurance Co.	10,866	534,607
Kemper Corp.	177,471	6,882,325
Maiden Holdings Ltd.	199,442	2,239,734
Markel Corp. (a)	46,363	26,797,814
MBIA, Inc. (a)(d)	476,702	6,459,312
Meadowbrook Insurance Group, Inc.	152,822	820,654
Mercury General Corp.	128,965	5,842,115
Montpelier Re Holdings Ltd.	152,603	4,350,712
National Interstate Corp. (d)	62,455	1,890,513
National Western Life Insurance Co. Class A	7,764	1,755,052
Navigators Group, Inc. (a)	38,081	2,308,470
Old Republic International Corp.	782,580	12,176,945
OneBeacon Insurance Group Ltd.	65,270	1,070,428
PartnerRe Ltd.	154,297	15,256,887
Phoenix Companies, Inc. (a)	17,250	881,993

	Shares	Value
Platinum Underwriters Holdings Ltd.	97,663	$ 5,725,005
Primerica, Inc.	182,311	8,171,179
ProAssurance Corp.	211,456	9,612,790
Protective Life Corp.	259,672	13,539,298
Reinsurance Group of America, Inc.	231,645	17,834,349
RenaissanceRe Holdings Ltd.	142,151	13,576,842
RLI Corp.	114,998	4,959,864
Safety Insurance Group, Inc.	44,258	2,470,924
Selective Insurance Group, Inc.	195,872	4,512,891
StanCorp Financial Group, Inc.	147,970	9,792,655
State Auto Financial Corp.	38,206	764,884
Stewart Information Services Corp.	72,916	2,696,434
Symetra Financial Corp.	339,358	6,685,353
Third Point Reinsurance Ltd.	89,837	1,347,555
Tower Group International Ltd. (d)	117,565	324,479
United Fire Group, Inc.	77,762	2,253,543
United Insurance Holdings Corp.	59,225	773,479
Universal Insurance Holdings, Inc.	99,404	1,328,037
Validus Holdings Ltd.	323,014	11,890,145
W.R. Berkley Corp.	350,264	14,444,887
White Mountains Insurance Group Ltd.	19,596	11,357,058
Willis Group Holdings PLC	595,283	24,501,848
		567,446,213
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	200,571	5,305,103
AG Mortgage Investment Trust, Inc.	104,641	1,919,116
Agree Realty Corp.	53,329	1,639,333
Alexanders, Inc.	8,052	3,017,165
Alexandria Real Estate Equities, Inc.	234,944	17,021,693
Altisource Residential Corp. Class B	180,731	5,165,292
American Assets Trust, Inc.	122,663	4,056,465
American Campus Communities, Inc.	345,329	12,756,453
American Capital Agency Corp.	1,269,000	28,286,010
American Capital Mortgage Investment Corp.	184,016	3,711,603
American Homes 4 Rent Class A	176,591	2,892,561
American Realty Capital Properties, Inc.	1,890,749	27,775,103
American Residential Properties, Inc. (a)(d)	57,037	1,038,073
AmREIT, Inc. Class B	50,317	872,497
Annaly Capital Management, Inc.	3,147,349	35,187,362
Anworth Mortgage Asset Corp.	536,989	2,781,603
Apollo Commercial Real Estate Finance, Inc.	139,860	2,341,256
Apollo Residential Mortgage, Inc.	117,920	2,056,525
Arbor Realty Trust, Inc.	114,120	782,863
Ares Commercial Real Estate Corp.	140,190	1,905,182
Armada Hoffler Properties, Inc.	52,271	511,733
Armour Residential REIT, Inc.	1,242,005	5,328,201
Ashford Hospitality Prime, Inc.	67,990	1,138,833
Ashford Hospitality Trust, Inc.	258,873	2,894,200
Associated Estates Realty Corp.	198,620	3,396,402
Aviv REIT, Inc.	63,187	1,602,422
BioMed Realty Trust, Inc.	624,919	12,923,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Blackstone Mortgage Trust, Inc. (d)	115,336	$ 3,341,284
Brandywine Realty Trust (SBI)	520,180	7,620,637
BRE Properties, Inc.	257,061	15,878,658
Brixmor Property Group, Inc. (d)	161,900	3,574,752
BRT Realty Trust (a)	8,802	62,758
Camden Property Trust (SBI)	281,434	18,771,648
Campus Crest Communities, Inc.	230,994	1,912,630
Capstead Mortgage Corp. (d)	334,305	4,309,191
CBL & Associates Properties, Inc.	557,567	9,919,117
Cedar Shopping Centers, Inc.	243,292	1,496,246
Chambers Street Properties (d)	831,672	6,578,526
Chatham Lodging Trust	91,880	1,917,536
Cherry Hill Mortgage Investment Corp.	38,323	696,712
Chesapeake Lodging Trust	171,097	4,457,077
Chimera Investment Corp.	3,420,897	10,912,661
Colony Financial, Inc.	268,339	6,059,095
Columbia Property Trust, Inc.	425,860	11,302,324
CommonWealth REIT (d)	369,850	10,041,428
Coresite Realty Corp.	71,084	2,213,556
Corporate Office Properties Trust (SBI)	291,288	7,768,651
Corrections Corp. of America (d)	383,671	12,795,428
Cousins Properties, Inc.	616,364	7,119,004
CubeSmart	427,083	7,478,223
CyrusOne, Inc.	66,522	1,478,119
CYS Investments, Inc.	568,403	5,001,946
DCT Industrial Trust, Inc.	1,016,781	8,052,906
DDR Corp.	908,582	15,100,633
DiamondRock Hospitality Co.	624,027	7,875,221
Digital Realty Trust, Inc. (d)	424,875	23,011,230
Douglas Emmett, Inc.	426,031	11,473,015
Duke Realty LP	1,072,656	18,020,621
DuPont Fabros Technology, Inc. (d)	210,268	5,584,718
EastGroup Properties, Inc.	104,946	6,510,850
Education Realty Trust, Inc.	391,132	3,688,375
Ellington Residential Mortgage REIT	20,297	343,628
Empire State Realty Trust, Inc.	283,009	4,335,698
EPR Properties	174,225	9,279,224
Equity Lifestyle Properties, Inc.	273,332	11,001,613
Equity One, Inc.	224,592	5,210,534
Essex Property Trust, Inc.	122,740	20,528,265
Excel Trust, Inc.	176,835	2,215,743
Extra Space Storage, Inc.	360,984	17,724,314
Federal Realty Investment Trust (SBI)	209,479	23,317,107
FelCor Lodging Trust, Inc.	371,704	3,237,542
First Industrial Realty Trust, Inc.	329,206	6,333,923
First Potomac Realty Trust	225,311	2,856,943
Five Oaks Investment Corp.	46,855	529,462
Franklin Street Properties Corp.	330,769	4,141,228
Gaming & Leisure Properties	291,614	11,104,661
Getty Realty Corp.	107,657	2,071,321
Gladstone Commercial Corp.	42,375	737,325

	Shares	Value
Glimcher Realty Trust	521,855	$ 5,077,649
Government Properties Income Trust (d)	187,222	4,663,700
Gramercy Property Trust, Inc. (a)	181,520	1,052,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,668	597,102
Hatteras Financial Corp.	327,863	6,465,458
Healthcare Realty Trust, Inc.	332,649	7,973,597
Healthcare Trust of America, Inc.	608,455	6,832,950
Hersha Hospitality Trust	621,806	3,494,550
Highwoods Properties, Inc. (SBI)	283,235	10,680,792
Home Properties, Inc.	193,491	11,404,360
Hospitality Properties Trust (SBI)	486,101	12,881,677
Hudson Pacific Properties, Inc.	158,929	3,625,170
Independence Realty Trust, Inc.	26,999	232,191
Inland Real Estate Corp.	300,656	3,220,026
Invesco Mortgage Capital, Inc.	454,438	7,648,192
Investors Real Estate Trust	391,462	3,437,036
iStar Financial, Inc. (a)(d)	266,363	4,128,627
JAVELIN Mortgage Investment Corp. (d)	46,815	678,818
Kilroy Realty Corp.	266,153	15,309,121
Kite Realty Group Trust	475,019	2,935,617
LaSalle Hotel Properties (SBI)	334,090	10,470,381
Lexington Corporate Properties Trust	663,426	7,569,691
Liberty Property Trust (SBI)	475,596	18,196,303
LTC Properties, Inc.	115,693	4,359,312
Mack-Cali Realty Corp.	293,454	6,529,352
Medical Properties Trust, Inc.	537,748	7,092,896
MFA Financial, Inc.	1,217,966	9,573,213
Mid-America Apartment Communities, Inc. (d)	242,922	16,431,244
Monmouth Real Estate Investment Corp. Class A	157,116	1,520,883
National Health Investors, Inc.	101,862	6,284,885
National Retail Properties, Inc. (d)	396,763	14,239,824
New York Mortgage Trust, Inc. (d)	247,724	1,914,907
NorthStar Realty Finance Corp.	1,040,313	16,135,255
Omega Healthcare Investors, Inc. (d)	398,237	12,727,655
One Liberty Properties, Inc.	35,770	784,078
Orchid Island Capital, Inc. (d)	903	11,441
Parkway Properties, Inc.	268,779	4,953,597
Pebblebrook Hotel Trust	207,254	6,889,123
Pennsylvania Real Estate Investment Trust (SBI)	231,409	4,341,233
PennyMac Mortgage Investment Trust	233,473	5,678,063
Physicians Realty Trust	99,817	1,336,550
Piedmont Office Realty Trust, Inc. Class A	550,830	9,518,342
PMC Commercial Trust	15,439	147,906
Post Properties, Inc.	176,369	8,559,188
Potlatch Corp.	133,057	5,274,379
Power (REIT) (a)	1,227	11,350
Preferred Apartment Communities, Inc. Class A	22,297	183,058
PS Business Parks, Inc.	73,314	6,159,842
QTS Realty Trust, Inc. Class A	55,322	1,414,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
RAIT Financial Trust (d)	248,382	$ 2,064,054
Ramco-Gershenson Properties Trust (SBI)	248,170	4,144,439
Rayonier, Inc.	419,443	19,751,571
Realty Income Corp. (d)	679,850	30,198,937
Redwood Trust, Inc. (d)	288,721	5,803,292
Regency Centers Corp.	304,312	15,449,920
Resource Capital Corp.	434,839	2,535,111
Retail Opportunity Investments Corp.	217,500	3,225,525
Retail Properties America, Inc.	632,021	8,810,373
Rexford Industrial Realty, Inc.	54,330	770,943
RLJ Lodging Trust	409,110	10,632,769
Rouse Properties, Inc. (d)	115,811	2,167,982
Ryman Hospitality Properties, Inc. (d)	163,023	6,877,940
Sabra Health Care REIT, Inc.	131,566	3,745,684
Saul Centers, Inc.	44,429	2,064,616
Select Income (REIT)	107,558	3,135,316
Senior Housing Properties Trust (SBI)	613,743	13,686,469
Silver Bay Realty Trust Corp.	142,660	2,235,482
SL Green Realty Corp.	307,276	30,521,725
SoTHERLY Hotels, Inc.	27,804	171,551
Sovran Self Storage, Inc.	105,708	7,821,335
Spirit Realty Capital, Inc.	1,134,045	12,383,771
Stag Industrial, Inc.	159,251	3,712,141
Starwood Property Trust, Inc.	637,854	15,321,253
Starwood Waypoint Residential (a)	127,570	3,458,423
Strategic Hotel & Resorts, Inc. (a)(d)	594,160	5,935,658
Summit Hotel Properties, Inc.	290,927	2,688,165
Sun Communities, Inc.	121,106	5,578,142
Sunstone Hotel Investors, Inc.	595,200	8,047,104
Supertel Hospitality, Inc., Maryland (a)	1,649	4,123
Tanger Factory Outlet Centers, Inc.	306,072	10,501,330
Taubman Centers, Inc.	207,363	14,608,723
Terreno Realty Corp.	69,706	1,302,108
The Geo Group, Inc.	237,822	7,665,003
Trade Street Residential, Inc.	3,743	27,286
Two Harbors Investment Corp.	1,198,997	12,445,589
UDR, Inc.	817,768	21,106,592
UMH Properties, Inc.	45,741	424,019
Universal Health Realty Income Trust (SBI)	45,124	1,921,380
Urstadt Biddle Properties, Inc. Class A	86,921	1,704,521
Washington REIT (SBI)	225,206	5,663,931
Weingarten Realty Investors (SBI)	374,033	11,408,007
Western Asset Mortgage Capital Corp. (d)	79,800	1,314,306
Whitestone REIT Class B	74,608	1,072,863
Winthrop Realty Trust	108,839	1,266,886
WP Carey, Inc.	185,918	11,809,511
ZAIS Financial Corp.	15,500	269,855
		1,213,402,835

	Shares	Value
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	145,924	$ 6,073,357
Altisource Portfolio Solutions SA	55,909	5,500,327
American Realty Investments, Inc. (a)	1,965	19,257
AV Homes, Inc. (a)	31,513	622,382
Consolidated-Tomoka Land Co.	12,368	439,806
Forest City Enterprises, Inc. Class A (a)(d)	524,820	10,223,494
Forestar Group, Inc. (a)(d)	117,514	2,216,314
Gladstone Land Corp.	66,704	853,811
Howard Hughes Corp. (a)	104,438	14,415,577
InterGroup Corp. (a)	336	6,152
Jones Lang LaSalle, Inc.	147,378	18,156,970
Kennedy-Wilson Holdings, Inc.	235,554	5,959,516
Maui Land & Pineapple, Inc. (a)	17,943	111,426
RE/MAX Holdings, Inc. (d)	43,468	1,330,990
Realogy Holdings Corp. (a)	484,103	22,975,528
Tejon Ranch Co. (a)	43,935	1,557,496
The St. Joe Co. (a)(d)	317,132	6,130,162
Transcontinental Realty Investors, Inc. (a)	1,497	23,653
ZipRealty, Inc. (a)	28,991	137,417
		96,753,635
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	297,236	4,072,133
Banc of California, Inc.	43,498	556,339
Bank Mutual Corp.	123,703	818,914
BankFinancial Corp.	56,765	566,515
BBX Capital Corp. (a)	42,087	813,963
Beneficial Mutual Bancorp, Inc. (a)	112,435	1,353,717
Berkshire Hills Bancorp, Inc.	88,805	2,231,670
BofI Holding, Inc. (a)(d)	39,084	3,638,720
Brookline Bancorp, Inc., Delaware	228,749	2,088,478
Camco Financial Corp. (a)(d)	28,595	173,000
Cape Bancorp, Inc.	25,193	267,802
Capitol Federal Financial, Inc.	470,721	5,719,260
Charter Financial Corp.	19,819	208,694
Cheviot Financial Corp.	44	452
Chicopee Bancorp, Inc.	13,096	234,156
Clifton Savings Bancorp, Inc.	25,210	332,016
Dime Community Bancshares, Inc.	105,672	1,775,290
Doral Financial Corp. (a)(d)	18,344	210,956
Elmira Savings Bank	185	4,192
ESB Financial Corp.	37,377	490,012
ESSA Bancorp, Inc.	32,482	364,773
Essent Group Ltd. (d)	69,085	1,602,772
EverBank Financial Corp. (d)	292,629	5,243,912
Farmer Mac Class C (non-vtg.)	28,644	901,140
First Clover Leaf Financial Corp.	10,566	96,785
First Defiance Financial Corp.	23,633	653,925
First Federal Bancshares of Arkansas, Inc. (a)	4,711	40,891
First Financial Northwest, Inc.	34,706	358,860
Flagstar Bancorp, Inc. (a)	65,811	1,457,056
Fox Chase Bancorp, Inc.	32,985	565,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Franklin Financial Corp./VA (a)	27,950	$ 553,410
Hampden Bancorp, Inc.	5,136	81,919
Heritage Financial Group, Inc.	17,720	330,832
HF Financial Corp.	632	8,393
Hingham Institution for Savings	1,083	84,799
HMN Financial, Inc. (a)	2,852	36,392
Home Bancorp, Inc. (a)	15,826	329,023
Home Loan Servicing Solutions Ltd. (d)	220,032	4,515,057
HomeStreet, Inc.	35,323	665,485
HopFed Bancorp, Inc.	11,426	131,856
IF Bancorp, Inc.	11,597	190,771
Impac Mortgage Holdings, Inc. (a)(d)	20,302	142,114
Kearny Financial Corp. (a)(d)	52,612	661,859
Madison County Financial, Inc.	11,541	198,505
Meridian Interstate Bancorp, Inc. (a)	27,315	661,023
Meta Financial Group, Inc.	11,444	488,773
MGIC Investment Corp. (a)	1,083,448	9,707,694
NASB Financial, Inc. (d)	3,724	94,366
Nationstar Mortgage Holdings, Inc. (a)(d)	67,203	1,937,462
New Hampshire Thrift Bancshare	20,505	305,525
New York Community Bancorp, Inc. (d)	1,441,888	23,041,370
NMI Holdings, Inc. (a)	20,200	220,988
Northfield Bancorp, Inc.	217,420	2,752,537
Northwest Bancshares, Inc.	341,018	4,893,608
Ocean Shore Holding Co.	5,120	71,219
OceanFirst Financial Corp.	36,227	683,966
Ocwen Financial Corp. (a)	384,211	14,384,860
Oneida Financial Corp.	2,810	35,490
Oritani Financial Corp.	151,918	2,379,036
PennyMac Financial Services, Inc.	41,987	725,955
Peoples Federal Bancshares, Inc. (d)	9,219	165,389
Poage Bankshares, Inc.	6,654	91,892
Provident Financial Holdings, Inc.	21,034	323,293
Provident Financial Services, Inc.	185,760	3,447,706
Pulaski Financial Corp.	11,679	117,257
Radian Group, Inc. (d)	563,566	8,763,451
Riverview Bancorp, Inc. (a)	20,156	68,127
Rockville Financial, Inc. (d)	88,020	1,159,223
Security National Financial Corp. Class A	22,623	88,003
SI Financial Group, Inc.	15,322	180,646
Simplicity Bancorp, Inc.	22,747	401,257
Southern Missouri Bancorp, Inc.	3,317	114,337
Stonegate Mortgage Corp. (a)(d)	38,473	559,013
Territorial Bancorp, Inc.	28,348	629,326
TFS Financial Corp. (a)	321,262	3,797,317
Timberland Bancorp, Inc.	12,774	136,554
Tree.com, Inc. (a)	19,805	669,607
Trustco Bank Corp., New York	304,547	2,058,738
United Community Financial Corp. (a)	251,020	931,284
United Financial Bancorp, Inc.	56,278	991,056

	Shares	Value
Walker & Dunlop, Inc. (a)(d)	71,009	$ 1,195,081
Washington Federal, Inc.	344,651	7,727,075
Waterstone Financial, Inc. Maryland (a)	32,153	339,536
Westfield Financial, Inc.	94,628	718,227
WSFS Financial Corp.	26,632	1,898,595
		143,728,033
TOTAL FINANCIALS		3,045,779,729
HEALTH CARE - 11.9%
Biotechnology - 3.8%
Aastrom Biosciences, Inc. (a)	10,915	36,784
ACADIA Pharmaceuticals, Inc. (a)(d)	260,192	7,363,434
Acceleron Pharma, Inc. (d)	24,726	1,160,391
Achillion Pharmaceuticals, Inc. (a)(d)	269,162	942,067
Acorda Therapeutics, Inc. (a)	137,733	5,046,537
Advaxis, Inc. (a)(d)	24,640	120,736
Aegerion Pharmaceuticals, Inc. (a)(d)	80,924	4,431,398
Agenus, Inc. (a)(d)	142,693	697,769
Agios Pharmaceuticals, Inc. (d)	20,886	652,896
Alkermes PLC (a)	480,357	23,378,975
Alnylam Pharmaceuticals, Inc. (a)(d)	176,628	14,349,259
AMAG Pharmaceuticals, Inc. (a)(d)	69,941	1,449,877
Ambit Biosciences Corp.	22,527	245,770
Amicus Therapeutics, Inc. (a)(d)	103,509	260,843
Anacor Pharmaceuticals, Inc. (a)(d)	103,358	1,963,802
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	256,037
ARCA biopharma, Inc. (a)	3,372	6,339
Arena Pharmaceuticals, Inc. (a)(d)	734,863	4,783,958
ARIAD Pharmaceuticals, Inc. (a)(d)	611,762	5,316,212
ArQule, Inc. (a)	171,131	385,045
Array BioPharma, Inc. (a)	344,560	1,660,779
Arrowhead Research Corp. (a)	102,724	1,996,955
Athersys, Inc. (a)(d)	250,029	945,110
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	215,800
BIND Therapeutics, Inc. (d)	24,951	340,831
BioCryst Pharmaceuticals, Inc. (a)(d)	188,333	2,201,613
BioMarin Pharmaceutical, Inc. (a)(d)	471,303	38,175,543
Biospecifics Technologies Corp. (a)	11,833	280,797
Biota Pharmaceuticals, Inc. (a)	30,922	204,704
BioTime, Inc. (a)(d)	88,187	316,591
Bluebird Bio, Inc. (d)	28,596	729,198
Cancer Genetics, Inc.	27,876	525,741
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	312,384
Cel-Sci Corp. (a)(d)	195,290	216,772
Cell Therapeutics, Inc. (a)(d)	498,131	1,917,804
Celldex Therapeutics, Inc. (a)(d)	292,289	8,540,685
Cellular Dynamics International, Inc. (d)	13,046	194,255
Celsion Corp. (a)	37,190	138,719
Cepheid, Inc. (a)(d)	226,032	12,128,877
Chelsea Therapeutics International Ltd. (a)(d)	213,607	1,219,696
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ChemoCentryx, Inc. (a)(d)	80,697	$ 613,297
Chimerix, Inc.	53,588	1,071,760
Cleveland Biolabs, Inc. (a)(d)	93,847	65,965
Clovis Oncology, Inc. (a)	95,040	7,567,085
Codexis, Inc. (a)(d)	66,590	123,857
Conatus Pharmaceuticals, Inc. (d)	20,891	234,397
CorMedix, Inc. (a)(d)	49,454	137,977
Coronado Biosciences, Inc. (a)(d)	64,425	182,967
Cubist Pharmaceuticals, Inc. (a)	244,905	19,474,846
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	272,013	829,640
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	226,293
Cytokinetics, Inc. (a)(d)	77,233	760,745
Cytori Therapeutics, Inc. (a)(d)	195,899	617,082
CytRx Corp. (a)(d)	159,962	946,975
DARA BioSciences, Inc. (a)(d)	4,466	13,041
Dendreon Corp. (a)(d)	576,266	1,659,646
Discovery Laboratories, Inc. (a)(d)	244,661	645,905
Durata Therapeutics, Inc. (a)(d)	32,482	445,328
Dyax Corp. (a)	403,876	3,905,481
Dynavax Technologies Corp. (a)(d)	919,827	1,710,878
Emergent BioSolutions, Inc. (a)	97,373	2,409,008
Enanta Pharmaceuticals, Inc. (d)	16,537	609,223
EntreMed, Inc. (a)	37,512	72,023
Enzon Pharmaceuticals, Inc.	134,828	129,435
Epizyme, Inc.	38,847	1,161,525
Esperion Therapeutics, Inc. (d)	17,081	265,610
Exact Sciences Corp. (a)(d)	244,783	3,292,331
Exelixis, Inc. (a)(d)	599,718	4,234,009
Fibrocell Science, Inc. (a)(d)	81,352	462,893
Five Prime Therapeutics, Inc.	23,768	331,801
Forticell Bioscience, Inc. (a)	2	0
Foundation Medicine, Inc. (d)	25,039	892,140
Galectin Therapeutics, Inc. (a)(d)	56,964	960,413
Galena Biopharma, Inc. (a)(d)	335,154	1,323,858
Genomic Health, Inc. (a)(d)	59,800	1,579,318
GenVec, Inc. (a)(d)	39,959	143,453
Geron Corp. (a)(d)	495,598	2,356,569
GTx, Inc. (a)(d)	79,767	135,604
Halozyme Therapeutics, Inc. (a)(d)	334,834	4,717,811
Harvard Apparatus (a)	15,331	77,575
Heat Biologics, Inc. (d)	8,898	65,667
Hemispherx Biopharma, Inc. (a)	433,733	169,590
Hyperion Therapeutics, Inc. (a)(d)	18,970	588,070
iBio, Inc. (a)	102,306	55,215
Idenix Pharmaceuticals, Inc. (a)(d)	372,755	2,542,189
Idera Pharmaceuticals, Inc. (a)(d)	239,487	1,386,630
ImmunoCellular Therapeutics Ltd. (a)(d)	177,102	240,859
ImmunoGen, Inc. (a)(d)	301,232	4,940,205
Immunomedics, Inc. (a)(d)	254,275	1,205,264
Incyte Corp. (a)	480,449	30,873,653

	Shares	Value
Infinity Pharmaceuticals, Inc. (a)(d)	143,814	$ 2,255,004
Inovio Pharmaceuticals, Inc. (a)(d)	651,417	2,143,162
Insmed, Inc. (a)	107,814	2,157,358
Insys Therapeutics, Inc. (a)(d)	14,182	954,165
Intercept Pharmaceuticals, Inc. (a)	33,307	13,672,524
InterMune, Inc. (a)(d)	306,558	9,209,002
Intrexon Corp. (d)	37,626	977,523
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	401,292	5,822,747
Isis Pharmaceuticals, Inc. (a)(d)	387,534	19,764,234
IsoRay, Inc. (a)(d)	76,668	60,184
KaloBios Pharmaceuticals, Inc.	71,639	232,827
Karyopharm Therapeutics, Inc.	27,979	1,123,077
Keryx Biopharmaceuticals, Inc. (a)(d)	294,874	4,732,728
KYTHERA Biopharmaceuticals, Inc. (a)(d)	42,822	2,139,815
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,761,202
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	69,939	4,878,245
General CVR (a)	26,087	1,591
Glucagon CVR (a)	26,087	4,435
rights (a)	26,087	170
TR Beta CVR (a)	26,087	136
LipoScience, Inc. (a)	15,054	62,625
Lpath, Inc. (a)	19,435	90,178
Macrogenics, Inc.	30,033	1,051,155
MannKind Corp. (a)(d)	685,467	4,243,041
Mast Therapeutics, Inc. (a)(d)	531,478	441,127
Medgenics, Inc. (a)(d)	34,205	295,189
MediciNova, Inc. (a)(d)	47,646	108,156
Medivation, Inc. (a)	250,204	17,992,170
MEI Pharma, Inc. (a)	32,936	284,238
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	1,552,445
Metabolix, Inc. (a)(d)	85,270	109,146
MiMedx Group, Inc. (a)	267,984	1,916,086
Momenta Pharmaceuticals, Inc. (a)	146,858	2,173,498
Myriad Genetics, Inc. (a)(d)	249,963	9,051,160
Nanosphere, Inc. (a)	173,475	416,340
NanoViricides, Inc. (a)(d)	143,363	570,585
Navidea Biopharmaceuticals, Inc. (a)(d)	444,645	822,593
Neuralstem, Inc. (a)(d)	278,617	994,663
Neurocrine Biosciences, Inc. (a)	213,411	3,762,436
NewLink Genetics Corp. (a)(d)	50,794	2,245,095
Northwest Biotherapeutics, Inc. (a)(d)	109,855	778,872
Novavax, Inc. (a)(d)	635,933	4,069,971
NPS Pharmaceuticals, Inc. (a)(d)	312,837	10,943,038
Ohr Pharmaceutical, Inc. (a)	55,086	779,467
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	576,126
OncoMed Pharmaceuticals, Inc. (d)	16,535	570,788
Onconova Therapeutics, Inc. (d)	17,664	150,144
Oncothyreon, Inc. (a)(d)	199,043	615,043
Opexa Therapeutics, Inc. (a)(d)	68,287	124,282
Ophthotech Corp. (d)	37,946	1,277,642
Opko Health, Inc. (a)(d)	728,512	6,935,434
Oragenics, Inc. (a)	27,929	104,454
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. (a)(d)	365,940	$ 2,539,624
Organovo Holdings, Inc. (a)(d)	196,595	2,020,997
Osiris Therapeutics, Inc. (a)(d)	56,117	856,907
OvaScience, Inc. (a)(d)	30,226	326,139
OXiGENE, Inc. (a)	3,950	8,414
Oxygen Biotherapeutics, Inc. (a)(d)	22,365	144,702
PDL BioPharma, Inc. (d)	475,632	4,076,166
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	1,049,080
Pharmacyclics, Inc. (a)	223,164	30,943,920
PharmAthene, Inc. (a)(d)	123,056	231,345
Portola Pharmaceuticals, Inc. (d)	39,606	965,990
Progenics Pharmaceuticals, Inc. (a)(d)	203,243	949,145
Prothena Corp. PLC (a)(d)	73,496	2,646,591
PTC Therapeutics, Inc. (a)	45,263	1,419,448
Puma Biotechnology, Inc. (a)	63,396	7,370,419
Raptor Pharmaceutical Corp. (a)(d)	210,398	3,330,600
Receptos, Inc.	41,822	1,939,913
Regado Biosciences, Inc.	15,222	109,142
Regulus Therapeutics, Inc. (a)(d)	53,984	606,240
Repligen Corp. (a)(d)	104,226	1,560,263
Rexahn Pharmaceuticals, Inc. (a)(d)	422,481	570,349
Rigel Pharmaceuticals, Inc. (a)	289,108	994,532
Sangamo Biosciences, Inc. (a)(d)	216,693	3,943,813
Sarepta Therapeutics, Inc. (a)(d)	114,397	3,320,945
Seattle Genetics, Inc. (a)(d)	372,346	19,581,676
SIGA Technologies, Inc. (a)(d)	109,876	352,702
Sorrento Therapeutics, Inc. (a)	29,155	335,866
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,602,365
StemCells, Inc. (a)(d)	120,758	177,514
Stemline Therapeutics, Inc. (d)	33,876	876,033
Sunesis Pharmaceuticals, Inc. (a)(d)	112,982	740,032
Synageva BioPharma Corp. (a)(d)	64,476	7,393,463
Synergy Pharmaceuticals, Inc. (a)(d)	261,133	1,585,077
Synta Pharmaceuticals Corp. (a)(d)	218,784	1,352,085
Synthetic Biologics, Inc. (a)(d)	102,779	277,503
Targacept, Inc. (a)	150,431	741,625
Telik, Inc. (a)	3,787	5,264
TESARO, Inc. (a)(d)	63,757	2,104,619
Tetraphase Pharmaceuticals, Inc.	48,666	661,858
TG Therapeutics, Inc. (a)(d)	94,974	626,828
Theravance, Inc. (a)(d)	259,909	9,616,633
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	827,545
Trovagene, Inc. (a)(d)	57,904	362,479
United Therapeutics Corp. (a)(d)	152,435	15,459,958
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,754,187
Venaxis, Inc. (a)(d)	80,385	208,197
Verastem, Inc. (a)(d)	49,464	661,334
Vical, Inc. (a)(d)	181,350	275,652
XOMA Corp. (a)	238,944	1,997,572

	Shares	Value
Zalicus, Inc. (a)(d)	60,609	$ 91,520
ZIOPHARM Oncology, Inc. (a)(d)	319,265	1,360,069
		543,517,746
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)(d)	70,562	2,677,828
Abiomed, Inc. (a)(d)	115,137	3,245,712
Accuray, Inc. (a)(d)	224,824	2,108,849
Alere, Inc. (a)	253,720	9,321,673
Align Technology, Inc. (a)(d)	232,898	12,187,552
Allied Healthcare Products, Inc. (a)	4,954	10,651
Alphatec Holdings, Inc. (a)	230,873	325,531
Analogic Corp.	42,044	3,963,067
Angiodynamics, Inc. (a)	99,901	1,538,475
Anika Therapeutics, Inc. (a)	35,451	1,395,706
Antares Pharma, Inc. (a)(d)	441,109	1,962,935
ArthroCare Corp. (a)	95,471	4,606,476
Atossa Genetics, Inc. (a)(d)	64,731	142,408
Atricure, Inc. (a)	74,631	1,551,578
Atrion Corp.	4,266	1,234,708
Bacterin International Holdings, Inc. (a)(d)	73,764	49,127
Baxano Surgical, Inc. (a)(d)	51,338	78,034
BioLase Technology, Inc. (d)	116,573	360,211
Bovie Medical Corp. (a)	27,980	89,256
BSD Medical Corp. (a)(d)	95,648	109,995
Cantel Medical Corp.	116,324	3,763,081
Cardica, Inc. (a)	84,418	96,237
Cardiovascular Systems, Inc. (a)	93,931	3,287,585
Cerus Corp. (a)(d)	226,749	1,464,799
Cesca Therapeutics, Inc. (a)(d)	36,219	80,406
Chembio Diagnostics, Inc. (a)	4,082	15,512
CONMED Corp.	92,250	4,300,695
Cryolife, Inc.	80,349	800,276
Cutera, Inc. (a)	39,466	422,286
Cyberonics, Inc. (a)(d)	83,817	5,738,950
Cynosure, Inc. Class A (a)	68,678	2,113,909
Delcath Systems, Inc. (a)(d)	289,673	90,639
Derma Sciences, Inc. (a)(d)	77,138	1,133,157
DexCom, Inc. (a)	220,569	9,947,662
Digirad Corp.	45,825	160,388
Dynatronics Corp. (a)	3,425	12,364
Echo Therapeutics, Inc. (a)(d)	18,765	58,734
Endologix, Inc. (a)(d)	216,309	2,920,172
EnteroMedics, Inc. (a)(d)	152,453	370,461
ERBA Diagnostics, Inc. (a)(d)	26,639	67,929
Escalon Medical Corp. (a)	3,512	5,338
Exactech, Inc. (a)	24,904	580,263
Fonar Corp. (a)(d)	24,768	561,243
Genmark Diagnostics, Inc. (a)	132,359	1,649,193
Globus Medical, Inc. (a)	188,317	4,455,580
Greatbatch, Inc. (a)	81,776	3,543,354
Haemonetics Corp. (a)(d)	170,591	6,223,160
Hansen Medical, Inc. (a)(d)	236,840	554,206
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	49,830	$ 4,785,175
Hill-Rom Holdings, Inc.	199,491	7,546,745
Hologic, Inc. (a)(d)	904,880	19,708,286
ICU Medical, Inc. (a)(d)	44,824	2,593,517
IDEXX Laboratories, Inc. (a)(d)	171,398	21,579,008
Insulet Corp. (a)(d)	180,801	8,571,775
Integra LifeSciences Holdings Corp. (a)(d)	79,170	3,724,157
Invacare Corp.	97,998	1,942,320
Iridex Corp. (a)	9,439	88,727
Kewaunee Scientific Corp.	5,250	85,365
Kips Bay Medical, Inc. (a)	9,803	7,058
Ldr Holding Corp. (d)	26,225	819,531
LeMaitre Vascular, Inc.	17,157	140,516
Masimo Corp. (a)	180,137	4,602,500
Medical Action Industries, Inc. (a)	37,965	277,904
MELA Sciences, Inc. (a)(d)	117,358	82,737
Meridian Bioscience, Inc. (d)	134,771	2,811,323
Merit Medical Systems, Inc. (a)	136,240	2,055,862
Misonix, Inc. (a)	11,163	74,792
Natus Medical, Inc. (a)	90,072	2,260,807
Neogen Corp. (a)	124,941	5,412,444
NeuroMetrix, Inc. (a)(d)	685	1,589
NuVasive, Inc. (a)(d)	149,477	5,493,280
NxStage Medical, Inc. (a)	197,959	2,745,691
OraSure Technologies, Inc. (a)	177,113	1,229,164
Orthofix International NV (a)	73,558	1,634,459
PhotoMedex, Inc. (a)(d)	47,544	696,044
Quidel Corp. (a)(d)	101,129	2,833,635
ResMed, Inc. (d)	471,002	20,733,508
Retractable Technologies, Inc. (a)	5,601	20,164
Rockwell Medical Technologies, Inc. (a)(d)	112,115	1,422,739
RTI Biologics, Inc. (a)	147,974	556,382
Sirona Dental Systems, Inc. (a)(d)	182,312	12,845,704
Staar Surgical Co. (a)	83,499	1,182,346
Stereotaxis, Inc. (a)	64,951	322,157
Steris Corp.	202,247	9,333,699
SurModics, Inc. (a)	43,320	1,078,668
Symmetry Medical, Inc. (a)	136,148	1,440,446
Synergetics U.S.A., Inc. (a)	71,442	247,189
Tandem Diabetes Care, Inc.	31,616	814,112
TearLab Corp. (a)(d)	100,207	806,666
Teleflex, Inc.	136,290	13,900,217
The Cooper Companies, Inc.	161,997	20,769,635
The Spectranetics Corp. (a)	135,737	4,066,681
Thoratec Corp. (a)	190,369	7,070,305
Tornier NV (a)	93,726	1,799,539
Unilife Corp. (a)(d)	338,238	1,566,042
Uroplasty, Inc. (a)	64,999	267,796
Utah Medical Products, Inc.	6,852	376,791
Vascular Solutions, Inc. (a)(d)	53,247	1,385,487
Veracyte, Inc.	12,799	204,912

	Shares	Value
Vermillion, Inc. (a)(d)	42,513	$ 144,544
Vision Sciences, Inc. (a)	22,011	31,916
Volcano Corp. (a)(d)	185,809	3,987,461
West Pharmaceutical Services, Inc.	239,769	10,928,671
Wright Medical Group, Inc. (a)	165,918	5,279,511
Zeltiq Aesthetics, Inc. (a)(d)	77,310	1,468,117
		329,233,167
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	117,379	5,803,218
Accretive Health, Inc. (a)(d)	197,962	1,639,125
Adcare Health Systems, Inc. (a)	10,908	47,341
Addus HomeCare Corp. (a)	22,321	641,952
Air Methods Corp. (a)(d)	116,433	6,289,711
Alliance Healthcare Services, Inc. (a)	33,193	1,000,437
Almost Family, Inc. (a)	28,394	778,563
Amedisys, Inc. (a)(d)	117,539	1,993,461
American CareSource Holdings, Inc. (a)	2,053	4,024
American Shared Hospital Services (a)	115	351
AMN Healthcare Services, Inc. (a)	168,489	2,347,052
AmSurg Corp. (a)	111,041	4,870,258
Bio-Reference Laboratories, Inc. (a)(d)	87,412	2,208,027
BioScrip, Inc. (a)	205,484	1,465,101
BioTelemetry, Inc. (a)	83,325	936,573
Brookdale Senior Living, Inc. (a)(d)	330,979	11,101,036
Capital Senior Living Corp. (a)	91,513	2,326,260
Centene Corp. (a)(d)	182,255	11,605,998
Chemed Corp. (d)	61,290	5,185,134
Chindex International, Inc. (a)	41,105	791,271
Community Health Systems, Inc. (a)	378,360	15,705,724
Corvel Corp. (a)	38,096	1,752,797
Cross Country Healthcare, Inc. (a)	94,255	980,252
Diversicare Healthcare Services, Inc.	12,213	67,172
Emeritus Corp. (a)	135,332	4,267,018
Envision Healthcare Holdings, Inc.	227,756	7,666,267
ExamWorks Group, Inc. (a)	87,727	3,191,508
Five Star Quality Care, Inc. (a)	149,941	868,158
Gentiva Health Services, Inc. (a)(d)	96,791	1,036,632
Hanger, Inc. (a)	115,793	4,104,862
HCA Holdings, Inc. (a)	1,014,934	51,964,621
Health Net, Inc. (a)	261,005	8,887,220
HealthSouth Corp.	287,800	9,405,304
Healthways, Inc. (a)(d)	117,627	1,759,700
Henry Schein, Inc. (a)(d)	277,554	33,040,028
Hooper Holmes, Inc. (a)	128,551	71,989
InfuSystems Holdings, Inc. (a)	5,400	14,256
IPC The Hospitalist Co., Inc. (a)(d)	55,906	2,869,655
Kindred Healthcare, Inc.	192,213	4,163,334
Landauer, Inc.	33,237	1,610,665
LCA-Vision, Inc. (a)	71,178	387,208
LHC Group, Inc. (a)	42,300	996,588
LifePoint Hospitals, Inc. (a)	156,942	8,514,104
Magellan Health Services, Inc. (a)	92,138	5,633,317
MEDNAX, Inc. (a)(d)	335,141	20,383,276
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	97,946	$ 3,690,605
MWI Veterinary Supply, Inc. (a)	43,441	7,077,408
National Healthcare Corp.	34,496	1,776,544
National Research Corp.:
Class A (a)	27,189	475,808
Class B (d)	8,693	348,155
NeoStem, Inc. (a)(d)	70,595	494,165
Omnicare, Inc.	333,010	19,614,289
Owens & Minor, Inc. (d)	203,979	7,082,151
PDI, Inc. (a)	19,284	91,599
PharMerica Corp. (a)	102,387	2,467,527
Premier, Inc.	96,494	3,227,724
Providence Service Corp. (a)	40,157	1,067,775
Psychemedics Corp.	15,744	280,401
RadNet, Inc. (a)	74,982	145,465
Select Medical Holdings Corp.	206,647	2,316,513
Sharps Compliance Corp. (a)	29,684	142,483
Skilled Healthcare Group, Inc. (a)(d)	74,963	360,572
SunLink Health Systems, Inc. (a)	19,190	23,988
Surgical Care Affiliates, Inc.	36,872	1,121,646
Team Health Holdings, Inc. (a)	230,667	10,384,628
The Ensign Group, Inc.	73,014	2,891,354
Triple-S Management Corp. (a)	81,088	1,358,224
U.S. Physical Therapy, Inc.	38,321	1,271,491
Universal American Spin Corp. (d)	125,867	942,744
Universal Health Services, Inc. Class B	293,335	23,548,934
VCA Antech, Inc. (a)	291,115	9,015,832
Wellcare Health Plans, Inc. (a)	145,091	8,969,526
		360,564,099
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	519,124	9,640,133
Arrhythmia Research Technology, Inc. (a)	9,913	46,095
athenahealth, Inc. (a)(d)	123,498	23,942,557
Authentidate Holding Corp. (a)(d)	33,216	34,877
CollabRx, Inc. (a)	177	568
Computer Programs & Systems, Inc.	35,893	2,456,158
HealthStream, Inc. (a)(d)	67,498	1,945,292
HMS Holdings Corp. (a)(d)	294,558	6,026,657
iCAD, Inc. (a)	30,867	359,601
MedAssets, Inc. (a)	208,027	5,052,976
Medidata Solutions, Inc. (a)(d)	166,837	10,694,252
Merge Healthcare, Inc. (a)(d)	198,185	497,444
Omnicell, Inc. (a)(d)	122,796	3,534,069
Quality Systems, Inc.	152,647	2,665,217
Simulations Plus, Inc.	26,420	150,594
Streamline Health Solutions, Inc. (a)	32,477	203,631
Veeva Systems, Inc. Class A (d)	45,341	1,600,537
Vocera Communications, Inc. (a)(d)	68,642	1,168,287
		70,018,945

	Shares	Value
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(d)	79,168	$ 1,170,103
Affymetrix, Inc. (a)(d)	232,638	1,795,965
Albany Molecular Research, Inc. (a)(d)	66,949	1,044,404
Apricus Biosciences, Inc. (a)(d)	103,681	242,095
BG Medicine, Inc. (a)(d)	33,527	43,585
Bio-Rad Laboratories, Inc. Class A (a)	70,269	9,115,295
Bioanalytical Systems, Inc. (a)(d)	4,772	12,884
Bruker BioSciences Corp. (a)	369,173	8,394,994
Cambrex Corp. (a)	99,659	2,000,156
Charles River Laboratories International, Inc. (a)	152,413	9,054,856
CombiMatrix Corp. (a)(d)	13,852	39,478
Covance, Inc. (a)(d)	182,057	18,853,823
Enzo Biochem, Inc. (a)	134,553	499,192
Fluidigm Corp. (a)	84,882	3,976,722
Furiex Pharmaceuticals, Inc. (a)	30,575	2,829,105
Harvard Bioscience, Inc. (a)	61,324	299,261
Illumina, Inc. (a)(d)	420,643	72,136,068
Luminex Corp. (a)(d)	123,438	2,281,134
Mettler-Toledo International, Inc. (a)	97,486	23,958,159
Nanostring Technologies, Inc.	36,430	688,527
NeoGenomics, Inc. (a)(d)	129,047	461,988
Pacific Biosciences of California, Inc. (a)	178,598	1,189,463
PAREXEL International Corp. (a)	186,275	9,978,752
pSivida Corp. (a)(d)	82,313	360,531
Quintiles Transnational Holdings, Inc.	80,908	4,381,168
Response Genetics, Inc. (a)	8,201	11,727
Sequenom, Inc. (a)(d)	403,889	957,217
Techne Corp.	109,192	9,700,617
VirtualScopics, Inc. (a)	2,167	7,324
		185,484,593
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(d)	81,141	927,442
Acura Pharmaceuticals, Inc. (a)	93,798	185,720
Aerie Pharmaceuticals, Inc.	30,148	692,500
Akorn, Inc. (a)(d)	243,141	6,277,901
Alexza Pharmaceuticals, Inc. (a)	37,601	206,053
Alimera Sciences, Inc. (a)(d)	47,590	319,329
Ampio Pharmaceuticals, Inc. (a)(d)	110,055	783,592
ANI Pharmaceuticals, Inc. (a)(d)	24,842	752,216
Aratana Therapeutics, Inc. (d)	67,352	1,574,016
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	4,901,427
AVANIR Pharmaceuticals Class A (a)	506,360	2,106,458
Biodel, Inc. (a)(d)	35,927	113,170
Biodelivery Sciences International, Inc. (a)(d)	132,799	1,244,327
Cadence Pharmaceuticals, Inc. (a)	223,033	3,120,232
Cempra, Inc. (a)	75,436	859,216
Columbia Laboratories, Inc. (a)(d)	40,260	274,976
Corcept Therapeutics, Inc. (a)(d)	220,514	723,286
Cumberland Pharmaceuticals, Inc. (a)	32,551	150,711
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)	202,001	$ 2,434,112
Durect Corp. (a)	379,275	527,192
Endo Health Solutions, Inc. (a)(d)	456,243	36,417,316
Endocyte, Inc. (a)(d)	101,288	1,333,963
Evoke Pharma, Inc.	10,276	106,459
Heska Corp. (a)	15,048	146,116
Hi-Tech Pharmacal Co., Inc. (a)	35,059	1,520,158
Horizon Pharma, Inc. (a)(d)	169,961	2,076,923
Impax Laboratories, Inc. (a)	232,534	5,992,401
Jazz Pharmaceuticals PLC (a)	174,160	26,462,741
Lannett Co., Inc. (a)(d)	91,970	3,944,593
Mallinckrodt PLC (a)	191,626	12,971,164
Nektar Therapeutics (a)	416,539	5,344,195
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	90,876
Ocera Therapeutics, Inc. (a)(d)	3,249	50,262
Omeros Corp. (a)(d)	89,410	1,194,518
Pacira Pharmaceuticals, Inc. (a)(d)	112,002	8,763,036
Pain Therapeutics, Inc. (a)	127,482	720,273
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	93,490
Pozen, Inc.	81,989	652,632
Prestige Brands Holdings, Inc. (a)	172,300	4,908,827
Questcor Pharmaceuticals, Inc. (d)	185,588	11,274,471
Relypsa, Inc.	25,364	1,000,863
Repros Therapeutics, Inc. (a)(d)	72,970	1,426,564
Sagent Pharmaceuticals, Inc. (a)	73,832	1,562,285
Salix Pharmaceuticals Ltd. (a)	208,275	22,477,038
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	767,864
Sucampo Pharmaceuticals, Inc. Class A (a)	85,589	770,301
Supernus Pharmaceuticals, Inc. (a)(d)	58,414	586,477
The Medicines Company (a)(d)	210,985	6,445,592
TherapeuticsMD, Inc. (a)(d)	329,975	2,266,928
Transcept Pharmaceuticals, Inc. (a)	34,975	116,467
Ventrus Biosciences, Inc. (a)	67,306	91,536
VIVUS, Inc. (a)(d)	332,213	2,003,244
XenoPort, Inc. (a)(d)	188,526	1,178,288
Zogenix, Inc. (a)(d)	375,255	1,632,359
		194,564,096
TOTAL HEALTH CARE		1,683,382,646
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AAR Corp.	128,048	3,700,587
AeroVironment, Inc. (a)	65,978	2,061,153
Alliant Techsystems, Inc.	105,362	14,201,744
American Science & Engineering, Inc.	30,419	2,000,049
API Technologies Corp. (a)	67,799	188,481
Arotech Corp. (a)	51,558	175,813
Ascent Solar Technologies, Inc. (a)(d)	112,670	82,125

	Shares	Value
Astronics Corp. (a)	51,486	$ 3,444,413
Astrotech Corp. (a)(d)	39,511	105,889
BE Aerospace, Inc. (a)	322,786	27,194,721
Breeze Industrial Products Corp. (a)	10,964	105,254
CPI Aerostructures, Inc. (a)(d)	13,911	199,901
Cubic Corp.	77,870	4,049,240
Curtiss-Wright Corp.	159,374	10,862,932
DigitalGlobe, Inc. (a)	230,125	7,152,285
Ducommun, Inc. (a)	32,079	891,796
Engility Holdings, Inc. (a)(d)	61,914	2,583,671
Erickson Air-Crane, Inc. (a)(d)	16,337	351,736
Esterline Technologies Corp. (a)	106,718	11,493,529
Exelis, Inc.	634,969	12,972,417
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,901,979
HEICO Corp.	99,781	6,205,380
HEICO Corp. Class A	120,967	5,557,224
Hexcel Corp. (a)	328,659	14,789,655
Huntington Ingalls Industries, Inc.	158,950	16,106,404
Innovative Solutions & Support, Inc. (a)	34,266	270,359
KEYW Holding Corp. (a)(d)	90,660	1,659,078
Kratos Defense & Security Solutions, Inc. (a)	148,815	1,160,757
LMI Aerospace, Inc. (a)(d)	40,944	610,475
Micronet Enertec Technologies, Inc. (a)	8,571	46,026
Moog, Inc. Class A (a)	157,374	9,746,172
National Presto Industries, Inc. (d)	16,984	1,308,447
Orbital Sciences Corp. (a)	211,700	6,016,514
SIFCO Industries, Inc.	1,004	26,606
Sparton Corp. (a)	27,651	895,892
Spirit AeroSystems Holdings, Inc. Class A (a)	332,245	9,578,623
Sypris Solutions, Inc.	19,374	54,441
Taser International, Inc. (a)(d)	173,546	3,337,290
Teledyne Technologies, Inc. (a)	132,210	12,953,936
TransDigm Group, Inc.	163,452	29,117,339
Triumph Group, Inc.	172,726	11,261,735
		238,422,068
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,070,076
Atlas Air Worldwide Holdings, Inc. (a)	85,402	2,573,162
Echo Global Logistics, Inc. (a)	53,905	858,168
Forward Air Corp.	118,062	5,107,362
Hub Group, Inc. Class A (a)(d)	118,664	4,636,202
Pacer International, Inc. (a)	128,388	1,151,640
Park-Ohio Holdings Corp. (a)	29,198	1,536,983
Radiant Logistics, Inc. (a)	37,185	102,259
UTi Worldwide, Inc.	311,951	3,069,598
XPO Logistics, Inc. (a)(d)	149,548	4,701,789
		24,807,239
Airlines - 0.9%
Alaska Air Group, Inc.	226,441	19,618,848
Allegiant Travel Co.	49,305	4,894,014
American Airlines Group, Inc. (a)(d)	635,985	23,486,926
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Hawaiian Holdings, Inc. (a)(d)	198,497	$ 2,389,904
JetBlue Airways Corp. (a)(d)	733,599	6,477,679
Republic Airways Holdings, Inc. (a)	176,772	1,693,476
SkyWest, Inc.	180,939	2,297,925
Spirit Airlines, Inc. (a)	241,407	13,634,667
United Continental Holdings, Inc. (a)	1,200,940	53,994,262
		128,487,701
Building Products - 0.9%
A.O. Smith Corp.	252,068	12,527,780
AAON, Inc.	93,160	2,783,621
American Woodmark Corp. (a)	43,110	1,384,262
Apogee Enterprises, Inc.	103,282	3,535,343
Armstrong World Industries, Inc. (a)	126,358	6,935,791
Builders FirstSource, Inc. (a)	172,637	1,486,405
Fortune Brands Home & Security, Inc.	544,162	25,434,132
Gibraltar Industries, Inc. (a)	106,106	1,955,534
Griffon Corp.	169,928	2,107,107
Insteel Industries, Inc.	51,506	1,024,969
Lennox International, Inc.	149,634	13,748,372
Masonite International Corp. (a)	55,755	3,217,064
NCI Building Systems, Inc. (a)	106,899	1,823,697
Norcraft Companies, Inc.	31,325	544,115
Nortek, Inc. (a)	55,700	4,032,123
Owens Corning	361,504	16,542,423
Patrick Industries, Inc. (a)	36,314	1,532,088
PGT, Inc. (a)(d)	118,950	1,378,631
Ply Gem Holdings, Inc.	61,929	793,310
Quanex Building Products Corp.	127,404	2,476,734
Simpson Manufacturing Co. Ltd.	142,646	5,042,536
Trex Co., Inc. (a)(d)	50,709	3,966,458
Universal Forest Products, Inc.	66,762	3,720,646
USG Corp. (a)(d)	307,217	10,853,977
		128,847,118
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	181,384	5,120,470
ACCO Brands Corp. (a)(d)	398,384	2,358,433
Acme United Corp.	1,357	21,508
Acorn Energy, Inc. (d)	65,930	224,162
Amrep Corp. (a)	2,745	20,203
ARC Document Solutions, Inc. (a)	122,333	965,207
Avalon Holdings Corp. Class A (a)	128	692
Casella Waste Systems, Inc. Class A (a)	94,671	507,437
CECO Environmental Corp. (d)	73,503	1,187,073
Cenveo, Inc. (a)(d)	175,472	594,850
Clean Harbors, Inc. (a)(d)	181,523	8,578,777
Command Security Corp. (a)	4,127	8,460
CompX International, Inc. Class A	729	8,311
Copart, Inc. (a)	373,565	13,608,973
Courier Corp.	28,388	467,550
Covanta Holding Corp.	436,144	7,850,592

	Shares	Value
Deluxe Corp.	167,617	$ 8,461,306
Ecology & Environment, Inc. Class A	5,634	67,495
EnerNOC, Inc. (a)	96,330	2,089,398
Ennis, Inc.	84,717	1,338,529
Food Technology Service, Inc. (a)	11,431	82,075
Fuel Tech, Inc. (a)	72,552	463,607
G&K Services, Inc. Class A	68,430	4,285,771
Healthcare Services Group, Inc.	246,803	6,646,405
Heritage-Crystal Clean, Inc. (a)	21,398	387,304
Herman Miller, Inc.	199,407	5,619,289
HNI Corp.	150,326	5,344,089
Hudson Technologies, Inc. (a)(d)	33,341	104,357
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	46,620
InnerWorkings, Inc. (a)(d)	130,564	1,028,844
Interface, Inc.	206,587	3,978,866
Intersections, Inc.	42,827	262,530
KAR Auction Services, Inc.	458,159	14,276,234
Kimball International, Inc. Class B	106,993	2,008,259
Knoll, Inc.	168,647	2,625,834
McGrath RentCorp.	87,775	2,841,277
Metalico, Inc. (a)	92,179	179,749
Mine Safety Appliances Co.	109,856	5,652,091
Mobile Mini, Inc.	138,265	6,223,308
Multi-Color Corp.	45,195	1,530,755
NL Industries, Inc.	19,361	217,424
Performant Financial Corp. (a)	101,625	803,854
Perma-Fix Environmental Services, Inc. (a)	24,334	84,682
Quad/Graphics, Inc. (d)	87,062	1,947,577
R.R. Donnelley & Sons Co.	648,066	12,397,503
Rollins, Inc.	255,303	7,623,348
Schawk, Inc. Class A	27,510	384,590
SP Plus Corp. (a)	59,437	1,560,221
Standard Register Co. (a)	7,636	83,691
Steelcase, Inc. Class A	204,828	3,045,792
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	178,734
Team, Inc. (a)	67,994	2,940,061
Tetra Tech, Inc. (a)	220,994	6,382,307
The Brink's Co.	170,136	5,173,836
TRC Companies, Inc. (a)	46,338	319,732
U.S. Ecology, Inc.	72,607	2,608,770
UniFirst Corp.	51,036	5,598,139
United Stationers, Inc.	140,267	5,979,582
Versar, Inc. (a)	11,390	43,168
Viad Corp.	69,798	1,678,642
Virco Manufacturing Co. (a)	4,818	12,623
Waste Connections, Inc.	405,562	17,548,668
West Corp.	82,531	2,073,179
		195,752,813
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	334,577	10,686,389
Aegion Corp. (a)(d)	132,798	3,074,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Ameresco, Inc. Class A (a)(d)	58,398	$ 599,163
Argan, Inc.	32,135	918,740
Chicago Bridge & Iron Co. NV	353,500	29,761,165
Comfort Systems U.S.A., Inc.	125,897	2,068,488
Dycom Industries, Inc. (a)	117,169	3,385,012
EMCOR Group, Inc.	228,213	10,675,804
Foster Wheeler AG	323,497	10,390,724
Furmanite Corp. (a)	125,414	1,484,902
Goldfield Corp.	60,575	141,140
Granite Construction, Inc.	124,703	4,584,082
Great Lakes Dredge & Dock Corp. (a)(d)	189,686	1,566,806
Integrated Electrical Services, Inc. (a)	32,747	179,126
KBR, Inc.	486,926	13,448,896
Layne Christensen Co. (a)(d)	69,984	1,242,916
MasTec, Inc. (a)(d)	204,727	8,381,523
MYR Group, Inc. (a)	70,284	1,635,509
Northwest Pipe Co. (a)	30,517	1,081,828
Orion Marine Group, Inc. (a)	86,249	973,751
Pike Corp. (a)	85,970	892,369
Primoris Services Corp.	118,109	3,693,268
Sterling Construction Co., Inc. (a)	38,185	361,612
Tutor Perini Corp. (a)	129,585	3,194,270
UniTek Global Services, Inc. (a)	33,766	54,026
URS Corp.	248,137	11,538,371
Willdan Group, Inc. (a)	13,349	61,539
		126,075,693
Electrical Equipment - 1.2%
Active Power, Inc. (a)	47,662	161,574
Acuity Brands, Inc.	141,914	20,016,970
Allied Motion Technologies, Inc.	14,531	166,816
Altair Nanotechnologies, Inc. (a)(d)	24,072	130,230
American Superconductor Corp. (a)(d)	173,059	320,159
AZZ, Inc.	86,866	3,854,244
Babcock & Wilcox Co.	376,282	12,402,255
Brady Corp. Class A	171,982	4,600,519
Broadwind Energy, Inc. (a)	50,197	484,401
Capstone Turbine Corp. (a)(d)	1,142,904	2,045,798
Digital Power Corp. (a)	4,959	3,075
Encore Wire Corp.	61,999	3,241,928
EnerSys	153,666	10,916,433
Enphase Energy, Inc. (a)(d)	40,205	324,454
Espey Manufacturing & Electronics Corp.	2,487	71,650
Franklin Electric Co., Inc.	135,690	5,914,727
FuelCell Energy, Inc. (a)(d)	636,902	1,241,959
Generac Holdings, Inc.	227,790	12,977,196
General Cable Corp.	173,857	5,351,318
Global Power Equipment Group, Inc.	46,800	857,376
GrafTech International Ltd. (a)(d)	386,768	3,751,650
Hubbell, Inc. Class B	177,553	21,224,686
II-VI, Inc. (a)	188,032	3,081,844
Lime Energy Co. (a)(d)	4,467	13,490

	Shares	Value
LSI Industries, Inc.	51,035	$ 423,080
MagneTek, Inc. (a)	6,645	160,543
Ocean Power Technologies, Inc. (a)(d)	24,836	100,834
Orion Energy Systems, Inc. (a)	65,072	359,848
Plug Power, Inc. (a)(d)	334,144	1,560,452
Polypore International, Inc. (a)(d)	153,378	5,308,413
Powell Industries, Inc.	33,460	2,279,630
Power Solutions International, Inc. (a)(d)	16,088	1,192,121
PowerSecure International, Inc. (a)(d)	63,459	1,442,423
Preformed Line Products Co.	8,094	502,637
Real Goods Solar, Inc. Class A (a)(d)	83,434	317,884
Regal-Beloit Corp.	153,599	11,318,710
Revolution Lighting Technologies, Inc. (a)(d)	124,109	392,184
Sensata Technologies Holding BV (a)	487,402	19,808,017
SL Industries, Inc. (a)	10,551	279,602
SolarCity Corp. (a)(d)	160,513	13,637,184
Thermon Group Holdings, Inc. (a)(d)	109,926	2,670,103
Ultralife Corp. (a)	43,594	164,785
Vicor Corp. (a)(d)	52,357	563,885
ZBB Energy Corp. (a)(d)	34,839	32,052
		175,669,139
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	213,316	16,920,225
Raven Industries, Inc.	124,554	4,554,940
		21,475,165
Machinery - 3.8%
Accuride Corp. (a)(d)	132,658	585,022
Actuant Corp. Class A	241,358	8,462,011
Adept Technology, Inc. (a)	40,541	682,710
AGCO Corp.	296,134	15,541,112
Alamo Group, Inc.	26,680	1,402,834
Albany International Corp. Class A	100,741	3,634,735
Altra Industrial Motion Corp.	94,746	3,354,008
American Railcar Industries, Inc.	32,423	2,245,293
Ampco-Pittsburgh Corp.	25,813	527,876
Art's-Way Manufacturing Co., Inc.	9,831	58,494
Astec Industries, Inc.	69,250	2,785,235
Barnes Group, Inc.	158,563	6,096,747
Blount International, Inc. (a)(d)	172,961	2,118,772
Briggs & Stratton Corp.	162,631	3,704,734
Chart Industries, Inc. (a)	100,740	8,417,834
Chicago Rivet & Machine Co.	772	30,772
CIRCOR International, Inc.	60,186	4,306,910
CLARCOR, Inc.	168,156	9,741,277
Colfax Corp. (a)	304,642	21,669,185
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,602,223
Commercial Vehicle Group, Inc. (a)	75,400	672,568
Crane Co.	163,017	11,642,674
Donaldson Co., Inc.	452,816	19,398,637
Douglas Dynamics, Inc.	74,542	1,206,090
Dynamic Materials Corp.	39,486	819,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eastern Co.	11,293	$ 179,672
Energy Recovery, Inc. (a)(d)	141,452	633,705
EnPro Industries, Inc. (a)(d)	68,032	4,873,132
ESCO Technologies, Inc.	95,557	3,424,763
ExOne Co. (d)	33,912	1,570,126
Federal Signal Corp. (a)	206,448	2,652,857
FreightCar America, Inc.	47,091	1,203,646
Global Brass & Copper Holdings, Inc.	80,528	1,363,339
Gorman-Rupp Co.	63,289	1,993,604
Graco, Inc.	204,383	15,948,005
Graham Corp.	31,448	1,093,447
Greenbrier Companies, Inc. (a)(d)	83,214	3,500,813
Hardinge, Inc.	28,207	416,053
Harsco Corp.	267,202	6,712,114
Hurco Companies, Inc.	14,365	359,269
Hyster-Yale Materials Handling Class A	38,190	3,854,899
IDEX Corp.	266,127	19,978,154
Internet Media Services, Inc. (a)	7,375	5
ITT Corp.	295,751	12,983,469
John Bean Technologies Corp.	85,902	2,590,804
Kadant, Inc.	36,513	1,465,997
Kennametal, Inc.	255,674	11,183,181
Key Technology, Inc. (a)	12,346	156,794
L.B. Foster Co. Class A	30,153	1,401,813
Lincoln Electric Holdings, Inc.	273,476	20,502,496
Lindsay Corp. (d)	43,068	3,654,750
Lydall, Inc. (a)	39,995	810,299
Manitex International, Inc. (a)(d)	34,692	520,033
Manitowoc Co., Inc. (d)	441,343	13,655,152
Meritor, Inc. (a)	317,981	3,946,144
MFRI, Inc. (a)	13,428	208,134
Middleby Corp. (a)(d)	63,969	18,970,647
Miller Industries, Inc.	29,446	531,500
Mueller Industries, Inc.	100,310	6,267,369
Mueller Water Products, Inc. Class A	534,113	5,154,190
Navistar International Corp. (a)(d)	224,675	8,425,313
NN, Inc.	55,838	1,077,115
Nordson Corp.	200,809	14,691,186
Omega Flex, Inc.	5,411	120,936
Oshkosh Truck Corp.	284,653	16,461,483
PMFG, Inc. (a)	42,899	280,559
Proto Labs, Inc. (a)(d)	68,148	5,308,729
RBC Bearings, Inc. (a)	81,190	5,216,458
Rexnord Corp. (a)	175,648	5,267,684
SPX Corp.	151,748	16,340,225
Standex International Corp.	44,238	2,446,804
Sun Hydraulics Corp.	84,826	3,588,140
Taylor Devices, Inc. (a)	3,820	32,088
Tecumseh Products Co. Class A (non-vtg.) (a)	49,815	393,539
Tennant Co.	63,191	3,871,081

	Shares	Value
Terex Corp.	370,340	$ 16,491,240
The L.S. Starrett Co. Class A	14,574	273,117
Timken Co.	262,687	15,855,787
Titan International, Inc. (d)	188,051	3,565,447
Toro Co.	195,916	12,975,517
TriMas Corp. (a)	147,403	4,954,215
Trinity Industries, Inc.	259,296	18,620,046
Twin Disc, Inc.	22,386	554,501
Valmont Industries, Inc. (d)	87,256	12,707,091
Wabash National Corp. (a)(d)	244,547	3,303,830
WABCO Holdings, Inc. (a)	204,823	20,984,116
Wabtec Corp.	315,454	25,037,584
Watts Water Technologies, Inc. Class A	99,738	6,145,856
Woodward, Inc.	201,903	8,800,952
WSI Industries, Inc.	5,668	36,502
Xerium Technologies, Inc. (a)	41,758	657,689
		538,952,687
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	1,014,437
Eagle Bulk Shipping, Inc. (a)(d)	42,249	200,260
Genco Shipping & Trading Ltd. (a)(d)	119,131	195,375
International Shipholding Corp.	22,466	684,314
Kirby Corp. (a)	183,646	19,211,208
Matson, Inc.	138,917	3,350,678
Rand Logistics, Inc. (a)(d)	30,737	208,089
		24,864,361
Professional Services - 1.3%
Acacia Research Corp. (d)	177,375	2,719,159
Advisory Board Co. (a)(d)	120,223	7,703,890
Barrett Business Services, Inc.	22,755	1,592,850
CBIZ, Inc. (a)(d)	163,829	1,495,759
CDI Corp.	40,979	748,686
Corp. Resources Services, Inc. (a)(d)	34,388	89,753
Corporate Executive Board Co.	113,872	8,515,348
CRA International, Inc. (a)	27,449	641,483
CTPartners Executive Search, Inc. (a)	10,063	70,441
DLH Holdings Corp. (a)	2,300	5,658
Exponent, Inc.	45,555	3,245,338
Franklin Covey Co. (a)	43,285	906,821
FTI Consulting, Inc. (a)	136,944	3,997,395
GP Strategies Corp. (a)	66,351	1,932,141
Heidrick & Struggles International, Inc.	47,268	869,259
Hill International, Inc. (a)	70,728	318,276
Hudson Global, Inc. (a)(d)	73,448	262,944
Huron Consulting Group, Inc. (a)	79,894	5,286,586
ICF International, Inc. (a)(d)	69,969	2,828,147
IHS, Inc. Class A (a)	205,698	24,659,076
Insperity, Inc.	79,669	2,325,538
Kelly Services, Inc. Class A (non-vtg.)	92,870	2,336,609
Kforce, Inc.	104,013	2,278,925
Korn/Ferry International (a)	172,794	4,387,240
Lightbridge Corp. (a)(d)	43,052	133,461
Luna Innovations, Inc. (a)	26,569	39,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	255,928	$ 20,003,332
Mastech Holdings, Inc.	3,140	42,861
MISTRAS Group, Inc. (a)	57,199	1,260,666
Navigant Consulting, Inc. (a)	172,532	3,007,233
Odyssey Marine Exploration, Inc. (a)(d)	239,959	525,510
On Assignment, Inc. (a)	156,999	5,400,766
Pendrell Corp. (a)	486,872	740,045
RCM Technologies, Inc. (a)	26,829	185,388
Resources Connection, Inc.	137,971	1,890,203
RPX Corp. (a)	126,709	2,029,878
Spherix, Inc. (a)	11,044	51,575
Towers Watson & Co.	212,666	23,201,861
TrueBlue, Inc. (a)	140,541	4,002,608
Verisk Analytics, Inc. (a)	497,227	31,680,818
VSE Corp.	11,665	563,420
WageWorks, Inc. (a)	97,655	5,776,293
		179,752,828
Road & Rail - 1.1%
AMERCO	19,924	4,641,097
Arkansas Best Corp.	77,866	2,589,823
Avis Budget Group, Inc. (a)(d)	356,954	16,773,268
Celadon Group, Inc.	79,105	1,795,684
Con-way, Inc.	185,796	7,086,259
Covenant Transport Group, Inc. Class A (a)	20,231	201,501
Genesee & Wyoming, Inc. Class A (a)	163,916	16,214,571
Heartland Express, Inc.	164,198	3,346,355
Hertz Global Holdings, Inc. (a)	1,487,435	41,663,054
J.B. Hunt Transport Services, Inc.	298,562	21,457,651
Knight Transportation, Inc.	212,636	4,567,421
Landstar System, Inc.	154,958	8,942,626
Marten Transport Ltd.	92,034	1,793,743
Old Dominion Freight Lines, Inc. (a)	233,075	12,408,913
P.A.M. Transportation Services, Inc. (a)	12,026	218,633
Patriot Transportation Holding, Inc. (a)	15,144	539,884
Quality Distribution, Inc. (a)	101,880	1,306,102
Roadrunner Transportation Systems, Inc. (a)	88,451	2,079,483
Saia, Inc. (a)	87,509	3,022,561
Swift Transporation Co. (a)(d)	357,132	8,699,736
U.S.A. Truck, Inc. (a)	28,518	438,322
Universal Truckload Services, Inc.	18,107	470,782
Werner Enterprises, Inc.	156,098	4,035,133
YRC Worldwide, Inc. (a)(d)	32,458	850,400
		165,143,002
Trading Companies & Distributors - 1.0%
Aceto Corp.	86,257	1,577,641
AeroCentury Corp. (a)(d)	740	12,587
Air Lease Corp. Class A	302,013	11,159,380
Aircastle Ltd.	214,971	4,234,929
Applied Industrial Technologies, Inc.	144,113	7,354,086

	Shares	Value
Beacon Roofing Supply, Inc. (a)(d)	160,838	$ 6,078,068
BlueLinx Corp. (a)(d)	73,361	107,107
CAI International, Inc. (a)(d)	57,232	1,393,027
DXP Enterprises, Inc. (a)	33,811	3,440,607
Essex Rental Corp. (a)	27,827	87,655
GATX Corp.	159,648	10,359,559
H&E Equipment Services, Inc. (a)	99,601	3,258,945
HD Supply Holdings, Inc. (a)(d)	192,007	4,468,003
Houston Wire & Cable Co.	39,527	549,821
Kaman Corp.	99,263	3,942,726
Lawson Products, Inc. (a)	23,255	342,546
MRC Global, Inc. (a)	336,811	8,662,779
MSC Industrial Direct Co., Inc. Class A	154,283	13,319,251
Rush Enterprises, Inc. Class A (a)(d)	119,446	3,416,156
Stock Building Supply Holdings, Inc.	34,275	762,962
TAL International Group, Inc.	111,519	4,940,292
Textainer Group Holdings Ltd. (d)	68,600	2,501,842
Titan Machinery, Inc. (a)(d)	64,538	1,020,991
Transcat, Inc. (a)	4,695	43,429
United Rentals, Inc. (a)(d)	306,291	27,057,747
Watsco, Inc.	85,928	8,453,597
WESCO International, Inc. (a)(d)	140,830	12,140,954
Willis Lease Finance Corp. (a)	19,324	345,900
		141,032,587
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	147,953	3,209,101
TOTAL INDUSTRIALS		2,092,491,502
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	197,013	5,161,741
Alliance Fiber Optic Products, Inc. (d)	38,110	458,844
Ambient Corp. (a)	4,086	7,723
American Electric Technologies, Inc. (a)	1,200	11,328
Applied Optoelectronics, Inc.	13,050	308,763
Arris Group, Inc. (a)	381,476	10,948,361
Aruba Networks, Inc. (a)(d)	360,797	7,399,946
Aviat Networks, Inc. (a)	167,167	325,976
Aware, Inc. (a)	13,571	76,812
Bel Fuse, Inc. Class B (non-vtg.)	23,302	442,738
Black Box Corp.	57,867	1,539,262
Brocade Communications Systems, Inc. (a)	1,480,625	14,169,581
CalAmp Corp. (a)	110,023	3,525,137
Calix Networks, Inc. (a)	117,823	936,693
Ciena Corp. (a)(d)	340,243	8,359,771
Clearfield, Inc. (a)	36,827	861,752
ClearOne, Inc. (a)	5,738	62,143
CommScope Holding Co., Inc.	150,608	3,643,208
Communications Systems, Inc.	7,926	106,763
Comtech Telecommunications Corp.	62,000	1,984,620
Digi International, Inc. (a)	68,270	651,979
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	139,551	$ 6,952,431
EMCORE Corp. (a)(d)	83,286	406,436
Emulex Corp. (a)	343,768	2,502,631
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	334,521	1,916,805
Finisar Corp. (a)	317,054	7,514,180
Harmonic, Inc. (a)	331,637	2,152,324
Infinera Corp. (a)(d)	415,664	3,458,324
InfoSonics Corp. (a)(d)	41,938	127,911
InterDigital, Inc. (d)	140,409	4,282,475
Interphase Corp. (a)	11,825	56,642
Ixia (a)	193,434	2,390,844
JDS Uniphase Corp. (a)	764,116	10,529,518
KVH Industries, Inc. (a)(d)	40,349	521,713
Lantronix, Inc. (a)	2,994	7,635
Meru Networks, Inc. (a)(d)	44,480	187,706
NETGEAR, Inc. (a)(d)	134,826	4,608,353
Novatel Wireless, Inc. (a)	94,259	227,164
NumereX Corp. Class A (a)	29,504	437,839
Oclaro, Inc. (a)	344,328	971,005
Oplink Communications, Inc. (a)	58,370	1,022,642
Optical Cable Corp.	11,466	44,603
Palo Alto Networks, Inc. (a)	150,940	10,739,381
Parkervision, Inc. (a)(d)	304,980	1,524,900
PC-Tel, Inc.	44,393	386,219
Plantronics, Inc.	151,062	6,704,132
Polycom, Inc. (a)(d)	484,718	6,475,832
Procera Networks, Inc. (a)(d)	67,503	744,558
Relm Wireless Corp. (a)	22,872	72,047
Riverbed Technology, Inc. (a)	540,599	12,044,546
Ruckus Wireless, Inc. (a)	183,342	2,566,788
ShoreTel, Inc. (a)	188,141	1,653,759
Sonus Networks, Inc. (a)(d)	960,885	3,584,101
Technical Communications Corp. (a)	2,835	19,845
Tessco Technologies, Inc.	20,333	774,281
Ubiquiti Networks, Inc. (a)(d)	53,471	2,642,002
ViaSat, Inc. (a)(d)	144,625	9,647,934
Westell Technologies, Inc. Class A (a)	150,024	619,599
Zhone Technologies, Inc. (a)(d)	84,494	328,682
Zoom Technologies, Inc. (a)(d)	4,729	21,706
		171,852,634
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	316,500	24,041,340
Concurrent Computer Corp.	24,916	205,806
Cray, Inc. (a)(d)	134,778	4,675,449
Crossroads Systems, Inc. (a)(d)	24,612	55,869
Dataram Corp. (a)	3,942	10,762
Diebold, Inc.	221,486	8,281,362
Dot Hill Systems Corp. (a)	189,368	1,009,331
Electronics for Imaging, Inc. (a)	158,522	7,070,081
Fusion-io, Inc. (a)(d)	320,315	3,513,856

	Shares	Value
Hutchinson Technology, Inc. (a)	81,684	$ 297,330
Imation Corp. (a)	104,323	667,667
Immersion Corp. (a)	100,218	1,197,605
Intevac, Inc. (a)	59,350	446,906
Lexmark International, Inc. Class A	204,090	8,600,353
NCR Corp. (a)	551,457	18,777,111
Overland Storage, Inc. (a)	57,061	59,343
QLogic Corp. (a)	297,783	3,400,682
Quantum Corp. (a)(d)	964,773	1,128,784
Qumu Corp. (a)	32,359	511,272
Silicon Graphics International Corp. (a)(d)	125,239	1,541,692
Super Micro Computer, Inc. (a)	132,262	2,670,370
Transact Technologies, Inc.	18,832	218,451
U.S.A. Technologies, Inc. (a)(d)	79,221	166,364
Violin Memory, Inc. (d)	53,384	232,220
Xplore Technologies Corp. (a)	5,105	30,579
		88,810,585
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	33,756
Advanced Photonix, Inc. Class A (a)	41,087	27,035
Aeroflex Holding Corp. (a)	62,535	499,655
Agilysys, Inc. (a)	46,798	679,507
Anixter International, Inc.	92,980	9,944,211
Arrow Electronics, Inc. (a)	330,435	18,712,534
Audience, Inc. (a)	28,401	332,860
Avnet, Inc.	456,204	19,858,560
AVX Corp.	194,808	2,499,387
Badger Meter, Inc.	48,888	2,684,929
Belden, Inc.	142,773	10,298,216
Benchmark Electronics, Inc. (a)	187,285	4,464,874
CDW Corp.	141,832	3,711,743
Checkpoint Systems, Inc. (a)	133,119	1,950,193
ClearSign Combustion Corp. (a)(d)	26,018	243,268
Cognex Corp. (a)	278,233	10,478,255
Coherent, Inc. (a)	85,373	5,818,170
Control4 Corp. (d)	13,781	288,161
CTS Corp.	113,780	2,323,388
CUI Global, Inc. (a)	68,064	594,199
Daktronics, Inc.	130,632	1,851,055
Digital Ally, Inc. (a)(d)	4,790	39,134
Dolby Laboratories, Inc. Class A (a)(d)	165,187	6,810,660
DTS, Inc. (a)(d)	52,729	1,070,926
Dynasil Corp. of America (a)	9,408	14,018
Echelon Corp. (a)	108,441	325,323
Electro Rent Corp.	50,058	909,554
Electro Scientific Industries, Inc.	80,453	758,672
eMagin Corp. (a)	60,537	161,028
Fabrinet (a)	89,055	1,729,448
FARO Technologies, Inc. (a)	58,086	3,342,268
FEI Co.	135,291	13,887,621
Frequency Electronics, Inc. (a)	13,041	149,972
Giga-Tronics, Inc. (a)	4,585	6,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
GSI Group, Inc. (a)	43,195	$ 542,097
I. D. Systems Inc. (a)	33,896	203,037
Identive Group, Inc. (a)	118,347	102,962
IEC Electronics Corp. (a)	18,101	78,377
Image Sensing Systems, Inc. (a)	2,863	14,458
Ingram Micro, Inc. Class A (a)	517,433	15,238,402
Insight Enterprises, Inc. (a)	143,877	3,306,293
Intelli-Check, Inc. (a)	25,728	19,492
IntriCon Corp. (a)	1,667	7,918
InvenSense, Inc. (a)(d)	179,424	3,615,394
IPG Photonics Corp. (a)(d)	115,394	8,281,827
Iteris, Inc. (a)	52,448	116,435
Itron, Inc. (a)(d)	128,382	4,493,370
KEMET Corp. (a)	140,529	798,205
KEY Tronic Corp. (a)	23,864	246,992
Knowles Corp. (a)(e)	275,000	8,841,250
LGL Group, Inc. (a)	3,009	16,550
LGL Group, Inc. warrants 8/6/18 (a)	15,045	903
LightPath Technologies, Inc. Class A (a)(d)	13,246	21,723
Littelfuse, Inc.	75,391	7,114,649
LoJack Corp. (a)	47,516	288,897
LRAD Corp. (a)(d)	62,271	136,373
Maxwell Technologies, Inc. (a)	96,283	984,012
Measurement Specialties, Inc. (a)	48,916	2,983,876
Mercury Systems, Inc. (a)(d)	104,306	1,157,797
Mesa Laboratories, Inc.	9,752	852,325
Methode Electronics, Inc. Class A	115,949	3,930,671
MicroVision, Inc. (a)(d)	62,948	127,784
MOCON, Inc.	7,499	125,908
MTS Systems Corp.	51,551	3,658,059
Multi-Fineline Electronix, Inc. (a)	21,997	320,496
Napco Security Technolgies, Inc. (a)	24,581	171,084
National Instruments Corp.	333,517	9,661,987
Neonode, Inc. (a)(d)	105,122	758,981
NetList, Inc. (a)(d)	111,854	214,200
Newport Corp. (a)	137,508	2,846,416
OSI Systems, Inc. (a)	63,679	3,914,348
Par Technology Corp. (a)	27,309	135,999
Park Electrochemical Corp.	73,421	2,091,764
PC Connection, Inc.	55,090	1,115,573
PC Mall, Inc. (a)	21,739	211,086
Perceptron, Inc.	25,360	360,366
Planar Systems, Inc. (a)	44,256	102,674
Plexus Corp. (a)	110,531	4,548,351
Pulse Electronics Corp. (a)	9,108	36,432
RadiSys Corp. (a)	67,810	281,412
RealD, Inc. (a)(d)	152,655	1,686,838
Research Frontiers, Inc. (a)(d)	60,513	363,683
RF Industries Ltd.	13,982	92,840
Richardson Electronics Ltd.	36,856	405,047
Rofin-Sinar Technologies, Inc. (a)	95,815	2,248,778

	Shares	Value
Rogers Corp. (a)	60,069	$ 3,886,464
Sanmina Corp. (a)	283,697	4,811,501
ScanSource, Inc. (a)	97,450	3,825,887
Sigmatron International, Inc. (a)	762	8,123
Speed Commerce, Inc. (a)(d)	125,360	491,411
Superconductor Technologies, Inc. (a)(d)	11,800	32,922
SYNNEX Corp. (a)	87,558	5,207,950
Tech Data Corp. (a)	131,415	7,569,504
Trimble Navigation Ltd. (a)(d)	857,708	32,721,560
TTM Technologies, Inc. (a)	184,245	1,547,658
Uni-Pixel, Inc. (a)(d)	29,629	292,142
Universal Display Corp. (a)(d)	136,998	4,731,911
Viasystems Group, Inc. (a)	12,420	160,963
Vishay Intertechnology, Inc.	447,015	6,320,792
Vishay Precision Group, Inc. (a)	39,013	668,293
Wayside Technology Group, Inc.	460	6,504
Wireless Telecom Group, Inc. (a)	11,376	40,954
Zebra Technologies Corp. Class A (a)	171,724	11,847,239
Zygo Corp. (a)	52,026	786,113
		310,331,235
Internet Software & Services - 2.6%
Angie's List, Inc. (a)(d)	136,078	1,892,845
AOL, Inc. (a)	260,406	11,400,575
Autobytel, Inc. (a)	31,669	499,103
Bankrate, Inc. (a)(d)	141,571	2,849,824
Bazaarvoice, Inc. (a)(d)	165,633	1,119,679
Benefitfocus, Inc. (d)	17,943	1,162,348
Blucora, Inc. (a)(d)	133,872	2,575,697
Bridgeline Digital, Inc. (a)	24,241	27,392
Brightcove, Inc. (a)	86,582	839,845
BroadVision, Inc. (a)	7,417	95,753
Carbonite, Inc. (a)	42,143	428,173
ChannelAdvisor Corp. (a)	38,133	1,730,476
Chegg, Inc. (d)	66,239	417,306
comScore, Inc. (a)	120,662	3,815,332
Constant Contact, Inc. (a)	108,170	2,982,247
Conversant, Inc. (a)(d)	216,825	5,390,270
Cornerstone OnDemand, Inc. (a)(d)	148,697	8,680,931
CoStar Group, Inc. (a)	96,353	19,370,807
Crexendo, Inc. (a)	12,555	39,423
Cvent, Inc. (d)	35,347	1,388,430
Dealertrack Technologies, Inc. (a)(d)	150,316	8,127,586
Demand Media, Inc. (a)(d)	172,444	836,353
Demandware, Inc. (a)	90,442	6,793,099
Dice Holdings, Inc. (a)(d)	145,947	1,074,170
Digital River, Inc. (a)	103,713	1,842,980
E2open, Inc. (a)(d)	49,259	1,368,908
Earthlink Holdings Corp.	353,573	1,386,006
eGain Communications Corp. (a)(d)	32,997	276,515
Endurance International Group Holdings, Inc. (d)	80,391	1,213,100
Envestnet, Inc. (a)	96,140	4,022,498
Equinix, Inc. (a)	164,896	31,323,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Global Eagle Entertainment, Inc. (a)	183,765	$ 3,230,589
GlowPoint, Inc. (a)	51,449	67,913
Gogo, Inc. (d)	38,042	793,176
IAC/InterActiveCorp	254,393	19,723,089
Internap Network Services Corp. (a)	187,544	1,429,085
Internet Patents Corp. (a)	283	911
IntraLinks Holdings, Inc. (a)	131,309	1,524,497
Inuvo, Inc. (a)	37,507	46,509
iPass, Inc. (a)	125,462	194,466
j2 Global, Inc. (d)	144,163	7,409,978
Limelight Networks, Inc. (a)	156,398	337,820
LinkedIn Corp. (a)	321,929	65,686,393
Liquidity Services, Inc. (a)(d)	90,620	2,321,684
LiveDeal, Inc. (a)(d)	32,301	251,302
LivePerson, Inc. (a)	177,068	2,316,049
Local Corp. (a)(d)	49,826	79,223
LogMeIn, Inc. (a)	79,339	3,320,337
LookSmart Ltd. (a)	14,768	32,490
Marchex, Inc. Class B	75,653	895,732
Marin Software, Inc. (d)	33,252	380,735
Marketo, Inc.	61,264	2,511,824
Mediabistro, Inc. (a)	5,114	11,813
MeetMe, Inc. (a)(d)	65,453	174,105
Millennial Media, Inc. (a)(d)	114,638	692,414
Monster Worldwide, Inc. (a)	344,947	2,749,228
Move, Inc. (a)	134,032	1,730,353
NIC, Inc.	203,445	3,954,971
Onvia.com, Inc. (a)(d)	2,326	11,909
OpenTable, Inc. (a)(d)	78,033	6,218,450
Pandora Media, Inc. (a)	541,724	20,271,312
Perficient, Inc. (a)	107,714	2,198,443
QuinStreet, Inc. (a)	78,393	516,610
Rackspace Hosting, Inc. (a)(d)	382,021	14,046,912
RealNetworks, Inc. (a)	72,712	546,067
Reis, Inc. (a)(d)	22,987	405,491
Rocket Fuel, Inc. (d)	29,420	1,649,285
SciQuest, Inc. (a)(d)	81,678	2,411,135
Selectica, Inc. (a)	2,268	15,831
Shutterstock, Inc. (a)(d)	35,142	3,492,412
Spark Networks, Inc. (a)(d)	65,828	396,285
SPS Commerce, Inc. (a)	53,558	3,631,232
Stamps.com, Inc. (a)(d)	52,541	1,848,392
Support.com, Inc. (a)	167,715	420,965
Synacor, Inc. (a)	40,770	107,225
TechTarget, Inc. (a)	30,780	213,305
Textura Corp. (d)	60,822	1,636,720
TheStreet.com, Inc.	80,374	234,692
Travelzoo, Inc. (a)	32,602	770,059
Tremor Video, Inc. (d)	25,546	110,870
Trulia, Inc. (a)(d)	112,796	3,379,368
Twitter, Inc. (d)	234,137	12,856,463

	Shares	Value
United Online, Inc. (d)	42,358	$ 474,833
Unwired Planet, Inc. (d)	271,737	402,171
Vocus, Inc. (a)	57,794	771,550
Web.com Group, Inc. (a)(d)	147,983	5,393,980
WebMD Health Corp. (a)(d)	127,188	5,648,419
World Energy Solutions, Inc. (a)	2,295	10,373
XO Group, Inc. (a)	69,721	832,469
Xoom Corp.	47,742	1,338,208
Yelp, Inc. (a)(d)	188,449	17,793,355
YuMe, Inc. (d)	17,622	112,605
Zillow, Inc. (a)(d)	78,002	6,520,967
Zix Corp. (a)(d)	180,557	816,118
		364,342,482
IT Services - 2.3%
Acxiom Corp. (a)	251,988	9,381,513
Amdocs Ltd.	531,891	23,658,512
Blackhawk Network Holdings, Inc. (d)	44,597	1,105,114
Booz Allen Hamilton Holding Corp. Class A	238,671	5,019,251
Broadridge Financial Solutions, Inc.	389,371	14,702,649
CACI International, Inc. Class A (a)	78,671	6,201,635
Cardtronics, Inc. (a)	151,336	6,132,135
Cass Information Systems, Inc.	27,691	1,439,932
Ciber, Inc. (a)	226,365	1,082,025
Computer Task Group, Inc.	39,786	646,523
Convergys Corp.	345,643	7,075,312
CoreLogic, Inc. (a)	310,531	10,123,311
CSG Systems International, Inc.	111,587	3,124,436
CSP, Inc.	3,555	29,507
Datalink Corp. (a)	72,718	1,062,410
DST Systems, Inc.	97,486	9,161,734
Edgewater Technology, Inc. (a)	11,761	80,445
EPAM Systems, Inc. (a)	84,110	3,526,732
Euronet Worldwide, Inc. (a)(d)	159,345	6,096,540
EVERTEC, Inc.	239,314	5,805,758
ExlService Holdings, Inc. (a)	105,564	2,954,736
FleetCor Technologies, Inc. (a)	242,841	31,552,331
Forrester Research, Inc.	46,079	1,668,981
Gartner, Inc. Class A (a)(d)	305,943	21,281,395
Genpact Ltd. (a)	379,737	6,334,013
Global Cash Access Holdings, Inc. (a)	213,120	1,790,208
Global Payments, Inc.	241,213	16,964,510
Hackett Group, Inc.	102,623	604,449
Heartland Payment Systems, Inc.	125,346	5,068,992
Higher One Holdings, Inc. (a)(d)	107,033	856,264
iGATE Corp. (a)	97,307	3,293,842
Information Services Group, Inc. (a)	84,828	443,650
Innodata, Inc. (a)	58,124	190,647
InterCloud Systems, Inc. (a)(d)	11,195	150,461
Jack Henry & Associates, Inc.	290,389	16,880,313
Leidos Holdings, Inc. (d)	241,990	10,807,273
Lionbridge Technologies, Inc. (a)	195,313	1,398,441
ManTech International Corp. Class A	86,321	2,526,616
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)	15,883	$ 89,580
Maximus, Inc.	228,641	10,926,753
ModusLink Global Solutions, Inc. (a)	116,317	531,569
MoneyGram International, Inc. (a)	76,773	1,460,990
NCI, Inc. Class A (a)	29,120	349,440
Neustar, Inc. Class A (a)(d)	205,265	7,352,592
Newtek Business Services, Inc. (a)	5,503	16,619
PFSweb, Inc. (a)	60,946	533,278
Planet Payment, Inc. (a)	147,113	501,655
PRG-Schultz International, Inc. (a)	96,195	581,018
Sapient Corp. (a)	373,262	6,498,491
Science Applications International Corp.	142,727	5,323,717
ServiceSource International, Inc. (a)(d)	189,283	1,726,261
StarTek, Inc. (a)	22,269	154,770
Sykes Enterprises, Inc. (a)	130,390	2,566,075
Syntel, Inc. (a)	56,918	5,370,782
Teletech Holdings, Inc. (a)	76,566	1,843,709
The Management Network Group, Inc. (a)	2,929	9,959
Unisys Corp. (a)(d)	147,904	5,061,275
Vantiv, Inc. (a)(d)	401,928	12,793,368
VeriFone Systems, Inc. (a)	357,769	10,357,413
Virtusa Corp. (a)	90,504	3,291,630
WEX, Inc. (a)(d)	128,374	12,429,171
WidePoint Corp. (a)(d)	172,571	257,131
WPCS International, Inc. (a)(d)	5,571	8,635
		330,258,477
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	130,785	3,588,740
Advanced Micro Devices, Inc. (a)(d)	2,016,925	7,482,792
AEHR Test Systems (a)	9,000	21,150
Aetrium, Inc. (a)(d)	674	4,010
Alpha & Omega Semiconductor Ltd. (a)	18,317	133,531
Amkor Technology, Inc. (a)(d)	453,070	2,682,174
Amtech Systems, Inc. (a)	19,914	222,240
ANADIGICS, Inc. (a)	271,811	494,696
Applied Micro Circuits Corp. (a)	253,177	2,901,408
Atmel Corp. (a)	1,411,126	11,373,676
ATMI, Inc. (a)	108,511	3,690,459
Avago Technologies Ltd.	822,677	50,759,171
Axcelis Technologies, Inc. (a)	355,900	793,657
AXT, Inc. (a)	91,754	210,117
Brooks Automation, Inc.	221,731	2,299,350
BTU International, Inc. (a)	13,926	42,196
Cabot Microelectronics Corp. (a)	79,227	3,499,457
Cascade Microtech, Inc. (a)	31,120	276,968
Cavium, Inc. (a)(d)	178,619	7,525,218
Ceva, Inc. (a)(d)	72,624	1,313,042
Cirrus Logic, Inc. (a)(d)	206,805	3,980,996
Cohu, Inc.	56,455	569,631
Cree, Inc. (a)(d)	400,253	24,587,542

	Shares	Value
CVD Equipment Corp. (a)(d)	12,898	$ 190,890
CyberOptics Corp. (a)	9,297	78,095
Cypress Semiconductor Corp. (d)	460,703	4,510,282
Diodes, Inc. (a)	122,440	2,915,296
DSP Group, Inc. (a)	67,110	567,751
Entegris, Inc. (a)	491,313	5,920,322
Entropic Communications, Inc. (a)(d)	344,149	1,507,373
Exar Corp. (a)	162,732	1,863,281
Fairchild Semiconductor International, Inc. (a)	438,835	6,178,797
FormFactor, Inc. (a)	187,509	1,336,939
Freescale Semiconductor, Inc. (a)(d)	321,017	7,303,137
GigOptix, Inc. (a)	52,290	85,233
GSI Technology, Inc. (a)	45,956	312,960
GT Advanced Technologies, Inc. (a)(d)	435,587	6,241,962
Hittite Microwave Corp.	105,948	6,248,813
Ikanos Communications, Inc. (a)	301,764	277,623
Inphi Corp. (a)	80,086	1,053,131
Integrated Device Technology, Inc. (a)	452,674	5,337,026
Integrated Silicon Solution, Inc. (a)	93,866	1,143,288
Intermolecular, Inc. (a)	45,789	121,341
International Rectifier Corp. (a)(d)	245,261	6,609,784
Intersil Corp. Class A	414,470	5,272,058
Intest Corp. (a)	34,005	135,340
IXYS Corp.	82,833	912,820
Kopin Corp. (a)(d)	161,243	643,360
Kulicke & Soffa Industries, Inc. (a)	256,842	2,963,957
Lattice Semiconductor Corp. (a)	418,047	3,164,616
LTX-Credence Corp. (a)	178,150	1,802,878
M/A-COM Technology Solutions, Inc. (a)	40,640	689,254
Marvell Technology Group Ltd.	1,355,027	20,718,363
Mattson Technology, Inc. (a)	251,767	642,006
Maxim Integrated Products, Inc.	933,448	30,533,084
MaxLinear, Inc. Class A (a)	93,581	874,982
Micrel, Inc.	158,460	1,654,322
Microsemi Corp. (a)	319,052	7,357,339
MKS Instruments, Inc.	182,366	5,481,922
Monolithic Power Systems, Inc. (a)	122,120	4,376,781
MoSys, Inc. (a)(d)	140,688	621,841
Nanometrics, Inc. (a)	71,378	1,310,500
NeoPhotonics Corp. (a)	56,859	469,087
NVE Corp. (a)	12,321	695,274
Omnivision Technologies, Inc. (a)(d)	183,726	3,172,948
ON Semiconductor Corp. (a)	1,476,038	13,786,195
PDF Solutions, Inc. (a)	78,702	1,604,734
Peregrine Semiconductor Corp. (a)(d)	97,452	650,979
Pericom Semiconductor Corp. (a)	65,839	532,638
Photronics, Inc. (a)(d)	218,612	1,901,924
Pixelworks, Inc. (a)	60,695	302,261
PLX Technology, Inc. (a)	108,735	648,061
PMC-Sierra, Inc. (a)	712,587	5,230,389
Power Integrations, Inc.	104,568	6,183,106
QuickLogic Corp. (a)(d)	185,965	946,562
Rambus, Inc. (a)(d)	389,646	3,592,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	937,422	$ 6,636,948
Rubicon Technology, Inc. (a)(d)	73,071	943,347
Rudolph Technologies, Inc. (a)(d)	108,233	1,241,433
Semtech Corp. (a)	224,858	5,610,207
Sigma Designs, Inc. (a)	104,992	514,461
Silicon Image, Inc. (a)	253,525	1,533,826
Silicon Laboratories, Inc. (a)(d)	129,940	6,752,982
Skyworks Solutions, Inc. (a)	620,533	22,004,100
Spansion, Inc. Class A (a)	179,228	2,923,209
STR Holdings, Inc. (a)	118,407	175,242
SunEdison, Inc. (a)	813,615	14,937,971
SunPower Corp. (a)(d)	131,739	4,364,513
Supertex, Inc. (a)	30,678	1,010,227
Synaptics, Inc. (a)(d)	116,634	7,585,875
Teradyne, Inc. (a)(d)	636,208	12,902,298
Tessera Technologies, Inc.	173,295	3,763,967
TriQuint Semiconductor, Inc. (a)	534,464	6,541,839
Ultra Clean Holdings, Inc. (a)	95,950	1,262,702
Ultratech, Inc. (a)(d)	92,383	2,422,282
Veeco Instruments, Inc. (a)(d)	133,922	5,296,615
Vitesse Semiconductor Corp. (a)(d)	196,561	715,482
		426,267,188
Software - 4.2%
Accelrys, Inc. (a)	202,545	2,527,762
ACI Worldwide, Inc. (a)(d)	126,659	7,603,340
Activision Blizzard, Inc.	1,430,848	27,686,909
Actuate Corp. (a)	156,442	888,591
Advent Software, Inc.	133,647	4,102,963
American Software, Inc. Class A	75,568	790,441
ANSYS, Inc. (a)	308,722	25,784,461
Aspen Technology, Inc. (a)	314,767	14,778,311
Astea International, Inc. (a)	13,242	41,845
Asure Software, Inc. (a)	1,517	10,300
Barracuda Networks, Inc. (d)	19,714	708,718
Blackbaud, Inc.	151,007	4,729,539
Bottomline Technologies, Inc. (a)(d)	125,050	4,463,035
BroadSoft, Inc. (a)	92,739	2,783,097
BSQUARE Corp. (a)	30,361	107,782
Cadence Design Systems, Inc. (a)(d)	950,944	14,577,972
Callidus Software, Inc. (a)	133,285	1,643,404
Cinedigm Corp. (a)	93,487	274,852
CommVault Systems, Inc. (a)	145,179	9,999,930
Compuware Corp.	734,208	8,039,578
Comverse, Inc. (a)	80,352	2,780,983
Concur Technologies, Inc. (a)(d)	154,897	19,122,035
Cover-All Technologies, Inc. (a)	2,815	4,223
Covisint Corp. (d)	45,291	486,878
Cyan, Inc. (d)	28,568	95,988
Datawatch Corp. (a)	22,345	751,015
Digimarc Corp.	26,174	768,992
Document Security Systems, Inc. (a)(d)	51,596	84,617

	Shares	Value
Ebix, Inc. (d)	116,379	$ 1,891,159
Ellie Mae, Inc. (a)(d)	85,614	2,654,034
Envivio, Inc. (a)	37,039	133,711
EPIQ Systems, Inc.	109,472	1,552,313
ePlus, Inc. (a)	12,135	690,117
Evolving Systems, Inc.	19,877	168,358
FactSet Research Systems, Inc. (d)	132,341	13,934,184
Fair Isaac Corp.	120,516	6,475,325
FalconStor Software, Inc. (a)	102,011	176,479
FireEye, Inc. (d)	54,961	4,706,860
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	451,507	10,452,387
Gigamon, Inc. (a)	46,149	1,456,462
Globalscape, Inc.	29,423	66,496
Glu Mobile, Inc. (a)(d)	197,835	995,110
GSE Systems, Inc. (a)	33,148	59,666
Guidance Software, Inc. (a)(d)	41,724	455,209
Guidewire Software, Inc. (a)(d)	224,302	12,024,830
Imperva, Inc. (a)	69,546	4,358,448
Infoblox, Inc. (a)	155,992	3,600,295
Informatica Corp. (a)	360,693	14,990,401
Interactive Intelligence Group, Inc. (a)	53,898	4,291,898
Jive Software, Inc. (a)(d)	129,531	1,054,382
Liquid Holdings Group, Inc. (d)	11,100	53,280
Majesco Entertainment Co. (a)(d)	169,132	89,809
Mandalay Digital Group, Inc. (a)(d)	73,394	356,695
Manhattan Associates, Inc. (a)	258,002	9,775,696
Mavenir Systems, Inc.	4,167	64,380
Mentor Graphics Corp.	325,605	7,046,092
MICROS Systems, Inc. (a)(d)	243,392	13,510,690
MicroStrategy, Inc. Class A (a)	30,627	3,954,865
Mitek Systems, Inc. (a)(d)	72,082	382,755
Model N, Inc.	21,246	233,494
Monotype Imaging Holdings, Inc.	133,751	3,803,878
NetScout Systems, Inc. (a)(d)	124,546	4,730,257
NetSol Technologies, Inc. (a)(d)	25,363	117,684
NetSuite, Inc. (a)(d)	102,494	11,796,034
Nuance Communications, Inc. (a)(d)	857,305	13,108,193
Parametric Technology Corp. (a)	400,151	15,729,936
Park City Group, Inc. (a)(d)	29,640	280,098
Peerless Systems Corp. (a)	15,698	57,926
Pegasystems, Inc.	60,905	2,535,475
Progress Software Corp. (a)	184,237	4,594,871
Proofpoint, Inc. (a)	78,982	3,273,804
PROS Holdings, Inc. (a)	84,746	2,919,500
QAD, Inc. Class B	24,367	404,980
Qlik Technologies, Inc. (a)	291,552	8,892,336
Qualys, Inc. (a)	57,711	1,564,545
Rally Software Development Corp.	42,605	847,413
RealPage, Inc. (a)(d)	178,593	3,161,096
Rosetta Stone, Inc. (a)	51,040	589,512
Rovi Corp. (a)	338,708	8,413,507
SeaChange International, Inc. (a)	85,138	898,206
ServiceNow, Inc. (a)	336,852	22,926,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Silver Spring Networks, Inc. (d)	15,724	$ 276,742
Smith Micro Software, Inc. (a)(d)	72,854	127,495
SolarWinds, Inc. (a)	219,380	10,130,968
Solera Holdings, Inc. (d)	229,281	15,687,406
Sonic Foundry, Inc. (a)	2,194	21,852
Splunk, Inc. (a)	288,274	26,737,414
SS&C Technologies Holdings, Inc. (a)	207,654	8,032,057
Synchronoss Technologies, Inc. (a)(d)	109,873	3,777,434
Synopsys, Inc. (a)	512,747	20,714,979
Tableau Software, Inc.	51,463	4,855,019
Take-Two Interactive Software, Inc. (a)	310,072	6,130,123
Tangoe, Inc. (a)(d)	124,007	2,358,613
TeleCommunication Systems, Inc. Class A (a)	140,898	305,749
TeleNav, Inc. (a)	41,916	251,915
TIBCO Software, Inc. (a)	511,834	11,152,863
TiVo, Inc. (a)	405,366	5,472,441
Tyler Technologies, Inc. (a)	93,495	8,767,961
Ultimate Software Group, Inc. (a)(d)	92,392	15,337,072
Vasco Data Security International, Inc. (a)	82,596	659,116
Verint Systems, Inc. (a)	178,748	8,367,194
VirnetX Holding Corp. (a)(d)	146,692	2,860,494
VMware, Inc. Class A (a)(d)	282,104	27,096,089
Voltari Corp. (a)(d)	11,296	42,586
Vringo, Inc. (a)(d)	250,377	1,014,027
Wave Systems Corp. Class A (a)(d)	76,840	80,682
Workday, Inc. Class A (a)(d)	102,359	11,251,301
Zynga, Inc. (a)	2,082,457	10,537,232
		589,985,663
TOTAL INFORMATION TECHNOLOGY		2,281,848,264
MATERIALS - 5.2%
Chemicals - 2.5%
A. Schulman, Inc.	101,315	3,520,696
Advanced Emissions Solutions, Inc. (a)	36,134	1,947,623
Albemarle Corp.	268,050	17,688,620
American Vanguard Corp.	87,623	1,949,612
Arabian American Development Co. (a)	47,222	577,997
Ashland, Inc.	233,762	22,060,120
Axiall Corp.	230,635	9,333,798
Balchem Corp.	101,519	5,127,725
BioAmber, Inc. (a)	1,374	20,019
Cabot Corp.	204,657	11,080,130
Calgon Carbon Corp. (a)	186,696	3,758,190
Celanese Corp. Class A	516,465	27,574,066
Chase Corp.	14,663	442,089
Chemtura Corp. (a)	321,400	7,954,650
Clean Diesel Technologies, Inc. (a)(d)	33,479	90,393
Core Molding Technologies, Inc. (a)	11,521	171,087

	Shares	Value
Cytec Industries, Inc.	115,084	$ 10,895,002
Ferro Corp. (a)	290,187	3,807,253
Flotek Industries, Inc. (a)(d)	160,657	4,088,721
FutureFuel Corp.	76,784	1,332,202
GSE Holding, Inc. (a)	16,500	10,065
H.B. Fuller Co.	167,929	8,141,198
Hawkins, Inc.	23,388	833,314
Huntsman Corp.	637,556	15,530,864
Innophos Holdings, Inc.	76,666	4,210,497
Innospec, Inc.	83,762	3,644,485
Intrepid Potash, Inc. (a)(d)	188,036	2,784,813
KMG Chemicals, Inc.	19,780	293,535
Koppers Holdings, Inc.	69,481	2,747,279
Kraton Performance Polymers, Inc. (a)	113,645	3,152,512
Kronos Worldwide, Inc. (d)	80,119	1,224,218
Landec Corp. (a)	84,086	856,836
LSB Industries, Inc. (a)	68,793	2,248,843
Marrone Bio Innovations, Inc. (d)	16,210	235,531
Material Sciences Corp. (a)	23,734	301,659
Minerals Technologies, Inc.	115,626	6,185,991
NewMarket Corp.	38,320	14,165,754
Northern Technologies International Corp. (a)	1,103	24,773
Olin Corp. (d)	258,726	6,776,034
OM Group, Inc.	107,994	3,412,610
OMNOVA Solutions, Inc. (a)	142,209	1,355,252
Penford Corp. (a)	33,122	442,179
PolyOne Corp.	312,837	11,731,388
Prospect Global Resources, Inc. (a)(d)	7,186	11,354
Quaker Chemical Corp.	44,800	3,462,144
Rockwood Holdings, Inc.	247,601	19,530,767
RPM International, Inc.	433,899	18,163,012
Senomyx, Inc. (a)	137,685	1,371,343
Sensient Technologies Corp.	170,930	8,961,860
Stepan Co.	69,028	4,196,902
Taminco Corp.	96,977	2,203,317
The Scotts Miracle-Gro Co. Class A	139,505	7,967,131
TOR Minerals International, Inc. (a)	3,831	39,038
Tredegar Corp.	82,660	2,059,061
Tronox Ltd. Class A (d)	212,649	5,037,655
Valhi, Inc.	64,947	713,768
Valspar Corp.	261,741	19,565,140
W.R. Grace & Co. (a)	250,853	25,421,443
Westlake Chemical Corp.	66,362	8,848,045
Zep, Inc.	66,805	1,175,768
Zoltek Companies, Inc. (a)(d)	83,484	1,398,357
		353,855,728
Construction Materials - 0.3%
Eagle Materials, Inc.	161,457	14,272,799
Headwaters, Inc. (a)	262,531	3,499,538
Martin Marietta Materials, Inc.	148,186	18,075,728
Texas Industries, Inc. (a)(d)	73,139	6,209,501
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
U.S. Concrete, Inc. (a)	41,450	$ 1,128,269
United States Lime & Minerals, Inc.	7,538	426,651
		43,612,486
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	571,108
Aptargroup, Inc.	216,708	14,339,568
Berry Plastics Group, Inc. (a)	260,893	6,347,527
Crown Holdings, Inc. (a)	447,499	20,146,405
Graphic Packaging Holding Co. (a)	749,526	7,675,146
Greif, Inc. Class A	102,600	5,136,156
Myers Industries, Inc.	100,702	2,165,093
Packaging Corp. of America	323,206	23,558,485
Rock-Tenn Co. Class A	237,672	26,528,949
Silgan Holdings, Inc.	149,251	7,195,391
Sonoco Products Co.	338,423	14,206,998
UFP Technologies, Inc. (a)	15,846	405,499
		128,276,325
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(d)	55,605	812,945
AK Steel Holding Corp. (a)(d)	444,492	2,760,295
Allied Nevada Gold Corp. (a)(d)	330,091	1,726,376
Amcol International Corp.	88,795	3,940,722
Carpenter Technology Corp.	174,898	10,345,217
Century Aluminum Co. (a)	185,637	2,197,942
Coeur d'Alene Mines Corp. (a)	347,159	3,818,749
Commercial Metals Co.	401,716	7,773,205
Compass Minerals International, Inc.	110,113	9,398,145
Comstock Mining, Inc. (a)(d)	165,183	330,366
Friedman Industries	15,788	133,409
General Moly, Inc. (a)(d)	202,841	241,381
Globe Specialty Metals, Inc.	217,947	4,330,607
Gold Resource Corp.	132,594	682,859
Golden Minerals Co. (a)(d)	115,781	122,728
Handy & Harman Ltd. (a)	37,596	687,255
Haynes International, Inc.	42,986	2,129,097
Hecla Mining Co. (d)	1,188,592	4,017,441
Horsehead Holding Corp. (a)(d)	166,082	2,951,277
Kaiser Aluminum Corp.	61,713	4,356,321
Materion Corp.	70,361	2,081,982
McEwen Mining, Inc. (a)(d)	803,888	2,339,314
Mines Management, Inc. (a)(d)	69,165	94,064
Molycorp, Inc. (a)(d)	623,108	3,252,624
Noranda Aluminium Holding Corp.	229,718	990,085
Olympic Steel, Inc.	27,830	765,603
Paramount Gold & Silver Corp. (a)(d)	435,955	588,539
Reliance Steel & Aluminum Co.	254,081	17,602,732
Royal Gold, Inc. (d)	217,631	14,953,426
RTI International Metals, Inc. (a)(d)	102,679	2,789,788
Schnitzer Steel Industries, Inc. Class A	90,821	2,304,129
Silver Bull Resources, Inc. (a)(d)	148,902	56,583

	Shares	Value
Solitario Exploration & Royalty Corp. (a)	57,827	$ 90,210
Steel Dynamics, Inc.	729,711	12,726,160
Stillwater Mining Co. (a)(d)	414,791	5,616,270
SunCoke Energy, Inc. (a)	247,253	5,508,797
Synalloy Corp.	24,589	335,148
Timberline Resources Corp. (a)(d)	213,150	31,333
U.S. Antimony Corp. (a)(d)	84,807	156,893
U.S. Silica Holdings, Inc. (d)	175,640	5,760,992
Universal Stainless & Alloy Products, Inc. (a)	20,455	675,629
Walter Energy, Inc. (d)	205,462	2,216,935
Worthington Industries, Inc.	180,460	7,193,136
		150,886,709
Paper & Forest Products - 0.4%
Boise Cascade Co.	107,309	3,175,273
Clearwater Paper Corp. (a)	77,454	4,945,438
Deltic Timber Corp.	40,804	2,568,204
Domtar Corp.	109,125	12,088,868
Kapstone Paper & Packaging Corp. (a)	270,598	8,602,310
Louisiana-Pacific Corp. (a)	461,795	8,677,128
Mercer International, Inc. (SBI) (a)	33,044	288,474
Neenah Paper, Inc.	54,327	2,727,759
P.H. Glatfelter Co.	158,468	4,809,504
Resolute Forest Products (a)(d)	321,268	6,582,781
Schweitzer-Mauduit International, Inc.	104,283	5,019,141
Verso Paper Corp. (a)(d)	62,871	154,034
Wausau-Mosinee Paper Corp.	177,425	2,350,881
		61,989,795
TOTAL MATERIALS		738,621,043
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	295,012	3,121,227
Alaska Communication Systems Group, Inc. (a)	128,803	282,079
Alteva	16,362	141,531
Atlantic Tele-Network, Inc.	43,046	2,821,235
Cbeyond, Inc. (a)	109,968	753,281
Cincinnati Bell, Inc. (a)	727,137	2,435,909
Cogent Communications Group, Inc.	147,097	5,639,699
Consolidated Communications Holdings, Inc. (d)	137,165	2,614,365
Elephant Talk Communication, Inc. (a)(d)	237,541	301,677
FairPoint Communications, Inc. (a)(d)	71,797	953,464
General Communications, Inc. Class A (a)	105,141	1,094,518
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	611,309
HickoryTech Corp.	38,075	518,962
IDT Corp. Class B	56,794	1,019,452
inContact, Inc. (a)	182,175	1,643,219
Inteliquent, Inc.	104,102	1,453,264
Intelsat SA (d)	65,669	1,302,873
Iridium Communications, Inc. (a)(d)	219,539	1,431,394
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	535,608	$ 19,721,087
Lumos Networks Corp.	56,988	827,466
ORBCOMM, Inc. (a)	132,401	1,034,052
Premiere Global Services, Inc. (a)	161,424	1,825,705
Straight Path Communications, Inc. Class B (a)	22,231	181,405
Towerstream Corp. (a)(d)	186,972	493,606
TW Telecom, Inc. (a)	474,044	14,510,487
Vonage Holdings Corp. (a)	585,092	2,697,274
xG Technology, Inc. (a)	9,209	11,880
		69,442,420
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	67,800	393,918
Leap Wireless International, Inc. (a)	194,908	3,414,788
NII Holdings, Inc. (a)(d)	572,344	658,196
NTELOS Holdings Corp. (d)	51,213	715,958
RingCentral, Inc. (d)	39,424	853,530
SBA Communications Corp. Class A (a)(d)	420,876	40,054,769
Shenandoah Telecommunications Co.	72,976	1,928,756
Sprint Corp. (a)	2,884,105	25,207,078
T-Mobile U.S., Inc. (a)	849,915	25,922,408
Telephone & Data Systems, Inc.	337,314	7,687,386
U.S. Cellular Corp. (d)	57,098	2,060,667
U.S.A. Mobility, Inc.	66,494	960,838
		109,858,292
TOTAL TELECOMMUNICATION SERVICES		179,300,712
UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	131,977	6,666,158
Cleco Corp.	207,557	10,259,543
El Paso Electric Co.	144,539	5,095,000
Empire District Electric Co.	165,090	3,919,237
Genie Energy Ltd. Class B (a)	48,524	556,085
Great Plains Energy, Inc.	496,305	13,037,932
Hawaiian Electric Industries, Inc. (d)	366,432	9,311,037
IDACORP, Inc.	168,641	9,475,938
ITC Holdings Corp.	173,616	17,813,002
MGE Energy, Inc.	131,008	5,054,289
NRG Yield, Inc. Class A	67,077	2,561,000
OGE Energy Corp.	658,646	23,711,256
Otter Tail Corp.	123,988	3,746,917
PNM Resources, Inc.	274,636	7,181,731
Portland General Electric Co.	260,349	8,279,098
UIL Holdings Corp.	195,360	7,564,339
Unitil Corp.	41,223	1,297,700

	Shares	Value
UNS Energy Corp.	140,349	$ 8,492,518
Westar Energy, Inc. (d)	409,301	14,006,280
		158,029,060
Gas Utilities - 0.9%
Atmos Energy Corp.	329,153	15,173,953
Chesapeake Utilities Corp.	31,396	1,859,899
Delta Natural Gas Co., Inc.	13,699	281,651
Gas Natural, Inc.	31,805	297,695
Laclede Group, Inc.	114,681	5,258,124
National Fuel Gas Co.	273,569	20,550,503
New Jersey Resources Corp.	153,835	6,924,113
Northwest Natural Gas Co.	94,806	4,064,333
ONE Gas, Inc. (a)	165,679	5,629,772
Piedmont Natural Gas Co., Inc. (d)	253,429	8,570,969
Questar Corp.	576,190	13,684,513
RGC Resources, Inc.	2,242	42,934
South Jersey Industries, Inc.	108,730	6,217,181
Southwest Gas Corp.	165,026	8,914,705
UGI Corp.	370,129	16,541,065
WGL Holdings, Inc.	174,837	7,026,699
		121,038,109
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	134,555
Black Hills Corp.	138,974	7,881,216
Calpine Corp. (a)	1,112,085	21,185,219
Dynegy, Inc. (a)(d)	332,223	7,770,696
Ormat Technologies, Inc. (d)	66,515	1,845,791
Pattern Energy Group, Inc.	58,378	1,599,557
U.S. Geothermal, Inc. (a)(d)	223,992	111,996
		40,529,030
Multi-Utilities - 0.4%
Alliant Energy Corp.	346,914	18,816,615
Avista Corp.	203,057	6,010,487
MDU Resources Group, Inc.	627,883	21,322,907
NorthWestern Energy Corp.	130,322	5,986,993
Vectren Corp.	277,101	10,660,075
		62,797,077
Water Utilities - 0.4%
American States Water Co.	135,315	4,063,509
American Water Works Co., Inc.	585,460	26,252,026
Aqua America, Inc.	609,206	15,345,899
Artesian Resources Corp. Class A	17,456	379,843
Cadiz, Inc. (a)(d)	34,362	256,341
California Water Service Group	194,287	4,567,687
Connecticut Water Service, Inc.	31,001	1,018,073
Middlesex Water Co.	55,095	1,113,470
Pure Cycle Corp. (a)(d)	69,664	436,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	41,452	$ 1,226,565
York Water Co.	39,414	794,980
		55,454,490
TOTAL UTILITIES		437,847,766
TOTAL COMMON STOCKS (Cost $9,928,007,212)		13,999,856,274
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 5/29/14 to 9/18/14 (f) (Cost $7,997,969)	$ 8,000,000	7,998,334
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	197,332,090	197,332,090
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,204,715,174	2,204,715,174
TOTAL MONEY MARKET FUNDS (Cost $2,402,047,264)		2,402,047,264
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $12,338,052,445)	16,409,901,872
NET OTHER ASSETS (LIABILITIES) - (15.7)%	(2,230,249,707)
NET ASSETS - 100%	$ 14,179,652,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
527 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 72,420,340	$ 4,393,505
915 ICE Russell 2000 Index Contracts (United States)	March 2014	108,143,850	6,907,271
TOTAL EQUITY INDEX CONTRACTS		$ 180,564,190	$ 11,300,776

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,858,351.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173,150
Fidelity Securities Lending Cash Central Fund	17,867,424
Total	$ 18,040,574
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,224,681,240	$ 2,224,519,718	$ -	$ 161,522
Consumer Staples	465,838,217	465,838,217	-	-
Energy	850,065,155	850,045,612	-	19,543
Financials	3,045,779,729	3,045,775,015	-	4,714
Health Care	1,683,382,646	1,683,382,645	-	1
Industrials	2,092,491,502	2,092,491,502	-	-
Information Technology	2,281,848,264	2,281,848,264	-	-
Materials	738,621,043	738,621,043	-	-
Telecommunication Services	179,300,712	179,300,712	-	-
Utilities	437,847,766	437,847,766	-	-
U.S. Government and Government Agency Obligations	7,998,334	-	7,998,334	-
Money Market Funds	2,402,047,264	2,402,047,264	-	-
Total Investments in Securities:	$ 16,409,901,872	$ 16,401,717,758	$ 7,998,334	$ 185,780
Derivative Instruments:
Assets
Futures Contracts	$ 11,300,776	$ 11,300,776	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,300,776	$ -
Total Value of Derivatives	$ 11,300,776	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $2,118,946,977) - See accompanying schedule: Unaffiliated issuers (cost $9,936,005,181)	$ 14,007,854,608
Fidelity Central Funds (cost $2,402,047,264)	2,402,047,264
Total Investments (cost $12,338,052,445)		$ 16,409,901,872
Cash		103,379
Receivable for investments sold		4,243,238
Receivable for fund shares sold		27,479,897
Dividends receivable		11,101,867
Distributions receivable from Fidelity Central Funds		1,673,120
Receivable from investment adviser for expense reductions		1,489
Other receivables		13,813
Total assets		16,454,518,675

Liabilities
Payable for investments purchased Regular delivery	$ 45,799,551
Delayed delivery	8,841,938
Payable for fund shares redeemed	14,292,387
Accrued management fee	679,361
Payable for daily variation margin for derivative instruments	381,394
Other affiliated payables	156,705
Collateral on securities loaned, at value	2,204,715,174
Total liabilities		2,274,866,510

Net Assets		$ 14,179,652,165
Net Assets consist of:
Paid in capital		$ 9,911,453,410
Undistributed net investment income		30,389,384
Accumulated undistributed net realized gain (loss) on investments		154,659,168
Net unrealized appreciation (depreciation) on investments		4,083,150,203
Net Assets		$ 14,179,652,165

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($1,803,151,599 ÷ 32,610,093 shares)	$ 55.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,280,753,710 ÷ 222,086,274 shares)	$ 55.30

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($95,746,856 ÷ 1,731,905 shares)	$ 55.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 141,393,037
Interest		6,600
Income from Fidelity Central Funds (including $17,867,424 from security lending)		18,040,574
Total income		159,440,211

Expenses
Management fee	$ 6,621,238
Transfer agent fees	1,518,898
Independent trustees' compensation	50,973
Miscellaneous	19,487
Total expenses before reductions	8,210,596
Expense reductions	(10,995)	8,199,601
Net investment income (loss)		151,240,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	370,098,640
Futures contracts	29,980,279
Total net realized gain (loss)		400,078,919
Change in net unrealized appreciation (depreciation) on: Investment securities	2,532,453,660
Futures contracts	3,578,730
Total change in net unrealized appreciation (depreciation)		2,536,032,390
Net gain (loss)		2,936,111,309
Net increase (decrease) in net assets resulting from operations		$ 3,087,351,919

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,240,610	$ 128,474,031
Net realized gain (loss)	400,078,919	189,721,174
Change in net unrealized appreciation (depreciation)	2,536,032,390	639,557,587
Net increase (decrease) in net assets resulting from operations	3,087,351,919	957,752,792
Distributions to shareholders from net investment income	(130,454,906)	(123,000,708)
Distributions to shareholders from net realized gain	(244,937,001)	(200,713,554)
Total distributions	(375,391,907)	(323,714,262)
Share transactions - net increase (decrease)	3,320,572,816	994,205,584
Redemption fees	1,184,464	653,587
Total increase (decrease) in net assets	6,033,717,292	1,628,897,701

Net Assets
Beginning of period	8,145,934,873	6,517,037,172
End of period (including undistributed net investment income of $30,389,384 and undistributed net investment income of $12,923,003, respectively)	$ 14,179,652,165	$ 8,145,934,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) B	.67	.73	.48	.43	.36
Net realized and unrealized gain (loss)	13.09	4.61	.10	9.71	12.40
Total from investment operations	13.76	5.34	.58	10.14	12.76
Distributions from net investment income	(.54)	(.70)	(.45)	(.36)	(.35)
Distributions from net realized gain	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(1.60)	(1.88) J	(1.28) I	(.87)	(.41) H
Redemption fees added to paid in capital B	.01	- G	.01	- G	- G
Net asset value, end of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Total Return A	32.38%	14.00%	1.76%	32.95%	68.20%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.35%	1.85%	1.26%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346
Portfolio turnover rate D	14%	10%	11%	8%	26%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. ITotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. JTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) B	.68	.75	.48	.44	.37
Net realized and unrealized gain (loss)	13.11	4.60	.10	9.72	12.39
Total from investment operations	13.79	5.35	.58	10.16	12.76
Distributions from net investment income	(.56)	(.72)	(.46)	(.37)	(.36)
Distributions from net realized gain	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(1.62)	(1.89)	(1.29) I	(.88)	(.41) H
Redemption fees added to paid in capital B	.01	- G	.01	- G	- G
Net asset value, end of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Total Return A	32.44%	14.04%	1.76%	33.02%	68.25%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.38%	1.88%	1.29%	1.27%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218
Portfolio turnover rate D	14%	10%	11%	8%	26%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. ITotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.72	.75	.25
Net realized and unrealized gain (loss)	13.06	4.60	5.52
Total from investment operations	13.78	5.35	5.77
Distributions from net investment income	(.56)	(.72)	(.40)
Distributions from net realized gain	(1.06)	(1.17)	(.38)
Total distributions	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capital D	.01	- J	- J
Net asset value, end of period	$ 55.28	$ 43.11	$ 39.66
Total Return B, C	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06%	.06% A
Expenses net of all reductions	.06%	.06%	.06% A
Net investment income (loss)	1.39%	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,747	$ 226	$ 117
Portfolio turnover rate F	14%	10%	11% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	19.66%	17.93%	6.64%
Spartan International Index Fund - Fidelity Advantage Class A	19.79%	17.99%	6.68%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: Overall, international equity markets remained upbeat for the 12 months ending February 28, 2014: the MSCI® ACWI® (All Country World Index) ex USA Index posted a 12.38% gain in U.S.-dollar terms. During the period, investors wrestled with fears of a U.S. debt default, a eurozone breakup, Middle East tensions, China's economic slowdown and a sell-off in emerging markets, plus off-again/on-again signals that the U.S. Federal Reserve would taper its massive stimulus program. But central banks worldwide maintained accommodative monetary policies, which, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad equity rally. Economic stabilization helped bolster the U.K. (+22%) and the rest of Europe (+28%), with Italy (+39%) and Spain (+35%) in particular responding to rising sentiment and ultra-low interest rates. Japan's remarkable rebound (+14%) moderated later in the period but continued to benefit from expansionary policies, positive export trade and healthy consumer spending there, despite yen weakness. Asia-Pacific ex Japan fell flat, impeded by mining-industry malaise in Australia (-3%) and currency headwinds generally. Emerging-markets stocks (-7%) suffered from weakness in global commodities, U.S. dollar strength and major investor outflows driven by declining regional trade and Fed taper-talk.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 19.66% and 19.79%, respectively, in line with the 19.42% advance of the benchmark MSCI® EAFE® Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Of the 10 market sectors in the index, health care was the top-performing group, and, accordingly, many large pharmaceutical companies enjoyed a very good result. Switzerland's Roche Holding and Novartis, Germany's Bayer, and U.K.-based GlaxoSmithKline and AstraZeneca stood out as notable contributors. Topping the list, however, was U.K.-based mobile communications provider Vodafone. The company saw its shares rise sharply in August, after news broke of plans to sell its 45% stake in U.S. mobile operator Verizon Wireless. The deal was finalized late in the period. Another telecom stock to do very well was SoftBank, a Japanese company that in July completed its acquisition of U.S. wireless service provider Sprint. In energy, diversified energy producers BP and Total, based in the U.K. and France, respectively, added value. Of final note, the fund received a modest boost from favorable currency fluctuations. In a strong market environment, there were many more contributors than detractors. Amid generally lower commodity prices, various mining companies hampered the fund's result, including Australia's Newcrest Mining and BHP Billiton. Also in the materials sector, Switzerland's Syngenta, a maker of farm chemicals, declined in part on weaker-than-expected earnings announced in February 2014. Meanwhile, the biggest individual detractor was U.K. bank Standard Chartered, whose shares fell sharply in December after the company forecast a lower-than-expected profit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.5
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.6
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.0	1.1
Sanofi SA (France, Pharmaceuticals)	0.9	1.0
	12.6
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	24.0
Industrials	12.2	12.8
Consumer Discretionary	11.2	11.7
Consumer Staples	10.8	11.3
Health Care	10.6	10.5
Materials	8.2	7.9
Energy	6.7	6.7
Telecommunication Services	5.0	5.0
Information Technology	4.5	4.3
Utilities	4.1	3.9
Geographic Diversification (% of fund's net assets)
As of February 28, 2014
United Kingdom	20.0%
Japan	19.8%
France	9.5%
Germany	9.5%
Switzerland	9.1%
Australia	7.4%
Spain	3.4%
Sweden	3.2%
Netherlands	3.1%
Other*	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

As of August 31, 2013
Japan	21.1%
United Kingdom	20.6%
France	9.1%
Switzerland	9.0%
Germany	8.7%
Australia	7.9%
Sweden	3.1%
Netherlands	3.1%
Spain	2.9%
Other*	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

Annual Report

Spartan International Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 7.3%
AGL Energy Ltd.	537,236	$ 7,502,650
ALS Ltd. (d)	367,433	2,488,600
Alumina Ltd. (a)	2,423,075	2,781,319
Amcor Ltd.	1,158,570	10,452,223
AMP Ltd.	2,837,716	12,230,699
APA Group unit	800,137	4,769,535
Asciano Ltd.	927,003	4,458,668
ASX Ltd.	184,945	6,198,740
Australia & New Zealand Banking Group Ltd.	2,635,368	75,582,694
Bank Queensland Ltd.	308,512	3,300,855
Bendigo & Adelaide Bank Ltd.	401,429	3,986,935
BHP Billiton Ltd.	3,084,992	105,810,963
Boral Ltd.	741,819	3,687,129
Brambles Ltd.	1,498,885	12,532,656
Caltex Australia Ltd.	127,020	2,378,005
CFS Retail Property Trust unit	2,025,982	3,561,534
Coca-Cola Amatil Ltd.	554,753	5,593,882
Cochlear Ltd.	54,793	2,801,657
Commonwealth Bank of Australia	1,548,229	103,147,430
Computershare Ltd.	452,046	4,788,159
Crown Ltd.	384,676	5,931,630
CSL Ltd.	467,654	30,129,858
DEXUS Property Group unit	4,443,826	4,243,030
Echo Entertainment Group Ltd.	739,039	1,754,221
Federation Centres unit	1,373,987	2,930,325
Flight Centre Travel Group Ltd.	53,588	2,479,428
Fortescue Metals Group Ltd.	1,487,290	7,219,877
Goodman Group unit	1,660,880	7,114,014
Harvey Norman Holdings Ltd. (d)	494,029	1,415,118
Iluka Resources Ltd.	400,569	3,356,434
Incitec Pivot Ltd.	1,552,664	4,350,532
Insurance Australia Group Ltd.	2,210,351	10,710,168
Leighton Holdings Ltd. (d)	163,907	2,642,962
Lend Lease Group unit	523,376	5,268,150
Macquarie Group Ltd.	277,152	13,916,504
Metcash Ltd.	865,946	2,395,453
Mirvac Group unit	3,606,917	5,680,886
National Australia Bank Ltd.	2,256,457	69,950,706
Newcrest Mining Ltd.	736,178	7,449,569
Orica Ltd.	355,179	7,651,028
Origin Energy Ltd.	1,056,037	13,607,601
Qantas Airways Ltd. (a)	1,067,591	1,109,855
QBE Insurance Group Ltd.	1,177,774	13,473,649
QR National Ltd.	1,950,285	8,858,314
Ramsay Health Care Ltd.	125,876	5,419,703
realestate.com.au Ltd.	50,162	2,219,751
Rio Tinto Ltd.	418,625	24,968,752
Santos Ltd.	932,371	11,348,497
SEEK Ltd.	311,397	4,754,443
Sonic Healthcare Ltd.	364,241	5,645,779
SP AusNet unit	1,659,769	1,962,451

	Shares	Value
Stockland Corp. Ltd. unit	2,295,296	$ 7,906,081
Suncorp-Metway Ltd.	1,236,138	13,391,242
Sydney Airport unit	1,029,009	3,728,039
Tabcorp Holdings Ltd.	750,504	2,377,478
Tatts Group Ltd.	1,345,468	3,505,835
Telstra Corp. Ltd.	4,185,857	18,863,010
The GPT Group unit	1,625,620	5,396,314
Toll Holdings Ltd.	646,452	3,068,903
Transurban Group unit	1,349,498	8,513,868
Treasury Wine Estates Ltd.	631,072	2,179,341
Wesfarmers Ltd.	1,097,532	42,064,486
Westfield Group unit	1,954,556	17,912,400
Westfield Retail Trust unit	2,853,062	7,917,842
Westpac Banking Corp.	2,986,196	89,621,707
Woodside Petroleum Ltd.	632,404	21,416,161
Woolworths Ltd.	1,204,215	38,760,146
WorleyParsons Ltd.	196,323	2,944,924
TOTAL AUSTRALIA		957,580,798
Austria - 0.3%
Andritz AG	69,305	4,355,955
Erste Group Bank AG	247,642	8,788,199
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	922,347	4,672,334
OMV AG	141,761	6,451,329
Raiffeisen International Bank-Holding AG	112,697	3,927,781
Telekom Austria AG	265,155	2,582,084
Vienna Insurance Group AG	35,723	1,829,344
Voestalpine AG	106,564	4,803,233
TOTAL AUSTRIA		37,410,263
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,362,887	8,622,236
Bailiwick of Jersey - 1.2%
Experian PLC	960,010	17,377,991
Glencore Xstrata PLC	10,189,830	56,172,646
Petrofac Ltd.	250,035	5,727,763
Randgold Resources Ltd.	84,695	6,707,921
Shire PLC	564,242	31,211,131
Wolseley PLC	254,639	14,821,863
WPP PLC	1,290,510	28,266,188
TOTAL BAILIWICK OF JERSEY		160,285,503
Belgium - 1.2%
Ageas	215,167	9,873,599
Anheuser-Busch InBev SA NV	771,755	80,720,989
Belgacom SA	146,572	4,421,558
Colruyt NV	71,973	3,996,126
Delhaize Group SA	98,671	7,097,152
Groupe Bruxelles Lambert SA	77,392	7,613,359
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
KBC Groupe SA	240,125	15,239,820
Common Stocks - continued
	Shares	Value
Belgium - continued
Solvay SA Class A	56,853	$ 8,820,500
Telenet Group Holding NV	49,411	3,153,661
UCB SA	105,629	8,478,253
Umicore SA	109,120	5,365,025
TOTAL BELGIUM		154,780,045
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	606,450	3,954,149
First Pacific Co. Ltd.	2,298,665	2,277,768
Kerry Properties Ltd.	613,181	2,022,722
Li & Fung Ltd.	5,655,246	7,403,766
Noble Group Ltd.	4,118,890	3,346,710
NWS Holdings Ltd.	1,384,695	2,173,246
Seadrill Ltd.	360,452	13,296,247
Shangri-La Asia Ltd.	1,487,380	2,483,902
Yue Yuen Industrial (Holdings) Ltd.	726,500	2,223,344
TOTAL BERMUDA		39,181,854
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	226,729	2,053,856
MGM China Holdings Ltd.	914,800	3,901,770
Sands China Ltd.	2,321,600	19,415,098
Wynn Macau Ltd.	1,488,800	7,174,894
TOTAL CAYMAN ISLANDS		32,545,618
Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	527	6,175,058
Series B	1,268	15,502,599
Carlsberg A/S Series B	102,262	10,790,802
Coloplast A/S Series B	106,675	8,985,443
Danske Bank A/S	629,838	16,682,290
DSV de Sammensluttede Vognmaend A/S	173,362	5,553,741
Novo Nordisk A/S Series B	1,912,279	91,003,479
Novozymes A/S Series B	217,190	10,103,262
TDC A/S	779,981	7,747,152
Tryg A/S	23,440	2,263,143
William Demant Holding A/S (a)	24,010	2,161,411
TOTAL DENMARK		176,968,380
Finland - 0.9%
Elisa Corp. (A Shares)	133,588	3,739,460
Fortum Corp.	427,055	10,115,202
Kone Oyj (B Shares) (d)	300,205	12,228,146
Metso Corp.	123,139	3,987,467
Neste Oil Oyj (d)	121,203	2,594,769
Nokia Corp. (a)	3,596,161	27,372,862
Nokian Tyres PLC	108,615	4,872,442
Orion Oyj (B Shares)	94,037	3,097,011
Pohjola Bank PLC (A Shares)	132,861	3,080,919
Sampo Oyj (A Shares)	419,797	21,271,455

	Shares	Value
Stora Enso Oyj (R Shares)	525,122	$ 5,983,438
UPM-Kymmene Corp.	508,742	9,241,170
Wartsila Corp.	170,530	10,081,435
TOTAL FINLAND		117,665,776
France - 9.2%
Accor SA	153,311	7,835,052
Aeroports de Paris	28,759	3,490,870
Air Liquide SA	39,251	5,404,813
Air Liquide SA	10,300	1,418,297
Alcatel-Lucent SA (a)	2,678,648	11,591,237
Alstom SA	206,009	5,543,305
Arkema SA	59,938	6,519,315
Atos Origin SA	66,678	6,483,911
AXA SA	1,723,487	45,056,917
BIC SA	27,874	3,573,510
BNP Paribas SA	956,114	78,470,798
Bouygues SA	184,612	7,443,291
Bureau Veritas SA	212,256	5,856,609
Cap Gemini SA	136,902	10,720,032
Carrefour SA	590,666	21,784,716
Casino Guichard Perrachon SA	54,125	6,151,517
Christian Dior SA	52,347	10,354,079
CNP Assurances	165,454	3,567,236
Compagnie de St. Gobain	399,163	23,966,964
Compagnie Generale de Geophysique SA (a)	153,454	2,351,119
Credit Agricole SA (a)	960,523	15,273,330
Danone SA	545,454	38,463,073
Dassault Systemes SA	60,904	7,000,999
Edenred SA	194,739	6,262,999
EDF SA	31,735	1,262,207
EDF SA	14,600	580,691
EDF SA	186,140	7,403,410
Essilor International SA	196,652	20,537,056
Eurazeo SA	29,645	2,324,608
Eutelsat Communications	136,702	4,459,683
Fonciere des Regions	27,340	2,562,370
France Telecom SA	1,780,553	22,207,143
GDF Suez	1,274,961	32,715,215
Gecina SA	21,049	2,895,515
Groupe Eurotunnel SA	527,755	6,341,975
ICADE	34,488	3,399,862
Iliad SA	25,011	6,100,158
Imerys SA	32,771	3,053,282
JCDecaux SA	64,286	2,838,600
Kering SA	72,675	14,906,557
Klepierre SA	94,994	4,332,212
L'Oreal SA	30,358	5,143,611
L'Oreal SA	196,844	33,351,638
L'Oreal SA	5,100	864,102
Lafarge SA (a)	159,515	11,993,126
Lafarge SA (Bearer)	19,833	1,491,143
Lagardere S.C.A. (Reg.)	106,464	4,275,576
Common Stocks - continued
	Shares	Value
France - continued
Legrand SA	254,234	$ 15,766,799
LVMH Moet Hennessy - Louis Vuitton SA	243,783	45,376,172
Michelin CGDE Series B	179,766	21,976,963
Natixis SA	883,389	6,373,500
Pernod Ricard SA	203,970	24,012,529
Publicis Groupe SA (d)	173,898	16,514,161
Remy Cointreau SA (d)	23,781	2,018,732
Renault SA	184,550	18,394,368
Rexel SA	231,243	5,839,484
Safran SA	260,261	18,324,743
Sanofi SA	1,147,528	119,354,283
Schneider Electric SA	509,601	45,545,296
Schneider Electric SA CDI	17,736	1,576,576
SCOR SE	148,044	5,186,279
Societe Generale Series A	690,151	46,082,771
Sodexo SA	5,930	632,714
Sodexo SA	77,845	8,305,843
Sodexo SA	6,851	730,982
Suez Environnement SA	268,088	5,358,206
Technip SA	97,834	9,613,517
Thales SA	87,793	5,828,791
Total SA	2,053,955	133,258,760
Unibail-Rodamco	93,448	24,623,480
Valeo SA	72,781	10,191,628
Vallourec SA	102,437	5,505,874
Veolia Environnement SA	340,619	6,435,032
VINCI SA	461,767	34,501,216
Vivendi SA	1,157,099	33,084,833
Wendel SA	30,904	4,645,325
Zodiac Aerospace	165,757	5,853,704
TOTAL FRANCE		1,210,536,290
Germany - 8.7%
adidas AG	200,806	23,393,361
Allianz SE	438,189	78,144,663
Axel Springer Verlag AG	40,408	2,856,246
BASF AG	881,865	101,542,015
Bayer AG	794,053	112,781,626
Bayerische Motoren Werke AG (BMW)	317,531	36,903,853
Beiersdorf AG	96,396	9,850,091
Brenntag AG	49,338	9,176,642
Celesio AG	44,454	1,569,585
Commerzbank AG (a)	929,055	16,850,402
Continental AG	105,589	25,702,042
Daimler AG (Germany)	924,299	86,142,685
Deutsche Bank AG	978,704	47,334,486
Deutsche Boerse AG	185,041	15,181,695
Deutsche Lufthansa AG (a)	220,953	5,730,601
Deutsche Post AG	870,122	32,680,010
Deutsche Telekom AG	2,777,768	46,992,311
Deutsche Wohnen AG (Bearer)	280,410	5,941,216
E.ON AG	1,729,308	32,987,840

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	35,098	$ 2,798,712
Fresenius Medical Care AG & Co. KGaA	207,188	14,215,028
Fresenius SE & Co. KGaA	120,554	18,736,717
GEA Group AG	176,205	8,546,602
Hannover Reuck SE	57,938	4,934,261
HeidelbergCement Finance AG	134,947	11,123,886
Henkel AG & Co. KGaA	124,066	12,550,788
Hochtief AG	33,236	3,089,725
Hugo Boss AG	30,381	4,046,298
Infineon Technologies AG	1,036,824	11,763,873
K&S AG	165,217	5,586,061
Kabel Deutschland Holding AG	20,897	2,969,503
Lanxess AG	80,202	5,953,598
Linde AG	178,205	36,933,350
MAN SE	37,855	4,885,492
Merck KGaA	62,300	10,921,072
Metro AG	124,765	5,174,143
Muenchener Rueckversicherungs AG	172,114	37,690,314
OSRAM Licht AG (a)	81,433	5,536,359
ProSiebenSat.1 Media AG	209,806	10,005,515
RWE AG	469,897	18,819,095
SAP AG	884,662	71,155,240
Siemens AG	761,308	101,503,257
Sky Deutschland AG (a)	419,566	4,395,574
Suedzucker AG (Bearer)	76,616	2,130,924
Telefonica Deutschland Holding AG	262,375	2,100,506
Thyssenkrupp AG (a)	434,559	11,852,478
United Internet AG	102,295	4,760,483
Volkswagen AG	28,241	7,215,393
TOTAL GERMANY		1,133,155,617
Hong Kong - 2.3%
AIA Group Ltd.	11,562,000	56,539,536
Bank of East Asia Ltd.	1,290,874	5,347,765
BOC Hong Kong (Holdings) Ltd.	3,552,066	10,779,024
Cathay Pacific Airways Ltd.	1,111,327	2,262,593
Cheung Kong Holdings Ltd.	1,334,449	20,909,471
CLP Holdings Ltd.	1,698,157	13,249,500
Galaxy Entertainment Group Ltd. (a)	2,024,000	20,303,767
Hang Lung Properties Ltd.	2,135,423	5,929,781
Hang Seng Bank Ltd.	735,301	11,919,370
Henderson Land Development Co. Ltd.	1,035,605	5,804,849
HKT Trust/HKT Ltd. unit	2,134,000	2,265,839
Hong Kong & China Gas Co. Ltd.	5,519,112	11,890,852
Hong Kong Exchanges and Clearing Ltd.	1,058,371	16,419,953
Hopewell Holdings Ltd.	533,500	1,804,560
Hutchison Whampoa Ltd.	2,046,158	27,578,989
Hysan Development Co. Ltd.	616,677	2,574,603
Link (REIT)	2,219,308	10,309,328
MTR Corp. Ltd.	1,384,951	5,023,661
New World Development Co. Ltd.	3,672,491	4,751,185
PCCW Ltd.	3,904,000	1,856,281
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Power Assets Holdings Ltd.	1,330,676	$ 11,119,616
Sino Land Ltd.	2,844,689	4,032,134
SJM Holdings Ltd.	1,869,000	5,996,753
Sun Hung Kai Properties Ltd.	1,538,611	19,687,274
Swire Pacific Ltd. (A Shares)	655,884	7,365,495
Swire Properties Ltd.	1,114,200	2,964,768
Wharf Holdings Ltd.	1,454,585	10,149,510
Wheelock and Co. Ltd.	879,000	3,584,843
TOTAL HONG KONG		302,421,300
Ireland - 0.4%
Bank of Ireland (a)	21,742,483	11,561,849
CRH PLC	701,582	20,691,523
CRH PLC sponsored ADR	2,500	73,650
James Hardie Industries PLC CDI	423,805	5,483,645
Kerry Group PLC Class A	142,482	10,763,634
Ryanair Holdings PLC (a)	261,736	2,670,506
TOTAL IRELAND		51,244,807
Isle of Man - 0.0%
Genting Singapore PLC	5,908,859	6,269,408
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,001,382	5,439,719
Bank Leumi le-Israel BM (a)	1,193,420	4,553,432
Bezeq The Israeli Telecommunication Corp. Ltd.	1,793,377	2,908,207
Delek Group Ltd.	4,023	1,507,277
Israel Chemicals Ltd.	415,506	3,513,717
Israel Corp. Ltd. (Class A) (a)	2,466	1,308,480
Mizrahi Tefahot Bank Ltd.	116,998	1,442,163
NICE Systems Ltd.	53,809	2,219,143
NICE Systems Ltd. sponsored ADR	1,000	41,080
Teva Pharmaceutical Industries Ltd.	787,445	39,330,180
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,300	1,511,667
TOTAL ISRAEL		63,775,065
Italy - 2.2%
Assicurazioni Generali SpA	1,121,804	25,223,860
Atlantia SpA	355,961	9,020,873
Banca Monte dei Paschi di Siena SpA (a)(d)	5,995,872	1,521,975
Enel Green Power SpA	1,673,518	4,698,452
Enel SpA	6,321,714	32,460,206
Eni SpA	2,443,584	58,662,150
EXOR SpA	95,750	3,894,865
Fiat SpA (a)(d)	841,475	8,809,886
Finmeccanica SpA (a)(d)	389,128	3,826,933
Intesa Sanpaolo SpA	11,164,188	34,610,700
Luxottica Group SpA	159,604	8,861,452
Mediobanca SpA (a)	494,219	4,928,682
Pirelli & C. S.p.A.	229,935	3,998,979
Prysmian SpA	194,228	5,024,061

	Shares	Value
Saipem SpA	255,231	$ 6,003,113
Snam Rete Gas SpA	1,950,605	11,103,540
Telecom Italia SpA (d)	9,694,476	11,011,643
Terna SpA	1,438,462	7,346,384
UniCredit SpA	4,170,111	33,183,364
Unione di Banche Italiane ScpA	819,324	7,113,442
Unipolsai SpA (a)	873,745	2,988,543
TOTAL ITALY		284,293,103
Japan - 19.6%
ABC-MART, Inc.	24,500	970,178
ACOM Co. Ltd. (a)(d)	395,300	1,134,201
Advantest Corp. (d)	140,790	1,533,910
AEON Co. Ltd.	600,700	7,361,003
AEON Financial Service Co. Ltd.	107,400	2,629,859
AEON Mall Co. Ltd.	108,440	2,999,495
Air Water, Inc.	143,000	2,117,530
Aisin Seiki Co. Ltd.	185,300	6,427,326
Ajinomoto Co., Inc.	569,866	8,847,101
Alfresa Holdings Corp.	40,100	2,352,334
All Nippon Airways Ltd.	1,126,000	2,514,610
Amada Co. Ltd.	340,000	2,842,265
Aozora Bank Ltd.	1,023,000	2,980,986
Asahi Glass Co. Ltd.	968,677	5,334,048
Asahi Group Holdings	371,003	10,431,329
Asahi Kasei Corp.	1,211,727	8,635,523
Asics Corp.	154,500	3,015,004
Astellas Pharma, Inc.	416,600	27,079,328
Bank of Kyoto Ltd.	309,000	2,383,463
Bank of Yokohama Ltd.	1,125,084	5,690,443
Benesse Holdings, Inc.	69,700	2,619,657
Bridgestone Corp.	624,479	22,585,489
Brother Industries Ltd.	227,700	3,248,702
Calbee, Inc.	68,500	1,663,196
Canon, Inc.	1,087,844	33,941,537
Casio Computer Co. Ltd.	214,700	2,433,493
Central Japan Railway Co.	138,200	16,129,617
Chiba Bank Ltd.	712,674	4,327,359
Chiyoda Corp.	150,000	2,283,190
Chubu Electric Power Co., Inc.	621,564	7,689,600
Chugai Pharmaceutical Co. Ltd.	215,825	5,530,953
Chugoku Electric Power Co., Inc.	286,100	4,056,621
Citizen Holdings Co. Ltd.	251,666	2,070,006
Coca-Cola West Co. Ltd.	56,800	1,052,059
Credit Saison Co. Ltd.	152,752	3,363,034
Dai Nippon Printing Co. Ltd.	536,242	5,402,359
Dai-ichi Mutual Life Insurance Co.	817,300	11,971,789
Daicel Chemical Industries Ltd.	281,000	2,424,270
Daido Steel Co. Ltd.	274,000	1,257,325
Daihatsu Motor Co. Ltd.	186,300	2,993,028
Daiichi Sankyo Kabushiki Kaisha	644,070	11,130,985
Daikin Industries Ltd.	225,294	12,980,739
Dainippon Sumitomo Pharma Co. Ltd.	154,100	2,860,699
Daito Trust Construction Co. Ltd.	69,663	6,478,926
Common Stocks - continued
	Shares	Value
Japan - continued
Daiwa House Industry Co. Ltd.	568,184	$ 10,341,385
Daiwa Securities Group, Inc.	1,592,985	14,416,010
DeNA Co. Ltd. (d)	99,900	2,159,575
DENSO Corp.	466,738	25,041,086
Dentsu, Inc.	208,200	7,851,587
Don Quijote Holdings Co. Ltd.	53,100	2,880,141
East Japan Railway Co.	322,100	25,188,824
Eisai Co. Ltd.	241,678	9,456,571
Electric Power Development Co. Ltd.	111,180	3,452,184
FamilyMart Co. Ltd.	55,900	2,488,228
Fanuc Corp.	183,972	32,026,550
Fast Retailing Co. Ltd.	50,900	17,621,114
Fuji Electric Co. Ltd.	532,153	2,446,342
Fuji Heavy Industries Ltd.	563,100	15,285,114
Fujifilm Holdings Corp.	444,905	12,830,839
Fujitsu Ltd. (a)	1,796,075	11,230,548
Fukuoka Financial Group, Inc.	732,300	2,960,260
GREE, Inc. (a)(d)	103,500	1,145,141
GungHo Online Entertainment, Inc. (d)	328,700	2,025,105
Gunma Bank Ltd.	362,663	1,906,502
Hakuhodo DY Holdings, Inc.	223,600	1,669,804
Hamamatsu Photonics K.K.	67,900	2,755,498
Hankyu Hanshin Holdings, Inc.	1,096,000	6,009,315
Hino Motors Ltd.	248,600	3,689,324
Hirose Electric Co. Ltd.	28,498	4,060,342
Hiroshima Bank Ltd.	473,000	1,798,673
Hisamitsu Pharmaceutical Co., Inc.	59,800	2,796,973
Hitachi Chemical Co. Ltd.	97,900	1,366,002
Hitachi Construction Machinery Co. Ltd.	105,200	2,050,239
Hitachi High-Technologies Corp.	61,500	1,484,170
Hitachi Ltd.	4,639,271	36,738,383
Hitachi Metals Ltd.	184,000	2,746,349
Hokkaido Electric Power Co., Inc. (a)	178,300	1,816,813
Hokuhoku Financial Group, Inc.	1,113,000	2,088,857
Hokuriku Electric Power Co., Inc.	160,800	2,065,104
Honda Motor Co. Ltd.	1,562,860	56,252,121
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	88,575
Hoya Corp.	418,716	12,408,838
Hulic Co. Ltd.	257,800	2,966,334
Ibiden Co. Ltd.	118,400	2,315,181
Idemitsu Kosan Co. Ltd.	82,800	1,689,846
Iida Group Holdings Co. Ltd. (a)	128,000	1,934,401
INPEX Corp.	838,700	10,657,102
Isetan Mitsukoshi Holdings Ltd.	343,387	3,889,183
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,258,185	5,777,052
Isuzu Motors Ltd.	1,147,000	7,013,019
Itochu Corp.	1,444,486	18,001,053
ITOCHU Techno-Solutions Corp.	23,500	1,088,754
Iyo Bank Ltd.	246,000	2,226,255
J. Front Retailing Co. Ltd.	464,800	2,954,211
Japan Airlines Co. Ltd.	57,700	2,868,841

	Shares	Value
Japan Exchange Group, Inc.	238,000	$ 5,645,396
Japan Petroleum Exploration Co. Ltd.	28,200	1,030,795
Japan Prime Realty Investment Corp.	740	2,563,132
Japan Real Estate Investment Corp.	1,140	6,172,153
Japan Retail Fund Investment Corp.	2,215	4,370,364
Japan Steel Works Ltd.	308,000	1,511,440
Japan Tobacco, Inc.	1,056,100	33,636,508
JFE Holdings, Inc.	471,675	9,627,208
JGC Corp.	199,117	7,385,267
Joyo Bank Ltd.	646,941	3,083,093
JSR Corp.	169,616	2,904,988
JTEKT Corp.	195,600	3,273,867
JX Holdings, Inc.	2,165,768	11,247,916
Kajima Corp.	810,317	2,862,383
Kakaku.com, Inc.	141,700	2,357,257
Kamigumi Co. Ltd.	219,663	2,035,396
Kaneka Corp.	273,559	1,784,840
Kansai Electric Power Co., Inc. (a)	673,936	7,533,583
Kansai Paint Co. Ltd.	221,000	2,866,463
Kao Corp.	495,050	17,046,625
Kawasaki Heavy Industries Ltd.	1,361,945	5,589,856
KDDI Corp.	516,700	31,599,122
Keihin Electric Express Railway Co. Ltd.	456,061	3,822,541
Keio Corp.	554,410	3,929,603
Keisei Electric Railway Co.	266,000	2,339,284
Keyence Corp.	43,762	18,778,485
Kikkoman Corp.	150,849	2,941,084
Kinden Corp.	122,000	1,267,112
Kintetsu Corp.	1,732,100	6,280,288
Kirin Holdings Co. Ltd.	833,256	11,374,083
Kobe Steel Ltd. (a)	2,923,000	4,004,265
Koito Manufacturing Co. Ltd.	90,000	1,698,831
Komatsu Ltd.	896,445	18,955,047
Konami Corp.	97,100	2,445,418
Konica Minolta, Inc.	463,000	4,723,726
Kubota Corp.	1,024,864	14,402,274
Kuraray Co. Ltd.	327,486	3,676,597
Kurita Water Industries Ltd. (d)	102,400	2,161,297
Kyocera Corp.	311,904	14,128,901
Kyowa Hakko Kirin Co., Ltd.	229,689	2,469,424
Kyushu Electric Power Co., Inc. (a)	410,570	5,268,786
Lawson, Inc.	62,416	4,329,930
LIXIL Group Corp.	256,659	7,492,717
M3, Inc.	679	2,258,441
Mabuchi Motor Co. Ltd.	23,721	1,582,643
Makita Corp.	107,400	5,973,116
Marubeni Corp.	1,583,244	11,130,529
Marui Group Co. Ltd.	209,949	1,734,212
Maruichi Steel Tube Ltd.	45,500	1,271,067
Mazda Motor Corp. (a)	2,593,000	12,524,227
McDonald's Holdings Co. (Japan) Ltd. (d)	64,000	1,710,524
Medipal Holdings Corp.	132,200	2,039,442
Meiji Holdings Co. Ltd.	59,129	3,902,774
Miraca Holdings, Inc.	53,500	2,439,226
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	1,308,875	$ 5,922,933
Mitsubishi Corp.	1,348,502	25,882,384
Mitsubishi Electric Corp.	1,854,106	22,066,163
Mitsubishi Estate Co. Ltd.	1,201,723	28,502,527
Mitsubishi Gas Chemical Co., Inc.	373,867	2,384,196
Mitsubishi Heavy Industries Ltd.	2,914,256	17,953,668
Mitsubishi Logistics Corp.	118,000	1,642,948
Mitsubishi Materials Corp.	1,058,937	3,330,317
Mitsubishi Motors Corp. of Japan (a)	608,300	6,751,692
Mitsubishi Tanabe Pharma Corp.	214,900	3,163,213
Mitsubishi UFJ Financial Group, Inc.	12,239,330	70,922,692
Mitsubishi UFJ Lease & Finance Co. Ltd.	557,300	2,842,082
Mitsui & Co. Ltd.	1,667,523	25,706,168
Mitsui Chemicals, Inc.	801,683	2,078,456
Mitsui Fudosan Co. Ltd.	803,677	24,024,170
Mitsui OSK Lines Ltd.	1,041,285	4,335,160
Mizuho Financial Group, Inc.	22,073,600	45,400,985
MS&AD Insurance Group Holdings, Inc.	485,584	11,538,096
Murata Manufacturing Co. Ltd.	194,454	18,516,789
Nabtesco Corp.	106,000	2,654,947
Namco Bandai Holdings, Inc.	168,850	3,777,846
NEC Corp.	2,377,951	8,040,734
Nexon Co. Ltd.	106,600	905,005
NGK Insulators Ltd.	253,309	5,499,258
NGK Spark Plug Co. Ltd.	172,000	3,870,296
NHK Spring Co. Ltd.	150,800	1,567,715
Nidec Corp.	97,142	11,945,371
Nikon Corp.	327,038	6,003,604
Nintendo Co. Ltd.	102,096	12,618,983
Nippon Building Fund, Inc.	1,333	7,623,130
Nippon Electric Glass Co. Ltd.	368,000	1,670,606
Nippon Express Co. Ltd.	786,546	3,674,341
Nippon Meat Packers, Inc.	166,740	2,682,013
Nippon Paint Co. Ltd.	166,000	2,541,299
Nippon Prologis REIT, Inc.	1,270	2,720,448
Nippon Steel & Sumitomo Metal Corp.	7,298,636	21,384,459
Nippon Telegraph & Telephone Corp.	360,000	20,267,668
Nippon Yusen KK	1,556,578	4,986,293
Nishi-Nippon City Bank Ltd.	639,000	1,513,206
Nissan Motor Co. Ltd.	2,386,848	21,304,137
Nisshin Seifun Group, Inc.	201,949	2,180,236
Nissin Food Holdings Co. Ltd.	56,323	2,518,126
Nitori Holdings Co. Ltd.	65,800	2,974,157
Nitto Denko Corp.	157,594	7,395,477
NKSJ Holdings, Inc.	319,603	8,097,592
NOK Corp.	90,300	1,478,233
Nomura Holdings, Inc.	3,482,047	23,620,414
Nomura Real Estate Holdings, Inc.	118,300	2,422,494
Nomura Research Institute Ltd.	97,100	3,177,194
NSK Ltd.	447,576	4,923,133
NTT Data Corp.	120,800	5,015,350
NTT DoCoMo, Inc.	1,466,300	24,439,628

	Shares	Value
NTT Urban Development Co.	111,200	$ 958,263
Obayashi Corp.	618,704	3,801,212
Odakyu Electric Railway Co. Ltd.	597,000	5,350,435
Oji Holdings Corp.	762,352	3,661,655
Olympus Corp. (a)	231,329	8,037,497
Omron Corp.	196,460	8,252,594
Ono Pharmaceutical Co. Ltd.	79,400	7,856,519
Oracle Corp. Japan	36,000	1,498,084
Oriental Land Co. Ltd.	48,356	7,255,538
ORIX Corp.	1,244,680	18,345,484
Osaka Gas Co. Ltd.	1,794,525	7,475,363
Otsuka Corp.	15,000	1,926,403
Otsuka Holdings Co. Ltd.	347,700	10,669,815
Panasonic Corp.	2,119,573	26,548,430
Park24 Co. Ltd.	92,800	1,872,049
Rakuten, Inc.	701,400	10,055,444
Resona Holdings, Inc.	2,117,400	11,062,696
Ricoh Co. Ltd.	645,770	8,134,384
Rinnai Corp.	32,800	2,752,402
ROHM Co. Ltd.	92,644	4,788,321
Sankyo Co. Ltd. (Gunma)	52,700	2,185,261
Sanrio Co. Ltd. (d)	47,900	1,828,550
Santen Pharmaceutical Co. Ltd.	71,100	3,322,005
SBI Holdings, Inc. Japan	200,460	2,383,380
Secom Co. Ltd.	200,767	11,366,075
Sega Sammy Holdings, Inc.	179,900	4,203,618
Seiko Epson Corp.	124,400	3,740,434
Sekisui Chemical Co. Ltd.	406,293	4,627,037
Sekisui House Ltd.	518,967	6,521,199
Seven & i Holdings Co., Ltd.	723,000	27,185,591
Seven Bank Ltd.	560,900	2,050,258
Sharp Corp. (a)(d)	1,468,675	4,773,217
Shikoku Electric Power Co., Inc. (a)	172,600	2,672,866
Shimadzu Corp.	231,000	1,913,462
Shimamura Co. Ltd.	21,300	1,923,425
SHIMANO, Inc.	75,200	6,805,463
SHIMIZU Corp.	571,416	3,093,654
Shin-Etsu Chemical Co., Ltd.	393,962	22,375,802
Shinsei Bank Ltd.	1,610,000	3,356,611
Shionogi & Co. Ltd.	285,491	6,202,959
Shiseido Co. Ltd.	344,650	6,116,357
Shizuoka Bank Ltd.	542,274	5,248,749
Showa Denko K.K.	1,405,336	2,036,292
Showa Shell Sekiyu K.K.	180,300	1,775,353
SMC Corp.	49,571	12,574,190
SoftBank Corp.	922,230	69,889,653
Sojitz Corp.	1,187,100	2,107,518
Sony Corp.	996,685	17,429,197
Sony Financial Holdings, Inc.	167,300	2,706,690
Stanley Electric Co. Ltd.	137,525	3,152,656
Sumco Corp.	111,800	860,884
Sumitomo Chemical Co. Ltd.	1,440,334	5,914,772
Sumitomo Corp.	1,078,942	14,273,083
Sumitomo Electric Industries Ltd.	723,006	11,098,114
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	526,822	$ 2,436,663
Sumitomo Metal Mining Co. Ltd.	499,065	6,532,956
Sumitomo Mitsui Financial Group, Inc.	1,221,800	54,856,433
Sumitomo Mitsui Trust Holdings, Inc.	3,183,722	14,935,403
Sumitomo Realty & Development Co. Ltd.	343,000	13,858,766
Sumitomo Rubber Industries Ltd.	162,300	2,183,243
Suntory Beverage & Food Ltd.	133,100	4,688,646
Suzuken Co. Ltd.	68,160	2,585,218
Suzuki Motor Corp.	349,800	9,411,323
Sysmex Corp.	69,700	4,157,207
T&D Holdings, Inc.	554,200	6,814,874
Taiheiyo Cement Corp.	1,134,000	4,004,896
Taisei Corp.	938,594	4,193,255
Taisho Pharmaceutical Holdings Co. Ltd.	31,457	2,392,426
Taiyo Nippon Sanso Corp.	235,000	1,759,556
Takashimaya Co. Ltd.	259,000	2,255,426
Takeda Pharmaceutical Co. Ltd.	758,142	36,433,932
TDK Corp.	119,025	5,156,464
Teijin Ltd.	916,341	2,204,187
Terumo Corp.	144,812	6,199,512
The Chugoku Bank Ltd.	154,500	1,914,361
The Hachijuni Bank Ltd.	399,000	2,140,650
The Suruga Bank Ltd.	175,000	3,079,738
THK Co. Ltd.	110,000	2,519,505
Tobu Railway Co. Ltd.	988,297	4,810,637
Toho Co. Ltd.	107,254	2,080,506
Toho Gas Co. Ltd.	394,000	1,997,681
Tohoku Electric Power Co., Inc. (a)	430,490	5,050,654
Tokio Marine Holdings, Inc.	664,400	19,738,327
Tokyo Electric Power Co., Inc. (a)	1,384,318	6,474,533
Tokyo Electron Ltd.	164,118	9,405,927
Tokyo Gas Co. Ltd.	2,304,395	11,576,206
Tokyo Tatemono Co. Ltd.	400,000	3,267,114
Tokyu Corp.	1,090,954	6,666,770
Tokyu Fudosan Holdings Corp.	498,200	3,935,443
TonenGeneral Sekiyu K.K.	275,856	2,434,103
Toppan Printing Co. Ltd.	539,013	4,014,764
Toray Industries, Inc.	1,407,883	9,727,372
Toshiba Corp.	3,862,880	16,765,669
Toto Ltd.	271,185	3,848,254
Toyo Seikan Group Holdings Ltd.	156,100	2,740,435
Toyo Suisan Kaisha Ltd.	86,000	2,890,046
Toyoda Gosei Co. Ltd.	60,300	1,272,717
Toyota Boshoku Corp.	63,000	668,566
Toyota Industries Corp.	156,086	7,208,452
Toyota Motor Corp.	2,647,151	152,351,789
Toyota Motor Corp. sponsored ADR	830	95,699
Toyota Tsusho Corp.	204,400	5,052,660
Trend Micro, Inc.	101,200	3,404,712
Tsumura & Co.	56,200	1,494,875
Ube Industries Ltd.	1,009,605	1,931,582
Unicharm Corp.	109,780	6,224,138

	Shares	Value
United Urban Investment Corp.	2,266	$ 3,462,346
USS Co. Ltd.	211,500	2,849,233
West Japan Railway Co.	160,500	6,597,792
Yahoo! Japan Corp.	1,381,700	8,760,579
Yakult Honsha Co. Ltd.	86,366	4,141,359
Yamada Denki Co. Ltd.	875,050	2,897,630
Yamaguchi Financial Group, Inc.	200,000	1,743,146
Yamaha Corp.	150,843	2,071,155
Yamaha Motor Co. Ltd.	270,700	3,915,401
Yamato Holdings Co. Ltd.	356,832	7,408,196
Yamato Kogyo Co. Ltd.	39,600	1,194,576
Yamazaki Baking Co. Ltd.	103,000	1,193,249
Yaskawa Electric Corp.	207,000	3,091,281
Yokogawa Electric Corp.	203,900	3,189,745
Yokohama Rubber Co. Ltd.	193,000	1,886,264
TOTAL JAPAN		2,569,699,051
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	959,910	15,074,157
Millicom International Cellular SA (depository receipt)	63,496	6,620,305
RTL Group SA	37,496	4,836,055
SES SA (France) (depositary receipt)	291,739	10,167,855
Subsea 7 SA	252,656	4,819,912
Tenaris SA	453,491	9,470,042
TOTAL LUXEMBOURG		50,988,326
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	80
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,889,680	3,016,426
Netherlands - 3.1%
AEGON NV	1,738,295	15,669,980
Airbus Group NV	563,569	41,531,776
Akzo Nobel NV	230,172	19,065,562
ASML Holding NV (Netherlands)	343,304	29,629,007
CNH Industrial NV	907,172	9,979,791
Corio NV	65,493	3,074,504
Delta Lloyd NV	183,623	5,242,713
Fugro NV (Certificaten Van Aandelen) (d)	68,227	3,965,656
Gemalto NV (d)	76,005	8,550,141
Heineken Holding NV	96,771	6,259,899
Heineken NV (Bearer)	221,334	14,966,804
ING Groep NV (Certificaten Van Aandelen) (a)	3,686,149	53,530,482
Koninklijke Ahold NV	966,942	18,038,065
Koninklijke Boskalis Westminster NV	75,276	3,768,059
Koninklijke KPN NV (a)	3,074,381	10,957,212
Koninklijke Philips Electronics NV	903,351	31,548,718
OCI NV (a)	90,280	4,416,302
QIAGEN NV (a)	223,864	5,047,506
Randstad Holding NV	119,343	7,519,062
Reed Elsevier NV	666,117	14,577,873
Common Stocks - continued
	Shares	Value
Netherlands - continued
Royal DSM NV	148,337	$ 9,478,881
STMicroelectronics NV	606,744	5,503,144
TNT Express NV	416,865	4,059,438
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,564,575	61,870,836
Vopak NV	67,101	3,930,772
Wolters Kluwer NV	289,647	8,367,809
Ziggo NV	152,097	6,959,494
TOTAL NETHERLANDS		407,509,486
New Zealand - 0.1%
Auckland International Airport Ltd.	1,020,686	3,200,479
Contact Energy Ltd.	341,126	1,530,100
Fletcher Building Ltd.	663,071	5,236,754
Ryman Healthcare Group Ltd.	353,248	2,339,689
Telecom Corp. of New Zealand Ltd.	1,768,426	3,706,621
TOTAL NEW ZEALAND		16,013,643
Norway - 0.7%
Aker Solutions ASA	159,173	2,675,867
DNB ASA	938,514	17,028,353
Gjensidige Forsikring ASA	190,814	4,002,580
Norsk Hydro ASA	1,300,099	6,433,346
Orkla ASA	737,089	5,821,063
Statoil ASA	1,071,066	28,250,470
Telenor ASA	655,245	14,476,089
Yara International ASA	173,590	7,039,621
TOTAL NORWAY		85,727,389
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	1,736,612	3,394,216
Energias de Portugal SA	1,933,509	8,380,102
Galp Energia SGPS SA Class B	334,747	5,627,785
Jeronimo Martins SGPS SA	242,680	4,125,170
Portugal Telecom SGPS SA (Reg.) (d)	609,258	2,728,019
TOTAL PORTUGAL		24,255,292
Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,980,183	3,374,114
CapitaCommercial Trust (REIT)	1,952,000	2,255,891
CapitaLand Ltd.	2,441,437	5,488,972
CapitaMall Trust	2,298,200	3,444,626
CapitaMalls Asia Ltd.	1,284,000	1,813,087
City Developments Ltd.	439,000	3,251,852
ComfortDelgro Corp. Ltd.	1,934,784	2,945,713
DBS Group Holdings Ltd.	1,644,020	21,424,849
Global Logistic Properties Ltd.	2,990,000	6,675,107
Hutchison Port Holdings Trust	5,045,000	3,153,125
Jardine Cycle & Carriage Ltd.	101,267	3,134,712
Keppel Corp. Ltd.	1,392,400	11,500,357
Keppel Land Ltd.	670,000	1,696,604
Olam International Ltd.	1,448,700	2,028,511
Oversea-Chinese Banking Corp. Ltd.	2,472,793	18,648,603

	Shares	Value
SembCorp Industries Ltd.	955,130	$ 4,076,246
SembCorp Marine Ltd.	806,800	2,615,823
Singapore Airlines Ltd.	510,425	4,115,129
Singapore Exchange Ltd.	826,000	4,483,004
Singapore Press Holdings Ltd.	1,554,021	5,087,514
Singapore Technologies Engineering Ltd.	1,481,161	4,440,036
Singapore Telecommunications Ltd.	7,645,827	21,713,389
StarHub Ltd.	572,000	1,886,136
United Overseas Bank Ltd.	1,218,829	19,835,477
UOL Group Ltd.	446,984	2,157,963
Wilmar International Ltd.	1,844,000	5,018,578
Yangzijiang Shipbuilding Holdings Ltd.	1,893,000	1,694,912
TOTAL SINGAPORE		167,960,330
Spain - 3.4%
Abertis Infraestructuras SA (d)	370,338	8,700,242
ACS Actividades de Construccion y Servicios SA	167,623	6,026,032
Amadeus IT Holding SA Class A	365,177	16,061,675
Banco Bilbao Vizcaya Argentaria SA	5,554,638	68,624,833
Banco de Sabadell SA	3,260,877	10,775,366
Banco Popular Espanol SA	1,581,158	11,401,236
Banco Santander SA (Spain)	11,134,211	100,504,543
Bankia SA (a)	3,883,906	8,154,013
Cintra Concesiones de Infrastructuras de Transporte SA	388,043	8,194,921
Criteria CaixaCorp SA	1,666,343	10,511,243
Distribuidora Internacional de Alimentacion SA	579,124	4,972,049
Enagas SA	182,598	5,314,264
Gas Natural SDG SA	337,533	8,663,351
Grifols SA	143,160	8,161,035
Iberdrola SA (d)	4,615,717	30,689,464
Inditex SA	209,520	30,163,607
International Consolidated Airlines Group SA (a)	199,436	1,456,790
International Consolidated Airlines Group SA CDI (a)	777,807	5,691,823
MAPFRE SA (Reg.)	1,035,357	4,287,310
Red Electrica Corporacion SA	104,226	8,113,882
Repsol YPF SA	833,894	20,954,390
Telefonica SA	3,933,022	60,137,161
Zardoya Otis SA	161,792	2,800,452
TOTAL SPAIN		440,359,682
Sweden - 3.2%
Alfa Laval AB	300,248	8,148,160
ASSA ABLOY AB (B Shares)	320,782	16,335,159
Atlas Copco AB:
(A Shares)	646,526	18,160,588
(B Shares)	373,529	9,921,313
Boliden AB	259,977	4,123,691
Electrolux AB (B Shares)	231,340	5,480,734
Elekta AB (B Shares) (d)	355,696	4,729,373
Getinge AB (B Shares)	192,280	6,921,498
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	911,913	$ 41,132,195
Hexagon AB (B Shares)	228,801	8,118,383
Husqvarna AB (B Shares)	386,452	2,612,852
Industrivarden AB (C Shares)	118,190	2,285,770
Investment AB Kinnevik (B Shares)	214,890	8,342,021
Investor AB (B Shares)	437,893	15,605,741
Lundin Petroleum AB (a)	211,841	4,252,250
Nordea Bank AB	2,918,031	41,802,211
Sandvik AB	1,024,473	14,292,594
Scania AB (B Shares)	307,134	9,436,791
Securitas AB (B Shares)	297,951	3,283,123
Skandinaviska Enskilda Banken AB (A Shares)	1,458,904	20,512,691
Skanska AB (B Shares)	363,217	7,885,616
SKF AB (B Shares)	380,129	10,179,618
Svenska Cellulosa AB (SCA) (B Shares)	563,495	17,111,426
Svenska Handelsbanken AB (A Shares)	479,591	25,057,978
Swedbank AB (A Shares)	869,955	24,558,710
Swedish Match Co. AB	193,342	6,121,424
Tele2 AB (B Shares)	310,048	3,846,797
Telefonaktiebolaget LM Ericsson (B Shares)	2,922,685	37,781,053
TeliaSonera AB	2,288,773	17,637,936
Volvo AB (B Shares)	1,465,625	22,058,723
TOTAL SWEDEN		417,736,419
Switzerland - 9.1%
ABB Ltd. (Reg.)	2,111,735	53,895,970
Actelion Ltd.	98,131	10,404,452
Adecco SA (Reg.)	127,055	10,971,947
Aryzta AG	83,347	6,955,850
Baloise Holdings AG	45,696	5,891,900
Barry Callebaut AG	2,069	2,580,663
Coca-Cola HBC AG	12,175	302,757
Coca-Cola HBC AG sponsored ADR	179,380	4,457,593
Compagnie Financiere Richemont SA Series A	501,188	49,919,351
Credit Suisse Group AG	1,455,115	45,688,327
Ems-Chemie Holding AG	7,964	3,069,694
Geberit AG (Reg.)	36,450	11,463,411
Givaudan SA	8,855	13,894,144
Holcim Ltd. (Reg.)	219,846	17,847,646
Julius Baer Group Ltd.	215,781	10,113,124
Kuehne & Nagel International AG	51,547	7,361,345
Lindt & Spruengli AG	99	5,748,078
Lindt & Spruengli AG (participation certificate)	810	3,991,518
Lonza Group AG	50,769	5,368,410
Nestle SA	3,096,959	233,960,327
Novartis AG	2,209,069	183,861,069
Pargesa Holding SA	25,750	2,213,417
Partners Group Holding AG	16,784	4,372,046

	Shares	Value
Roche Holding AG (participation certificate)	674,660	$ 207,727,906
Schindler Holding AG:
(participation certificate)	44,322	6,647,040
(Reg.)	20,187	3,066,496
SGS SA (Reg.)	5,256	13,021,972
Sika AG (Bearer)	2,074	7,649,865
Sonova Holding AG Class B	48,253	6,825,097
Sulzer AG (Reg.)	23,371	3,308,345
Swatch Group AG (Bearer)	29,586	19,746,426
Swatch Group AG (Bearer) (Reg.)	41,750	4,908,414
Swiss Life Holding AG	31,004	7,716,629
Swiss Prime Site AG	52,517	4,412,742
Swiss Re Ltd.	338,021	31,592,184
Swisscom AG	22,369	13,250,994
Syngenta AG (Switzerland)	89,428	32,555,438
Transocean Ltd. (Switzerland)	346,068	14,625,750
UBS AG	3,504,282	74,967,028
Zurich Insurance Group AG	142,941	43,800,568
TOTAL SWITZERLAND		1,190,155,933
United Kingdom - 19.8%
3i Group PLC	937,548	6,609,578
Aberdeen Asset Management PLC	915,046	5,985,126
Admiral Group PLC	187,620	4,508,470
Aggreko PLC	256,558	6,702,060
AMEC PLC	284,941	5,358,372
Anglo American PLC (United Kingdom)	1,338,655	34,188,803
Antofagasta PLC	379,564	5,723,568
ARM Holdings PLC	1,344,317	22,534,761
ASOS PLC (a)	51,985	6,058,783
Associated British Foods PLC	342,216	17,180,273
AstraZeneca PLC (United Kingdom)	1,205,310	81,933,611
Aviva PLC	2,825,469	22,464,009
Babcock International Group PLC	349,082	8,598,808
BAE Systems PLC	3,088,229	21,249,257
Barclays PLC	14,690,230	61,883,558
BG Group PLC	3,273,290	59,663,817
BHP Billiton PLC	2,028,169	65,361,450
BP PLC	17,935,868	151,576,986
British American Tobacco PLC (United Kingdom)	1,814,001	98,883,743
British Land Co. PLC	913,992	10,667,761
British Sky Broadcasting Group PLC	991,297	15,603,778
BT Group PLC	7,589,803	52,201,379
Bunzl PLC	321,908	8,479,273
Burberry Group PLC	427,065	11,020,334
Capita Group PLC	633,981	12,102,615
Capital Shopping Centres Group PLC	648,438	3,525,728
Carnival PLC (d)	176,102	7,241,955
Centrica PLC	4,895,528	26,151,003
Cobham PLC	1,026,256	5,126,336
Compass Group PLC	1,724,287	27,271,538
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Croda International PLC	130,554	$ 5,555,114
Diageo PLC	2,410,175	75,684,336
Direct Line Insurance Group PLC	1,084,718	4,804,416
easyJet PLC	150,756	4,344,638
Fresnillo PLC	176,789	2,816,840
G4S PLC (United Kingdom)	1,487,522	5,913,468
GKN PLC	1,568,073	10,652,938
GlaxoSmithKline PLC	4,663,885	130,633,624
GlaxoSmithKline PLC sponsored ADR (d)	2,239	125,250
Hammerson PLC	682,101	6,562,009
Hargreaves Lansdown PLC	213,062	4,984,258
HSBC Holdings PLC (United Kingdom)	18,004,391	190,018,564
ICAP PLC	527,787	3,875,488
IMI PLC	262,132	6,694,035
Imperial Tobacco Group PLC	927,936	37,867,939
Inmarsat PLC	427,002	4,965,926
InterContinental Hotel Group PLC	249,423	8,112,215
Intertek Group PLC	155,419	7,654,155
Investec PLC	553,520	4,121,911
ITV PLC	3,665,186	12,391,688
J Sainsbury PLC	1,194,534	6,853,051
Johnson Matthey PLC	196,485	10,732,761
Kingfisher PLC	2,275,747	15,014,757
Land Securities Group PLC	754,810	13,726,683
Legal & General Group PLC	5,672,102	22,833,717
Lloyds Banking Group PLC (a)	47,967,081	66,242,670
London Stock Exchange Group PLC	169,163	5,741,921
Marks & Spencer Group PLC	1,554,419	13,105,865
Meggitt PLC	768,989	6,490,061
Melrose PLC	1,029,575	5,658,414
National Grid PLC	3,582,272	50,127,584
Next PLC	149,182	16,824,887
Old Mutual PLC	4,696,180	15,499,921
Pearson PLC	785,530	13,302,871
Persimmon PLC	294,154	7,122,643
Prudential PLC	2,451,672	55,512,559
Prudential PLC ADR (d)	2,253	102,286
Reckitt Benckiser Group PLC	621,813	51,167,367
Reed Elsevier PLC	1,119,556	17,163,359
Rexam PLC	761,138	6,292,521
Rio Tinto PLC	1,220,888	70,006,535
Rolls-Royce Group PLC	1,805,448	30,202,896
Royal & Sun Alliance Insurance Group PLC	3,549,455	5,780,287
Royal Bank of Scotland Group PLC (a)	2,078,652	11,382,655
Royal Dutch Shell PLC:
Class A (Netherlands)	33,000	1,204,283
Class A (United Kingdom)	3,677,753	133,888,905
Class B (United Kingdom)	2,377,337	92,484,350
Royal Mail PLC	623,014	6,259,609
SABMiller PLC	924,256	45,301,556

	Shares	Value
Sage Group PLC	1,063,186	$ 7,685,806
Schroders PLC	100,110	4,548,052
Scottish & Southern Energy PLC	926,962	21,777,986
Segro PLC	710,091	4,243,837
Serco Group PLC	474,968	3,662,622
Severn Trent PLC	229,983	7,124,684
Smith & Nephew PLC	856,445	13,631,421
Smiths Group PLC	378,519	8,671,054
Standard Chartered PLC (United Kingdom)	2,330,084	49,358,303
Standard Life PLC	2,278,250	14,878,670
Tate & Lyle PLC	444,619	4,779,926
Tesco PLC	7,759,511	42,728,741
The Weir Group PLC	204,223	8,778,668
Travis Perkins PLC	236,177	7,731,833
TUI Travel PLC	429,106	3,214,116
Tullow Oil PLC	875,477	11,713,580
Unilever PLC	1,232,075	50,391,909
United Utilities Group PLC	654,174	8,539,010
Vodafone Group PLC	25,235,621	105,155,919
Vodafone Group PLC sponsored ADR	14,727	612,201
Whitbread PLC	173,134	13,008,779
William Hill PLC	831,946	5,539,105
WM Morrison Supermarkets PLC	2,129,402	8,390,304
TOTAL UNITED KINGDOM		2,595,829,045
TOTAL COMMON STOCKS (Cost $11,109,858,367)		12,705,987,165
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	250,075	34,435,009
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	51,952	4,561,431
FUCHS PETROLUB AG	34,589	3,451,833
Henkel AG & Co. KGaA	171,569	19,146,629
Porsche Automobil Holding SE (Germany)	146,925	15,451,376
Volkswagen AG	138,963	36,252,209
TOTAL GERMANY		78,863,478
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,744,968	5,029,885
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $72,910,407)		118,328,372
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 4/3/14 to 7/24/14 (e) (Cost $16,996,405)	$ 17,000,000	$ 16,997,994
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	332,513,105	332,513,105
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	122,985,480	122,985,480
TOTAL MONEY MARKET FUNDS (Cost $455,498,585)		455,498,585
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $11,655,263,764)	13,296,812,116
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(207,437,165)
NET ASSETS - 100%	$ 13,089,374,951
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
78 CAC 40 Index Contracts (France)	March 2014	$ 4,701,516	$ 85,456
56 CME Nikkei 225 Index Contracts (Japan)	March 2014	4,035,707	(222,289)
11 DAX 100 Index Contracts (Germany)	March 2014	3,650,580	152,549
673 Euro Stoxx 50 Index Contracts (Germany)	March 2014	28,997,467	1,558,547
29 Hang Seng Index Contracts (Hong Kong)	March 2014	4,264,087	55,569
289 LIFFE FTSE 100 Index Contracts (United Kingdom)	March 2014	32,083,772	1,455,707
1,464 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	141,224,760	138,430
240 OMX Stockholm 30 Index Contracts (Sweden)	March 2014	5,021,883	138,151
95 SFE SPI 200 Index Contracts (Australia)	March 2014	11,440,969	624,439
47 Singapore Exch Derivatives Ltd.	March 2014	2,613,669	(6,594)
201 TSE TOPIX Index Contracts (Japan)	March 2014	23,702,044	(770,358)
TOTAL EQUITY INDEX CONTRACTS		$ 261,736,454	$ 3,209,607

The face value of futures purchased as a percentage of net assets is 1.8%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
3/14/14	JPY	Goldman Sachs Bank USA	Buy	60,000,000	$ 574,614	$ 14,993
3/14/14	JPY	Goldman Sachs Bank USA	Buy	100,000,000	953,353	29,325
3/14/14	JPY	Goldman Sachs Bank USA	Buy	100,000,000	958,954	23,723
3/14/14	JPY	Goldman Sachs Bank USA	Buy	130,000,000	1,268,107	9,373
3/14/14	JPY	Goldman Sachs Bank USA	Buy	180,000,000	1,751,961	16,857
3/14/14	JPY	Goldman Sachs Bank USA	Buy	200,000,000	1,918,423	46,931
3/14/14	JPY	Goldman Sachs Bank USA	Buy	1,000,000,000	9,737,004	89,766
3/14/14	JPY	Goldman Sachs Bank USA	Buy	1,090,000,000	10,574,311	136,868
3/21/14	AUD	Goldman Sachs Bank USA	Buy	400,000	354,924	1,498
3/21/14	AUD	Goldman Sachs Bank USA	Buy	400,000	363,696	(7,274)
3/21/14	AUD	Goldman Sachs Bank USA	Buy	500,000	437,143	8,385
3/21/14	AUD	Goldman Sachs Bank USA	Buy	700,000	622,013	1,725
3/21/14	AUD	Goldman Sachs Bank USA	Buy	1,100,000	990,770	(10,610)
3/21/14	AUD	Goldman Sachs Bank USA	Buy	4,400,000	3,911,468	9,172
3/21/14	AUD	Goldman Sachs Bank USA	Buy	5,000,000	4,442,000	13,273
3/21/14	EUR	Goldman Sachs Bank USA	Buy	300,000	413,223	861
3/21/14	EUR	Goldman Sachs Bank USA	Buy	600,000	825,636	2,533
3/21/14	EUR	Goldman Sachs Bank USA	Buy	800,000	1,093,050	11,174
3/21/14	EUR	Goldman Sachs Bank USA	Buy	900,000	1,230,656	11,597
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,365,290	14,991
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,100,000	1,488,380	29,929
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,300,000	1,772,488	21,878
3/21/14	EUR	Goldman Sachs Bank USA	Buy	5,000,000	6,784,100	117,304
3/21/14	EUR	Goldman Sachs Bank USA	Buy	9,600,000	13,219,008	31,688
3/21/14	EUR	Goldman Sachs Bank USA	Buy	10,000,000	13,735,500	67,309
3/21/14	EUR	Goldman Sachs Bank USA	Sell	4,000,000	5,461,400	(59,724)
3/21/14	GBP	Goldman Sachs Bank USA	Buy	400,000	665,490	4,222
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	981,405	23,163
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	983,964	20,604
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	993,588	10,980
3/21/14	GBP	Goldman Sachs Bank USA	Buy	800,000	1,322,008	17,416
3/21/14	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,640,950	33,330
3/21/14	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,643,600	30,680
3/21/14	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,389,490	330,473
3/21/14	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,416,020	303,943
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,000,000	151,680	4,230
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,400,000	215,158	3,116
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,800,000	274,849	5,789
3/21/14	SEK	Goldman Sachs Bank USA	Buy	3,200,000	493,829	5,082
3/21/14	SEK	Goldman Sachs Bank USA	Buy	11,000,000	1,673,681	41,324
3/21/14	SEK	Goldman Sachs Bank USA	Buy	12,000,000	1,821,256	49,659
						$ 1,517,556

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,997,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,498
Fidelity Securities Lending Cash Central Fund	2,827,474
Total	$ 3,010,972
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,522,420,489	$ 1,035,751,328	$ 486,669,161	$ -
Consumer Staples	1,396,474,367	580,065,709	816,408,658	-
Energy	874,459,534	241,983,217	632,476,317	-
Financials	3,267,141,266	1,866,050,418	1,401,090,761	87
Health Care	1,368,633,696	340,330,104	1,028,303,592	-
Industrials	1,655,994,697	1,011,287,541	644,707,156	-
Information Technology	583,353,096	186,573,732	396,779,364	-
Materials	1,042,601,016	562,237,723	480,363,293	-
Telecommunication Services	643,961,719	181,344,976	462,616,743	-
Utilities	469,275,657	371,963,756	97,311,901	-
Government Obligations	16,997,994	-	16,997,994	-
Money Market Funds	455,498,585	455,498,585	-	-
Total Investments in Securities:	$ 13,296,812,116	$ 6,833,087,089	$ 6,463,724,940	$ 87
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,595,164	$ -	$ 1,595,164	$ -
Futures Contracts	4,208,848	4,208,848	-	-
Total Assets	$ 5,804,012	$ 4,208,848	$ 1,595,164	$ -
Liabilities
Forward Foreign Currency Contracts	$ (77,608)	$ -	$ (77,608)	$ -
Futures Contracts	(999,241)	(999,241)	-	-
Total Liabilities	$ (1,076,849)	$ (999,241)	$ (77,608)	$ -
Total Derivative Instruments:	$ 4,727,163	$ 3,209,607	$ 1,517,556	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,598,250,916
Level 2 to Level 1	$ 20,748,375
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 4,208,848	$ (999,241)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,595,164	(77,608)
Total Value of Derivatives	$ 5,804,012	$ (1,076,849)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $117,095,876) - See accompanying schedule: Unaffiliated issuers (cost $11,199,765,179)	$ 12,841,313,531
Fidelity Central Funds (cost $455,498,585)	455,498,585
Total Investments (cost $11,655,263,764)		$ 13,296,812,116
Segregated cash with brokers for derivative instruments		8,011,056
Foreign currency held at value (cost $3,282,396)		3,286,212
Receivable for investments sold		3,359,631
Unrealized appreciation on foreign currency contracts		1,595,164
Receivable for fund shares sold		15,479,819
Dividends receivable		61,148,588
Interest receivable		11,154
Distributions receivable from Fidelity Central Funds		137,776
Receivable for daily variation margin for derivative instruments		536,746
Receivable from investment adviser for expense reductions		351,306
Other receivables		12,019
Total assets		13,390,741,587

Liabilities
Payable for investments purchased	$ 150,552,330
Unrealized depreciation on foreign currency contracts	77,608
Payable for fund shares redeemed	26,120,008
Accrued management fee	631,941
Other affiliated payables	999,269
Collateral on securities loaned, at value	122,985,480
Total liabilities		301,366,636

Net Assets		$ 13,089,374,951
Net Assets consist of:
Paid in capital		$ 12,031,720,199
Undistributed net investment income		87,257,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(677,044,919)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,647,442,087
Net Assets		$ 13,089,374,951

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($2,640,164,719 ÷ 64,092,642 shares)	$ 41.19

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,201,814,409 ÷ 174,814,347 shares)	$ 41.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,595,562,184 ÷ 38,725,858 shares)	$ 41.20

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,651,833,639 ÷ 40,093,065 shares)	$ 41.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 364,989,949
Special dividends		80,204,752
Interest		28,840
Income from Fidelity Central Funds (including $2,827,474 from security lending)		3,010,972
Income before foreign taxes withheld		448,234,513
Less foreign taxes withheld		(23,361,082)
Total income		424,873,431

Expenses
Management fee	$ 6,848,368
Transfer agent fees	10,860,499
Independent trustees' compensation	54,915
Interest	1,184
Miscellaneous	21,554
Total expenses before reductions	17,786,520
Expense reductions	(3,698,864)	14,087,656
Net investment income (loss)		410,785,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,829,350)
Foreign currency transactions	(13,161,732)
Futures contracts	31,776,987
Total net realized gain (loss)		(14,214,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,660,685,904
Assets and liabilities in foreign currencies	12,944,663
Futures contracts	1,009,614
Total change in net unrealized appreciation (depreciation)		1,674,640,181
Net gain (loss)		1,660,426,086
Net increase (decrease) in net assets resulting from operations		$ 2,071,211,861

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,785,775	$ 283,086,353
Net realized gain (loss)	(14,214,095)	(79,042,694)
Change in net unrealized appreciation (depreciation)	1,674,640,181	690,009,936
Net increase (decrease) in net assets resulting from operations	2,071,211,861	894,053,595
Distributions to shareholders from net investment income	(295,551,780)	(263,200,177)
Distributions to shareholders from net realized gain	(11,664,541)	(10,605,696)
Total distributions	(307,216,321)	(273,805,873)
Share transactions - net increase (decrease)	1,293,577,160	690,478,893
Redemption fees	896,226	579,443
Total increase (decrease) in net assets	3,058,468,926	1,311,306,058

Net Assets
Beginning of period	10,030,906,025	8,719,599,967
End of period (including undistributed net investment income of $87,257,584 and undistributed net investment income of $9,035,338, respectively)	$ 13,089,374,951	$ 10,030,906,025

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) B	1.35 E	1.03	1.19	.94	.82
Net realized and unrealized gain (loss)	5.53	2.23	(4.28)	5.45	10.93
Total from investment operations	6.88	3.26	(3.09)	6.39	11.75
Distributions from net investment income	(.96)	(.97)	(1.12)	(.81)	(.74)
Distributions from net realized gain	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(1.00)	(1.01)	(1.14)	(.84)	(.86)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Total Return A	19.66%	10.01%	(7.92)%	20.34%	56.36%
Ratios to Average Net Assets C, F
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.11%	.10%	.10%
Expenses net of all reductions	.20%	.20%	.11%	.10%	.10%
Net investment income (loss)	3.52% E	3.16%	3.54%	2.84%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131
Portfolio turnover rate D	2%	1%	9%	1%	2%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) B	1.38 E	1.06	1.20	.96	.83
Net realized and unrealized gain (loss)	5.54	2.22	(4.28)	5.44	10.93
Total from investment operations	6.92	3.28	(3.08)	6.40	11.76
Distributions from net investment income	(.99)	(1.00)	(1.12)	(.82)	(.75)
Distributions from net realized gain	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(1.03)	(1.04)	(1.14)	(.85)	(.87)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Total Return A	19.79%	10.07%	(7.87)%	20.38%	56.40%
Ratios to Average Net Assets C, F
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.07%	.07%	.07%
Expenses net of all reductions	.12%	.12%	.07%	.07%	.07%
Net investment income (loss)	3.60% E	3.24%	3.57%	2.87%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395
Portfolio turnover rate D	2%	1%	9%	1%	2%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.40 G	1.07	.32
Net realized and unrealized gain (loss)	5.54	2.22	2.48
Total from investment operations	6.94	3.29	2.80
Distributions from net investment income	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	(.04)	(.04)	-
Total distributions	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	19.85%	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% M	.10% A, M
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	3.65% G	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rate F	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.41 G	1.08	.32
Net realized and unrealized gain (loss)	5.53	2.22	2.48
Total from investment operations	6.94	3.30	2.80
Distributions from net investment income	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	(.04)	(.04)	-
Total distributions	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	19.86%	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% M	.08% A, M
Expenses net of fee waivers, if any	.06%	.06%	.06% A
Expenses net of all reductions	.06%	.06%	.06% A
Net investment income (loss)	3.66% G	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rate F	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 12,362,212,608	$ 4,811,646,787	$ (763,957,523)	$ 4,047,689,264
Spartan International Index	11,728,086,520	3,118,649,486	(1,549,923,890)	1,568,725,596

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 79,696,068	$ 140,813,422	$ -	$ 4,047,689,264
Spartan International Index	88,793,896	-	(591,421,265)	1,572,472,329

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	$ -	$ (273,085,580)	$ (273,085,580)	$ (591,421,265)

Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Spartan International Index	$ (10,653,905)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 164,440,567	$ 210,951,340	$ 375,391,907
Spartan International Index	307,216,321	-	307,216,321
February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 123,000,708	$ 200,713,554	$ 323,714,262
Spartan International Index	273,805,873	-	273,805,873

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to ..75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 29,980,279	$ 3,578,730
Totals (a)	$ 29,980,279	$ 3,578,730
Spartan International Index
Equity Risk
Futures Contracts	$ 31,776,987	$ 1,009,614
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,555,091)	10,552,889
Totals (a)	$ 20,221,896	$ 11,562,503

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	4,550,928,346	1,472,651,780
Spartan International Index	1,561,385,444	201,077,200

Spartan International Index delivered securities in-kind through redemptions totaling $36,573,220. Realized gain (loss) of $18,270,945 on securities delivered in-kind through redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 553,811
Fidelity Advantage Class	961,911
Fidelity Advantage Institutional Class	3,176
$ 1,518,898
Spartan International Index
Investor Class	$ 3,402,037
Fidelity Advantage Class	6,743,178
Institutional Class	502,635
Fidelity Advantage Institutional Class	212,649
$ 10,860,499

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	Borrower	$ 19,347,857.31%		$ 1,184

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 19,487
Spartan International Index	21,554

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 4,062
Spartan International Index
Fidelity Advantage Class	.12%	3,106,055
Institutional Class	.07%	366,676
Fidelity Advantage Institutional Class	.06%	220,515

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 5,701
Spartan International Index	5,544

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 1,232
Spartan International Index	74

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
Spartan Extended Market Index
From net investment income
Investor Class	$ 16,621,797	$ 34,726,754
Fidelity Advantage Class	112,997,472	88,271,798
Fidelity Advantage Institutional Class	835,637	2,156
Total	$ 130,454,906	$ 123,000,708
From net realized gain
Investor Class	$ 31,841,694	$ 59,938,933
Fidelity Advantage Class	211,703,785	140,771,137
Fidelity Advantage Institutional Class	1,391,522	3,484
Total	$ 244,937,001	$ 200,713,554
Spartan International Index
From net investment income
Investor Class	$ 58,011,983	$ 87,597,672
Fidelity Advantage Class	160,441,037	109,365,106
Institutional Class	37,902,014	34,315,538
Fidelity Advantage Institutional Class	39,196,746	31,921,861
Total	$ 295,551,780	$ 263,200,177
From net realized gain
Investor Class	$ 2,366,597	$ 3,612,275
Fidelity Advantage Class	6,326,343	4,386,091
Institutional Class	1,463,888	1,352,974
Fidelity Advantage Institutional Class	1,507,713	1,254,356
Total	$ 11,664,541	$ 10,605,696

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Spartan Extended Market Index
Investor Class
Shares sold	19,932,366	13,321,094	$ 967,050,540	$ 530,659,536
Reinvestment of distributions	950,199	2,332,565	47,450,450	90,866,565
Shares redeemed	(10,812,918)	(58,837,328)	(534,857,352)	(2,389,706,038)
Net increase (decrease)	10,069,647	(43,183,669)	$ 479,643,638	$ (1,768,179,937)
Fidelity Advantage Class
Shares sold	84,733,601	89,341,752	$ 4,185,536,521	$ 3,625,244,734
Reinvestment of distributions	6,264,021	5,670,305	312,421,897	220,926,287
Shares redeemed	(35,284,757)	(27,226,963)	(1,747,457,820)	(1,083,879,441)
Net increase (decrease)	55,712,865	67,785,094	$ 2,750,500,598	$ 2,762,291,580
Fidelity Advantage Institutional Class
Shares sold	1,794,400	2,138	$ 94,062,308	$ 88,301
Reinvestment of distributions	43,657	145	2,227,159	5,640
Shares redeemed	(111,385)	-	(5,860,887)	-
Net increase (decrease)	1,726,672	2,283	$ 90,428,580	$ 93,941
Spartan International Index
Investor Class
Shares sold	20,112,329	22,480,598	$ 772,478,855	$ 738,516,301
Reinvestment of distributions	1,523,594	2,603,169	58,871,715	87,570,598
Shares redeemed	(22,200,847)	(63,993,981)	(857,809,530)	(2,162,502,955)
Net increase (decrease)	(564,924)	(38,910,214)	$ (26,458,960)	$ (1,336,416,056)
Fidelity Advantage Class
Shares sold	53,596,060	75,323,150	$ 2,066,510,885	$ 2,547,792,654
Reinvestment of distributions	3,892,047	3,011,886	150,388,696	101,319,852
Shares redeemed	(33,423,301)	(32,726,415)	(1,274,395,424)	(1,057,404,449)
Net increase (decrease)	24,064,806	45,608,621	$ 942,504,157	$ 1,591,708,057
Institutional Class
Shares sold	12,102,316	16,830,227	$ 463,354,188	$ 541,022,171
Reinvestment of distributions	1,018,728	1,060,233	39,363,642	35,666,241
Shares redeemed	(10,345,415)	(7,965,479)A	(398,770,131)	(261,596,672)A
Net increase (decrease)	2,775,629	9,924,981	$ 103,947,699	$ 315,091,740
Fidelity Advantage Institutional Class
Shares sold	14,681,068	8,644,925	$ 551,158,148	$ 280,664,871
Reinvestment of distributions	1,053,409	986,213	40,703,723	33,176,217
Shares redeemed	(8,369,672)	(5,875,458)	(318,277,607)	(193,745,936)
Net increase (decrease)	7,364,805	3,755,680	$ 273,584,264	$ 120,095,152

A Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2014, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 172 funds. Mr. Curvey oversees 395 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To Request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	4/14/14	4/11/14	$0.14300	-
Fidelity Advantage Class	4/14/14	4/11/14	$0.14899	-
Spartan Extended Market Index Fund
Investor Class	4/14/14	4/11/14	$0.11100	$0.725
Fidelity Advantage Class	4/14/14	4/11/14	$0.11542	$0.725
Spartan International Index Fund
Investor Class	4/14/14	4/11/14	$0.26700	-
Fidelity Advantage Class	4/14/14	4/11/14	$0.27604	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$309,303,411

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2013	December 2013
Spartan Total Market Index Fund
Investor Class	100%	97%
Fidelity Advantage Class	97%	94%
Spartan Extended Market Index Fund
Investor Class	22%	48%
Fidelity Advantage Class	21%	47%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2013	December 2013
Spartan Total Market Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	98%
Spartan Extended Market Index Fund
Investor Class	23%	53%
Fidelity Advantage Class	22%	52%
Spartan International Index Fund
Investor Class	-	90%
Fidelity Advantage Class	-	88%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	12/16/13	$0.4720	$0.0612
Fidelity Advantage Class	12/16/13	$0.4867	$0.0612

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Fidelity Management & Research Company
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Geode Capital Management, LLC

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SIF-UANNPRO-0414
1.790918.110

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Annual Report

(Fidelity Cover Art)

February 28, 2014

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,157.70	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,158.00	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,158.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,158.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,158.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Institutional ClassA	26.69%	23.89%	7.81%
Spartan Total Market Index Fund - Fidelity Advantage® Institutional ClassB	26.67%	23.90%	7.82%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Institutional Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain, for example. On the other hand, both cyclical and defensive stocks had representation in the top-performing industry sectors: returns were highest in health care and consumer discretionary; lowest in utilities and telecommunication services. From a macroeconomic perspective, data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 26.69% and 26.67%, respectively, in line with the 26.73% advance of the Dow Jones U.S. Total Stock Market IndexSM. In a strong market environment, all 10 sectors in the index gained ground, and all but one - telecommunication services - were up by double digits. On an individual basis, fund's top three contributors were all technology stocks and household names, as well as among the four largest stocks in the index. Internet search leader Google saw its shares rise 14% in a single day in October, thanks to better-than-expected earnings. Consumer products and computer manufacturer Apple also added value, as did software maker Microsoft, whose shares were up 42% as the company continued to generate strong financial results relative to Wall Street's expectations. Elsewhere, various health care stocks made a strong contribution, including biotechnology company Gilead Sciences, up 94%. In financials, two large banks, Wells Fargo and Bank of America, were notable contributors, gaining 36% and 48%, respectively, as the entire industry continued to bounce back from the financial crisis of 2008. On the negative side, IBM stood out, as the diversified technology company and major index component lost modest ground amid declining revenues. Tobacco company Philip Morris International struggled in an environment of slowing worldwide demand for cigarettes, while wireless communications service provider AT&T faced an increasingly competitive environment that threatened to cut into the company's revenues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	2.5
Exxon Mobil Corp.	2.0	2.1
Google, Inc. Class A	1.6	1.3
Microsoft Corp.	1.4	1.4
Johnson & Johnson	1.2	1.3
General Electric Co.	1.2	1.3
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.3
Procter & Gamble Co.	1.0	1.2
JPMorgan Chase & Co.	1.0	1.0
	13.8
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.3
Financials	16.9	17.2
Health Care	13.1	12.4
Consumer Discretionary	13.0	12.9
Industrials	11.4	11.0
Energy	9.1	9.7
Consumer Staples	8.1	8.8
Materials	3.8	3.7
Utilities	3.0	3.2
Telecommunication Services	2.3	2.2

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	92,033	$ 2,740,743
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	1,131,578
Autoliv, Inc.	118,893	11,454,152
BorgWarner, Inc.	243,952	14,990,850
Cooper Tire & Rubber Co.	62,365	1,554,759
Dana Holding Corp. (d)	143,074	3,101,844
Delphi Automotive PLC	315,399	20,996,111
Dorman Products, Inc. (a)(d)	32,717	1,885,154
Drew Industries, Inc.	24,362	1,199,585
Federal-Mogul Corp. Class A (a)	65,766	1,239,031
Fox Factory Holding Corp.	10,471	174,866
Fuel Systems Solutions, Inc. (a)	20,668	265,584
Gentex Corp. (d)	174,142	5,462,835
Gentherm, Inc. (a)(d)	38,502	1,088,837
Johnson Controls, Inc.	761,885	37,637,119
Lear Corp.	91,325	7,415,590
Modine Manufacturing Co. (a)	42,412	627,273
Motorcar Parts of America, Inc. (a)	17,588	433,192
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,722	101,161
Remy International, Inc.	14,427	321,578
Spartan Motors, Inc.	44,931	254,759
Standard Motor Products, Inc.	17,952	631,013
Stoneridge, Inc. (a)	33,804	372,182
Strattec Security Corp.	672	46,852
Superior Industries International, Inc.	32,436	592,930
Tenneco, Inc. (a)	64,500	3,885,480
The Goodyear Tire & Rubber Co.	279,104	7,499,524
Tower International, Inc. (a)	19,656	504,766
TRW Automotive Holdings Corp. (a)(d)	137,074	11,283,932
UQM Technologies, Inc. (a)(d)	38,648	66,861
Visteon Corp. (a)	54,951	4,584,562
		143,544,703
Automobiles - 0.7%
Ford Motor Co.	4,410,723	67,881,027
General Motors Co.	1,463,920	52,993,904
Harley-Davidson, Inc.	252,087	16,652,867
Tesla Motors, Inc. (a)(d)	92,060	22,537,209
Thor Industries, Inc. (d)	46,074	2,580,605
Winnebago Industries, Inc. (a)	39,123	1,043,019
		163,688,631
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	872,556
Genuine Parts Co.	171,602	15,116,420
LKQ Corp. (a)	344,122	9,597,563
Pool Corp. (d)	48,205	2,818,064
VOXX International Corp. (a)	18,073	234,949
Weyco Group, Inc.	1,992	52,549
		28,692,101

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 601,255
Apollo Ed Group, Inc. Class A (non-vtg.) (a)(d)	111,836	3,727,494
Ascent Capital Group, Inc. (a)(d)	16,905	1,241,334
Bridgepoint Education, Inc. (a)	9,049	174,555
Bright Horizons Family Solutions, Inc. (a)	22,321	881,010
Capella Education Co. (d)	13,812	918,222
Career Education Corp. (a)	44,821	331,227
Carriage Services, Inc.	15,957	326,002
Collectors Universe, Inc. (d)	4,772	85,896
Corinthian Colleges, Inc. (a)(d)	84,173	131,310
DeVry, Inc.	60,163	2,527,448
Education Management Corp. (a)(d)	26,671	158,426
Graham Holdings Co.	4,705	3,381,484
Grand Canyon Education, Inc. (a)(d)	52,030	2,466,222
H&R Block, Inc.	306,192	9,687,915
Hillenbrand, Inc.	60,464	1,806,664
Houghton Mifflin Harcourt Co.	90,368	1,836,278
ITT Educational Services, Inc. (a)(d)	22,063	684,615
K12, Inc. (a)	35,687	807,597
Learning Tree International, Inc. (a)	3,285	10,413
LifeLock, Inc. (a)(d)	108,404	2,158,324
Lincoln Educational Services Corp.	15,671	70,520
Matthews International Corp. Class A (d)	31,601	1,296,589
National American University Holdings, Inc.	5,378	20,221
Regis Corp. (d)	37,626	529,022
Service Corp. International	236,136	4,413,382
Sotheby's Class A (Ltd. vtg.)	74,799	3,516,301
Steiner Leisure Ltd. (a)	10,649	470,899
Strayer Education, Inc. (a)(d)	14,558	695,436
Universal Technical Institute, Inc.	29,419	398,039
Weight Watchers International, Inc. (d)	23,857	507,200
		45,861,300
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	24,177	95,499
Bally Technologies, Inc. (a)(d)	46,562	3,154,576
Biglari Holdings, Inc. (d)	1,404	630,382
BJ's Restaurants, Inc. (a)(d)	35,904	994,541
Bloomin' Brands, Inc. (a)	77,659	1,952,347
Bob Evans Farms, Inc.	27,901	1,443,598
Boyd Gaming Corp. (a)	82,652	960,416
Bravo Brio Restaurant Group, Inc. (a)	12,451	192,866
Brinker International, Inc.	84,914	4,670,270
Buffalo Wild Wings, Inc. (a)(d)	20,168	2,924,360
Burger King Worldwide, Inc.	82,686	2,197,794
Caesars Entertainment Corp. (a)	37,816	981,703
Carnival Corp. unit	487,062	19,316,879
Carrols Restaurant Group, Inc. (a)	6,381	45,305
Chipotle Mexican Grill, Inc. (a)(d)	34,438	19,464,702
Choice Hotels International, Inc. (d)	44,031	2,150,034
Churchill Downs, Inc.	15,167	1,410,531
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chuys Holdings, Inc. (a)(d)	13,590	$ 541,018
ClubCorp Holdings, Inc.	20,697	360,542
Cosi, Inc. (a)(d)	11,735	15,490
Cracker Barrel Old Country Store, Inc.	24,866	2,472,924
Darden Restaurants, Inc.	141,692	7,234,794
Del Frisco's Restaurant Group, Inc. (a)	28,720	747,869
Denny's Corp. (a)	71,197	484,140
Diamond Resorts International, Inc.	18,779	341,590
DineEquity, Inc.	19,807	1,658,836
Domino's Pizza, Inc.	66,862	5,286,110
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	2,337
Dover Motorsports, Inc.	9,993	22,584
Dunkin' Brands Group, Inc.	121,165	6,260,596
Einstein Noah Restaurant Group, Inc.	3,797	56,651
Empire Resorts, Inc. (a)(d)	5,314	41,024
Entertainment Gaming Asia, Inc. (a)	8,246	9,318
Extended Stay America, Inc. unit	49,140	1,252,087
Famous Dave's of America, Inc. (a)	2,311	56,573
Fiesta Restaurant Group, Inc. (a)	33,170	1,666,129
Frisch's Restaurants, Inc.	500	11,910
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,877,679
Ignite Restaurant Group, Inc. (a)(d)	4,841	59,254
International Game Technology	268,403	4,050,201
International Speedway Corp. Class A (d)	27,626	931,825
Interval Leisure Group, Inc.	46,155	1,254,954
Isle of Capri Casinos, Inc. (a)	20,657	185,913
Jack in the Box, Inc. (a)	42,139	2,420,886
Jamba, Inc. (a)(d)	19,136	241,688
Kona Grill, Inc. (a)	4,029	77,760
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,558,194
Lakes Entertainment, Inc. (a)	2,872	14,504
Las Vegas Sands Corp.	430,440	36,695,010
Life Time Fitness, Inc. (a)(d)	38,055	1,796,196
Luby's, Inc. (a)	14,614	92,799
Marcus Corp.	22,859	322,540
Marriott International, Inc. Class A	251,677	13,648,444
Marriott Vacations Worldwide Corp. (a)	31,069	1,629,258
McDonald's Corp.	1,103,535	105,001,355
MGM Mirage, Inc. (a)(d)	371,095	10,223,667
Monarch Casino & Resort, Inc. (a)	4,802	90,518
Morgans Hotel Group Co. (a)	27,678	221,424
MTR Gaming Group, Inc. (a)	11,304	59,798
Multimedia Games Holding Co., Inc. (a)	28,049	926,318
Noodles & Co. (d)	16,951	674,819
Norwegian Cruise Line Holdings Ltd. (a)	107,864	3,696,499
Orient Express Hotels Ltd. Class A (a)	110,162	1,696,495
Panera Bread Co. Class A (a)(d)	29,209	5,296,176
Papa John's International, Inc.	38,520	1,960,668
Penn National Gaming, Inc. (a)	66,856	859,100
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,504,705

	Shares	Value
Pizza Inn Holdings, Inc. (a)	9,079	$ 57,924
Popeyes Louisiana Kitchen, Inc. (a)	24,822	994,369
Potbelly Corp. (d)	17,598	376,773
Premier Exhibitions, Inc. (a)	7,733	6,805
Red Lion Hotels Corp. (a)	3,129	18,680
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,647,362
Rick's Cabaret International, Inc. (a)(d)	5,726	65,105
Royal Caribbean Cruises Ltd. (d)	178,138	9,428,844
Ruby Tuesday, Inc. (a)(d)	44,363	271,945
Ruth's Hospitality Group, Inc.	33,916	419,202
Scientific Games Corp. Class A (a)	45,645	611,643
SeaWorld Entertainment, Inc.	59,356	2,026,414
Six Flags Entertainment Corp.	100,414	4,096,891
Sonic Corp. (a)	98,965	2,016,907
Speedway Motorsports, Inc.	7,569	150,018
Starbucks Corp.	841,635	59,722,420
Starwood Hotels & Resorts Worldwide, Inc.	213,692	17,621,042
Texas Roadhouse, Inc. Class A	57,171	1,512,173
The Cheesecake Factory, Inc. (d)	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	119,012
Vail Resorts, Inc.	38,833	2,730,737
Wendy's Co.	318,091	3,047,312
Wyndham Worldwide Corp.	137,748	10,039,074
Wynn Resorts Ltd.	89,427	21,685,153
Yum! Brands, Inc.	502,140	37,198,531
		470,835,722
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,947	29,166
Beazer Homes U.S.A., Inc. (a)(d)	23,951	555,424
Blyth, Inc. (d)	16,038	156,852
Cavco Industries, Inc. (a)(d)	9,813	769,830
Cobra Electronics Corp. (a)	1,032	3,498
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	18,434
CSS Industries, Inc.	16,118	435,186
D.R. Horton, Inc. (d)	306,554	7,528,966
Dixie Group, Inc. (a)	6,244	93,660
Emerson Radio Corp. (a)	23,724	51,007
Ethan Allen Interiors, Inc. (d)	25,611	643,604
Flexsteel Industries, Inc.	2,547	94,621
Garmin Ltd. (d)	139,580	7,489,863
Harman International Industries, Inc.	77,256	8,091,021
Helen of Troy Ltd. (a)	38,566	2,518,745
Hooker Furniture Corp.	13,495	203,775
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,075,379
iRobot Corp. (a)(d)	34,979	1,466,320
Jarden Corp. (a)	133,580	8,211,163
KB Home (d)	76,789	1,566,496
Kid Brands, Inc. (a)	16,651	11,323
Koss Corp.	2,669	12,304
La-Z-Boy, Inc.	54,902	1,402,197
Leggett & Platt, Inc. (d)	173,875	5,572,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	188,180	$ 8,257,338
Libbey, Inc. (a)	16,641	387,569
Lifetime Brands, Inc.	2,385	39,925
M.D.C. Holdings, Inc. (d)	36,801	1,147,823
M/I Homes, Inc. (a)(d)	24,871	619,288
Meritage Homes Corp. (a)	46,552	2,244,272
Mohawk Industries, Inc. (a)	71,448	10,112,035
NACCO Industries, Inc. Class A	6,219	364,620
Newell Rubbermaid, Inc.	312,041	10,019,637
NVR, Inc. (a)	5,106	6,086,352
Parametric Sound Corp. (a)(d)	6,672	99,012
PulteGroup, Inc.	383,741	8,054,724
Ryland Group, Inc.	46,168	2,150,967
Skullcandy, Inc. (a)	12,653	106,412
Skyline Corp. (a)	21,741	125,011
Standard Pacific Corp. (a)(d)	138,811	1,264,568
Stanley Furniture Co., Inc. (a)	5,699	17,211
Taylor Morrison Home Corp.	26,856	674,623
Tempur Sealy International, Inc. (a)	69,336	3,596,458
Toll Brothers, Inc. (a)(d)	153,983	6,006,877
TRI Pointe Homes, Inc. (d)	13,100	238,682
Tupperware Brands Corp.	56,734	4,459,292
UCP, Inc.	9,479	150,716
Universal Electronics, Inc. (a)	14,332	598,934
WCI Communities, Inc.	8,622	173,992
Whirlpool Corp.	87,714	12,686,076
William Lyon Homes, Inc. (a)	5,678	175,621
Zagg, Inc. (a)(d)	21,268	92,090
		127,951,653
Internet & Catalog Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	166,058
Amazon.com, Inc. (a)	416,019	150,640,480
Blue Nile, Inc. (a)(d)	11,337	398,949
dELiA*s, Inc. (a)(d)	2,977	3,215
Expedia, Inc.	112,037	8,798,266
FTD Companies, Inc. (a)(d)	14,396	447,140
Gaiam, Inc. Class A (a)	12,609	81,202
Geeknet, Inc. (a)	2,810	40,914
Groupon, Inc. Class A (a)(d)	426,564	3,544,747
HomeAway, Inc. (a)(d)	82,532	3,785,743
HSN, Inc.	37,772	2,166,224
Liberty Interactive Corp.:
(Venture Group) Series A (a)	40,463	5,766,382
Series A (a)	531,914	15,531,889
Netflix, Inc. (a)	66,145	29,476,196
NutriSystem, Inc.	26,922	396,292
Orbitz Worldwide, Inc. (a)	31,286	302,223
Overstock.com, Inc. (a)(d)	14,467	284,566
PetMed Express, Inc. (d)	32,292	445,630
priceline.com, Inc. (a)	57,502	77,560,998
RetailMeNot, Inc.	11,243	469,620

	Shares	Value
Shutterfly, Inc. (a)(d)	48,378	$ 2,639,504
TripAdvisor, Inc. (a)	123,509	12,380,542
U.S. Auto Parts Network, Inc. (a)	5,048	10,399
ValueVision Media, Inc. Class A (a)	41,726	233,248
Vitacost.com, Inc. (a)(d)	15,384	114,611
zulily, Inc. (d)	24,900	1,702,911
		317,387,949
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	876,377
Black Diamond, Inc. (a)(d)	20,004	211,642
Brunswick Corp.	91,271	4,088,028
Callaway Golf Co.	77,147	649,578
Hasbro, Inc.	122,518	6,758,093
JAKKS Pacific, Inc. (d)	19,661	140,773
Johnson Outdoors, Inc. Class A	3,505	77,320
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	623,386
Marine Products Corp.	11,741	99,916
Mattel, Inc.	388,136	14,481,354
Nautilus, Inc. (a)	31,083	260,786
Polaris Industries, Inc.	67,562	9,055,335
Smith & Wesson Holding Corp. (a)(d)	80,794	929,131
Sturm, Ruger & Co., Inc. (d)	24,417	1,556,340
Summer Infant, Inc. (a)	32,605	60,319
		39,868,378
Media - 3.5%
A.H. Belo Corp. Class A	22,177	244,834
AMC Networks, Inc. Class A (a)(d)	63,313	4,813,054
Ballantyne of Omaha, Inc. (a)	17,964	83,173
Cablevision Systems Corp. - NY Group Class A (d)	252,827	4,449,755
Carmike Cinemas, Inc. (a)	21,753	647,152
CBS Corp. Class B	612,367	41,077,578
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	268,895
Charter Communications, Inc. Class A (a)(d)	75,058	9,515,103
Cinemark Holdings, Inc.	124,821	3,672,234
Clear Channel Outdoor Holding, Inc. Class A	41,131	413,367
Comcast Corp. Class A	2,920,366	150,953,719
Crown Media Holdings, Inc. Class A (a)(d)	24,979	83,680
Cumulus Media, Inc. Class A (a)	122,704	804,938
Digital Cinema Destinations Co. (a)	1,935	10,836
DIRECTV (a)	546,908	42,440,061
Discovery Communications, Inc. Class A (a)(d)	266,951	22,242,357
DISH Network Corp. Class A (a)	230,721	13,575,624
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	2,474,424
E.W. Scripps Co. Class A (a)	24,274	476,256
Emmis Communications Corp. Class A (a)	7,973	25,035
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)(d)	21,235	$ 210,014
Entravision Communication Corp. Class A	63,982	424,201
FAB Universal Corp. (a)(d)	3,212	9,861
Gannett Co., Inc.	257,425	7,658,394
Gray Television, Inc. (a)	54,130	636,028
Harte-Hanks, Inc.	45,482	363,401
Hemisphere Media Group, Inc. (a)(d)	2,493	27,772
Insignia Systems, Inc. (a)	5,038	15,719
Interpublic Group of Companies, Inc.	525,417	9,310,389
John Wiley & Sons, Inc. Class A (d)	54,942	3,188,284
Journal Communications, Inc. Class A (a)	23,068	211,534
Lamar Advertising Co. Class A (a)	69,336	3,717,103
Liberty Global PLC Class A (a)	419,364	36,295,954
Liberty Media Corp. Class A (a)	117,554	16,123,707
Live Nation Entertainment, Inc. (a)	175,329	3,978,215
Loral Space & Communications Ltd. (a)	15,593	1,232,159
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	206,481
Media General, Inc. Class A (a)(d)	21,745	412,503
Meredith Corp.	34,788	1,628,078
Morningstar, Inc.	26,885	2,249,199
National CineMedia, Inc.	63,847	980,690
News Corp. Class A (a)	570,404	10,455,505
Nexstar Broadcasting Group, Inc. Class A (d)	29,134	1,243,439
Omnicom Group, Inc.	286,890	21,711,835
Radio One, Inc. Class D (non-vtg.) (a)	32,336	160,710
ReachLocal, Inc. (a)(d)	5,194	54,953
Regal Entertainment Group Class A (d)	109,971	2,023,466
Rentrak Corp. (a)	11,595	743,355
RLJ Entertainment, Inc. (a)	17,180	75,592
Saga Communications, Inc. Class A	268	13,108
Salem Communications Corp. Class A	1,732	15,744
Scholastic Corp. (d)	25,364	894,842
Scripps Networks Interactive, Inc. Class A	122,180	9,925,903
SFX Entertainment, Inc. (d)	45,804	393,456
Sinclair Broadcast Group, Inc. Class A	75,746	2,243,597
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,531,458
Sizmek, Inc. (a)	26,444	327,641
Spanish Broadcasting System, Inc. Class A (a)	698	3,015
Starz - Liberty Capital Series A (a)	120,965	3,868,461
The Madison Square Garden Co. Class A (a)	76,074	4,336,979
The McClatchy Co. Class A (a)(d)	60,729	322,471
The New York Times Co. Class A (d)	162,888	2,674,621
The Walt Disney Co.	1,835,422	148,320,452
Time Warner Cable, Inc.	315,166	44,233,548
Time Warner, Inc.	1,015,248	68,153,598
Twenty-First Century Fox, Inc. Class A	2,209,366	74,102,136

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	455,180	$ 39,932,941
World Wrestling Entertainment, Inc. Class A	44,310	1,015,585
		836,930,172
Multiline Retail - 0.6%
Big Lots, Inc. (a)(d)	72,215	2,133,953
Burlington Stores, Inc.	29,361	800,087
Dillard's, Inc. Class A	32,687	3,026,162
Dollar General Corp. (a)	325,481	19,496,312
Dollar Tree, Inc. (a)	232,809	12,750,949
Family Dollar Stores, Inc.	100,910	6,609,605
Fred's, Inc. Class A	41,012	817,369
Gordmans Stores, Inc.	10,233	64,980
J.C. Penney Co., Inc. (a)(d)	341,476	2,485,945
Kohl's Corp. (d)	228,989	12,866,892
Macy's, Inc.	412,775	23,883,162
Nordstrom, Inc. (d)	167,016	10,268,144
Sears Holdings Corp. (a)(d)	47,917	2,144,286
Target Corp.	708,070	44,282,698
The Bon-Ton Stores, Inc. (d)	19,775	214,757
Tuesday Morning Corp. (a)	41,198	644,337
		142,489,638
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,988,124
Abercrombie & Fitch Co. Class A	83,791	3,320,637
Advance Auto Parts, Inc.	81,101	10,329,023
Aeropostale, Inc. (a)(d)	70,783	519,547
America's Car Mart, Inc. (a)(d)	10,422	377,693
American Eagle Outfitters, Inc.	183,756	2,669,975
ANN, Inc. (a)	46,918	1,672,627
Asbury Automotive Group, Inc. (a)	30,567	1,554,026
Ascena Retail Group, Inc. (a)	155,242	2,839,376
AutoNation, Inc. (a)(d)	67,092	3,531,723
AutoZone, Inc. (a)(d)	38,173	20,553,870
Barnes & Noble, Inc. (a)(d)	41,457	794,316
bebe stores, Inc.	66,951	406,393
Bed Bath & Beyond, Inc. (a)(d)	238,027	16,142,991
Best Buy Co., Inc. (d)	298,597	7,951,638
Big 5 Sporting Goods Corp.	16,237	246,478
Body Central Corp. (a)(d)	23,522	73,389
Books-A-Million, Inc. (a)	4,414	9,932
Brown Shoe Co., Inc.	39,452	969,730
Build-A-Bear Workshop, Inc. (a)	4,049	31,339
Cabela's, Inc. Class A (a)(d)	48,135	3,192,313
Cache, Inc. (a)	2,880	15,264
CarMax, Inc. (a)(d)	255,540	12,375,802
Chico's FAS, Inc.	157,246	2,599,276
Christopher & Banks Corp. (a)	22,706	151,222
Citi Trends, Inc. (a)	14,433	236,701
Coldwater Creek, Inc. (a)(d)	13,235	10,363
Conn's, Inc. (a)(d)	26,557	950,741
CST Brands, Inc. (d)	80,048	2,603,961
Destination Maternity Corp.	9,860	278,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)	42,389	$ 241,617
Dick's Sporting Goods, Inc.	112,695	6,048,341
DSW, Inc. Class A	85,923	3,306,317
Express, Inc. (a)(d)	106,219	1,942,746
Finish Line, Inc. Class A	46,538	1,257,457
Five Below, Inc. (a)(d)	50,515	1,946,848
Foot Locker, Inc.	173,316	7,229,010
Francesca's Holdings Corp. (a)(d)	45,454	889,535
GameStop Corp. Class A (d)	126,929	4,735,721
Gap, Inc.	291,066	12,734,138
Genesco, Inc. (a)(d)	32,141	2,386,469
GNC Holdings, Inc.	100,621	4,680,889
Group 1 Automotive, Inc.	20,341	1,357,965
Guess?, Inc. (d)	63,670	1,931,748
Haverty Furniture Companies, Inc.	22,550	657,333
hhgregg, Inc. (a)(d)	15,184	160,799
Hibbett Sports, Inc. (a)(d)	34,547	1,980,580
Home Depot, Inc.	1,576,595	129,328,088
Jos. A. Bank Clothiers, Inc. (a)(d)	27,787	1,725,017
Kirkland's, Inc. (a)	10,699	189,158
L Brands, Inc.	276,125	15,554,121
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,310,638
Lowe's Companies, Inc.	1,177,450	58,907,824
Lumber Liquidators Holdings, Inc. (a)(d)	28,798	3,089,449
MarineMax, Inc. (a)(d)	17,627	253,829
Mattress Firm Holding Corp. (a)(d)	21,081	918,921
Monro Muffler Brake, Inc.	39,787	2,374,090
Murphy U.S.A., Inc. (d)	44,959	1,823,537
New York & Co., Inc. (a)	19,427	86,062
O'Reilly Automotive, Inc. (a)	120,525	18,181,196
Office Depot, Inc. (a)	562,961	2,775,398
Outerwall, Inc. (a)(d)	30,388	2,149,343
Pacific Sunwear of California, Inc. (a)	60,120	171,943
Penske Automotive Group, Inc.	59,093	2,558,136
Perfumania Holdings, Inc. (a)	876	5,475
PetSmart, Inc. (d)	112,024	7,512,329
Pier 1 Imports, Inc.	103,847	1,964,785
RadioShack Corp. (a)(d)	135,907	364,231
Rent-A-Center, Inc. (d)	61,802	1,553,702
Restoration Hardware Holdings, Inc. (a)	26,612	1,802,165
Ross Stores, Inc.	237,822	17,313,442
Sally Beauty Holdings, Inc. (a)	173,033	4,966,047
Sears Hometown & Outlet Stores, Inc. (a)	10,000	231,600
Select Comfort Corp. (a)	68,724	1,241,155
Shoe Carnival, Inc.	12,148	313,904
Signet Jewelers Ltd.	91,119	8,706,420
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	775,930
Stage Stores, Inc.	33,300	659,340
Staples, Inc. (d)	763,388	10,374,443
Stein Mart, Inc.	28,029	380,914
Systemax, Inc. (a)	6,560	77,211

	Shares	Value
The Buckle, Inc. (d)	31,903	$ 1,447,439
The Cato Corp. Class A (sub. vtg.)	30,985	869,749
The Children's Place Retail Stores, Inc.	22,249	1,205,228
The Container Store Group, Inc. (d)	22,029	788,858
The Men's Wearhouse, Inc.	53,679	2,887,393
The Pep Boys - Manny, Moe & Jack (a)	83,764	1,054,589
Tiffany & Co., Inc.	125,464	11,699,518
Tile Shop Holdings, Inc. (a)(d)	33,873	522,322
Tilly's, Inc. (a)	6,806	81,400
TJX Companies, Inc.	803,532	49,385,077
Tractor Supply Co.	152,035	10,727,590
Trans World Entertainment Corp.	2,977	12,444
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	70,571	6,329,513
Urban Outfitters, Inc. (a)	117,805	4,410,619
Vitamin Shoppe, Inc. (a)	37,155	1,738,482
West Marine, Inc. (a)	3,285	40,997
Wet Seal, Inc. Class A (a)	66,930	127,167
Williams-Sonoma, Inc. (d)	104,808	6,104,018
Winmark Corp.	391	30,905
Zale Corp. (a)	43,224	939,258
Zumiez, Inc. (a)	17,893	425,138
		553,351,976
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	42,333	30,484
Carter's, Inc.	59,364	4,471,890
Cherokee, Inc.	20,319	288,936
Coach, Inc.	312,163	15,236,676
Columbia Sportswear Co.	17,213	1,430,228
Crocs, Inc. (a)	99,425	1,514,243
Culp, Inc.	7,038	135,693
Deckers Outdoor Corp. (a)(d)	36,096	2,683,738
Delta Apparel, Inc. (a)	1,905	30,842
Fossil Group, Inc. (a)	55,600	6,388,996
G-III Apparel Group Ltd. (a)	22,660	1,574,643
Hanesbrands, Inc.	122,600	8,984,128
Iconix Brand Group, Inc. (a)(d)	61,164	2,461,239
Joe's Jeans, Inc. (a)(d)	32,503	45,829
Kate Spade & Co. (a)	135,197	4,626,441
lululemon athletica, Inc. (a)(d)	116,534	5,862,826
Michael Kors Holdings Ltd. (a)	198,823	19,490,619
Movado Group, Inc.	22,005	866,337
NIKE, Inc. Class B	832,833	65,210,824
Oxford Industries, Inc. (d)	16,560	1,295,986
Perry Ellis International, Inc. (a)	7,954	110,958
PVH Corp.	91,345	11,548,748
Quiksilver, Inc. (a)(d)	190,833	1,488,497
R.G. Barry Corp.	3,640	67,413
Ralph Lauren Corp.	67,433	10,862,108
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	1,764,922
Steven Madden Ltd. (a)	61,062	2,225,710
Superior Uniform Group, Inc.	859	14,320
The Jones Group, Inc.	74,838	1,118,080
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tumi Holdings, Inc. (a)(d)	57,908	$ 1,283,241
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	88,501	10,013,888
Unifi, Inc. (a)	18,843	466,176
Vera Bradley, Inc. (a)(d)	20,509	543,489
VF Corp.	392,352	22,987,904
Vince Holding Corp.	20,302	548,154
Wolverine World Wide, Inc. (d)	127,356	3,357,104
		211,031,310
TOTAL CONSUMER DISCRETIONARY		3,081,633,533
CONSUMER STAPLES - 8.1%
Beverages - 1.7%
Beam, Inc.	184,801	15,331,091
Boston Beer Co., Inc. Class A (a)(d)	9,413	2,228,528
Brown-Forman Corp. Class B (non-vtg.)	196,483	16,465,275
Coca-Cola Bottling Co. Consolidated	4,325	327,143
Coca-Cola Enterprises, Inc.	270,815	12,749,970
Constellation Brands, Inc. Class A (sub. vtg.) (a)	191,384	15,507,846
Craft Brew Alliance, Inc. (a)	5,908	96,478
Dr. Pepper Snapple Group, Inc.	262,765	13,692,684
MGP Ingredients, Inc.	4,299	24,418
Molson Coors Brewing Co. Class B	177,848	10,107,102
Monster Beverage Corp. (a)	148,866	11,016,084
National Beverage Corp.	7,694	161,882
PepsiCo, Inc.	1,706,814	136,664,597
Primo Water Corp. (a)	8,907	28,859
REED'S, Inc. (a)	1,830	14,091
The Coca-Cola Co.	4,243,924	162,117,897
		396,533,945
Food & Staples Retailing - 1.9%
Andersons, Inc.	24,799	1,359,977
Casey's General Stores, Inc. (d)	41,971	2,874,594
Chefs' Warehouse Holdings (a)(d)	22,894	532,286
Costco Wholesale Corp.	492,638	57,540,118
Crumbs Bake Shop, Inc. (a)(d)	5,760	3,920
CVS Caremark Corp.	1,338,149	97,872,218
Fairway Group Holdings Corp. (d)	15,014	117,109
Fresh Market, Inc. (a)(d)	40,058	1,341,943
Ingles Markets, Inc. Class A	19,385	455,160
Kroger Co.	577,151	24,205,713
Liberator Medical Holdings, Inc. (d)	55,593	250,169
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	284,528
PriceSmart, Inc. (d)	20,999	2,136,228
Rite Aid Corp. (a)	1,003,941	6,615,971
Roundy's, Inc.	18,846	115,714
Safeway, Inc.	286,105	10,714,632

	Shares	Value
Spartan Stores, Inc.	38,681	$ 873,804
Sprouts Farmers Market LLC	59,567	2,324,304
SUPERVALU, Inc. (a)(d)	203,563	1,317,053
Susser Holdings Corp. (a)(d)	23,340	1,413,937
Sysco Corp.	659,822	23,766,788
The Pantry, Inc. (a)	24,320	366,746
United Natural Foods, Inc. (a)(d)	58,263	4,217,076
Village Super Market, Inc. Class A	3,352	91,878
Wal-Mart Stores, Inc.	1,819,358	135,906,043
Walgreen Co.	979,795	66,577,070
Weis Markets, Inc.	10,922	550,906
Whole Foods Market, Inc.	419,062	22,650,301
		466,476,186
Food Products - 1.6%
Alico, Inc.	172	6,529
Annie's, Inc. (a)(d)	13,936	522,321
Archer Daniels Midland Co.	727,236	29,525,782
B&G Foods, Inc. Class A (d)	63,705	1,908,602
Boulder Brands, Inc. (a)(d)	68,009	1,022,855
Bunge Ltd.	173,371	13,802,065
Cal-Maine Foods, Inc.	14,807	778,404
Calavo Growers, Inc.	8,788	273,658
Campbell Soup Co. (d)	196,834	8,524,881
Chiquita Brands International, Inc. (a)	44,016	481,535
Coffee Holding Co., Inc. (a)	3,401	20,848
ConAgra Foods, Inc.	467,264	13,270,298
Darling International, Inc. (a)	198,455	4,004,822
Dean Foods Co. (d)	86,659	1,281,687
Diamond Foods, Inc. (a)(d)	18,346	526,897
Farmer Brothers Co. (a)	3,100	65,348
Flowers Foods, Inc.	226,566	4,660,463
Fresh Del Monte Produce, Inc.	46,236	1,223,405
General Mills, Inc.	696,878	34,864,806
Green Mountain Coffee Roasters, Inc.	147,919	16,238,548
Hillshire Brands Co.	160,546	6,028,502
Hormel Foods Corp.	178,475	8,468,639
Ingredion, Inc.	84,243	5,546,559
J&J Snack Foods Corp.	16,924	1,571,901
John B. Sanfilippo & Son, Inc.	4,594	111,405
Kellogg Co.	293,046	17,784,962
Kraft Foods Group, Inc.	656,547	36,287,353
Lancaster Colony Corp.	21,006	1,894,741
Lifeway Foods, Inc. (d)	1,247	17,907
Limoneira Co. (d)	3,738	78,722
McCormick & Co., Inc. (non-vtg.) (d)	157,258	10,441,931
Mead Johnson Nutrition Co. Class A	221,324	18,048,972
Mondelez International, Inc.	1,965,952	66,901,347
Omega Protein Corp. (a)	32,056	348,449
Pilgrims Pride Corp. (a)	80,459	1,410,446
Pinnacle Foods, Inc.	59,152	1,675,185
Post Holdings, Inc. (a)(d)	36,785	2,101,159
Sanderson Farms, Inc. (d)	23,484	1,804,511
Seaboard Corp. (a)	366	927,821
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Corp. Class A (a)	7,029	$ 212,838
Snyders-Lance, Inc.	57,191	1,549,304
The Hain Celestial Group, Inc. (a)(d)	54,436	4,861,135
The Hershey Co.	166,455	17,614,268
The J.M. Smucker Co.	116,444	11,645,564
Tootsie Roll Industries, Inc. (d)	31,326	911,587
TreeHouse Foods, Inc. (a)(d)	37,174	2,649,019
Tyson Foods, Inc. Class A	316,718	12,494,525
WhiteWave Foods Co. (a)	197,524	5,589,929
		371,982,435
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	255,495
Church & Dwight Co., Inc. (d)	156,776	10,657,632
Clorox Co. (d)	141,939	12,388,436
Colgate-Palmolive Co.	983,245	61,777,283
Energizer Holdings, Inc.	78,749	7,665,428
Harbinger Group, Inc. (a)	38,325	434,989
Kimberly-Clark Corp.	427,756	47,202,875
Oil-Dri Corp. of America	644	21,381
Orchids Paper Products Co.	2,087	70,269
Procter & Gamble Co.	3,041,449	239,240,378
Spectrum Brands Holdings, Inc.	23,337	1,820,519
WD-40 Co.	17,410	1,269,363
		382,804,048
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,849,818
Coty, Inc. Class A (d)	75,823	1,125,972
Cyanotech Corp. (a)	2,300	13,915
Elizabeth Arden, Inc. (a)(d)	31,918	975,733
Estee Lauder Companies, Inc. Class A	291,289	20,052,335
Herbalife Ltd. (d)	102,302	6,813,313
Inter Parfums, Inc.	14,485	486,841
LifeVantage Corp. (a)	61,077	81,232
Mannatech, Inc. (a)	599	10,303
MediFast, Inc. (a)(d)	10,225	269,327
Nature's Sunshine Products, Inc.	2,859	43,199
Nu Skin Enterprises, Inc. Class A (d)	64,351	5,374,596
Nutraceutical International Corp. (a)	4,799	125,686
Revlon, Inc. (a)	13,966	329,737
Star Scientific, Inc. (a)(d)	176,304	156,893
The Female Health Co. (d)	11,731	81,061
USANA Health Sciences, Inc. (a)(d)	12,622	923,552
		44,713,513
Tobacco - 1.1%
Alliance One International, Inc. (a)	89,449	240,618
Altria Group, Inc.	2,227,481	80,768,461
Lorillard, Inc.	400,965	19,671,343
Philip Morris International, Inc.	1,800,078	145,644,311
Reynolds American, Inc.	362,408	18,421,199

	Shares	Value
Universal Corp. (d)	28,408	$ 1,637,721
Vector Group Ltd. (d)	60,093	1,173,616
		267,557,269
TOTAL CONSUMER STAPLES		1,930,067,396
ENERGY - 9.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	74,378	3,524,773
Baker Hughes, Inc.	492,144	31,142,872
Basic Energy Services, Inc. (a)(d)	48,473	1,156,081
Bolt Technology Corp.	7,172	144,229
Bristow Group, Inc.	42,605	3,306,148
C&J Energy Services, Inc. (a)(d)	59,040	1,526,184
Cal Dive International, Inc. (a)(d)	171,858	304,189
Cameron International Corp. (a)	265,398	17,001,396
Carbo Ceramics, Inc. (d)	21,033	2,609,144
Core Laboratories NV (d)	52,255	9,826,553
Dawson Geophysical Co.	7,871	225,898
Diamond Offshore Drilling, Inc. (d)	83,655	3,956,882
Dresser-Rand Group, Inc. (a)	77,752	4,224,266
Dril-Quip, Inc. (a)	43,391	4,667,136
ENGlobal Corp. (a)	5,637	9,132
Ensco PLC Class A	255,890	13,475,167
Era Group, Inc. (a)	20,388	575,961
Exterran Holdings, Inc.	75,471	3,092,047
FMC Technologies, Inc. (a)(d)	260,114	13,068,127
Forbes Energy Services Ltd. (a)	500	2,035
Forum Energy Technologies, Inc. (a)(d)	70,638	1,829,524
Frank's International NV	47,687	1,127,321
Geospace Technologies Corp. (a)(d)	13,736	1,054,513
Global Geophysical Services, Inc. (a)(d)	29,499	41,299
GreenHunter Energy, Inc. (a)(d)	12,193	12,925
Gulf Island Fabrication, Inc.	15,288	320,589
Gulfmark Offshore, Inc. Class A	20,706	982,293
Halliburton Co.	941,615	53,672,055
Helix Energy Solutions Group, Inc. (a)	125,576	2,968,617
Helmerich & Payne, Inc.	118,617	11,713,429
Hercules Offshore, Inc. (a)(d)	189,533	902,177
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,262,446
ION Geophysical Corp. (a)(d)	97,381	396,341
Key Energy Services, Inc. (a)	163,573	1,478,700
Matrix Service Co. (a)	25,723	832,654
McDermott International, Inc. (a)(d)	280,872	2,339,664
Mitcham Industries, Inc. (a)(d)	23,287	335,100
Nabors Industries Ltd.	317,540	7,309,771
National Oilwell Varco, Inc.	469,940	36,204,178
Natural Gas Services Group, Inc. (a)	21,602	702,065
Newpark Resources, Inc. (a)(d)	85,435	950,037
Noble Corp.	280,951	8,723,529
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	272,578
Oceaneering International, Inc.	112,956	8,085,390
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	56,000	$ 5,315,520
Parker Drilling Co. (a)	145,338	1,172,878
Patterson-UTI Energy, Inc.	161,131	4,690,523
PHI, Inc. (non-vtg.) (a)	18,377	738,755
Pioneer Energy Services Corp. (a)	82,168	936,715
RigNet, Inc. (a)	15,376	735,280
Rowan Companies PLC (a)	158,021	5,271,581
RPC, Inc. (d)	65,463	1,205,174
Schlumberger Ltd.	1,469,347	136,649,271
SEACOR Holdings, Inc. (a)(d)	20,388	1,803,522
Superior Energy Services, Inc.	184,941	5,472,404
Synthesis Energy Systems, Inc. (a)	39,903	65,840
Tesco Corp. (a)	36,928	700,524
TETRA Technologies, Inc. (a)(d)	84,417	1,013,004
TGC Industries, Inc.	15,685	100,384
Tidewater, Inc.	61,246	2,983,905
Transocean Ltd. (United States) (d)	380,391	16,128,578
Unit Corp. (a)	53,513	3,285,698
Vantage Drilling Co. (a)(d)	139,486	244,101
Weatherford International Ltd. (a)	878,933	14,651,813
Willbros Group, Inc. (a)	69,552	687,174
		461,208,059
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. (a)(d)	126,005	424,637
Adams Resources & Energy, Inc.	1,804	132,774
Alon U.S.A. Energy, Inc.	48,399	648,063
Alpha Natural Resources, Inc. (a)(d)	236,910	1,272,207
Amyris, Inc. (a)(d)	41,172	188,156
Anadarko Petroleum Corp.	563,338	47,410,526
Antero Resources Corp. (d)	39,714	2,396,343
Apache Corp.	447,726	35,500,195
APCO Oil and Gas International, Inc. (a)	12,221	174,638
Approach Resources, Inc. (a)(d)	29,242	651,219
Arch Coal, Inc. (d)	201,141	917,203
Ardmore Shipping Corp.	12,187	158,187
Athlon Energy, Inc.	38,737	1,439,467
Barnwell Industries, Inc. (a)	2,847	8,142
Bill Barrett Corp. (a)(d)	44,527	1,128,314
BioFuel Energy Corp. (a)(d)	979	2,849
Bonanza Creek Energy, Inc. (a)(d)	35,010	1,749,450
BPZ Energy, Inc. (a)(d)	134,116	276,279
Cabot Oil & Gas Corp.	466,135	16,314,725
Callon Petroleum Co. (a)	41,561	281,368
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,174,484
Ceres, Inc. (a)(d)	15,962	22,826
Cheniere Energy, Inc. (a)	242,824	12,002,790
Chesapeake Energy Corp.	559,542	14,497,733
Chevron Corp.	2,155,381	248,580,091
Cimarex Energy Co.	101,750	11,773,493
Clayton Williams Energy, Inc. (a)(d)	7,754	752,138
Clean Energy Fuels Corp. (a)(d)	67,120	561,794

	Shares	Value
Cloud Peak Energy, Inc. (a)	86,697	$ 1,681,922
Cobalt International Energy, Inc. (a)(d)	333,375	6,427,470
Comstock Resources, Inc.	40,820	806,603
Concho Resources, Inc. (a)	119,921	14,526,031
ConocoPhillips Co.	1,373,787	91,356,836
CONSOL Energy, Inc.	262,364	10,520,796
Contango Oil & Gas Co. (a)	17,251	818,042
Continental Resources, Inc. (a)(d)	57,407	6,861,285
Crosstex Energy, Inc.	45,920	1,911,650
CVR Energy, Inc.	13,732	540,354
Delek U.S. Holdings, Inc.	36,764	1,020,569
Denbury Resources, Inc.	405,461	6,633,342
Devon Energy Corp.	424,771	27,363,748
DHT Holdings, Inc.	9,321	73,077
Diamondback Energy, Inc. (a)(d)	39,731	2,555,895
Double Eagle Petroleum Co. (a)	1,282	2,756
Emerald Oil, Inc. (a)	39,389	301,720
Endeavour International Corp. (a)(d)	50,764	246,713
Energen Corp.	88,384	7,109,609
Energy XXI (Bermuda) Ltd.	78,336	1,814,262
EOG Resources, Inc.	306,748	58,104,206
EPL Oil & Gas, Inc. (a)	50,327	1,514,843
EQT Corp.	165,052	16,883,169
Evolution Petroleum Corp.	6,950	90,350
EXCO Resources, Inc. (d)	234,793	1,225,619
Exxon Mobil Corp.	4,900,564	471,777,296
Forest Oil Corp. (a)	106,451	213,967
FX Energy, Inc. (a)(d)	98,760	370,350
Gasco Energy, Inc. (a)	44	1
Gastar Exploration, Inc. (a)	74,542	475,578
Gevo, Inc. (a)	47,917	65,167
Goodrich Petroleum Corp. (a)(d)	33,339	454,077
Green Plains Renewable Energy, Inc.	14,190	375,042
Gulfport Energy Corp. (a)	95,460	6,309,906
Halcon Resources Corp. (a)(d)	265,422	1,011,258
Harvest Natural Resources, Inc. (a)(d)	51,649	216,926
Hess Corp.	315,050	25,213,452
HollyFrontier Corp.	221,494	10,093,482
Houston American Energy Corp. (a)	36,485	13,514
Hyperdynamics Corp. (a)(d)	33,521	181,684
Isramco, Inc. (a)	123	17,648
James River Coal Co. (a)(d)	58,608	43,370
Jones Energy, Inc.	15,152	236,674
Kinder Morgan Holding Co. LLC	754,230	24,022,226
KiOR, Inc. Class A (a)(d)	22,105	30,947
Kodiak Oil & Gas Corp. (a)	306,801	3,623,320
Kosmos Energy Ltd. (a)	171,095	1,878,623
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,601,665
Lilis Energy, Inc. (a)	8,026	25,683
Lucas Energy, Inc. (a)	9,400	8,756
Magellan Petroleum Corp. (a)	35,895	48,099
Magnum Hunter Resources Corp. (a)(d)	156,521	1,313,211
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	6,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	789,876	$ 26,460,846
Marathon Petroleum Corp.	338,483	28,432,572
Matador Resources Co. (a)(d)	76,387	1,853,149
Midstates Petroleum Co., Inc. (a)(d)	32,166	141,852
Miller Energy Resources, Inc. (a)(d)	32,422	225,009
Murphy Oil Corp.	192,672	11,438,937
Newfield Exploration Co. (a)	142,463	4,016,032
Noble Energy, Inc.	401,847	27,631,000
Northern Oil & Gas, Inc. (a)(d)	93,777	1,305,376
Oasis Petroleum, Inc. (a)(d)	118,000	5,141,260
Occidental Petroleum Corp.	900,060	86,873,791
ONEOK, Inc.	228,616	13,520,350
Pacific Ethanol, Inc. (a)	20,096	274,712
Panhandle Royalty Co. Class A	6,335	234,142
PBF Energy, Inc. Class A	71,419	1,799,759
PDC Energy, Inc. (a)(d)	36,259	2,252,772
Peabody Energy Corp. (d)	287,212	5,043,443
Penn Virginia Corp. (a)(d)	74,899	1,134,720
Petroquest Energy, Inc. (a)(d)	70,948	335,584
Phillips 66 Co.	672,891	50,372,620
Pioneer Natural Resources Co.	158,717	31,930,686
QEP Resources, Inc.	196,867	5,695,362
Quicksilver Resources, Inc. (a)(d)	168,400	550,668
Range Resources Corp.	182,957	15,743,450
Renewable Energy Group, Inc. (a)(d)	19,507	227,647
Rentech, Inc. (a)(d)	218,177	410,173
Resolute Energy Corp. (a)(d)	59,120	550,998
Rex American Resources Corp. (a)	4,837	230,628
Rex Energy Corp. (a)(d)	63,386	1,204,334
Rosetta Resources, Inc. (a)(d)	66,417	2,946,922
Royale Energy, Inc. (a)(d)	36,496	102,919
Sanchez Energy Corp. (a)(d)	43,626	1,299,619
SandRidge Energy, Inc. (a)(d)	475,629	3,067,807
Saratoga Resources, Inc. (a)	16,554	22,513
SemGroup Corp. Class A	56,834	3,826,065
SM Energy Co.	72,684	5,360,445
Solazyme, Inc. (a)(d)	72,848	893,845
Southwestern Energy Co. (a)	393,897	16,283,702
Spectra Energy Corp.	754,745	28,136,894
Stone Energy Corp. (a)(d)	67,092	2,411,286
Swift Energy Co. (a)(d)	41,382	413,820
Synergy Resources Corp. (a)(d)	85,751	908,103
Syntroleum Corp. (a)(d)	15,037	59,998
Targa Resources Corp.	33,055	3,198,402
Teekay Corp.	46,397	2,772,221
Tengasco, Inc. (a)	12,601	5,168
Tesoro Corp.	146,745	7,485,462
The Williams Companies, Inc.	760,127	31,393,245
Triangle Petroleum Corp. (a)(d)	83,126	744,809
U.S. Energy Corp. (a)	13,579	54,316
Ultra Petroleum Corp. (a)(d)	182,633	4,595,046

	Shares	Value
Uranium Energy Corp. (a)(d)	86,698	$ 157,790
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	18,304
VAALCO Energy, Inc. (a)(d)	68,248	454,532
Valero Energy Corp.	604,594	29,008,420
W&T Offshore, Inc. (d)	37,319	562,397
Warren Resources, Inc. (a)	48,923	216,729
Western Refining, Inc. (d)	53,248	1,940,890
Westmoreland Coal Co. (a)	10,233	231,266
Whiting Petroleum Corp. (a)	135,243	9,292,547
World Fuel Services Corp. (d)	89,666	4,036,763
WPX Energy, Inc. (a)(d)	237,040	4,176,645
ZaZa Energy Corp. (a)(d)	19,430	17,872
Zion Oil & Gas, Inc. (a)(d)	27,782	46,118
		1,702,718,718
TOTAL ENERGY		2,163,926,777
FINANCIALS - 16.9%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	10,780,530
Ameriprise Financial, Inc.	216,081	23,550,668
Arlington Asset Investment Corp. (d)	13,562	359,664
Artisan Partners Asset Management, Inc.	18,533	1,170,730
Bank of New York Mellon Corp.	1,292,433	41,357,856
BGC Partners, Inc. Class A	203,183	1,381,644
BlackRock, Inc. Class A	141,863	43,245,517
Calamos Asset Management, Inc. Class A	22,184	264,655
Charles Schwab Corp.	1,285,960	34,090,800
CIFI Corp.	3,896	30,778
Cohen & Steers, Inc. (d)	17,375	656,949
Cowen Group, Inc. Class A (a)	80,174	343,145
Diamond Hill Investment Group, Inc.	1,102	129,320
E*TRADE Financial Corp. (a)	321,912	7,233,363
Eaton Vance Corp. (non-vtg.) (d)	144,041	5,450,511
Evercore Partners, Inc. Class A	40,806	2,270,446
FBR & Co. (a)	11,471	298,246
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	2,968,543
Financial Engines, Inc. (d)	56,540	3,195,075
Franklin Resources, Inc.	453,634	24,156,011
FXCM, Inc. Class A (d)	51,378	865,719
GAMCO Investors, Inc. Class A	6,083	474,839
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	20,051
Goldman Sachs Group, Inc.	469,978	78,227,838
Greenhill & Co., Inc.	23,725	1,263,831
HFF, Inc.	31,822	1,015,122
ICG Group, Inc. (a)	32,808	666,987
Institutional Financial Markets, Inc.	6,881	16,927
INTL FCStone, Inc. (a)(d)	15,053	273,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	497,759	$ 17,073,134
Investment Technology Group, Inc. (a)	55,680	962,150
Janus Capital Group, Inc. (d)	187,399	2,096,995
JMP Group, Inc.	11,989	88,119
KCG Holdings, Inc. Class A	107,133	1,273,811
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	118,910
Legg Mason, Inc.	151,820	6,977,647
LPL Financial	82,901	4,450,126
Manning & Napier, Inc. Class A	3,941	57,893
Medallion Financial Corp.	4,309	62,653
Morgan Stanley	1,549,389	47,721,181
Northern Trust Corp.	250,938	15,520,515
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	186,910
Piper Jaffray Companies (a)(d)	20,940	877,386
Pzena Investment Management, Inc.	4,972	57,476
Raymond James Financial, Inc.	163,719	8,641,089
Safeguard Scientifics, Inc. (a)(d)	26,745	524,469
SEI Investments Co.	167,937	5,637,645
Silvercrest Asset Management Group Class A	6,008	100,994
State Street Corp.	492,071	32,314,303
Stifel Financial Corp. (a)(d)	59,345	2,853,901
SWS Group, Inc. (a)	24,189	197,140
T. Rowe Price Group, Inc.	302,200	24,529,574
TD Ameritrade Holding Corp. (d)	282,750	9,452,333
Teton Advisors, Inc. (a)	106	3,445
U.S. Global Investments, Inc. Class A	7,637	27,340
Virtus Investment Partners, Inc. (a)	8,765	1,622,927
Waddell & Reed Financial, Inc. Class A	84,679	5,902,126
Walter Investment Management Corp. (a)(d)	38,853	992,694
Westwood Holdings Group, Inc.	3,640	207,152
WisdomTree Investments, Inc. (a)(d)	96,770	1,507,677
		478,077,784
Commercial Banks - 3.2%
1st Source Corp.	8,597	268,226
1st United Bancorp, Inc.	20,464	157,573
Access National Corp.	1,270	21,400
ACNB Corp. (d)	3,789	71,006
American National Bankshares, Inc.	2,748	61,720
Ameris Bancorp (a)	34,183	719,210
Ames National Corp.	1,209	26,937
Arrow Financial Corp.	15,818	413,008
Associated Banc-Corp.	184,412	3,077,836
BancFirst Corp.	10,611	583,923
Bancorp, Inc., Delaware (a)(d)	42,844	820,463
BancorpSouth, Inc.	84,413	2,020,003
Bank of Hawaii Corp.	64,151	3,749,626
Bank of Kentucky Financial Corp.	1,699	59,618

	Shares	Value
Bank of Marin Bancorp	2,794	$ 123,579
Bank of the Ozarks, Inc. (d)	37,486	2,377,362
BankUnited, Inc.	103,014	3,448,909
Banner Bank	13,068	518,669
Bar Harbor Bankshares	2,686	102,068
BB&T Corp.	783,604	29,620,231
BBCN Bancorp, Inc.	78,753	1,340,376
BCB Bancorp, Inc.	2,814	37,370
BNC Bancorp	11,700	203,931
BOK Financial Corp.	42,858	2,774,198
Boston Private Financial Holdings, Inc.	85,484	1,114,711
Bridge Bancorp, Inc.	540	14,218
Bridge Capital Holdings (a)	1,107	24,598
Bryn Mawr Bank Corp.	9,420	268,376
BSB Bancorp, Inc. (a)	6,958	117,312
C & F Financial Corp.	1,992	72,907
Camden National Corp.	1,850	69,449
Capital Bank Financial Corp. Series A (a)	112,359	2,584,257
Capital City Bank Group, Inc. (d)	7,146	101,330
CapitalSource, Inc.	244,954	3,600,824
Cardinal Financial Corp. (d)	22,155	381,952
Cascade Bancorp (a)(d)	4,186	20,428
Cathay General Bancorp	87,127	2,213,897
Center Bancorp, Inc.	6,904	128,483
Centerstate Banks of Florida, Inc.	6,387	69,810
Central Pacific Financial Corp.	26,089	514,736
Century Bancorp, Inc. Class A (non-vtg.)	686	24,627
Chemical Financial Corp.	31,417	926,487
CIT Group, Inc.	237,879	11,579,950
Citizens & Northern Corp.	8,777	174,838
City Holding Co.	22,173	981,820
City National Corp.	58,166	4,352,562
CNB Financial Corp., Pennsylvania	7,083	130,398
CoBiz, Inc.	39,972	446,088
Columbia Banking Systems, Inc. (d)	46,707	1,224,658
Comerica, Inc.	197,578	9,519,308
Commerce Bancshares, Inc.	104,098	4,649,017
Community Bank System, Inc. (d)	49,202	1,792,429
Community Trust Bancorp, Inc.	13,652	540,619
CommunityOne Bancorp (a)	6,555	72,171
CU Bancorp (a)	6,814	123,061
Cullen/Frost Bankers, Inc.	71,142	5,310,039
CVB Financial Corp. (d)	84,778	1,319,993
Eagle Bancorp, Inc., Maryland (d)	22,699	777,668
East West Bancorp, Inc.	174,395	6,224,158
Eastern Virginia Bankshares, Inc. (a)	969	6,589
Enterprise Bancorp, Inc.	803	15,458
Enterprise Financial Services Corp.	12,168	227,785
Farmers National Banc Corp. (d)	14,652	109,011
Fidelity Southern Corp.	3,439	49,418
Fifth Third Bancorp	1,058,556	22,965,372
Financial Institutions, Inc.	12,700	279,908
First Bancorp, North Carolina	9,193	168,232
First Bancorp, Puerto Rico (a)	99,750	519,698
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp.	50,381	$ 299,767
First Citizen Bancshares, Inc.	8,410	1,887,120
First Commonwealth Financial Corp. (d)	101,457	864,414
First Community Bancshares, Inc.	8,561	143,397
First Connecticut Bancorp, Inc.	11,897	186,545
First Financial Bancorp, Ohio	59,723	1,017,680
First Financial Bankshares, Inc. (d)	43,848	2,651,927
First Financial Corp., Indiana	8,837	303,904
First Financial Holdings, Inc.	28,877	1,768,427
First Financial Service Corp. (a)	2,521	10,639
First Horizon National Corp.	287,965	3,446,941
First Interstate Bancsystem, Inc.	19,621	508,184
First Merchants Corp.	33,146	709,987
First Midwest Bancorp, Inc., Delaware	83,782	1,396,646
First Niagara Financial Group, Inc.	529,611	4,803,572
First of Long Island Corp.	1,768	68,704
First Republic Bank	143,479	7,456,604
First United Corp. (a)	3,018	23,269
FirstMerit Corp.	204,257	4,240,375
Flushing Financial Corp.	47,044	974,752
FNB Corp., Pennsylvania	179,748	2,191,128
Fulton Financial Corp. (d)	224,854	2,767,953
German American Bancorp, Inc.	4,623	133,697
Glacier Bancorp, Inc. (d)	75,176	2,086,134
Great Southern Bancorp, Inc.	6,815	195,591
Guaranty Bancorp	16,534	233,460
Hampton Roads Bankshares, Inc. (a)	89,921	149,269
Hancock Holding Co.	109,529	3,774,369
Hanmi Financial Corp.	38,186	894,698
Hawthorn Bancshares, Inc.	1,496	19,463
Heartland Financial U.S.A., Inc.	8,878	238,818
Heritage Commerce Corp.	14,712	119,020
Heritage Financial Corp., Washington	12,768	226,377
Heritage Oaks Bancorp (a)	3,340	26,687
Home Bancshares, Inc. (d)	50,202	1,684,779
Home Federal Bancorp, Inc.	9,753	147,173
HomeTrust Bancshares, Inc. (a)(d)	20,129	315,421
Horizon Bancorp Industries	706	15,348
Hudson Valley Holding Corp.	14,551	273,413
Huntington Bancshares, Inc.	933,913	8,900,191
IBERIABANK Corp.	35,645	2,334,748
Independent Bank Corp. (a)	17,111	210,465
Independent Bank Corp., Massachusetts (d)	25,945	954,517
Independent Bank Group, Inc.	2,957	158,909
International Bancshares Corp.	64,813	1,502,365
Intervest Bancshares Corp. Class A (a)	6,160	45,646
Investors Bancorp, Inc.	84,986	2,253,829
KeyCorp	1,064,932	14,025,154
Lakeland Bancorp, Inc.	23,579	266,443
Lakeland Financial Corp.	13,545	514,710

	Shares	Value
M&T Bank Corp.	145,574	$ 16,972,473
Macatawa Bank Corp.	22,839	120,590
MainSource Financial Group, Inc.	13,271	229,190
MB Financial, Inc.	59,673	1,821,817
MBT Financial Corp. (a)	1,548	7,461
Merchants Bancshares, Inc.	5,246	172,803
Metro Bancorp, Inc. (a)	11,557	226,748
Midsouth Bancorp, Inc.	5,240	91,805
National Bank Holdings Corp.	141,292	2,773,562
National Bankshares, Inc.	5,803	208,908
National Penn Bancshares, Inc.	120,787	1,304,500
NBT Bancorp, Inc.	54,895	1,288,935
NewBridge Bancorp (a)	10,719	77,177
North Valley Bancorp (a)	849	19,756
Northrim Bancorp, Inc.	2,935	72,113
OFG Bancorp (d)	40,168	642,688
Old National Bancorp, Indiana	98,018	1,375,193
Old Second Bancorp, Inc. (a)	18,605	92,281
OmniAmerican Bancorp, Inc.	6,877	149,712
Orrstown Financial Services, Inc. (a)	5,669	92,858
Pacific Continental Corp.	3,048	43,983
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	557
PacWest Bancorp (d)	35,627	1,546,212
Park National Corp.	14,135	1,103,378
Park Sterling Corp.	28,617	187,728
Penns Woods Bancorp, Inc.	3,854	176,552
Peoples Bancorp, Inc.	3,334	81,583
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Pinnacle Financial Partners, Inc.	38,294	1,381,648
PNC Financial Services Group, Inc.	621,024	50,787,343
Popular, Inc. (a)	112,654	3,220,778
Preferred Bank, Los Angeles (a)	1,131	27,178
Premier Financial Bancorp, Inc.	115	1,612
PrivateBancorp, Inc.	92,031	2,656,015
Prosperity Bancshares, Inc.	66,890	4,234,806
Regions Financial Corp.	1,653,454	17,592,751
Renasant Corp.	23,910	694,825
Republic Bancorp, Inc., Kentucky Class A	18,205	438,558
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	6,723
S&T Bancorp, Inc.	32,238	743,731
S.Y. Bancorp, Inc.	6,551	195,482
Sandy Spring Bancorp, Inc.	13,803	327,545
Seacoast Banking Corp., Florida (a)	23,091	248,921
Shore Bancshares, Inc. (a)	2,958	28,012
Sierra Bancorp	3,618	59,010
Signature Bank (a)(d)	61,743	8,084,011
Simmons First National Corp. Class A	10,951	390,184
Southside Bancshares, Inc.	13,372	394,875
Southwest Bancorp, Inc., Oklahoma	15,446	271,695
State Bank Financial Corp.	26,469	450,502
Sterling Bancorp	79,121	1,015,914
Sterling Financial Corp.	40,387	1,279,056
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp (a)	15,697	$ 316,608
Sun Bancorp, Inc., New Jersey (a)	48,802	169,831
SunTrust Banks, Inc.	625,274	23,560,324
Susquehanna Bancshares, Inc.	215,524	2,357,833
SVB Financial Group (a)	57,220	7,204,570
Synovus Financial Corp.	1,042,950	3,629,466
Taylor Capital Group, Inc. (a)(d)	9,976	235,434
TCF Financial Corp.	219,604	3,540,016
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,800,394
The First Bancorp, Inc.	2,896	47,408
Tompkins Financial Corp.	8,812	426,589
TowneBank (d)	18,594	278,352
Trico Bancshares	12,062	301,429
Trustmark Corp.	94,171	2,272,346
U.S. Bancorp	2,044,982	84,130,559
UMB Financial Corp.	45,063	2,809,227
Umpqua Holdings Corp. (d)	115,463	2,051,778
Union First Market Bankshares Corp.	44,561	1,127,393
United Bankshares, Inc., West Virginia	83,407	2,454,668
United Community Banks, Inc., Georgia (a)	43,617	727,968
Univest Corp. of Pennsylvania	10,023	193,143
Valley National Bancorp (d)	229,522	2,313,582
ViewPoint Financial Group (d)	43,399	1,084,975
Washington Banking Co., Oak Harbor	5,615	103,428
Washington Trust Bancorp, Inc.	15,489	545,058
Webster Financial Corp.	106,126	3,286,722
Wells Fargo & Co.	5,376,048	249,556,148
WesBanco, Inc.	28,002	834,740
West Bancorp., Inc.	1,202	17,850
Westamerica Bancorp. (d)	28,148	1,415,281
Westbury Bancorp, Inc.	4,860	69,984
Western Alliance Bancorp. (a)	80,481	1,863,940
Wilshire Bancorp, Inc.	52,255	530,388
Wintrust Financial Corp.	46,573	2,155,398
Zions Bancorporation	204,129	6,368,825
		754,122,322
Consumer Finance - 0.8%
American Express Co.	1,031,844	94,186,720
Asta Funding, Inc. (a)	4,468	37,531
Atlanticus Holdings Corp. (a)(d)	35,598	88,995
Capital One Financial Corp.	637,759	46,830,643
Cash America International, Inc. (d)	29,387	1,176,068
Consumer Portfolio Services, Inc. (a)	11,930	92,935
Credit Acceptance Corp. (a)	13,731	1,896,800
DFC Global Corp. (a)(d)	43,285	356,236
Discover Financial Services	556,489	31,931,339
Encore Capital Group, Inc. (a)(d)	29,815	1,449,605
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	814,370
First Cash Financial Services, Inc. (a)(d)	35,415	1,870,974
First Marblehead Corp. (a)	5,188	36,368

	Shares	Value
Green Dot Corp. Class A (a)(d)	44,284	$ 892,323
Imperial Holdings, Inc. (a)	16,708	91,393
Nelnet, Inc. Class A	22,213	891,186
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,744,255
Regional Management Corp. (a)	4,032	121,686
SLM Corp.	493,468	11,813,624
Springleaf Holdings, Inc.	37,440	1,054,685
World Acceptance Corp. (a)(d)	15,268	1,463,438
		199,841,174
Diversified Financial Services - 4.1%
Bank of America Corp.	11,910,171	196,875,127
Berkshire Hathaway, Inc. Class B (a)	2,023,147	234,239,960
CBOE Holdings, Inc.	109,590	5,921,148
Citigroup, Inc.	3,393,491	165,025,467
CME Group, Inc.	350,475	25,872,065
Gain Capital Holdings, Inc. (d)	15,735	162,385
ING U.S., Inc.	147,495	5,290,646
Interactive Brokers Group, Inc.	43,141	959,456
IntercontinentalExchange Group, Inc.	128,718	26,881,467
JPMorgan Chase & Co.	4,206,498	239,013,216
Leucadia National Corp.	370,953	10,364,427
Life Partners Holdings, Inc.	18,668	44,990
MarketAxess Holdings, Inc.	47,067	2,778,836
Marlin Business Services Corp.	13,319	286,359
McGraw Hill Financial, Inc.	303,994	24,216,162
MicroFinancial, Inc.	86	699
Moody's Corp.	212,214	16,764,906
MSCI, Inc. Class A (a)(d)	147,156	6,432,189
NewStar Financial, Inc. (a)	27,065	416,260
PHH Corp. (a)	72,291	1,881,735
PICO Holdings, Inc. (a)	22,896	574,919
Resource America, Inc. Class A	2,362	22,345
The NASDAQ OMX Group, Inc.	124,702	4,787,310
Vector Capital Corp. rights (a)	4,280	0
		968,812,074
Insurance - 3.1%
ACE Ltd.	376,274	36,825,936
AFLAC, Inc.	511,414	32,771,409
Alleghany Corp. (a)	18,948	7,304,454
Allied World Assurance Co. Holdings Ltd. (d)	33,827	3,373,228
Allstate Corp.	503,599	27,325,282
AMBAC Financial Group, Inc. (a)	43,974	1,519,741
American Equity Investment Life Holding Co. (d)	83,986	1,835,934
American Financial Group, Inc.	76,865	4,393,603
American International Group, Inc.	1,647,284	81,985,325
American National Insurance Co.	11,975	1,359,043
Amerisafe, Inc.	28,834	1,255,432
Amtrust Financial Services, Inc. (d)	37,933	1,433,867
Aon PLC	335,975	28,759,460
Arch Capital Group Ltd. (a)(d)	141,774	7,956,357
Argo Group International Holdings, Ltd.	32,771	1,446,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	138,329	$ 6,390,800
Aspen Insurance Holdings Ltd.	68,795	2,583,940
Assurant, Inc.	95,115	6,242,397
Assured Guaranty Ltd.	183,926	4,515,383
Axis Capital Holdings Ltd.	130,874	5,754,530
Baldwin & Lyons, Inc. Class B	5,084	130,710
Brown & Brown, Inc.	116,705	3,512,821
Cincinnati Financial Corp.	161,273	7,560,478
Citizens, Inc. Class A (a)(d)	31,937	234,418
CNA Financial Corp.	65,754	2,728,133
CNO Financial Group, Inc.	273,436	4,992,941
Crawford & Co. Class B	10,464	88,630
Donegal Group, Inc. Class A	4,528	63,890
eHealth, Inc. (a)	26,343	1,264,464
EMC Insurance Group	5,816	177,388
Employers Holdings, Inc.	36,335	714,709
Endurance Specialty Holdings Ltd. (d)	45,122	2,352,661
Enstar Group Ltd. (a)	11,576	1,449,084
Erie Indemnity Co. Class A	26,259	1,905,878
Everest Re Group Ltd. (d)	51,436	7,676,309
FBL Financial Group, Inc. Class A	12,986	543,334
Federated National Holding Co.	1,278	20,295
Fidelity National Financial, Inc. Class A	297,669	9,840,937
First Acceptance Corp. (a)	4,055	10,543
First American Financial Corp.	131,076	3,531,187
Fortegra Financial Corp. (a)	10,670	74,583
Genworth Financial, Inc. Class A (a)	560,876	8,716,013
Global Indemnity PLC (a)	13,709	357,531
Greenlight Capital Re, Ltd. (a)	23,762	747,315
Hallmark Financial Services, Inc. (a)	10,337	87,554
Hanover Insurance Group, Inc.	48,173	2,834,499
Hartford Financial Services Group, Inc.	470,637	16,561,716
HCC Insurance Holdings, Inc.	116,739	5,124,842
HCI Group, Inc.	9,511	460,523
Health Insurance Innovations (d)	4,900	61,691
Hilltop Holdings, Inc. (a)	68,910	1,688,984
Horace Mann Educators Corp.	37,921	1,084,920
Independence Holding Co.	16,014	218,271
Infinity Property & Casualty Corp.	13,372	986,185
Investors Title Co.	1,086	83,535
Kansas City Life Insurance Co.	2,863	140,860
Kemper Corp.	58,114	2,253,661
Lincoln National Corp.	307,008	15,390,311
Loews Corp.	371,316	16,144,820
Maiden Holdings Ltd.	73,970	830,683
Markel Corp. (a)(d)	16,654	9,626,012
Marsh & McLennan Companies, Inc.	616,601	29,695,504
MBIA, Inc. (a)(d)	228,577	3,097,218
Meadowbrook Insurance Group, Inc. (d)	46,791	251,268
Mercury General Corp.	42,960	1,946,088
MetLife, Inc.	1,257,264	63,705,567

	Shares	Value
Montpelier Re Holdings Ltd. (d)	62,043	$ 1,768,846
National Interstate Corp.	9,042	273,701
National Western Life Insurance Co. Class A	2,078	469,732
Navigators Group, Inc. (a)	15,156	918,757
Old Republic International Corp.	306,111	4,763,087
OneBeacon Insurance Group Ltd.	20,572	337,381
PartnerRe Ltd.	64,815	6,408,907
Phoenix Companies, Inc. (a)(d)	3,067	156,816
Platinum Underwriters Holdings Ltd.	32,909	1,929,126
Primerica, Inc.	51,420	2,304,644
Principal Financial Group, Inc.	298,650	13,543,778
ProAssurance Corp.	69,301	3,150,423
Progressive Corp.	598,738	14,663,094
Protective Life Corp.	78,222	4,078,495
Prudential Financial, Inc.	510,495	43,177,667
Reinsurance Group of America, Inc.	80,713	6,214,094
RenaissanceRe Holdings Ltd.	56,754	5,420,575
RLI Corp.	34,126	1,471,854
Safety Insurance Group, Inc.	14,899	831,811
Selective Insurance Group, Inc.	57,017	1,313,672
StanCorp Financial Group, Inc. (d)	52,960	3,504,893
State Auto Financial Corp.	6,222	124,564
Stewart Information Services Corp. (d)	21,434	792,629
Symetra Financial Corp.	109,204	2,151,319
The Chubb Corp.	278,385	24,353,120
The Travelers Companies, Inc.	393,876	33,022,564
Third Point Reinsurance Ltd. (d)	28,985	434,775
Torchmark Corp.	96,240	7,459,562
Tower Group International Ltd. (d)	63,927	176,439
United Fire Group, Inc.	20,054	581,165
Universal Insurance Holdings, Inc.	22,997	307,240
Unum Group	290,729	10,111,555
Validus Holdings Ltd.	125,147	4,606,661
W.R. Berkley Corp.	118,696	4,895,023
White Mountains Insurance Group Ltd.	7,023	4,070,250
Willis Group Holdings PLC (d)	207,878	8,556,258
XL Group PLC Class A	291,212	8,852,845
		723,198,919
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust (SBI) (d)	57,067	1,509,422
AG Mortgage Investment Trust, Inc. (d)	18,957	347,671
Agree Realty Corp.	17,794	546,988
Alexanders, Inc.	2,701	1,012,092
Alexandria Real Estate Equities, Inc.	78,887	5,715,363
Altisource Residential Corp. Class B	60,332	1,724,289
American Assets Trust, Inc.	36,114	1,194,290
American Campus Communities, Inc.	134,876	4,982,319
American Capital Agency Corp.	420,086	9,363,717
American Capital Mortgage Investment Corp.	52,567	1,060,276
American Homes 4 Rent Class A	82,136	1,345,388
American Realty Capital Properties, Inc.	634,113	9,315,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Residential Properties, Inc. (a)(d)	15,232	$ 277,222
American Tower Corp.	436,451	35,557,663
AmREIT, Inc. Class B	18,007	312,241
Annaly Capital Management, Inc. (d)	1,072,997	11,996,106
Anworth Mortgage Asset Corp.	251,516	1,302,853
Apartment Investment & Management Co. Class A	137,319	4,104,465
Apollo Commercial Real Estate Finance, Inc.	34,660	580,208
Apollo Residential Mortgage, Inc.	29,321	511,358
Arbor Realty Trust, Inc.	31,767	217,922
Ares Commercial Real Estate Corp.	39,618	538,409
Armada Hoffler Properties, Inc.	18,404	180,175
Armour Residential REIT, Inc.	489,690	2,100,770
Ashford Hospitality Prime, Inc.	13,979	234,148
Ashford Hospitality Trust, Inc.	69,895	781,426
Associated Estates Realty Corp. (d)	60,888	1,041,185
AvalonBay Communities, Inc.	132,936	17,144,756
Aviv REIT, Inc. (d)	12,625	320,170
BioMed Realty Trust, Inc.	232,867	4,815,690
Blackstone Mortgage Trust, Inc. (d)	31,861	923,013
Boston Properties, Inc.	173,248	19,478,273
Brandywine Realty Trust (SBI) (d)	189,114	2,770,520
BRE Properties, Inc.	90,165	5,569,492
Brixmor Property Group, Inc. (d)	46,627	1,029,524
BRT Realty Trust (a)	5,568	39,700
Camden Property Trust (SBI)	107,447	7,166,715
Campus Crest Communities, Inc. (d)	55,980	463,514
Capstead Mortgage Corp. (d)	97,016	1,250,536
CBL & Associates Properties, Inc.	198,768	3,536,083
Cedar Shopping Centers, Inc.	59,877	368,244
Chambers Street Properties (d)	312,279	2,470,127
Chatham Lodging Trust	26,521	553,493
Chesapeake Lodging Trust	44,367	1,155,760
Chimera Investment Corp.	1,225,514	3,909,390
Colony Financial, Inc.	80,404	1,815,522
Columbia Property Trust, Inc. (d)	148,227	3,933,945
CommonWealth REIT	127,873	3,471,752
Coresite Realty Corp.	24,333	757,730
Corporate Office Properties Trust (SBI)	106,736	2,846,649
Corrections Corp. of America (d)	120,697	4,025,245
Cousins Properties, Inc.	234,370	2,706,974
CubeSmart (d)	141,018	2,469,225
CyrusOne, Inc.	16,200	359,964
CYS Investments, Inc. (d)	197,203	1,735,386
DCT Industrial Trust, Inc.	349,621	2,768,998
DDR Corp.	308,138	5,121,254
DiamondRock Hospitality Co.	202,906	2,560,674
Digital Realty Trust, Inc. (d)	143,555	7,774,939
Douglas Emmett, Inc.	131,928	3,552,821

	Shares	Value
Duke Realty LP	350,539	$ 5,889,055
DuPont Fabros Technology, Inc. (d)	100,616	2,672,361
EastGroup Properties, Inc. (d)	28,464	1,765,907
Education Realty Trust, Inc.	122,580	1,155,929
Ellington Residential Mortgage REIT	7,146	120,982
Empire State Realty Trust, Inc.	146,821	2,249,298
EPR Properties	65,817	3,505,413
Equity Lifestyle Properties, Inc.	92,610	3,727,553
Equity One, Inc. (d)	85,144	1,975,341
Equity Residential (SBI)	375,538	21,957,707
Essex Property Trust, Inc.	38,906	6,507,029
Excel Trust, Inc.	44,534	558,011
Extra Space Storage, Inc.	137,773	6,764,654
Federal Realty Investment Trust (SBI) (d)	65,716	7,314,848
FelCor Lodging Trust, Inc.	200,216	1,743,881
First Industrial Realty Trust, Inc. (d)	100,981	1,942,874
First Potomac Realty Trust	64,690	820,269
Five Oaks Investment Corp.	4,880	55,144
Franklin Street Properties Corp.	99,285	1,243,048
Gaming & Leisure Properties	93,984	3,578,911
General Growth Properties, Inc.	597,700	13,161,354
Getty Realty Corp.	23,628	454,603
Gladstone Commercial Corp.	10,709	186,337
Glimcher Realty Trust	157,267	1,530,208
Government Properties Income Trust	51,672	1,287,150
Gramercy Property Trust, Inc. (a)	85,386	495,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	210,235
Hatteras Financial Corp.	121,103	2,388,151
HCP, Inc.	513,882	19,923,205
Health Care REIT, Inc.	319,414	18,762,378
Healthcare Realty Trust, Inc.	119,232	2,857,991
Healthcare Trust of America, Inc. (d)	307,681	3,455,258
Hersha Hospitality Trust	166,640	936,517
Highwoods Properties, Inc. (SBI) (d)	89,662	3,381,154
Home Properties, Inc. (d)	74,137	4,369,635
Hospitality Properties Trust (SBI)	164,136	4,349,604
Host Hotels & Resorts, Inc.	818,486	16,099,620
Hudson Pacific Properties, Inc.	49,472	1,128,456
Inland Real Estate Corp.	85,277	913,317
Invesco Mortgage Capital, Inc.	135,801	2,285,531
Investors Real Estate Trust	102,538	900,284
iStar Financial, Inc. (a)(d)	71,516	1,108,498
JAVELIN Mortgage Investment Corp. (d)	12,977	188,167
Kilroy Realty Corp. (d)	91,661	5,272,341
Kimco Realty Corp.	418,673	9,319,661
Kite Realty Group Trust	133,192	823,127
LaSalle Hotel Properties (SBI) (d)	107,841	3,379,737
Lexington Corporate Properties Trust (d)	259,496	2,960,849
Liberty Property Trust (SBI) (d)	176,490	6,752,507
LTC Properties, Inc.	32,625	1,229,310
Mack-Cali Realty Corp.	122,465	2,724,846
Medical Properties Trust, Inc.	160,702	2,119,659
MFA Financial, Inc.	486,658	3,825,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. (d)	78,844	$ 5,333,008
Monmouth Real Estate Investment Corp. Class A	35,864	347,164
National Health Investors, Inc.	34,486	2,127,786
National Retail Properties, Inc. (d)	132,178	4,743,868
New York Mortgage Trust, Inc. (d)	61,040	471,839
NorthStar Realty Finance Corp.	317,869	4,930,148
Omega Healthcare Investors, Inc. (d)	127,635	4,079,215
One Liberty Properties, Inc.	11,261	246,841
Parkway Properties, Inc.	64,262	1,184,349
Pebblebrook Hotel Trust	72,830	2,420,869
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,118,696
PennyMac Mortgage Investment Trust	70,569	1,716,238
Physicians Realty Trust	13,134	175,864
Piedmont Office Realty Trust, Inc. Class A	174,747	3,019,628
Plum Creek Timber Co., Inc.	200,436	8,676,874
PMC Commercial Trust	8,500	81,430
Post Properties, Inc.	73,877	3,585,251
Potlatch Corp.	43,845	1,738,016
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,649,403
PS Business Parks, Inc.	26,075	2,190,822
Public Storage	159,990	27,038,310
QTS Realty Trust, Inc. Class A	15,035	384,295
RAIT Financial Trust (d)	83,839	696,702
Ramco-Gershenson Properties Trust (SBI) (d)	70,480	1,177,016
Rayonier, Inc.	140,834	6,631,873
Realty Income Corp.	238,560	10,596,835
Redwood Trust, Inc.	89,769	1,804,357
Regency Centers Corp.	116,777	5,928,768
Resource Capital Corp.	118,128	688,686
Retail Opportunity Investments Corp.	70,350	1,043,291
Retail Properties America, Inc.	250,044	3,485,613
Rexford Industrial Realty, Inc.	19,146	271,682
RLJ Lodging Trust	133,852	3,478,813
Rouse Properties, Inc. (d)	34,930	653,890
Ryman Hospitality Properties, Inc. (d)	49,860	2,103,593
Sabra Health Care REIT, Inc. (d)	44,632	1,270,673
Saul Centers, Inc.	14,444	671,213
Select Income (REIT)	38,717	1,128,601
Senior Housing Properties Trust (SBI)	240,030	5,352,669
Silver Bay Realty Trust Corp.	47,769	748,540
Simon Property Group, Inc.	342,693	55,272,954
SL Green Realty Corp. (d)	129,295	12,842,872
SoTHERLY Hotels, Inc.	2,721	16,789
Sovran Self Storage, Inc.	33,865	2,505,671
Spirit Realty Capital, Inc.	431,927	4,716,643
Stag Industrial, Inc.	38,576	899,207
Starwood Property Trust, Inc. (d)	220,370	5,293,287

	Shares	Value
Starwood Waypoint Residential (a)	44,074	$ 1,194,846
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	3,344,462
Summit Hotel Properties, Inc.	86,907	803,021
Sun Communities, Inc. (d)	36,167	1,665,852
Sunstone Hotel Investors, Inc.	192,214	2,598,733
Supertel Hospitality, Inc., Maryland (a)	703	1,758
Tanger Factory Outlet Centers, Inc. (d)	110,651	3,796,436
Taubman Centers, Inc. (d)	65,656	4,625,465
Terreno Realty Corp.	21,026	392,766
The Geo Group, Inc.	86,331	2,782,448
The Macerich Co.	163,662	9,840,996
Two Harbors Investment Corp.	449,289	4,663,620
UDR, Inc.	279,578	7,215,908
UMH Properties, Inc.	10,346	95,907
Universal Health Realty Income Trust (SBI)	13,491	574,447
Urstadt Biddle Properties, Inc. Class A	26,585	521,332
Ventas, Inc.	330,294	20,620,254
Vornado Realty Trust	190,771	18,369,340
Washington REIT (SBI)	61,934	1,557,640
Weingarten Realty Investors (SBI)	108,015	3,294,458
Western Asset Mortgage Capital Corp. (d)	19,742	325,151
Weyerhaeuser Co.	648,424	19,134,992
Whitestone REIT Class B	2,558	36,784
Winthrop Realty Trust	32,907	383,037
WP Carey, Inc.	66,643	4,233,163
ZAIS Financial Corp. (d)	6,000	104,460
		771,771,510
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	43,253	1,800,190
Altisource Portfolio Solutions SA	18,423	1,812,455
American Spectrum Realty, Inc. (a)	1,984	2,778
AV Homes, Inc. (a)(d)	12,051	238,007
CBRE Group, Inc. (a)	310,765	8,685,882
Consolidated-Tomoka Land Co.	2,432	86,482
Forest City Enterprises, Inc. Class A (a)(d)	164,146	3,197,564
Forestar Group, Inc. (a)(d)	38,487	725,865
Gladstone Land Corp.	8,000	102,400
Howard Hughes Corp. (a)	34,443	4,754,167
Jones Lang LaSalle, Inc.	53,062	6,537,238
Kennedy-Wilson Holdings, Inc.	81,481	2,061,469
Maui Land & Pineapple, Inc. (a)(d)	31,310	194,435
RE/MAX Holdings, Inc.	10,289	315,049
Realogy Holdings Corp. (a)(d)	174,285	8,271,566
Tejon Ranch Co. (a)	11,342	402,074
The St. Joe Co. (a)(d)	111,664	2,158,465
Transcontinental Realty Investors, Inc. (a)	20,697	327,013
ZipRealty, Inc. (a)	19,987	94,738
		41,767,837
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	69,632	953,958
Banc of California, Inc.	4,303	55,035
Bank Mutual Corp.	56,001	370,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	19,300	$ 192,614
BBX Capital Corp. (a)	18,261	353,168
Beneficial Mutual Bancorp, Inc. (a)	37,525	451,801
Berkshire Hills Bancorp, Inc.	20,197	507,551
BofI Holding, Inc. (a)(d)	11,427	1,063,854
Brookline Bancorp, Inc., Delaware	86,924	793,616
Camco Financial Corp. (a)(d)	10,386	62,835
Cape Bancorp, Inc.	2,611	27,755
Capitol Federal Financial, Inc.	194,739	2,366,079
Charter Financial Corp.	1,496	15,753
Chicopee Bancorp, Inc.	1,816	32,470
Clifton Savings Bancorp, Inc.	15,589	205,307
Dime Community Bancshares, Inc.	51,879	871,567
Doral Financial Corp. (a)	7,972	91,678
ESB Financial Corp.	9,498	124,519
ESSA Bancorp, Inc.	4,298	48,267
Essent Group Ltd.	38,008	881,786
EverBank Financial Corp.	121,901	2,184,466
Farmer Mac Class C (non-vtg.)	8,894	279,805
First Defiance Financial Corp.	6,145	170,032
First Financial Northwest, Inc.	2,197	22,717
Flagstar Bancorp, Inc. (a)	37,206	823,741
Fox Chase Bancorp, Inc.	14,307	245,222
Franklin Financial Corp./VA (a)	16,347	323,671
HF Financial Corp.	2,735	36,321
Hingham Institution for Savings	1,505	117,842
Home Loan Servicing Solutions Ltd. (d)	65,442	1,342,870
HomeStreet, Inc.	7,892	148,685
Hudson City Bancorp, Inc.	532,335	5,057,183
IF Bancorp, Inc.	3,112	51,192
Impac Mortgage Holdings, Inc. (a)(d)	5,393	37,751
Kearny Financial Corp. (a)	2,196	27,626
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	18,150
MGIC Investment Corp. (a)(d)	403,619	3,616,426
NASB Financial, Inc.	1,203	30,484
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	530,386
New York Community Bancorp, Inc. (d)	541,088	8,646,586
Northfield Bancorp, Inc.	23,534	297,940
Northwest Bancshares, Inc.	92,094	1,321,549
OceanFirst Financial Corp.	5,851	110,467
Ocwen Financial Corp. (a)	133,402	4,994,571
Oritani Financial Corp.	41,599	651,440
PennyMac Financial Services, Inc.	12,245	211,716
People's United Financial, Inc.	329,770	4,672,841
Peoples Federal Bancshares, Inc.	1,156	20,739
Poage Bankshares, Inc.	2,365	32,661
Provident Financial Holdings, Inc.	3,066	47,124
Provident Financial Services, Inc.	56,391	1,046,617
Radian Group, Inc.	200,792	3,122,316
Riverview Bancorp, Inc. (a)	6,875	23,238

	Shares	Value
Rockville Financial, Inc.	26,525	$ 349,334
Security National Financial Corp. Class A	10,153	39,495
Simplicity Bancorp, Inc.	10,338	182,362
Territorial Bancorp, Inc.	13,244	294,017
TFS Financial Corp. (a)	149,374	1,765,601
Timberland Bancorp, Inc.	5,034	53,813
Tree.com, Inc. (a)	3,275	110,728
Trustco Bank Corp., New York	86,500	584,740
United Community Financial Corp. (a)	29,429	109,182
United Financial Bancorp, Inc.	9,158	161,272
Walker & Dunlop, Inc. (a)	10,954	184,356
Washington Federal, Inc.	113,789	2,551,149
Westfield Financial, Inc.	28,907	219,404
WSFS Financial Corp.	10,396	741,131
		57,161,829
TOTAL FINANCIALS		3,994,753,449
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Aastrom Biosciences, Inc. (a)	3,923	13,221
ACADIA Pharmaceuticals, Inc. (a)(d)	82,586	2,337,184
Acceleron Pharma, Inc. (d)	12,418	582,777
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	253,904
Acorda Therapeutics, Inc. (a)	40,293	1,476,336
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	1,534,759
Agenus, Inc. (a)(d)	22,142	108,274
Agios Pharmaceuticals, Inc. (d)	7,262	227,010
Alexion Pharmaceuticals, Inc. (a)	219,098	38,736,526
Alkermes PLC (a)(d)	151,179	7,357,882
Alnylam Pharmaceuticals, Inc. (a)(d)	62,752	5,097,972
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	651,337
Amgen, Inc.	847,536	105,111,415
Amicus Therapeutics, Inc. (a)(d)	25,384	63,968
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	535,515
Anthera Pharmaceuticals, Inc. (a)	5,648	16,718
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,695,777
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	1,679,482
ArQule, Inc. (a)	65,290	146,903
Array BioPharma, Inc. (a)(d)	101,050	487,061
Arrowhead Research Corp. (a)	20,335	395,312
Athersys, Inc. (a)(d)	49,216	186,036
AVEO Pharmaceuticals, Inc. (a)	43,200	80,784
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	934,393
Biogen Idec, Inc. (a)	265,622	90,492,103
BioMarin Pharmaceutical, Inc. (a)	169,338	13,716,378
Biospecifics Technologies Corp. (a)	1,441	34,195
Biota Pharmaceuticals, Inc. (a)	5,848	38,714
BioTime, Inc. (a)(d)	32,076	115,153
Bluebird Bio, Inc. (d)	7,366	187,833
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	58,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cel-Sci Corp. (a)(d)	28,340	$ 31,457
Celgene Corp. (a)	463,123	74,447,022
Cell Therapeutics, Inc. (a)(d)	129,276	497,713
Celldex Therapeutics, Inc. (a)(d)	107,399	3,138,199
Cellular Dynamics International, Inc. (d)	4,597	68,449
Celsion Corp. (a)	10,682	39,844
Cepheid, Inc. (a)(d)	80,169	4,301,869
Chelsea Therapeutics International Ltd. (a)(d)	75,408	430,580
ChemoCentryx, Inc. (a)(d)	15,137	115,041
Chimerix, Inc.	17,212	344,240
Cleveland Biolabs, Inc. (a)	35,489	24,945
Clovis Oncology, Inc. (a)	39,949	3,180,739
Codexis, Inc. (a)	21,294	39,607
Conatus Pharmaceuticals, Inc. (d)	7,362	82,602
Coronado Biosciences, Inc. (a)(d)	18,457	52,418
Cubist Pharmaceuticals, Inc. (a)(d)	78,426	6,236,436
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	210,627
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	44,733
Cytokinetics, Inc. (a)	26,522	261,242
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)	25,756	152,476
DARA BioSciences, Inc. (a)	1,702	4,970
Dendreon Corp. (a)(d)	131,169	377,767
Discovery Laboratories, Inc. (a)	38,893	102,678
Durata Therapeutics, Inc. (a)(d)	10,654	146,066
Dyax Corp. (a)(d)	146,558	1,417,216
Dynavax Technologies Corp. (a)(d)	275,972	513,308
Emergent BioSolutions, Inc. (a)	25,651	634,606
Enanta Pharmaceuticals, Inc. (d)	3,858	142,129
EntreMed, Inc. (a)	289	555
Enzon Pharmaceuticals, Inc.	43,430	41,693
Epizyme, Inc.	4,503	134,640
Esperion Therapeutics, Inc. (d)	6,156	95,726
Exact Sciences Corp. (a)(d)	79,977	1,075,691
Exelixis, Inc. (a)(d)	160,939	1,136,229
Foundation Medicine, Inc. (d)	12,644	450,506
Galectin Therapeutics, Inc. (a)(d)	13,518	227,913
Galena Biopharma, Inc. (a)(d)	133,911	528,948
Genomic Health, Inc. (a)(d)	18,393	485,759
GenVec, Inc. (a)	8,140	29,223
Geron Corp. (a)(d)	128,101	609,120
Gilead Sciences, Inc. (a)(d)	1,722,310	142,590,045
GTx, Inc. (a)(d)	19,627	33,366
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,585,435
Harvard Apparatus (a)	3,080	15,585
Heat Biologics, Inc. (d)	3,136	23,144
Hemispherx Biopharma, Inc. (a)	130,774	51,133
Hyperion Therapeutics, Inc. (a)(d)	5,781	179,211
iBio, Inc. (a)	40,361	21,783

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	141,515	$ 965,132
Idera Pharmaceuticals, Inc. (a)	80,821	467,954
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	57,015
ImmunoGen, Inc. (a)(d)	90,051	1,476,836
Immunomedics, Inc. (a)(d)	54,782	259,667
Incyte Corp. (a)(d)	167,261	10,748,192
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	644,871
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	577,082
Insmed, Inc. (a)(d)	32,411	648,544
Insys Therapeutics, Inc. (a)(d)	4,354	292,937
Intercept Pharmaceuticals, Inc. (a)	12,590	5,168,195
InterMune, Inc. (a)	93,683	2,814,237
Intrexon Corp. (d)	13,260	344,495
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,177,501
Isis Pharmaceuticals, Inc. (a)(d)	138,050	7,040,550
IsoRay, Inc. (a)(d)	31,040	24,366
Karyopharm Therapeutics, Inc.	6,103	244,974
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,692,280
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	680,541
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	863,401
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,605,436
Lpath, Inc. (a)	7,871	36,521
Macrogenics, Inc.	4,799	167,965
MannKind Corp. (a)(d)	286,250	1,771,888
Mast Therapeutics, Inc. (a)	29,390	24,394
Medgenics, Inc. (a)(d)	4,479	38,654
Medivation, Inc. (a)(d)	85,572	6,153,483
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	477,896
Metabolix, Inc. (a)(d)	41,636	53,294
MiMedx Group, Inc. (a)	79,098	565,551
Momenta Pharmaceuticals, Inc. (a)	43,036	636,933
Myriad Genetics, Inc. (a)(d)	87,108	3,154,181
Nanosphere, Inc. (a)(d)	36,229	86,950
NanoViricides, Inc. (a)(d)	32,620	129,828
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	211,725
Neuralstem, Inc. (a)	54,208	193,523
Neurocrine Biosciences, Inc. (a)	83,489	1,471,911
NewLink Genetics Corp. (a)(d)	12,482	551,704
Northwest Biotherapeutics, Inc. (a)(d)	40,748	288,903
Novavax, Inc. (a)(d)	198,633	1,271,251
NPS Pharmaceuticals, Inc. (a)(d)	102,906	3,599,652
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	116,426
OncoMed Pharmaceuticals, Inc. (d)	5,827	201,148
Onconova Therapeutics, Inc. (d)	6,241	53,049
Oncothyreon, Inc. (a)	43,661	134,912
Opexa Therapeutics, Inc. (a)(d)	5,726	10,421
Ophthotech Corp. (d)	12,066	406,262
Opko Health, Inc. (a)(d)	254,677	2,424,525
Oragenics, Inc. (a)	9,973	37,299
Orexigen Therapeutics, Inc. (a)(d)	77,934	540,862
Organovo Holdings, Inc. (a)(d)	69,396	713,391
Osiris Therapeutics, Inc. (a)(d)	18,170	277,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)	10,225	$ 110,328
OXiGENE, Inc. (a)	561	1,195
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	8,883
Palatin Technologies, Inc. (a)(d)	9,275	9,739
PDL BioPharma, Inc. (d)	181,078	1,551,838
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	153,673
Pharmacyclics, Inc. (a)	74,587	10,342,233
PharmAthene, Inc. (a)(d)	51,372	96,579
Portola Pharmaceuticals, Inc. (d)	6,348	154,828
Progenics Pharmaceuticals, Inc. (a)(d)	45,935	214,516
Prothena Corp. PLC (a)	18,701	673,423
PTC Therapeutics, Inc. (a)	10,292	322,757
Puma Biotechnology, Inc. (a)(d)	28,653	3,331,198
Raptor Pharmaceutical Corp. (a)(d)	62,748	993,301
Receptos, Inc.	18,327	850,098
Regeneron Pharmaceuticals, Inc. (a)	88,505	29,427,913
Regulus Therapeutics, Inc. (a)(d)	11,075	124,372
Repligen Corp. (a)(d)	22,058	330,208
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	60,750
Rigel Pharmaceuticals, Inc. (a)	75,480	259,651
Sangamo Biosciences, Inc. (a)(d)	84,275	1,533,805
Sarepta Therapeutics, Inc. (a)(d)	40,979	1,189,620
Seattle Genetics, Inc. (a)(d)	128,581	6,762,075
SIGA Technologies, Inc. (a)(d)	72,968	234,227
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	347,853
StemCells, Inc. (a)(d)	41,468	60,958
Stemline Therapeutics, Inc. (d)	10,674	276,030
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	213,812
Synageva BioPharma Corp. (a)(d)	21,459	2,460,704
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	673,879
Synta Pharmaceuticals Corp. (a)(d)	94,692	585,197
Synthetic Biologics, Inc. (a)	46,314	125,048
Targacept, Inc. (a)(d)	18,977	93,557
Telik, Inc. (a)	380	528
TESARO, Inc. (a)(d)	12,275	405,198
Tetraphase Pharmaceuticals, Inc.	10,243	139,305
TG Therapeutics, Inc. (a)(d)	7,226	47,692
Theravance, Inc. (a)(d)	88,275	3,266,175
Threshold Pharmaceuticals, Inc. (a)	37,822	189,110
Trovagene, Inc. (a)(d)	4,592	28,746
United Therapeutics Corp. (a)(d)	53,357	5,411,467
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	667,142
Verastem, Inc. (a)(d)	13,711	183,316
Vertex Pharmaceuticals, Inc. (a)	268,044	21,674,038
Vical, Inc. (a)(d)	65,666	99,812
XOMA Corp. (a)	72,501	606,108
Zalicus, Inc. (a)(d)	17,476	26,389
ZIOPHARM Oncology, Inc. (a)(d)	79,220	337,477
		682,179,876
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	23,291	883,893

	Shares	Value
Abbott Laboratories	1,738,741	$ 69,167,117
Abiomed, Inc. (a)(d)	36,354	1,024,819
Accuray, Inc. (a)(d)	58,561	549,302
Alere, Inc. (a)	93,479	3,434,418
Align Technology, Inc. (a)(d)	76,057	3,980,063
Alphatec Holdings, Inc. (a)	36,801	51,889
Analogic Corp.	12,756	1,202,381
Angiodynamics, Inc. (a)	26,377	406,206
Anika Therapeutics, Inc. (a)	9,287	365,629
Antares Pharma, Inc. (a)(d)	97,369	433,292
ArthroCare Corp. (a)	39,236	1,893,137
Atossa Genetics, Inc. (a)(d)	789	1,736
Atricure, Inc. (a)	12,717	264,386
Atrion Corp.	1,172	339,212
Bacterin International Holdings, Inc. (a)(d)	9,747	6,492
Baxano Surgical, Inc. (a)(d)	18,036	27,415
Baxter International, Inc.	605,834	42,105,463
Becton, Dickinson & Co.	213,454	24,594,170
BioLase Technology, Inc. (d)	31,016	95,839
Boston Scientific Corp. (a)	1,493,547	19,565,466
BSD Medical Corp. (a)(d)	46,363	53,317
C.R. Bard, Inc.	84,581	12,193,197
Cantel Medical Corp.	48,934	1,583,015
Cardica, Inc. (a)	23,778	27,107
Cardiovascular Systems, Inc. (a)(d)	37,106	1,298,710
CareFusion Corp. (a)	231,213	9,371,063
Cerus Corp. (a)(d)	66,771	431,341
Cesca Therapeutics, Inc. (a)(d)	15,844	35,174
CONMED Corp.	26,543	1,237,435
Covidien PLC	520,911	37,479,546
Cryolife, Inc.	20,961	208,772
Cutera, Inc. (a)	15,449	165,304
Cyberonics, Inc. (a)(d)	26,017	1,781,384
Cynosure, Inc. Class A (a)	17,160	528,185
Delcath Systems, Inc. (a)(d)	119,898	37,516
DENTSPLY International, Inc.	165,101	7,492,283
Derma Sciences, Inc. (a)	7,901	116,066
DexCom, Inc. (a)	82,473	3,719,532
Echo Therapeutics, Inc. (a)(d)	2,009	6,288
Edwards Lifesciences Corp. (a)(d)	125,427	8,749,788
Endologix, Inc. (a)(d)	68,176	920,376
EnteroMedics, Inc. (a)(d)	53,456	129,898
ERBA Diagnostics, Inc. (a)(d)	3,094	7,890
Exactech, Inc. (a)	3,102	72,277
Fonar Corp. (a)	719	16,293
Genmark Diagnostics, Inc. (a)(d)	33,235	414,108
Globus Medical, Inc. (a)	81,315	1,923,913
Greatbatch, Inc. (a)	22,320	967,126
Haemonetics Corp. (a)(d)	65,465	2,388,163
Hansen Medical, Inc. (a)(d)	48,696	113,949
HeartWare International, Inc. (a)(d)	17,704	1,700,115
Hill-Rom Holdings, Inc.	58,209	2,202,046
Hologic, Inc. (a)(d)	312,892	6,814,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)(d)	17,344	$ 1,003,524
IDEXX Laboratories, Inc. (a)(d)	62,216	7,832,994
Insulet Corp. (a)(d)	65,054	3,084,210
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,148,811
Intuitive Surgical, Inc. (a)	43,523	19,360,336
Invacare Corp.	28,414	563,165
Kewaunee Scientific Corp.	1,376	22,374
LeMaitre Vascular, Inc.	3,845	31,491
Masimo Corp. (a)(d)	62,689	1,601,704
Medical Action Industries, Inc. (a)	18,788	137,528
Medtronic, Inc.	1,114,252	66,030,574
MELA Sciences, Inc. (a)(d)	40,114	28,280
Meridian Bioscience, Inc. (d)	44,602	930,398
Merit Medical Systems, Inc. (a)	38,544	581,629
Misonix, Inc. (a)	2,579	17,279
Natus Medical, Inc. (a)	24,629	618,188
Neogen Corp. (a)	37,855	1,639,879
NuVasive, Inc. (a)(d)	44,714	1,643,240
NxStage Medical, Inc. (a)	54,843	760,672
OraSure Technologies, Inc. (a)	46,551	323,064
Orthofix International NV (a)	16,427	365,008
PhotoMedex, Inc. (a)(d)	6,551	95,907
Quidel Corp. (a)(d)	35,813	1,003,480
ResMed, Inc. (d)	155,104	6,827,678
Retractable Technologies, Inc. (a)	5,248	18,893
Rockwell Medical Technologies, Inc. (a)(d)	40,985	520,100
RTI Biologics, Inc. (a)	29,474	110,822
Sirona Dental Systems, Inc. (a)(d)	67,791	4,776,554
St. Jude Medical, Inc.	324,571	21,850,120
Staar Surgical Co. (a)	22,695	321,361
Stereotaxis, Inc. (a)	3,270	16,219
Steris Corp.	82,536	3,809,036
Stryker Corp.	333,990	26,799,358
SurModics, Inc. (a)	19,525	486,173
Symmetry Medical, Inc. (a)	29,367	310,703
Synergetics U.S.A., Inc. (a)	3,622	12,532
Tandem Diabetes Care, Inc.	11,476	295,507
TearLab Corp. (a)(d)	17,390	139,990
Teleflex, Inc.	53,220	5,427,908
The Cooper Companies, Inc. (d)	58,635	7,517,593
The Spectranetics Corp. (a)	40,582	1,215,837
Thoratec Corp. (a)	57,172	2,123,368
Tornier NV (a)	21,770	417,984
Unilife Corp. (a)(d)	142,037	657,631
Uroplasty, Inc. (a)	1,597	6,580
Varian Medical Systems, Inc. (a)(d)	116,002	9,724,448
Vascular Solutions, Inc. (a)	2,125	55,293
Vermillion, Inc. (a)(d)	5,249	17,847
Volcano Corp. (a)(d)	51,974	1,115,362
West Pharmaceutical Services, Inc.	83,154	3,790,159
Wright Medical Group, Inc. (a)(d)	47,593	1,514,409

	Shares	Value
Zeltiq Aesthetics, Inc. (a)(d)	23,737	$ 450,766
Zimmer Holdings, Inc.	197,443	18,528,051
		502,260,307
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(d)	44,959	2,222,773
Accretive Health, Inc. (a)(d)	67,415	558,196
Aetna, Inc.	410,919	29,877,920
Air Methods Corp. (a)(d)	37,158	2,007,275
Alliance Healthcare Services, Inc. (a)	17,141	516,630
Almost Family, Inc. (a)	9,932	272,335
Amedisys, Inc. (a)(d)	30,453	516,483
AmerisourceBergen Corp.	242,456	16,450,640
AMN Healthcare Services, Inc. (a)	76,320	1,063,138
AmSurg Corp. (a)	32,040	1,405,274
Bio-Reference Laboratories, Inc. (a)(d)	31,917	806,223
BioScrip, Inc. (a)(d)	61,696	439,892
BioTelemetry, Inc. (a)	34,161	383,970
Brookdale Senior Living, Inc. (a)	136,171	4,567,175
Capital Senior Living Corp. (a)	26,619	676,655
Cardinal Health, Inc.	378,369	27,064,735
Centene Corp. (a)(d)	59,283	3,775,141
Chemed Corp. (d)	19,372	1,638,871
Chindex International, Inc. (a)	9,187	176,850
Cigna Corp.	313,010	24,912,466
Community Health Systems, Inc. (a)	133,147	5,526,932
Corvel Corp. (a)	17,696	814,193
Cross Country Healthcare, Inc. (a)	40,427	420,441
DaVita HealthCare Partners, Inc. (a)	194,861	13,392,797
Emeritus Corp. (a)	47,874	1,509,467
Envision Healthcare Holdings, Inc.	72,467	2,439,239
ExamWorks Group, Inc. (a)(d)	29,906	1,087,980
Express Scripts Holding Co. (a)	897,442	67,586,357
Five Star Quality Care, Inc. (a)	32,241	186,675
Gentiva Health Services, Inc. (a)	24,132	258,454
Hanger, Inc. (a)	33,622	1,191,900
HCA Holdings, Inc. (a)	345,647	17,697,126
Health Net, Inc. (a)	90,547	3,083,125
HealthSouth Corp. (d)	110,704	3,617,807
Healthways, Inc. (a)(d)	33,821	505,962
Henry Schein, Inc. (a)(d)	98,971	11,781,508
Hooper Holmes, Inc. (a)	6,267	3,510
Humana, Inc.	170,662	19,192,649
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,055,704
Kindred Healthcare, Inc.	69,839	1,512,713
Laboratory Corp. of America Holdings (a)(d)	96,901	9,064,120
Landauer, Inc.	14,935	723,750
LCA-Vision, Inc. (a)	27,238	148,175
LHC Group, Inc. (a)	12,810	301,804
LifePoint Hospitals, Inc. (a)(d)	49,772	2,700,131
Magellan Health Services, Inc. (a)	33,160	2,027,402
McKesson Corp.	255,109	45,167,048
MEDNAX, Inc. (a)(d)	110,274	6,706,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	24,412	$ 919,844
MWI Veterinary Supply, Inc. (a)(d)	16,104	2,623,664
National Healthcare Corp.	6,159	317,189
National Research Corp.:
Class A (a)	960	16,800
Class B (d)	3,356	134,408
NeoStem, Inc. (a)(d)	15,337	107,359
Omnicare, Inc.	126,227	7,434,770
Owens & Minor, Inc.	59,970	2,082,158
Patterson Companies, Inc. (d)	106,597	4,387,533
PDI, Inc. (a)	1,365	6,484
PharMerica Corp. (a)	29,176	703,142
Premier, Inc. (d)	38,595	1,291,003
Providence Service Corp. (a)	13,245	352,185
Quest Diagnostics, Inc. (d)	161,387	8,553,511
RadNet, Inc. (a)	27,076	52,527
Select Medical Holdings Corp.	68,408	766,854
Sharps Compliance Corp. (a)	5,184	24,883
Skilled Healthcare Group, Inc. (a)(d)	27,157	130,625
Surgical Care Affiliates, Inc.	14,337	436,132
Team Health Holdings, Inc. (a)(d)	79,380	3,573,688
Tenet Healthcare Corp. (a)	109,083	4,812,742
The Ensign Group, Inc.	18,939	749,984
Triple-S Management Corp. (a)	20,220	338,685
U.S. Physical Therapy, Inc.	11,240	372,943
UnitedHealth Group, Inc.	1,126,842	87,071,081
Universal American Spin Corp.	33,569	251,432
Universal Health Services, Inc. Class B	113,232	9,090,265
VCA Antech, Inc. (a)	87,077	2,696,775
Wellcare Health Plans, Inc. (a)	52,863	3,267,991
WellPoint, Inc.	330,284	29,920,428
		511,523,561
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	3,269,620
athenahealth, Inc. (a)(d)	41,563	8,057,819
Authentidate Holding Corp. (a)	816	857
Cerner Corp. (a)(d)	329,819	20,240,992
CollabRx, Inc. (a)	87	279
Computer Programs & Systems, Inc.	21,937	1,501,149
HealthStream, Inc. (a)(d)	34,016	980,341
HMS Holdings Corp. (a)(d)	102,544	2,098,050
MedAssets, Inc. (a)	61,276	1,488,394
Medidata Solutions, Inc. (a)(d)	52,930	3,392,813
Merge Healthcare, Inc. (a)(d)	37,852	95,009
Omnicell, Inc. (a)	38,848	1,118,045
Quality Systems, Inc.	52,869	923,093
Veeva Systems, Inc. Class A (d)	21,176	747,513
Vocera Communications, Inc. (a)(d)	14,570	247,981
		44,161,955

	Shares	Value
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	$ 361,770
Affymetrix, Inc. (a)(d)	55,779	430,614
Agilent Technologies, Inc.	366,572	20,868,944
Albany Molecular Research, Inc. (a)(d)	23,897	372,793
Apricus Biosciences, Inc. (a)(d)	18,211	42,523
BG Medicine, Inc. (a)(d)	3,134	4,074
Bio-Rad Laboratories, Inc. Class A (a)	24,617	3,193,317
Bruker BioSciences Corp. (a)	117,243	2,666,106
Cambrex Corp. (a)	26,613	534,123
Charles River Laboratories International, Inc. (a)	45,219	2,686,461
Covance, Inc. (a)(d)	69,154	7,161,588
Enzo Biochem, Inc. (a)	14,697	54,526
Fluidigm Corp. (a)	33,180	1,554,483
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	852,294
Harvard Bioscience, Inc. (a)	12,320	60,122
Illumina, Inc. (a)(d)	140,797	24,145,278
Luminex Corp. (a)	39,871	736,816
Mettler-Toledo International, Inc. (a)(d)	36,042	8,857,682
Nanostring Technologies, Inc.	6,707	126,762
NeoGenomics, Inc. (a)(d)	21,535	77,095
Pacific Biosciences of California, Inc. (a)	41,271	274,865
PAREXEL International Corp. (a)	64,767	3,469,568
PerkinElmer, Inc.	134,059	6,075,554
pSivida Corp. (a)(d)	25,265	110,661
Quintiles Transnational Holdings, Inc.	25,574	1,384,832
Sequenom, Inc. (a)(d)	91,772	217,500
Techne Corp.	39,549	3,513,533
Thermo Fisher Scientific, Inc.	445,114	55,434,498
Waters Corp. (a)	93,206	10,383,148
		155,651,530
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,788,172	91,035,837
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	196,390
Actavis PLC (a)	193,171	42,656,020
Acura Pharmaceuticals, Inc. (a)	2,885	5,712
Akorn, Inc. (a)(d)	79,308	2,047,733
Alexza Pharmaceuticals, Inc. (a)	13,886	76,095
Alimera Sciences, Inc. (a)(d)	3,741	25,102
Allergan, Inc.	335,503	42,608,881
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,262
ANI Pharmaceuticals, Inc. (a)	3,574	108,221
Aratana Therapeutics, Inc. (d)	7,153	167,166
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,508,195
AVANIR Pharmaceuticals Class A (a)	141,865	590,158
Biodel, Inc. (a)(d)	8,109	25,543
Biodelivery Sciences International, Inc. (a)(d)	15,298	143,342
Bristol-Myers Squibb Co.	1,848,869	99,413,686
Cadence Pharmaceuticals, Inc. (a)	96,716	1,353,057
Cempra, Inc. (a)	20,803	236,946
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	5,322	$ 36,349
Corcept Therapeutics, Inc. (a)(d)	36,105	118,424
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,142
DepoMed, Inc. (a)(d)	51,564	621,346
Durect Corp. (a)	121,504	168,891
Eli Lilly & Co.	1,106,346	65,949,285
Endo Health Solutions, Inc. (a)(d)	153,698	12,268,174
Endocyte, Inc. (a)(d)	47,373	623,902
Forest Laboratories, Inc. (a)	269,775	26,321,947
Hi-Tech Pharmacal Co., Inc. (a)	12,868	557,956
Horizon Pharma, Inc. (a)(d)	61,460	751,041
Hospira, Inc. (a)	214,554	9,285,897
Impax Laboratories, Inc. (a)	76,645	1,975,142
Jazz Pharmaceuticals PLC (a)	64,644	9,822,333
Johnson & Johnson	3,156,660	290,791,519
Lannett Co., Inc. (a)(d)	27,670	1,186,766
Mallinckrodt PLC (a)(d)	76,544	5,181,263
Merck & Co., Inc.	3,275,273	186,657,808
Mylan, Inc. (a)	432,560	24,037,359
Nektar Therapeutics (a)(d)	149,616	1,919,573
Ocera Therapeutics, Inc. (a)(d)	890	13,768
Omeros Corp. (a)(d)	38,961	520,519
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	3,326,295
Pain Therapeutics, Inc. (a)	34,536	195,128
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	32,858
Perrigo Co. PLC	148,774	24,464,397
Pfizer, Inc.	7,258,348	233,065,554
Pozen, Inc. (d)	23,223	184,855
Prestige Brands Holdings, Inc. (a)	52,110	1,484,614
Questcor Pharmaceuticals, Inc. (d)	62,679	3,807,749
Relypsa, Inc.	13,726	541,628
Repros Therapeutics, Inc. (a)(d)	21,711	424,450
Sagent Pharmaceuticals, Inc. (a)	25,120	531,539
Salix Pharmaceuticals Ltd. (a)(d)	73,563	7,938,919
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	214,425
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	357,984
Supernus Pharmaceuticals, Inc. (a)	9,151	91,876
The Medicines Company (a)(d)	85,688	2,617,768
TherapeuticsMD, Inc. (a)	93,850	644,750
Transcept Pharmaceuticals, Inc. (a)	2,494	8,305
Ventrus Biosciences, Inc. (a)	6,995	9,513
VIVUS, Inc. (a)(d)	111,051	669,638
XenoPort, Inc. (a)(d)	57,569	359,806
Zoetis, Inc. Class A	573,163	17,779,516
Zogenix, Inc. (a)	115,304	501,572
		1,220,478,889
TOTAL HEALTH CARE		3,116,256,118

	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.6%
AAR Corp.	45,448	$ 1,313,447
AeroVironment, Inc. (a)(d)	21,575	674,003
Alliant Techsystems, Inc.	36,077	4,862,819
American Science & Engineering, Inc.	13,204	868,163
API Technologies Corp. (a)	22,349	62,130
Ascent Solar Technologies, Inc. (a)(d)	33,082	24,113
Astronics Corp. (a)	14,668	981,289
Astrotech Corp. (a)(d)	8,707	23,335
BE Aerospace, Inc. (a)	108,614	9,150,730
Breeze Industrial Products Corp. (a)	1,281	12,298
CPI Aerostructures, Inc. (a)(d)	3,805	54,678
Cubic Corp.	23,380	1,215,760
Curtiss-Wright Corp.	58,485	3,986,338
DigitalGlobe, Inc. (a)	87,334	2,714,341
Ducommun, Inc. (a)	15,643	434,875
Engility Holdings, Inc. (a)(d)	14,341	598,450
Erickson Air-Crane, Inc. (a)(d)	6,239	134,326
Esterline Technologies Corp. (a)	36,596	3,941,389
Exelis, Inc.	193,690	3,957,087
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,666,398
General Dynamics Corp. (d)	385,838	42,264,695
HEICO Corp. (d)	25,580	1,590,820
HEICO Corp. Class A	45,413	2,086,273
Hexcel Corp. (a)	105,445	4,745,025
Honeywell International, Inc.	879,783	83,086,707
Huntington Ingalls Industries, Inc.	51,071	5,175,024
Innovative Solutions & Support, Inc. (a)(d)	21,878	172,617
KEYW Holding Corp. (a)(d)	30,869	564,903
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	350,454
L-3 Communications Holdings, Inc.	103,771	11,975,173
LMI Aerospace, Inc. (a)(d)	6,877	102,536
Lockheed Martin Corp.	301,222	48,888,331
Micronet Enertec Technologies, Inc. (a)	3,018	16,207
Moog, Inc. Class A (a)	52,323	3,240,363
National Presto Industries, Inc.	4,216	324,801
Northrop Grumman Corp.	254,273	30,774,661
Orbital Sciences Corp. (a)	63,924	1,816,720
Precision Castparts Corp.	163,555	42,177,563
Raytheon Co.	362,581	35,500,306
Rockwell Collins, Inc. (d)	149,774	12,362,346
SIFCO Industries, Inc.	891	23,612
Sparton Corp. (a)	3,920	127,008
Spirit AeroSystems Holdings, Inc. Class A (a)	123,657	3,565,031
Sypris Solutions, Inc.	16,848	47,343
Taser International, Inc. (a)(d)	58,908	1,132,801
Teledyne Technologies, Inc. (a)	43,609	4,272,810
Textron, Inc.	315,614	12,529,876
The Boeing Co.	774,186	99,808,059
TransDigm Group, Inc.	58,956	10,502,422
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc.	65,091	$ 4,243,933
United Technologies Corp.	942,267	110,264,084
		610,408,473
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	692,670
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,094,081
C.H. Robinson Worldwide, Inc.	169,940	8,813,088
Echo Global Logistics, Inc. (a)	11,731	186,758
Expeditors International of Washington, Inc.	229,912	9,083,823
FedEx Corp.	337,318	44,974,609
Forward Air Corp.	38,499	1,665,467
Hub Group, Inc. Class A (a)(d)	45,548	1,779,560
Pacer International, Inc. (a)	35,751	320,686
Park-Ohio Holdings Corp. (a)	6,346	334,053
Radiant Logistics, Inc. (a)	14,104	38,786
United Parcel Service, Inc. Class B	794,382	76,077,964
UTi Worldwide, Inc. (d)	106,552	1,048,472
XPO Logistics, Inc. (a)	37,140	1,167,682
		147,277,699
Airlines - 0.4%
Alaska Air Group, Inc.	74,312	6,438,392
Allegiant Travel Co.	24,598	2,441,597
American Airlines Group, Inc. (a)(d)	209,909	7,751,939
Delta Air Lines, Inc.	944,561	31,368,871
Hawaiian Holdings, Inc. (a)(d)	71,807	864,556
JetBlue Airways Corp. (a)(d)	285,846	2,524,020
Republic Airways Holdings, Inc. (a)	81,894	784,545
SkyWest, Inc.	63,299	803,897
Southwest Airlines Co.	753,609	16,910,986
Spirit Airlines, Inc. (a)	81,901	4,625,768
United Continental Holdings, Inc. (a)(d)	402,944	18,116,362
		92,630,933
Building Products - 0.3%
A.O. Smith Corp.	98,582	4,899,525
AAON, Inc. (d)	50,511	1,509,269
Allegion Plc	94,511	5,136,673
American Woodmark Corp. (a)	9,343	300,004
Apogee Enterprises, Inc.	33,247	1,138,045
Armstrong World Industries, Inc. (a)	49,085	2,694,276
Builders FirstSource, Inc. (a)	87,836	756,268
Fortune Brands Home & Security, Inc.	177,871	8,313,691
Gibraltar Industries, Inc. (a)	56,316	1,037,904
Griffon Corp.	38,833	481,529
Insteel Industries, Inc.	19,643	390,896
Lennox International, Inc.	51,841	4,763,151
Masco Corp.	405,986	9,479,773
Masonite International Corp. (a)	19,654	1,134,036
NCI Building Systems, Inc. (a)	22,930	391,186
Nortek, Inc. (a)	14,350	1,038,797

	Shares	Value
Owens Corning	130,235	$ 5,959,554
Patrick Industries, Inc. (a)	10,446	440,717
PGT, Inc. (a)	39,227	454,641
Ply Gem Holdings, Inc. (d)	16,220	207,778
Quanex Building Products Corp. (d)	44,676	868,501
Simpson Manufacturing Co. Ltd. (d)	50,637	1,790,018
Trex Co., Inc. (a)(d)	23,416	1,831,600
Universal Forest Products, Inc. (d)	26,737	1,490,053
USG Corp. (a)(d)	96,486	3,408,850
		59,916,735
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	53,056	1,497,771
ACCO Brands Corp. (a)(d)	120,265	711,969
Acorn Energy, Inc. (d)	16,876	57,378
ADT Corp. (d)	218,622	6,713,882
ARC Document Solutions, Inc. (a)	46,203	364,542
Casella Waste Systems, Inc. Class A (a)	64,851	347,601
CECO Environmental Corp. (d)	21,126	341,185
Cenveo, Inc. (a)(d)	104,135	353,018
Cintas Corp.	112,418	6,819,276
Clean Harbors, Inc. (a)(d)	65,972	3,117,837
Copart, Inc. (a)	124,595	4,538,996
Courier Corp.	17,378	286,216
Covanta Holding Corp.	154,806	2,786,508
Deluxe Corp. (d)	54,408	2,746,516
EnerNOC, Inc. (a)	25,460	552,227
Ennis, Inc.	21,290	336,382
Fuel Tech, Inc. (a)	51,934	331,858
G&K Services, Inc. Class A	20,257	1,268,696
Healthcare Services Group, Inc. (d)	92,468	2,490,163
Heritage-Crystal Clean, Inc. (a)(d)	7,679	138,990
Herman Miller, Inc.	61,359	1,729,097
HNI Corp.	49,416	1,756,739
Hudson Technologies, Inc. (a)(d)	5,394	16,883
Industrial Services of America, Inc. (a)(d)	1,620	5,881
InnerWorkings, Inc. (a)(d)	28,532	224,832
Interface, Inc.	56,426	1,086,765
Intersections, Inc.	12,865	78,862
Iron Mountain, Inc.	183,385	4,988,072
KAR Auction Services, Inc.	146,171	4,554,688
Kimball International, Inc. Class B	27,103	508,723
Knoll, Inc.	38,287	596,129
McGrath RentCorp.	21,172	685,338
Metalico, Inc. (a)	55,605	108,430
Mine Safety Appliances Co.	37,550	1,931,948
Mobile Mini, Inc.	51,612	2,323,056
Multi-Color Corp.	7,946	269,131
NL Industries, Inc.	6,707	75,320
Performant Financial Corp. (a)	31,038	245,511
Perma-Fix Environmental Services, Inc. (a)	6,937	24,141
Pitney Bowes, Inc.	221,034	5,625,315
Quad/Graphics, Inc.	28,077	628,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	225,027	$ 4,304,767
Republic Services, Inc.	307,369	10,484,357
Rollins, Inc.	104,837	3,130,433
Schawk, Inc. Class A	4,209	58,842
SP Plus Corp. (a)(d)	13,389	351,461
Standard Register Co. (a)	3,970	43,511
Steelcase, Inc. Class A	74,937	1,114,313
Stericycle, Inc. (a)	95,694	10,909,116
Swisher Hygiene, Inc. (Canada) (a)	177,418	86,935
Team, Inc. (a)(d)	18,138	784,287
Tetra Tech, Inc. (a)	66,137	1,910,037
The Brink's Co.	51,214	1,557,418
TRC Companies, Inc. (a)	13,255	91,460
Tyco International Ltd.	530,926	22,394,459
U.S. Ecology, Inc.	25,366	911,400
UniFirst Corp.	16,509	1,810,872
United Stationers, Inc.	42,632	1,817,402
Viad Corp.	19,833	476,984
Virco Manufacturing Co. (a)	2,682	7,027
Waste Connections, Inc.	164,872	7,134,011
Waste Management, Inc.	506,566	21,022,489
West Corp. (d)	20,707	520,160
		154,185,695
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	3,200,356
Aegion Corp. (a)(d)	40,317	933,339
Ameresco, Inc. Class A (a)	38,199	391,922
Argan, Inc.	7,465	213,424
Chicago Bridge & Iron Co. NV (d)	123,066	10,360,927
Comfort Systems U.S.A., Inc.	43,738	718,615
Dycom Industries, Inc. (a)	36,171	1,044,980
EMCOR Group, Inc.	78,469	3,670,780
Fluor Corp.	170,796	13,269,141
Foster Wheeler AG (d)	112,721	3,620,599
Furmanite Corp. (a)	40,654	481,343
Goldfield Corp.	41,171	95,928
Granite Construction, Inc. (d)	41,521	1,526,312
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	462,337
Integrated Electrical Services, Inc. (a)	13,442	73,528
Jacobs Engineering Group, Inc. (a)	160,940	9,761,011
KBR, Inc.	162,921	4,499,878
Layne Christensen Co. (a)(d)	24,456	434,339
MasTec, Inc. (a)(d)	84,984	3,479,245
MYR Group, Inc. (a)	25,270	588,033
Northwest Pipe Co. (a)	12,188	432,065
Orion Marine Group, Inc. (a)	21,656	244,496
Pike Corp. (a)	29,417	305,348
Primoris Services Corp.	35,637	1,114,369
Quanta Services, Inc. (a)	244,181	8,597,613
Sterling Construction Co., Inc. (a)	31,847	301,591

	Shares	Value
Tutor Perini Corp. (a)	46,969	$ 1,157,786
UniTek Global Services, Inc. (a)	18,062	28,899
URS Corp.	82,388	3,831,042
		74,839,246
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	35,673
Acuity Brands, Inc.	52,894	7,460,699
Allied Motion Technologies, Inc.	4,209	48,319
Altair Nanotechnologies, Inc. (a)(d)	10,605	57,373
American Superconductor Corp. (a)(d)	126,771	234,526
AMETEK, Inc.	270,508	14,401,846
AZZ, Inc. (d)	24,628	1,092,744
Babcock & Wilcox Co. (d)	118,199	3,895,839
Brady Corp. Class A	52,937	1,416,065
Broadwind Energy, Inc. (a)	15,938	153,802
Capstone Turbine Corp. (a)(d)	814,128	1,457,289
Eaton Corp. PLC	526,249	39,316,063
Emerson Electric Co.	776,096	50,648,025
Encore Wire Corp.	23,059	1,205,755
EnerSys	48,550	3,448,992
Enphase Energy, Inc. (a)(d)	22,269	179,711
Espey Manufacturing & Electronics Corp.	2,015	58,052
Franklin Electric Co., Inc.	44,071	1,921,055
FuelCell Energy, Inc. (a)(d)	246,058	479,813
Generac Holdings, Inc. (d)	81,773	4,658,608
General Cable Corp. (d)	55,434	1,706,259
Global Power Equipment Group, Inc.	10,454	191,517
GrafTech International Ltd. (a)(d)	132,891	1,289,043
Hubbell, Inc. Class B	60,658	7,251,057
II-VI, Inc. (a)	56,117	919,758
LSI Industries, Inc.	24,011	199,051
MagneTek, Inc. (a)	2,664	64,362
Ocean Power Technologies, Inc. (a)(d)	11,040	44,822
Plug Power, Inc. (a)(d)	108,624	507,274
Polypore International, Inc. (a)(d)	50,063	1,732,680
Powell Industries, Inc.	7,721	526,032
Power Solutions International, Inc. (a)(d)	3,494	258,905
PowerSecure International, Inc. (a)(d)	20,869	474,352
Preformed Line Products Co.	1,961	121,778
Real Goods Solar, Inc. Class A (a)(d)	22,046	83,995
Regal-Beloit Corp.	57,797	4,259,061
Revolution Lighting Technologies, Inc. (a)(d)	38,693	122,270
Rockwell Automation, Inc.	151,793	18,646,252
Roper Industries, Inc.	118,631	16,088,736
Sensata Technologies Holding BV (a)	179,473	7,293,783
SL Industries, Inc. (a)	3,648	96,672
SolarCity Corp. (a)(d)	54,174	4,602,623
Thermon Group Holdings, Inc. (a)(d)	33,050	802,785
Ultralife Corp. (a)	13,410	50,690
Vicor Corp. (a)	10,982	118,276
		199,622,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.9%
3M Co.	714,842	$ 96,310,663
Carlisle Companies, Inc.	71,430	5,665,828
Danaher Corp.	685,221	52,412,554
General Electric Co.	11,343,330	288,914,615
Raven Industries, Inc.	39,990	1,462,434
		444,766,094
Machinery - 2.2%
Accuride Corp. (a)(d)	79,004	348,408
Actuant Corp. Class A	71,032	2,490,382
Adept Technology, Inc. (a)	17,085	287,711
AGCO Corp.	95,174	4,994,732
Alamo Group, Inc.	17,898	941,077
Albany International Corp. Class A	47,080	1,698,646
Altra Industrial Motion Corp.	25,498	902,629
American Railcar Industries, Inc.	11,797	816,942
Ampco-Pittsburgh Corp.	10,414	212,966
Astec Industries, Inc. (d)	19,808	796,678
Barnes Group, Inc.	47,337	1,820,108
Blount International, Inc. (a)	50,491	618,515
Briggs & Stratton Corp.	42,488	967,877
Caterpillar, Inc. (d)	709,570	68,807,003
Chart Industries, Inc. (a)(d)	32,250	2,694,810
CIRCOR International, Inc.	19,714	1,410,734
CLARCOR, Inc.	59,963	3,473,657
Colfax Corp. (a)	110,540	7,862,710
Columbus McKinnon Corp. (NY Shares) (a)	26,972	686,707
Commercial Vehicle Group, Inc. (a)	77,079	687,545
Crane Co.	52,315	3,736,337
Cummins, Inc.	194,981	28,451,628
Deere & Co.	423,519	36,392,988
Donaldson Co., Inc.	164,610	7,051,892
Douglas Dynamics, Inc. (d)	29,195	472,375
Dover Corp.	187,794	17,708,974
Dynamic Materials Corp.	17,783	369,175
Eastern Co.	2,354	37,452
Energy Recovery, Inc. (a)(d)	81,715	366,083
EnPro Industries, Inc. (a)(d)	22,235	1,592,693
ESCO Technologies, Inc.	28,907	1,036,027
ExOne Co. (d)	13,829	640,283
Federal Signal Corp. (a)	80,990	1,040,722
Flowserve Corp.	155,118	12,597,133
FreightCar America, Inc.	19,411	496,145
Gencor Industries, Inc. (a)	1,849	19,895
Global Brass & Copper Holdings, Inc.	9,550	161,682
Gorman-Rupp Co.	17,750	559,125
Graco, Inc.	71,760	5,599,433
Graham Corp.	12,124	421,551
Greenbrier Companies, Inc. (a)(d)	21,771	915,906
Hardinge, Inc.	14,874	219,392

	Shares	Value
Harsco Corp.	94,707	$ 2,379,040
Hurco Companies, Inc.	3,319	83,008
Hyster-Yale Materials Handling Class A	12,438	1,255,492
IDEX Corp.	88,258	6,625,528
Illinois Tool Works, Inc.	441,791	36,447,758
Ingersoll-Rand PLC	297,503	18,189,333
ITT Corp.	114,023	5,005,610
John Bean Technologies Corp.	23,559	710,539
Joy Global, Inc. (d)	114,975	6,323,625
Kadant, Inc.	18,429	739,924
Kennametal, Inc.	99,076	4,333,584
L.B. Foster Co. Class A	10,636	494,468
Lincoln Electric Holdings, Inc.	88,988	6,671,430
Lindsay Corp. (d)	16,477	1,398,238
Lydall, Inc. (a)	11,611	235,239
Manitex International, Inc. (a)(d)	11,053	165,684
Manitowoc Co., Inc. (d)	166,345	5,146,714
Meritor, Inc. (a)	118,384	1,469,145
Middleby Corp. (a)(d)	20,717	6,143,834
Miller Industries, Inc.	16,197	292,356
Mueller Industries, Inc.	29,480	1,841,910
Mueller Water Products, Inc. Class A	162,577	1,568,868
Navistar International Corp. (a)(d)	79,012	2,962,950
NN, Inc.	12,121	233,814
Nordson Corp.	68,102	4,982,342
Omega Flex, Inc.	258	5,766
Oshkosh Truck Corp.	95,506	5,523,112
PACCAR, Inc.	408,900	26,921,976
Pall Corp.	118,435	10,185,410
Parker Hannifin Corp.	164,290	19,805,160
Pentair Ltd.	221,668	17,912,991
PMFG, Inc. (a)(d)	15,367	100,500
Proto Labs, Inc. (a)(d)	23,655	1,842,725
RBC Bearings, Inc. (a)	25,318	1,626,682
Rexnord Corp. (a)	39,840	1,194,802
Snap-On, Inc.	66,115	7,416,120
SPX Corp.	46,613	5,019,288
Standex International Corp.	10,804	597,569
Stanley Black & Decker, Inc.	173,666	14,421,225
Sun Hydraulics Corp. (d)	22,598	955,895
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	232,963
Tennant Co.	17,192	1,053,182
Terex Corp.	120,683	5,374,014
Timken Co.	84,686	5,111,647
Titan International, Inc. (d)	48,022	910,497
Toro Co.	67,215	4,451,649
TriMas Corp. (a)	46,817	1,573,519
Trinity Industries, Inc.	83,300	5,981,773
Twin Disc, Inc.	8,286	205,244
Valmont Industries, Inc. (d)	30,830	4,489,773
Wabash National Corp. (a)(d)	74,589	1,007,697
WABCO Holdings, Inc. (a)	75,595	7,744,708
Wabtec Corp.	121,942	9,678,537
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	38,674	$ 2,383,092
Woodward, Inc.	78,842	3,436,723
Xerium Technologies, Inc. (a)	6,895	108,596
Xylem, Inc.	206,552	8,127,821
		513,507,817
Marine - 0.0%
Baltic Trading Ltd.	21,117	144,651
Eagle Bulk Shipping, Inc. (a)(d)	34,302	162,591
Genco Shipping & Trading Ltd. (a)(d)	76,288	125,112
International Shipholding Corp.	10,420	317,393
Kirby Corp. (a)	63,347	6,626,730
Matson, Inc.	37,893	913,979
		8,290,456
Professional Services - 0.4%
Acacia Research Corp. (d)	48,838	748,687
Advisory Board Co. (a)(d)	38,842	2,488,995
Barrett Business Services, Inc.	6,681	467,670
CBIZ, Inc. (a)(d)	37,390	341,371
CDI Corp.	9,649	176,287
Corporate Executive Board Co.	37,937	2,836,929
CRA International, Inc. (a)	15,589	364,315
CTPartners Executive Search, Inc. (a)	859	6,013
Dun & Bradstreet Corp.	40,399	4,007,985
Equifax, Inc.	155,277	10,878,707
Exponent, Inc.	15,525	1,106,001
Franklin Covey Co. (a)	5,338	111,831
FTI Consulting, Inc. (a)(d)	68,234	1,991,750
GP Strategies Corp. (a)	13,487	392,741
Heidrick & Struggles International, Inc.	22,259	409,343
Hill International, Inc. (a)	13,945	62,753
Hudson Global, Inc. (a)	13,947	49,930
Huron Consulting Group, Inc. (a)	28,844	1,908,607
ICF International, Inc. (a)	17,107	691,465
IHS, Inc. Class A (a)	75,073	8,999,751
Insperity, Inc.	20,805	607,298
Kelly Services, Inc. Class A (non-vtg.)	19,294	485,437
Kforce, Inc.	25,995	569,550
Korn/Ferry International (a)	56,905	1,444,818
Manpower, Inc.	81,876	6,399,428
Mastech Holdings, Inc.	373	5,091
MISTRAS Group, Inc. (a)	12,788	281,848
Navigant Consulting, Inc. (a)	41,733	727,406
Nielsen Holdings B.V.	285,021	13,492,894
Odyssey Marine Exploration, Inc. (a)(d)	46,227	101,237
On Assignment, Inc. (a)	52,146	1,793,822
Pendrell Corp. (a)	150,288	228,438
RCM Technologies, Inc. (a)	9,908	68,464
Resources Connection, Inc.	43,312	593,374
Robert Half International, Inc.	170,458	6,978,551
RPX Corp. (a)	42,529	681,315

	Shares	Value
Spherix, Inc. (a)	11	$ 51
Towers Watson & Co.	75,492	8,236,177
TrueBlue, Inc. (a)	38,883	1,107,388
Verisk Analytics, Inc. (a)	175,777	11,199,632
VSE Corp.	1,834	88,582
WageWorks, Inc. (a)	36,355	2,150,398
		95,282,330
Road & Rail - 1.0%
AMERCO	7,919	1,844,652
Arkansas Best Corp.	25,682	854,183
Avis Budget Group, Inc. (a)(d)	135,454	6,364,983
Celadon Group, Inc.	62,978	1,429,601
Con-way, Inc. (d)	72,845	2,778,308
Covenant Transport Group, Inc. Class A (a)	9,633	95,945
CSX Corp.	1,133,651	31,413,469
Genesee & Wyoming, Inc. Class A (a)	61,185	6,052,420
Heartland Express, Inc. (d)	52,772	1,075,493
Hertz Global Holdings, Inc. (a)	494,988	13,864,614
J.B. Hunt Transport Services, Inc.	118,822	8,539,737
Kansas City Southern	125,208	11,759,535
Knight Transportation, Inc. (d)	54,848	1,178,135
Landstar System, Inc. (d)	49,655	2,865,590
Marten Transport Ltd.	31,198	608,049
Norfolk Southern Corp.	346,466	31,843,690
Old Dominion Freight Lines, Inc. (a)	69,360	3,692,726
Patriot Transportation Holding, Inc. (a)	1,312	46,773
Providence & Worcester Railroad Co.	4,631	82,432
Quality Distribution, Inc. (a)	25,189	322,923
Roadrunner Transportation Systems, Inc. (a)	23,847	560,643
Ryder System, Inc.	50,983	3,840,040
Saia, Inc. (a)	26,740	923,600
Swift Transporation Co. (a)(d)	119,320	2,906,635
U.S.A. Truck, Inc. (a)	1,841	28,296
Union Pacific Corp.	514,413	92,789,817
Universal Truckload Services, Inc.	6,117	159,042
Werner Enterprises, Inc. (d)	41,229	1,065,770
YRC Worldwide, Inc. (a)(d)	9,461	247,878
		229,234,979
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	594,535
AeroCentury Corp. (a)(d)	688	11,703
Air Lease Corp. Class A	121,471	4,488,353
Aircastle Ltd.	65,692	1,294,132
Applied Industrial Technologies, Inc.	52,950	2,702,039
Beacon Roofing Supply, Inc. (a)(d)	65,628	2,480,082
BlueLinx Corp. (a)(d)	23,385	34,142
CAI International, Inc. (a)(d)	15,310	372,645
DXP Enterprises, Inc. (a)	10,800	1,099,008
Essex Rental Corp. (a)	16,688	52,567
Fastenal Co. (d)	297,869	14,056,438
GATX Corp.	53,842	3,493,807
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. (a)	32,737	$ 1,071,155
HD Supply Holdings, Inc. (a)(d)	66,187	1,540,171
Houston Wire & Cable Co.	15,647	217,650
Kaman Corp.	26,535	1,053,970
Lawson Products, Inc. (a)	4,764	70,174
MRC Global, Inc. (a)	114,871	2,954,482
MSC Industrial Direct Co., Inc. Class A (d)	57,280	4,944,982
Rush Enterprises, Inc. Class A (a)(d)	31,753	908,136
TAL International Group, Inc.	30,588	1,355,048
Textainer Group Holdings Ltd. (d)	14,461	527,393
Titan Machinery, Inc. (a)(d)	17,235	272,658
United Rentals, Inc. (a)(d)	99,613	8,799,812
W.W. Grainger, Inc.	68,361	17,433,422
Watsco, Inc.	30,156	2,966,747
WESCO International, Inc. (a)(d)	60,754	5,237,602
Willis Lease Finance Corp. (a)	2,006	35,907
		80,068,760
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	858,794
TOTAL INDUSTRIALS		2,710,890,293
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,545,276
Alliance Fiber Optic Products, Inc. (d)	19,146	230,518
Ambient Corp. (a)	1,932	3,651
Arris Group, Inc. (a)(d)	139,734	4,010,366
Aruba Networks, Inc. (a)(d)	133,375	2,735,521
Aviat Networks, Inc. (a)	66,605	129,880
Bel Fuse, Inc. Class B (non-vtg.)	7,032	133,608
Black Box Corp.	16,753	445,630
Blonder Tongue Laboratories, Inc. (a)	3,352	3,386
Brocade Communications Systems, Inc. (a)	517,605	4,953,480
CalAmp Corp. (a)(d)	30,277	970,075
Calix Networks, Inc. (a)	25,252	200,753
Ciena Corp. (a)(d)	106,654	2,620,489
Cisco Systems, Inc.	6,002,230	130,848,614
Clearfield, Inc. (a)	10,596	247,946
CommScope Holding Co., Inc. (d)	65,332	1,580,381
Communications Systems, Inc.	4,311	58,069
Comtech Telecommunications Corp.	22,438	718,240
Digi International, Inc. (a)	21,456	204,905
EchoStar Holding Corp. Class A (a)	42,704	2,127,513
EMCORE Corp. (a)(d)	29,659	144,736
Emulex Corp. (a)	91,750	667,940
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	576,197

	Shares	Value
F5 Networks, Inc. (a)	85,953	$ 9,655,960
Finisar Corp. (a)(d)	110,449	2,617,641
Harmonic, Inc. (a)	107,478	697,532
Harris Corp.	115,971	8,560,979
Infinera Corp. (a)(d)	140,398	1,168,111
InterDigital, Inc.	54,293	1,655,937
Interphase Corp. (a)	10,718	51,339
Ixia (a)	83,745	1,035,088
JDS Uniphase Corp. (a)	268,467	3,699,475
Juniper Networks, Inc. (a)	570,419	15,253,004
KVH Industries, Inc. (a)	23,641	305,678
Lantronix, Inc. (a)	71	181
Meru Networks, Inc. (a)(d)	20,865	88,050
Motorola Solutions, Inc.	252,045	16,685,379
NETGEAR, Inc. (a)(d)	37,791	1,291,696
Novatel Wireless, Inc. (a)	27,517	66,316
NumereX Corp. Class A (a)	2,670	39,623
Oclaro, Inc. (a)	126,427	356,524
Oplink Communications, Inc. (a)	15,273	267,583
Optical Cable Corp.	564	2,194
Palo Alto Networks, Inc. (a)	52,358	3,725,272
Parkervision, Inc. (a)(d)	100,275	501,375
PC-Tel, Inc.	2,259	19,653
Plantronics, Inc.	53,885	2,391,416
Polycom, Inc. (a)(d)	189,613	2,533,230
Procera Networks, Inc. (a)(d)	21,122	232,976
QUALCOMM, Inc.	1,892,307	142,471,794
Relm Wireless Corp. (a)	9,436	29,723
Riverbed Technology, Inc. (a)(d)	188,588	4,201,741
Ruckus Wireless, Inc. (a)	70,783	990,962
ShoreTel, Inc. (a)	56,073	492,882
Sonus Networks, Inc. (a)	287,303	1,071,640
Tessco Technologies, Inc.	4,838	184,231
Ubiquiti Networks, Inc. (a)(d)	20,342	1,005,098
ViaSat, Inc. (a)(d)	47,347	3,158,518
Westell Technologies, Inc. Class A (a)	20,974	86,623
Zhone Technologies, Inc. (a)(d)	5,862	22,803
Zoom Technologies, Inc. (a)	3,134	14,385
		381,789,786
Computers & Peripherals - 3.2%
3D Systems Corp. (a)(d)	106,440	8,085,182
Apple, Inc.	1,010,277	531,648,119
Astro-Med, Inc.	4,606	63,655
Concurrent Computer Corp.	6,675	55,136
Cray, Inc. (a)(d)	45,237	1,569,272
Crossroads Systems, Inc. (a)(d)	9,071	20,591
Dataram Corp. (a)	556	1,518
Diebold, Inc.	89,599	3,350,107
Dot Hill Systems Corp. (a)	109,713	584,770
Electronics for Imaging, Inc. (a)	55,580	2,478,868
EMC Corp. (d)	2,290,422	60,398,428
Fusion-io, Inc. (a)(d)	99,991	1,096,901
Hewlett-Packard Co.	2,158,308	64,490,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	41,790	$ 152,116
Imation Corp. (a)	19,750	126,400
Immersion Corp. (a)	59,681	713,188
Intevac, Inc. (a)	17,689	133,198
Lexmark International, Inc. Class A	71,862	3,028,265
NCR Corp. (a)	203,607	6,932,818
NetApp, Inc.	387,745	15,668,775
Overland Storage, Inc. (a)	5,087	5,290
QLogic Corp. (a)	107,276	1,225,092
Quantum Corp. (a)(d)	267,446	312,912
Qumu Corp. (a)	6,017	95,069
SanDisk Corp.	251,675	18,699,453
Scan-Optics, Inc. (a)	300	0
Seagate Technology	368,699	19,242,401
Silicon Graphics International Corp. (a)(d)	32,579	401,047
Super Micro Computer, Inc. (a)	48,860	986,483
Transact Technologies, Inc.	3,411	39,568
U.S.A. Technologies, Inc. (a)(d)	38,549	80,953
Video Display Corp. (a)	2,957	11,296
Western Digital Corp.	235,126	20,453,611
Xplore Technologies Corp. (a)	2,067	12,381
		762,163,106
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,990
Aeroflex Holding Corp. (a)	11,165	89,208
Agilysys, Inc. (a)	38,149	553,923
Amphenol Corp. Class A	175,748	15,469,339
Anixter International, Inc.	27,054	2,893,425
Arrow Electronics, Inc. (a)	128,186	7,259,173
Audience, Inc. (a)	9,607	112,594
Avnet, Inc.	154,170	6,711,020
AVX Corp.	71,883	922,259
Badger Meter, Inc.	35,716	1,961,523
Belden, Inc.	50,406	3,635,785
Benchmark Electronics, Inc. (a)	50,023	1,192,548
CDW Corp.	67,267	1,760,377
Checkpoint Systems, Inc. (a)	41,082	601,851
ClearSign Combustion Corp. (a)(d)	7,019	65,628
Cognex Corp. (a)	109,040	4,106,446
Coherent, Inc. (a)	23,544	1,604,524
Control4 Corp. (d)	4,856	101,539
Corning, Inc.	1,625,355	31,320,591
CTS Corp.	23,806	486,119
Daktronics, Inc.	32,196	456,217
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,227,863
DTS, Inc. (a)(d)	19,732	400,757
Echelon Corp. (a)	32,190	96,570
Electro Rent Corp.	12,184	221,383
Electro Scientific Industries, Inc.	21,640	204,065
eMagin Corp. (a)	5,084	13,523

	Shares	Value
Fabrinet (a)	24,522	$ 476,217
FARO Technologies, Inc. (a)	18,648	1,073,006
FEI Co.	46,062	4,728,264
FLIR Systems, Inc.	171,079	5,840,637
Frequency Electronics, Inc. (a)	430	4,945
Giga-Tronics, Inc. (a)	2,579	3,585
GSI Group, Inc. (a)	5,175	64,946
I. D. Systems Inc. (a)	6,071	36,365
Identive Group, Inc. (a)	106,182	92,378
IEC Electronics Corp. (a)	86	372
Ingram Micro, Inc. Class A (a)	191,225	5,631,576
Insight Enterprises, Inc. (a)	39,665	911,502
Intelli-Check, Inc. (a)	4,366	3,308
InvenSense, Inc. (a)(d)	57,254	1,153,668
IPG Photonics Corp. (a)(d)	46,113	3,309,530
Iteris, Inc. (a)	1,032	2,291
Itron, Inc. (a)(d)	38,500	1,347,500
Jabil Circuit, Inc.	217,842	4,032,255
KEMET Corp. (a)	34,374	195,244
KEY Tronic Corp. (a)	6,483	67,099
LightPath Technologies, Inc. Class A (a)	376	617
Littelfuse, Inc.	24,950	2,354,532
LoJack Corp. (a)	24,621	149,696
LRAD Corp. (a)	56,581	123,912
Maxwell Technologies, Inc. (a)(d)	38,769	396,219
Measurement Specialties, Inc. (a)	15,282	932,202
Mercury Systems, Inc. (a)(d)	23,393	259,662
Mesa Laboratories, Inc.	2,184	190,882
Methode Electronics, Inc. Class A	42,247	1,432,173
MicroVision, Inc. (a)	33,140	67,274
MOCON, Inc.	2,209	37,089
MTS Systems Corp.	16,730	1,187,161
Multi-Fineline Electronix, Inc. (a)	10,240	149,197
National Instruments Corp.	115,875	3,356,899
Neonode, Inc. (a)(d)	33,197	239,682
NetList, Inc. (a)(d)	104,599	200,307
Newport Corp. (a)	41,609	861,306
OSI Systems, Inc. (a)	22,707	1,395,799
Park Electrochemical Corp.	16,314	464,786
PC Connection, Inc.	12,636	255,879
PC Mall, Inc. (a)	4,077	39,588
Planar Systems, Inc. (a)	2,277	5,283
Plexus Corp. (a)	33,577	1,381,694
Pulse Electronics Corp. (a)	5,013	20,052
RadiSys Corp. (a)	9,220	38,263
RealD, Inc. (a)(d)	37,860	418,353
Research Frontiers, Inc. (a)(d)	16,855	101,299
RF Industries Ltd.	5,778	38,366
Richardson Electronics Ltd.	23,707	260,540
Rofin-Sinar Technologies, Inc. (a)	22,270	522,677
Rogers Corp. (a)	16,870	1,091,489
Sanmina Corp. (a)	78,959	1,339,145
ScanSource, Inc. (a)	24,927	978,634
Speed Commerce, Inc. (a)(d)	43,920	172,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	30,841	$ 1,834,423
TE Connectivity Ltd.	462,365	27,085,342
Tech Data Corp. (a)	39,838	2,294,669
Trimble Navigation Ltd. (a)(d)	301,758	11,512,068
TTM Technologies, Inc. (a)	53,211	446,972
Uni-Pixel, Inc. (a)(d)	12,876	126,957
Universal Display Corp. (a)(d)	48,773	1,684,619
Viasystems Group, Inc. (a)	4,710	61,042
Vishay Intertechnology, Inc.	163,262	2,308,525
Vishay Precision Group, Inc. (a)	9,596	164,379
Wayside Technology Group, Inc.	1,232	17,420
Wireless Telecom Group, Inc. (a)	11,200	40,320
Zebra Technologies Corp. Class A (a)	57,315	3,954,162
Zygo Corp. (a)	11,158	168,597
		185,608,246
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	208,821	12,765,228
Angie's List, Inc. (a)(d)	39,732	552,672
AOL, Inc. (a)(d)	89,529	3,919,580
Autobytel, Inc. (a)	1,148	18,092
Bankrate, Inc. (a)(d)	42,017	845,802
Bazaarvoice, Inc. (a)(d)	31,078	210,087
Benefitfocus, Inc.	9,816	635,880
Blucora, Inc. (a)(d)	40,993	788,705
Brightcove, Inc. (a)	25,472	247,078
BroadVision, Inc. (a)	490	6,326
Carbonite, Inc. (a)	9,443	95,941
ChannelAdvisor Corp. (a)	9,463	429,431
comScore, Inc. (a)	35,536	1,123,648
Constant Contact, Inc. (a)	30,835	850,121
Conversant, Inc. (a)(d)	68,992	1,715,141
Cornerstone OnDemand, Inc. (a)(d)	56,736	3,312,248
CoStar Group, Inc. (a)	32,267	6,486,958
Crexendo, Inc. (a)	6,585	20,677
Cvent, Inc.	5,589	219,536
Daegis, Inc. (a)	3,645	4,301
Dealertrack Technologies (a)(d)	45,834	2,478,244
Demand Media, Inc. (a)(d)	42,676	206,979
Demandware, Inc. (a)	37,767	2,836,679
Dice Holdings, Inc. (a)(d)	50,678	372,990
Digital River, Inc. (a)	35,934	638,547
E2open, Inc. (a)(d)	9,328	259,225
Earthlink Holdings Corp.	136,356	534,516
eBay, Inc. (a)	1,308,058	76,874,569
eGain Communications Corp. (a)(d)	8,558	71,716
Endurance International Group Holdings, Inc.	22,941	346,180
Envestnet, Inc. (a)	31,274	1,308,504
Equinix, Inc. (a)(d)	57,542	10,930,678
Facebook, Inc. Class A (a)	1,846,553	126,415,018
Global Eagle Entertainment, Inc. (a)(d)	63,441	1,115,293

	Shares	Value
GlowPoint, Inc. (a)	18,770	$ 24,776
Gogo, Inc. (d)	13,710	285,854
Google, Inc. Class A (a)	314,888	382,793,597
IAC/InterActiveCorp	87,877	6,813,104
Internap Network Services Corp. (a)	49,823	379,651
IntraLinks Holdings, Inc. (a)	36,458	423,277
Inuvo, Inc. (a)	9,640	11,954
iPass, Inc. (a)	33,662	52,176
j2 Global, Inc.	55,909	2,873,723
Limelight Networks, Inc. (a)	33,081	71,455
LinkedIn Corp. (a)(d)	109,767	22,396,859
Liquidity Services, Inc. (a)(d)	37,923	971,587
LivePerson, Inc. (a)(d)	55,381	724,383
Local Corp. (a)	28,399	45,154
LogMeIn, Inc. (a)	22,955	960,667
Marchex, Inc. Class B	28,685	339,630
Marin Software, Inc. (d)	7,083	81,100
Marketo, Inc.	21,521	882,361
Mediabistro, Inc. (a)	147	340
MeetMe, Inc. (a)(d)	18,724	49,806
Millennial Media, Inc. (a)(d)	34,415	207,867
Monster Worldwide, Inc. (a)	97,552	777,489
Move, Inc. (a)	35,516	458,512
NIC, Inc.	78,994	1,535,643
OpenTable, Inc. (a)(d)	23,366	1,862,037
Pandora Media, Inc. (a)	184,344	6,898,152
Perficient, Inc. (a)	34,438	702,880
QuinStreet, Inc. (a)	17,620	116,116
Rackspace Hosting, Inc. (a)(d)	132,627	4,876,695
RealNetworks, Inc. (a)	28,670	215,312
Rocket Fuel, Inc.	8,626	483,574
SciQuest, Inc. (a)(d)	19,825	585,234
Selectica, Inc. (a)	552	3,853
Shutterstock, Inc. (a)(d)	10,696	1,062,968
Spark Networks, Inc. (a)(d)	16,620	100,052
SPS Commerce, Inc. (a)	19,140	1,297,692
Stamps.com, Inc. (a)	12,471	438,730
Support.com, Inc. (a)	117,655	295,314
Synacor, Inc. (a)	20,037	52,697
TechTarget, Inc. (a)	1,217	8,434
Textura Corp. (d)	17,853	480,424
TheStreet.com, Inc.	3,696	10,792
Travelzoo, Inc. (a)	5,383	127,146
Tremor Video, Inc. (d)	9,207	39,958
Trulia, Inc. (a)(d)	42,135	1,262,365
Twitter, Inc. (d)	80,705	4,431,512
United Online, Inc.	10,283	115,272
Unwired Planet, Inc.	100,320	148,474
VeriSign, Inc. (a)(d)	144,977	7,989,682
Vocus, Inc. (a)(d)	23,379	312,110
Web.com Group, Inc. (a)(d)	64,573	2,353,686
WebMD Health Corp. (a)(d)	44,803	1,989,701
XO Group, Inc. (a)	29,832	356,194
Xoom Corp.	19,461	545,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	1,058,836	$ 40,945,188
Yelp, Inc. (a)(d)	60,050	5,669,921
YuMe, Inc. (d)	6,211	39,688
Zillow, Inc. (a)(d)	23,405	1,956,658
Zix Corp. (a)	43,773	197,854
		769,769,412
IT Services - 3.4%
Accenture PLC Class A	713,976	59,509,900
Acxiom Corp. (a)	91,117	3,392,286
Alliance Data Systems Corp. (a)(d)	50,917	14,516,946
Amdocs Ltd.	195,710	8,705,181
Automatic Data Processing, Inc.	560,035	43,559,522
Blackhawk Network Holdings, Inc. (d)	10,875	269,483
Booz Allen Hamilton Holding Corp. Class A	80,553	1,694,030
Broadridge Financial Solutions, Inc.	126,853	4,789,969
CACI International, Inc. Class A (a)(d)	20,462	1,613,019
Cardtronics, Inc. (a)	44,777	1,814,364
Cass Information Systems, Inc.	3,955	205,660
Ciber, Inc. (a)	53,912	257,699
Cognizant Technology Solutions Corp. Class A (a)	339,084	35,285,081
Computer Sciences Corp.	174,620	11,035,984
Computer Task Group, Inc.	11,646	189,248
Convergys Corp. (d)	123,097	2,519,796
CoreLogic, Inc. (a)	113,020	3,684,452
CSG Systems International, Inc.	47,456	1,328,768
CSP, Inc.	3,696	30,677
Datalink Corp. (a)	21,583	315,328
DST Systems, Inc.	31,684	2,977,662
Edgewater Technology, Inc. (a)	2,875	19,665
EPAM Systems, Inc. (a)	32,476	1,361,719
Euronet Worldwide, Inc. (a)	64,215	2,456,866
EVERTEC, Inc.	73,649	1,786,725
ExlService Holdings, Inc. (a)	29,161	816,216
Fidelity National Information Services, Inc.	329,470	18,321,827
Fiserv, Inc. (a)	303,216	17,601,689
FleetCor Technologies, Inc. (a)	84,060	10,921,916
Forrester Research, Inc.	14,844	537,650
Gartner, Inc. Class A (a)(d)	108,666	7,558,807
Genpact Ltd. (a)	139,916	2,333,799
Global Cash Access Holdings, Inc. (a)	58,402	490,577
Global Payments, Inc. (d)	86,730	6,099,721
Hackett Group, Inc.	12,619	74,326
Heartland Payment Systems, Inc.	51,995	2,102,678
Higher One Holdings, Inc. (a)	26,817	214,536
IBM Corp.	1,144,549	211,936,138
iGATE Corp. (a)	38,740	1,311,349
Information Services Group, Inc. (a)	18,000	94,140
Innodata, Inc. (a)	14,010	45,953

	Shares	Value
Jack Henry & Associates, Inc.	97,558	$ 5,671,047
Leidos Holdings, Inc. (d)	88,093	3,934,233
Lionbridge Technologies, Inc. (a)	34,685	248,345
ManTech International Corp. Class A	23,021	673,825
MasterCard, Inc. Class A	1,154,284	89,710,952
Mattersight Corp. (a)	4,307	24,291
Maximus, Inc.	80,539	3,848,959
ModusLink Global Solutions, Inc. (a)	31,030	141,807
MoneyGram International, Inc. (a)	66,937	1,273,811
NCI, Inc. Class A (a)	12,261	147,132
Neustar, Inc. Class A (a)(d)	66,766	2,391,558
Paychex, Inc.	360,083	15,037,066
PFSweb, Inc. (a)	1,815	15,881
Planet Payment, Inc. (a)	40,113	136,785
PRG-Schultz International, Inc. (a)	5,640	34,066
Sapient Corp. (a)	136,229	2,371,747
Science Applications International Corp.	56,960	2,124,608
ServiceSource International, Inc. (a)(d)	52,332	477,268
StarTek, Inc. (a)	2,150	14,943
Sykes Enterprises, Inc. (a)	37,324	734,536
Syntel, Inc. (a)	20,991	1,980,711
Teletech Holdings, Inc. (a)	19,293	464,575
Teradata Corp. (a)(d)	183,403	8,421,866
The Management Network Group, Inc. (a)	206	700
The Western Union Co.	621,408	10,396,156
Total System Services, Inc.	171,609	5,227,210
Unisys Corp. (a)(d)	40,780	1,395,492
Vantiv, Inc. (a)(d)	129,522	4,122,685
VeriFone Systems, Inc. (a)	114,397	3,311,793
Virtusa Corp. (a)	35,863	1,304,337
Visa, Inc. Class A	570,296	128,852,678
WEX, Inc. (a)	45,780	4,432,420
Xerox Corp.	1,318,733	14,492,876
		797,197,711
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	37,951	1,041,375
Advanced Micro Devices, Inc. (a)(d)	718,505	2,665,654
AEHR Test Systems (a)	3,126	7,346
Aetrium, Inc. (a)	206	1,226
Altera Corp.	377,370	13,702,305
Amkor Technology, Inc. (a)(d)	161,169	954,120
Amtech Systems, Inc. (a)	12,381	138,172
ANADIGICS, Inc. (a)(d)	109,969	200,144
Analog Devices, Inc.	340,001	17,278,851
Applied Materials, Inc.	1,333,558	25,284,260
Applied Micro Circuits Corp. (a)(d)	98,689	1,130,976
Atmel Corp. (a)(d)	480,018	3,868,945
ATMI, Inc. (a)	28,610	973,026
Avago Technologies Ltd.	276,576	17,064,739
Axcelis Technologies, Inc. (a)	123,333	275,033
AXT, Inc. (a)	31,515	72,169
Broadcom Corp. Class A	594,914	17,680,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc.	71,516	$ 741,621
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,353,943
Cavium, Inc. (a)(d)	71,032	2,992,578
Ceva, Inc. (a)(d)	20,686	374,003
Cirrus Logic, Inc. (a)(d)	62,020	1,193,885
Cohu, Inc.	20,738	209,246
Cree, Inc. (a)(d)	134,448	8,259,141
CVD Equipment Corp. (a)(d)	24,298	359,610
Cypress Semiconductor Corp. (d)	200,786	1,965,695
Diodes, Inc. (a)	35,635	848,469
DSP Group, Inc. (a)	34,788	294,306
Entegris, Inc. (a)	143,226	1,725,873
Entropic Communications, Inc. (a)	130,146	570,039
Exar Corp. (a)	56,777	650,097
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,020,635
First Solar, Inc. (a)(d)	80,138	4,573,476
FormFactor, Inc. (a)	44,109	314,497
Freescale Semiconductor, Inc. (a)	51,501	1,171,648
GigOptix, Inc. (a)	17,428	28,408
GSI Technology, Inc. (a)	7,703	52,457
GT Advanced Technologies, Inc. (a)(d)	153,295	2,196,717
Hittite Microwave Corp.	37,699	2,223,487
Ikanos Communications, Inc. (a)	35,040	32,237
Inphi Corp. (a)	23,714	311,839
Integrated Device Technology, Inc. (a)	149,111	1,758,019
Integrated Silicon Solution, Inc. (a)	27,085	329,895
Intel Corp.	5,568,938	137,886,905
Intermolecular, Inc. (a)(d)	6,975	18,484
International Rectifier Corp. (a)(d)	83,741	2,256,820
Intersil Corp. Class A	155,240	1,974,653
Intest Corp. (a)	2,175	8,657
IXYS Corp.	38,644	425,857
KLA-Tencor Corp.	196,151	12,779,238
Kopin Corp. (a)	49,853	198,913
Kulicke & Soffa Industries, Inc. (a)	82,587	953,054
Lam Research Corp. (a)	188,211	9,736,155
Lattice Semiconductor Corp. (a)	136,230	1,031,261
Linear Technology Corp.	269,546	12,625,535
LSI Corp.	591,975	6,565,003
LTX-Credence Corp. (a)	48,731	493,158
M/A-COM Technology Solutions, Inc. (a)	10,000	169,600
Marvell Technology Group Ltd.	465,712	7,120,736
Mattson Technology, Inc. (a)	72,551	185,005
Maxim Integrated Products, Inc.	303,732	9,935,074
MaxLinear, Inc. Class A (a)	15,441	144,373
Micrel, Inc.	33,398	348,675
Microchip Technology, Inc. (d)	217,370	9,901,204
Micron Technology, Inc. (a)	1,180,658	28,560,117
Microsemi Corp. (a)	100,802	2,324,494

	Shares	Value
MKS Instruments, Inc.	59,577	$ 1,790,885
Monolithic Power Systems, Inc. (a)(d)	35,284	1,264,579
MoSys, Inc. (a)(d)	19,247	85,072
Nanometrics, Inc. (a)	28,664	526,271
NeoPhotonics Corp. (a)	16,785	138,476
NVE Corp. (a)	6,043	341,006
NVIDIA Corp.	631,690	11,610,462
Omnivision Technologies, Inc. (a)(d)	50,229	867,455
ON Semiconductor Corp. (a)	539,501	5,038,939
PDF Solutions, Inc. (a)	22,154	451,720
Peregrine Semiconductor Corp. (a)(d)	21,553	143,974
Pericom Semiconductor Corp. (a)	17,514	141,688
Photronics, Inc. (a)(d)	74,723	650,090
Pixelworks, Inc. (a)	22,798	113,534
PLX Technology, Inc. (a)	44,805	267,038
PMC-Sierra, Inc. (a)	199,312	1,462,950
Power Integrations, Inc.	37,256	2,202,947
QuickLogic Corp. (a)(d)	38,003	193,435
Rambus, Inc. (a)(d)	118,235	1,090,127
RF Micro Devices, Inc. (a)	315,164	2,231,361
Rubicon Technology, Inc. (a)(d)	25,049	323,383
Rudolph Technologies, Inc. (a)(d)	29,614	339,673
Semtech Corp. (a)	76,311	1,903,959
Sigma Designs, Inc. (a)	22,818	111,808
Silicon Image, Inc. (a)	84,424	510,765
Silicon Laboratories, Inc. (a)(d)	47,316	2,459,013
Skyworks Solutions, Inc. (a)(d)	219,186	7,772,336
Spansion, Inc. Class A (a)	45,268	738,321
STR Holdings, Inc. (a)	37,233	55,105
SunEdison, Inc. (a)(d)	278,643	5,115,885
SunPower Corp. (a)(d)	42,366	1,403,586
Supertex, Inc. (a)	19,548	643,716
Synaptics, Inc. (a)(d)	36,621	2,381,830
Teradyne, Inc. (a)(d)	265,875	5,391,945
Tessera Technologies, Inc.	44,982	977,009
Texas Instruments, Inc.	1,203,895	54,127,119
TriQuint Semiconductor, Inc. (a)(d)	199,172	2,437,865
Ultra Clean Holdings, Inc. (a)	18,783	247,184
Ultratech, Inc. (a)(d)	31,408	823,518
Veeco Instruments, Inc. (a)(d)	53,983	2,135,028
Vitesse Semiconductor Corp. (a)	9,484	34,522
Xilinx, Inc.	308,585	16,108,137
		521,200,016
Software - 3.6%
Accelrys, Inc. (a)	51,411	641,609
ACI Worldwide, Inc. (a)(d)	49,960	2,999,099
Activision Blizzard, Inc.	489,202	9,466,059
Actuate Corp. (a)	42,170	239,526
Adobe Systems, Inc. (a)	523,566	35,921,863
Advent Software, Inc.	46,269	1,420,458
American Software, Inc. Class A	10,878	113,784
ANSYS, Inc. (a)	112,596	9,404,018
Aspen Technology, Inc. (a)	119,658	5,617,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	253,631	$ 13,305,482
Barracuda Networks, Inc. (d)	9,965	358,242
Blackbaud, Inc.	47,578	1,490,143
Bottomline Technologies, Inc. (a)(d)	44,605	1,591,952
BroadSoft, Inc. (a)(d)	26,590	797,966
BSQUARE Corp. (a)	11,182	39,696
CA Technologies, Inc.	349,083	11,694,281
Cadence Design Systems, Inc. (a)(d)	338,143	5,183,732
Callidus Software, Inc. (a)(d)	32,625	402,266
Citrix Systems, Inc. (a)	209,768	12,596,568
CommVault Systems, Inc. (a)(d)	50,590	3,484,639
Compuware Corp.	202,971	2,222,532
Comverse, Inc. (a)	23,221	803,679
Concur Technologies, Inc. (a)(d)	54,717	6,754,814
Cyan, Inc. (d)	8,834	29,682
Datawatch Corp. (a)	1,950	65,540
Digimarc Corp.	6,216	182,626
Document Security Systems, Inc. (a)(d)	19,824	32,511
Ebix, Inc. (d)	31,393	510,136
Electronic Arts, Inc. (a)(d)	359,966	10,291,428
Ellie Mae, Inc. (a)(d)	31,804	985,924
Envivio, Inc. (a)	6,801	24,552
EPIQ Systems, Inc.	38,746	549,418
ePlus, Inc. (a)	2,450	139,332
Evolving Systems, Inc.	4,973	42,121
FactSet Research Systems, Inc.	53,360	5,618,274
Fair Isaac Corp.	37,437	2,011,490
FalconStor Software, Inc. (a)	37,427	64,749
FireEye, Inc. (d)	17,216	1,474,378
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	3,391,892
Gigamon, Inc. (a)(d)	13,202	416,655
Glu Mobile, Inc. (a)	98,358	494,741
GSE Systems, Inc. (a)	388	698
Guidance Software, Inc. (a)	13,894	151,584
Guidewire Software, Inc. (a)(d)	70,818	3,796,553
Imperva, Inc. (a)	22,847	1,431,821
Infoblox, Inc. (a)(d)	50,781	1,172,025
Informatica Corp. (a)	135,700	5,639,692
Interactive Intelligence Group, Inc. (a)	16,038	1,277,106
Intuit, Inc.	316,972	24,771,362
Jive Software, Inc. (a)(d)	30,754	250,338
Liquid Holdings Group, Inc. (d)	3,912	18,778
Majesco Entertainment Co. (a)	19,952	10,595
Manhattan Associates, Inc. (a)	82,280	3,117,589
Mentor Graphics Corp.	118,491	2,564,145
MICROS Systems, Inc. (a)(d)	83,538	4,637,194
Microsoft Corp.	8,530,245	326,793,686
MicroStrategy, Inc. Class A (a)	12,438	1,606,119
Mitek Systems, Inc. (a)(d)	15,896	84,408

	Shares	Value
Model N, Inc.	6,345	$ 69,732
Monotype Imaging Holdings, Inc.	41,411	1,177,729
NetScout Systems, Inc. (a)	39,020	1,481,980
NetSol Technologies, Inc. (a)(d)	10,165	47,166
NetSuite, Inc. (a)(d)	37,824	4,353,164
Nuance Communications, Inc. (a)(d)	295,143	4,512,736
Oracle Corp.	3,941,524	154,153,004
Parametric Technology Corp. (a)	128,240	5,041,114
Peerless Systems Corp. (a)	172	635
Pegasystems, Inc.	22,064	918,524
Progress Software Corp. (a)	56,172	1,400,930
Proofpoint, Inc. (a)(d)	24,372	1,010,219
PROS Holdings, Inc. (a)	23,721	817,188
QAD, Inc. Class B	4,298	71,433
Qlik Technologies, Inc. (a)	106,112	3,236,416
Qualys, Inc. (a)	15,390	417,223
Rally Software Development Corp.	9,834	195,598
RealPage, Inc. (a)(d)	66,111	1,170,165
Red Hat, Inc. (a)	210,389	12,410,847
Rosetta Stone, Inc. (a)	8,315	96,038
Rovi Corp. (a)	119,303	2,963,487
salesforce.com, Inc. (a)(d)	619,024	38,608,527
SeaChange International, Inc. (a)	17,668	186,397
ServiceNow, Inc. (a)(d)	114,859	7,817,304
Silver Spring Networks, Inc. (d)	4,334	76,278
Smith Micro Software, Inc. (a)	41,455	72,546
SolarWinds, Inc. (a)	71,945	3,322,420
Solera Holdings, Inc.	82,773	5,663,329
Sonic Foundry, Inc. (a)	155	1,544
Splunk, Inc. (a)	92,581	8,586,888
SS&C Technologies Holdings, Inc. (a)	79,064	3,058,196
Symantec Corp.	783,009	16,819,033
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	184,472	7,452,669
Tableau Software, Inc.	16,291	1,536,893
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,103,627
Tangoe, Inc. (a)(d)	45,871	872,466
TeleCommunication Systems, Inc. Class A (a)	49,377	107,148
TeleNav, Inc. (a)	12,035	72,330
TIBCO Software, Inc. (a)	175,849	3,831,750
TiVo, Inc. (a)	121,206	1,636,281
Tyler Technologies, Inc. (a)	30,080	2,820,902
Ultimate Software Group, Inc. (a)(d)	32,943	5,468,538
Vasco Data Security International, Inc. (a)	30,246	241,363
Verint Systems, Inc. (a)	68,085	3,187,059
VirnetX Holding Corp. (a)(d)	42,196	822,822
VMware, Inc. Class A (a)(d)	93,456	8,976,449
Voltari Corp. (a)(d)	4,240	15,985
Vringo, Inc. (a)(d)	39,609	160,416
Wave Systems Corp. Class A (a)(d)	27,069	28,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)(d)	33,866	$ 3,722,551
Zynga, Inc. (a)	705,556	3,570,113
		857,596,492
TOTAL INFORMATION TECHNOLOGY		4,275,324,769
MATERIALS - 3.8%
Chemicals - 2.6%
A. Schulman, Inc.	30,292	1,052,647
Advanced Emissions Solutions, Inc. (a)	14,209	765,865
Air Products & Chemicals, Inc.	232,770	28,239,656
Airgas, Inc.	78,679	8,481,596
Albemarle Corp.	94,402	6,229,588
American Vanguard Corp. (d)	23,997	533,933
Arabian American Development Co. (a)	28,770	352,145
Ashland, Inc.	82,040	7,742,115
Axiall Corp.	81,160	3,284,545
Balchem Corp.	30,888	1,560,153
Cabot Corp.	67,007	3,627,759
Calgon Carbon Corp. (a)	83,129	1,673,387
Celanese Corp. Class A	183,332	9,788,095
CF Industries Holdings, Inc.	64,252	16,120,827
Chase Corp.	3,188	96,118
Chemtura Corp. (a)	94,872	2,348,082
Clean Diesel Technologies, Inc. (a)(d)	42,378	114,421
Core Molding Technologies, Inc. (a)	5,919	87,897
Cytec Industries, Inc.	39,374	3,727,537
E.I. du Pont de Nemours & Co.	1,030,606	68,658,972
Eastman Chemical Co.	168,147	14,701,092
Ecolab, Inc.	304,750	32,836,813
Ferro Corp. (a)	111,135	1,458,091
Flotek Industries, Inc. (a)(d)	68,404	1,740,882
FMC Corp.	146,802	11,330,178
FutureFuel Corp.	18,211	315,961
GSE Holding, Inc. (a)	3,278	2,000
H.B. Fuller Co.	56,146	2,721,958
Hawkins, Inc.	5,329	189,872
Huntsman Corp.	203,808	4,964,763
Innophos Holdings, Inc.	26,761	1,469,714
Innospec, Inc.	50,796	2,210,134
International Flavors & Fragrances, Inc.	91,400	8,572,406
Intrepid Potash, Inc. (a)(d)	76,176	1,128,167
KMG Chemicals, Inc.	10,303	152,897
Koppers Holdings, Inc.	22,254	879,923
Kraton Performance Polymers, Inc. (a)	33,124	918,860
Kronos Worldwide, Inc.	25,586	390,954
Landec Corp. (a)	25,874	263,656
LSB Industries, Inc. (a)	18,952	619,541
LyondellBasell Industries NV Class A	485,892	42,797,367
Marrone Bio Innovations, Inc. (d)	5,712	82,995

	Shares	Value
Material Sciences Corp. (a)	4,565	$ 58,021
Minerals Technologies, Inc.	52,154	2,790,239
Monsanto Co.	586,694	64,548,074
NewMarket Corp. (d)	12,456	4,604,610
Olin Corp. (d)	81,888	2,144,647
OM Group, Inc.	32,193	1,017,299
OMNOVA Solutions, Inc. (a)	35,057	334,093
Penford Corp. (a)	6,469	86,361
PolyOne Corp.	103,882	3,895,575
PPG Industries, Inc.	155,823	30,824,906
Praxair, Inc.	323,450	42,168,177
Quaker Chemical Corp.	14,473	1,118,473
Rockwood Holdings, Inc.	88,136	6,952,168
RPM International, Inc.	164,614	6,890,742
Senomyx, Inc. (a)	31,786	316,589
Sensient Technologies Corp.	58,886	3,087,393
Sherwin-Williams Co.	94,962	19,037,982
Sigma Aldrich Corp.	130,116	12,284,252
Stepan Co.	25,296	1,537,997
Taminco Corp.	29,142	662,106
The Dow Chemical Co.	1,354,312	65,968,538
The Mosaic Co.	379,794	18,556,735
The Scotts Miracle-Gro Co. Class A (d)	51,798	2,958,184
Tredegar Corp.	24,439	608,775
Tronox Ltd. Class A	73,931	1,751,425
Valhi, Inc.	16,022	176,082
Valspar Corp.	85,270	6,373,933
W.R. Grace & Co. (a)	88,375	8,955,923
Westlake Chemical Corp. (d)	20,522	2,736,198
Zep, Inc.	16,526	290,858
Zoltek Companies, Inc. (a)	40,249	674,171
		607,644,088
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	6,173,060
Headwaters, Inc. (a)	105,333	1,404,089
Martin Marietta Materials, Inc.	56,358	6,874,549
Texas Industries, Inc. (a)(d)	20,369	1,729,328
U.S. Concrete, Inc. (a)	16,515	449,538
Vulcan Materials Co.	135,141	9,180,128
		25,810,692
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	277,499
Aptargroup, Inc. (d)	80,686	5,338,993
Avery Dennison Corp.	106,008	5,281,319
Ball Corp.	162,242	9,014,166
Bemis Co., Inc.	120,781	4,744,278
Berry Plastics Group, Inc. (a)	94,779	2,305,973
Crown Holdings, Inc. (a)	150,108	6,757,862
Graphic Packaging Holding Co. (a)	324,660	3,324,518
Greif, Inc. Class A	37,275	1,865,987
MeadWestvaco Corp. (d)	211,721	7,924,717
Myers Industries, Inc.	25,717	552,916
Owens-Illinois, Inc. (a)	185,599	6,295,518
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	102,376	$ 7,462,187
Rock-Tenn Co. Class A	80,530	8,988,759
Sealed Air Corp.	219,080	7,457,483
Silgan Holdings, Inc.	46,246	2,229,520
Sonoco Products Co.	108,130	4,539,297
UFP Technologies, Inc. (a)	2,454	62,798
		84,423,790
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	538,893
AK Steel Holding Corp. (a)(d)	121,218	752,764
Alcoa, Inc. (d)	1,189,039	13,959,318
Allegheny Technologies, Inc. (d)	125,307	3,982,256
Allied Nevada Gold Corp. (a)(d)	93,899	491,092
Amcol International Corp.	23,278	1,033,078
Carpenter Technology Corp.	60,383	3,571,654
Century Aluminum Co. (a)	60,542	716,817
Cliffs Natural Resources, Inc. (d)	159,769	3,200,173
Coeur d'Alene Mines Corp. (a)(d)	146,764	1,614,404
Commercial Metals Co.	130,792	2,530,825
Compass Minerals International, Inc.	33,319	2,843,777
Comstock Mining, Inc. (a)(d)	56,723	113,446
Freeport-McMoRan Copper & Gold, Inc.	1,143,264	37,293,272
Friedman Industries	2,001	16,908
General Moly, Inc. (a)(d)	60,513	72,010
Globe Specialty Metals, Inc.	70,310	1,397,060
Gold Resource Corp.	44,371	228,511
Golden Minerals Co. (a)(d)	71,014	75,275
Handy & Harman Ltd. (a)	5,646	103,209
Haynes International, Inc.	12,361	612,240
Hecla Mining Co.	336,707	1,138,070
Horsehead Holding Corp. (a)(d)	61,719	1,096,747
Kaiser Aluminum Corp. (d)	16,273	1,148,711
Materion Corp.	22,336	660,922
McEwen Mining, Inc. (a)(d)	267,762	779,187
Mines Management, Inc. (a)(d)	24,109	32,788
Molycorp, Inc. (a)(d)	202,465	1,056,867
Newmont Mining Corp.	560,419	13,035,346
Noranda Aluminium Holding Corp.	73,305	315,945
Nucor Corp.	393,954	19,792,249
Olympic Steel, Inc.	12,703	349,460
Paramount Gold & Silver Corp. (a)(d)	34,874	47,080
Reliance Steel & Aluminum Co.	95,402	6,609,451
Royal Gold, Inc. (d)	79,101	5,435,030
RTI International Metals, Inc. (a)(d)	27,976	760,108
Schnitzer Steel Industries, Inc. Class A (d)	20,284	514,605
Silver Bull Resources, Inc. (a)(d)	60,971	23,169
Solitario Exploration & Royalty Corp. (a)	18,115	28,259
Steel Dynamics, Inc.	277,791	4,844,675
Stillwater Mining Co. (a)(d)	124,032	1,679,393
SunCoke Energy, Inc. (a)	69,275	1,543,447

	Shares	Value
Synalloy Corp.	8,615	$ 117,422
Timberline Resources Corp. (a)	18,994	2,792
U.S. Antimony Corp. (a)(d)	24,962	46,180
U.S. Silica Holdings, Inc. (d)	63,033	2,067,482
United States Steel Corp. (d)	162,680	3,940,110
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	219,947
Walter Energy, Inc. (d)	65,194	703,443
Worthington Industries, Inc.	60,686	2,418,944
		145,554,811
Paper & Forest Products - 0.2%
Boise Cascade Co.	37,823	1,119,183
Clearwater Paper Corp. (a)	22,216	1,418,492
Deltic Timber Corp.	13,533	851,767
Domtar Corp.	36,405	4,032,946
International Paper Co.	492,581	24,082,285
Kapstone Paper & Packaging Corp. (a)	106,018	3,370,312
Louisiana-Pacific Corp. (a)(d)	160,954	3,024,326
Neenah Paper, Inc.	13,754	690,588
P.H. Glatfelter Co.	45,036	1,366,843
Resolute Forest Products (a)(d)	103,317	2,116,965
Schweitzer-Mauduit International, Inc.	39,736	1,912,494
Verso Paper Corp. (a)(d)	23,529	57,646
Wausau-Mosinee Paper Corp.	43,988	582,841
		44,626,688
TOTAL MATERIALS		908,060,069
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)	89,195	943,683
Alaska Communication Systems Group, Inc. (a)	135,810	297,424
AT&T, Inc.	5,886,551	187,957,573
Atlantic Tele-Network, Inc.	16,949	1,110,837
Cbeyond, Inc. (a)	59,758	409,342
CenturyLink, Inc.	676,308	21,141,388
Cincinnati Bell, Inc. (a)(d)	198,209	664,000
Cogent Communications Group, Inc.	64,769	2,483,243
Consolidated Communications Holdings, Inc.	59,983	1,143,276
Elephant Talk Communication, Inc. (a)(d)	63,184	80,244
FairPoint Communications, Inc. (a)(d)	43,838	582,169
Frontier Communications Corp. (d)	1,084,701	5,293,341
General Communications, Inc. Class A (a)	33,964	353,565
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	337,997
HickoryTech Corp.	2,523	34,388
IDT Corp. Class B	44,765	803,532
inContact, Inc. (a)	42,838	386,399
Inteliquent, Inc.	28,172	393,281
Intelsat SA	20,815	412,970
Iridium Communications, Inc. (a)(d)	61,404	400,354
Level 3 Communications, Inc. (a)	186,783	6,877,350
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lumos Networks Corp.	15,837	$ 229,953
ORBCOMM, Inc. (a)(d)	36,232	282,972
Premiere Global Services, Inc. (a)	64,433	728,737
Straight Path Communications, Inc. Class B (a)	22,382	182,637
Towerstream Corp. (a)(d)	39,383	103,971
TW Telecom, Inc. (a)	182,316	5,580,693
Verizon Communications, Inc.	4,656,446	221,553,701
Vonage Holdings Corp. (a)	198,077	913,135
Windstream Holdings, Inc. (d)	719,900	5,773,598
xG Technology, Inc. (a)	1,492	1,925
		467,457,678
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	90,572
Crown Castle International Corp.	367,969	27,928,847
Leap Wireless International, Inc. (a)	51,525	902,718
NII Holdings, Inc. (a)(d)	160,624	184,718
NTELOS Holdings Corp. (d)	10,948	153,053
SBA Communications Corp. Class A (a)(d)	144,863	13,786,612
Shenandoah Telecommunications Co. (d)	22,919	605,749
Sprint Corp. (a)(d)	965,514	8,438,592
T-Mobile U.S., Inc. (a)	283,965	8,660,933
Telephone & Data Systems, Inc.	127,836	2,913,382
U.S. Cellular Corp. (d)	27,310	985,618
U.S.A. Mobility, Inc.	43,148	623,489
		65,274,283
TOTAL TELECOMMUNICATION SERVICES		532,731,961
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,391,345
American Electric Power Co., Inc.	543,716	27,294,543
Cleco Corp.	77,341	3,822,966
Duke Energy Corp.	793,610	56,251,077
Edison International	374,884	19,632,675
El Paso Electric Co.	44,691	1,575,358
Empire District Electric Co.	52,048	1,235,620
Entergy Corp.	192,366	12,276,798
Exelon Corp.	959,959	29,192,353
FirstEnergy Corp.	464,435	14,295,309
Genie Energy Ltd. Class B (a)	11,430	130,988
Great Plains Energy, Inc.	172,510	4,531,838
Hawaiian Electric Industries, Inc. (d)	141,071	3,584,614
IDACORP, Inc.	64,805	3,641,393
ITC Holdings Corp. (d)	64,744	6,642,734
MGE Energy, Inc.	45,573	1,758,206
NextEra Energy, Inc.	475,747	43,478,518
Northeast Utilities	345,580	15,361,031
NRG Yield, Inc. Class A	38,525	1,470,885

	Shares	Value
OGE Energy Corp.	236,316	$ 8,507,376
Otter Tail Corp.	43,707	1,320,826
Pepco Holdings, Inc.	313,266	6,387,494
Pinnacle West Capital Corp.	111,381	6,198,353
PNM Resources, Inc.	88,029	2,301,958
Portland General Electric Co. (d)	105,772	3,363,550
PPL Corp.	688,750	22,239,738
Southern Co.	966,778	40,943,048
UIL Holdings Corp.	67,226	2,602,991
Unitil Corp.	19,695	619,999
UNS Energy Corp.	49,000	2,964,990
Westar Energy, Inc. (d)	158,635	5,428,490
Xcel Energy, Inc.	551,741	16,712,235
		368,159,299
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	6,818,448
Atmos Energy Corp.	111,091	5,121,295
Chesapeake Utilities Corp.	10,363	613,904
Delta Natural Gas Co., Inc.	3,078	63,284
Gas Natural, Inc.	8,386	78,493
Laclede Group, Inc.	39,614	1,816,302
National Fuel Gas Co. (d)	95,902	7,204,158
New Jersey Resources Corp.	42,760	1,924,628
Northwest Natural Gas Co. (d)	34,699	1,487,546
ONE Gas, Inc. (a)	57,154	1,942,093
Piedmont Natural Gas Co., Inc. (d)	100,435	3,396,712
Questar Corp.	223,693	5,312,709
South Jersey Industries, Inc.	34,725	1,985,576
Southwest Gas Corp.	59,138	3,194,635
UGI Corp.	117,609	5,255,946
WGL Holdings, Inc.	56,924	2,287,776
		48,503,505
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	49,691
Black Hills Corp.	46,600	2,642,686
Calpine Corp. (a)	397,038	7,563,574
Dynegy, Inc. (a)(d)	119,122	2,786,264
NRG Energy, Inc.	349,560	10,161,709
Ormat Technologies, Inc.	29,840	828,060
Pattern Energy Group, Inc.	12,537	343,514
The AES Corp.	753,024	10,278,778
		34,654,276
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	7,956,466
Ameren Corp.	265,803	10,741,099
Avista Corp.	75,556	2,236,458
CenterPoint Energy, Inc.	475,745	11,251,369
CMS Energy Corp.	256,908	7,303,894
Consolidated Edison, Inc.	319,943	17,932,805
Dominion Resources, Inc.	648,847	45,029,982
DTE Energy Co.	188,435	13,522,096
Integrys Energy Group, Inc.	96,715	5,538,868
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
MDU Resources Group, Inc.	236,188	$ 8,020,944
NiSource, Inc.	341,808	11,901,755
NorthWestern Energy Corp.	42,329	1,944,594
PG&E Corp.	504,980	22,249,419
Public Service Enterprise Group, Inc.	546,907	20,049,611
SCANA Corp.	162,365	8,037,068
Sempra Energy	251,902	23,797,182
TECO Energy, Inc. (d)	187,457	3,145,528
Vectren Corp.	101,909	3,920,439
Wisconsin Energy Corp.	230,273	10,122,801
		234,702,378
Water Utilities - 0.1%
American States Water Co.	52,884	1,588,107
American Water Works Co., Inc.	210,972	9,459,984
Aqua America, Inc.	225,525	5,680,975
Artesian Resources Corp. Class A	8,755	190,509
Cadiz, Inc. (a)(d)	5,759	42,962
California Water Service Group	51,749	1,216,619
Connecticut Water Service, Inc.	5,010	164,528
Middlesex Water Co.	7,054	142,561
Pure Cycle Corp. (a)	17,116	107,146
SJW Corp.	12,324	364,667
York Water Co.	5,248	105,852
		19,063,910
TOTAL UTILITIES		705,083,368
TOTAL COMMON STOCKS (Cost $16,250,440,878)		23,418,727,733
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 6/26/14 (e) (Cost $14,996,673)	$ 15,000,000	14,997,994
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	281,284,910	$ 281,284,910
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,931,617,603	1,931,617,603
TOTAL MONEY MARKET FUNDS (Cost $2,212,902,513)		2,212,902,513
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $18,478,340,064)	25,646,628,240
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(1,925,167,819)
NET ASSETS - 100%	$ 23,721,460,421
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
946 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 87,864,480	$ 3,274,319
124 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	17,040,080	1,121,729
314 CME S&P 500 Index Contracts (United States)	March 2014	145,821,600	7,197,628
289 ICE Russell 2000 Index Contracts (United States)	March 2014	34,156,910	2,331,815
TOTAL EQUITY INDEX CONTRACTS		$ 284,883,070	$ 13,925,491
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,997,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 320,160
Fidelity Securities Lending Cash Central Fund	6,971,619
Total	$ 7,291,779
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,081,633,533	$ 3,081,623,672	$ -	$ 9,861
Consumer Staples	1,930,067,396	1,930,067,396	-	-
Energy	2,163,926,777	2,163,920,056	-	6,721
Financials	3,994,753,449	3,994,750,004	-	3,445
Health Care	3,116,256,118	3,116,256,118	-	-
Industrials	2,710,890,293	2,710,890,293	-	-
Information Technology	4,275,324,769	4,275,324,769	-	-
Materials	908,060,069	908,060,069	-	-
Telecommunication Services	532,731,961	532,731,961	-	-
Utilities	705,083,368	705,083,368	-	-
U.S. Government and Government Agency Obligations	14,997,994	-	14,997,994	-
Money Market Funds	2,212,902,513	2,212,902,513	-	-
Total Investments in Securities:	$ 25,646,628,240	$ 25,631,610,219	$ 14,997,994	$ 20,027
Derivative Instruments:
Assets
Futures Contracts	$ 13,925,491	$ 13,925,491	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,925,491	$ -
Total Value of Derivatives	$ 13,925,491	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $1,873,697,915) - See accompanying schedule: Unaffiliated issuers (cost $16,265,437,551)	$ 23,433,725,727
Fidelity Central Funds (cost $2,212,902,513)	2,212,902,513
Total Investments (cost $18,478,340,064)		$ 25,646,628,240
Segregated cash with brokers for derivative instruments		1,466,500
Cash		43,426
Receivable for investments sold		1,586,542
Receivable for fund shares sold		20,376,252
Dividends receivable		44,826,154
Distributions receivable from Fidelity Central Funds		606,198
Receivable for daily variation margin for derivative instruments		416,694
Receivable from investment adviser for expense reductions		165,649
Other receivables		269,138
Total assets		25,716,384,793

Liabilities
Payable for investments purchased	$ 2,075,242
Payable for fund shares redeemed	59,692,620
Accrued management fee	863,747
Other affiliated payables	411,813
Other payables and accrued expenses	263,347
Collateral on securities loaned, at value	1,931,617,603
Total liabilities		1,994,924,372

Net Assets		$ 23,721,460,421
Net Assets consist of:
Paid in capital		$ 16,762,706,991
Undistributed net investment income		64,203,855
Accumulated undistributed net realized gain (loss) on investments		(287,664,092)
Net unrealized appreciation (depreciation) on investments		7,182,213,667
Net Assets		$ 23,721,460,421

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($1,694,211,705 ÷ 30,855,458 shares)	$ 54.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($14,943,835,222 ÷ 272,141,814 shares)	$ 54.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,254,047,015 ÷ 22,840,088 shares)	$ 54.91

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($740,877,341 ÷ 13,494,489 shares)	$ 54.90

Class F: Net Asset Value, offering price and redemption price per share ($5,088,489,138 ÷ 92,657,809 shares)	$ 54.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 371,829,732
Interest		13,401
Income from Fidelity Central Funds		7,291,779
Total income		379,134,912

Expenses
Management fee	$ 8,782,815
Transfer agent fees	4,332,747
Independent trustees' compensation	91,991
Miscellaneous	35,669
Total expenses before reductions	13,243,222
Expense reductions	(1,661,728)	11,581,494
Net investment income (loss)		367,553,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,936,630
Futures contracts	61,726,820
Total net realized gain (loss)		94,663,450
Change in net unrealized appreciation (depreciation) on: Investment securities	4,092,286,619
Futures contracts	1,481,401
Total change in net unrealized appreciation (depreciation)		4,093,768,020
Net gain (loss)		4,188,431,470
Net increase (decrease) in net assets resulting from operations		$ 4,555,984,888

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 367,553,418	$ 296,694,580
Net realized gain (loss)	94,663,450	79,867,728
Change in net unrealized appreciation (depreciation)	4,093,768,020	1,452,200,750
Net increase (decrease) in net assets resulting from operations	4,555,984,888	1,828,763,058
Distributions to shareholders from net investment income	(333,228,634)	(264,325,861)
Share transactions - net increase (decrease)	3,674,586,365	1,964,414,886
Redemption fees	409,245	275,392
Total increase (decrease) in net assets	7,897,751,864	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $64,203,855 and undistributed net investment income of $46,240,356, respectively)	$ 23,721,460,421	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) B	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	10.74	4.40	.96	7.03	10.96
Total from investment operations	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	(.02	(.02)
Total distributions	(.80)	(.77)	(.65)	(.62)	(.58) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total Return A	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) B	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	10.73	4.39	.97	7.03	10.95
Total from investment operations	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.82)	(.78)	(.66)	(.63)	(.59) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return A	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.94	.89	.36
Net realized and unrealized gain (loss)	10.75	4.40	5.26
Total from investment operations	11.69	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55
Total Return B, C	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.05%	.06%	.06% A
Expenses net of all reductions	.05%	.06%	.06% A
Net investment income (loss)	1.90%	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.95	.90	.36
Net realized and unrealized gain (loss)	10.73	4.39	5.26
Total from investment operations	11.68	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.90	$ 44.05	$ 39.55
Total Return B, C	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% L	.05% A, L
Net investment income (loss)	1.90%	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	10.74	4.39	.97	7.02	1.67
Total from investment operations	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.90%	2.20%	1.89%	1.83%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2%	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,072,503,089
Gross unrealized depreciation	(970,747,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,101,756,019

Tax Cost	$ 18,544,872,221

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 64,467,196
Capital loss carryforward	$ (207,206,435)
Net unrealized appreciation (depreciation)	$ 7,101,756,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013
Ordinary Income	$ 333,228,634	$ 264,325,861

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $61,726,820 and a change in net unrealized appreciation (depreciation) of $1,481,401 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,118,323,342 and $426,916,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 825,264
Fidelity Advantage Class	3,145,998
Institutional Class	258,718
Fidelity Advantage Institutional Class	102,767
$ 4,332,747

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,971,619.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 1,333,201
Institutional Class	.05%	213,091
Fidelity Advantage Institutional Class	.045%	106,042

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,773.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $621.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
From net investment income
Investor Class	$ 24,178,210	$ 58,496,193
Fidelity Advantage Class	212,433,599	134,301,377
Institutional Class	16,995,240	15,312,994
Fidelity Advantage Institutional Class	11,661,673	9,729,037
Class F	67,959,912	46,486,260
Total	$ 333,228,634	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Investor Class
Shares sold	13,726,971	18,000,373	$ 685,400,376	$ 734,600,452
Reinvestment of distributions	466,133	1,376,779	23,728,673	55,808,530
Shares redeemed	(12,971,415)	(75,188,401)	(649,468,987)	(3,168,012,059)
Net increase (decrease)	1,221,689	(55,811,249)	$ 59,660,062	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	72,166,611	97,957,582	$ 3,601,364,439	$ 4,121,057,430
Reinvestment of distributions	3,745,162	2,934,640	190,913,094	119,002,705
Shares redeemed	(36,714,608)	(33,199,050)	(1,840,823,512)	(1,350,946,307)
Net increase (decrease)	39,197,165	67,693,172	$ 1,951,454,021	$ 2,889,113,828
Institutional Class
Shares sold	7,454,458	8,433,106	$ 381,027,979	$ 338,510,978
Reinvestment of distributions	333,909	377,853	16,995,240	15,312,994
Shares redeemed	(4,837,839)	(6,455,224)	(242,799,293)	(253,857,664)
Net increase (decrease)	2,950,528	2,355,735	$ 155,223,926	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	4,684,496	10,372,973	$ 230,291,144	$ 406,066,075
Reinvestment of distributions	228,738	239,832	11,661,673	9,729,037
Shares redeemed	(3,821,617)	(3,007,383)	(196,468,546)	(124,740,192)
Net increase (decrease)	1,091,617	7,605,422	$ 45,484,271	$ 291,054,920
Class F
Shares sold	37,948,097	31,085,123	$ 1,934,234,147	$ 1,254,633,446
Reinvestment of distributions	1,330,096	1,145,187	67,959,912	46,486,260
Shares redeemed	(10,922,888)	(5,709,687)	(539,429,974)	(239,236,799)
Net increase (decrease)	28,355,305	26,520,623	$ 1,462,764,085	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,189.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,189.80	$ .38
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,189.70	$ .33
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,150.00	$ 1.07
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,150.60	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,150.60	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Spartan International Index - continued
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,150.70	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Fidelity Advantage Institutional ClassA	32.44%	28.03%	10.18%

A The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Fidelity Advantage Institutional Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period. The initial offering of Fidelity Advantage Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Fidelity Advantage Institutional Class.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain, for example. On the other hand, both cyclical and defensive stocks had representation in the top-performing industry sectors: returns were highest in health care and consumer discretionary; lowest in utilities and telecommunication services. From a macroeconomic perspective, data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the year, the fund's Fidelity Advantage® Institutional Class shares gained 32.44%, in line with the 32.38% advance of the Dow Jones U.S. Completion Total Stock Market IndexSM. In a strong market environment, all 10 sectors in the Dow Jones Completion index were up by double digits, and even the worst-faring category - financials - rose about 17%. Not surprisingly in such a strong market environment, many more stocks contributed to performance than detracted from it. The biggest individual contributor was social networking company Facebook, whose shares more than doubled during the period, thanks in part to better-than-expected earnings. Another stock to add significant value was Tesla Motors, a maker of electric vehicles. Tesla's shares were up about sevenfold, thanks to healthy growth in revenue and mounting optimism on the part of investors about demand for the company's cars. Elsewhere, Illumina, a maker of genetic-analysis tools, did very well, as did many of its counterparts in the pharmaceutical, biotechnology & life sciences industry - the second-best performing group in the index. Also contributing was casino gaming operator Las Vegas Sands, whose strong financial results were lifted by good performance from its Asian properties. In contrast, two notable individual detractors were Annaly Capital Management and American Capital Agency. As the market rose, these and other mortgage real estate investment trusts (REITs) tended to be left behind, as investors worried about the potential impact of higher interest rates. Also detracting was lululemon athletica, a retailer of yogawear whose shares were hit in January after the company reported weaker-than-expected earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.8	0.6
Liberty Global PLC Class A	0.8	0.8
Illumina, Inc.	0.5	0.3
Tesla Motors, Inc.	0.5	0.3
LinkedIn Corp.	0.5	0.5
United Continental Holdings, Inc.	0.4	0.3
HCA Holdings, Inc.	0.4	0.3
Avago Technologies Ltd.	0.4	0.2
Green Mountain Coffee Roasters, Inc.	0.4	0.3
Liberty Interactive Corp. Series A	0.3	0.3
	5.0
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	21.6
Information Technology	16.1	15.3
Consumer Discretionary	15.7	16.1
Industrials	14.7	14.7
Health Care	11.9	11.1
Energy	6.0	6.4
Materials	5.2	5.1
Consumer Staples	3.3	3.7
Utilities	3.1	3.3
Telecommunication Services	1.2	1.2

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	286,508	$ 8,532,208
American Axle & Manufacturing Holdings, Inc. (a)	235,674	4,555,578
Autoliv, Inc. (d)	316,575	30,498,836
Cooper Tire & Rubber Co.	205,507	5,123,290
Dana Holding Corp.	487,155	10,561,520
Dorman Products, Inc. (a)(d)	103,132	5,942,466
Drew Industries, Inc.	78,727	3,876,517
Federal-Mogul Corp. Class A (a)	112,607	2,121,516
Fox Factory Holding Corp.	39,294	656,210
Fuel Systems Solutions, Inc. (a)	54,919	705,709
Gentex Corp.	480,934	15,086,900
Gentherm, Inc. (a)	117,071	3,310,768
Lear Corp.	260,626	21,162,831
Modine Manufacturing Co. (a)	171,375	2,534,636
Motorcar Parts of America, Inc. (a)	46,991	1,157,388
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	70,417	607,699
Remy International, Inc.	47,195	1,051,977
Shiloh Industries, Inc. (a)	22,518	439,101
Spartan Motors, Inc.	75,935	430,551
Standard Motor Products, Inc.	71,623	2,517,548
Stoneridge, Inc. (a)	89,076	980,727
Strattec Security Corp.	10,303	718,325
Superior Industries International, Inc.	84,602	1,546,525
Tenneco, Inc. (a)	198,342	11,948,122
Tower International, Inc. (a)	57,875	1,486,230
TRW Automotive Holdings Corp. (a)	381,676	31,419,568
UQM Technologies, Inc. (a)(d)	78,497	135,800
Visteon Corp. (a)	163,505	13,641,222
		182,749,768
Automobiles - 0.5%
Tesla Motors, Inc. (a)(d)	273,734	67,012,821
Thor Industries, Inc.	150,431	8,425,640
Winnebago Industries, Inc. (a)	100,663	2,683,676
		78,122,137
Distributors - 0.3%
Core-Mark Holding Co., Inc.	41,529	3,247,568
LKQ Corp. (a)	1,000,300	27,898,367
Pool Corp.	154,363	9,024,061
VOXX International Corp. (a)	62,477	812,201
Weyco Group, Inc.	16,952	447,194
		41,429,391
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	58,621	2,076,356
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	328,402	10,945,639
Ascent Capital Group, Inc. (a)(d)	43,140	3,167,770
Bridgepoint Education, Inc. (a)	37,103	715,717
Bright Horizons Family Solutions, Inc. (a)	73,892	2,916,517

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 33,194
Capella Education Co.	34,672	2,304,995
Career Education Corp. (a)	187,149	1,383,031
Carriage Services, Inc.	49,366	1,008,547
Collectors Universe, Inc. (d)	17,833	320,994
Corinthian Colleges, Inc. (a)(d)	321,385	501,361
DeVry, Inc.	188,899	7,935,647
Education Management Corp. (a)(d)	71,409	424,169
Grand Canyon Education, Inc. (a)(d)	150,716	7,143,938
Hillenbrand, Inc.	215,614	6,442,546
Houghton Mifflin Harcourt Co.	84,821	1,723,563
ITT Educational Services, Inc. (a)(d)	61,723	1,915,265
JTH Holding, Inc. Class A (a)(d)	11,299	285,865
K12, Inc. (a)(d)	105,616	2,390,090
Learning Tree International, Inc. (a)	12,160	38,547
LifeLock, Inc. (a)(d)	225,007	4,479,889
Lincoln Educational Services Corp.	64,172	288,774
Matthews International Corp. Class A	93,477	3,835,361
National American University Holdings, Inc.	23,237	87,371
Regis Corp.	155,503	2,186,372
Service Corp. International	703,436	13,147,219
Sotheby's Class A (Ltd. vtg.)	223,768	10,519,334
Steiner Leisure Ltd. (a)	44,479	1,966,861
Strayer Education, Inc. (a)(d)	37,506	1,791,662
Universal Technical Institute, Inc.	65,787	890,098
Weight Watchers International, Inc. (d)	88,957	1,891,226
		94,757,918
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc.	48,627	192,077
Ark Restaurants Corp.	8,457	186,054
Bally Technologies, Inc. (a)	124,956	8,465,769
Biglari Holdings, Inc. (d)	5,497	2,468,098
BJ's Restaurants, Inc. (a)(d)	87,061	2,411,590
Bloomin' Brands, Inc. (a)	147,792	3,715,491
Bob Evans Farms, Inc.	93,507	4,838,052
Boyd Gaming Corp. (a)	254,155	2,953,281
Bravo Brio Restaurant Group, Inc. (a)	63,389	981,896
Brinker International, Inc.	221,072	12,158,960
Buffalo Wild Wings, Inc. (a)(d)	60,734	8,806,430
Burger King Worldwide, Inc. (d)	215,326	5,723,365
Caesars Entertainment Corp. (a)(d)	126,132	3,274,387
Carrols Restaurant Group, Inc. (a)	55,247	392,254
Century Casinos, Inc. (a)	65,094	441,988
Choice Hotels International, Inc.	116,208	5,674,437
Churchill Downs, Inc.	48,125	4,475,625
Chuys Holdings, Inc. (a)(d)	60,855	2,422,638
ClubCorp Holdings, Inc.	71,917	1,252,794
Cosi, Inc. (a)(d)	22,932	30,270
Cracker Barrel Old Country Store, Inc.	81,287	8,083,992
Del Frisco's Restaurant Group, Inc. (a)	86,188	2,244,336
Denny's Corp. (a)(d)	303,172	2,061,570
Diamond Resorts International, Inc.	63,881	1,161,995
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc.	55,945	$ 4,685,394
Diversified Restaurant Holdings, Inc. (a)	9,282	44,368
Domino's Pizza, Inc.	179,478	14,189,531
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	44,378
Dover Motorsports, Inc.	22,686	51,270
Dunkin' Brands Group, Inc.	350,404	18,105,375
Einstein Noah Restaurant Group, Inc.	32,777	489,033
Empire Resorts, Inc. (a)(d)	31,800	245,496
Entertainment Gaming Asia, Inc. (a)	41,906	47,354
Extended Stay America, Inc. unit	110,822	2,823,745
Famous Dave's of America, Inc. (a)	17,917	438,608
Fiesta Restaurant Group, Inc. (a)	77,817	3,908,748
Frisch's Restaurants, Inc.	8,068	192,180
Full House Resorts, Inc. (a)	24,413	58,347
Gaming Partners International Corp. (a)	1,584	15,143
Hyatt Hotels Corp. Class A (a)(d)	197,385	10,295,602
Ignite Restaurant Group, Inc. (a)(d)	17,224	210,822
International Speedway Corp. Class A	94,111	3,174,364
Interval Leisure Group, Inc.	143,029	3,888,959
Isle of Capri Casinos, Inc. (a)	74,961	674,649
Jack in the Box, Inc. (a)	141,594	8,134,575
Jamba, Inc. (a)(d)	49,896	630,186
Kona Grill, Inc. (a)	11,867	229,033
Krispy Kreme Doughnuts, Inc. (a)(d)	219,940	4,183,259
Lakes Entertainment, Inc. (a)	51,180	258,459
Las Vegas Sands Corp.	1,287,138	109,728,491
Life Time Fitness, Inc. (a)(d)	132,536	6,255,699
Luby's, Inc. (a)	44,166	280,454
Marcus Corp.	53,086	749,043
Marriott Vacations Worldwide Corp. (a)	107,619	5,643,540
MGM Mirage, Inc. (a)	1,096,796	30,216,730
Monarch Casino & Resort, Inc. (a)	28,201	531,589
Morgans Hotel Group Co. (a)	89,969	719,752
MTR Gaming Group, Inc. (a)	52,052	275,355
Multimedia Games Holding Co., Inc. (a)	98,765	3,261,714
Nathan's Famous, Inc. (a)	8,467	423,181
Noodles & Co. (d)	37,994	1,512,541
Norwegian Cruise Line Holdings Ltd. (a)	241,987	8,292,894
Orient Express Hotels Ltd. Class A (a)	299,489	4,612,131
Panera Bread Co. Class A (a)	87,353	15,838,846
Papa John's International, Inc.	110,932	5,646,439
Penn National Gaming, Inc. (a)	234,807	3,017,270
Pinnacle Entertainment, Inc. (a)	191,005	4,641,422
Pizza Inn Holdings, Inc. (a)(d)	13,090	83,514
Popeyes Louisiana Kitchen, Inc. (a)	85,411	3,421,565
Potbelly Corp. (d)	31,455	673,452
Premier Exhibitions, Inc. (a)	89,421	78,690
Red Lion Hotels Corp. (a)	45,825	273,575
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	3,522,514
Rick's Cabaret International, Inc. (a)	17,933	203,898

	Shares	Value
Royal Caribbean Cruises Ltd.	537,982	$ 28,475,387
Ruby Tuesday, Inc. (a)	207,290	1,270,688
Ruth's Hospitality Group, Inc.	111,579	1,379,116
Scientific Games Corp. Class A (a)	172,823	2,315,828
SeaWorld Entertainment, Inc.	184,302	6,292,070
Six Flags Entertainment Corp.	318,122	12,979,378
Sonic Corp. (a)	187,706	3,825,448
Speedway Motorsports, Inc.	37,455	742,358
Texas Roadhouse, Inc. Class A	206,875	5,471,844
The Cheesecake Factory, Inc.	153,024	7,271,700
Town Sports International Holdings, Inc.	64,415	584,888
Vail Resorts, Inc.	122,937	8,644,930
Wendy's Co.	918,539	8,799,604
		459,393,765
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	27,362	409,883
Beazer Homes U.S.A., Inc. (a)(d)	89,545	2,076,549
Blyth, Inc. (d)	30,867	301,879
Cavco Industries, Inc. (a)(d)	22,709	1,781,521
Cobra Electronics Corp. (a)	2,458	8,333
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	65,974
CSS Industries, Inc.	27,206	734,562
Dixie Group, Inc. (a)	27,024	405,360
Emerson Radio Corp. (a)	24,397	52,454
Ethan Allen Interiors, Inc. (d)	88,458	2,222,950
Flexsteel Industries, Inc.	18,647	692,736
Helen of Troy Ltd. (a)	104,425	6,819,997
Hooker Furniture Corp.	30,101	454,525
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	2,671,674
iRobot Corp. (a)(d)	93,339	3,912,771
Jarden Corp. (a)	398,136	24,473,420
KB Home (d)	272,393	5,556,817
Kid Brands, Inc. (a)	42,456	28,870
Koss Corp.	1,389	6,403
La-Z-Boy, Inc.	172,544	4,406,774
LGI Homes, Inc.	38,417	653,089
Libbey, Inc. (a)	74,313	1,730,750
Lifetime Brands, Inc.	19,423	325,141
M.D.C. Holdings, Inc.	131,539	4,102,701
M/I Homes, Inc. (a)(d)	86,608	2,156,539
Meritage Homes Corp. (a)	116,169	5,600,507
NACCO Industries, Inc. Class A	18,522	1,085,945
NVR, Inc. (a)	13,899	16,567,608
Parametric Sound Corp. (a)(d)	17,421	258,528
Ryland Group, Inc.	153,341	7,144,157
Skullcandy, Inc. (a)	64,637	543,597
Skyline Corp. (a)	14,802	85,112
Standard Pacific Corp. (a)	475,584	4,332,570
Stanley Furniture Co., Inc. (a)	37,789	114,123
Taylor Morrison Home Corp.	101,009	2,537,346
Tempur Sealy International, Inc. (a)	200,471	10,398,431
Toll Brothers, Inc. (a)	510,195	19,902,707
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
TRI Pointe Homes, Inc. (d)	50,626	$ 922,406
Tupperware Brands Corp.	165,897	13,039,504
UCP, Inc.	26,900	427,710
Universal Electronics, Inc. (a)	54,073	2,259,711
WCI Communities, Inc.	24,468	493,764
Wells-Gardner Electronics Corp. (a)	4,238	8,264
William Lyon Homes, Inc. (a)	37,718	1,166,618
Zagg, Inc. (a)(d)	72,915	315,722
		153,256,002
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	630,506
Blue Nile, Inc. (a)(d)	48,330	1,700,733
CafePress, Inc. (a)	18,875	107,021
dELiA*s, Inc. (a)(d)	110,057	118,862
FTD Companies, Inc. (a)(d)	66,872	2,077,044
Gaiam, Inc. Class A (a)	35,599	229,258
Geeknet, Inc. (a)	16,239	236,440
Groupon, Inc. Class A (a)(d)	1,235,521	10,267,180
HomeAway, Inc. (a)(d)	209,635	9,615,957
HSN, Inc.	114,107	6,544,036
Liberty Interactive Corp.:
(Venture Group) Series A (a)	117,978	16,813,045
Series A (a)	1,569,149	45,819,151
NutriSystem, Inc.	94,402	1,389,597
Orbitz Worldwide, Inc. (a)	100,772	973,458
Overstock.com, Inc. (a)(d)	48,655	957,044
PetMed Express, Inc. (d)	64,034	883,669
RetailMeNot, Inc.	31,905	1,332,672
Shutterfly, Inc. (a)(d)	125,827	6,865,121
U.S. Auto Parts Network, Inc. (a)	28,450	58,607
ValueVision Media, Inc. Class A (a)	136,770	764,544
Vitacost.com, Inc. (a)(d)	57,854	431,012
zulily, Inc. (d)	39,463	2,698,875
		110,513,832
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	47,692	2,232,939
Black Diamond, Inc. (a)(d)	70,114	741,806
Brunswick Corp.	299,098	13,396,599
Callaway Golf Co.	252,931	2,129,679
Escalade, Inc.	11,862	139,141
JAKKS Pacific, Inc. (d)	56,230	402,607
Johnson Outdoors, Inc. Class A	15,962	352,122
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	1,517,516
Marine Products Corp.	22,297	189,747
Nautilus, Inc. (a)	95,784	803,628
Polaris Industries, Inc.	208,717	27,974,340
Smith & Wesson Holding Corp. (a)(d)	225,106	2,588,719
Sturm, Ruger & Co., Inc. (d)	64,180	4,090,833
Summer Infant, Inc. (a)	37,416	69,220
		56,628,896

	Shares	Value
Media - 3.0%
A.H. Belo Corp. Class A	47,589	$ 525,383
AMC Networks, Inc. Class A (a)	197,619	15,022,996
Ballantyne of Omaha, Inc. (a)	47,765	221,152
Beasley Broadcast Group, Inc. Class A	5,286	47,468
Carmike Cinemas, Inc. (a)	81,336	2,419,746
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	1,197,305
Charter Communications, Inc. Class A (a)	222,361	28,188,704
Cinemark Holdings, Inc.	345,085	10,152,401
Clear Channel Outdoor Holding, Inc. Class A	134,797	1,354,710
Crown Media Holdings, Inc. Class A (a)(d)	89,832	300,937
Cumulus Media, Inc. Class A (a)	339,494	2,227,081
Digital Cinema Destinations Co. (a)	8,182	45,819
DISH Network Corp. Class A (a)	697,096	41,017,129
DreamWorks Animation SKG, Inc. Class A (a)	236,110	7,062,050
E.W. Scripps Co. Class A (a)	110,895	2,175,760
Emmis Communications Corp. Class A (a)	80,456	252,632
Entercom Communications Corp. Class A (a)(d)	55,913	552,980
Entravision Communication Corp. Class A	226,807	1,503,730
FAB Universal Corp. (a)(d)	52,613	161,522
Gray Television, Inc. (a)	162,058	1,904,182
Harte-Hanks, Inc.	168,026	1,342,528
Hemisphere Media Group, Inc. (a)(d)	13,887	154,701
Insignia Systems, Inc. (a)	22,896	71,436
John Wiley & Sons, Inc. Class A	163,947	9,513,844
Journal Communications, Inc. Class A (a)	139,138	1,275,895
Lamar Advertising Co. Class A (a)	211,052	11,314,498
Lee Enterprises, Inc. (a)(d)	166,014	853,312
Liberty Global PLC Class A (a)(d)	1,233,594	106,767,561
Liberty Media Corp. Class A (a)	331,692	45,494,875
Live Nation Entertainment, Inc. (a)	474,363	10,763,296
Loral Space & Communications Ltd. (a)	49,449	3,907,460
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	454,816
Media General, Inc. Class A (a)(d)	69,425	1,316,992
Meredith Corp.	122,000	5,709,600
Morningstar, Inc.	76,494	6,399,488
National CineMedia, Inc.	209,473	3,217,505
Nexstar Broadcasting Group, Inc. Class A (d)	95,400	4,071,672
NTN Communications, Inc. (a)	49,847	28,493
Radio One, Inc. Class D (non-vtg.) (a)	89,989	447,245
ReachLocal, Inc. (a)(d)	35,865	379,452
Reading International, Inc. Class A (a)	33,132	245,839
Regal Entertainment Group Class A (d)	267,938	4,930,059
Rentrak Corp. (a)	36,764	2,356,940
RLJ Entertainment, Inc. (a)	42,349	186,336
Saga Communications, Inc. Class A	11,404	557,770
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A	20,080	$ 182,527
Scholastic Corp.	93,383	3,294,552
SFX Entertainment, Inc. (d)	74,713	641,785
Sinclair Broadcast Group, Inc. Class A	243,124	7,201,333
Sirius XM Holdings, Inc. (a)(d)	9,987,802	36,055,965
Sizmek, Inc. (a)(d)	83,242	1,031,368
Spanish Broadcasting System, Inc. Class A (a)	17,489	75,552
SPAR Group, Inc. (a)	4,346	8,562
Starz - Liberty Capital Series A (a)	312,351	9,988,985
The Madison Square Garden Co. Class A (a)	206,437	11,768,973
The McClatchy Co. Class A (a)(d)	208,390	1,106,551
The New York Times Co. Class A (d)	434,888	7,140,861
Value Line, Inc.	1,396	20,912
World Wrestling Entertainment, Inc. Class A	105,315	2,413,820
		419,027,046
Multiline Retail - 0.2%
Big Lots, Inc. (a)(d)	195,109	5,765,471
Burlington Stores, Inc.	49,352	1,344,842
Dillard's, Inc. Class A	79,764	7,384,551
Fred's, Inc. Class A	123,849	2,468,311
Gordmans Stores, Inc.	23,635	150,082
J.C. Penney Co., Inc. (a)(d)	1,002,259	7,296,446
Sears Holdings Corp. (a)(d)	145,081	6,492,375
The Bon-Ton Stores, Inc. (d)	31,972	347,216
Tuesday Morning Corp. (a)	123,106	1,925,378
		33,174,672
Specialty Retail - 3.0%
Aarons, Inc. Class A	249,123	7,655,550
Abercrombie & Fitch Co. Class A	250,585	9,930,684
Advance Auto Parts, Inc.	242,026	30,824,431
Aeropostale, Inc. (a)(d)	259,054	1,901,456
America's Car Mart, Inc. (a)(d)	28,636	1,037,769
American Eagle Outfitters, Inc.	563,431	8,186,652
ANN, Inc. (a)	150,919	5,380,262
Appliance Recycling Centers of America, Inc. (a)	2,967	8,753
Asbury Automotive Group, Inc. (a)	103,543	5,264,126
Ascena Retail Group, Inc. (a)	427,994	7,828,010
Barnes & Noble, Inc. (a)(d)	129,563	2,482,427
bebe stores, Inc.	123,042	746,865
Big 5 Sporting Goods Corp.	67,233	1,020,597
Body Central Corp. (a)(d)	37,768	117,836
Books-A-Million, Inc. (a)(d)	28,953	65,144
Brown Shoe Co., Inc.	144,261	3,545,935
Build-A-Bear Workshop, Inc. (a)	42,241	326,945
Cabela's, Inc. Class A (a)(d)	152,592	10,119,901
Cache, Inc. (a)	37,741	200,027
Chico's FAS, Inc.	523,459	8,652,777

	Shares	Value
Christopher & Banks Corp. (a)	115,035	$ 766,133
Citi Trends, Inc. (a)	51,244	840,402
Coldwater Creek, Inc. (a)(d)	41,025	32,123
Conn's, Inc. (a)(d)	81,268	2,909,394
CST Brands, Inc.	250,104	8,135,883
Destination Maternity Corp.	38,764	1,094,695
Destination XL Group, Inc. (a)	127,750	728,175
Dick's Sporting Goods, Inc.	330,841	17,756,236
Dover Saddlery, Inc. (a)	1,537	8,292
DSW, Inc. Class A	241,797	9,304,349
Express, Inc. (a)	281,732	5,152,878
Finish Line, Inc. Class A	158,333	4,278,158
Five Below, Inc. (a)(d)	153,992	5,934,852
Foot Locker, Inc.	489,694	20,425,137
Francesca's Holdings Corp. (a)(d)	141,202	2,763,323
Genesco, Inc. (a)(d)	79,494	5,902,430
GNC Holdings, Inc.	311,521	14,491,957
Group 1 Automotive, Inc.	69,849	4,663,119
Guess?, Inc.	204,424	6,202,224
Hastings Entertainment, Inc. (a)	13,630	27,124
Haverty Furniture Companies, Inc.	67,771	1,975,525
hhgregg, Inc. (a)(d)	51,212	542,335
Hibbett Sports, Inc. (a)(d)	89,175	5,112,403
Jos. A. Bank Clothiers, Inc. (a)(d)	90,911	5,643,755
Kirkland's, Inc. (a)	53,316	942,627
Lithia Motors, Inc. Class A (sub. vtg.)	75,277	4,774,067
Lumber Liquidators Holdings, Inc. (a)(d)	91,038	9,766,557
MarineMax, Inc. (a)(d)	78,241	1,126,670
Mattress Firm Holding Corp. (a)(d)	54,318	2,367,722
Monro Muffler Brake, Inc. (d)	102,892	6,139,566
Murphy U.S.A., Inc.	146,243	5,931,616
New York & Co., Inc. (a)	101,159	448,134
Office Depot, Inc. (a)(d)	1,580,700	7,792,851
Outerwall, Inc. (a)(d)	91,690	6,485,234
Pacific Sunwear of California, Inc. (a)	152,515	436,193
Penske Automotive Group, Inc.	149,572	6,474,972
Perfumania Holdings, Inc. (a)	10,679	66,744
Pier 1 Imports, Inc.	346,476	6,555,326
RadioShack Corp. (a)(d)	360,003	964,808
Rent-A-Center, Inc.	179,370	4,509,362
Restoration Hardware Holdings, Inc. (a)	89,564	6,065,274
Sally Beauty Holdings, Inc. (a)	461,023	13,231,360
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	1,118,836
Select Comfort Corp. (a)(d)	182,933	3,303,770
Shoe Carnival, Inc.	52,398	1,353,964
Signet Jewelers Ltd.	265,981	25,414,485
Sonic Automotive, Inc. Class A (sub. vtg.)	113,026	2,685,498
Stage Stores, Inc.	107,717	2,132,797
Stein Mart, Inc.	98,915	1,344,255
Systemax, Inc. (a)	25,296	297,734
Tandy Leather Factory, Inc. (a)	3,074	29,695
The Buckle, Inc. (d)	98,501	4,468,990
The Cato Corp. Class A (sub. vtg.)	93,688	2,629,822
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc.	76,274	$ 4,131,763
The Container Store Group, Inc. (d)	41,471	1,485,077
The Men's Wearhouse, Inc.	150,199	8,079,204
The Pep Boys - Manny, Moe & Jack (a)	186,870	2,352,693
Tile Shop Holdings, Inc. (a)(d)	81,131	1,251,040
Tilly's, Inc. (a)	34,668	414,629
Trans World Entertainment Corp.	29,120	121,722
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	213,106	19,113,477
Vitamin Shoppe, Inc. (a)	100,996	4,725,603
West Marine, Inc. (a)	34,107	425,655
Wet Seal, Inc. Class A (a)	314,133	596,853
Williams-Sonoma, Inc.	291,357	16,968,632
Winmark Corp.	7,287	575,964
Zale Corp. (a)	107,361	2,332,955
Zumiez, Inc. (a)	76,306	1,813,031
		423,234,276
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	196,695	141,640
Carter's, Inc.	178,025	13,410,623
Charles & Colvard Ltd. (a)	45,090	184,418
Cherokee, Inc.	28,809	409,664
Columbia Sportswear Co. (d)	45,436	3,775,277
Crocs, Inc. (a)	290,134	4,418,741
Crown Crafts, Inc.	2,227	20,488
Culp, Inc.	19,568	377,271
Deckers Outdoor Corp. (a)(d)	113,251	8,420,212
Delta Apparel, Inc. (a)	17,128	277,302
DGSE Companies, Inc. (a)(d)	6,929	16,907
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	31,623
G-III Apparel Group Ltd. (a)	54,426	3,782,063
Hanesbrands, Inc.	328,386	24,064,126
Iconix Brand Group, Inc. (a)(d)	168,100	6,764,344
Joe's Jeans, Inc. (a)(d)	173,010	243,944
Kate Spade & Co. (a)	405,968	13,892,225
Lakeland Industries, Inc. (a)	25,549	166,579
lululemon athletica, Inc. (a)(d)	354,843	17,852,151
Movado Group, Inc.	64,810	2,551,570
Oxford Industries, Inc.	49,939	3,908,226
Perry Ellis International, Inc. (a)	47,883	667,968
Quiksilver, Inc. (a)(d)	451,488	3,521,606
R.G. Barry Corp.	22,932	424,701
Rocky Brands, Inc.	16,536	227,535
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	137,965	4,653,559
Steven Madden Ltd. (a)	194,277	7,081,397
Superior Uniform Group, Inc.	5,649	94,169
The Jones Group, Inc.	247,683	3,700,384
Tumi Holdings, Inc. (a)	172,727	3,827,630

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	266,466	$ 30,150,628
Unifi, Inc. (a)	51,404	1,271,735
Vera Bradley, Inc. (a)(d)	83,488	2,212,432
Vince Holding Corp.	36,383	982,341
Wolverine World Wide, Inc. (d)	336,421	8,868,058
		172,393,537
TOTAL CONSUMER DISCRETIONARY		2,224,681,240
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	29,160	6,903,630
Coca-Cola Bottling Co. Consolidated	16,170	1,223,099
Craft Brew Alliance, Inc. (a)	22,005	359,342
Crystal Rock Holdings, Inc. (a)	4,384	5,480
MGP Ingredients, Inc.	21,690	123,199
National Beverage Corp.	48,005	1,010,025
Primo Water Corp. (a)	56,566	183,274
REED'S, Inc. (a)	9,804	75,491
		9,883,540
Food & Staples Retailing - 0.6%
Andersons, Inc.	90,564	4,966,530
Casey's General Stores, Inc.	128,096	8,773,295
Chefs' Warehouse Holdings (a)(d)	70,559	1,640,497
Crumbs Bake Shop, Inc. (a)(d)	21,400	14,563
Fairway Group Holdings Corp. (d)	42,643	332,615
Fresh Market, Inc. (a)(d)	133,802	4,482,367
Ingles Markets, Inc. Class A	40,864	959,487
Liberator Medical Holdings, Inc. (d)	136,818	615,681
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	29,349	1,195,678
PriceSmart, Inc.	58,985	6,000,544
Rite Aid Corp. (a)	2,963,139	19,527,086
Roundy's, Inc.	107,362	659,203
Spartan Stores, Inc.	132,984	3,004,109
Sprouts Farmers Market LLC	132,201	5,158,483
SUPERVALU, Inc. (a)(d)	672,397	4,350,409
Susser Holdings Corp. (a)(d)	60,865	3,687,202
The Pantry, Inc. (a)	91,715	1,383,062
United Natural Foods, Inc. (a)	165,813	12,001,545
Village Super Market, Inc. Class A	15,258	418,222
Weis Markets, Inc.	41,677	2,102,188
		81,272,766
Food Products - 1.8%
Alico, Inc.	8,218	311,955
Annie's, Inc. (a)(d)	60,400	2,263,792
B&G Foods, Inc. Class A	180,727	5,414,581
Boulder Brands, Inc. (a)(d)	196,281	2,952,066
Bunge Ltd.	478,113	38,062,576
Cal-Maine Foods, Inc.	55,257	2,904,860
Calavo Growers, Inc.	43,985	1,369,693
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	152,765	$ 1,671,249
Coffee Holding Co., Inc. (a)	4,500	27,585
Darling International, Inc. (a)	533,810	10,772,286
Dean Foods Co. (d)	301,086	4,453,062
Diamond Foods, Inc. (a)(d)	73,051	2,098,025
Farmer Brothers Co. (a)	17,793	375,076
Flowers Foods, Inc.	587,606	12,087,055
Fresh Del Monte Produce, Inc.	130,882	3,463,138
Golden Enterprises Ltd.	2,595	11,159
Green Mountain Coffee Roasters, Inc. (d)	436,821	47,954,209
Griffin Land & Nurseries, Inc.	6,082	186,292
Hillshire Brands Co.	403,740	15,160,437
Ingredion, Inc.	250,264	16,477,382
Inventure Foods, Inc. (a)	25,815	358,570
J&J Snack Foods Corp.	52,992	4,921,897
John B. Sanfilippo & Son, Inc.	24,690	598,733
Lancaster Colony Corp.	70,760	6,382,552
Lifeway Foods, Inc. (d)	17,769	255,163
Limoneira Co. (d)	31,411	661,516
Omega Protein Corp. (a)	65,292	709,724
Pilgrims Pride Corp. (a)(d)	197,595	3,463,840
Pinnacle Foods, Inc.	187,064	5,297,652
Post Holdings, Inc. (a)(d)	109,272	6,241,617
Rocky Mountain Chocolate Factory, Inc.	795	9,437
S&W Seed Co. (a)(d)	19,822	125,473
Sanderson Farms, Inc.	68,298	5,248,018
Seaboard Corp. (a)	1,177	2,983,730
Seneca Foods Corp. Class A (a)	22,104	669,309
Snyders-Lance, Inc.	171,540	4,647,019
The Hain Celestial Group, Inc. (a)(d)	156,487	13,974,289
Tootsie Roll Industries, Inc. (d)	80,752	2,349,883
TreeHouse Foods, Inc. (a)(d)	120,634	8,596,379
WhiteWave Foods Co. (a)	573,744	16,236,955
		251,748,234
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	136,630	1,005,597
Church & Dwight Co., Inc.	453,005	30,795,280
Energizer Holdings, Inc.	203,901	19,847,723
Harbinger Group, Inc. (a)	120,650	1,369,378
Ocean Bio-Chem, Inc. (a)	20,307	58,890
Oil-Dri Corp. of America	15,023	498,764
Orchids Paper Products Co.	28,220	950,167
Spectrum Brands Holdings, Inc.	71,652	5,589,573
WD-40 Co.	50,695	3,696,172
		63,811,544
Personal Products - 0.3%
CCA Industries, Inc.	3,083	9,804
Coty, Inc. Class A (d)	202,981	3,014,268
Cyanotech Corp. (a)	3,808	23,038

	Shares	Value
Elizabeth Arden, Inc. (a)(d)	90,496	$ 2,766,463
Herbalife Ltd. (d)	275,038	18,317,531
IGI Laboratories, Inc. (a)	30,015	124,562
Inter Parfums, Inc.	62,362	2,095,987
LifeVantage Corp. (a)(d)	379,647	504,931
Mannatech, Inc. (a)	3,529	60,699
MediFast, Inc. (a)(d)	48,925	1,288,685
Natural Alternatives International, Inc. (a)	20,104	106,953
Nature's Sunshine Products, Inc.	25,452	384,580
Nu Skin Enterprises, Inc. Class A	196,647	16,423,957
Nutraceutical International Corp. (a)	24,021	629,110
Reliv International, Inc.	10,690	23,090
Revlon, Inc. (a)	42,260	997,759
Star Scientific, Inc. (a)(d)	503,999	448,509
Synutra International, Inc. (a)(d)	18,499	135,413
The Female Health Co. (d)	57,839	399,667
United-Guardian, Inc.	5,269	146,794
USANA Health Sciences, Inc. (a)(d)	23,842	1,744,519
		49,646,319
Tobacco - 0.1%
Alliance One International, Inc. (a)	300,348	807,936
Universal Corp. (d)	77,461	4,465,627
Vector Group Ltd. (d)	215,169	4,202,251
		9,475,814
TOTAL CONSUMER STAPLES		465,838,217
ENERGY - 6.0%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	189,231	8,967,657
Basic Energy Services, Inc. (a)(d)	97,645	2,328,833
Bolt Technology Corp.	27,943	561,934
Bristow Group, Inc.	119,830	9,298,808
C&J Energy Services, Inc. (a)(d)	156,985	4,058,062
Cal Dive International, Inc. (a)(d)	284,336	503,275
Carbo Ceramics, Inc. (d)	65,328	8,103,938
Core Laboratories NV	149,801	28,170,078
Dawson Geophysical Co.	24,309	697,668
Dresser-Rand Group, Inc. (a)	248,572	13,504,917
Dril-Quip, Inc. (a)	134,770	14,495,861
ENGlobal Corp. (a)	44,577	72,215
Era Group, Inc. (a)	62,838	1,775,174
Exterran Holdings, Inc.	192,871	7,901,925
Forbes Energy Services Ltd. (a)	24,064	97,940
Forum Energy Technologies, Inc. (a)	189,033	4,895,955
Frank's International NV	110,623	2,615,128
Geospace Technologies Corp. (a)(d)	42,504	3,263,032
Global Geophysical Services, Inc. (a)(d)	67,238	94,133
GreenHunter Energy, Inc. (a)(d)	33,031	35,013
Gulf Island Fabrication, Inc.	43,462	911,398
Gulfmark Offshore, Inc. Class A	86,906	4,122,821
Helix Energy Solutions Group, Inc. (a)	334,224	7,901,055
Hercules Offshore, Inc. (a)	544,655	2,592,558
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc. (a)	106,861	$ 4,569,376
ION Geophysical Corp. (a)(d)	451,417	1,837,267
Key Energy Services, Inc. (a)	445,865	4,030,620
Matrix Service Co. (a)	89,548	2,898,669
McDermott International, Inc. (a)(d)	775,119	6,456,741
Mitcham Industries, Inc. (a)	33,864	487,303
Natural Gas Services Group, Inc. (a)	42,549	1,382,843
Newpark Resources, Inc. (a)(d)	285,013	3,169,345
Nuverra Environmental Solutions, Inc. (a)(d)	49,849	847,433
Oceaneering International, Inc.	353,224	25,283,774
Oil States International, Inc. (a)	179,226	17,012,132
Parker Drilling Co. (a)	401,755	3,242,163
Patterson-UTI Energy, Inc.	476,596	13,873,710
PHI, Inc. (non-vtg.) (a)	37,596	1,511,359
Pioneer Energy Services Corp. (a)	219,417	2,501,354
RigNet, Inc. (a)	35,362	1,691,011
RPC, Inc. (d)	207,837	3,826,279
SEACOR Holdings, Inc. (a)(d)	65,838	5,824,029
Superior Energy Services, Inc.	528,300	15,632,397
Synthesis Energy Systems, Inc. (a)	189,821	313,205
Tesco Corp. (a)	108,916	2,066,137
TETRA Technologies, Inc. (a)	259,787	3,117,444
TGC Industries, Inc.	38,640	247,296
Tidewater, Inc.	163,672	7,974,100
Unit Corp. (a)	157,348	9,661,167
Vantage Drilling Co. (a)(d)	693,926	1,214,371
Weatherford International Ltd. (a)	2,543,594	42,401,712
Willbros Group, Inc. (a)	147,556	1,457,853
		311,500,468
Oil, Gas & Consumable Fuels - 3.8%
Abraxas Petroleum Corp. (a)(d)	313,135	1,055,265
Adams Resources & Energy, Inc.	9,909	729,302
Alon U.S.A. Energy, Inc.	82,812	1,108,853
Alpha Natural Resources, Inc. (a)(d)	720,455	3,868,843
American Eagle Energy Corp. (a)	29,846	57,901
Amyris, Inc. (a)(d)	109,799	501,781
Antero Resources Corp.	122,422	7,386,943
APCO Oil and Gas International, Inc. (a)	49,691	710,084
Approach Resources, Inc. (a)(d)	124,387	2,770,098
Arch Coal, Inc. (d)	713,323	3,252,753
Ardmore Shipping Corp. (d)	39,534	513,151
Athlon Energy, Inc.	114,586	4,258,016
Barnwell Industries, Inc. (a)	11,298	32,312
Bill Barrett Corp. (a)(d)	163,644	4,146,739
BioFuel Energy Corp. (a)(d)	12,280	35,735
Bonanza Creek Energy, Inc. (a)(d)	97,380	4,866,079
BPZ Energy, Inc. (a)(d)	372,244	766,823
Callon Petroleum Co. (a)	147,830	1,000,809
Carrizo Oil & Gas, Inc. (a)(d)	135,804	6,754,891
Ceres, Inc. (a)(d)	30,062	42,989

	Shares	Value
Cheniere Energy, Inc. (a)	728,638	$ 36,016,576
Cimarex Energy Co.	287,770	33,297,867
Clayton Williams Energy, Inc. (a)	21,381	2,073,957
Clean Energy Fuels Corp. (a)(d)	236,563	1,980,032
Cloud Peak Energy, Inc. (a)	205,532	3,987,321
Cobalt International Energy, Inc. (a)	987,614	19,041,198
Comstock Resources, Inc.	152,811	3,019,545
Concho Resources, Inc. (a)	348,976	42,271,463
Contango Oil & Gas Co. (a)	54,222	2,571,207
Continental Resources, Inc. (a)(d)	142,154	16,990,246
Crosstex Energy, Inc.	149,064	6,205,534
CVR Energy, Inc. (d)	52,267	2,056,706
Delek U.S. Holdings, Inc.	124,667	3,460,756
DHT Holdings, Inc.	179,426	1,406,700
Diamondback Energy, Inc. (a)(d)	133,637	8,596,868
Double Eagle Petroleum Co. (a)	27,291	58,676
Earthstone Energy, Inc. (a)	4,213	92,812
Emerald Oil, Inc. (a)	203,832	1,561,353
Endeavour International Corp. (a)(d)	148,049	719,518
Energen Corp.	239,351	19,253,394
Energy XXI (Bermuda) Ltd.	249,028	5,767,488
EPL Oil & Gas, Inc. (a)	120,207	3,618,231
Evolution Petroleum Corp.	68,734	893,542
EXCO Resources, Inc. (d)	572,041	2,986,054
FieldPoint Petroleum Corp. (a)	9,981	45,713
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	7,785
Forest Oil Corp. (a)	391,009	785,928
FX Energy, Inc. (a)(d)	156,740	587,775
Gasco Energy, Inc. (a)	14	0
Gastar Exploration, Inc. (a)	187,114	1,193,787
Gevo, Inc. (a)	159,386	216,765
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	118,604	1,615,386
Green Plains Renewable Energy, Inc.	76,943	2,033,603
Gulfport Energy Corp. (a)	279,422	18,469,794
Halcon Resources Corp. (a)(d)	875,442	3,335,434
Hallador Energy Co.	22,224	181,126
Harvest Natural Resources, Inc. (a)(d)	143,319	601,940
HollyFrontier Corp.	660,507	30,099,304
Houston American Energy Corp. (a)	98,796	36,594
Hyperdynamics Corp. (a)(d)	66,951	362,874
Isramco, Inc. (a)(d)	2,413	346,217
James River Coal Co. (a)(d)	122,505	90,654
Jones Energy, Inc.	42,997	671,613
KiOR, Inc. Class A (a)(d)	74,649	104,509
Kodiak Oil & Gas Corp. (a)	879,259	10,384,049
Kosmos Energy Ltd. (a)	384,441	4,221,162
Laredo Petroleum Holdings, Inc. (a)(d)	196,262	5,120,476
Lilis Energy, Inc. (a)	5,111	16,355
Lucas Energy, Inc. (a)	25,312	23,578
Magellan Petroleum Corp. (a)	109,622	146,893
Magnum Hunter Resources Corp. (a)(d)	548,526	4,602,133
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	$ 19,543
Matador Resources Co. (a)(d)	184,920	4,486,159
Mexco Energy Corp. (a)	2,175	19,140
Midstates Petroleum Co., Inc. (a)(d)	114,326	504,178
Miller Energy Resources, Inc. (a)(d)	137,671	955,437
Northern Oil & Gas, Inc. (a)(d)	212,435	2,957,095
Oasis Petroleum, Inc. (a)	315,514	13,746,945
Pacific Ethanol, Inc. (a)	59,602	814,759
Panhandle Royalty Co. Class A	15,804	584,116
PBF Energy, Inc. Class A	185,646	4,678,279
PDC Energy, Inc. (a)(d)	117,112	7,276,169
Penn Virginia Corp. (a)(d)	180,541	2,735,196
Petroquest Energy, Inc. (a)	184,191	871,223
PostRock Energy Corp. (a)	17,510	22,763
PrimeEnergy Corp. (a)	1,965	97,661
Pyramid Oil Co. (a)	7,060	48,643
Quicksilver Resources, Inc. (a)(d)	441,131	1,442,498
Renewable Energy Group, Inc. (a)(d)	75,100	876,417
Rentech, Inc. (a)	810,143	1,523,069
Resolute Energy Corp. (a)(d)	207,547	1,934,338
Rex American Resources Corp. (a)	20,943	998,562
Rex Energy Corp. (a)(d)	150,832	2,865,808
Ring Energy, Inc. (a)	12,462	171,851
Rosetta Resources, Inc. (a)(d)	199,831	8,866,501
Royale Energy, Inc. (a)(d)	17,323	48,851
Sanchez Energy Corp. (a)(d)	145,553	4,336,024
SandRidge Energy, Inc. (a)(d)	1,201,026	7,746,618
Saratoga Resources, Inc. (a)	38,209	51,964
SemGroup Corp. Class A	137,901	9,283,495
SM Energy Co.	221,938	16,367,928
Solazyme, Inc. (a)(d)	161,875	1,986,206
Stone Energy Corp. (a)(d)	168,818	6,067,319
Swift Energy Co. (a)(d)	152,498	1,524,980
Synergy Resources Corp. (a)	233,774	2,475,667
Syntroleum Corp. (a)(d)	21,880	87,301
Targa Resources Corp.	94,329	9,127,274
Teekay Corp.	129,554	7,740,852
Tengasco, Inc. (a)	63,216	25,925
TransAtlantic Petroleum Ltd. (a)	111,284	89,027
Triangle Petroleum Corp. (a)(d)	200,315	1,794,822
U.S. Energy Corp. (a)	91,127	364,508
Ultra Petroleum Corp. (a)(d)	504,286	12,687,836
Uranium Energy Corp. (a)(d)	267,406	486,679
Uranium Resources, Inc. (a)(d)	43,869	140,819
USEC, Inc. (a)(d)	15,552	85,692
VAALCO Energy, Inc. (a)(d)	208,727	1,390,122
W&T Offshore, Inc.	130,520	1,966,936
Warren Resources, Inc. (a)	249,928	1,107,181
Western Refining, Inc. (d)	177,022	6,452,452
Westmoreland Coal Co. (a)	46,315	1,046,719

	Shares	Value
Whiting Petroleum Corp. (a)	393,733	$ 27,053,394
World Fuel Services Corp.	248,189	11,173,469
ZaZa Energy Corp. (a)(d)	90,988	83,691
Zion Oil & Gas, Inc. (a)(d)	112,487	186,728
		538,564,687
TOTAL ENERGY		850,065,155
FINANCIALS - 21.5%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	171,184	32,191,151
Arlington Asset Investment Corp. (d)	49,499	1,312,713
Artisan Partners Asset Management, Inc.	61,338	3,874,721
BGC Partners, Inc. Class A	572,665	3,894,122
Calamos Asset Management, Inc. Class A	63,145	753,320
CIFI Corp.	13,714	108,341
Cohen & Steers, Inc. (d)	64,487	2,438,253
Cowen Group, Inc. Class A (a)	378,186	1,618,636
Diamond Hill Investment Group, Inc.	7,229	848,323
Eaton Vance Corp. (non-vtg.)	387,046	14,645,821
Evercore Partners, Inc. Class A	106,659	5,934,507
FBR & Co. (a)	35,461	921,986
Federated Investors, Inc. Class B (non-vtg.) (d)	315,876	8,655,002
Financial Engines, Inc.	169,748	9,592,459
FXCM, Inc. Class A (d)	131,893	2,222,397
GAMCO Investors, Inc. Class A	14,987	1,169,885
GFI Group, Inc.	209,271	839,177
Gleacher & Co., Inc. (a)	9,266	102,760
Greenhill & Co., Inc.	87,741	4,673,963
HFF, Inc.	120,005	3,828,160
ICG Group, Inc. (a)	122,256	2,485,464
Institutional Financial Markets, Inc.	16,813	41,360
INTL FCStone, Inc. (a)(d)	50,495	918,504
Investment Technology Group, Inc. (a)	123,406	2,132,456
Janus Capital Group, Inc. (d)	495,666	5,546,503
JMP Group, Inc.	44,707	328,596
KCG Holdings, Inc. Class A	337,844	4,016,965
Ladenburg Thalmann Financial Services, Inc. (a)	294,559	821,820
LPL Financial	261,852	14,056,215
Manning & Napier, Inc. Class A	42,186	619,712
Marcus & Millichap, Inc.	40,476	678,783
Medallion Financial Corp.	68,389	994,376
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	892,354
Piper Jaffray Companies (a)(d)	58,981	2,471,304
Pzena Investment Management, Inc.	50,731	586,450
Raymond James Financial, Inc.	402,242	21,230,333
RCS Capital Corp. Class A	5,235	119,149
Safeguard Scientifics, Inc. (a)(d)	76,767	1,505,401
SEI Investments Co.	476,702	16,002,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Silvercrest Asset Management Group Class A	16,670	$ 280,223
Stifel Financial Corp. (a)(d)	203,928	9,806,898
SWS Group, Inc. (a)	96,417	785,799
TD Ameritrade Holding Corp.	778,984	26,041,435
Teton Advisors, Inc. (a)	145	4,713
U.S. Global Investments, Inc. Class A	36,632	131,143
Virtus Investment Partners, Inc. (a)	23,713	4,390,699
Waddell & Reed Financial, Inc. Class A	279,988	19,515,164
Walter Investment Management Corp. (a)(d)	123,473	3,154,735
Westwood Holdings Group, Inc.	21,548	1,226,297
WisdomTree Investments, Inc. (a)(d)	328,844	5,123,390
		245,534,824
Commercial Banks - 4.7%
1st Source Corp.	47,766	1,490,299
1st United Bancorp, Inc.	71,684	551,967
Access National Corp.	15,817	266,516
ACNB Corp. (d)	11,654	218,396
Ameriana Bancorp	2,223	30,900
American National Bankshares, Inc.	18,331	411,714
American River Bankshares (a)	3,552	35,129
Ameris Bancorp (a)	82,350	1,732,644
AmeriServ Financial, Inc.	14,728	46,982
Ames National Corp.	16,110	358,931
Arrow Financial Corp.	40,467	1,056,593
Associated Banc-Corp.	583,660	9,741,285
Auburn National Bancorp., Inc.	2,289	55,623
BancFirst Corp.	24,757	1,362,378
Bancorp, Inc., Delaware (a)	129,188	2,473,950
BancorpSouth, Inc.	276,510	6,616,884
Bank of Hawaii Corp.	151,832	8,874,580
Bank of Kentucky Financial Corp.	10,625	372,831
Bank of Marin Bancorp	15,657	692,509
Bank of the Ozarks, Inc.	112,081	7,108,177
BankUnited, Inc.	283,087	9,477,753
Banner Bank	75,557	2,998,857
Bar Harbor Bankshares	9,461	359,518
Baylake Corp.	5,875	73,438
BBCN Bancorp, Inc.	287,266	4,889,267
BCB Bancorp, Inc.	9,297	123,464
BNC Bancorp (d)	76,230	1,328,689
BOK Financial Corp.	92,125	5,963,251
Boston Private Financial Holdings, Inc.	288,220	3,758,389
Bridge Bancorp, Inc.	30,474	802,380
Bridge Capital Holdings (a)	23,080	512,838
Bryn Mawr Bank Corp.	25,285	720,370
BSB Bancorp, Inc. (a)	19,579	330,102
C & F Financial Corp.	6,736	246,538
Camden National Corp.	17,382	652,520

	Shares	Value
Capital Bank Financial Corp.:
rights (a)	10,774	$ 0
Series A (a)	170,724	3,926,652
Capital City Bank Group, Inc. (d)	33,531	475,470
CapitalSource, Inc.	661,961	9,730,827
Cardinal Financial Corp.	103,936	1,791,857
Cascade Bancorp (a)(d)	30,976	151,163
Cathay General Bancorp	256,474	6,517,004
Center Bancorp, Inc.	41,583	773,860
Centerstate Banks of Florida, Inc.	94,937	1,037,661
Central Pacific Financial Corp.	124,369	2,453,800
Central Valley Community Bancorp	8,755	101,208
Century Bancorp, Inc. Class A (non-vtg.)	7,814	280,523
Chemical Financial Corp.	110,706	3,264,720
Chemung Financial Corp.	11,097	324,809
CIT Group, Inc.	659,699	32,114,147
Citizens & Northern Corp.	30,086	599,313
Citizens Holding Co.	2,280	41,906
City Holding Co. (d)	58,474	2,589,229
City National Corp.	156,768	11,730,949
CNB Financial Corp., Pennsylvania	24,450	450,125
CoBiz, Inc.	133,405	1,488,800
Colony Bankcorp, Inc. (a)	4,518	27,786
Columbia Banking Systems, Inc.	193,061	5,062,059
Commerce Bancshares, Inc.	284,515	12,706,440
Community Bank System, Inc.	176,437	6,427,600
Community Trust Bancorp, Inc.	52,840	2,092,464
CommunityOne Bancorp (a)(d)	21,639	238,245
CU Bancorp (a)	16,798	303,372
Cullen/Frost Bankers, Inc.	175,898	13,129,027
CVB Financial Corp.	323,112	5,030,854
Eagle Bancorp, Inc., Maryland	81,397	2,788,661
East West Bancorp, Inc.	486,885	17,376,926
Eastern Virginia Bankshares, Inc. (a)	3,557	24,188
Enterprise Bancorp, Inc.	14,913	287,075
Enterprise Financial Services Corp.	58,302	1,091,413
Farmers Capital Bank Corp. (a)	21,180	414,916
Farmers National Banc Corp.	41,229	306,744
Fidelity Southern Corp.	42,096	604,920
Financial Institutions, Inc.	32,310	712,112
First Bancorp, North Carolina	41,814	765,196
First Bancorp, Puerto Rico (a)	367,628	1,915,342
First Busey Corp.	193,866	1,153,503
First Citizen Bancshares, Inc.	29,067	6,522,344
First Commonwealth Financial Corp.	341,940	2,913,329
First Community Bancshares, Inc.	40,060	671,005
First Connecticut Bancorp, Inc.	47,822	749,849
First Financial Bancorp, Ohio	253,298	4,316,198
First Financial Bankshares, Inc. (d)	109,188	6,603,690
First Financial Corp., Indiana	30,489	1,048,517
First Financial Holdings, Inc.	86,329	5,286,788
First Financial Service Corp. (a)	745	3,144
First Horizon National Corp.	761,724	9,117,836
First Internet Bancorp	1,845	42,417
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	80,392	$ 2,082,153
First Merchants Corp.	134,492	2,880,819
First Midwest Bancorp, Inc., Delaware	296,196	4,937,587
First Niagara Financial Group, Inc.	1,150,441	10,434,500
First of Long Island Corp.	17,771	690,581
First Republic Bank	411,169	21,368,453
First Security Group, Inc.	32,694	70,292
First South Bancorp, Inc., Virginia	39,689	346,088
First United Corp. (a)	14,602	112,581
Firstbank Corp., Michigan	12,755	234,054
FirstMerit Corp.	542,865	11,269,877
Flushing Financial Corp.	104,087	2,156,683
FNB Corp., Pennsylvania	551,647	6,724,577
Fulton Financial Corp.	674,238	8,299,870
German American Bancorp, Inc.	31,949	923,965
Glacier Bancorp, Inc.	243,311	6,751,880
Great Southern Bancorp, Inc.	22,484	645,291
Guaranty Bancorp	48,684	687,418
Hampton Roads Bankshares, Inc. (a)	275,254	456,922
Hancock Holding Co.	295,673	10,188,892
Hanmi Financial Corp.	118,757	2,782,477
Hawthorn Bancshares, Inc.	6,989	90,927
Heartland Financial U.S.A., Inc.	44,583	1,199,283
Heritage Commerce Corp.	57,846	467,974
Heritage Financial Corp., Washington	35,332	626,436
Heritage Oaks Bancorp (a)	59,207	473,064
Home Bancshares, Inc.	164,845	5,532,198
Home Federal Bancorp, Inc.	41,355	624,047
HomeTrust Bancshares, Inc. (a)	58,805	921,474
Horizon Bancorp Industries	16,035	348,601
Hudson Valley Holding Corp.	43,646	820,108
IBERIABANK Corp.	107,973	7,072,232
Independent Bank Corp. (a)	78,883	970,261
Independent Bank Corp., Massachusetts	94,643	3,481,916
Independent Bank Group, Inc.	12,518	672,717
International Bancshares Corp.	210,616	4,882,079
Intervest Bancshares Corp. Class A (a)(d)	47,999	355,673
Investors Bancorp, Inc.	220,213	5,840,049
Lakeland Bancorp, Inc.	90,484	1,022,469
Lakeland Financial Corp.	58,722	2,231,436
LCNB Corp. (d)	22,903	400,803
Macatawa Bank Corp. (d)	64,065	338,263
MainSource Financial Group, Inc.	47,324	817,285
MB Financial, Inc.	196,866	6,010,319
MBT Financial Corp. (a)	11,242	54,186
Mercantile Bank Corp.	19,339	392,582
Merchants Bancshares, Inc.	14,012	461,555
Metro Bancorp, Inc. (a)	42,825	840,227
Middleburg Financial Corp.	14,592	268,201
Midsouth Bancorp, Inc.	24,320	426,086
MidWestOne Financial Group, Inc.	16,620	433,450

	Shares	Value
Monarch Financial Holdings, Inc.	10,098	$ 118,954
MutualFirst Financial, Inc.	7,773	147,842
National Bank Holdings Corp.	165,480	3,248,372
National Bankshares, Inc. (d)	16,169	582,084
National Penn Bancshares, Inc.	448,215	4,840,722
NBT Bancorp, Inc.	184,680	4,336,286
NewBridge Bancorp (a)(d)	47,976	345,427
North Valley Bancorp (a)	24,641	573,396
Northeast Bancorp	15,002	139,519
Northrim Bancorp, Inc.	12,118	297,739
Norwood Financial Corp.	3,054	88,688
OBA Financial Services, Inc. (a)	5,103	94,303
OFG Bancorp (d)	149,770	2,396,320
Ohio Valley Banc Corp.	7,485	167,215
Old National Bancorp, Indiana	383,224	5,376,633
Old Second Bancorp, Inc. (a)(d)	34,774	172,479
OmniAmerican Bancorp, Inc.	32,753	713,033
Orrstown Financial Services, Inc. (a)	18,291	299,607
Pacific Continental Corp.	43,214	623,578
Pacific Mercantile Bancorp (a)	29,298	182,820
Pacific Premier Bancorp, Inc. (a)	35,923	571,176
PacWest Bancorp (d)	133,344	5,787,130
Park National Corp. (d)	52,197	4,074,498
Park Sterling Corp.	124,780	818,557
Patriot National Bancorp, Inc. (a)	14,022	17,528
Peapack-Gladstone Financial Corp.	21,894	407,228
Penns Woods Bancorp, Inc.	11,224	514,171
Peoples Bancorp of North Carolina	1,842	28,367
Peoples Bancorp, Inc.	20,954	512,744
Peoples Financial Corp., Mississippi (a)	7,232	97,632
Pinnacle Financial Partners, Inc.	116,895	4,217,572
Popular, Inc. (a)	344,493	9,849,055
Porter Bancorp, Inc. (a)	3,733	3,696
Preferred Bank, Los Angeles (a)	27,407	658,590
Premier Financial Bancorp, Inc.	6,092	85,410
PrivateBancorp, Inc.	217,626	6,280,686
Prosperity Bancshares, Inc.	186,499	11,807,252
QCR Holdings, Inc.	6,005	103,887
Renasant Corp.	112,407	3,266,547
Republic Bancorp, Inc., Kentucky Class A	30,943	745,417
Republic First Bancorp, Inc. (a)	44,636	164,260
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	16,693
S&T Bancorp, Inc.	97,041	2,238,736
S.Y. Bancorp, Inc.	39,985	1,193,152
Sandy Spring Bancorp, Inc.	80,527	1,910,906
SB Financial Group, Inc.	532	4,575
Seacoast Banking Corp., Florida (a)	75,186	810,505
Shore Bancshares, Inc. (a)	20,686	195,896
Sierra Bancorp	31,765	518,087
Signature Bank (a)(d)	157,568	20,630,378
Simmons First National Corp. Class A	52,680	1,876,988
Southern National Bancorp of Virginia, Inc.	12,282	122,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southside Bancshares, Inc.	54,624	$ 1,613,047
Southwest Bancorp, Inc., Oklahoma	58,607	1,030,897
State Bank Financial Corp.	129,459	2,203,392
Sterling Bancorp	304,891	3,914,800
Sterling Financial Corp.	78,788	2,495,216
Suffolk Bancorp (a)	26,410	532,690
Summit Financial Group, Inc. (a)	1,800	18,846
Sun Bancorp, Inc., New Jersey (a)	136,043	473,430
Susquehanna Bancshares, Inc.	634,995	6,946,845
SVB Financial Group (a)	153,018	19,266,496
Synovus Financial Corp.	3,203,582	11,148,465
Taylor Capital Group, Inc. (a)	53,053	1,252,051
TCF Financial Corp.	553,071	8,915,505
Texas Capital Bancshares, Inc. (a)(d)	134,877	8,490,507
The First Bancorp, Inc.	21,478	351,595
Tompkins Financial Corp.	41,723	2,019,810
Tower Financial Corp.	3,165	73,934
TowneBank (d)	72,900	1,091,313
Trico Bancshares	46,177	1,153,963
Trustmark Corp.	245,441	5,922,491
Two River Bancorp	1,393	11,297
UMB Financial Corp.	129,352	8,063,804
Umpqua Holdings Corp. (d)	370,508	6,583,927
Union Bankshares, Inc.	388	8,858
Union First Market Bankshares Corp.	169,630	4,291,639
United Bancorp, Inc.	370	3,078
United Bankshares, Inc., West Virginia (d)	216,395	6,368,505
United Community Banks, Inc., Georgia (a)	141,348	2,359,098
United Security Bancshares, Inc. (a)	8,545	65,113
United Security Bancshares, California	7,792	40,986
Univest Corp. of Pennsylvania	47,341	912,261
Valley National Bancorp (d)	708,708	7,143,777
VantageSouth Bancshares, Inc. (a)	11,111	67,110
ViewPoint Financial Group	138,306	3,457,650
Washington Banking Co., Oak Harbor	48,330	890,239
Washington Trust Bancorp, Inc.	39,990	1,407,248
Webster Financial Corp.	301,055	9,323,673
WesBanco, Inc.	97,343	2,901,795
West Bancorp., Inc.	33,706	500,534
Westamerica Bancorp. (d)	98,932	4,974,301
Westbury Bancorp, Inc.	13,612	196,013
Western Alliance Bancorp. (a)	263,514	6,102,984
Wilshire Bancorp, Inc.	227,726	2,311,419
Wintrust Financial Corp.	167,102	7,733,481
Xenith Bankshares, Inc. (a)	17,541	105,597
Yadkin Financial Corp. (a)	44,751	859,219
		667,308,561
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	25,295	212,478

	Shares	Value
Atlanticus Holdings Corp. (a)(d)	33,601	$ 84,003
Cash America International, Inc. (d)	101,875	4,077,038
Consumer Portfolio Services, Inc. (a)	34,741	270,632
Credit Acceptance Corp. (a)	36,903	5,097,780
DFC Global Corp. (a)	126,272	1,039,219
Encore Capital Group, Inc. (a)(d)	79,228	3,852,065
EZCORP, Inc. (non-vtg.) Class A (a)	197,585	2,497,474
First Cash Financial Services, Inc. (a)(d)	101,068	5,339,422
First Marblehead Corp. (a)	22,462	157,459
Green Dot Corp. Class A (a)	72,624	1,463,374
Imperial Holdings, Inc. (a)(d)	53,799	294,281
JGWPT Holdings, Inc.	37,576	718,453
Nelnet, Inc. Class A	61,950	2,485,434
Nicholas Financial, Inc.	73,640	1,162,039
Portfolio Recovery Associates, Inc. (a)(d)	166,653	9,037,592
QC Holdings, Inc.	15,915	38,673
Regional Management Corp. (a)	35,651	1,075,947
Springleaf Holdings, Inc. (d)	77,086	2,171,513
World Acceptance Corp. (a)(d)	35,872	3,438,331
		44,513,207
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	23,144
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	289,485	15,640,875
Gain Capital Holdings, Inc. (d)	46,117	475,927
ING U.S., Inc.	366,313	13,139,647
Interactive Brokers Group, Inc.	167,002	3,714,124
Life Partners Holdings, Inc. (d)	51,198	123,387
MarketAxess Holdings, Inc.	130,538	7,706,964
Marlin Business Services Corp.	28,530	613,395
MicroFinancial, Inc.	17,898	145,511
MSCI, Inc. Class A (a)	398,294	17,409,431
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	69,745	1,072,678
PHH Corp. (a)	177,919	4,631,232
PICO Holdings, Inc. (a)	85,950	2,158,205
Resource America, Inc. Class A	25,148	237,900
Vector Capital Corp. rights (a)	49,572	1
		67,092,421
Insurance - 4.0%
Alleghany Corp. (a)	54,712	21,091,476
Allied World Assurance Co. Holdings Ltd.	108,644	10,833,980
AMBAC Financial Group, Inc. (a)	152,251	5,261,795
American Equity Investment Life Holding Co.	229,949	5,026,685
American Financial Group, Inc.	226,460	12,944,454
American National Insurance Co.	20,273	2,300,783
Amerisafe, Inc.	62,486	2,720,640
Amtrust Financial Services, Inc. (d)	103,569	3,914,908
Arch Capital Group Ltd. (a)(d)	397,262	22,294,343
Argo Group International Holdings, Ltd.	89,165	3,935,743
Arthur J. Gallagher & Co.	424,118	19,594,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	210,817	$ 7,918,287
Assured Guaranty Ltd.	531,990	13,060,355
Axis Capital Holdings Ltd.	350,058	15,392,050
Baldwin & Lyons, Inc. Class B	20,123	517,362
Brown & Brown, Inc.	383,128	11,532,153
Citizens, Inc. Class A (a)(d)	105,942	777,614
CNA Financial Corp.	130,900	5,431,041
CNO Financial Group, Inc.	731,060	13,349,156
Crawford & Co. Class B	71,993	609,781
Donegal Group, Inc. Class A	26,385	372,292
eHealth, Inc. (a)(d)	61,993	2,975,664
EMC Insurance Group	12,011	366,336
Employers Holdings, Inc.	101,985	2,006,045
Endurance Specialty Holdings Ltd.	150,695	7,857,237
Enstar Group Ltd. (a)	32,640	4,085,875
Erie Indemnity Co. Class A	88,774	6,443,217
Everest Re Group Ltd.	156,575	23,367,253
FBL Financial Group, Inc. Class A	37,269	1,559,335
Federated National Holding Co.	17,351	275,534
Fidelity National Financial, Inc. Class A	907,507	30,002,181
First Acceptance Corp. (a)	24,679	64,165
First American Financial Corp.	349,879	9,425,740
Fortegra Financial Corp. (a)	15,197	106,227
Global Indemnity PLC (a)(d)	37,631	981,416
Greenlight Capital Re, Ltd. (a)(d)	101,968	3,206,894
Hallmark Financial Services, Inc. (a)	27,548	233,332
Hanover Insurance Group, Inc.	149,874	8,818,586
HCC Insurance Holdings, Inc.	326,998	14,355,212
HCI Group, Inc. (d)	31,967	1,547,842
Health Insurance Innovations (d)	12,600	158,634
Hilltop Holdings, Inc. (a)	229,448	5,623,770
Horace Mann Educators Corp.	137,825	3,943,173
Independence Holding Co.	12,745	173,714
Infinity Property & Casualty Corp.	40,020	2,951,475
Investors Title Co.	2,693	207,146
Kansas City Life Insurance Co.	10,866	534,607
Kemper Corp.	177,471	6,882,325
Maiden Holdings Ltd.	199,442	2,239,734
Markel Corp. (a)	46,363	26,797,814
MBIA, Inc. (a)(d)	476,702	6,459,312
Meadowbrook Insurance Group, Inc.	152,822	820,654
Mercury General Corp.	128,965	5,842,115
Montpelier Re Holdings Ltd.	152,603	4,350,712
National Interstate Corp. (d)	62,455	1,890,513
National Western Life Insurance Co. Class A	7,764	1,755,052
Navigators Group, Inc. (a)	38,081	2,308,470
Old Republic International Corp.	782,580	12,176,945
OneBeacon Insurance Group Ltd.	65,270	1,070,428
PartnerRe Ltd.	154,297	15,256,887
Phoenix Companies, Inc. (a)	17,250	881,993

	Shares	Value
Platinum Underwriters Holdings Ltd.	97,663	$ 5,725,005
Primerica, Inc.	182,311	8,171,179
ProAssurance Corp.	211,456	9,612,790
Protective Life Corp.	259,672	13,539,298
Reinsurance Group of America, Inc.	231,645	17,834,349
RenaissanceRe Holdings Ltd.	142,151	13,576,842
RLI Corp.	114,998	4,959,864
Safety Insurance Group, Inc.	44,258	2,470,924
Selective Insurance Group, Inc.	195,872	4,512,891
StanCorp Financial Group, Inc.	147,970	9,792,655
State Auto Financial Corp.	38,206	764,884
Stewart Information Services Corp.	72,916	2,696,434
Symetra Financial Corp.	339,358	6,685,353
Third Point Reinsurance Ltd.	89,837	1,347,555
Tower Group International Ltd. (d)	117,565	324,479
United Fire Group, Inc.	77,762	2,253,543
United Insurance Holdings Corp.	59,225	773,479
Universal Insurance Holdings, Inc.	99,404	1,328,037
Validus Holdings Ltd.	323,014	11,890,145
W.R. Berkley Corp.	350,264	14,444,887
White Mountains Insurance Group Ltd.	19,596	11,357,058
Willis Group Holdings PLC	595,283	24,501,848
		567,446,213
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	200,571	5,305,103
AG Mortgage Investment Trust, Inc.	104,641	1,919,116
Agree Realty Corp.	53,329	1,639,333
Alexanders, Inc.	8,052	3,017,165
Alexandria Real Estate Equities, Inc.	234,944	17,021,693
Altisource Residential Corp. Class B	180,731	5,165,292
American Assets Trust, Inc.	122,663	4,056,465
American Campus Communities, Inc.	345,329	12,756,453
American Capital Agency Corp.	1,269,000	28,286,010
American Capital Mortgage Investment Corp.	184,016	3,711,603
American Homes 4 Rent Class A	176,591	2,892,561
American Realty Capital Properties, Inc.	1,890,749	27,775,103
American Residential Properties, Inc. (a)(d)	57,037	1,038,073
AmREIT, Inc. Class B	50,317	872,497
Annaly Capital Management, Inc.	3,147,349	35,187,362
Anworth Mortgage Asset Corp.	536,989	2,781,603
Apollo Commercial Real Estate Finance, Inc.	139,860	2,341,256
Apollo Residential Mortgage, Inc.	117,920	2,056,525
Arbor Realty Trust, Inc.	114,120	782,863
Ares Commercial Real Estate Corp.	140,190	1,905,182
Armada Hoffler Properties, Inc.	52,271	511,733
Armour Residential REIT, Inc.	1,242,005	5,328,201
Ashford Hospitality Prime, Inc.	67,990	1,138,833
Ashford Hospitality Trust, Inc.	258,873	2,894,200
Associated Estates Realty Corp.	198,620	3,396,402
Aviv REIT, Inc.	63,187	1,602,422
BioMed Realty Trust, Inc.	624,919	12,923,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Blackstone Mortgage Trust, Inc. (d)	115,336	$ 3,341,284
Brandywine Realty Trust (SBI)	520,180	7,620,637
BRE Properties, Inc.	257,061	15,878,658
Brixmor Property Group, Inc. (d)	161,900	3,574,752
BRT Realty Trust (a)	8,802	62,758
Camden Property Trust (SBI)	281,434	18,771,648
Campus Crest Communities, Inc.	230,994	1,912,630
Capstead Mortgage Corp. (d)	334,305	4,309,191
CBL & Associates Properties, Inc.	557,567	9,919,117
Cedar Shopping Centers, Inc.	243,292	1,496,246
Chambers Street Properties (d)	831,672	6,578,526
Chatham Lodging Trust	91,880	1,917,536
Cherry Hill Mortgage Investment Corp.	38,323	696,712
Chesapeake Lodging Trust	171,097	4,457,077
Chimera Investment Corp.	3,420,897	10,912,661
Colony Financial, Inc.	268,339	6,059,095
Columbia Property Trust, Inc.	425,860	11,302,324
CommonWealth REIT (d)	369,850	10,041,428
Coresite Realty Corp.	71,084	2,213,556
Corporate Office Properties Trust (SBI)	291,288	7,768,651
Corrections Corp. of America (d)	383,671	12,795,428
Cousins Properties, Inc.	616,364	7,119,004
CubeSmart	427,083	7,478,223
CyrusOne, Inc.	66,522	1,478,119
CYS Investments, Inc.	568,403	5,001,946
DCT Industrial Trust, Inc.	1,016,781	8,052,906
DDR Corp.	908,582	15,100,633
DiamondRock Hospitality Co.	624,027	7,875,221
Digital Realty Trust, Inc. (d)	424,875	23,011,230
Douglas Emmett, Inc.	426,031	11,473,015
Duke Realty LP	1,072,656	18,020,621
DuPont Fabros Technology, Inc. (d)	210,268	5,584,718
EastGroup Properties, Inc.	104,946	6,510,850
Education Realty Trust, Inc.	391,132	3,688,375
Ellington Residential Mortgage REIT	20,297	343,628
Empire State Realty Trust, Inc.	283,009	4,335,698
EPR Properties	174,225	9,279,224
Equity Lifestyle Properties, Inc.	273,332	11,001,613
Equity One, Inc.	224,592	5,210,534
Essex Property Trust, Inc.	122,740	20,528,265
Excel Trust, Inc.	176,835	2,215,743
Extra Space Storage, Inc.	360,984	17,724,314
Federal Realty Investment Trust (SBI)	209,479	23,317,107
FelCor Lodging Trust, Inc.	371,704	3,237,542
First Industrial Realty Trust, Inc.	329,206	6,333,923
First Potomac Realty Trust	225,311	2,856,943
Five Oaks Investment Corp.	46,855	529,462
Franklin Street Properties Corp.	330,769	4,141,228
Gaming & Leisure Properties	291,614	11,104,661
Getty Realty Corp.	107,657	2,071,321
Gladstone Commercial Corp.	42,375	737,325

	Shares	Value
Glimcher Realty Trust	521,855	$ 5,077,649
Government Properties Income Trust (d)	187,222	4,663,700
Gramercy Property Trust, Inc. (a)	181,520	1,052,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,668	597,102
Hatteras Financial Corp.	327,863	6,465,458
Healthcare Realty Trust, Inc.	332,649	7,973,597
Healthcare Trust of America, Inc.	608,455	6,832,950
Hersha Hospitality Trust	621,806	3,494,550
Highwoods Properties, Inc. (SBI)	283,235	10,680,792
Home Properties, Inc.	193,491	11,404,360
Hospitality Properties Trust (SBI)	486,101	12,881,677
Hudson Pacific Properties, Inc.	158,929	3,625,170
Independence Realty Trust, Inc.	26,999	232,191
Inland Real Estate Corp.	300,656	3,220,026
Invesco Mortgage Capital, Inc.	454,438	7,648,192
Investors Real Estate Trust	391,462	3,437,036
iStar Financial, Inc. (a)(d)	266,363	4,128,627
JAVELIN Mortgage Investment Corp. (d)	46,815	678,818
Kilroy Realty Corp.	266,153	15,309,121
Kite Realty Group Trust	475,019	2,935,617
LaSalle Hotel Properties (SBI)	334,090	10,470,381
Lexington Corporate Properties Trust	663,426	7,569,691
Liberty Property Trust (SBI)	475,596	18,196,303
LTC Properties, Inc.	115,693	4,359,312
Mack-Cali Realty Corp.	293,454	6,529,352
Medical Properties Trust, Inc.	537,748	7,092,896
MFA Financial, Inc.	1,217,966	9,573,213
Mid-America Apartment Communities, Inc. (d)	242,922	16,431,244
Monmouth Real Estate Investment Corp. Class A	157,116	1,520,883
National Health Investors, Inc.	101,862	6,284,885
National Retail Properties, Inc. (d)	396,763	14,239,824
New York Mortgage Trust, Inc. (d)	247,724	1,914,907
NorthStar Realty Finance Corp.	1,040,313	16,135,255
Omega Healthcare Investors, Inc. (d)	398,237	12,727,655
One Liberty Properties, Inc.	35,770	784,078
Orchid Island Capital, Inc. (d)	903	11,441
Parkway Properties, Inc.	268,779	4,953,597
Pebblebrook Hotel Trust	207,254	6,889,123
Pennsylvania Real Estate Investment Trust (SBI)	231,409	4,341,233
PennyMac Mortgage Investment Trust	233,473	5,678,063
Physicians Realty Trust	99,817	1,336,550
Piedmont Office Realty Trust, Inc. Class A	550,830	9,518,342
PMC Commercial Trust	15,439	147,906
Post Properties, Inc.	176,369	8,559,188
Potlatch Corp.	133,057	5,274,379
Power (REIT) (a)	1,227	11,350
Preferred Apartment Communities, Inc. Class A	22,297	183,058
PS Business Parks, Inc.	73,314	6,159,842
QTS Realty Trust, Inc. Class A	55,322	1,414,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
RAIT Financial Trust (d)	248,382	$ 2,064,054
Ramco-Gershenson Properties Trust (SBI)	248,170	4,144,439
Rayonier, Inc.	419,443	19,751,571
Realty Income Corp. (d)	679,850	30,198,937
Redwood Trust, Inc. (d)	288,721	5,803,292
Regency Centers Corp.	304,312	15,449,920
Resource Capital Corp.	434,839	2,535,111
Retail Opportunity Investments Corp.	217,500	3,225,525
Retail Properties America, Inc.	632,021	8,810,373
Rexford Industrial Realty, Inc.	54,330	770,943
RLJ Lodging Trust	409,110	10,632,769
Rouse Properties, Inc. (d)	115,811	2,167,982
Ryman Hospitality Properties, Inc. (d)	163,023	6,877,940
Sabra Health Care REIT, Inc.	131,566	3,745,684
Saul Centers, Inc.	44,429	2,064,616
Select Income (REIT)	107,558	3,135,316
Senior Housing Properties Trust (SBI)	613,743	13,686,469
Silver Bay Realty Trust Corp.	142,660	2,235,482
SL Green Realty Corp.	307,276	30,521,725
SoTHERLY Hotels, Inc.	27,804	171,551
Sovran Self Storage, Inc.	105,708	7,821,335
Spirit Realty Capital, Inc.	1,134,045	12,383,771
Stag Industrial, Inc.	159,251	3,712,141
Starwood Property Trust, Inc.	637,854	15,321,253
Starwood Waypoint Residential (a)	127,570	3,458,423
Strategic Hotel & Resorts, Inc. (a)(d)	594,160	5,935,658
Summit Hotel Properties, Inc.	290,927	2,688,165
Sun Communities, Inc.	121,106	5,578,142
Sunstone Hotel Investors, Inc.	595,200	8,047,104
Supertel Hospitality, Inc., Maryland (a)	1,649	4,123
Tanger Factory Outlet Centers, Inc.	306,072	10,501,330
Taubman Centers, Inc.	207,363	14,608,723
Terreno Realty Corp.	69,706	1,302,108
The Geo Group, Inc.	237,822	7,665,003
Trade Street Residential, Inc.	3,743	27,286
Two Harbors Investment Corp.	1,198,997	12,445,589
UDR, Inc.	817,768	21,106,592
UMH Properties, Inc.	45,741	424,019
Universal Health Realty Income Trust (SBI)	45,124	1,921,380
Urstadt Biddle Properties, Inc. Class A	86,921	1,704,521
Washington REIT (SBI)	225,206	5,663,931
Weingarten Realty Investors (SBI)	374,033	11,408,007
Western Asset Mortgage Capital Corp. (d)	79,800	1,314,306
Whitestone REIT Class B	74,608	1,072,863
Winthrop Realty Trust	108,839	1,266,886
WP Carey, Inc.	185,918	11,809,511
ZAIS Financial Corp.	15,500	269,855
		1,213,402,835

	Shares	Value
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	145,924	$ 6,073,357
Altisource Portfolio Solutions SA	55,909	5,500,327
American Realty Investments, Inc. (a)	1,965	19,257
AV Homes, Inc. (a)	31,513	622,382
Consolidated-Tomoka Land Co.	12,368	439,806
Forest City Enterprises, Inc. Class A (a)(d)	524,820	10,223,494
Forestar Group, Inc. (a)(d)	117,514	2,216,314
Gladstone Land Corp.	66,704	853,811
Howard Hughes Corp. (a)	104,438	14,415,577
InterGroup Corp. (a)	336	6,152
Jones Lang LaSalle, Inc.	147,378	18,156,970
Kennedy-Wilson Holdings, Inc.	235,554	5,959,516
Maui Land & Pineapple, Inc. (a)	17,943	111,426
RE/MAX Holdings, Inc. (d)	43,468	1,330,990
Realogy Holdings Corp. (a)	484,103	22,975,528
Tejon Ranch Co. (a)	43,935	1,557,496
The St. Joe Co. (a)(d)	317,132	6,130,162
Transcontinental Realty Investors, Inc. (a)	1,497	23,653
ZipRealty, Inc. (a)	28,991	137,417
		96,753,635
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	297,236	4,072,133
Banc of California, Inc.	43,498	556,339
Bank Mutual Corp.	123,703	818,914
BankFinancial Corp.	56,765	566,515
BBX Capital Corp. (a)	42,087	813,963
Beneficial Mutual Bancorp, Inc. (a)	112,435	1,353,717
Berkshire Hills Bancorp, Inc.	88,805	2,231,670
BofI Holding, Inc. (a)(d)	39,084	3,638,720
Brookline Bancorp, Inc., Delaware	228,749	2,088,478
Camco Financial Corp. (a)(d)	28,595	173,000
Cape Bancorp, Inc.	25,193	267,802
Capitol Federal Financial, Inc.	470,721	5,719,260
Charter Financial Corp.	19,819	208,694
Cheviot Financial Corp.	44	452
Chicopee Bancorp, Inc.	13,096	234,156
Clifton Savings Bancorp, Inc.	25,210	332,016
Dime Community Bancshares, Inc.	105,672	1,775,290
Doral Financial Corp. (a)(d)	18,344	210,956
Elmira Savings Bank	185	4,192
ESB Financial Corp.	37,377	490,012
ESSA Bancorp, Inc.	32,482	364,773
Essent Group Ltd. (d)	69,085	1,602,772
EverBank Financial Corp. (d)	292,629	5,243,912
Farmer Mac Class C (non-vtg.)	28,644	901,140
First Clover Leaf Financial Corp.	10,566	96,785
First Defiance Financial Corp.	23,633	653,925
First Federal Bancshares of Arkansas, Inc. (a)	4,711	40,891
First Financial Northwest, Inc.	34,706	358,860
Flagstar Bancorp, Inc. (a)	65,811	1,457,056
Fox Chase Bancorp, Inc.	32,985	565,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Franklin Financial Corp./VA (a)	27,950	$ 553,410
Hampden Bancorp, Inc.	5,136	81,919
Heritage Financial Group, Inc.	17,720	330,832
HF Financial Corp.	632	8,393
Hingham Institution for Savings	1,083	84,799
HMN Financial, Inc. (a)	2,852	36,392
Home Bancorp, Inc. (a)	15,826	329,023
Home Loan Servicing Solutions Ltd. (d)	220,032	4,515,057
HomeStreet, Inc.	35,323	665,485
HopFed Bancorp, Inc.	11,426	131,856
IF Bancorp, Inc.	11,597	190,771
Impac Mortgage Holdings, Inc. (a)(d)	20,302	142,114
Kearny Financial Corp. (a)(d)	52,612	661,859
Madison County Financial, Inc.	11,541	198,505
Meridian Interstate Bancorp, Inc. (a)	27,315	661,023
Meta Financial Group, Inc.	11,444	488,773
MGIC Investment Corp. (a)	1,083,448	9,707,694
NASB Financial, Inc. (d)	3,724	94,366
Nationstar Mortgage Holdings, Inc. (a)(d)	67,203	1,937,462
New Hampshire Thrift Bancshare	20,505	305,525
New York Community Bancorp, Inc. (d)	1,441,888	23,041,370
NMI Holdings, Inc. (a)	20,200	220,988
Northfield Bancorp, Inc.	217,420	2,752,537
Northwest Bancshares, Inc.	341,018	4,893,608
Ocean Shore Holding Co.	5,120	71,219
OceanFirst Financial Corp.	36,227	683,966
Ocwen Financial Corp. (a)	384,211	14,384,860
Oneida Financial Corp.	2,810	35,490
Oritani Financial Corp.	151,918	2,379,036
PennyMac Financial Services, Inc.	41,987	725,955
Peoples Federal Bancshares, Inc. (d)	9,219	165,389
Poage Bankshares, Inc.	6,654	91,892
Provident Financial Holdings, Inc.	21,034	323,293
Provident Financial Services, Inc.	185,760	3,447,706
Pulaski Financial Corp.	11,679	117,257
Radian Group, Inc. (d)	563,566	8,763,451
Riverview Bancorp, Inc. (a)	20,156	68,127
Rockville Financial, Inc. (d)	88,020	1,159,223
Security National Financial Corp. Class A	22,623	88,003
SI Financial Group, Inc.	15,322	180,646
Simplicity Bancorp, Inc.	22,747	401,257
Southern Missouri Bancorp, Inc.	3,317	114,337
Stonegate Mortgage Corp. (a)(d)	38,473	559,013
Territorial Bancorp, Inc.	28,348	629,326
TFS Financial Corp. (a)	321,262	3,797,317
Timberland Bancorp, Inc.	12,774	136,554
Tree.com, Inc. (a)	19,805	669,607
Trustco Bank Corp., New York	304,547	2,058,738
United Community Financial Corp. (a)	251,020	931,284
United Financial Bancorp, Inc.	56,278	991,056

	Shares	Value
Walker & Dunlop, Inc. (a)(d)	71,009	$ 1,195,081
Washington Federal, Inc.	344,651	7,727,075
Waterstone Financial, Inc. Maryland (a)	32,153	339,536
Westfield Financial, Inc.	94,628	718,227
WSFS Financial Corp.	26,632	1,898,595
		143,728,033
TOTAL FINANCIALS		3,045,779,729
HEALTH CARE - 11.9%
Biotechnology - 3.8%
Aastrom Biosciences, Inc. (a)	10,915	36,784
ACADIA Pharmaceuticals, Inc. (a)(d)	260,192	7,363,434
Acceleron Pharma, Inc. (d)	24,726	1,160,391
Achillion Pharmaceuticals, Inc. (a)(d)	269,162	942,067
Acorda Therapeutics, Inc. (a)	137,733	5,046,537
Advaxis, Inc. (a)(d)	24,640	120,736
Aegerion Pharmaceuticals, Inc. (a)(d)	80,924	4,431,398
Agenus, Inc. (a)(d)	142,693	697,769
Agios Pharmaceuticals, Inc. (d)	20,886	652,896
Alkermes PLC (a)	480,357	23,378,975
Alnylam Pharmaceuticals, Inc. (a)(d)	176,628	14,349,259
AMAG Pharmaceuticals, Inc. (a)(d)	69,941	1,449,877
Ambit Biosciences Corp.	22,527	245,770
Amicus Therapeutics, Inc. (a)(d)	103,509	260,843
Anacor Pharmaceuticals, Inc. (a)(d)	103,358	1,963,802
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	256,037
ARCA biopharma, Inc. (a)	3,372	6,339
Arena Pharmaceuticals, Inc. (a)(d)	734,863	4,783,958
ARIAD Pharmaceuticals, Inc. (a)(d)	611,762	5,316,212
ArQule, Inc. (a)	171,131	385,045
Array BioPharma, Inc. (a)	344,560	1,660,779
Arrowhead Research Corp. (a)	102,724	1,996,955
Athersys, Inc. (a)(d)	250,029	945,110
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	215,800
BIND Therapeutics, Inc. (d)	24,951	340,831
BioCryst Pharmaceuticals, Inc. (a)(d)	188,333	2,201,613
BioMarin Pharmaceutical, Inc. (a)(d)	471,303	38,175,543
Biospecifics Technologies Corp. (a)	11,833	280,797
Biota Pharmaceuticals, Inc. (a)	30,922	204,704
BioTime, Inc. (a)(d)	88,187	316,591
Bluebird Bio, Inc. (d)	28,596	729,198
Cancer Genetics, Inc.	27,876	525,741
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	312,384
Cel-Sci Corp. (a)(d)	195,290	216,772
Cell Therapeutics, Inc. (a)(d)	498,131	1,917,804
Celldex Therapeutics, Inc. (a)(d)	292,289	8,540,685
Cellular Dynamics International, Inc. (d)	13,046	194,255
Celsion Corp. (a)	37,190	138,719
Cepheid, Inc. (a)(d)	226,032	12,128,877
Chelsea Therapeutics International Ltd. (a)(d)	213,607	1,219,696
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ChemoCentryx, Inc. (a)(d)	80,697	$ 613,297
Chimerix, Inc.	53,588	1,071,760
Cleveland Biolabs, Inc. (a)(d)	93,847	65,965
Clovis Oncology, Inc. (a)	95,040	7,567,085
Codexis, Inc. (a)(d)	66,590	123,857
Conatus Pharmaceuticals, Inc. (d)	20,891	234,397
CorMedix, Inc. (a)(d)	49,454	137,977
Coronado Biosciences, Inc. (a)(d)	64,425	182,967
Cubist Pharmaceuticals, Inc. (a)	244,905	19,474,846
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	272,013	829,640
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	226,293
Cytokinetics, Inc. (a)(d)	77,233	760,745
Cytori Therapeutics, Inc. (a)(d)	195,899	617,082
CytRx Corp. (a)(d)	159,962	946,975
DARA BioSciences, Inc. (a)(d)	4,466	13,041
Dendreon Corp. (a)(d)	576,266	1,659,646
Discovery Laboratories, Inc. (a)(d)	244,661	645,905
Durata Therapeutics, Inc. (a)(d)	32,482	445,328
Dyax Corp. (a)	403,876	3,905,481
Dynavax Technologies Corp. (a)(d)	919,827	1,710,878
Emergent BioSolutions, Inc. (a)	97,373	2,409,008
Enanta Pharmaceuticals, Inc. (d)	16,537	609,223
EntreMed, Inc. (a)	37,512	72,023
Enzon Pharmaceuticals, Inc.	134,828	129,435
Epizyme, Inc.	38,847	1,161,525
Esperion Therapeutics, Inc. (d)	17,081	265,610
Exact Sciences Corp. (a)(d)	244,783	3,292,331
Exelixis, Inc. (a)(d)	599,718	4,234,009
Fibrocell Science, Inc. (a)(d)	81,352	462,893
Five Prime Therapeutics, Inc.	23,768	331,801
Forticell Bioscience, Inc. (a)	2	0
Foundation Medicine, Inc. (d)	25,039	892,140
Galectin Therapeutics, Inc. (a)(d)	56,964	960,413
Galena Biopharma, Inc. (a)(d)	335,154	1,323,858
Genomic Health, Inc. (a)(d)	59,800	1,579,318
GenVec, Inc. (a)(d)	39,959	143,453
Geron Corp. (a)(d)	495,598	2,356,569
GTx, Inc. (a)(d)	79,767	135,604
Halozyme Therapeutics, Inc. (a)(d)	334,834	4,717,811
Harvard Apparatus (a)	15,331	77,575
Heat Biologics, Inc. (d)	8,898	65,667
Hemispherx Biopharma, Inc. (a)	433,733	169,590
Hyperion Therapeutics, Inc. (a)(d)	18,970	588,070
iBio, Inc. (a)	102,306	55,215
Idenix Pharmaceuticals, Inc. (a)(d)	372,755	2,542,189
Idera Pharmaceuticals, Inc. (a)(d)	239,487	1,386,630
ImmunoCellular Therapeutics Ltd. (a)(d)	177,102	240,859
ImmunoGen, Inc. (a)(d)	301,232	4,940,205
Immunomedics, Inc. (a)(d)	254,275	1,205,264
Incyte Corp. (a)	480,449	30,873,653

	Shares	Value
Infinity Pharmaceuticals, Inc. (a)(d)	143,814	$ 2,255,004
Inovio Pharmaceuticals, Inc. (a)(d)	651,417	2,143,162
Insmed, Inc. (a)	107,814	2,157,358
Insys Therapeutics, Inc. (a)(d)	14,182	954,165
Intercept Pharmaceuticals, Inc. (a)	33,307	13,672,524
InterMune, Inc. (a)(d)	306,558	9,209,002
Intrexon Corp. (d)	37,626	977,523
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	401,292	5,822,747
Isis Pharmaceuticals, Inc. (a)(d)	387,534	19,764,234
IsoRay, Inc. (a)(d)	76,668	60,184
KaloBios Pharmaceuticals, Inc.	71,639	232,827
Karyopharm Therapeutics, Inc.	27,979	1,123,077
Keryx Biopharmaceuticals, Inc. (a)(d)	294,874	4,732,728
KYTHERA Biopharmaceuticals, Inc. (a)(d)	42,822	2,139,815
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,761,202
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	69,939	4,878,245
General CVR (a)	26,087	1,591
Glucagon CVR (a)	26,087	4,435
rights (a)	26,087	170
TR Beta CVR (a)	26,087	136
LipoScience, Inc. (a)	15,054	62,625
Lpath, Inc. (a)	19,435	90,178
Macrogenics, Inc.	30,033	1,051,155
MannKind Corp. (a)(d)	685,467	4,243,041
Mast Therapeutics, Inc. (a)(d)	531,478	441,127
Medgenics, Inc. (a)(d)	34,205	295,189
MediciNova, Inc. (a)(d)	47,646	108,156
Medivation, Inc. (a)	250,204	17,992,170
MEI Pharma, Inc. (a)	32,936	284,238
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	1,552,445
Metabolix, Inc. (a)(d)	85,270	109,146
MiMedx Group, Inc. (a)	267,984	1,916,086
Momenta Pharmaceuticals, Inc. (a)	146,858	2,173,498
Myriad Genetics, Inc. (a)(d)	249,963	9,051,160
Nanosphere, Inc. (a)	173,475	416,340
NanoViricides, Inc. (a)(d)	143,363	570,585
Navidea Biopharmaceuticals, Inc. (a)(d)	444,645	822,593
Neuralstem, Inc. (a)(d)	278,617	994,663
Neurocrine Biosciences, Inc. (a)	213,411	3,762,436
NewLink Genetics Corp. (a)(d)	50,794	2,245,095
Northwest Biotherapeutics, Inc. (a)(d)	109,855	778,872
Novavax, Inc. (a)(d)	635,933	4,069,971
NPS Pharmaceuticals, Inc. (a)(d)	312,837	10,943,038
Ohr Pharmaceutical, Inc. (a)	55,086	779,467
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	576,126
OncoMed Pharmaceuticals, Inc. (d)	16,535	570,788
Onconova Therapeutics, Inc. (d)	17,664	150,144
Oncothyreon, Inc. (a)(d)	199,043	615,043
Opexa Therapeutics, Inc. (a)(d)	68,287	124,282
Ophthotech Corp. (d)	37,946	1,277,642
Opko Health, Inc. (a)(d)	728,512	6,935,434
Oragenics, Inc. (a)	27,929	104,454
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. (a)(d)	365,940	$ 2,539,624
Organovo Holdings, Inc. (a)(d)	196,595	2,020,997
Osiris Therapeutics, Inc. (a)(d)	56,117	856,907
OvaScience, Inc. (a)(d)	30,226	326,139
OXiGENE, Inc. (a)	3,950	8,414
Oxygen Biotherapeutics, Inc. (a)(d)	22,365	144,702
PDL BioPharma, Inc. (d)	475,632	4,076,166
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	1,049,080
Pharmacyclics, Inc. (a)	223,164	30,943,920
PharmAthene, Inc. (a)(d)	123,056	231,345
Portola Pharmaceuticals, Inc. (d)	39,606	965,990
Progenics Pharmaceuticals, Inc. (a)(d)	203,243	949,145
Prothena Corp. PLC (a)(d)	73,496	2,646,591
PTC Therapeutics, Inc. (a)	45,263	1,419,448
Puma Biotechnology, Inc. (a)	63,396	7,370,419
Raptor Pharmaceutical Corp. (a)(d)	210,398	3,330,600
Receptos, Inc.	41,822	1,939,913
Regado Biosciences, Inc.	15,222	109,142
Regulus Therapeutics, Inc. (a)(d)	53,984	606,240
Repligen Corp. (a)(d)	104,226	1,560,263
Rexahn Pharmaceuticals, Inc. (a)(d)	422,481	570,349
Rigel Pharmaceuticals, Inc. (a)	289,108	994,532
Sangamo Biosciences, Inc. (a)(d)	216,693	3,943,813
Sarepta Therapeutics, Inc. (a)(d)	114,397	3,320,945
Seattle Genetics, Inc. (a)(d)	372,346	19,581,676
SIGA Technologies, Inc. (a)(d)	109,876	352,702
Sorrento Therapeutics, Inc. (a)	29,155	335,866
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,602,365
StemCells, Inc. (a)(d)	120,758	177,514
Stemline Therapeutics, Inc. (d)	33,876	876,033
Sunesis Pharmaceuticals, Inc. (a)(d)	112,982	740,032
Synageva BioPharma Corp. (a)(d)	64,476	7,393,463
Synergy Pharmaceuticals, Inc. (a)(d)	261,133	1,585,077
Synta Pharmaceuticals Corp. (a)(d)	218,784	1,352,085
Synthetic Biologics, Inc. (a)(d)	102,779	277,503
Targacept, Inc. (a)	150,431	741,625
Telik, Inc. (a)	3,787	5,264
TESARO, Inc. (a)(d)	63,757	2,104,619
Tetraphase Pharmaceuticals, Inc.	48,666	661,858
TG Therapeutics, Inc. (a)(d)	94,974	626,828
Theravance, Inc. (a)(d)	259,909	9,616,633
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	827,545
Trovagene, Inc. (a)(d)	57,904	362,479
United Therapeutics Corp. (a)(d)	152,435	15,459,958
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,754,187
Venaxis, Inc. (a)(d)	80,385	208,197
Verastem, Inc. (a)(d)	49,464	661,334
Vical, Inc. (a)(d)	181,350	275,652
XOMA Corp. (a)	238,944	1,997,572

	Shares	Value
Zalicus, Inc. (a)(d)	60,609	$ 91,520
ZIOPHARM Oncology, Inc. (a)(d)	319,265	1,360,069
		543,517,746
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)(d)	70,562	2,677,828
Abiomed, Inc. (a)(d)	115,137	3,245,712
Accuray, Inc. (a)(d)	224,824	2,108,849
Alere, Inc. (a)	253,720	9,321,673
Align Technology, Inc. (a)(d)	232,898	12,187,552
Allied Healthcare Products, Inc. (a)	4,954	10,651
Alphatec Holdings, Inc. (a)	230,873	325,531
Analogic Corp.	42,044	3,963,067
Angiodynamics, Inc. (a)	99,901	1,538,475
Anika Therapeutics, Inc. (a)	35,451	1,395,706
Antares Pharma, Inc. (a)(d)	441,109	1,962,935
ArthroCare Corp. (a)	95,471	4,606,476
Atossa Genetics, Inc. (a)(d)	64,731	142,408
Atricure, Inc. (a)	74,631	1,551,578
Atrion Corp.	4,266	1,234,708
Bacterin International Holdings, Inc. (a)(d)	73,764	49,127
Baxano Surgical, Inc. (a)(d)	51,338	78,034
BioLase Technology, Inc. (d)	116,573	360,211
Bovie Medical Corp. (a)	27,980	89,256
BSD Medical Corp. (a)(d)	95,648	109,995
Cantel Medical Corp.	116,324	3,763,081
Cardica, Inc. (a)	84,418	96,237
Cardiovascular Systems, Inc. (a)	93,931	3,287,585
Cerus Corp. (a)(d)	226,749	1,464,799
Cesca Therapeutics, Inc. (a)(d)	36,219	80,406
Chembio Diagnostics, Inc. (a)	4,082	15,512
CONMED Corp.	92,250	4,300,695
Cryolife, Inc.	80,349	800,276
Cutera, Inc. (a)	39,466	422,286
Cyberonics, Inc. (a)(d)	83,817	5,738,950
Cynosure, Inc. Class A (a)	68,678	2,113,909
Delcath Systems, Inc. (a)(d)	289,673	90,639
Derma Sciences, Inc. (a)(d)	77,138	1,133,157
DexCom, Inc. (a)	220,569	9,947,662
Digirad Corp.	45,825	160,388
Dynatronics Corp. (a)	3,425	12,364
Echo Therapeutics, Inc. (a)(d)	18,765	58,734
Endologix, Inc. (a)(d)	216,309	2,920,172
EnteroMedics, Inc. (a)(d)	152,453	370,461
ERBA Diagnostics, Inc. (a)(d)	26,639	67,929
Escalon Medical Corp. (a)	3,512	5,338
Exactech, Inc. (a)	24,904	580,263
Fonar Corp. (a)(d)	24,768	561,243
Genmark Diagnostics, Inc. (a)	132,359	1,649,193
Globus Medical, Inc. (a)	188,317	4,455,580
Greatbatch, Inc. (a)	81,776	3,543,354
Haemonetics Corp. (a)(d)	170,591	6,223,160
Hansen Medical, Inc. (a)(d)	236,840	554,206
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	49,830	$ 4,785,175
Hill-Rom Holdings, Inc.	199,491	7,546,745
Hologic, Inc. (a)(d)	904,880	19,708,286
ICU Medical, Inc. (a)(d)	44,824	2,593,517
IDEXX Laboratories, Inc. (a)(d)	171,398	21,579,008
Insulet Corp. (a)(d)	180,801	8,571,775
Integra LifeSciences Holdings Corp. (a)(d)	79,170	3,724,157
Invacare Corp.	97,998	1,942,320
Iridex Corp. (a)	9,439	88,727
Kewaunee Scientific Corp.	5,250	85,365
Kips Bay Medical, Inc. (a)	9,803	7,058
Ldr Holding Corp. (d)	26,225	819,531
LeMaitre Vascular, Inc.	17,157	140,516
Masimo Corp. (a)	180,137	4,602,500
Medical Action Industries, Inc. (a)	37,965	277,904
MELA Sciences, Inc. (a)(d)	117,358	82,737
Meridian Bioscience, Inc. (d)	134,771	2,811,323
Merit Medical Systems, Inc. (a)	136,240	2,055,862
Misonix, Inc. (a)	11,163	74,792
Natus Medical, Inc. (a)	90,072	2,260,807
Neogen Corp. (a)	124,941	5,412,444
NeuroMetrix, Inc. (a)(d)	685	1,589
NuVasive, Inc. (a)(d)	149,477	5,493,280
NxStage Medical, Inc. (a)	197,959	2,745,691
OraSure Technologies, Inc. (a)	177,113	1,229,164
Orthofix International NV (a)	73,558	1,634,459
PhotoMedex, Inc. (a)(d)	47,544	696,044
Quidel Corp. (a)(d)	101,129	2,833,635
ResMed, Inc. (d)	471,002	20,733,508
Retractable Technologies, Inc. (a)	5,601	20,164
Rockwell Medical Technologies, Inc. (a)(d)	112,115	1,422,739
RTI Biologics, Inc. (a)	147,974	556,382
Sirona Dental Systems, Inc. (a)(d)	182,312	12,845,704
Staar Surgical Co. (a)	83,499	1,182,346
Stereotaxis, Inc. (a)	64,951	322,157
Steris Corp.	202,247	9,333,699
SurModics, Inc. (a)	43,320	1,078,668
Symmetry Medical, Inc. (a)	136,148	1,440,446
Synergetics U.S.A., Inc. (a)	71,442	247,189
Tandem Diabetes Care, Inc.	31,616	814,112
TearLab Corp. (a)(d)	100,207	806,666
Teleflex, Inc.	136,290	13,900,217
The Cooper Companies, Inc.	161,997	20,769,635
The Spectranetics Corp. (a)	135,737	4,066,681
Thoratec Corp. (a)	190,369	7,070,305
Tornier NV (a)	93,726	1,799,539
Unilife Corp. (a)(d)	338,238	1,566,042
Uroplasty, Inc. (a)	64,999	267,796
Utah Medical Products, Inc.	6,852	376,791
Vascular Solutions, Inc. (a)(d)	53,247	1,385,487
Veracyte, Inc.	12,799	204,912

	Shares	Value
Vermillion, Inc. (a)(d)	42,513	$ 144,544
Vision Sciences, Inc. (a)	22,011	31,916
Volcano Corp. (a)(d)	185,809	3,987,461
West Pharmaceutical Services, Inc.	239,769	10,928,671
Wright Medical Group, Inc. (a)	165,918	5,279,511
Zeltiq Aesthetics, Inc. (a)(d)	77,310	1,468,117
		329,233,167
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	117,379	5,803,218
Accretive Health, Inc. (a)(d)	197,962	1,639,125
Adcare Health Systems, Inc. (a)	10,908	47,341
Addus HomeCare Corp. (a)	22,321	641,952
Air Methods Corp. (a)(d)	116,433	6,289,711
Alliance Healthcare Services, Inc. (a)	33,193	1,000,437
Almost Family, Inc. (a)	28,394	778,563
Amedisys, Inc. (a)(d)	117,539	1,993,461
American CareSource Holdings, Inc. (a)	2,053	4,024
American Shared Hospital Services (a)	115	351
AMN Healthcare Services, Inc. (a)	168,489	2,347,052
AmSurg Corp. (a)	111,041	4,870,258
Bio-Reference Laboratories, Inc. (a)(d)	87,412	2,208,027
BioScrip, Inc. (a)	205,484	1,465,101
BioTelemetry, Inc. (a)	83,325	936,573
Brookdale Senior Living, Inc. (a)(d)	330,979	11,101,036
Capital Senior Living Corp. (a)	91,513	2,326,260
Centene Corp. (a)(d)	182,255	11,605,998
Chemed Corp. (d)	61,290	5,185,134
Chindex International, Inc. (a)	41,105	791,271
Community Health Systems, Inc. (a)	378,360	15,705,724
Corvel Corp. (a)	38,096	1,752,797
Cross Country Healthcare, Inc. (a)	94,255	980,252
Diversicare Healthcare Services, Inc.	12,213	67,172
Emeritus Corp. (a)	135,332	4,267,018
Envision Healthcare Holdings, Inc.	227,756	7,666,267
ExamWorks Group, Inc. (a)	87,727	3,191,508
Five Star Quality Care, Inc. (a)	149,941	868,158
Gentiva Health Services, Inc. (a)(d)	96,791	1,036,632
Hanger, Inc. (a)	115,793	4,104,862
HCA Holdings, Inc. (a)	1,014,934	51,964,621
Health Net, Inc. (a)	261,005	8,887,220
HealthSouth Corp.	287,800	9,405,304
Healthways, Inc. (a)(d)	117,627	1,759,700
Henry Schein, Inc. (a)(d)	277,554	33,040,028
Hooper Holmes, Inc. (a)	128,551	71,989
InfuSystems Holdings, Inc. (a)	5,400	14,256
IPC The Hospitalist Co., Inc. (a)(d)	55,906	2,869,655
Kindred Healthcare, Inc.	192,213	4,163,334
Landauer, Inc.	33,237	1,610,665
LCA-Vision, Inc. (a)	71,178	387,208
LHC Group, Inc. (a)	42,300	996,588
LifePoint Hospitals, Inc. (a)	156,942	8,514,104
Magellan Health Services, Inc. (a)	92,138	5,633,317
MEDNAX, Inc. (a)(d)	335,141	20,383,276
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	97,946	$ 3,690,605
MWI Veterinary Supply, Inc. (a)	43,441	7,077,408
National Healthcare Corp.	34,496	1,776,544
National Research Corp.:
Class A (a)	27,189	475,808
Class B (d)	8,693	348,155
NeoStem, Inc. (a)(d)	70,595	494,165
Omnicare, Inc.	333,010	19,614,289
Owens & Minor, Inc. (d)	203,979	7,082,151
PDI, Inc. (a)	19,284	91,599
PharMerica Corp. (a)	102,387	2,467,527
Premier, Inc.	96,494	3,227,724
Providence Service Corp. (a)	40,157	1,067,775
Psychemedics Corp.	15,744	280,401
RadNet, Inc. (a)	74,982	145,465
Select Medical Holdings Corp.	206,647	2,316,513
Sharps Compliance Corp. (a)	29,684	142,483
Skilled Healthcare Group, Inc. (a)(d)	74,963	360,572
SunLink Health Systems, Inc. (a)	19,190	23,988
Surgical Care Affiliates, Inc.	36,872	1,121,646
Team Health Holdings, Inc. (a)	230,667	10,384,628
The Ensign Group, Inc.	73,014	2,891,354
Triple-S Management Corp. (a)	81,088	1,358,224
U.S. Physical Therapy, Inc.	38,321	1,271,491
Universal American Spin Corp. (d)	125,867	942,744
Universal Health Services, Inc. Class B	293,335	23,548,934
VCA Antech, Inc. (a)	291,115	9,015,832
Wellcare Health Plans, Inc. (a)	145,091	8,969,526
		360,564,099
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	519,124	9,640,133
Arrhythmia Research Technology, Inc. (a)	9,913	46,095
athenahealth, Inc. (a)(d)	123,498	23,942,557
Authentidate Holding Corp. (a)(d)	33,216	34,877
CollabRx, Inc. (a)	177	568
Computer Programs & Systems, Inc.	35,893	2,456,158
HealthStream, Inc. (a)(d)	67,498	1,945,292
HMS Holdings Corp. (a)(d)	294,558	6,026,657
iCAD, Inc. (a)	30,867	359,601
MedAssets, Inc. (a)	208,027	5,052,976
Medidata Solutions, Inc. (a)(d)	166,837	10,694,252
Merge Healthcare, Inc. (a)(d)	198,185	497,444
Omnicell, Inc. (a)(d)	122,796	3,534,069
Quality Systems, Inc.	152,647	2,665,217
Simulations Plus, Inc.	26,420	150,594
Streamline Health Solutions, Inc. (a)	32,477	203,631
Veeva Systems, Inc. Class A (d)	45,341	1,600,537
Vocera Communications, Inc. (a)(d)	68,642	1,168,287
		70,018,945

	Shares	Value
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(d)	79,168	$ 1,170,103
Affymetrix, Inc. (a)(d)	232,638	1,795,965
Albany Molecular Research, Inc. (a)(d)	66,949	1,044,404
Apricus Biosciences, Inc. (a)(d)	103,681	242,095
BG Medicine, Inc. (a)(d)	33,527	43,585
Bio-Rad Laboratories, Inc. Class A (a)	70,269	9,115,295
Bioanalytical Systems, Inc. (a)(d)	4,772	12,884
Bruker BioSciences Corp. (a)	369,173	8,394,994
Cambrex Corp. (a)	99,659	2,000,156
Charles River Laboratories International, Inc. (a)	152,413	9,054,856
CombiMatrix Corp. (a)(d)	13,852	39,478
Covance, Inc. (a)(d)	182,057	18,853,823
Enzo Biochem, Inc. (a)	134,553	499,192
Fluidigm Corp. (a)	84,882	3,976,722
Furiex Pharmaceuticals, Inc. (a)	30,575	2,829,105
Harvard Bioscience, Inc. (a)	61,324	299,261
Illumina, Inc. (a)(d)	420,643	72,136,068
Luminex Corp. (a)(d)	123,438	2,281,134
Mettler-Toledo International, Inc. (a)	97,486	23,958,159
Nanostring Technologies, Inc.	36,430	688,527
NeoGenomics, Inc. (a)(d)	129,047	461,988
Pacific Biosciences of California, Inc. (a)	178,598	1,189,463
PAREXEL International Corp. (a)	186,275	9,978,752
pSivida Corp. (a)(d)	82,313	360,531
Quintiles Transnational Holdings, Inc.	80,908	4,381,168
Response Genetics, Inc. (a)	8,201	11,727
Sequenom, Inc. (a)(d)	403,889	957,217
Techne Corp.	109,192	9,700,617
VirtualScopics, Inc. (a)	2,167	7,324
		185,484,593
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(d)	81,141	927,442
Acura Pharmaceuticals, Inc. (a)	93,798	185,720
Aerie Pharmaceuticals, Inc.	30,148	692,500
Akorn, Inc. (a)(d)	243,141	6,277,901
Alexza Pharmaceuticals, Inc. (a)	37,601	206,053
Alimera Sciences, Inc. (a)(d)	47,590	319,329
Ampio Pharmaceuticals, Inc. (a)(d)	110,055	783,592
ANI Pharmaceuticals, Inc. (a)(d)	24,842	752,216
Aratana Therapeutics, Inc. (d)	67,352	1,574,016
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	4,901,427
AVANIR Pharmaceuticals Class A (a)	506,360	2,106,458
Biodel, Inc. (a)(d)	35,927	113,170
Biodelivery Sciences International, Inc. (a)(d)	132,799	1,244,327
Cadence Pharmaceuticals, Inc. (a)	223,033	3,120,232
Cempra, Inc. (a)	75,436	859,216
Columbia Laboratories, Inc. (a)(d)	40,260	274,976
Corcept Therapeutics, Inc. (a)(d)	220,514	723,286
Cumberland Pharmaceuticals, Inc. (a)	32,551	150,711
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)	202,001	$ 2,434,112
Durect Corp. (a)	379,275	527,192
Endo Health Solutions, Inc. (a)(d)	456,243	36,417,316
Endocyte, Inc. (a)(d)	101,288	1,333,963
Evoke Pharma, Inc.	10,276	106,459
Heska Corp. (a)	15,048	146,116
Hi-Tech Pharmacal Co., Inc. (a)	35,059	1,520,158
Horizon Pharma, Inc. (a)(d)	169,961	2,076,923
Impax Laboratories, Inc. (a)	232,534	5,992,401
Jazz Pharmaceuticals PLC (a)	174,160	26,462,741
Lannett Co., Inc. (a)(d)	91,970	3,944,593
Mallinckrodt PLC (a)	191,626	12,971,164
Nektar Therapeutics (a)	416,539	5,344,195
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	90,876
Ocera Therapeutics, Inc. (a)(d)	3,249	50,262
Omeros Corp. (a)(d)	89,410	1,194,518
Pacira Pharmaceuticals, Inc. (a)(d)	112,002	8,763,036
Pain Therapeutics, Inc. (a)	127,482	720,273
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	93,490
Pozen, Inc.	81,989	652,632
Prestige Brands Holdings, Inc. (a)	172,300	4,908,827
Questcor Pharmaceuticals, Inc. (d)	185,588	11,274,471
Relypsa, Inc.	25,364	1,000,863
Repros Therapeutics, Inc. (a)(d)	72,970	1,426,564
Sagent Pharmaceuticals, Inc. (a)	73,832	1,562,285
Salix Pharmaceuticals Ltd. (a)	208,275	22,477,038
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	767,864
Sucampo Pharmaceuticals, Inc. Class A (a)	85,589	770,301
Supernus Pharmaceuticals, Inc. (a)(d)	58,414	586,477
The Medicines Company (a)(d)	210,985	6,445,592
TherapeuticsMD, Inc. (a)(d)	329,975	2,266,928
Transcept Pharmaceuticals, Inc. (a)	34,975	116,467
Ventrus Biosciences, Inc. (a)	67,306	91,536
VIVUS, Inc. (a)(d)	332,213	2,003,244
XenoPort, Inc. (a)(d)	188,526	1,178,288
Zogenix, Inc. (a)(d)	375,255	1,632,359
		194,564,096
TOTAL HEALTH CARE		1,683,382,646
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AAR Corp.	128,048	3,700,587
AeroVironment, Inc. (a)	65,978	2,061,153
Alliant Techsystems, Inc.	105,362	14,201,744
American Science & Engineering, Inc.	30,419	2,000,049
API Technologies Corp. (a)	67,799	188,481
Arotech Corp. (a)	51,558	175,813
Ascent Solar Technologies, Inc. (a)(d)	112,670	82,125

	Shares	Value
Astronics Corp. (a)	51,486	$ 3,444,413
Astrotech Corp. (a)(d)	39,511	105,889
BE Aerospace, Inc. (a)	322,786	27,194,721
Breeze Industrial Products Corp. (a)	10,964	105,254
CPI Aerostructures, Inc. (a)(d)	13,911	199,901
Cubic Corp.	77,870	4,049,240
Curtiss-Wright Corp.	159,374	10,862,932
DigitalGlobe, Inc. (a)	230,125	7,152,285
Ducommun, Inc. (a)	32,079	891,796
Engility Holdings, Inc. (a)(d)	61,914	2,583,671
Erickson Air-Crane, Inc. (a)(d)	16,337	351,736
Esterline Technologies Corp. (a)	106,718	11,493,529
Exelis, Inc.	634,969	12,972,417
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,901,979
HEICO Corp.	99,781	6,205,380
HEICO Corp. Class A	120,967	5,557,224
Hexcel Corp. (a)	328,659	14,789,655
Huntington Ingalls Industries, Inc.	158,950	16,106,404
Innovative Solutions & Support, Inc. (a)	34,266	270,359
KEYW Holding Corp. (a)(d)	90,660	1,659,078
Kratos Defense & Security Solutions, Inc. (a)	148,815	1,160,757
LMI Aerospace, Inc. (a)(d)	40,944	610,475
Micronet Enertec Technologies, Inc. (a)	8,571	46,026
Moog, Inc. Class A (a)	157,374	9,746,172
National Presto Industries, Inc. (d)	16,984	1,308,447
Orbital Sciences Corp. (a)	211,700	6,016,514
SIFCO Industries, Inc.	1,004	26,606
Sparton Corp. (a)	27,651	895,892
Spirit AeroSystems Holdings, Inc. Class A (a)	332,245	9,578,623
Sypris Solutions, Inc.	19,374	54,441
Taser International, Inc. (a)(d)	173,546	3,337,290
Teledyne Technologies, Inc. (a)	132,210	12,953,936
TransDigm Group, Inc.	163,452	29,117,339
Triumph Group, Inc.	172,726	11,261,735
		238,422,068
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,070,076
Atlas Air Worldwide Holdings, Inc. (a)	85,402	2,573,162
Echo Global Logistics, Inc. (a)	53,905	858,168
Forward Air Corp.	118,062	5,107,362
Hub Group, Inc. Class A (a)(d)	118,664	4,636,202
Pacer International, Inc. (a)	128,388	1,151,640
Park-Ohio Holdings Corp. (a)	29,198	1,536,983
Radiant Logistics, Inc. (a)	37,185	102,259
UTi Worldwide, Inc.	311,951	3,069,598
XPO Logistics, Inc. (a)(d)	149,548	4,701,789
		24,807,239
Airlines - 0.9%
Alaska Air Group, Inc.	226,441	19,618,848
Allegiant Travel Co.	49,305	4,894,014
American Airlines Group, Inc. (a)(d)	635,985	23,486,926
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Hawaiian Holdings, Inc. (a)(d)	198,497	$ 2,389,904
JetBlue Airways Corp. (a)(d)	733,599	6,477,679
Republic Airways Holdings, Inc. (a)	176,772	1,693,476
SkyWest, Inc.	180,939	2,297,925
Spirit Airlines, Inc. (a)	241,407	13,634,667
United Continental Holdings, Inc. (a)	1,200,940	53,994,262
		128,487,701
Building Products - 0.9%
A.O. Smith Corp.	252,068	12,527,780
AAON, Inc.	93,160	2,783,621
American Woodmark Corp. (a)	43,110	1,384,262
Apogee Enterprises, Inc.	103,282	3,535,343
Armstrong World Industries, Inc. (a)	126,358	6,935,791
Builders FirstSource, Inc. (a)	172,637	1,486,405
Fortune Brands Home & Security, Inc.	544,162	25,434,132
Gibraltar Industries, Inc. (a)	106,106	1,955,534
Griffon Corp.	169,928	2,107,107
Insteel Industries, Inc.	51,506	1,024,969
Lennox International, Inc.	149,634	13,748,372
Masonite International Corp. (a)	55,755	3,217,064
NCI Building Systems, Inc. (a)	106,899	1,823,697
Norcraft Companies, Inc.	31,325	544,115
Nortek, Inc. (a)	55,700	4,032,123
Owens Corning	361,504	16,542,423
Patrick Industries, Inc. (a)	36,314	1,532,088
PGT, Inc. (a)(d)	118,950	1,378,631
Ply Gem Holdings, Inc.	61,929	793,310
Quanex Building Products Corp.	127,404	2,476,734
Simpson Manufacturing Co. Ltd.	142,646	5,042,536
Trex Co., Inc. (a)(d)	50,709	3,966,458
Universal Forest Products, Inc.	66,762	3,720,646
USG Corp. (a)(d)	307,217	10,853,977
		128,847,118
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	181,384	5,120,470
ACCO Brands Corp. (a)(d)	398,384	2,358,433
Acme United Corp.	1,357	21,508
Acorn Energy, Inc. (d)	65,930	224,162
Amrep Corp. (a)	2,745	20,203
ARC Document Solutions, Inc. (a)	122,333	965,207
Avalon Holdings Corp. Class A (a)	128	692
Casella Waste Systems, Inc. Class A (a)	94,671	507,437
CECO Environmental Corp. (d)	73,503	1,187,073
Cenveo, Inc. (a)(d)	175,472	594,850
Clean Harbors, Inc. (a)(d)	181,523	8,578,777
Command Security Corp. (a)	4,127	8,460
CompX International, Inc. Class A	729	8,311
Copart, Inc. (a)	373,565	13,608,973
Courier Corp.	28,388	467,550
Covanta Holding Corp.	436,144	7,850,592

	Shares	Value
Deluxe Corp.	167,617	$ 8,461,306
Ecology & Environment, Inc. Class A	5,634	67,495
EnerNOC, Inc. (a)	96,330	2,089,398
Ennis, Inc.	84,717	1,338,529
Food Technology Service, Inc. (a)	11,431	82,075
Fuel Tech, Inc. (a)	72,552	463,607
G&K Services, Inc. Class A	68,430	4,285,771
Healthcare Services Group, Inc.	246,803	6,646,405
Heritage-Crystal Clean, Inc. (a)	21,398	387,304
Herman Miller, Inc.	199,407	5,619,289
HNI Corp.	150,326	5,344,089
Hudson Technologies, Inc. (a)(d)	33,341	104,357
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	46,620
InnerWorkings, Inc. (a)(d)	130,564	1,028,844
Interface, Inc.	206,587	3,978,866
Intersections, Inc.	42,827	262,530
KAR Auction Services, Inc.	458,159	14,276,234
Kimball International, Inc. Class B	106,993	2,008,259
Knoll, Inc.	168,647	2,625,834
McGrath RentCorp.	87,775	2,841,277
Metalico, Inc. (a)	92,179	179,749
Mine Safety Appliances Co.	109,856	5,652,091
Mobile Mini, Inc.	138,265	6,223,308
Multi-Color Corp.	45,195	1,530,755
NL Industries, Inc.	19,361	217,424
Performant Financial Corp. (a)	101,625	803,854
Perma-Fix Environmental Services, Inc. (a)	24,334	84,682
Quad/Graphics, Inc. (d)	87,062	1,947,577
R.R. Donnelley & Sons Co.	648,066	12,397,503
Rollins, Inc.	255,303	7,623,348
Schawk, Inc. Class A	27,510	384,590
SP Plus Corp. (a)	59,437	1,560,221
Standard Register Co. (a)	7,636	83,691
Steelcase, Inc. Class A	204,828	3,045,792
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	178,734
Team, Inc. (a)	67,994	2,940,061
Tetra Tech, Inc. (a)	220,994	6,382,307
The Brink's Co.	170,136	5,173,836
TRC Companies, Inc. (a)	46,338	319,732
U.S. Ecology, Inc.	72,607	2,608,770
UniFirst Corp.	51,036	5,598,139
United Stationers, Inc.	140,267	5,979,582
Versar, Inc. (a)	11,390	43,168
Viad Corp.	69,798	1,678,642
Virco Manufacturing Co. (a)	4,818	12,623
Waste Connections, Inc.	405,562	17,548,668
West Corp.	82,531	2,073,179
		195,752,813
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	334,577	10,686,389
Aegion Corp. (a)(d)	132,798	3,074,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Ameresco, Inc. Class A (a)(d)	58,398	$ 599,163
Argan, Inc.	32,135	918,740
Chicago Bridge & Iron Co. NV	353,500	29,761,165
Comfort Systems U.S.A., Inc.	125,897	2,068,488
Dycom Industries, Inc. (a)	117,169	3,385,012
EMCOR Group, Inc.	228,213	10,675,804
Foster Wheeler AG	323,497	10,390,724
Furmanite Corp. (a)	125,414	1,484,902
Goldfield Corp.	60,575	141,140
Granite Construction, Inc.	124,703	4,584,082
Great Lakes Dredge & Dock Corp. (a)(d)	189,686	1,566,806
Integrated Electrical Services, Inc. (a)	32,747	179,126
KBR, Inc.	486,926	13,448,896
Layne Christensen Co. (a)(d)	69,984	1,242,916
MasTec, Inc. (a)(d)	204,727	8,381,523
MYR Group, Inc. (a)	70,284	1,635,509
Northwest Pipe Co. (a)	30,517	1,081,828
Orion Marine Group, Inc. (a)	86,249	973,751
Pike Corp. (a)	85,970	892,369
Primoris Services Corp.	118,109	3,693,268
Sterling Construction Co., Inc. (a)	38,185	361,612
Tutor Perini Corp. (a)	129,585	3,194,270
UniTek Global Services, Inc. (a)	33,766	54,026
URS Corp.	248,137	11,538,371
Willdan Group, Inc. (a)	13,349	61,539
		126,075,693
Electrical Equipment - 1.2%
Active Power, Inc. (a)	47,662	161,574
Acuity Brands, Inc.	141,914	20,016,970
Allied Motion Technologies, Inc.	14,531	166,816
Altair Nanotechnologies, Inc. (a)(d)	24,072	130,230
American Superconductor Corp. (a)(d)	173,059	320,159
AZZ, Inc.	86,866	3,854,244
Babcock & Wilcox Co.	376,282	12,402,255
Brady Corp. Class A	171,982	4,600,519
Broadwind Energy, Inc. (a)	50,197	484,401
Capstone Turbine Corp. (a)(d)	1,142,904	2,045,798
Digital Power Corp. (a)	4,959	3,075
Encore Wire Corp.	61,999	3,241,928
EnerSys	153,666	10,916,433
Enphase Energy, Inc. (a)(d)	40,205	324,454
Espey Manufacturing & Electronics Corp.	2,487	71,650
Franklin Electric Co., Inc.	135,690	5,914,727
FuelCell Energy, Inc. (a)(d)	636,902	1,241,959
Generac Holdings, Inc.	227,790	12,977,196
General Cable Corp.	173,857	5,351,318
Global Power Equipment Group, Inc.	46,800	857,376
GrafTech International Ltd. (a)(d)	386,768	3,751,650
Hubbell, Inc. Class B	177,553	21,224,686
II-VI, Inc. (a)	188,032	3,081,844
Lime Energy Co. (a)(d)	4,467	13,490

	Shares	Value
LSI Industries, Inc.	51,035	$ 423,080
MagneTek, Inc. (a)	6,645	160,543
Ocean Power Technologies, Inc. (a)(d)	24,836	100,834
Orion Energy Systems, Inc. (a)	65,072	359,848
Plug Power, Inc. (a)(d)	334,144	1,560,452
Polypore International, Inc. (a)(d)	153,378	5,308,413
Powell Industries, Inc.	33,460	2,279,630
Power Solutions International, Inc. (a)(d)	16,088	1,192,121
PowerSecure International, Inc. (a)(d)	63,459	1,442,423
Preformed Line Products Co.	8,094	502,637
Real Goods Solar, Inc. Class A (a)(d)	83,434	317,884
Regal-Beloit Corp.	153,599	11,318,710
Revolution Lighting Technologies, Inc. (a)(d)	124,109	392,184
Sensata Technologies Holding BV (a)	487,402	19,808,017
SL Industries, Inc. (a)	10,551	279,602
SolarCity Corp. (a)(d)	160,513	13,637,184
Thermon Group Holdings, Inc. (a)(d)	109,926	2,670,103
Ultralife Corp. (a)	43,594	164,785
Vicor Corp. (a)(d)	52,357	563,885
ZBB Energy Corp. (a)(d)	34,839	32,052
		175,669,139
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	213,316	16,920,225
Raven Industries, Inc.	124,554	4,554,940
		21,475,165
Machinery - 3.8%
Accuride Corp. (a)(d)	132,658	585,022
Actuant Corp. Class A	241,358	8,462,011
Adept Technology, Inc. (a)	40,541	682,710
AGCO Corp.	296,134	15,541,112
Alamo Group, Inc.	26,680	1,402,834
Albany International Corp. Class A	100,741	3,634,735
Altra Industrial Motion Corp.	94,746	3,354,008
American Railcar Industries, Inc.	32,423	2,245,293
Ampco-Pittsburgh Corp.	25,813	527,876
Art's-Way Manufacturing Co., Inc.	9,831	58,494
Astec Industries, Inc.	69,250	2,785,235
Barnes Group, Inc.	158,563	6,096,747
Blount International, Inc. (a)(d)	172,961	2,118,772
Briggs & Stratton Corp.	162,631	3,704,734
Chart Industries, Inc. (a)	100,740	8,417,834
Chicago Rivet & Machine Co.	772	30,772
CIRCOR International, Inc.	60,186	4,306,910
CLARCOR, Inc.	168,156	9,741,277
Colfax Corp. (a)	304,642	21,669,185
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,602,223
Commercial Vehicle Group, Inc. (a)	75,400	672,568
Crane Co.	163,017	11,642,674
Donaldson Co., Inc.	452,816	19,398,637
Douglas Dynamics, Inc.	74,542	1,206,090
Dynamic Materials Corp.	39,486	819,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eastern Co.	11,293	$ 179,672
Energy Recovery, Inc. (a)(d)	141,452	633,705
EnPro Industries, Inc. (a)(d)	68,032	4,873,132
ESCO Technologies, Inc.	95,557	3,424,763
ExOne Co. (d)	33,912	1,570,126
Federal Signal Corp. (a)	206,448	2,652,857
FreightCar America, Inc.	47,091	1,203,646
Global Brass & Copper Holdings, Inc.	80,528	1,363,339
Gorman-Rupp Co.	63,289	1,993,604
Graco, Inc.	204,383	15,948,005
Graham Corp.	31,448	1,093,447
Greenbrier Companies, Inc. (a)(d)	83,214	3,500,813
Hardinge, Inc.	28,207	416,053
Harsco Corp.	267,202	6,712,114
Hurco Companies, Inc.	14,365	359,269
Hyster-Yale Materials Handling Class A	38,190	3,854,899
IDEX Corp.	266,127	19,978,154
Internet Media Services, Inc. (a)	7,375	5
ITT Corp.	295,751	12,983,469
John Bean Technologies Corp.	85,902	2,590,804
Kadant, Inc.	36,513	1,465,997
Kennametal, Inc.	255,674	11,183,181
Key Technology, Inc. (a)	12,346	156,794
L.B. Foster Co. Class A	30,153	1,401,813
Lincoln Electric Holdings, Inc.	273,476	20,502,496
Lindsay Corp. (d)	43,068	3,654,750
Lydall, Inc. (a)	39,995	810,299
Manitex International, Inc. (a)(d)	34,692	520,033
Manitowoc Co., Inc. (d)	441,343	13,655,152
Meritor, Inc. (a)	317,981	3,946,144
MFRI, Inc. (a)	13,428	208,134
Middleby Corp. (a)(d)	63,969	18,970,647
Miller Industries, Inc.	29,446	531,500
Mueller Industries, Inc.	100,310	6,267,369
Mueller Water Products, Inc. Class A	534,113	5,154,190
Navistar International Corp. (a)(d)	224,675	8,425,313
NN, Inc.	55,838	1,077,115
Nordson Corp.	200,809	14,691,186
Omega Flex, Inc.	5,411	120,936
Oshkosh Truck Corp.	284,653	16,461,483
PMFG, Inc. (a)	42,899	280,559
Proto Labs, Inc. (a)(d)	68,148	5,308,729
RBC Bearings, Inc. (a)	81,190	5,216,458
Rexnord Corp. (a)	175,648	5,267,684
SPX Corp.	151,748	16,340,225
Standex International Corp.	44,238	2,446,804
Sun Hydraulics Corp.	84,826	3,588,140
Taylor Devices, Inc. (a)	3,820	32,088
Tecumseh Products Co. Class A (non-vtg.) (a)	49,815	393,539
Tennant Co.	63,191	3,871,081

	Shares	Value
Terex Corp.	370,340	$ 16,491,240
The L.S. Starrett Co. Class A	14,574	273,117
Timken Co.	262,687	15,855,787
Titan International, Inc. (d)	188,051	3,565,447
Toro Co.	195,916	12,975,517
TriMas Corp. (a)	147,403	4,954,215
Trinity Industries, Inc.	259,296	18,620,046
Twin Disc, Inc.	22,386	554,501
Valmont Industries, Inc. (d)	87,256	12,707,091
Wabash National Corp. (a)(d)	244,547	3,303,830
WABCO Holdings, Inc. (a)	204,823	20,984,116
Wabtec Corp.	315,454	25,037,584
Watts Water Technologies, Inc. Class A	99,738	6,145,856
Woodward, Inc.	201,903	8,800,952
WSI Industries, Inc.	5,668	36,502
Xerium Technologies, Inc. (a)	41,758	657,689
		538,952,687
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	1,014,437
Eagle Bulk Shipping, Inc. (a)(d)	42,249	200,260
Genco Shipping & Trading Ltd. (a)(d)	119,131	195,375
International Shipholding Corp.	22,466	684,314
Kirby Corp. (a)	183,646	19,211,208
Matson, Inc.	138,917	3,350,678
Rand Logistics, Inc. (a)(d)	30,737	208,089
		24,864,361
Professional Services - 1.3%
Acacia Research Corp. (d)	177,375	2,719,159
Advisory Board Co. (a)(d)	120,223	7,703,890
Barrett Business Services, Inc.	22,755	1,592,850
CBIZ, Inc. (a)(d)	163,829	1,495,759
CDI Corp.	40,979	748,686
Corp. Resources Services, Inc. (a)(d)	34,388	89,753
Corporate Executive Board Co.	113,872	8,515,348
CRA International, Inc. (a)	27,449	641,483
CTPartners Executive Search, Inc. (a)	10,063	70,441
DLH Holdings Corp. (a)	2,300	5,658
Exponent, Inc.	45,555	3,245,338
Franklin Covey Co. (a)	43,285	906,821
FTI Consulting, Inc. (a)	136,944	3,997,395
GP Strategies Corp. (a)	66,351	1,932,141
Heidrick & Struggles International, Inc.	47,268	869,259
Hill International, Inc. (a)	70,728	318,276
Hudson Global, Inc. (a)(d)	73,448	262,944
Huron Consulting Group, Inc. (a)	79,894	5,286,586
ICF International, Inc. (a)(d)	69,969	2,828,147
IHS, Inc. Class A (a)	205,698	24,659,076
Insperity, Inc.	79,669	2,325,538
Kelly Services, Inc. Class A (non-vtg.)	92,870	2,336,609
Kforce, Inc.	104,013	2,278,925
Korn/Ferry International (a)	172,794	4,387,240
Lightbridge Corp. (a)(d)	43,052	133,461
Luna Innovations, Inc. (a)	26,569	39,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	255,928	$ 20,003,332
Mastech Holdings, Inc.	3,140	42,861
MISTRAS Group, Inc. (a)	57,199	1,260,666
Navigant Consulting, Inc. (a)	172,532	3,007,233
Odyssey Marine Exploration, Inc. (a)(d)	239,959	525,510
On Assignment, Inc. (a)	156,999	5,400,766
Pendrell Corp. (a)	486,872	740,045
RCM Technologies, Inc. (a)	26,829	185,388
Resources Connection, Inc.	137,971	1,890,203
RPX Corp. (a)	126,709	2,029,878
Spherix, Inc. (a)	11,044	51,575
Towers Watson & Co.	212,666	23,201,861
TrueBlue, Inc. (a)	140,541	4,002,608
Verisk Analytics, Inc. (a)	497,227	31,680,818
VSE Corp.	11,665	563,420
WageWorks, Inc. (a)	97,655	5,776,293
		179,752,828
Road & Rail - 1.1%
AMERCO	19,924	4,641,097
Arkansas Best Corp.	77,866	2,589,823
Avis Budget Group, Inc. (a)(d)	356,954	16,773,268
Celadon Group, Inc.	79,105	1,795,684
Con-way, Inc.	185,796	7,086,259
Covenant Transport Group, Inc. Class A (a)	20,231	201,501
Genesee & Wyoming, Inc. Class A (a)	163,916	16,214,571
Heartland Express, Inc.	164,198	3,346,355
Hertz Global Holdings, Inc. (a)	1,487,435	41,663,054
J.B. Hunt Transport Services, Inc.	298,562	21,457,651
Knight Transportation, Inc.	212,636	4,567,421
Landstar System, Inc.	154,958	8,942,626
Marten Transport Ltd.	92,034	1,793,743
Old Dominion Freight Lines, Inc. (a)	233,075	12,408,913
P.A.M. Transportation Services, Inc. (a)	12,026	218,633
Patriot Transportation Holding, Inc. (a)	15,144	539,884
Quality Distribution, Inc. (a)	101,880	1,306,102
Roadrunner Transportation Systems, Inc. (a)	88,451	2,079,483
Saia, Inc. (a)	87,509	3,022,561
Swift Transporation Co. (a)(d)	357,132	8,699,736
U.S.A. Truck, Inc. (a)	28,518	438,322
Universal Truckload Services, Inc.	18,107	470,782
Werner Enterprises, Inc.	156,098	4,035,133
YRC Worldwide, Inc. (a)(d)	32,458	850,400
		165,143,002
Trading Companies & Distributors - 1.0%
Aceto Corp.	86,257	1,577,641
AeroCentury Corp. (a)(d)	740	12,587
Air Lease Corp. Class A	302,013	11,159,380
Aircastle Ltd.	214,971	4,234,929
Applied Industrial Technologies, Inc.	144,113	7,354,086

	Shares	Value
Beacon Roofing Supply, Inc. (a)(d)	160,838	$ 6,078,068
BlueLinx Corp. (a)(d)	73,361	107,107
CAI International, Inc. (a)(d)	57,232	1,393,027
DXP Enterprises, Inc. (a)	33,811	3,440,607
Essex Rental Corp. (a)	27,827	87,655
GATX Corp.	159,648	10,359,559
H&E Equipment Services, Inc. (a)	99,601	3,258,945
HD Supply Holdings, Inc. (a)(d)	192,007	4,468,003
Houston Wire & Cable Co.	39,527	549,821
Kaman Corp.	99,263	3,942,726
Lawson Products, Inc. (a)	23,255	342,546
MRC Global, Inc. (a)	336,811	8,662,779
MSC Industrial Direct Co., Inc. Class A	154,283	13,319,251
Rush Enterprises, Inc. Class A (a)(d)	119,446	3,416,156
Stock Building Supply Holdings, Inc.	34,275	762,962
TAL International Group, Inc.	111,519	4,940,292
Textainer Group Holdings Ltd. (d)	68,600	2,501,842
Titan Machinery, Inc. (a)(d)	64,538	1,020,991
Transcat, Inc. (a)	4,695	43,429
United Rentals, Inc. (a)(d)	306,291	27,057,747
Watsco, Inc.	85,928	8,453,597
WESCO International, Inc. (a)(d)	140,830	12,140,954
Willis Lease Finance Corp. (a)	19,324	345,900
		141,032,587
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	147,953	3,209,101
TOTAL INDUSTRIALS		2,092,491,502
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	197,013	5,161,741
Alliance Fiber Optic Products, Inc. (d)	38,110	458,844
Ambient Corp. (a)	4,086	7,723
American Electric Technologies, Inc. (a)	1,200	11,328
Applied Optoelectronics, Inc.	13,050	308,763
Arris Group, Inc. (a)	381,476	10,948,361
Aruba Networks, Inc. (a)(d)	360,797	7,399,946
Aviat Networks, Inc. (a)	167,167	325,976
Aware, Inc. (a)	13,571	76,812
Bel Fuse, Inc. Class B (non-vtg.)	23,302	442,738
Black Box Corp.	57,867	1,539,262
Brocade Communications Systems, Inc. (a)	1,480,625	14,169,581
CalAmp Corp. (a)	110,023	3,525,137
Calix Networks, Inc. (a)	117,823	936,693
Ciena Corp. (a)(d)	340,243	8,359,771
Clearfield, Inc. (a)	36,827	861,752
ClearOne, Inc. (a)	5,738	62,143
CommScope Holding Co., Inc.	150,608	3,643,208
Communications Systems, Inc.	7,926	106,763
Comtech Telecommunications Corp.	62,000	1,984,620
Digi International, Inc. (a)	68,270	651,979
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	139,551	$ 6,952,431
EMCORE Corp. (a)(d)	83,286	406,436
Emulex Corp. (a)	343,768	2,502,631
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	334,521	1,916,805
Finisar Corp. (a)	317,054	7,514,180
Harmonic, Inc. (a)	331,637	2,152,324
Infinera Corp. (a)(d)	415,664	3,458,324
InfoSonics Corp. (a)(d)	41,938	127,911
InterDigital, Inc. (d)	140,409	4,282,475
Interphase Corp. (a)	11,825	56,642
Ixia (a)	193,434	2,390,844
JDS Uniphase Corp. (a)	764,116	10,529,518
KVH Industries, Inc. (a)(d)	40,349	521,713
Lantronix, Inc. (a)	2,994	7,635
Meru Networks, Inc. (a)(d)	44,480	187,706
NETGEAR, Inc. (a)(d)	134,826	4,608,353
Novatel Wireless, Inc. (a)	94,259	227,164
NumereX Corp. Class A (a)	29,504	437,839
Oclaro, Inc. (a)	344,328	971,005
Oplink Communications, Inc. (a)	58,370	1,022,642
Optical Cable Corp.	11,466	44,603
Palo Alto Networks, Inc. (a)	150,940	10,739,381
Parkervision, Inc. (a)(d)	304,980	1,524,900
PC-Tel, Inc.	44,393	386,219
Plantronics, Inc.	151,062	6,704,132
Polycom, Inc. (a)(d)	484,718	6,475,832
Procera Networks, Inc. (a)(d)	67,503	744,558
Relm Wireless Corp. (a)	22,872	72,047
Riverbed Technology, Inc. (a)	540,599	12,044,546
Ruckus Wireless, Inc. (a)	183,342	2,566,788
ShoreTel, Inc. (a)	188,141	1,653,759
Sonus Networks, Inc. (a)(d)	960,885	3,584,101
Technical Communications Corp. (a)	2,835	19,845
Tessco Technologies, Inc.	20,333	774,281
Ubiquiti Networks, Inc. (a)(d)	53,471	2,642,002
ViaSat, Inc. (a)(d)	144,625	9,647,934
Westell Technologies, Inc. Class A (a)	150,024	619,599
Zhone Technologies, Inc. (a)(d)	84,494	328,682
Zoom Technologies, Inc. (a)(d)	4,729	21,706
		171,852,634
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	316,500	24,041,340
Concurrent Computer Corp.	24,916	205,806
Cray, Inc. (a)(d)	134,778	4,675,449
Crossroads Systems, Inc. (a)(d)	24,612	55,869
Dataram Corp. (a)	3,942	10,762
Diebold, Inc.	221,486	8,281,362
Dot Hill Systems Corp. (a)	189,368	1,009,331
Electronics for Imaging, Inc. (a)	158,522	7,070,081
Fusion-io, Inc. (a)(d)	320,315	3,513,856

	Shares	Value
Hutchinson Technology, Inc. (a)	81,684	$ 297,330
Imation Corp. (a)	104,323	667,667
Immersion Corp. (a)	100,218	1,197,605
Intevac, Inc. (a)	59,350	446,906
Lexmark International, Inc. Class A	204,090	8,600,353
NCR Corp. (a)	551,457	18,777,111
Overland Storage, Inc. (a)	57,061	59,343
QLogic Corp. (a)	297,783	3,400,682
Quantum Corp. (a)(d)	964,773	1,128,784
Qumu Corp. (a)	32,359	511,272
Silicon Graphics International Corp. (a)(d)	125,239	1,541,692
Super Micro Computer, Inc. (a)	132,262	2,670,370
Transact Technologies, Inc.	18,832	218,451
U.S.A. Technologies, Inc. (a)(d)	79,221	166,364
Violin Memory, Inc. (d)	53,384	232,220
Xplore Technologies Corp. (a)	5,105	30,579
		88,810,585
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	33,756
Advanced Photonix, Inc. Class A (a)	41,087	27,035
Aeroflex Holding Corp. (a)	62,535	499,655
Agilysys, Inc. (a)	46,798	679,507
Anixter International, Inc.	92,980	9,944,211
Arrow Electronics, Inc. (a)	330,435	18,712,534
Audience, Inc. (a)	28,401	332,860
Avnet, Inc.	456,204	19,858,560
AVX Corp.	194,808	2,499,387
Badger Meter, Inc.	48,888	2,684,929
Belden, Inc.	142,773	10,298,216
Benchmark Electronics, Inc. (a)	187,285	4,464,874
CDW Corp.	141,832	3,711,743
Checkpoint Systems, Inc. (a)	133,119	1,950,193
ClearSign Combustion Corp. (a)(d)	26,018	243,268
Cognex Corp. (a)	278,233	10,478,255
Coherent, Inc. (a)	85,373	5,818,170
Control4 Corp. (d)	13,781	288,161
CTS Corp.	113,780	2,323,388
CUI Global, Inc. (a)	68,064	594,199
Daktronics, Inc.	130,632	1,851,055
Digital Ally, Inc. (a)(d)	4,790	39,134
Dolby Laboratories, Inc. Class A (a)(d)	165,187	6,810,660
DTS, Inc. (a)(d)	52,729	1,070,926
Dynasil Corp. of America (a)	9,408	14,018
Echelon Corp. (a)	108,441	325,323
Electro Rent Corp.	50,058	909,554
Electro Scientific Industries, Inc.	80,453	758,672
eMagin Corp. (a)	60,537	161,028
Fabrinet (a)	89,055	1,729,448
FARO Technologies, Inc. (a)	58,086	3,342,268
FEI Co.	135,291	13,887,621
Frequency Electronics, Inc. (a)	13,041	149,972
Giga-Tronics, Inc. (a)	4,585	6,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
GSI Group, Inc. (a)	43,195	$ 542,097
I. D. Systems Inc. (a)	33,896	203,037
Identive Group, Inc. (a)	118,347	102,962
IEC Electronics Corp. (a)	18,101	78,377
Image Sensing Systems, Inc. (a)	2,863	14,458
Ingram Micro, Inc. Class A (a)	517,433	15,238,402
Insight Enterprises, Inc. (a)	143,877	3,306,293
Intelli-Check, Inc. (a)	25,728	19,492
IntriCon Corp. (a)	1,667	7,918
InvenSense, Inc. (a)(d)	179,424	3,615,394
IPG Photonics Corp. (a)(d)	115,394	8,281,827
Iteris, Inc. (a)	52,448	116,435
Itron, Inc. (a)(d)	128,382	4,493,370
KEMET Corp. (a)	140,529	798,205
KEY Tronic Corp. (a)	23,864	246,992
Knowles Corp. (a)(e)	275,000	8,841,250
LGL Group, Inc. (a)	3,009	16,550
LGL Group, Inc. warrants 8/6/18 (a)	15,045	903
LightPath Technologies, Inc. Class A (a)(d)	13,246	21,723
Littelfuse, Inc.	75,391	7,114,649
LoJack Corp. (a)	47,516	288,897
LRAD Corp. (a)(d)	62,271	136,373
Maxwell Technologies, Inc. (a)	96,283	984,012
Measurement Specialties, Inc. (a)	48,916	2,983,876
Mercury Systems, Inc. (a)(d)	104,306	1,157,797
Mesa Laboratories, Inc.	9,752	852,325
Methode Electronics, Inc. Class A	115,949	3,930,671
MicroVision, Inc. (a)(d)	62,948	127,784
MOCON, Inc.	7,499	125,908
MTS Systems Corp.	51,551	3,658,059
Multi-Fineline Electronix, Inc. (a)	21,997	320,496
Napco Security Technolgies, Inc. (a)	24,581	171,084
National Instruments Corp.	333,517	9,661,987
Neonode, Inc. (a)(d)	105,122	758,981
NetList, Inc. (a)(d)	111,854	214,200
Newport Corp. (a)	137,508	2,846,416
OSI Systems, Inc. (a)	63,679	3,914,348
Par Technology Corp. (a)	27,309	135,999
Park Electrochemical Corp.	73,421	2,091,764
PC Connection, Inc.	55,090	1,115,573
PC Mall, Inc. (a)	21,739	211,086
Perceptron, Inc.	25,360	360,366
Planar Systems, Inc. (a)	44,256	102,674
Plexus Corp. (a)	110,531	4,548,351
Pulse Electronics Corp. (a)	9,108	36,432
RadiSys Corp. (a)	67,810	281,412
RealD, Inc. (a)(d)	152,655	1,686,838
Research Frontiers, Inc. (a)(d)	60,513	363,683
RF Industries Ltd.	13,982	92,840
Richardson Electronics Ltd.	36,856	405,047
Rofin-Sinar Technologies, Inc. (a)	95,815	2,248,778

	Shares	Value
Rogers Corp. (a)	60,069	$ 3,886,464
Sanmina Corp. (a)	283,697	4,811,501
ScanSource, Inc. (a)	97,450	3,825,887
Sigmatron International, Inc. (a)	762	8,123
Speed Commerce, Inc. (a)(d)	125,360	491,411
Superconductor Technologies, Inc. (a)(d)	11,800	32,922
SYNNEX Corp. (a)	87,558	5,207,950
Tech Data Corp. (a)	131,415	7,569,504
Trimble Navigation Ltd. (a)(d)	857,708	32,721,560
TTM Technologies, Inc. (a)	184,245	1,547,658
Uni-Pixel, Inc. (a)(d)	29,629	292,142
Universal Display Corp. (a)(d)	136,998	4,731,911
Viasystems Group, Inc. (a)	12,420	160,963
Vishay Intertechnology, Inc.	447,015	6,320,792
Vishay Precision Group, Inc. (a)	39,013	668,293
Wayside Technology Group, Inc.	460	6,504
Wireless Telecom Group, Inc. (a)	11,376	40,954
Zebra Technologies Corp. Class A (a)	171,724	11,847,239
Zygo Corp. (a)	52,026	786,113
		310,331,235
Internet Software & Services - 2.6%
Angie's List, Inc. (a)(d)	136,078	1,892,845
AOL, Inc. (a)	260,406	11,400,575
Autobytel, Inc. (a)	31,669	499,103
Bankrate, Inc. (a)(d)	141,571	2,849,824
Bazaarvoice, Inc. (a)(d)	165,633	1,119,679
Benefitfocus, Inc. (d)	17,943	1,162,348
Blucora, Inc. (a)(d)	133,872	2,575,697
Bridgeline Digital, Inc. (a)	24,241	27,392
Brightcove, Inc. (a)	86,582	839,845
BroadVision, Inc. (a)	7,417	95,753
Carbonite, Inc. (a)	42,143	428,173
ChannelAdvisor Corp. (a)	38,133	1,730,476
Chegg, Inc. (d)	66,239	417,306
comScore, Inc. (a)	120,662	3,815,332
Constant Contact, Inc. (a)	108,170	2,982,247
Conversant, Inc. (a)(d)	216,825	5,390,270
Cornerstone OnDemand, Inc. (a)(d)	148,697	8,680,931
CoStar Group, Inc. (a)	96,353	19,370,807
Crexendo, Inc. (a)	12,555	39,423
Cvent, Inc. (d)	35,347	1,388,430
Dealertrack Technologies, Inc. (a)(d)	150,316	8,127,586
Demand Media, Inc. (a)(d)	172,444	836,353
Demandware, Inc. (a)	90,442	6,793,099
Dice Holdings, Inc. (a)(d)	145,947	1,074,170
Digital River, Inc. (a)	103,713	1,842,980
E2open, Inc. (a)(d)	49,259	1,368,908
Earthlink Holdings Corp.	353,573	1,386,006
eGain Communications Corp. (a)(d)	32,997	276,515
Endurance International Group Holdings, Inc. (d)	80,391	1,213,100
Envestnet, Inc. (a)	96,140	4,022,498
Equinix, Inc. (a)	164,896	31,323,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Global Eagle Entertainment, Inc. (a)	183,765	$ 3,230,589
GlowPoint, Inc. (a)	51,449	67,913
Gogo, Inc. (d)	38,042	793,176
IAC/InterActiveCorp	254,393	19,723,089
Internap Network Services Corp. (a)	187,544	1,429,085
Internet Patents Corp. (a)	283	911
IntraLinks Holdings, Inc. (a)	131,309	1,524,497
Inuvo, Inc. (a)	37,507	46,509
iPass, Inc. (a)	125,462	194,466
j2 Global, Inc. (d)	144,163	7,409,978
Limelight Networks, Inc. (a)	156,398	337,820
LinkedIn Corp. (a)	321,929	65,686,393
Liquidity Services, Inc. (a)(d)	90,620	2,321,684
LiveDeal, Inc. (a)(d)	32,301	251,302
LivePerson, Inc. (a)	177,068	2,316,049
Local Corp. (a)(d)	49,826	79,223
LogMeIn, Inc. (a)	79,339	3,320,337
LookSmart Ltd. (a)	14,768	32,490
Marchex, Inc. Class B	75,653	895,732
Marin Software, Inc. (d)	33,252	380,735
Marketo, Inc.	61,264	2,511,824
Mediabistro, Inc. (a)	5,114	11,813
MeetMe, Inc. (a)(d)	65,453	174,105
Millennial Media, Inc. (a)(d)	114,638	692,414
Monster Worldwide, Inc. (a)	344,947	2,749,228
Move, Inc. (a)	134,032	1,730,353
NIC, Inc.	203,445	3,954,971
Onvia.com, Inc. (a)(d)	2,326	11,909
OpenTable, Inc. (a)(d)	78,033	6,218,450
Pandora Media, Inc. (a)	541,724	20,271,312
Perficient, Inc. (a)	107,714	2,198,443
QuinStreet, Inc. (a)	78,393	516,610
Rackspace Hosting, Inc. (a)(d)	382,021	14,046,912
RealNetworks, Inc. (a)	72,712	546,067
Reis, Inc. (a)(d)	22,987	405,491
Rocket Fuel, Inc. (d)	29,420	1,649,285
SciQuest, Inc. (a)(d)	81,678	2,411,135
Selectica, Inc. (a)	2,268	15,831
Shutterstock, Inc. (a)(d)	35,142	3,492,412
Spark Networks, Inc. (a)(d)	65,828	396,285
SPS Commerce, Inc. (a)	53,558	3,631,232
Stamps.com, Inc. (a)(d)	52,541	1,848,392
Support.com, Inc. (a)	167,715	420,965
Synacor, Inc. (a)	40,770	107,225
TechTarget, Inc. (a)	30,780	213,305
Textura Corp. (d)	60,822	1,636,720
TheStreet.com, Inc.	80,374	234,692
Travelzoo, Inc. (a)	32,602	770,059
Tremor Video, Inc. (d)	25,546	110,870
Trulia, Inc. (a)(d)	112,796	3,379,368
Twitter, Inc. (d)	234,137	12,856,463

	Shares	Value
United Online, Inc. (d)	42,358	$ 474,833
Unwired Planet, Inc. (d)	271,737	402,171
Vocus, Inc. (a)	57,794	771,550
Web.com Group, Inc. (a)(d)	147,983	5,393,980
WebMD Health Corp. (a)(d)	127,188	5,648,419
World Energy Solutions, Inc. (a)	2,295	10,373
XO Group, Inc. (a)	69,721	832,469
Xoom Corp.	47,742	1,338,208
Yelp, Inc. (a)(d)	188,449	17,793,355
YuMe, Inc. (d)	17,622	112,605
Zillow, Inc. (a)(d)	78,002	6,520,967
Zix Corp. (a)(d)	180,557	816,118
		364,342,482
IT Services - 2.3%
Acxiom Corp. (a)	251,988	9,381,513
Amdocs Ltd.	531,891	23,658,512
Blackhawk Network Holdings, Inc. (d)	44,597	1,105,114
Booz Allen Hamilton Holding Corp. Class A	238,671	5,019,251
Broadridge Financial Solutions, Inc.	389,371	14,702,649
CACI International, Inc. Class A (a)	78,671	6,201,635
Cardtronics, Inc. (a)	151,336	6,132,135
Cass Information Systems, Inc.	27,691	1,439,932
Ciber, Inc. (a)	226,365	1,082,025
Computer Task Group, Inc.	39,786	646,523
Convergys Corp.	345,643	7,075,312
CoreLogic, Inc. (a)	310,531	10,123,311
CSG Systems International, Inc.	111,587	3,124,436
CSP, Inc.	3,555	29,507
Datalink Corp. (a)	72,718	1,062,410
DST Systems, Inc.	97,486	9,161,734
Edgewater Technology, Inc. (a)	11,761	80,445
EPAM Systems, Inc. (a)	84,110	3,526,732
Euronet Worldwide, Inc. (a)(d)	159,345	6,096,540
EVERTEC, Inc.	239,314	5,805,758
ExlService Holdings, Inc. (a)	105,564	2,954,736
FleetCor Technologies, Inc. (a)	242,841	31,552,331
Forrester Research, Inc.	46,079	1,668,981
Gartner, Inc. Class A (a)(d)	305,943	21,281,395
Genpact Ltd. (a)	379,737	6,334,013
Global Cash Access Holdings, Inc. (a)	213,120	1,790,208
Global Payments, Inc.	241,213	16,964,510
Hackett Group, Inc.	102,623	604,449
Heartland Payment Systems, Inc.	125,346	5,068,992
Higher One Holdings, Inc. (a)(d)	107,033	856,264
iGATE Corp. (a)	97,307	3,293,842
Information Services Group, Inc. (a)	84,828	443,650
Innodata, Inc. (a)	58,124	190,647
InterCloud Systems, Inc. (a)(d)	11,195	150,461
Jack Henry & Associates, Inc.	290,389	16,880,313
Leidos Holdings, Inc. (d)	241,990	10,807,273
Lionbridge Technologies, Inc. (a)	195,313	1,398,441
ManTech International Corp. Class A	86,321	2,526,616
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)	15,883	$ 89,580
Maximus, Inc.	228,641	10,926,753
ModusLink Global Solutions, Inc. (a)	116,317	531,569
MoneyGram International, Inc. (a)	76,773	1,460,990
NCI, Inc. Class A (a)	29,120	349,440
Neustar, Inc. Class A (a)(d)	205,265	7,352,592
Newtek Business Services, Inc. (a)	5,503	16,619
PFSweb, Inc. (a)	60,946	533,278
Planet Payment, Inc. (a)	147,113	501,655
PRG-Schultz International, Inc. (a)	96,195	581,018
Sapient Corp. (a)	373,262	6,498,491
Science Applications International Corp.	142,727	5,323,717
ServiceSource International, Inc. (a)(d)	189,283	1,726,261
StarTek, Inc. (a)	22,269	154,770
Sykes Enterprises, Inc. (a)	130,390	2,566,075
Syntel, Inc. (a)	56,918	5,370,782
Teletech Holdings, Inc. (a)	76,566	1,843,709
The Management Network Group, Inc. (a)	2,929	9,959
Unisys Corp. (a)(d)	147,904	5,061,275
Vantiv, Inc. (a)(d)	401,928	12,793,368
VeriFone Systems, Inc. (a)	357,769	10,357,413
Virtusa Corp. (a)	90,504	3,291,630
WEX, Inc. (a)(d)	128,374	12,429,171
WidePoint Corp. (a)(d)	172,571	257,131
WPCS International, Inc. (a)(d)	5,571	8,635
		330,258,477
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	130,785	3,588,740
Advanced Micro Devices, Inc. (a)(d)	2,016,925	7,482,792
AEHR Test Systems (a)	9,000	21,150
Aetrium, Inc. (a)(d)	674	4,010
Alpha & Omega Semiconductor Ltd. (a)	18,317	133,531
Amkor Technology, Inc. (a)(d)	453,070	2,682,174
Amtech Systems, Inc. (a)	19,914	222,240
ANADIGICS, Inc. (a)	271,811	494,696
Applied Micro Circuits Corp. (a)	253,177	2,901,408
Atmel Corp. (a)	1,411,126	11,373,676
ATMI, Inc. (a)	108,511	3,690,459
Avago Technologies Ltd.	822,677	50,759,171
Axcelis Technologies, Inc. (a)	355,900	793,657
AXT, Inc. (a)	91,754	210,117
Brooks Automation, Inc.	221,731	2,299,350
BTU International, Inc. (a)	13,926	42,196
Cabot Microelectronics Corp. (a)	79,227	3,499,457
Cascade Microtech, Inc. (a)	31,120	276,968
Cavium, Inc. (a)(d)	178,619	7,525,218
Ceva, Inc. (a)(d)	72,624	1,313,042
Cirrus Logic, Inc. (a)(d)	206,805	3,980,996
Cohu, Inc.	56,455	569,631
Cree, Inc. (a)(d)	400,253	24,587,542

	Shares	Value
CVD Equipment Corp. (a)(d)	12,898	$ 190,890
CyberOptics Corp. (a)	9,297	78,095
Cypress Semiconductor Corp. (d)	460,703	4,510,282
Diodes, Inc. (a)	122,440	2,915,296
DSP Group, Inc. (a)	67,110	567,751
Entegris, Inc. (a)	491,313	5,920,322
Entropic Communications, Inc. (a)(d)	344,149	1,507,373
Exar Corp. (a)	162,732	1,863,281
Fairchild Semiconductor International, Inc. (a)	438,835	6,178,797
FormFactor, Inc. (a)	187,509	1,336,939
Freescale Semiconductor, Inc. (a)(d)	321,017	7,303,137
GigOptix, Inc. (a)	52,290	85,233
GSI Technology, Inc. (a)	45,956	312,960
GT Advanced Technologies, Inc. (a)(d)	435,587	6,241,962
Hittite Microwave Corp.	105,948	6,248,813
Ikanos Communications, Inc. (a)	301,764	277,623
Inphi Corp. (a)	80,086	1,053,131
Integrated Device Technology, Inc. (a)	452,674	5,337,026
Integrated Silicon Solution, Inc. (a)	93,866	1,143,288
Intermolecular, Inc. (a)	45,789	121,341
International Rectifier Corp. (a)(d)	245,261	6,609,784
Intersil Corp. Class A	414,470	5,272,058
Intest Corp. (a)	34,005	135,340
IXYS Corp.	82,833	912,820
Kopin Corp. (a)(d)	161,243	643,360
Kulicke & Soffa Industries, Inc. (a)	256,842	2,963,957
Lattice Semiconductor Corp. (a)	418,047	3,164,616
LTX-Credence Corp. (a)	178,150	1,802,878
M/A-COM Technology Solutions, Inc. (a)	40,640	689,254
Marvell Technology Group Ltd.	1,355,027	20,718,363
Mattson Technology, Inc. (a)	251,767	642,006
Maxim Integrated Products, Inc.	933,448	30,533,084
MaxLinear, Inc. Class A (a)	93,581	874,982
Micrel, Inc.	158,460	1,654,322
Microsemi Corp. (a)	319,052	7,357,339
MKS Instruments, Inc.	182,366	5,481,922
Monolithic Power Systems, Inc. (a)	122,120	4,376,781
MoSys, Inc. (a)(d)	140,688	621,841
Nanometrics, Inc. (a)	71,378	1,310,500
NeoPhotonics Corp. (a)	56,859	469,087
NVE Corp. (a)	12,321	695,274
Omnivision Technologies, Inc. (a)(d)	183,726	3,172,948
ON Semiconductor Corp. (a)	1,476,038	13,786,195
PDF Solutions, Inc. (a)	78,702	1,604,734
Peregrine Semiconductor Corp. (a)(d)	97,452	650,979
Pericom Semiconductor Corp. (a)	65,839	532,638
Photronics, Inc. (a)(d)	218,612	1,901,924
Pixelworks, Inc. (a)	60,695	302,261
PLX Technology, Inc. (a)	108,735	648,061
PMC-Sierra, Inc. (a)	712,587	5,230,389
Power Integrations, Inc.	104,568	6,183,106
QuickLogic Corp. (a)(d)	185,965	946,562
Rambus, Inc. (a)(d)	389,646	3,592,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	937,422	$ 6,636,948
Rubicon Technology, Inc. (a)(d)	73,071	943,347
Rudolph Technologies, Inc. (a)(d)	108,233	1,241,433
Semtech Corp. (a)	224,858	5,610,207
Sigma Designs, Inc. (a)	104,992	514,461
Silicon Image, Inc. (a)	253,525	1,533,826
Silicon Laboratories, Inc. (a)(d)	129,940	6,752,982
Skyworks Solutions, Inc. (a)	620,533	22,004,100
Spansion, Inc. Class A (a)	179,228	2,923,209
STR Holdings, Inc. (a)	118,407	175,242
SunEdison, Inc. (a)	813,615	14,937,971
SunPower Corp. (a)(d)	131,739	4,364,513
Supertex, Inc. (a)	30,678	1,010,227
Synaptics, Inc. (a)(d)	116,634	7,585,875
Teradyne, Inc. (a)(d)	636,208	12,902,298
Tessera Technologies, Inc.	173,295	3,763,967
TriQuint Semiconductor, Inc. (a)	534,464	6,541,839
Ultra Clean Holdings, Inc. (a)	95,950	1,262,702
Ultratech, Inc. (a)(d)	92,383	2,422,282
Veeco Instruments, Inc. (a)(d)	133,922	5,296,615
Vitesse Semiconductor Corp. (a)(d)	196,561	715,482
		426,267,188
Software - 4.2%
Accelrys, Inc. (a)	202,545	2,527,762
ACI Worldwide, Inc. (a)(d)	126,659	7,603,340
Activision Blizzard, Inc.	1,430,848	27,686,909
Actuate Corp. (a)	156,442	888,591
Advent Software, Inc.	133,647	4,102,963
American Software, Inc. Class A	75,568	790,441
ANSYS, Inc. (a)	308,722	25,784,461
Aspen Technology, Inc. (a)	314,767	14,778,311
Astea International, Inc. (a)	13,242	41,845
Asure Software, Inc. (a)	1,517	10,300
Barracuda Networks, Inc. (d)	19,714	708,718
Blackbaud, Inc.	151,007	4,729,539
Bottomline Technologies, Inc. (a)(d)	125,050	4,463,035
BroadSoft, Inc. (a)	92,739	2,783,097
BSQUARE Corp. (a)	30,361	107,782
Cadence Design Systems, Inc. (a)(d)	950,944	14,577,972
Callidus Software, Inc. (a)	133,285	1,643,404
Cinedigm Corp. (a)	93,487	274,852
CommVault Systems, Inc. (a)	145,179	9,999,930
Compuware Corp.	734,208	8,039,578
Comverse, Inc. (a)	80,352	2,780,983
Concur Technologies, Inc. (a)(d)	154,897	19,122,035
Cover-All Technologies, Inc. (a)	2,815	4,223
Covisint Corp. (d)	45,291	486,878
Cyan, Inc. (d)	28,568	95,988
Datawatch Corp. (a)	22,345	751,015
Digimarc Corp.	26,174	768,992
Document Security Systems, Inc. (a)(d)	51,596	84,617

	Shares	Value
Ebix, Inc. (d)	116,379	$ 1,891,159
Ellie Mae, Inc. (a)(d)	85,614	2,654,034
Envivio, Inc. (a)	37,039	133,711
EPIQ Systems, Inc.	109,472	1,552,313
ePlus, Inc. (a)	12,135	690,117
Evolving Systems, Inc.	19,877	168,358
FactSet Research Systems, Inc. (d)	132,341	13,934,184
Fair Isaac Corp.	120,516	6,475,325
FalconStor Software, Inc. (a)	102,011	176,479
FireEye, Inc. (d)	54,961	4,706,860
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	451,507	10,452,387
Gigamon, Inc. (a)	46,149	1,456,462
Globalscape, Inc.	29,423	66,496
Glu Mobile, Inc. (a)(d)	197,835	995,110
GSE Systems, Inc. (a)	33,148	59,666
Guidance Software, Inc. (a)(d)	41,724	455,209
Guidewire Software, Inc. (a)(d)	224,302	12,024,830
Imperva, Inc. (a)	69,546	4,358,448
Infoblox, Inc. (a)	155,992	3,600,295
Informatica Corp. (a)	360,693	14,990,401
Interactive Intelligence Group, Inc. (a)	53,898	4,291,898
Jive Software, Inc. (a)(d)	129,531	1,054,382
Liquid Holdings Group, Inc. (d)	11,100	53,280
Majesco Entertainment Co. (a)(d)	169,132	89,809
Mandalay Digital Group, Inc. (a)(d)	73,394	356,695
Manhattan Associates, Inc. (a)	258,002	9,775,696
Mavenir Systems, Inc.	4,167	64,380
Mentor Graphics Corp.	325,605	7,046,092
MICROS Systems, Inc. (a)(d)	243,392	13,510,690
MicroStrategy, Inc. Class A (a)	30,627	3,954,865
Mitek Systems, Inc. (a)(d)	72,082	382,755
Model N, Inc.	21,246	233,494
Monotype Imaging Holdings, Inc.	133,751	3,803,878
NetScout Systems, Inc. (a)(d)	124,546	4,730,257
NetSol Technologies, Inc. (a)(d)	25,363	117,684
NetSuite, Inc. (a)(d)	102,494	11,796,034
Nuance Communications, Inc. (a)(d)	857,305	13,108,193
Parametric Technology Corp. (a)	400,151	15,729,936
Park City Group, Inc. (a)(d)	29,640	280,098
Peerless Systems Corp. (a)	15,698	57,926
Pegasystems, Inc.	60,905	2,535,475
Progress Software Corp. (a)	184,237	4,594,871
Proofpoint, Inc. (a)	78,982	3,273,804
PROS Holdings, Inc. (a)	84,746	2,919,500
QAD, Inc. Class B	24,367	404,980
Qlik Technologies, Inc. (a)	291,552	8,892,336
Qualys, Inc. (a)	57,711	1,564,545
Rally Software Development Corp.	42,605	847,413
RealPage, Inc. (a)(d)	178,593	3,161,096
Rosetta Stone, Inc. (a)	51,040	589,512
Rovi Corp. (a)	338,708	8,413,507
SeaChange International, Inc. (a)	85,138	898,206
ServiceNow, Inc. (a)	336,852	22,926,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Silver Spring Networks, Inc. (d)	15,724	$ 276,742
Smith Micro Software, Inc. (a)(d)	72,854	127,495
SolarWinds, Inc. (a)	219,380	10,130,968
Solera Holdings, Inc. (d)	229,281	15,687,406
Sonic Foundry, Inc. (a)	2,194	21,852
Splunk, Inc. (a)	288,274	26,737,414
SS&C Technologies Holdings, Inc. (a)	207,654	8,032,057
Synchronoss Technologies, Inc. (a)(d)	109,873	3,777,434
Synopsys, Inc. (a)	512,747	20,714,979
Tableau Software, Inc.	51,463	4,855,019
Take-Two Interactive Software, Inc. (a)	310,072	6,130,123
Tangoe, Inc. (a)(d)	124,007	2,358,613
TeleCommunication Systems, Inc. Class A (a)	140,898	305,749
TeleNav, Inc. (a)	41,916	251,915
TIBCO Software, Inc. (a)	511,834	11,152,863
TiVo, Inc. (a)	405,366	5,472,441
Tyler Technologies, Inc. (a)	93,495	8,767,961
Ultimate Software Group, Inc. (a)(d)	92,392	15,337,072
Vasco Data Security International, Inc. (a)	82,596	659,116
Verint Systems, Inc. (a)	178,748	8,367,194
VirnetX Holding Corp. (a)(d)	146,692	2,860,494
VMware, Inc. Class A (a)(d)	282,104	27,096,089
Voltari Corp. (a)(d)	11,296	42,586
Vringo, Inc. (a)(d)	250,377	1,014,027
Wave Systems Corp. Class A (a)(d)	76,840	80,682
Workday, Inc. Class A (a)(d)	102,359	11,251,301
Zynga, Inc. (a)	2,082,457	10,537,232
		589,985,663
TOTAL INFORMATION TECHNOLOGY		2,281,848,264
MATERIALS - 5.2%
Chemicals - 2.5%
A. Schulman, Inc.	101,315	3,520,696
Advanced Emissions Solutions, Inc. (a)	36,134	1,947,623
Albemarle Corp.	268,050	17,688,620
American Vanguard Corp.	87,623	1,949,612
Arabian American Development Co. (a)	47,222	577,997
Ashland, Inc.	233,762	22,060,120
Axiall Corp.	230,635	9,333,798
Balchem Corp.	101,519	5,127,725
BioAmber, Inc. (a)	1,374	20,019
Cabot Corp.	204,657	11,080,130
Calgon Carbon Corp. (a)	186,696	3,758,190
Celanese Corp. Class A	516,465	27,574,066
Chase Corp.	14,663	442,089
Chemtura Corp. (a)	321,400	7,954,650
Clean Diesel Technologies, Inc. (a)(d)	33,479	90,393
Core Molding Technologies, Inc. (a)	11,521	171,087

	Shares	Value
Cytec Industries, Inc.	115,084	$ 10,895,002
Ferro Corp. (a)	290,187	3,807,253
Flotek Industries, Inc. (a)(d)	160,657	4,088,721
FutureFuel Corp.	76,784	1,332,202
GSE Holding, Inc. (a)	16,500	10,065
H.B. Fuller Co.	167,929	8,141,198
Hawkins, Inc.	23,388	833,314
Huntsman Corp.	637,556	15,530,864
Innophos Holdings, Inc.	76,666	4,210,497
Innospec, Inc.	83,762	3,644,485
Intrepid Potash, Inc. (a)(d)	188,036	2,784,813
KMG Chemicals, Inc.	19,780	293,535
Koppers Holdings, Inc.	69,481	2,747,279
Kraton Performance Polymers, Inc. (a)	113,645	3,152,512
Kronos Worldwide, Inc. (d)	80,119	1,224,218
Landec Corp. (a)	84,086	856,836
LSB Industries, Inc. (a)	68,793	2,248,843
Marrone Bio Innovations, Inc. (d)	16,210	235,531
Material Sciences Corp. (a)	23,734	301,659
Minerals Technologies, Inc.	115,626	6,185,991
NewMarket Corp.	38,320	14,165,754
Northern Technologies International Corp. (a)	1,103	24,773
Olin Corp. (d)	258,726	6,776,034
OM Group, Inc.	107,994	3,412,610
OMNOVA Solutions, Inc. (a)	142,209	1,355,252
Penford Corp. (a)	33,122	442,179
PolyOne Corp.	312,837	11,731,388
Prospect Global Resources, Inc. (a)(d)	7,186	11,354
Quaker Chemical Corp.	44,800	3,462,144
Rockwood Holdings, Inc.	247,601	19,530,767
RPM International, Inc.	433,899	18,163,012
Senomyx, Inc. (a)	137,685	1,371,343
Sensient Technologies Corp.	170,930	8,961,860
Stepan Co.	69,028	4,196,902
Taminco Corp.	96,977	2,203,317
The Scotts Miracle-Gro Co. Class A	139,505	7,967,131
TOR Minerals International, Inc. (a)	3,831	39,038
Tredegar Corp.	82,660	2,059,061
Tronox Ltd. Class A (d)	212,649	5,037,655
Valhi, Inc.	64,947	713,768
Valspar Corp.	261,741	19,565,140
W.R. Grace & Co. (a)	250,853	25,421,443
Westlake Chemical Corp.	66,362	8,848,045
Zep, Inc.	66,805	1,175,768
Zoltek Companies, Inc. (a)(d)	83,484	1,398,357
		353,855,728
Construction Materials - 0.3%
Eagle Materials, Inc.	161,457	14,272,799
Headwaters, Inc. (a)	262,531	3,499,538
Martin Marietta Materials, Inc.	148,186	18,075,728
Texas Industries, Inc. (a)(d)	73,139	6,209,501
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
U.S. Concrete, Inc. (a)	41,450	$ 1,128,269
United States Lime & Minerals, Inc.	7,538	426,651
		43,612,486
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	571,108
Aptargroup, Inc.	216,708	14,339,568
Berry Plastics Group, Inc. (a)	260,893	6,347,527
Crown Holdings, Inc. (a)	447,499	20,146,405
Graphic Packaging Holding Co. (a)	749,526	7,675,146
Greif, Inc. Class A	102,600	5,136,156
Myers Industries, Inc.	100,702	2,165,093
Packaging Corp. of America	323,206	23,558,485
Rock-Tenn Co. Class A	237,672	26,528,949
Silgan Holdings, Inc.	149,251	7,195,391
Sonoco Products Co.	338,423	14,206,998
UFP Technologies, Inc. (a)	15,846	405,499
		128,276,325
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(d)	55,605	812,945
AK Steel Holding Corp. (a)(d)	444,492	2,760,295
Allied Nevada Gold Corp. (a)(d)	330,091	1,726,376
Amcol International Corp.	88,795	3,940,722
Carpenter Technology Corp.	174,898	10,345,217
Century Aluminum Co. (a)	185,637	2,197,942
Coeur d'Alene Mines Corp. (a)	347,159	3,818,749
Commercial Metals Co.	401,716	7,773,205
Compass Minerals International, Inc.	110,113	9,398,145
Comstock Mining, Inc. (a)(d)	165,183	330,366
Friedman Industries	15,788	133,409
General Moly, Inc. (a)(d)	202,841	241,381
Globe Specialty Metals, Inc.	217,947	4,330,607
Gold Resource Corp.	132,594	682,859
Golden Minerals Co. (a)(d)	115,781	122,728
Handy & Harman Ltd. (a)	37,596	687,255
Haynes International, Inc.	42,986	2,129,097
Hecla Mining Co. (d)	1,188,592	4,017,441
Horsehead Holding Corp. (a)(d)	166,082	2,951,277
Kaiser Aluminum Corp.	61,713	4,356,321
Materion Corp.	70,361	2,081,982
McEwen Mining, Inc. (a)(d)	803,888	2,339,314
Mines Management, Inc. (a)(d)	69,165	94,064
Molycorp, Inc. (a)(d)	623,108	3,252,624
Noranda Aluminium Holding Corp.	229,718	990,085
Olympic Steel, Inc.	27,830	765,603
Paramount Gold & Silver Corp. (a)(d)	435,955	588,539
Reliance Steel & Aluminum Co.	254,081	17,602,732
Royal Gold, Inc. (d)	217,631	14,953,426
RTI International Metals, Inc. (a)(d)	102,679	2,789,788
Schnitzer Steel Industries, Inc. Class A	90,821	2,304,129
Silver Bull Resources, Inc. (a)(d)	148,902	56,583

	Shares	Value
Solitario Exploration & Royalty Corp. (a)	57,827	$ 90,210
Steel Dynamics, Inc.	729,711	12,726,160
Stillwater Mining Co. (a)(d)	414,791	5,616,270
SunCoke Energy, Inc. (a)	247,253	5,508,797
Synalloy Corp.	24,589	335,148
Timberline Resources Corp. (a)(d)	213,150	31,333
U.S. Antimony Corp. (a)(d)	84,807	156,893
U.S. Silica Holdings, Inc. (d)	175,640	5,760,992
Universal Stainless & Alloy Products, Inc. (a)	20,455	675,629
Walter Energy, Inc. (d)	205,462	2,216,935
Worthington Industries, Inc.	180,460	7,193,136
		150,886,709
Paper & Forest Products - 0.4%
Boise Cascade Co.	107,309	3,175,273
Clearwater Paper Corp. (a)	77,454	4,945,438
Deltic Timber Corp.	40,804	2,568,204
Domtar Corp.	109,125	12,088,868
Kapstone Paper & Packaging Corp. (a)	270,598	8,602,310
Louisiana-Pacific Corp. (a)	461,795	8,677,128
Mercer International, Inc. (SBI) (a)	33,044	288,474
Neenah Paper, Inc.	54,327	2,727,759
P.H. Glatfelter Co.	158,468	4,809,504
Resolute Forest Products (a)(d)	321,268	6,582,781
Schweitzer-Mauduit International, Inc.	104,283	5,019,141
Verso Paper Corp. (a)(d)	62,871	154,034
Wausau-Mosinee Paper Corp.	177,425	2,350,881
		61,989,795
TOTAL MATERIALS		738,621,043
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	295,012	3,121,227
Alaska Communication Systems Group, Inc. (a)	128,803	282,079
Alteva	16,362	141,531
Atlantic Tele-Network, Inc.	43,046	2,821,235
Cbeyond, Inc. (a)	109,968	753,281
Cincinnati Bell, Inc. (a)	727,137	2,435,909
Cogent Communications Group, Inc.	147,097	5,639,699
Consolidated Communications Holdings, Inc. (d)	137,165	2,614,365
Elephant Talk Communication, Inc. (a)(d)	237,541	301,677
FairPoint Communications, Inc. (a)(d)	71,797	953,464
General Communications, Inc. Class A (a)	105,141	1,094,518
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	611,309
HickoryTech Corp.	38,075	518,962
IDT Corp. Class B	56,794	1,019,452
inContact, Inc. (a)	182,175	1,643,219
Inteliquent, Inc.	104,102	1,453,264
Intelsat SA (d)	65,669	1,302,873
Iridium Communications, Inc. (a)(d)	219,539	1,431,394
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	535,608	$ 19,721,087
Lumos Networks Corp.	56,988	827,466
ORBCOMM, Inc. (a)	132,401	1,034,052
Premiere Global Services, Inc. (a)	161,424	1,825,705
Straight Path Communications, Inc. Class B (a)	22,231	181,405
Towerstream Corp. (a)(d)	186,972	493,606
TW Telecom, Inc. (a)	474,044	14,510,487
Vonage Holdings Corp. (a)	585,092	2,697,274
xG Technology, Inc. (a)	9,209	11,880
		69,442,420
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	67,800	393,918
Leap Wireless International, Inc. (a)	194,908	3,414,788
NII Holdings, Inc. (a)(d)	572,344	658,196
NTELOS Holdings Corp. (d)	51,213	715,958
RingCentral, Inc. (d)	39,424	853,530
SBA Communications Corp. Class A (a)(d)	420,876	40,054,769
Shenandoah Telecommunications Co.	72,976	1,928,756
Sprint Corp. (a)	2,884,105	25,207,078
T-Mobile U.S., Inc. (a)	849,915	25,922,408
Telephone & Data Systems, Inc.	337,314	7,687,386
U.S. Cellular Corp. (d)	57,098	2,060,667
U.S.A. Mobility, Inc.	66,494	960,838
		109,858,292
TOTAL TELECOMMUNICATION SERVICES		179,300,712
UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	131,977	6,666,158
Cleco Corp.	207,557	10,259,543
El Paso Electric Co.	144,539	5,095,000
Empire District Electric Co.	165,090	3,919,237
Genie Energy Ltd. Class B (a)	48,524	556,085
Great Plains Energy, Inc.	496,305	13,037,932
Hawaiian Electric Industries, Inc. (d)	366,432	9,311,037
IDACORP, Inc.	168,641	9,475,938
ITC Holdings Corp.	173,616	17,813,002
MGE Energy, Inc.	131,008	5,054,289
NRG Yield, Inc. Class A	67,077	2,561,000
OGE Energy Corp.	658,646	23,711,256
Otter Tail Corp.	123,988	3,746,917
PNM Resources, Inc.	274,636	7,181,731
Portland General Electric Co.	260,349	8,279,098
UIL Holdings Corp.	195,360	7,564,339
Unitil Corp.	41,223	1,297,700

	Shares	Value
UNS Energy Corp.	140,349	$ 8,492,518
Westar Energy, Inc. (d)	409,301	14,006,280
		158,029,060
Gas Utilities - 0.9%
Atmos Energy Corp.	329,153	15,173,953
Chesapeake Utilities Corp.	31,396	1,859,899
Delta Natural Gas Co., Inc.	13,699	281,651
Gas Natural, Inc.	31,805	297,695
Laclede Group, Inc.	114,681	5,258,124
National Fuel Gas Co.	273,569	20,550,503
New Jersey Resources Corp.	153,835	6,924,113
Northwest Natural Gas Co.	94,806	4,064,333
ONE Gas, Inc. (a)	165,679	5,629,772
Piedmont Natural Gas Co., Inc. (d)	253,429	8,570,969
Questar Corp.	576,190	13,684,513
RGC Resources, Inc.	2,242	42,934
South Jersey Industries, Inc.	108,730	6,217,181
Southwest Gas Corp.	165,026	8,914,705
UGI Corp.	370,129	16,541,065
WGL Holdings, Inc.	174,837	7,026,699
		121,038,109
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	134,555
Black Hills Corp.	138,974	7,881,216
Calpine Corp. (a)	1,112,085	21,185,219
Dynegy, Inc. (a)(d)	332,223	7,770,696
Ormat Technologies, Inc. (d)	66,515	1,845,791
Pattern Energy Group, Inc.	58,378	1,599,557
U.S. Geothermal, Inc. (a)(d)	223,992	111,996
		40,529,030
Multi-Utilities - 0.4%
Alliant Energy Corp.	346,914	18,816,615
Avista Corp.	203,057	6,010,487
MDU Resources Group, Inc.	627,883	21,322,907
NorthWestern Energy Corp.	130,322	5,986,993
Vectren Corp.	277,101	10,660,075
		62,797,077
Water Utilities - 0.4%
American States Water Co.	135,315	4,063,509
American Water Works Co., Inc.	585,460	26,252,026
Aqua America, Inc.	609,206	15,345,899
Artesian Resources Corp. Class A	17,456	379,843
Cadiz, Inc. (a)(d)	34,362	256,341
California Water Service Group	194,287	4,567,687
Connecticut Water Service, Inc.	31,001	1,018,073
Middlesex Water Co.	55,095	1,113,470
Pure Cycle Corp. (a)(d)	69,664	436,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	41,452	$ 1,226,565
York Water Co.	39,414	794,980
		55,454,490
TOTAL UTILITIES		437,847,766
TOTAL COMMON STOCKS (Cost $9,928,007,212)		13,999,856,274
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 5/29/14 to 9/18/14 (f) (Cost $7,997,969)	$ 8,000,000	7,998,334
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	197,332,090	197,332,090
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,204,715,174	2,204,715,174
TOTAL MONEY MARKET FUNDS (Cost $2,402,047,264)		2,402,047,264
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $12,338,052,445)	16,409,901,872
NET OTHER ASSETS (LIABILITIES) - (15.7)%	(2,230,249,707)
NET ASSETS - 100%	$ 14,179,652,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
527 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 72,420,340	$ 4,393,505
915 ICE Russell 2000 Index Contracts (United States)	March 2014	108,143,850	6,907,271
TOTAL EQUITY INDEX CONTRACTS		$ 180,564,190	$ 11,300,776

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,858,351.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173,150
Fidelity Securities Lending Cash Central Fund	17,867,424
Total	$ 18,040,574
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,224,681,240	$ 2,224,519,718	$ -	$ 161,522
Consumer Staples	465,838,217	465,838,217	-	-
Energy	850,065,155	850,045,612	-	19,543
Financials	3,045,779,729	3,045,775,015	-	4,714
Health Care	1,683,382,646	1,683,382,645	-	1
Industrials	2,092,491,502	2,092,491,502	-	-
Information Technology	2,281,848,264	2,281,848,264	-	-
Materials	738,621,043	738,621,043	-	-
Telecommunication Services	179,300,712	179,300,712	-	-
Utilities	437,847,766	437,847,766	-	-
U.S. Government and Government Agency Obligations	7,998,334	-	7,998,334	-
Money Market Funds	2,402,047,264	2,402,047,264	-	-
Total Investments in Securities:	$ 16,409,901,872	$ 16,401,717,758	$ 7,998,334	$ 185,780
Derivative Instruments:
Assets
Futures Contracts	$ 11,300,776	$ 11,300,776	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,300,776	$ -
Total Value of Derivatives	$ 11,300,776	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $2,118,946,977) - See accompanying schedule: Unaffiliated issuers (cost $9,936,005,181)	$ 14,007,854,608
Fidelity Central Funds (cost $2,402,047,264)	2,402,047,264
Total Investments (cost $12,338,052,445)		$ 16,409,901,872
Cash		103,379
Receivable for investments sold		4,243,238
Receivable for fund shares sold		27,479,897
Dividends receivable		11,101,867
Distributions receivable from Fidelity Central Funds		1,673,120
Receivable from investment adviser for expense reductions		1,489
Other receivables		13,813
Total assets		16,454,518,675

Liabilities
Payable for investments purchased Regular delivery	$ 45,799,551
Delayed delivery	8,841,938
Payable for fund shares redeemed	14,292,387
Accrued management fee	679,361
Payable for daily variation margin for derivative instruments	381,394
Other affiliated payables	156,705
Collateral on securities loaned, at value	2,204,715,174
Total liabilities		2,274,866,510

Net Assets		$ 14,179,652,165
Net Assets consist of:
Paid in capital		$ 9,911,453,410
Undistributed net investment income		30,389,384
Accumulated undistributed net realized gain (loss) on investments		154,659,168
Net unrealized appreciation (depreciation) on investments		4,083,150,203
Net Assets		$ 14,179,652,165

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($1,803,151,599 ÷ 32,610,093 shares)	$ 55.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,280,753,710 ÷ 222,086,274 shares)	$ 55.30

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($95,746,856 ÷ 1,731,905 shares)	$ 55.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 141,393,037
Interest		6,600
Income from Fidelity Central Funds (including $17,867,424 from security lending)		18,040,574
Total income		159,440,211

Expenses
Management fee	$ 6,621,238
Transfer agent fees	1,518,898
Independent trustees' compensation	50,973
Miscellaneous	19,487
Total expenses before reductions	8,210,596
Expense reductions	(10,995)	8,199,601
Net investment income (loss)		151,240,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	370,098,640
Futures contracts	29,980,279
Total net realized gain (loss)		400,078,919
Change in net unrealized appreciation (depreciation) on: Investment securities	2,532,453,660
Futures contracts	3,578,730
Total change in net unrealized appreciation (depreciation)		2,536,032,390
Net gain (loss)		2,936,111,309
Net increase (decrease) in net assets resulting from operations		$ 3,087,351,919

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,240,610	$ 128,474,031
Net realized gain (loss)	400,078,919	189,721,174
Change in net unrealized appreciation (depreciation)	2,536,032,390	639,557,587
Net increase (decrease) in net assets resulting from operations	3,087,351,919	957,752,792
Distributions to shareholders from net investment income	(130,454,906)	(123,000,708)
Distributions to shareholders from net realized gain	(244,937,001)	(200,713,554)
Total distributions	(375,391,907)	(323,714,262)
Share transactions - net increase (decrease)	3,320,572,816	994,205,584
Redemption fees	1,184,464	653,587
Total increase (decrease) in net assets	6,033,717,292	1,628,897,701

Net Assets
Beginning of period	8,145,934,873	6,517,037,172
End of period (including undistributed net investment income of $30,389,384 and undistributed net investment income of $12,923,003, respectively)	$ 14,179,652,165	$ 8,145,934,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) B	.67	.73	.48	.43	.36
Net realized and unrealized gain (loss)	13.09	4.61	.10	9.71	12.40
Total from investment operations	13.76	5.34	.58	10.14	12.76
Distributions from net investment income	(.54)	(.70)	(.45)	(.36)	(.35)
Distributions from net realized gain	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(1.60)	(1.88) J	(1.28) I	(.87)	(.41) H
Redemption fees added to paid in capital B	.01	- G	.01	- G	- G
Net asset value, end of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Total Return A	32.38%	14.00%	1.76%	32.95%	68.20%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.35%	1.85%	1.26%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346
Portfolio turnover rate D	14%	10%	11%	8%	26%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. ITotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. JTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) B	.68	.75	.48	.44	.37
Net realized and unrealized gain (loss)	13.11	4.60	.10	9.72	12.39
Total from investment operations	13.79	5.35	.58	10.16	12.76
Distributions from net investment income	(.56)	(.72)	(.46)	(.37)	(.36)
Distributions from net realized gain	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(1.62)	(1.89)	(1.29) I	(.88)	(.41) H
Redemption fees added to paid in capital B	.01	- G	.01	- G	- G
Net asset value, end of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Total Return A	32.44%	14.04%	1.76%	33.02%	68.25%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.38%	1.88%	1.29%	1.27%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218
Portfolio turnover rate D	14%	10%	11%	8%	26%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. ITotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.72	.75	.25
Net realized and unrealized gain (loss)	13.06	4.60	5.52
Total from investment operations	13.78	5.35	5.77
Distributions from net investment income	(.56)	(.72)	(.40)
Distributions from net realized gain	(1.06)	(1.17)	(.38)
Total distributions	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capital D	.01	- J	- J
Net asset value, end of period	$ 55.28	$ 43.11	$ 39.66
Total Return B, C	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06%	.06% A
Expenses net of all reductions	.06%	.06%	.06% A
Net investment income (loss)	1.39%	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,747	$ 226	$ 117
Portfolio turnover rate F	14%	10%	11% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Institutional ClassA	19.85%	18.02%	6.70%
Spartan International Index Fund - Fidelity Advantage Institutional ClassB	19.86%	18.02%	6.70%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Institutional Class on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: Overall, international equity markets remained upbeat for the 12 months ending February 28, 2014: the MSCI® ACWI® (All Country World Index) ex USA Index posted a 12.38% gain in U.S.-dollar terms. During the period, investors wrestled with fears of a U.S. debt default, a eurozone breakup, Middle East tensions, China's economic slowdown and a sell-off in emerging markets, plus off-again/on-again signals that the U.S. Federal Reserve would taper its massive stimulus program. But central banks worldwide maintained accommodative monetary policies, which, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad equity rally. Economic stabilization helped bolster the U.K. (+22%) and the rest of Europe (+28%), with Italy (+39%) and Spain (+35%) in particular responding to rising sentiment and ultra-low interest rates. Japan's remarkable rebound (+14%) moderated later in the period but continued to benefit from expansionary policies, positive export trade and healthy consumer spending there, despite yen weakness. Asia-Pacific ex Japan fell flat, impeded by mining-industry malaise in Australia (-3%) and currency headwinds generally. Emerging-markets stocks (-7%) suffered from weakness in global commodities, U.S. dollar strength and major investor outflows driven by declining regional trade and Fed taper-talk.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 19.85% and 19.86%, respectively, in line with the 19.42% advance of the benchmark MSCI® EAFE® Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Of the 10 market sectors in the index, health care was the top-performing group, and, accordingly, many large pharmaceutical companies enjoyed a very good result. Switzerland's Roche Holding and Novartis, Germany's Bayer, and U.K.-based GlaxoSmithKline and AstraZeneca stood out as notable contributors. Topping the list, however, was U.K.-based mobile communications provider Vodafone. The company saw its shares rise sharply in August, after news broke of plans to sell its 45% stake in U.S. mobile operator Verizon Wireless. The deal was finalized late in the period. Another telecom stock to do very well was SoftBank, a Japanese company that in July completed its acquisition of U.S. wireless service provider Sprint. In energy, diversified energy producers BP and Total, based in the U.K. and France, respectively, added value. Of final note, the fund received a modest boost from favorable currency fluctuations. In a strong market environment, there were many more contributors than detractors. Amid generally lower commodity prices, various mining companies hampered the fund's result, including Australia's Newcrest Mining and BHP Billiton. Also in the materials sector, Switzerland's Syngenta, a maker of farm chemicals, declined in part on weaker-than-expected earnings announced in February 2014. Meanwhile, the biggest individual detractor was U.K. bank Standard Chartered, whose shares fell sharply in December after the company forecast a lower-than-expected profit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.5
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.6
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.0	1.1
Sanofi SA (France, Pharmaceuticals)	0.9	1.0
	12.6
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	24.0
Industrials	12.2	12.8
Consumer Discretionary	11.2	11.7
Consumer Staples	10.8	11.3
Health Care	10.6	10.5
Materials	8.2	7.9
Energy	6.7	6.7
Telecommunication Services	5.0	5.0
Information Technology	4.5	4.3
Utilities	4.1	3.9
Geographic Diversification (% of fund's net assets)
As of February 28, 2014
United Kingdom	20.0%
Japan	19.8%
France	9.5%
Germany	9.5%
Switzerland	9.1%
Australia	7.4%
Spain	3.4%
Sweden	3.2%
Netherlands	3.1%
Other*	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

As of August 31, 2013
Japan	21.1%
United Kingdom	20.6%
France	9.1%
Switzerland	9.0%
Germany	8.7%
Australia	7.9%
Sweden	3.1%
Netherlands	3.1%
Spain	2.9%
Other*	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

Annual Report

Spartan International Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 7.3%
AGL Energy Ltd.	537,236	$ 7,502,650
ALS Ltd. (d)	367,433	2,488,600
Alumina Ltd. (a)	2,423,075	2,781,319
Amcor Ltd.	1,158,570	10,452,223
AMP Ltd.	2,837,716	12,230,699
APA Group unit	800,137	4,769,535
Asciano Ltd.	927,003	4,458,668
ASX Ltd.	184,945	6,198,740
Australia & New Zealand Banking Group Ltd.	2,635,368	75,582,694
Bank Queensland Ltd.	308,512	3,300,855
Bendigo & Adelaide Bank Ltd.	401,429	3,986,935
BHP Billiton Ltd.	3,084,992	105,810,963
Boral Ltd.	741,819	3,687,129
Brambles Ltd.	1,498,885	12,532,656
Caltex Australia Ltd.	127,020	2,378,005
CFS Retail Property Trust unit	2,025,982	3,561,534
Coca-Cola Amatil Ltd.	554,753	5,593,882
Cochlear Ltd.	54,793	2,801,657
Commonwealth Bank of Australia	1,548,229	103,147,430
Computershare Ltd.	452,046	4,788,159
Crown Ltd.	384,676	5,931,630
CSL Ltd.	467,654	30,129,858
DEXUS Property Group unit	4,443,826	4,243,030
Echo Entertainment Group Ltd.	739,039	1,754,221
Federation Centres unit	1,373,987	2,930,325
Flight Centre Travel Group Ltd.	53,588	2,479,428
Fortescue Metals Group Ltd.	1,487,290	7,219,877
Goodman Group unit	1,660,880	7,114,014
Harvey Norman Holdings Ltd. (d)	494,029	1,415,118
Iluka Resources Ltd.	400,569	3,356,434
Incitec Pivot Ltd.	1,552,664	4,350,532
Insurance Australia Group Ltd.	2,210,351	10,710,168
Leighton Holdings Ltd. (d)	163,907	2,642,962
Lend Lease Group unit	523,376	5,268,150
Macquarie Group Ltd.	277,152	13,916,504
Metcash Ltd.	865,946	2,395,453
Mirvac Group unit	3,606,917	5,680,886
National Australia Bank Ltd.	2,256,457	69,950,706
Newcrest Mining Ltd.	736,178	7,449,569
Orica Ltd.	355,179	7,651,028
Origin Energy Ltd.	1,056,037	13,607,601
Qantas Airways Ltd. (a)	1,067,591	1,109,855
QBE Insurance Group Ltd.	1,177,774	13,473,649
QR National Ltd.	1,950,285	8,858,314
Ramsay Health Care Ltd.	125,876	5,419,703
realestate.com.au Ltd.	50,162	2,219,751
Rio Tinto Ltd.	418,625	24,968,752
Santos Ltd.	932,371	11,348,497
SEEK Ltd.	311,397	4,754,443
Sonic Healthcare Ltd.	364,241	5,645,779
SP AusNet unit	1,659,769	1,962,451

	Shares	Value
Stockland Corp. Ltd. unit	2,295,296	$ 7,906,081
Suncorp-Metway Ltd.	1,236,138	13,391,242
Sydney Airport unit	1,029,009	3,728,039
Tabcorp Holdings Ltd.	750,504	2,377,478
Tatts Group Ltd.	1,345,468	3,505,835
Telstra Corp. Ltd.	4,185,857	18,863,010
The GPT Group unit	1,625,620	5,396,314
Toll Holdings Ltd.	646,452	3,068,903
Transurban Group unit	1,349,498	8,513,868
Treasury Wine Estates Ltd.	631,072	2,179,341
Wesfarmers Ltd.	1,097,532	42,064,486
Westfield Group unit	1,954,556	17,912,400
Westfield Retail Trust unit	2,853,062	7,917,842
Westpac Banking Corp.	2,986,196	89,621,707
Woodside Petroleum Ltd.	632,404	21,416,161
Woolworths Ltd.	1,204,215	38,760,146
WorleyParsons Ltd.	196,323	2,944,924
TOTAL AUSTRALIA		957,580,798
Austria - 0.3%
Andritz AG	69,305	4,355,955
Erste Group Bank AG	247,642	8,788,199
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	922,347	4,672,334
OMV AG	141,761	6,451,329
Raiffeisen International Bank-Holding AG	112,697	3,927,781
Telekom Austria AG	265,155	2,582,084
Vienna Insurance Group AG	35,723	1,829,344
Voestalpine AG	106,564	4,803,233
TOTAL AUSTRIA		37,410,263
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,362,887	8,622,236
Bailiwick of Jersey - 1.2%
Experian PLC	960,010	17,377,991
Glencore Xstrata PLC	10,189,830	56,172,646
Petrofac Ltd.	250,035	5,727,763
Randgold Resources Ltd.	84,695	6,707,921
Shire PLC	564,242	31,211,131
Wolseley PLC	254,639	14,821,863
WPP PLC	1,290,510	28,266,188
TOTAL BAILIWICK OF JERSEY		160,285,503
Belgium - 1.2%
Ageas	215,167	9,873,599
Anheuser-Busch InBev SA NV	771,755	80,720,989
Belgacom SA	146,572	4,421,558
Colruyt NV	71,973	3,996,126
Delhaize Group SA	98,671	7,097,152
Groupe Bruxelles Lambert SA	77,392	7,613,359
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
KBC Groupe SA	240,125	15,239,820
Common Stocks - continued
	Shares	Value
Belgium - continued
Solvay SA Class A	56,853	$ 8,820,500
Telenet Group Holding NV	49,411	3,153,661
UCB SA	105,629	8,478,253
Umicore SA	109,120	5,365,025
TOTAL BELGIUM		154,780,045
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	606,450	3,954,149
First Pacific Co. Ltd.	2,298,665	2,277,768
Kerry Properties Ltd.	613,181	2,022,722
Li & Fung Ltd.	5,655,246	7,403,766
Noble Group Ltd.	4,118,890	3,346,710
NWS Holdings Ltd.	1,384,695	2,173,246
Seadrill Ltd.	360,452	13,296,247
Shangri-La Asia Ltd.	1,487,380	2,483,902
Yue Yuen Industrial (Holdings) Ltd.	726,500	2,223,344
TOTAL BERMUDA		39,181,854
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	226,729	2,053,856
MGM China Holdings Ltd.	914,800	3,901,770
Sands China Ltd.	2,321,600	19,415,098
Wynn Macau Ltd.	1,488,800	7,174,894
TOTAL CAYMAN ISLANDS		32,545,618
Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	527	6,175,058
Series B	1,268	15,502,599
Carlsberg A/S Series B	102,262	10,790,802
Coloplast A/S Series B	106,675	8,985,443
Danske Bank A/S	629,838	16,682,290
DSV de Sammensluttede Vognmaend A/S	173,362	5,553,741
Novo Nordisk A/S Series B	1,912,279	91,003,479
Novozymes A/S Series B	217,190	10,103,262
TDC A/S	779,981	7,747,152
Tryg A/S	23,440	2,263,143
William Demant Holding A/S (a)	24,010	2,161,411
TOTAL DENMARK		176,968,380
Finland - 0.9%
Elisa Corp. (A Shares)	133,588	3,739,460
Fortum Corp.	427,055	10,115,202
Kone Oyj (B Shares) (d)	300,205	12,228,146
Metso Corp.	123,139	3,987,467
Neste Oil Oyj (d)	121,203	2,594,769
Nokia Corp. (a)	3,596,161	27,372,862
Nokian Tyres PLC	108,615	4,872,442
Orion Oyj (B Shares)	94,037	3,097,011
Pohjola Bank PLC (A Shares)	132,861	3,080,919
Sampo Oyj (A Shares)	419,797	21,271,455

	Shares	Value
Stora Enso Oyj (R Shares)	525,122	$ 5,983,438
UPM-Kymmene Corp.	508,742	9,241,170
Wartsila Corp.	170,530	10,081,435
TOTAL FINLAND		117,665,776
France - 9.2%
Accor SA	153,311	7,835,052
Aeroports de Paris	28,759	3,490,870
Air Liquide SA	39,251	5,404,813
Air Liquide SA	10,300	1,418,297
Alcatel-Lucent SA (a)	2,678,648	11,591,237
Alstom SA	206,009	5,543,305
Arkema SA	59,938	6,519,315
Atos Origin SA	66,678	6,483,911
AXA SA	1,723,487	45,056,917
BIC SA	27,874	3,573,510
BNP Paribas SA	956,114	78,470,798
Bouygues SA	184,612	7,443,291
Bureau Veritas SA	212,256	5,856,609
Cap Gemini SA	136,902	10,720,032
Carrefour SA	590,666	21,784,716
Casino Guichard Perrachon SA	54,125	6,151,517
Christian Dior SA	52,347	10,354,079
CNP Assurances	165,454	3,567,236
Compagnie de St. Gobain	399,163	23,966,964
Compagnie Generale de Geophysique SA (a)	153,454	2,351,119
Credit Agricole SA (a)	960,523	15,273,330
Danone SA	545,454	38,463,073
Dassault Systemes SA	60,904	7,000,999
Edenred SA	194,739	6,262,999
EDF SA	31,735	1,262,207
EDF SA	14,600	580,691
EDF SA	186,140	7,403,410
Essilor International SA	196,652	20,537,056
Eurazeo SA	29,645	2,324,608
Eutelsat Communications	136,702	4,459,683
Fonciere des Regions	27,340	2,562,370
France Telecom SA	1,780,553	22,207,143
GDF Suez	1,274,961	32,715,215
Gecina SA	21,049	2,895,515
Groupe Eurotunnel SA	527,755	6,341,975
ICADE	34,488	3,399,862
Iliad SA	25,011	6,100,158
Imerys SA	32,771	3,053,282
JCDecaux SA	64,286	2,838,600
Kering SA	72,675	14,906,557
Klepierre SA	94,994	4,332,212
L'Oreal SA	30,358	5,143,611
L'Oreal SA	196,844	33,351,638
L'Oreal SA	5,100	864,102
Lafarge SA (a)	159,515	11,993,126
Lafarge SA (Bearer)	19,833	1,491,143
Lagardere S.C.A. (Reg.)	106,464	4,275,576
Common Stocks - continued
	Shares	Value
France - continued
Legrand SA	254,234	$ 15,766,799
LVMH Moet Hennessy - Louis Vuitton SA	243,783	45,376,172
Michelin CGDE Series B	179,766	21,976,963
Natixis SA	883,389	6,373,500
Pernod Ricard SA	203,970	24,012,529
Publicis Groupe SA (d)	173,898	16,514,161
Remy Cointreau SA (d)	23,781	2,018,732
Renault SA	184,550	18,394,368
Rexel SA	231,243	5,839,484
Safran SA	260,261	18,324,743
Sanofi SA	1,147,528	119,354,283
Schneider Electric SA	509,601	45,545,296
Schneider Electric SA CDI	17,736	1,576,576
SCOR SE	148,044	5,186,279
Societe Generale Series A	690,151	46,082,771
Sodexo SA	5,930	632,714
Sodexo SA	77,845	8,305,843
Sodexo SA	6,851	730,982
Suez Environnement SA	268,088	5,358,206
Technip SA	97,834	9,613,517
Thales SA	87,793	5,828,791
Total SA	2,053,955	133,258,760
Unibail-Rodamco	93,448	24,623,480
Valeo SA	72,781	10,191,628
Vallourec SA	102,437	5,505,874
Veolia Environnement SA	340,619	6,435,032
VINCI SA	461,767	34,501,216
Vivendi SA	1,157,099	33,084,833
Wendel SA	30,904	4,645,325
Zodiac Aerospace	165,757	5,853,704
TOTAL FRANCE		1,210,536,290
Germany - 8.7%
adidas AG	200,806	23,393,361
Allianz SE	438,189	78,144,663
Axel Springer Verlag AG	40,408	2,856,246
BASF AG	881,865	101,542,015
Bayer AG	794,053	112,781,626
Bayerische Motoren Werke AG (BMW)	317,531	36,903,853
Beiersdorf AG	96,396	9,850,091
Brenntag AG	49,338	9,176,642
Celesio AG	44,454	1,569,585
Commerzbank AG (a)	929,055	16,850,402
Continental AG	105,589	25,702,042
Daimler AG (Germany)	924,299	86,142,685
Deutsche Bank AG	978,704	47,334,486
Deutsche Boerse AG	185,041	15,181,695
Deutsche Lufthansa AG (a)	220,953	5,730,601
Deutsche Post AG	870,122	32,680,010
Deutsche Telekom AG	2,777,768	46,992,311
Deutsche Wohnen AG (Bearer)	280,410	5,941,216
E.ON AG	1,729,308	32,987,840

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	35,098	$ 2,798,712
Fresenius Medical Care AG & Co. KGaA	207,188	14,215,028
Fresenius SE & Co. KGaA	120,554	18,736,717
GEA Group AG	176,205	8,546,602
Hannover Reuck SE	57,938	4,934,261
HeidelbergCement Finance AG	134,947	11,123,886
Henkel AG & Co. KGaA	124,066	12,550,788
Hochtief AG	33,236	3,089,725
Hugo Boss AG	30,381	4,046,298
Infineon Technologies AG	1,036,824	11,763,873
K&S AG	165,217	5,586,061
Kabel Deutschland Holding AG	20,897	2,969,503
Lanxess AG	80,202	5,953,598
Linde AG	178,205	36,933,350
MAN SE	37,855	4,885,492
Merck KGaA	62,300	10,921,072
Metro AG	124,765	5,174,143
Muenchener Rueckversicherungs AG	172,114	37,690,314
OSRAM Licht AG (a)	81,433	5,536,359
ProSiebenSat.1 Media AG	209,806	10,005,515
RWE AG	469,897	18,819,095
SAP AG	884,662	71,155,240
Siemens AG	761,308	101,503,257
Sky Deutschland AG (a)	419,566	4,395,574
Suedzucker AG (Bearer)	76,616	2,130,924
Telefonica Deutschland Holding AG	262,375	2,100,506
Thyssenkrupp AG (a)	434,559	11,852,478
United Internet AG	102,295	4,760,483
Volkswagen AG	28,241	7,215,393
TOTAL GERMANY		1,133,155,617
Hong Kong - 2.3%
AIA Group Ltd.	11,562,000	56,539,536
Bank of East Asia Ltd.	1,290,874	5,347,765
BOC Hong Kong (Holdings) Ltd.	3,552,066	10,779,024
Cathay Pacific Airways Ltd.	1,111,327	2,262,593
Cheung Kong Holdings Ltd.	1,334,449	20,909,471
CLP Holdings Ltd.	1,698,157	13,249,500
Galaxy Entertainment Group Ltd. (a)	2,024,000	20,303,767
Hang Lung Properties Ltd.	2,135,423	5,929,781
Hang Seng Bank Ltd.	735,301	11,919,370
Henderson Land Development Co. Ltd.	1,035,605	5,804,849
HKT Trust/HKT Ltd. unit	2,134,000	2,265,839
Hong Kong & China Gas Co. Ltd.	5,519,112	11,890,852
Hong Kong Exchanges and Clearing Ltd.	1,058,371	16,419,953
Hopewell Holdings Ltd.	533,500	1,804,560
Hutchison Whampoa Ltd.	2,046,158	27,578,989
Hysan Development Co. Ltd.	616,677	2,574,603
Link (REIT)	2,219,308	10,309,328
MTR Corp. Ltd.	1,384,951	5,023,661
New World Development Co. Ltd.	3,672,491	4,751,185
PCCW Ltd.	3,904,000	1,856,281
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Power Assets Holdings Ltd.	1,330,676	$ 11,119,616
Sino Land Ltd.	2,844,689	4,032,134
SJM Holdings Ltd.	1,869,000	5,996,753
Sun Hung Kai Properties Ltd.	1,538,611	19,687,274
Swire Pacific Ltd. (A Shares)	655,884	7,365,495
Swire Properties Ltd.	1,114,200	2,964,768
Wharf Holdings Ltd.	1,454,585	10,149,510
Wheelock and Co. Ltd.	879,000	3,584,843
TOTAL HONG KONG		302,421,300
Ireland - 0.4%
Bank of Ireland (a)	21,742,483	11,561,849
CRH PLC	701,582	20,691,523
CRH PLC sponsored ADR	2,500	73,650
James Hardie Industries PLC CDI	423,805	5,483,645
Kerry Group PLC Class A	142,482	10,763,634
Ryanair Holdings PLC (a)	261,736	2,670,506
TOTAL IRELAND		51,244,807
Isle of Man - 0.0%
Genting Singapore PLC	5,908,859	6,269,408
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,001,382	5,439,719
Bank Leumi le-Israel BM (a)	1,193,420	4,553,432
Bezeq The Israeli Telecommunication Corp. Ltd.	1,793,377	2,908,207
Delek Group Ltd.	4,023	1,507,277
Israel Chemicals Ltd.	415,506	3,513,717
Israel Corp. Ltd. (Class A) (a)	2,466	1,308,480
Mizrahi Tefahot Bank Ltd.	116,998	1,442,163
NICE Systems Ltd.	53,809	2,219,143
NICE Systems Ltd. sponsored ADR	1,000	41,080
Teva Pharmaceutical Industries Ltd.	787,445	39,330,180
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,300	1,511,667
TOTAL ISRAEL		63,775,065
Italy - 2.2%
Assicurazioni Generali SpA	1,121,804	25,223,860
Atlantia SpA	355,961	9,020,873
Banca Monte dei Paschi di Siena SpA (a)(d)	5,995,872	1,521,975
Enel Green Power SpA	1,673,518	4,698,452
Enel SpA	6,321,714	32,460,206
Eni SpA	2,443,584	58,662,150
EXOR SpA	95,750	3,894,865
Fiat SpA (a)(d)	841,475	8,809,886
Finmeccanica SpA (a)(d)	389,128	3,826,933
Intesa Sanpaolo SpA	11,164,188	34,610,700
Luxottica Group SpA	159,604	8,861,452
Mediobanca SpA (a)	494,219	4,928,682
Pirelli & C. S.p.A.	229,935	3,998,979
Prysmian SpA	194,228	5,024,061

	Shares	Value
Saipem SpA	255,231	$ 6,003,113
Snam Rete Gas SpA	1,950,605	11,103,540
Telecom Italia SpA (d)	9,694,476	11,011,643
Terna SpA	1,438,462	7,346,384
UniCredit SpA	4,170,111	33,183,364
Unione di Banche Italiane ScpA	819,324	7,113,442
Unipolsai SpA (a)	873,745	2,988,543
TOTAL ITALY		284,293,103
Japan - 19.6%
ABC-MART, Inc.	24,500	970,178
ACOM Co. Ltd. (a)(d)	395,300	1,134,201
Advantest Corp. (d)	140,790	1,533,910
AEON Co. Ltd.	600,700	7,361,003
AEON Financial Service Co. Ltd.	107,400	2,629,859
AEON Mall Co. Ltd.	108,440	2,999,495
Air Water, Inc.	143,000	2,117,530
Aisin Seiki Co. Ltd.	185,300	6,427,326
Ajinomoto Co., Inc.	569,866	8,847,101
Alfresa Holdings Corp.	40,100	2,352,334
All Nippon Airways Ltd.	1,126,000	2,514,610
Amada Co. Ltd.	340,000	2,842,265
Aozora Bank Ltd.	1,023,000	2,980,986
Asahi Glass Co. Ltd.	968,677	5,334,048
Asahi Group Holdings	371,003	10,431,329
Asahi Kasei Corp.	1,211,727	8,635,523
Asics Corp.	154,500	3,015,004
Astellas Pharma, Inc.	416,600	27,079,328
Bank of Kyoto Ltd.	309,000	2,383,463
Bank of Yokohama Ltd.	1,125,084	5,690,443
Benesse Holdings, Inc.	69,700	2,619,657
Bridgestone Corp.	624,479	22,585,489
Brother Industries Ltd.	227,700	3,248,702
Calbee, Inc.	68,500	1,663,196
Canon, Inc.	1,087,844	33,941,537
Casio Computer Co. Ltd.	214,700	2,433,493
Central Japan Railway Co.	138,200	16,129,617
Chiba Bank Ltd.	712,674	4,327,359
Chiyoda Corp.	150,000	2,283,190
Chubu Electric Power Co., Inc.	621,564	7,689,600
Chugai Pharmaceutical Co. Ltd.	215,825	5,530,953
Chugoku Electric Power Co., Inc.	286,100	4,056,621
Citizen Holdings Co. Ltd.	251,666	2,070,006
Coca-Cola West Co. Ltd.	56,800	1,052,059
Credit Saison Co. Ltd.	152,752	3,363,034
Dai Nippon Printing Co. Ltd.	536,242	5,402,359
Dai-ichi Mutual Life Insurance Co.	817,300	11,971,789
Daicel Chemical Industries Ltd.	281,000	2,424,270
Daido Steel Co. Ltd.	274,000	1,257,325
Daihatsu Motor Co. Ltd.	186,300	2,993,028
Daiichi Sankyo Kabushiki Kaisha	644,070	11,130,985
Daikin Industries Ltd.	225,294	12,980,739
Dainippon Sumitomo Pharma Co. Ltd.	154,100	2,860,699
Daito Trust Construction Co. Ltd.	69,663	6,478,926
Common Stocks - continued
	Shares	Value
Japan - continued
Daiwa House Industry Co. Ltd.	568,184	$ 10,341,385
Daiwa Securities Group, Inc.	1,592,985	14,416,010
DeNA Co. Ltd. (d)	99,900	2,159,575
DENSO Corp.	466,738	25,041,086
Dentsu, Inc.	208,200	7,851,587
Don Quijote Holdings Co. Ltd.	53,100	2,880,141
East Japan Railway Co.	322,100	25,188,824
Eisai Co. Ltd.	241,678	9,456,571
Electric Power Development Co. Ltd.	111,180	3,452,184
FamilyMart Co. Ltd.	55,900	2,488,228
Fanuc Corp.	183,972	32,026,550
Fast Retailing Co. Ltd.	50,900	17,621,114
Fuji Electric Co. Ltd.	532,153	2,446,342
Fuji Heavy Industries Ltd.	563,100	15,285,114
Fujifilm Holdings Corp.	444,905	12,830,839
Fujitsu Ltd. (a)	1,796,075	11,230,548
Fukuoka Financial Group, Inc.	732,300	2,960,260
GREE, Inc. (a)(d)	103,500	1,145,141
GungHo Online Entertainment, Inc. (d)	328,700	2,025,105
Gunma Bank Ltd.	362,663	1,906,502
Hakuhodo DY Holdings, Inc.	223,600	1,669,804
Hamamatsu Photonics K.K.	67,900	2,755,498
Hankyu Hanshin Holdings, Inc.	1,096,000	6,009,315
Hino Motors Ltd.	248,600	3,689,324
Hirose Electric Co. Ltd.	28,498	4,060,342
Hiroshima Bank Ltd.	473,000	1,798,673
Hisamitsu Pharmaceutical Co., Inc.	59,800	2,796,973
Hitachi Chemical Co. Ltd.	97,900	1,366,002
Hitachi Construction Machinery Co. Ltd.	105,200	2,050,239
Hitachi High-Technologies Corp.	61,500	1,484,170
Hitachi Ltd.	4,639,271	36,738,383
Hitachi Metals Ltd.	184,000	2,746,349
Hokkaido Electric Power Co., Inc. (a)	178,300	1,816,813
Hokuhoku Financial Group, Inc.	1,113,000	2,088,857
Hokuriku Electric Power Co., Inc.	160,800	2,065,104
Honda Motor Co. Ltd.	1,562,860	56,252,121
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	88,575
Hoya Corp.	418,716	12,408,838
Hulic Co. Ltd.	257,800	2,966,334
Ibiden Co. Ltd.	118,400	2,315,181
Idemitsu Kosan Co. Ltd.	82,800	1,689,846
Iida Group Holdings Co. Ltd. (a)	128,000	1,934,401
INPEX Corp.	838,700	10,657,102
Isetan Mitsukoshi Holdings Ltd.	343,387	3,889,183
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,258,185	5,777,052
Isuzu Motors Ltd.	1,147,000	7,013,019
Itochu Corp.	1,444,486	18,001,053
ITOCHU Techno-Solutions Corp.	23,500	1,088,754
Iyo Bank Ltd.	246,000	2,226,255
J. Front Retailing Co. Ltd.	464,800	2,954,211
Japan Airlines Co. Ltd.	57,700	2,868,841

	Shares	Value
Japan Exchange Group, Inc.	238,000	$ 5,645,396
Japan Petroleum Exploration Co. Ltd.	28,200	1,030,795
Japan Prime Realty Investment Corp.	740	2,563,132
Japan Real Estate Investment Corp.	1,140	6,172,153
Japan Retail Fund Investment Corp.	2,215	4,370,364
Japan Steel Works Ltd.	308,000	1,511,440
Japan Tobacco, Inc.	1,056,100	33,636,508
JFE Holdings, Inc.	471,675	9,627,208
JGC Corp.	199,117	7,385,267
Joyo Bank Ltd.	646,941	3,083,093
JSR Corp.	169,616	2,904,988
JTEKT Corp.	195,600	3,273,867
JX Holdings, Inc.	2,165,768	11,247,916
Kajima Corp.	810,317	2,862,383
Kakaku.com, Inc.	141,700	2,357,257
Kamigumi Co. Ltd.	219,663	2,035,396
Kaneka Corp.	273,559	1,784,840
Kansai Electric Power Co., Inc. (a)	673,936	7,533,583
Kansai Paint Co. Ltd.	221,000	2,866,463
Kao Corp.	495,050	17,046,625
Kawasaki Heavy Industries Ltd.	1,361,945	5,589,856
KDDI Corp.	516,700	31,599,122
Keihin Electric Express Railway Co. Ltd.	456,061	3,822,541
Keio Corp.	554,410	3,929,603
Keisei Electric Railway Co.	266,000	2,339,284
Keyence Corp.	43,762	18,778,485
Kikkoman Corp.	150,849	2,941,084
Kinden Corp.	122,000	1,267,112
Kintetsu Corp.	1,732,100	6,280,288
Kirin Holdings Co. Ltd.	833,256	11,374,083
Kobe Steel Ltd. (a)	2,923,000	4,004,265
Koito Manufacturing Co. Ltd.	90,000	1,698,831
Komatsu Ltd.	896,445	18,955,047
Konami Corp.	97,100	2,445,418
Konica Minolta, Inc.	463,000	4,723,726
Kubota Corp.	1,024,864	14,402,274
Kuraray Co. Ltd.	327,486	3,676,597
Kurita Water Industries Ltd. (d)	102,400	2,161,297
Kyocera Corp.	311,904	14,128,901
Kyowa Hakko Kirin Co., Ltd.	229,689	2,469,424
Kyushu Electric Power Co., Inc. (a)	410,570	5,268,786
Lawson, Inc.	62,416	4,329,930
LIXIL Group Corp.	256,659	7,492,717
M3, Inc.	679	2,258,441
Mabuchi Motor Co. Ltd.	23,721	1,582,643
Makita Corp.	107,400	5,973,116
Marubeni Corp.	1,583,244	11,130,529
Marui Group Co. Ltd.	209,949	1,734,212
Maruichi Steel Tube Ltd.	45,500	1,271,067
Mazda Motor Corp. (a)	2,593,000	12,524,227
McDonald's Holdings Co. (Japan) Ltd. (d)	64,000	1,710,524
Medipal Holdings Corp.	132,200	2,039,442
Meiji Holdings Co. Ltd.	59,129	3,902,774
Miraca Holdings, Inc.	53,500	2,439,226
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	1,308,875	$ 5,922,933
Mitsubishi Corp.	1,348,502	25,882,384
Mitsubishi Electric Corp.	1,854,106	22,066,163
Mitsubishi Estate Co. Ltd.	1,201,723	28,502,527
Mitsubishi Gas Chemical Co., Inc.	373,867	2,384,196
Mitsubishi Heavy Industries Ltd.	2,914,256	17,953,668
Mitsubishi Logistics Corp.	118,000	1,642,948
Mitsubishi Materials Corp.	1,058,937	3,330,317
Mitsubishi Motors Corp. of Japan (a)	608,300	6,751,692
Mitsubishi Tanabe Pharma Corp.	214,900	3,163,213
Mitsubishi UFJ Financial Group, Inc.	12,239,330	70,922,692
Mitsubishi UFJ Lease & Finance Co. Ltd.	557,300	2,842,082
Mitsui & Co. Ltd.	1,667,523	25,706,168
Mitsui Chemicals, Inc.	801,683	2,078,456
Mitsui Fudosan Co. Ltd.	803,677	24,024,170
Mitsui OSK Lines Ltd.	1,041,285	4,335,160
Mizuho Financial Group, Inc.	22,073,600	45,400,985
MS&AD Insurance Group Holdings, Inc.	485,584	11,538,096
Murata Manufacturing Co. Ltd.	194,454	18,516,789
Nabtesco Corp.	106,000	2,654,947
Namco Bandai Holdings, Inc.	168,850	3,777,846
NEC Corp.	2,377,951	8,040,734
Nexon Co. Ltd.	106,600	905,005
NGK Insulators Ltd.	253,309	5,499,258
NGK Spark Plug Co. Ltd.	172,000	3,870,296
NHK Spring Co. Ltd.	150,800	1,567,715
Nidec Corp.	97,142	11,945,371
Nikon Corp.	327,038	6,003,604
Nintendo Co. Ltd.	102,096	12,618,983
Nippon Building Fund, Inc.	1,333	7,623,130
Nippon Electric Glass Co. Ltd.	368,000	1,670,606
Nippon Express Co. Ltd.	786,546	3,674,341
Nippon Meat Packers, Inc.	166,740	2,682,013
Nippon Paint Co. Ltd.	166,000	2,541,299
Nippon Prologis REIT, Inc.	1,270	2,720,448
Nippon Steel & Sumitomo Metal Corp.	7,298,636	21,384,459
Nippon Telegraph & Telephone Corp.	360,000	20,267,668
Nippon Yusen KK	1,556,578	4,986,293
Nishi-Nippon City Bank Ltd.	639,000	1,513,206
Nissan Motor Co. Ltd.	2,386,848	21,304,137
Nisshin Seifun Group, Inc.	201,949	2,180,236
Nissin Food Holdings Co. Ltd.	56,323	2,518,126
Nitori Holdings Co. Ltd.	65,800	2,974,157
Nitto Denko Corp.	157,594	7,395,477
NKSJ Holdings, Inc.	319,603	8,097,592
NOK Corp.	90,300	1,478,233
Nomura Holdings, Inc.	3,482,047	23,620,414
Nomura Real Estate Holdings, Inc.	118,300	2,422,494
Nomura Research Institute Ltd.	97,100	3,177,194
NSK Ltd.	447,576	4,923,133
NTT Data Corp.	120,800	5,015,350
NTT DoCoMo, Inc.	1,466,300	24,439,628

	Shares	Value
NTT Urban Development Co.	111,200	$ 958,263
Obayashi Corp.	618,704	3,801,212
Odakyu Electric Railway Co. Ltd.	597,000	5,350,435
Oji Holdings Corp.	762,352	3,661,655
Olympus Corp. (a)	231,329	8,037,497
Omron Corp.	196,460	8,252,594
Ono Pharmaceutical Co. Ltd.	79,400	7,856,519
Oracle Corp. Japan	36,000	1,498,084
Oriental Land Co. Ltd.	48,356	7,255,538
ORIX Corp.	1,244,680	18,345,484
Osaka Gas Co. Ltd.	1,794,525	7,475,363
Otsuka Corp.	15,000	1,926,403
Otsuka Holdings Co. Ltd.	347,700	10,669,815
Panasonic Corp.	2,119,573	26,548,430
Park24 Co. Ltd.	92,800	1,872,049
Rakuten, Inc.	701,400	10,055,444
Resona Holdings, Inc.	2,117,400	11,062,696
Ricoh Co. Ltd.	645,770	8,134,384
Rinnai Corp.	32,800	2,752,402
ROHM Co. Ltd.	92,644	4,788,321
Sankyo Co. Ltd. (Gunma)	52,700	2,185,261
Sanrio Co. Ltd. (d)	47,900	1,828,550
Santen Pharmaceutical Co. Ltd.	71,100	3,322,005
SBI Holdings, Inc. Japan	200,460	2,383,380
Secom Co. Ltd.	200,767	11,366,075
Sega Sammy Holdings, Inc.	179,900	4,203,618
Seiko Epson Corp.	124,400	3,740,434
Sekisui Chemical Co. Ltd.	406,293	4,627,037
Sekisui House Ltd.	518,967	6,521,199
Seven & i Holdings Co., Ltd.	723,000	27,185,591
Seven Bank Ltd.	560,900	2,050,258
Sharp Corp. (a)(d)	1,468,675	4,773,217
Shikoku Electric Power Co., Inc. (a)	172,600	2,672,866
Shimadzu Corp.	231,000	1,913,462
Shimamura Co. Ltd.	21,300	1,923,425
SHIMANO, Inc.	75,200	6,805,463
SHIMIZU Corp.	571,416	3,093,654
Shin-Etsu Chemical Co., Ltd.	393,962	22,375,802
Shinsei Bank Ltd.	1,610,000	3,356,611
Shionogi & Co. Ltd.	285,491	6,202,959
Shiseido Co. Ltd.	344,650	6,116,357
Shizuoka Bank Ltd.	542,274	5,248,749
Showa Denko K.K.	1,405,336	2,036,292
Showa Shell Sekiyu K.K.	180,300	1,775,353
SMC Corp.	49,571	12,574,190
SoftBank Corp.	922,230	69,889,653
Sojitz Corp.	1,187,100	2,107,518
Sony Corp.	996,685	17,429,197
Sony Financial Holdings, Inc.	167,300	2,706,690
Stanley Electric Co. Ltd.	137,525	3,152,656
Sumco Corp.	111,800	860,884
Sumitomo Chemical Co. Ltd.	1,440,334	5,914,772
Sumitomo Corp.	1,078,942	14,273,083
Sumitomo Electric Industries Ltd.	723,006	11,098,114
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	526,822	$ 2,436,663
Sumitomo Metal Mining Co. Ltd.	499,065	6,532,956
Sumitomo Mitsui Financial Group, Inc.	1,221,800	54,856,433
Sumitomo Mitsui Trust Holdings, Inc.	3,183,722	14,935,403
Sumitomo Realty & Development Co. Ltd.	343,000	13,858,766
Sumitomo Rubber Industries Ltd.	162,300	2,183,243
Suntory Beverage & Food Ltd.	133,100	4,688,646
Suzuken Co. Ltd.	68,160	2,585,218
Suzuki Motor Corp.	349,800	9,411,323
Sysmex Corp.	69,700	4,157,207
T&D Holdings, Inc.	554,200	6,814,874
Taiheiyo Cement Corp.	1,134,000	4,004,896
Taisei Corp.	938,594	4,193,255
Taisho Pharmaceutical Holdings Co. Ltd.	31,457	2,392,426
Taiyo Nippon Sanso Corp.	235,000	1,759,556
Takashimaya Co. Ltd.	259,000	2,255,426
Takeda Pharmaceutical Co. Ltd.	758,142	36,433,932
TDK Corp.	119,025	5,156,464
Teijin Ltd.	916,341	2,204,187
Terumo Corp.	144,812	6,199,512
The Chugoku Bank Ltd.	154,500	1,914,361
The Hachijuni Bank Ltd.	399,000	2,140,650
The Suruga Bank Ltd.	175,000	3,079,738
THK Co. Ltd.	110,000	2,519,505
Tobu Railway Co. Ltd.	988,297	4,810,637
Toho Co. Ltd.	107,254	2,080,506
Toho Gas Co. Ltd.	394,000	1,997,681
Tohoku Electric Power Co., Inc. (a)	430,490	5,050,654
Tokio Marine Holdings, Inc.	664,400	19,738,327
Tokyo Electric Power Co., Inc. (a)	1,384,318	6,474,533
Tokyo Electron Ltd.	164,118	9,405,927
Tokyo Gas Co. Ltd.	2,304,395	11,576,206
Tokyo Tatemono Co. Ltd.	400,000	3,267,114
Tokyu Corp.	1,090,954	6,666,770
Tokyu Fudosan Holdings Corp.	498,200	3,935,443
TonenGeneral Sekiyu K.K.	275,856	2,434,103
Toppan Printing Co. Ltd.	539,013	4,014,764
Toray Industries, Inc.	1,407,883	9,727,372
Toshiba Corp.	3,862,880	16,765,669
Toto Ltd.	271,185	3,848,254
Toyo Seikan Group Holdings Ltd.	156,100	2,740,435
Toyo Suisan Kaisha Ltd.	86,000	2,890,046
Toyoda Gosei Co. Ltd.	60,300	1,272,717
Toyota Boshoku Corp.	63,000	668,566
Toyota Industries Corp.	156,086	7,208,452
Toyota Motor Corp.	2,647,151	152,351,789
Toyota Motor Corp. sponsored ADR	830	95,699
Toyota Tsusho Corp.	204,400	5,052,660
Trend Micro, Inc.	101,200	3,404,712
Tsumura & Co.	56,200	1,494,875
Ube Industries Ltd.	1,009,605	1,931,582
Unicharm Corp.	109,780	6,224,138

	Shares	Value
United Urban Investment Corp.	2,266	$ 3,462,346
USS Co. Ltd.	211,500	2,849,233
West Japan Railway Co.	160,500	6,597,792
Yahoo! Japan Corp.	1,381,700	8,760,579
Yakult Honsha Co. Ltd.	86,366	4,141,359
Yamada Denki Co. Ltd.	875,050	2,897,630
Yamaguchi Financial Group, Inc.	200,000	1,743,146
Yamaha Corp.	150,843	2,071,155
Yamaha Motor Co. Ltd.	270,700	3,915,401
Yamato Holdings Co. Ltd.	356,832	7,408,196
Yamato Kogyo Co. Ltd.	39,600	1,194,576
Yamazaki Baking Co. Ltd.	103,000	1,193,249
Yaskawa Electric Corp.	207,000	3,091,281
Yokogawa Electric Corp.	203,900	3,189,745
Yokohama Rubber Co. Ltd.	193,000	1,886,264
TOTAL JAPAN		2,569,699,051
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	959,910	15,074,157
Millicom International Cellular SA (depository receipt)	63,496	6,620,305
RTL Group SA	37,496	4,836,055
SES SA (France) (depositary receipt)	291,739	10,167,855
Subsea 7 SA	252,656	4,819,912
Tenaris SA	453,491	9,470,042
TOTAL LUXEMBOURG		50,988,326
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	80
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,889,680	3,016,426
Netherlands - 3.1%
AEGON NV	1,738,295	15,669,980
Airbus Group NV	563,569	41,531,776
Akzo Nobel NV	230,172	19,065,562
ASML Holding NV (Netherlands)	343,304	29,629,007
CNH Industrial NV	907,172	9,979,791
Corio NV	65,493	3,074,504
Delta Lloyd NV	183,623	5,242,713
Fugro NV (Certificaten Van Aandelen) (d)	68,227	3,965,656
Gemalto NV (d)	76,005	8,550,141
Heineken Holding NV	96,771	6,259,899
Heineken NV (Bearer)	221,334	14,966,804
ING Groep NV (Certificaten Van Aandelen) (a)	3,686,149	53,530,482
Koninklijke Ahold NV	966,942	18,038,065
Koninklijke Boskalis Westminster NV	75,276	3,768,059
Koninklijke KPN NV (a)	3,074,381	10,957,212
Koninklijke Philips Electronics NV	903,351	31,548,718
OCI NV (a)	90,280	4,416,302
QIAGEN NV (a)	223,864	5,047,506
Randstad Holding NV	119,343	7,519,062
Reed Elsevier NV	666,117	14,577,873
Common Stocks - continued
	Shares	Value
Netherlands - continued
Royal DSM NV	148,337	$ 9,478,881
STMicroelectronics NV	606,744	5,503,144
TNT Express NV	416,865	4,059,438
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,564,575	61,870,836
Vopak NV	67,101	3,930,772
Wolters Kluwer NV	289,647	8,367,809
Ziggo NV	152,097	6,959,494
TOTAL NETHERLANDS		407,509,486
New Zealand - 0.1%
Auckland International Airport Ltd.	1,020,686	3,200,479
Contact Energy Ltd.	341,126	1,530,100
Fletcher Building Ltd.	663,071	5,236,754
Ryman Healthcare Group Ltd.	353,248	2,339,689
Telecom Corp. of New Zealand Ltd.	1,768,426	3,706,621
TOTAL NEW ZEALAND		16,013,643
Norway - 0.7%
Aker Solutions ASA	159,173	2,675,867
DNB ASA	938,514	17,028,353
Gjensidige Forsikring ASA	190,814	4,002,580
Norsk Hydro ASA	1,300,099	6,433,346
Orkla ASA	737,089	5,821,063
Statoil ASA	1,071,066	28,250,470
Telenor ASA	655,245	14,476,089
Yara International ASA	173,590	7,039,621
TOTAL NORWAY		85,727,389
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	1,736,612	3,394,216
Energias de Portugal SA	1,933,509	8,380,102
Galp Energia SGPS SA Class B	334,747	5,627,785
Jeronimo Martins SGPS SA	242,680	4,125,170
Portugal Telecom SGPS SA (Reg.) (d)	609,258	2,728,019
TOTAL PORTUGAL		24,255,292
Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,980,183	3,374,114
CapitaCommercial Trust (REIT)	1,952,000	2,255,891
CapitaLand Ltd.	2,441,437	5,488,972
CapitaMall Trust	2,298,200	3,444,626
CapitaMalls Asia Ltd.	1,284,000	1,813,087
City Developments Ltd.	439,000	3,251,852
ComfortDelgro Corp. Ltd.	1,934,784	2,945,713
DBS Group Holdings Ltd.	1,644,020	21,424,849
Global Logistic Properties Ltd.	2,990,000	6,675,107
Hutchison Port Holdings Trust	5,045,000	3,153,125
Jardine Cycle & Carriage Ltd.	101,267	3,134,712
Keppel Corp. Ltd.	1,392,400	11,500,357
Keppel Land Ltd.	670,000	1,696,604
Olam International Ltd.	1,448,700	2,028,511
Oversea-Chinese Banking Corp. Ltd.	2,472,793	18,648,603

	Shares	Value
SembCorp Industries Ltd.	955,130	$ 4,076,246
SembCorp Marine Ltd.	806,800	2,615,823
Singapore Airlines Ltd.	510,425	4,115,129
Singapore Exchange Ltd.	826,000	4,483,004
Singapore Press Holdings Ltd.	1,554,021	5,087,514
Singapore Technologies Engineering Ltd.	1,481,161	4,440,036
Singapore Telecommunications Ltd.	7,645,827	21,713,389
StarHub Ltd.	572,000	1,886,136
United Overseas Bank Ltd.	1,218,829	19,835,477
UOL Group Ltd.	446,984	2,157,963
Wilmar International Ltd.	1,844,000	5,018,578
Yangzijiang Shipbuilding Holdings Ltd.	1,893,000	1,694,912
TOTAL SINGAPORE		167,960,330
Spain - 3.4%
Abertis Infraestructuras SA (d)	370,338	8,700,242
ACS Actividades de Construccion y Servicios SA	167,623	6,026,032
Amadeus IT Holding SA Class A	365,177	16,061,675
Banco Bilbao Vizcaya Argentaria SA	5,554,638	68,624,833
Banco de Sabadell SA	3,260,877	10,775,366
Banco Popular Espanol SA	1,581,158	11,401,236
Banco Santander SA (Spain)	11,134,211	100,504,543
Bankia SA (a)	3,883,906	8,154,013
Cintra Concesiones de Infrastructuras de Transporte SA	388,043	8,194,921
Criteria CaixaCorp SA	1,666,343	10,511,243
Distribuidora Internacional de Alimentacion SA	579,124	4,972,049
Enagas SA	182,598	5,314,264
Gas Natural SDG SA	337,533	8,663,351
Grifols SA	143,160	8,161,035
Iberdrola SA (d)	4,615,717	30,689,464
Inditex SA	209,520	30,163,607
International Consolidated Airlines Group SA (a)	199,436	1,456,790
International Consolidated Airlines Group SA CDI (a)	777,807	5,691,823
MAPFRE SA (Reg.)	1,035,357	4,287,310
Red Electrica Corporacion SA	104,226	8,113,882
Repsol YPF SA	833,894	20,954,390
Telefonica SA	3,933,022	60,137,161
Zardoya Otis SA	161,792	2,800,452
TOTAL SPAIN		440,359,682
Sweden - 3.2%
Alfa Laval AB	300,248	8,148,160
ASSA ABLOY AB (B Shares)	320,782	16,335,159
Atlas Copco AB:
(A Shares)	646,526	18,160,588
(B Shares)	373,529	9,921,313
Boliden AB	259,977	4,123,691
Electrolux AB (B Shares)	231,340	5,480,734
Elekta AB (B Shares) (d)	355,696	4,729,373
Getinge AB (B Shares)	192,280	6,921,498
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	911,913	$ 41,132,195
Hexagon AB (B Shares)	228,801	8,118,383
Husqvarna AB (B Shares)	386,452	2,612,852
Industrivarden AB (C Shares)	118,190	2,285,770
Investment AB Kinnevik (B Shares)	214,890	8,342,021
Investor AB (B Shares)	437,893	15,605,741
Lundin Petroleum AB (a)	211,841	4,252,250
Nordea Bank AB	2,918,031	41,802,211
Sandvik AB	1,024,473	14,292,594
Scania AB (B Shares)	307,134	9,436,791
Securitas AB (B Shares)	297,951	3,283,123
Skandinaviska Enskilda Banken AB (A Shares)	1,458,904	20,512,691
Skanska AB (B Shares)	363,217	7,885,616
SKF AB (B Shares)	380,129	10,179,618
Svenska Cellulosa AB (SCA) (B Shares)	563,495	17,111,426
Svenska Handelsbanken AB (A Shares)	479,591	25,057,978
Swedbank AB (A Shares)	869,955	24,558,710
Swedish Match Co. AB	193,342	6,121,424
Tele2 AB (B Shares)	310,048	3,846,797
Telefonaktiebolaget LM Ericsson (B Shares)	2,922,685	37,781,053
TeliaSonera AB	2,288,773	17,637,936
Volvo AB (B Shares)	1,465,625	22,058,723
TOTAL SWEDEN		417,736,419
Switzerland - 9.1%
ABB Ltd. (Reg.)	2,111,735	53,895,970
Actelion Ltd.	98,131	10,404,452
Adecco SA (Reg.)	127,055	10,971,947
Aryzta AG	83,347	6,955,850
Baloise Holdings AG	45,696	5,891,900
Barry Callebaut AG	2,069	2,580,663
Coca-Cola HBC AG	12,175	302,757
Coca-Cola HBC AG sponsored ADR	179,380	4,457,593
Compagnie Financiere Richemont SA Series A	501,188	49,919,351
Credit Suisse Group AG	1,455,115	45,688,327
Ems-Chemie Holding AG	7,964	3,069,694
Geberit AG (Reg.)	36,450	11,463,411
Givaudan SA	8,855	13,894,144
Holcim Ltd. (Reg.)	219,846	17,847,646
Julius Baer Group Ltd.	215,781	10,113,124
Kuehne & Nagel International AG	51,547	7,361,345
Lindt & Spruengli AG	99	5,748,078
Lindt & Spruengli AG (participation certificate)	810	3,991,518
Lonza Group AG	50,769	5,368,410
Nestle SA	3,096,959	233,960,327
Novartis AG	2,209,069	183,861,069
Pargesa Holding SA	25,750	2,213,417
Partners Group Holding AG	16,784	4,372,046

	Shares	Value
Roche Holding AG (participation certificate)	674,660	$ 207,727,906
Schindler Holding AG:
(participation certificate)	44,322	6,647,040
(Reg.)	20,187	3,066,496
SGS SA (Reg.)	5,256	13,021,972
Sika AG (Bearer)	2,074	7,649,865
Sonova Holding AG Class B	48,253	6,825,097
Sulzer AG (Reg.)	23,371	3,308,345
Swatch Group AG (Bearer)	29,586	19,746,426
Swatch Group AG (Bearer) (Reg.)	41,750	4,908,414
Swiss Life Holding AG	31,004	7,716,629
Swiss Prime Site AG	52,517	4,412,742
Swiss Re Ltd.	338,021	31,592,184
Swisscom AG	22,369	13,250,994
Syngenta AG (Switzerland)	89,428	32,555,438
Transocean Ltd. (Switzerland)	346,068	14,625,750
UBS AG	3,504,282	74,967,028
Zurich Insurance Group AG	142,941	43,800,568
TOTAL SWITZERLAND		1,190,155,933
United Kingdom - 19.8%
3i Group PLC	937,548	6,609,578
Aberdeen Asset Management PLC	915,046	5,985,126
Admiral Group PLC	187,620	4,508,470
Aggreko PLC	256,558	6,702,060
AMEC PLC	284,941	5,358,372
Anglo American PLC (United Kingdom)	1,338,655	34,188,803
Antofagasta PLC	379,564	5,723,568
ARM Holdings PLC	1,344,317	22,534,761
ASOS PLC (a)	51,985	6,058,783
Associated British Foods PLC	342,216	17,180,273
AstraZeneca PLC (United Kingdom)	1,205,310	81,933,611
Aviva PLC	2,825,469	22,464,009
Babcock International Group PLC	349,082	8,598,808
BAE Systems PLC	3,088,229	21,249,257
Barclays PLC	14,690,230	61,883,558
BG Group PLC	3,273,290	59,663,817
BHP Billiton PLC	2,028,169	65,361,450
BP PLC	17,935,868	151,576,986
British American Tobacco PLC (United Kingdom)	1,814,001	98,883,743
British Land Co. PLC	913,992	10,667,761
British Sky Broadcasting Group PLC	991,297	15,603,778
BT Group PLC	7,589,803	52,201,379
Bunzl PLC	321,908	8,479,273
Burberry Group PLC	427,065	11,020,334
Capita Group PLC	633,981	12,102,615
Capital Shopping Centres Group PLC	648,438	3,525,728
Carnival PLC (d)	176,102	7,241,955
Centrica PLC	4,895,528	26,151,003
Cobham PLC	1,026,256	5,126,336
Compass Group PLC	1,724,287	27,271,538
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Croda International PLC	130,554	$ 5,555,114
Diageo PLC	2,410,175	75,684,336
Direct Line Insurance Group PLC	1,084,718	4,804,416
easyJet PLC	150,756	4,344,638
Fresnillo PLC	176,789	2,816,840
G4S PLC (United Kingdom)	1,487,522	5,913,468
GKN PLC	1,568,073	10,652,938
GlaxoSmithKline PLC	4,663,885	130,633,624
GlaxoSmithKline PLC sponsored ADR (d)	2,239	125,250
Hammerson PLC	682,101	6,562,009
Hargreaves Lansdown PLC	213,062	4,984,258
HSBC Holdings PLC (United Kingdom)	18,004,391	190,018,564
ICAP PLC	527,787	3,875,488
IMI PLC	262,132	6,694,035
Imperial Tobacco Group PLC	927,936	37,867,939
Inmarsat PLC	427,002	4,965,926
InterContinental Hotel Group PLC	249,423	8,112,215
Intertek Group PLC	155,419	7,654,155
Investec PLC	553,520	4,121,911
ITV PLC	3,665,186	12,391,688
J Sainsbury PLC	1,194,534	6,853,051
Johnson Matthey PLC	196,485	10,732,761
Kingfisher PLC	2,275,747	15,014,757
Land Securities Group PLC	754,810	13,726,683
Legal & General Group PLC	5,672,102	22,833,717
Lloyds Banking Group PLC (a)	47,967,081	66,242,670
London Stock Exchange Group PLC	169,163	5,741,921
Marks & Spencer Group PLC	1,554,419	13,105,865
Meggitt PLC	768,989	6,490,061
Melrose PLC	1,029,575	5,658,414
National Grid PLC	3,582,272	50,127,584
Next PLC	149,182	16,824,887
Old Mutual PLC	4,696,180	15,499,921
Pearson PLC	785,530	13,302,871
Persimmon PLC	294,154	7,122,643
Prudential PLC	2,451,672	55,512,559
Prudential PLC ADR (d)	2,253	102,286
Reckitt Benckiser Group PLC	621,813	51,167,367
Reed Elsevier PLC	1,119,556	17,163,359
Rexam PLC	761,138	6,292,521
Rio Tinto PLC	1,220,888	70,006,535
Rolls-Royce Group PLC	1,805,448	30,202,896
Royal & Sun Alliance Insurance Group PLC	3,549,455	5,780,287
Royal Bank of Scotland Group PLC (a)	2,078,652	11,382,655
Royal Dutch Shell PLC:
Class A (Netherlands)	33,000	1,204,283
Class A (United Kingdom)	3,677,753	133,888,905
Class B (United Kingdom)	2,377,337	92,484,350
Royal Mail PLC	623,014	6,259,609
SABMiller PLC	924,256	45,301,556

	Shares	Value
Sage Group PLC	1,063,186	$ 7,685,806
Schroders PLC	100,110	4,548,052
Scottish & Southern Energy PLC	926,962	21,777,986
Segro PLC	710,091	4,243,837
Serco Group PLC	474,968	3,662,622
Severn Trent PLC	229,983	7,124,684
Smith & Nephew PLC	856,445	13,631,421
Smiths Group PLC	378,519	8,671,054
Standard Chartered PLC (United Kingdom)	2,330,084	49,358,303
Standard Life PLC	2,278,250	14,878,670
Tate & Lyle PLC	444,619	4,779,926
Tesco PLC	7,759,511	42,728,741
The Weir Group PLC	204,223	8,778,668
Travis Perkins PLC	236,177	7,731,833
TUI Travel PLC	429,106	3,214,116
Tullow Oil PLC	875,477	11,713,580
Unilever PLC	1,232,075	50,391,909
United Utilities Group PLC	654,174	8,539,010
Vodafone Group PLC	25,235,621	105,155,919
Vodafone Group PLC sponsored ADR	14,727	612,201
Whitbread PLC	173,134	13,008,779
William Hill PLC	831,946	5,539,105
WM Morrison Supermarkets PLC	2,129,402	8,390,304
TOTAL UNITED KINGDOM		2,595,829,045
TOTAL COMMON STOCKS (Cost $11,109,858,367)		12,705,987,165
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	250,075	34,435,009
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	51,952	4,561,431
FUCHS PETROLUB AG	34,589	3,451,833
Henkel AG & Co. KGaA	171,569	19,146,629
Porsche Automobil Holding SE (Germany)	146,925	15,451,376
Volkswagen AG	138,963	36,252,209
TOTAL GERMANY		78,863,478
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,744,968	5,029,885
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $72,910,407)		118,328,372
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 4/3/14 to 7/24/14 (e) (Cost $16,996,405)	$ 17,000,000	$ 16,997,994
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	332,513,105	332,513,105
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	122,985,480	122,985,480
TOTAL MONEY MARKET FUNDS (Cost $455,498,585)		455,498,585
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $11,655,263,764)	13,296,812,116
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(207,437,165)
NET ASSETS - 100%	$ 13,089,374,951
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
78 CAC 40 Index Contracts (France)	March 2014	$ 4,701,516	$ 85,456
56 CME Nikkei 225 Index Contracts (Japan)	March 2014	4,035,707	(222,289)
11 DAX 100 Index Contracts (Germany)	March 2014	3,650,580	152,549
673 Euro Stoxx 50 Index Contracts (Germany)	March 2014	28,997,467	1,558,547
29 Hang Seng Index Contracts (Hong Kong)	March 2014	4,264,087	55,569
289 LIFFE FTSE 100 Index Contracts (United Kingdom)	March 2014	32,083,772	1,455,707
1,464 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	141,224,760	138,430
240 OMX Stockholm 30 Index Contracts (Sweden)	March 2014	5,021,883	138,151
95 SFE SPI 200 Index Contracts (Australia)	March 2014	11,440,969	624,439
47 Singapore Exch Derivatives Ltd.	March 2014	2,613,669	(6,594)
201 TSE TOPIX Index Contracts (Japan)	March 2014	23,702,044	(770,358)
TOTAL EQUITY INDEX CONTRACTS		$ 261,736,454	$ 3,209,607

The face value of futures purchased as a percentage of net assets is 1.8%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
3/14/14	JPY	Goldman Sachs Bank USA	Buy	60,000,000	$ 574,614	$ 14,993
3/14/14	JPY	Goldman Sachs Bank USA	Buy	100,000,000	953,353	29,325
3/14/14	JPY	Goldman Sachs Bank USA	Buy	100,000,000	958,954	23,723
3/14/14	JPY	Goldman Sachs Bank USA	Buy	130,000,000	1,268,107	9,373
3/14/14	JPY	Goldman Sachs Bank USA	Buy	180,000,000	1,751,961	16,857
3/14/14	JPY	Goldman Sachs Bank USA	Buy	200,000,000	1,918,423	46,931
3/14/14	JPY	Goldman Sachs Bank USA	Buy	1,000,000,000	9,737,004	89,766
3/14/14	JPY	Goldman Sachs Bank USA	Buy	1,090,000,000	10,574,311	136,868
3/21/14	AUD	Goldman Sachs Bank USA	Buy	400,000	354,924	1,498
3/21/14	AUD	Goldman Sachs Bank USA	Buy	400,000	363,696	(7,274)
3/21/14	AUD	Goldman Sachs Bank USA	Buy	500,000	437,143	8,385
3/21/14	AUD	Goldman Sachs Bank USA	Buy	700,000	622,013	1,725
3/21/14	AUD	Goldman Sachs Bank USA	Buy	1,100,000	990,770	(10,610)
3/21/14	AUD	Goldman Sachs Bank USA	Buy	4,400,000	3,911,468	9,172
3/21/14	AUD	Goldman Sachs Bank USA	Buy	5,000,000	4,442,000	13,273
3/21/14	EUR	Goldman Sachs Bank USA	Buy	300,000	413,223	861
3/21/14	EUR	Goldman Sachs Bank USA	Buy	600,000	825,636	2,533
3/21/14	EUR	Goldman Sachs Bank USA	Buy	800,000	1,093,050	11,174
3/21/14	EUR	Goldman Sachs Bank USA	Buy	900,000	1,230,656	11,597
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,365,290	14,991
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,100,000	1,488,380	29,929
3/21/14	EUR	Goldman Sachs Bank USA	Buy	1,300,000	1,772,488	21,878
3/21/14	EUR	Goldman Sachs Bank USA	Buy	5,000,000	6,784,100	117,304
3/21/14	EUR	Goldman Sachs Bank USA	Buy	9,600,000	13,219,008	31,688
3/21/14	EUR	Goldman Sachs Bank USA	Buy	10,000,000	13,735,500	67,309
3/21/14	EUR	Goldman Sachs Bank USA	Sell	4,000,000	5,461,400	(59,724)
3/21/14	GBP	Goldman Sachs Bank USA	Buy	400,000	665,490	4,222
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	981,405	23,163
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	983,964	20,604
3/21/14	GBP	Goldman Sachs Bank USA	Buy	600,000	993,588	10,980
3/21/14	GBP	Goldman Sachs Bank USA	Buy	800,000	1,322,008	17,416
3/21/14	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,640,950	33,330
3/21/14	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,643,600	30,680
3/21/14	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,389,490	330,473
3/21/14	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,416,020	303,943
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,000,000	151,680	4,230
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,400,000	215,158	3,116
3/21/14	SEK	Goldman Sachs Bank USA	Buy	1,800,000	274,849	5,789
3/21/14	SEK	Goldman Sachs Bank USA	Buy	3,200,000	493,829	5,082
3/21/14	SEK	Goldman Sachs Bank USA	Buy	11,000,000	1,673,681	41,324
3/21/14	SEK	Goldman Sachs Bank USA	Buy	12,000,000	1,821,256	49,659
						$ 1,517,556

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,997,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,498
Fidelity Securities Lending Cash Central Fund	2,827,474
Total	$ 3,010,972
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,522,420,489	$ 1,035,751,328	$ 486,669,161	$ -
Consumer Staples	1,396,474,367	580,065,709	816,408,658	-
Energy	874,459,534	241,983,217	632,476,317	-
Financials	3,267,141,266	1,866,050,418	1,401,090,761	87
Health Care	1,368,633,696	340,330,104	1,028,303,592	-
Industrials	1,655,994,697	1,011,287,541	644,707,156	-
Information Technology	583,353,096	186,573,732	396,779,364	-
Materials	1,042,601,016	562,237,723	480,363,293	-
Telecommunication Services	643,961,719	181,344,976	462,616,743	-
Utilities	469,275,657	371,963,756	97,311,901	-
Government Obligations	16,997,994	-	16,997,994	-
Money Market Funds	455,498,585	455,498,585	-	-
Total Investments in Securities:	$ 13,296,812,116	$ 6,833,087,089	$ 6,463,724,940	$ 87
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,595,164	$ -	$ 1,595,164	$ -
Futures Contracts	4,208,848	4,208,848	-	-
Total Assets	$ 5,804,012	$ 4,208,848	$ 1,595,164	$ -
Liabilities
Forward Foreign Currency Contracts	$ (77,608)	$ -	$ (77,608)	$ -
Futures Contracts	(999,241)	(999,241)	-	-
Total Liabilities	$ (1,076,849)	$ (999,241)	$ (77,608)	$ -
Total Derivative Instruments:	$ 4,727,163	$ 3,209,607	$ 1,517,556	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,598,250,916
Level 2 to Level 1	$ 20,748,375
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 4,208,848	$ (999,241)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,595,164	(77,608)
Total Value of Derivatives	$ 5,804,012	$ (1,076,849)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $117,095,876) - See accompanying schedule: Unaffiliated issuers (cost $11,199,765,179)	$ 12,841,313,531
Fidelity Central Funds (cost $455,498,585)	455,498,585
Total Investments (cost $11,655,263,764)		$ 13,296,812,116
Segregated cash with brokers for derivative instruments		8,011,056
Foreign currency held at value (cost $3,282,396)		3,286,212
Receivable for investments sold		3,359,631
Unrealized appreciation on foreign currency contracts		1,595,164
Receivable for fund shares sold		15,479,819
Dividends receivable		61,148,588
Interest receivable		11,154
Distributions receivable from Fidelity Central Funds		137,776
Receivable for daily variation margin for derivative instruments		536,746
Receivable from investment adviser for expense reductions		351,306
Other receivables		12,019
Total assets		13,390,741,587

Liabilities
Payable for investments purchased	$ 150,552,330
Unrealized depreciation on foreign currency contracts	77,608
Payable for fund shares redeemed	26,120,008
Accrued management fee	631,941
Other affiliated payables	999,269
Collateral on securities loaned, at value	122,985,480
Total liabilities		301,366,636

Net Assets		$ 13,089,374,951
Net Assets consist of:
Paid in capital		$ 12,031,720,199
Undistributed net investment income		87,257,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(677,044,919)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,647,442,087
Net Assets		$ 13,089,374,951

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($2,640,164,719 ÷ 64,092,642 shares)	$ 41.19

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,201,814,409 ÷ 174,814,347 shares)	$ 41.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,595,562,184 ÷ 38,725,858 shares)	$ 41.20

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,651,833,639 ÷ 40,093,065 shares)	$ 41.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 364,989,949
Special dividends		80,204,752
Interest		28,840
Income from Fidelity Central Funds (including $2,827,474 from security lending)		3,010,972
Income before foreign taxes withheld		448,234,513
Less foreign taxes withheld		(23,361,082)
Total income		424,873,431

Expenses
Management fee	$ 6,848,368
Transfer agent fees	10,860,499
Independent trustees' compensation	54,915
Interest	1,184
Miscellaneous	21,554
Total expenses before reductions	17,786,520
Expense reductions	(3,698,864)	14,087,656
Net investment income (loss)		410,785,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,829,350)
Foreign currency transactions	(13,161,732)
Futures contracts	31,776,987
Total net realized gain (loss)		(14,214,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,660,685,904
Assets and liabilities in foreign currencies	12,944,663
Futures contracts	1,009,614
Total change in net unrealized appreciation (depreciation)		1,674,640,181
Net gain (loss)		1,660,426,086
Net increase (decrease) in net assets resulting from operations		$ 2,071,211,861

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,785,775	$ 283,086,353
Net realized gain (loss)	(14,214,095)	(79,042,694)
Change in net unrealized appreciation (depreciation)	1,674,640,181	690,009,936
Net increase (decrease) in net assets resulting from operations	2,071,211,861	894,053,595
Distributions to shareholders from net investment income	(295,551,780)	(263,200,177)
Distributions to shareholders from net realized gain	(11,664,541)	(10,605,696)
Total distributions	(307,216,321)	(273,805,873)
Share transactions - net increase (decrease)	1,293,577,160	690,478,893
Redemption fees	896,226	579,443
Total increase (decrease) in net assets	3,058,468,926	1,311,306,058

Net Assets
Beginning of period	10,030,906,025	8,719,599,967
End of period (including undistributed net investment income of $87,257,584 and undistributed net investment income of $9,035,338, respectively)	$ 13,089,374,951	$ 10,030,906,025

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) B	1.35 E	1.03	1.19	.94	.82
Net realized and unrealized gain (loss)	5.53	2.23	(4.28)	5.45	10.93
Total from investment operations	6.88	3.26	(3.09)	6.39	11.75
Distributions from net investment income	(.96)	(.97)	(1.12)	(.81)	(.74)
Distributions from net realized gain	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(1.00)	(1.01)	(1.14)	(.84)	(.86)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Total Return A	19.66%	10.01%	(7.92)%	20.34%	56.36%
Ratios to Average Net Assets C, F
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.11%	.10%	.10%
Expenses net of all reductions	.20%	.20%	.11%	.10%	.10%
Net investment income (loss)	3.52% E	3.16%	3.54%	2.84%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131
Portfolio turnover rate D	2%	1%	9%	1%	2%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) B	1.38 E	1.06	1.20	.96	.83
Net realized and unrealized gain (loss)	5.54	2.22	(4.28)	5.44	10.93
Total from investment operations	6.92	3.28	(3.08)	6.40	11.76
Distributions from net investment income	(.99)	(1.00)	(1.12)	(.82)	(.75)
Distributions from net realized gain	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(1.03)	(1.04)	(1.14)	(.85)	(.87)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Total Return A	19.79%	10.07%	(7.87)%	20.38%	56.40%
Ratios to Average Net Assets C, F
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.07%	.07%	.07%
Expenses net of all reductions	.12%	.12%	.07%	.07%	.07%
Net investment income (loss)	3.60% E	3.24%	3.57%	2.87%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395
Portfolio turnover rate D	2%	1%	9%	1%	2%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.40 G	1.07	.32
Net realized and unrealized gain (loss)	5.54	2.22	2.48
Total from investment operations	6.94	3.29	2.80
Distributions from net investment income	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	(.04)	(.04)	-
Total distributions	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	19.85%	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% M	.10% A, M
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	3.65% G	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rate F	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.41 G	1.08	.32
Net realized and unrealized gain (loss)	5.53	2.22	2.48
Total from investment operations	6.94	3.30	2.80
Distributions from net investment income	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	(.04)	(.04)	-
Total distributions	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	19.86%	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% M	.08% A, M
Expenses net of fee waivers, if any	.06%	.06%	.06% A
Expenses net of all reductions	.06%	.06%	.06% A
Net investment income (loss)	3.66% G	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rate F	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 12,362,212,608	$ 4,811,646,787	$ (763,957,523)	$ 4,047,689,264
Spartan International Index	11,728,086,520	3,118,649,486	(1,549,923,890)	1,568,725,596

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 79,696,068	$ 140,813,422	$ -	$ 4,047,689,264
Spartan International Index	88,793,896	-	(591,421,265)	1,572,472,329

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	$ -	$ (273,085,580)	$ (273,085,580)	$ (591,421,265)

Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Spartan International Index	$ (10,653,905)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 164,440,567	$ 210,951,340	$ 375,391,907
Spartan International Index	307,216,321	-	307,216,321
February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 123,000,708	$ 200,713,554	$ 323,714,262
Spartan International Index	273,805,873	-	273,805,873

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to ..75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 29,980,279	$ 3,578,730
Totals (a)	$ 29,980,279	$ 3,578,730
Spartan International Index
Equity Risk
Futures Contracts	$ 31,776,987	$ 1,009,614
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,555,091)	10,552,889
Totals (a)	$ 20,221,896	$ 11,562,503

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	4,550,928,346	1,472,651,780
Spartan International Index	1,561,385,444	201,077,200

Spartan International Index delivered securities in-kind through redemptions totaling $36,573,220. Realized gain (loss) of $18,270,945 on securities delivered in-kind through redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 553,811
Fidelity Advantage Class	961,911
Fidelity Advantage Institutional Class	3,176
$ 1,518,898
Spartan International Index
Investor Class	$ 3,402,037
Fidelity Advantage Class	6,743,178
Institutional Class	502,635
Fidelity Advantage Institutional Class	212,649
$ 10,860,499

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	Borrower	$ 19,347,857.31%		$ 1,184

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 19,487
Spartan International Index	21,554

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 4,062
Spartan International Index
Fidelity Advantage Class	.12%	3,106,055
Institutional Class	.07%	366,676
Fidelity Advantage Institutional Class	.06%	220,515

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 5,701
Spartan International Index	5,544

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 1,232
Spartan International Index	74

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
Spartan Extended Market Index
From net investment income
Investor Class	$ 16,621,797	$ 34,726,754
Fidelity Advantage Class	112,997,472	88,271,798
Fidelity Advantage Institutional Class	835,637	2,156
Total	$ 130,454,906	$ 123,000,708
From net realized gain
Investor Class	$ 31,841,694	$ 59,938,933
Fidelity Advantage Class	211,703,785	140,771,137
Fidelity Advantage Institutional Class	1,391,522	3,484
Total	$ 244,937,001	$ 200,713,554
Spartan International Index
From net investment income
Investor Class	$ 58,011,983	$ 87,597,672
Fidelity Advantage Class	160,441,037	109,365,106
Institutional Class	37,902,014	34,315,538
Fidelity Advantage Institutional Class	39,196,746	31,921,861
Total	$ 295,551,780	$ 263,200,177
From net realized gain
Investor Class	$ 2,366,597	$ 3,612,275
Fidelity Advantage Class	6,326,343	4,386,091
Institutional Class	1,463,888	1,352,974
Fidelity Advantage Institutional Class	1,507,713	1,254,356
Total	$ 11,664,541	$ 10,605,696

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Spartan Extended Market Index
Investor Class
Shares sold	19,932,366	13,321,094	$ 967,050,540	$ 530,659,536
Reinvestment of distributions	950,199	2,332,565	47,450,450	90,866,565
Shares redeemed	(10,812,918)	(58,837,328)	(534,857,352)	(2,389,706,038)
Net increase (decrease)	10,069,647	(43,183,669)	$ 479,643,638	$ (1,768,179,937)
Fidelity Advantage Class
Shares sold	84,733,601	89,341,752	$ 4,185,536,521	$ 3,625,244,734
Reinvestment of distributions	6,264,021	5,670,305	312,421,897	220,926,287
Shares redeemed	(35,284,757)	(27,226,963)	(1,747,457,820)	(1,083,879,441)
Net increase (decrease)	55,712,865	67,785,094	$ 2,750,500,598	$ 2,762,291,580
Fidelity Advantage Institutional Class
Shares sold	1,794,400	2,138	$ 94,062,308	$ 88,301
Reinvestment of distributions	43,657	145	2,227,159	5,640
Shares redeemed	(111,385)	-	(5,860,887)	-
Net increase (decrease)	1,726,672	2,283	$ 90,428,580	$ 93,941
Spartan International Index
Investor Class
Shares sold	20,112,329	22,480,598	$ 772,478,855	$ 738,516,301
Reinvestment of distributions	1,523,594	2,603,169	58,871,715	87,570,598
Shares redeemed	(22,200,847)	(63,993,981)	(857,809,530)	(2,162,502,955)
Net increase (decrease)	(564,924)	(38,910,214)	$ (26,458,960)	$ (1,336,416,056)
Fidelity Advantage Class
Shares sold	53,596,060	75,323,150	$ 2,066,510,885	$ 2,547,792,654
Reinvestment of distributions	3,892,047	3,011,886	150,388,696	101,319,852
Shares redeemed	(33,423,301)	(32,726,415)	(1,274,395,424)	(1,057,404,449)
Net increase (decrease)	24,064,806	45,608,621	$ 942,504,157	$ 1,591,708,057
Institutional Class
Shares sold	12,102,316	16,830,227	$ 463,354,188	$ 541,022,171
Reinvestment of distributions	1,018,728	1,060,233	39,363,642	35,666,241
Shares redeemed	(10,345,415)	(7,965,479)A	(398,770,131)	(261,596,672)A
Net increase (decrease)	2,775,629	9,924,981	$ 103,947,699	$ 315,091,740
Fidelity Advantage Institutional Class
Shares sold	14,681,068	8,644,925	$ 551,158,148	$ 280,664,871
Reinvestment of distributions	1,053,409	986,213	40,703,723	33,176,217
Shares redeemed	(8,369,672)	(5,875,458)	(318,277,607)	(193,745,936)
Net increase (decrease)	7,364,805	3,755,680	$ 273,584,264	$ 120,095,152

A Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2014, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 172 funds. Mr. Curvey oversees 395 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To Request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Institutional Class	4/14/14	4/11/14	$0.15049	-
Fidelity Advantage Institutional Class	4/14/14	4/11/14	$0.15124	-
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	4/14/14	4/11/14	$0.11689	$0.725
Spartan International Index Fund
Institutional Class	4/14/14	4/11/14	$0.28169	-
Fidelity Advantage Institutional Class	4/14/14	4/11/14	$0.28282	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$309,303,411

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2013	December 2013
Spartan Total Market Index Fund
Institutional Class	96%	94%
Fidelity Advantage Institutional Class	95%	94%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	21%	47%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2013	December 2013
Spartan Total Market Index Fund
Institutional Class	98%	98%
Fidelity Advantage Institutional Class	98%	98%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	22%	51%
Spartan International Index Fund
Institutional Class	-	86%
Fidelity Advantage Institutional Class	-	86%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Institutional Class	12/16/13	$0.4960	$0.0612
Fidelity Advantage Institutional Class	12/16/13	$0.4978	$0.0612

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Mail Graphic)
(FidelityLogo)

P.O. Box 673023
Dallas, TX 75267-3023

SIF-I-UANNPRO-0414
1.938970.102

Spartan® Total Market Index

Fund
Class F

Annual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Past 10 years
Class F A	26.69%	23.91%	7.81%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 29, 2004. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Stocks overcame fears of higher interest rates - not to mention their worst January in four years - to finish sharply higher for the 12 months ending February 28, 2014. The broad S&P 500® Index and the blue-chip Dow Jones Industrial AverageSM gained 25.37% and 19.01%, respectively, amid generally favorable earnings reports and accommodative monetary policies worldwide. Performance generally increased along the risk spectrum, with smaller-cap and growth strategies leading the way. An ebullient market helped the growth-oriented Nasdaq Composite Index® to a 38.10% period gain, for example. On the other hand, both cyclical and defensive stocks had representation in the top-performing industry sectors: returns were highest in health care and consumer discretionary; lowest in utilities and telecommunication services. From a macroeconomic perspective, data still points to slow but steady improvement in the U.S., and Europe's recession may well be over. Reports from China have disappointed, but continue to suggest a relatively soft landing there. Mixed signals from the U.S. Federal Reserve as to when it might curtail its stimulative bond buying kept markets in flux during the spring and summer. Stocks regained momentum in October despite a federal budget impasse and brief government shutdown, and lower volatility prevailed through year-end. Shedding new-year concerns about China's economy, an emerging-markets sell-off and confirmation (at last) of Fed tapering - alongside confirmation of a presumably dovish Janet Yellen as new Fed chair - February saw stocks back in record territory, bearing down on the five-year anniversary of the market's bottom.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Class F shares gained 26.69%, in line with the 26.73% advance of the Dow Jones U.S. Total Stock Market IndexSM. In a strong market environment, all 10 sectors in the index gained ground, and all but one - telecommunication services - were up by double digits. On an individual basis, fund's top three contributors were all technology stocks and household names, as well as among the four largest stocks in the index. Internet search leader Google saw its shares rise 14% in a single day in October, thanks to better-than-expected earnings. Consumer products and computer manufacturer Apple also added value, as did software maker Microsoft, whose shares were up 42% as the company continued to generate strong financial results relative to Wall Street's expectations. Elsewhere, various health care stocks made a strong contribution, including biotechnology company Gilead Sciences, up 94%. In financials, two large banks, Wells Fargo and Bank of America, were notable contributors, gaining 36% and 48%, respectively, as the entire industry continued to bounce back from the financial crisis of 2008. On the negative side, IBM stood out, as the diversified technology company and major index component lost modest ground amid declining revenues. Tobacco company Philip Morris International struggled in an environment of slowing worldwide demand for cigarettes, while wireless communications service provider AT&T faced an increasingly competitive environment that threatened to cut into the company's revenues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,157.70	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,158.00	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,158.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,158.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,158.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	2.5
Exxon Mobil Corp.	2.0	2.1
Google, Inc. Class A	1.6	1.3
Microsoft Corp.	1.4	1.4
Johnson & Johnson	1.2	1.3
General Electric Co.	1.2	1.3
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.3
Procter & Gamble Co.	1.0	1.2
JPMorgan Chase & Co.	1.0	1.0
	13.8
Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.3
Financials	16.9	17.2
Health Care	13.1	12.4
Consumer Discretionary	13.0	12.9
Industrials	11.4	11.0
Energy	9.1	9.7
Consumer Staples	8.1	8.8
Materials	3.8	3.7
Utilities	3.0	3.2
Telecommunication Services	2.3	2.2

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	92,033	$ 2,740,743
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	1,131,578
Autoliv, Inc.	118,893	11,454,152
BorgWarner, Inc.	243,952	14,990,850
Cooper Tire & Rubber Co.	62,365	1,554,759
Dana Holding Corp. (d)	143,074	3,101,844
Delphi Automotive PLC	315,399	20,996,111
Dorman Products, Inc. (a)(d)	32,717	1,885,154
Drew Industries, Inc.	24,362	1,199,585
Federal-Mogul Corp. Class A (a)	65,766	1,239,031
Fox Factory Holding Corp.	10,471	174,866
Fuel Systems Solutions, Inc. (a)	20,668	265,584
Gentex Corp. (d)	174,142	5,462,835
Gentherm, Inc. (a)(d)	38,502	1,088,837
Johnson Controls, Inc.	761,885	37,637,119
Lear Corp.	91,325	7,415,590
Modine Manufacturing Co. (a)	42,412	627,273
Motorcar Parts of America, Inc. (a)	17,588	433,192
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,722	101,161
Remy International, Inc.	14,427	321,578
Spartan Motors, Inc.	44,931	254,759
Standard Motor Products, Inc.	17,952	631,013
Stoneridge, Inc. (a)	33,804	372,182
Strattec Security Corp.	672	46,852
Superior Industries International, Inc.	32,436	592,930
Tenneco, Inc. (a)	64,500	3,885,480
The Goodyear Tire & Rubber Co.	279,104	7,499,524
Tower International, Inc. (a)	19,656	504,766
TRW Automotive Holdings Corp. (a)(d)	137,074	11,283,932
UQM Technologies, Inc. (a)(d)	38,648	66,861
Visteon Corp. (a)	54,951	4,584,562
		143,544,703
Automobiles - 0.7%
Ford Motor Co.	4,410,723	67,881,027
General Motors Co.	1,463,920	52,993,904
Harley-Davidson, Inc.	252,087	16,652,867
Tesla Motors, Inc. (a)(d)	92,060	22,537,209
Thor Industries, Inc. (d)	46,074	2,580,605
Winnebago Industries, Inc. (a)	39,123	1,043,019
		163,688,631
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	872,556
Genuine Parts Co.	171,602	15,116,420
LKQ Corp. (a)	344,122	9,597,563
Pool Corp. (d)	48,205	2,818,064
VOXX International Corp. (a)	18,073	234,949
Weyco Group, Inc.	1,992	52,549
		28,692,101

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 601,255
Apollo Ed Group, Inc. Class A (non-vtg.) (a)(d)	111,836	3,727,494
Ascent Capital Group, Inc. (a)(d)	16,905	1,241,334
Bridgepoint Education, Inc. (a)	9,049	174,555
Bright Horizons Family Solutions, Inc. (a)	22,321	881,010
Capella Education Co. (d)	13,812	918,222
Career Education Corp. (a)	44,821	331,227
Carriage Services, Inc.	15,957	326,002
Collectors Universe, Inc. (d)	4,772	85,896
Corinthian Colleges, Inc. (a)(d)	84,173	131,310
DeVry, Inc.	60,163	2,527,448
Education Management Corp. (a)(d)	26,671	158,426
Graham Holdings Co.	4,705	3,381,484
Grand Canyon Education, Inc. (a)(d)	52,030	2,466,222
H&R Block, Inc.	306,192	9,687,915
Hillenbrand, Inc.	60,464	1,806,664
Houghton Mifflin Harcourt Co.	90,368	1,836,278
ITT Educational Services, Inc. (a)(d)	22,063	684,615
K12, Inc. (a)	35,687	807,597
Learning Tree International, Inc. (a)	3,285	10,413
LifeLock, Inc. (a)(d)	108,404	2,158,324
Lincoln Educational Services Corp.	15,671	70,520
Matthews International Corp. Class A (d)	31,601	1,296,589
National American University Holdings, Inc.	5,378	20,221
Regis Corp. (d)	37,626	529,022
Service Corp. International	236,136	4,413,382
Sotheby's Class A (Ltd. vtg.)	74,799	3,516,301
Steiner Leisure Ltd. (a)	10,649	470,899
Strayer Education, Inc. (a)(d)	14,558	695,436
Universal Technical Institute, Inc.	29,419	398,039
Weight Watchers International, Inc. (d)	23,857	507,200
		45,861,300
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	24,177	95,499
Bally Technologies, Inc. (a)(d)	46,562	3,154,576
Biglari Holdings, Inc. (d)	1,404	630,382
BJ's Restaurants, Inc. (a)(d)	35,904	994,541
Bloomin' Brands, Inc. (a)	77,659	1,952,347
Bob Evans Farms, Inc.	27,901	1,443,598
Boyd Gaming Corp. (a)	82,652	960,416
Bravo Brio Restaurant Group, Inc. (a)	12,451	192,866
Brinker International, Inc.	84,914	4,670,270
Buffalo Wild Wings, Inc. (a)(d)	20,168	2,924,360
Burger King Worldwide, Inc.	82,686	2,197,794
Caesars Entertainment Corp. (a)	37,816	981,703
Carnival Corp. unit	487,062	19,316,879
Carrols Restaurant Group, Inc. (a)	6,381	45,305
Chipotle Mexican Grill, Inc. (a)(d)	34,438	19,464,702
Choice Hotels International, Inc. (d)	44,031	2,150,034
Churchill Downs, Inc.	15,167	1,410,531
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chuys Holdings, Inc. (a)(d)	13,590	$ 541,018
ClubCorp Holdings, Inc.	20,697	360,542
Cosi, Inc. (a)(d)	11,735	15,490
Cracker Barrel Old Country Store, Inc.	24,866	2,472,924
Darden Restaurants, Inc.	141,692	7,234,794
Del Frisco's Restaurant Group, Inc. (a)	28,720	747,869
Denny's Corp. (a)	71,197	484,140
Diamond Resorts International, Inc.	18,779	341,590
DineEquity, Inc.	19,807	1,658,836
Domino's Pizza, Inc.	66,862	5,286,110
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	2,337
Dover Motorsports, Inc.	9,993	22,584
Dunkin' Brands Group, Inc.	121,165	6,260,596
Einstein Noah Restaurant Group, Inc.	3,797	56,651
Empire Resorts, Inc. (a)(d)	5,314	41,024
Entertainment Gaming Asia, Inc. (a)	8,246	9,318
Extended Stay America, Inc. unit	49,140	1,252,087
Famous Dave's of America, Inc. (a)	2,311	56,573
Fiesta Restaurant Group, Inc. (a)	33,170	1,666,129
Frisch's Restaurants, Inc.	500	11,910
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,877,679
Ignite Restaurant Group, Inc. (a)(d)	4,841	59,254
International Game Technology	268,403	4,050,201
International Speedway Corp. Class A (d)	27,626	931,825
Interval Leisure Group, Inc.	46,155	1,254,954
Isle of Capri Casinos, Inc. (a)	20,657	185,913
Jack in the Box, Inc. (a)	42,139	2,420,886
Jamba, Inc. (a)(d)	19,136	241,688
Kona Grill, Inc. (a)	4,029	77,760
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,558,194
Lakes Entertainment, Inc. (a)	2,872	14,504
Las Vegas Sands Corp.	430,440	36,695,010
Life Time Fitness, Inc. (a)(d)	38,055	1,796,196
Luby's, Inc. (a)	14,614	92,799
Marcus Corp.	22,859	322,540
Marriott International, Inc. Class A	251,677	13,648,444
Marriott Vacations Worldwide Corp. (a)	31,069	1,629,258
McDonald's Corp.	1,103,535	105,001,355
MGM Mirage, Inc. (a)(d)	371,095	10,223,667
Monarch Casino & Resort, Inc. (a)	4,802	90,518
Morgans Hotel Group Co. (a)	27,678	221,424
MTR Gaming Group, Inc. (a)	11,304	59,798
Multimedia Games Holding Co., Inc. (a)	28,049	926,318
Noodles & Co. (d)	16,951	674,819
Norwegian Cruise Line Holdings Ltd. (a)	107,864	3,696,499
Orient Express Hotels Ltd. Class A (a)	110,162	1,696,495
Panera Bread Co. Class A (a)(d)	29,209	5,296,176
Papa John's International, Inc.	38,520	1,960,668
Penn National Gaming, Inc. (a)	66,856	859,100
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,504,705

	Shares	Value
Pizza Inn Holdings, Inc. (a)	9,079	$ 57,924
Popeyes Louisiana Kitchen, Inc. (a)	24,822	994,369
Potbelly Corp. (d)	17,598	376,773
Premier Exhibitions, Inc. (a)	7,733	6,805
Red Lion Hotels Corp. (a)	3,129	18,680
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,647,362
Rick's Cabaret International, Inc. (a)(d)	5,726	65,105
Royal Caribbean Cruises Ltd. (d)	178,138	9,428,844
Ruby Tuesday, Inc. (a)(d)	44,363	271,945
Ruth's Hospitality Group, Inc.	33,916	419,202
Scientific Games Corp. Class A (a)	45,645	611,643
SeaWorld Entertainment, Inc.	59,356	2,026,414
Six Flags Entertainment Corp.	100,414	4,096,891
Sonic Corp. (a)	98,965	2,016,907
Speedway Motorsports, Inc.	7,569	150,018
Starbucks Corp.	841,635	59,722,420
Starwood Hotels & Resorts Worldwide, Inc.	213,692	17,621,042
Texas Roadhouse, Inc. Class A	57,171	1,512,173
The Cheesecake Factory, Inc. (d)	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	119,012
Vail Resorts, Inc.	38,833	2,730,737
Wendy's Co.	318,091	3,047,312
Wyndham Worldwide Corp.	137,748	10,039,074
Wynn Resorts Ltd.	89,427	21,685,153
Yum! Brands, Inc.	502,140	37,198,531
		470,835,722
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,947	29,166
Beazer Homes U.S.A., Inc. (a)(d)	23,951	555,424
Blyth, Inc. (d)	16,038	156,852
Cavco Industries, Inc. (a)(d)	9,813	769,830
Cobra Electronics Corp. (a)	1,032	3,498
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	18,434
CSS Industries, Inc.	16,118	435,186
D.R. Horton, Inc. (d)	306,554	7,528,966
Dixie Group, Inc. (a)	6,244	93,660
Emerson Radio Corp. (a)	23,724	51,007
Ethan Allen Interiors, Inc. (d)	25,611	643,604
Flexsteel Industries, Inc.	2,547	94,621
Garmin Ltd. (d)	139,580	7,489,863
Harman International Industries, Inc.	77,256	8,091,021
Helen of Troy Ltd. (a)	38,566	2,518,745
Hooker Furniture Corp.	13,495	203,775
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,075,379
iRobot Corp. (a)(d)	34,979	1,466,320
Jarden Corp. (a)	133,580	8,211,163
KB Home (d)	76,789	1,566,496
Kid Brands, Inc. (a)	16,651	11,323
Koss Corp.	2,669	12,304
La-Z-Boy, Inc.	54,902	1,402,197
Leggett & Platt, Inc. (d)	173,875	5,572,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	188,180	$ 8,257,338
Libbey, Inc. (a)	16,641	387,569
Lifetime Brands, Inc.	2,385	39,925
M.D.C. Holdings, Inc. (d)	36,801	1,147,823
M/I Homes, Inc. (a)(d)	24,871	619,288
Meritage Homes Corp. (a)	46,552	2,244,272
Mohawk Industries, Inc. (a)	71,448	10,112,035
NACCO Industries, Inc. Class A	6,219	364,620
Newell Rubbermaid, Inc.	312,041	10,019,637
NVR, Inc. (a)	5,106	6,086,352
Parametric Sound Corp. (a)(d)	6,672	99,012
PulteGroup, Inc.	383,741	8,054,724
Ryland Group, Inc.	46,168	2,150,967
Skullcandy, Inc. (a)	12,653	106,412
Skyline Corp. (a)	21,741	125,011
Standard Pacific Corp. (a)(d)	138,811	1,264,568
Stanley Furniture Co., Inc. (a)	5,699	17,211
Taylor Morrison Home Corp.	26,856	674,623
Tempur Sealy International, Inc. (a)	69,336	3,596,458
Toll Brothers, Inc. (a)(d)	153,983	6,006,877
TRI Pointe Homes, Inc. (d)	13,100	238,682
Tupperware Brands Corp.	56,734	4,459,292
UCP, Inc.	9,479	150,716
Universal Electronics, Inc. (a)	14,332	598,934
WCI Communities, Inc.	8,622	173,992
Whirlpool Corp.	87,714	12,686,076
William Lyon Homes, Inc. (a)	5,678	175,621
Zagg, Inc. (a)(d)	21,268	92,090
		127,951,653
Internet & Catalog Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	166,058
Amazon.com, Inc. (a)	416,019	150,640,480
Blue Nile, Inc. (a)(d)	11,337	398,949
dELiA*s, Inc. (a)(d)	2,977	3,215
Expedia, Inc.	112,037	8,798,266
FTD Companies, Inc. (a)(d)	14,396	447,140
Gaiam, Inc. Class A (a)	12,609	81,202
Geeknet, Inc. (a)	2,810	40,914
Groupon, Inc. Class A (a)(d)	426,564	3,544,747
HomeAway, Inc. (a)(d)	82,532	3,785,743
HSN, Inc.	37,772	2,166,224
Liberty Interactive Corp.:
(Venture Group) Series A (a)	40,463	5,766,382
Series A (a)	531,914	15,531,889
Netflix, Inc. (a)	66,145	29,476,196
NutriSystem, Inc.	26,922	396,292
Orbitz Worldwide, Inc. (a)	31,286	302,223
Overstock.com, Inc. (a)(d)	14,467	284,566
PetMed Express, Inc. (d)	32,292	445,630
priceline.com, Inc. (a)	57,502	77,560,998
RetailMeNot, Inc.	11,243	469,620

	Shares	Value
Shutterfly, Inc. (a)(d)	48,378	$ 2,639,504
TripAdvisor, Inc. (a)	123,509	12,380,542
U.S. Auto Parts Network, Inc. (a)	5,048	10,399
ValueVision Media, Inc. Class A (a)	41,726	233,248
Vitacost.com, Inc. (a)(d)	15,384	114,611
zulily, Inc. (d)	24,900	1,702,911
		317,387,949
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	876,377
Black Diamond, Inc. (a)(d)	20,004	211,642
Brunswick Corp.	91,271	4,088,028
Callaway Golf Co.	77,147	649,578
Hasbro, Inc.	122,518	6,758,093
JAKKS Pacific, Inc. (d)	19,661	140,773
Johnson Outdoors, Inc. Class A	3,505	77,320
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	623,386
Marine Products Corp.	11,741	99,916
Mattel, Inc.	388,136	14,481,354
Nautilus, Inc. (a)	31,083	260,786
Polaris Industries, Inc.	67,562	9,055,335
Smith & Wesson Holding Corp. (a)(d)	80,794	929,131
Sturm, Ruger & Co., Inc. (d)	24,417	1,556,340
Summer Infant, Inc. (a)	32,605	60,319
		39,868,378
Media - 3.5%
A.H. Belo Corp. Class A	22,177	244,834
AMC Networks, Inc. Class A (a)(d)	63,313	4,813,054
Ballantyne of Omaha, Inc. (a)	17,964	83,173
Cablevision Systems Corp. - NY Group Class A (d)	252,827	4,449,755
Carmike Cinemas, Inc. (a)	21,753	647,152
CBS Corp. Class B	612,367	41,077,578
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	268,895
Charter Communications, Inc. Class A (a)(d)	75,058	9,515,103
Cinemark Holdings, Inc.	124,821	3,672,234
Clear Channel Outdoor Holding, Inc. Class A	41,131	413,367
Comcast Corp. Class A	2,920,366	150,953,719
Crown Media Holdings, Inc. Class A (a)(d)	24,979	83,680
Cumulus Media, Inc. Class A (a)	122,704	804,938
Digital Cinema Destinations Co. (a)	1,935	10,836
DIRECTV (a)	546,908	42,440,061
Discovery Communications, Inc. Class A (a)(d)	266,951	22,242,357
DISH Network Corp. Class A (a)	230,721	13,575,624
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	2,474,424
E.W. Scripps Co. Class A (a)	24,274	476,256
Emmis Communications Corp. Class A (a)	7,973	25,035
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)(d)	21,235	$ 210,014
Entravision Communication Corp. Class A	63,982	424,201
FAB Universal Corp. (a)(d)	3,212	9,861
Gannett Co., Inc.	257,425	7,658,394
Gray Television, Inc. (a)	54,130	636,028
Harte-Hanks, Inc.	45,482	363,401
Hemisphere Media Group, Inc. (a)(d)	2,493	27,772
Insignia Systems, Inc. (a)	5,038	15,719
Interpublic Group of Companies, Inc.	525,417	9,310,389
John Wiley & Sons, Inc. Class A (d)	54,942	3,188,284
Journal Communications, Inc. Class A (a)	23,068	211,534
Lamar Advertising Co. Class A (a)	69,336	3,717,103
Liberty Global PLC Class A (a)	419,364	36,295,954
Liberty Media Corp. Class A (a)	117,554	16,123,707
Live Nation Entertainment, Inc. (a)	175,329	3,978,215
Loral Space & Communications Ltd. (a)	15,593	1,232,159
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	206,481
Media General, Inc. Class A (a)(d)	21,745	412,503
Meredith Corp.	34,788	1,628,078
Morningstar, Inc.	26,885	2,249,199
National CineMedia, Inc.	63,847	980,690
News Corp. Class A (a)	570,404	10,455,505
Nexstar Broadcasting Group, Inc. Class A (d)	29,134	1,243,439
Omnicom Group, Inc.	286,890	21,711,835
Radio One, Inc. Class D (non-vtg.) (a)	32,336	160,710
ReachLocal, Inc. (a)(d)	5,194	54,953
Regal Entertainment Group Class A (d)	109,971	2,023,466
Rentrak Corp. (a)	11,595	743,355
RLJ Entertainment, Inc. (a)	17,180	75,592
Saga Communications, Inc. Class A	268	13,108
Salem Communications Corp. Class A	1,732	15,744
Scholastic Corp. (d)	25,364	894,842
Scripps Networks Interactive, Inc. Class A	122,180	9,925,903
SFX Entertainment, Inc. (d)	45,804	393,456
Sinclair Broadcast Group, Inc. Class A	75,746	2,243,597
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,531,458
Sizmek, Inc. (a)	26,444	327,641
Spanish Broadcasting System, Inc. Class A (a)	698	3,015
Starz - Liberty Capital Series A (a)	120,965	3,868,461
The Madison Square Garden Co. Class A (a)	76,074	4,336,979
The McClatchy Co. Class A (a)(d)	60,729	322,471
The New York Times Co. Class A (d)	162,888	2,674,621
The Walt Disney Co.	1,835,422	148,320,452
Time Warner Cable, Inc.	315,166	44,233,548
Time Warner, Inc.	1,015,248	68,153,598
Twenty-First Century Fox, Inc. Class A	2,209,366	74,102,136

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	455,180	$ 39,932,941
World Wrestling Entertainment, Inc. Class A	44,310	1,015,585
		836,930,172
Multiline Retail - 0.6%
Big Lots, Inc. (a)(d)	72,215	2,133,953
Burlington Stores, Inc.	29,361	800,087
Dillard's, Inc. Class A	32,687	3,026,162
Dollar General Corp. (a)	325,481	19,496,312
Dollar Tree, Inc. (a)	232,809	12,750,949
Family Dollar Stores, Inc.	100,910	6,609,605
Fred's, Inc. Class A	41,012	817,369
Gordmans Stores, Inc.	10,233	64,980
J.C. Penney Co., Inc. (a)(d)	341,476	2,485,945
Kohl's Corp. (d)	228,989	12,866,892
Macy's, Inc.	412,775	23,883,162
Nordstrom, Inc. (d)	167,016	10,268,144
Sears Holdings Corp. (a)(d)	47,917	2,144,286
Target Corp.	708,070	44,282,698
The Bon-Ton Stores, Inc. (d)	19,775	214,757
Tuesday Morning Corp. (a)	41,198	644,337
		142,489,638
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,988,124
Abercrombie & Fitch Co. Class A	83,791	3,320,637
Advance Auto Parts, Inc.	81,101	10,329,023
Aeropostale, Inc. (a)(d)	70,783	519,547
America's Car Mart, Inc. (a)(d)	10,422	377,693
American Eagle Outfitters, Inc.	183,756	2,669,975
ANN, Inc. (a)	46,918	1,672,627
Asbury Automotive Group, Inc. (a)	30,567	1,554,026
Ascena Retail Group, Inc. (a)	155,242	2,839,376
AutoNation, Inc. (a)(d)	67,092	3,531,723
AutoZone, Inc. (a)(d)	38,173	20,553,870
Barnes & Noble, Inc. (a)(d)	41,457	794,316
bebe stores, Inc.	66,951	406,393
Bed Bath & Beyond, Inc. (a)(d)	238,027	16,142,991
Best Buy Co., Inc. (d)	298,597	7,951,638
Big 5 Sporting Goods Corp.	16,237	246,478
Body Central Corp. (a)(d)	23,522	73,389
Books-A-Million, Inc. (a)	4,414	9,932
Brown Shoe Co., Inc.	39,452	969,730
Build-A-Bear Workshop, Inc. (a)	4,049	31,339
Cabela's, Inc. Class A (a)(d)	48,135	3,192,313
Cache, Inc. (a)	2,880	15,264
CarMax, Inc. (a)(d)	255,540	12,375,802
Chico's FAS, Inc.	157,246	2,599,276
Christopher & Banks Corp. (a)	22,706	151,222
Citi Trends, Inc. (a)	14,433	236,701
Coldwater Creek, Inc. (a)(d)	13,235	10,363
Conn's, Inc. (a)(d)	26,557	950,741
CST Brands, Inc. (d)	80,048	2,603,961
Destination Maternity Corp.	9,860	278,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)	42,389	$ 241,617
Dick's Sporting Goods, Inc.	112,695	6,048,341
DSW, Inc. Class A	85,923	3,306,317
Express, Inc. (a)(d)	106,219	1,942,746
Finish Line, Inc. Class A	46,538	1,257,457
Five Below, Inc. (a)(d)	50,515	1,946,848
Foot Locker, Inc.	173,316	7,229,010
Francesca's Holdings Corp. (a)(d)	45,454	889,535
GameStop Corp. Class A (d)	126,929	4,735,721
Gap, Inc.	291,066	12,734,138
Genesco, Inc. (a)(d)	32,141	2,386,469
GNC Holdings, Inc.	100,621	4,680,889
Group 1 Automotive, Inc.	20,341	1,357,965
Guess?, Inc. (d)	63,670	1,931,748
Haverty Furniture Companies, Inc.	22,550	657,333
hhgregg, Inc. (a)(d)	15,184	160,799
Hibbett Sports, Inc. (a)(d)	34,547	1,980,580
Home Depot, Inc.	1,576,595	129,328,088
Jos. A. Bank Clothiers, Inc. (a)(d)	27,787	1,725,017
Kirkland's, Inc. (a)	10,699	189,158
L Brands, Inc.	276,125	15,554,121
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,310,638
Lowe's Companies, Inc.	1,177,450	58,907,824
Lumber Liquidators Holdings, Inc. (a)(d)	28,798	3,089,449
MarineMax, Inc. (a)(d)	17,627	253,829
Mattress Firm Holding Corp. (a)(d)	21,081	918,921
Monro Muffler Brake, Inc.	39,787	2,374,090
Murphy U.S.A., Inc. (d)	44,959	1,823,537
New York & Co., Inc. (a)	19,427	86,062
O'Reilly Automotive, Inc. (a)	120,525	18,181,196
Office Depot, Inc. (a)	562,961	2,775,398
Outerwall, Inc. (a)(d)	30,388	2,149,343
Pacific Sunwear of California, Inc. (a)	60,120	171,943
Penske Automotive Group, Inc.	59,093	2,558,136
Perfumania Holdings, Inc. (a)	876	5,475
PetSmart, Inc. (d)	112,024	7,512,329
Pier 1 Imports, Inc.	103,847	1,964,785
RadioShack Corp. (a)(d)	135,907	364,231
Rent-A-Center, Inc. (d)	61,802	1,553,702
Restoration Hardware Holdings, Inc. (a)	26,612	1,802,165
Ross Stores, Inc.	237,822	17,313,442
Sally Beauty Holdings, Inc. (a)	173,033	4,966,047
Sears Hometown & Outlet Stores, Inc. (a)	10,000	231,600
Select Comfort Corp. (a)	68,724	1,241,155
Shoe Carnival, Inc.	12,148	313,904
Signet Jewelers Ltd.	91,119	8,706,420
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	775,930
Stage Stores, Inc.	33,300	659,340
Staples, Inc. (d)	763,388	10,374,443
Stein Mart, Inc.	28,029	380,914
Systemax, Inc. (a)	6,560	77,211

	Shares	Value
The Buckle, Inc. (d)	31,903	$ 1,447,439
The Cato Corp. Class A (sub. vtg.)	30,985	869,749
The Children's Place Retail Stores, Inc.	22,249	1,205,228
The Container Store Group, Inc. (d)	22,029	788,858
The Men's Wearhouse, Inc.	53,679	2,887,393
The Pep Boys - Manny, Moe & Jack (a)	83,764	1,054,589
Tiffany & Co., Inc.	125,464	11,699,518
Tile Shop Holdings, Inc. (a)(d)	33,873	522,322
Tilly's, Inc. (a)	6,806	81,400
TJX Companies, Inc.	803,532	49,385,077
Tractor Supply Co.	152,035	10,727,590
Trans World Entertainment Corp.	2,977	12,444
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	70,571	6,329,513
Urban Outfitters, Inc. (a)	117,805	4,410,619
Vitamin Shoppe, Inc. (a)	37,155	1,738,482
West Marine, Inc. (a)	3,285	40,997
Wet Seal, Inc. Class A (a)	66,930	127,167
Williams-Sonoma, Inc. (d)	104,808	6,104,018
Winmark Corp.	391	30,905
Zale Corp. (a)	43,224	939,258
Zumiez, Inc. (a)	17,893	425,138
		553,351,976
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	42,333	30,484
Carter's, Inc.	59,364	4,471,890
Cherokee, Inc.	20,319	288,936
Coach, Inc.	312,163	15,236,676
Columbia Sportswear Co.	17,213	1,430,228
Crocs, Inc. (a)	99,425	1,514,243
Culp, Inc.	7,038	135,693
Deckers Outdoor Corp. (a)(d)	36,096	2,683,738
Delta Apparel, Inc. (a)	1,905	30,842
Fossil Group, Inc. (a)	55,600	6,388,996
G-III Apparel Group Ltd. (a)	22,660	1,574,643
Hanesbrands, Inc.	122,600	8,984,128
Iconix Brand Group, Inc. (a)(d)	61,164	2,461,239
Joe's Jeans, Inc. (a)(d)	32,503	45,829
Kate Spade & Co. (a)	135,197	4,626,441
lululemon athletica, Inc. (a)(d)	116,534	5,862,826
Michael Kors Holdings Ltd. (a)	198,823	19,490,619
Movado Group, Inc.	22,005	866,337
NIKE, Inc. Class B	832,833	65,210,824
Oxford Industries, Inc. (d)	16,560	1,295,986
Perry Ellis International, Inc. (a)	7,954	110,958
PVH Corp.	91,345	11,548,748
Quiksilver, Inc. (a)(d)	190,833	1,488,497
R.G. Barry Corp.	3,640	67,413
Ralph Lauren Corp.	67,433	10,862,108
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	1,764,922
Steven Madden Ltd. (a)	61,062	2,225,710
Superior Uniform Group, Inc.	859	14,320
The Jones Group, Inc.	74,838	1,118,080
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tumi Holdings, Inc. (a)(d)	57,908	$ 1,283,241
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	88,501	10,013,888
Unifi, Inc. (a)	18,843	466,176
Vera Bradley, Inc. (a)(d)	20,509	543,489
VF Corp.	392,352	22,987,904
Vince Holding Corp.	20,302	548,154
Wolverine World Wide, Inc. (d)	127,356	3,357,104
		211,031,310
TOTAL CONSUMER DISCRETIONARY		3,081,633,533
CONSUMER STAPLES - 8.1%
Beverages - 1.7%
Beam, Inc.	184,801	15,331,091
Boston Beer Co., Inc. Class A (a)(d)	9,413	2,228,528
Brown-Forman Corp. Class B (non-vtg.)	196,483	16,465,275
Coca-Cola Bottling Co. Consolidated	4,325	327,143
Coca-Cola Enterprises, Inc.	270,815	12,749,970
Constellation Brands, Inc. Class A (sub. vtg.) (a)	191,384	15,507,846
Craft Brew Alliance, Inc. (a)	5,908	96,478
Dr. Pepper Snapple Group, Inc.	262,765	13,692,684
MGP Ingredients, Inc.	4,299	24,418
Molson Coors Brewing Co. Class B	177,848	10,107,102
Monster Beverage Corp. (a)	148,866	11,016,084
National Beverage Corp.	7,694	161,882
PepsiCo, Inc.	1,706,814	136,664,597
Primo Water Corp. (a)	8,907	28,859
REED'S, Inc. (a)	1,830	14,091
The Coca-Cola Co.	4,243,924	162,117,897
		396,533,945
Food & Staples Retailing - 1.9%
Andersons, Inc.	24,799	1,359,977
Casey's General Stores, Inc. (d)	41,971	2,874,594
Chefs' Warehouse Holdings (a)(d)	22,894	532,286
Costco Wholesale Corp.	492,638	57,540,118
Crumbs Bake Shop, Inc. (a)(d)	5,760	3,920
CVS Caremark Corp.	1,338,149	97,872,218
Fairway Group Holdings Corp. (d)	15,014	117,109
Fresh Market, Inc. (a)(d)	40,058	1,341,943
Ingles Markets, Inc. Class A	19,385	455,160
Kroger Co.	577,151	24,205,713
Liberator Medical Holdings, Inc. (d)	55,593	250,169
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	284,528
PriceSmart, Inc. (d)	20,999	2,136,228
Rite Aid Corp. (a)	1,003,941	6,615,971
Roundy's, Inc.	18,846	115,714
Safeway, Inc.	286,105	10,714,632

	Shares	Value
Spartan Stores, Inc.	38,681	$ 873,804
Sprouts Farmers Market LLC	59,567	2,324,304
SUPERVALU, Inc. (a)(d)	203,563	1,317,053
Susser Holdings Corp. (a)(d)	23,340	1,413,937
Sysco Corp.	659,822	23,766,788
The Pantry, Inc. (a)	24,320	366,746
United Natural Foods, Inc. (a)(d)	58,263	4,217,076
Village Super Market, Inc. Class A	3,352	91,878
Wal-Mart Stores, Inc.	1,819,358	135,906,043
Walgreen Co.	979,795	66,577,070
Weis Markets, Inc.	10,922	550,906
Whole Foods Market, Inc.	419,062	22,650,301
		466,476,186
Food Products - 1.6%
Alico, Inc.	172	6,529
Annie's, Inc. (a)(d)	13,936	522,321
Archer Daniels Midland Co.	727,236	29,525,782
B&G Foods, Inc. Class A (d)	63,705	1,908,602
Boulder Brands, Inc. (a)(d)	68,009	1,022,855
Bunge Ltd.	173,371	13,802,065
Cal-Maine Foods, Inc.	14,807	778,404
Calavo Growers, Inc.	8,788	273,658
Campbell Soup Co. (d)	196,834	8,524,881
Chiquita Brands International, Inc. (a)	44,016	481,535
Coffee Holding Co., Inc. (a)	3,401	20,848
ConAgra Foods, Inc.	467,264	13,270,298
Darling International, Inc. (a)	198,455	4,004,822
Dean Foods Co. (d)	86,659	1,281,687
Diamond Foods, Inc. (a)(d)	18,346	526,897
Farmer Brothers Co. (a)	3,100	65,348
Flowers Foods, Inc.	226,566	4,660,463
Fresh Del Monte Produce, Inc.	46,236	1,223,405
General Mills, Inc.	696,878	34,864,806
Green Mountain Coffee Roasters, Inc.	147,919	16,238,548
Hillshire Brands Co.	160,546	6,028,502
Hormel Foods Corp.	178,475	8,468,639
Ingredion, Inc.	84,243	5,546,559
J&J Snack Foods Corp.	16,924	1,571,901
John B. Sanfilippo & Son, Inc.	4,594	111,405
Kellogg Co.	293,046	17,784,962
Kraft Foods Group, Inc.	656,547	36,287,353
Lancaster Colony Corp.	21,006	1,894,741
Lifeway Foods, Inc. (d)	1,247	17,907
Limoneira Co. (d)	3,738	78,722
McCormick & Co., Inc. (non-vtg.) (d)	157,258	10,441,931
Mead Johnson Nutrition Co. Class A	221,324	18,048,972
Mondelez International, Inc.	1,965,952	66,901,347
Omega Protein Corp. (a)	32,056	348,449
Pilgrims Pride Corp. (a)	80,459	1,410,446
Pinnacle Foods, Inc.	59,152	1,675,185
Post Holdings, Inc. (a)(d)	36,785	2,101,159
Sanderson Farms, Inc. (d)	23,484	1,804,511
Seaboard Corp. (a)	366	927,821
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Corp. Class A (a)	7,029	$ 212,838
Snyders-Lance, Inc.	57,191	1,549,304
The Hain Celestial Group, Inc. (a)(d)	54,436	4,861,135
The Hershey Co.	166,455	17,614,268
The J.M. Smucker Co.	116,444	11,645,564
Tootsie Roll Industries, Inc. (d)	31,326	911,587
TreeHouse Foods, Inc. (a)(d)	37,174	2,649,019
Tyson Foods, Inc. Class A	316,718	12,494,525
WhiteWave Foods Co. (a)	197,524	5,589,929
		371,982,435
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	255,495
Church & Dwight Co., Inc. (d)	156,776	10,657,632
Clorox Co. (d)	141,939	12,388,436
Colgate-Palmolive Co.	983,245	61,777,283
Energizer Holdings, Inc.	78,749	7,665,428
Harbinger Group, Inc. (a)	38,325	434,989
Kimberly-Clark Corp.	427,756	47,202,875
Oil-Dri Corp. of America	644	21,381
Orchids Paper Products Co.	2,087	70,269
Procter & Gamble Co.	3,041,449	239,240,378
Spectrum Brands Holdings, Inc.	23,337	1,820,519
WD-40 Co.	17,410	1,269,363
		382,804,048
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,849,818
Coty, Inc. Class A (d)	75,823	1,125,972
Cyanotech Corp. (a)	2,300	13,915
Elizabeth Arden, Inc. (a)(d)	31,918	975,733
Estee Lauder Companies, Inc. Class A	291,289	20,052,335
Herbalife Ltd. (d)	102,302	6,813,313
Inter Parfums, Inc.	14,485	486,841
LifeVantage Corp. (a)	61,077	81,232
Mannatech, Inc. (a)	599	10,303
MediFast, Inc. (a)(d)	10,225	269,327
Nature's Sunshine Products, Inc.	2,859	43,199
Nu Skin Enterprises, Inc. Class A (d)	64,351	5,374,596
Nutraceutical International Corp. (a)	4,799	125,686
Revlon, Inc. (a)	13,966	329,737
Star Scientific, Inc. (a)(d)	176,304	156,893
The Female Health Co. (d)	11,731	81,061
USANA Health Sciences, Inc. (a)(d)	12,622	923,552
		44,713,513
Tobacco - 1.1%
Alliance One International, Inc. (a)	89,449	240,618
Altria Group, Inc.	2,227,481	80,768,461
Lorillard, Inc.	400,965	19,671,343
Philip Morris International, Inc.	1,800,078	145,644,311
Reynolds American, Inc.	362,408	18,421,199

	Shares	Value
Universal Corp. (d)	28,408	$ 1,637,721
Vector Group Ltd. (d)	60,093	1,173,616
		267,557,269
TOTAL CONSUMER STAPLES		1,930,067,396
ENERGY - 9.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	74,378	3,524,773
Baker Hughes, Inc.	492,144	31,142,872
Basic Energy Services, Inc. (a)(d)	48,473	1,156,081
Bolt Technology Corp.	7,172	144,229
Bristow Group, Inc.	42,605	3,306,148
C&J Energy Services, Inc. (a)(d)	59,040	1,526,184
Cal Dive International, Inc. (a)(d)	171,858	304,189
Cameron International Corp. (a)	265,398	17,001,396
Carbo Ceramics, Inc. (d)	21,033	2,609,144
Core Laboratories NV (d)	52,255	9,826,553
Dawson Geophysical Co.	7,871	225,898
Diamond Offshore Drilling, Inc. (d)	83,655	3,956,882
Dresser-Rand Group, Inc. (a)	77,752	4,224,266
Dril-Quip, Inc. (a)	43,391	4,667,136
ENGlobal Corp. (a)	5,637	9,132
Ensco PLC Class A	255,890	13,475,167
Era Group, Inc. (a)	20,388	575,961
Exterran Holdings, Inc.	75,471	3,092,047
FMC Technologies, Inc. (a)(d)	260,114	13,068,127
Forbes Energy Services Ltd. (a)	500	2,035
Forum Energy Technologies, Inc. (a)(d)	70,638	1,829,524
Frank's International NV	47,687	1,127,321
Geospace Technologies Corp. (a)(d)	13,736	1,054,513
Global Geophysical Services, Inc. (a)(d)	29,499	41,299
GreenHunter Energy, Inc. (a)(d)	12,193	12,925
Gulf Island Fabrication, Inc.	15,288	320,589
Gulfmark Offshore, Inc. Class A	20,706	982,293
Halliburton Co.	941,615	53,672,055
Helix Energy Solutions Group, Inc. (a)	125,576	2,968,617
Helmerich & Payne, Inc.	118,617	11,713,429
Hercules Offshore, Inc. (a)(d)	189,533	902,177
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,262,446
ION Geophysical Corp. (a)(d)	97,381	396,341
Key Energy Services, Inc. (a)	163,573	1,478,700
Matrix Service Co. (a)	25,723	832,654
McDermott International, Inc. (a)(d)	280,872	2,339,664
Mitcham Industries, Inc. (a)(d)	23,287	335,100
Nabors Industries Ltd.	317,540	7,309,771
National Oilwell Varco, Inc.	469,940	36,204,178
Natural Gas Services Group, Inc. (a)	21,602	702,065
Newpark Resources, Inc. (a)(d)	85,435	950,037
Noble Corp.	280,951	8,723,529
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	272,578
Oceaneering International, Inc.	112,956	8,085,390
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	56,000	$ 5,315,520
Parker Drilling Co. (a)	145,338	1,172,878
Patterson-UTI Energy, Inc.	161,131	4,690,523
PHI, Inc. (non-vtg.) (a)	18,377	738,755
Pioneer Energy Services Corp. (a)	82,168	936,715
RigNet, Inc. (a)	15,376	735,280
Rowan Companies PLC (a)	158,021	5,271,581
RPC, Inc. (d)	65,463	1,205,174
Schlumberger Ltd.	1,469,347	136,649,271
SEACOR Holdings, Inc. (a)(d)	20,388	1,803,522
Superior Energy Services, Inc.	184,941	5,472,404
Synthesis Energy Systems, Inc. (a)	39,903	65,840
Tesco Corp. (a)	36,928	700,524
TETRA Technologies, Inc. (a)(d)	84,417	1,013,004
TGC Industries, Inc.	15,685	100,384
Tidewater, Inc.	61,246	2,983,905
Transocean Ltd. (United States) (d)	380,391	16,128,578
Unit Corp. (a)	53,513	3,285,698
Vantage Drilling Co. (a)(d)	139,486	244,101
Weatherford International Ltd. (a)	878,933	14,651,813
Willbros Group, Inc. (a)	69,552	687,174
		461,208,059
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. (a)(d)	126,005	424,637
Adams Resources & Energy, Inc.	1,804	132,774
Alon U.S.A. Energy, Inc.	48,399	648,063
Alpha Natural Resources, Inc. (a)(d)	236,910	1,272,207
Amyris, Inc. (a)(d)	41,172	188,156
Anadarko Petroleum Corp.	563,338	47,410,526
Antero Resources Corp. (d)	39,714	2,396,343
Apache Corp.	447,726	35,500,195
APCO Oil and Gas International, Inc. (a)	12,221	174,638
Approach Resources, Inc. (a)(d)	29,242	651,219
Arch Coal, Inc. (d)	201,141	917,203
Ardmore Shipping Corp.	12,187	158,187
Athlon Energy, Inc.	38,737	1,439,467
Barnwell Industries, Inc. (a)	2,847	8,142
Bill Barrett Corp. (a)(d)	44,527	1,128,314
BioFuel Energy Corp. (a)(d)	979	2,849
Bonanza Creek Energy, Inc. (a)(d)	35,010	1,749,450
BPZ Energy, Inc. (a)(d)	134,116	276,279
Cabot Oil & Gas Corp.	466,135	16,314,725
Callon Petroleum Co. (a)	41,561	281,368
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,174,484
Ceres, Inc. (a)(d)	15,962	22,826
Cheniere Energy, Inc. (a)	242,824	12,002,790
Chesapeake Energy Corp.	559,542	14,497,733
Chevron Corp.	2,155,381	248,580,091
Cimarex Energy Co.	101,750	11,773,493
Clayton Williams Energy, Inc. (a)(d)	7,754	752,138
Clean Energy Fuels Corp. (a)(d)	67,120	561,794

	Shares	Value
Cloud Peak Energy, Inc. (a)	86,697	$ 1,681,922
Cobalt International Energy, Inc. (a)(d)	333,375	6,427,470
Comstock Resources, Inc.	40,820	806,603
Concho Resources, Inc. (a)	119,921	14,526,031
ConocoPhillips Co.	1,373,787	91,356,836
CONSOL Energy, Inc.	262,364	10,520,796
Contango Oil & Gas Co. (a)	17,251	818,042
Continental Resources, Inc. (a)(d)	57,407	6,861,285
Crosstex Energy, Inc.	45,920	1,911,650
CVR Energy, Inc.	13,732	540,354
Delek U.S. Holdings, Inc.	36,764	1,020,569
Denbury Resources, Inc.	405,461	6,633,342
Devon Energy Corp.	424,771	27,363,748
DHT Holdings, Inc.	9,321	73,077
Diamondback Energy, Inc. (a)(d)	39,731	2,555,895
Double Eagle Petroleum Co. (a)	1,282	2,756
Emerald Oil, Inc. (a)	39,389	301,720
Endeavour International Corp. (a)(d)	50,764	246,713
Energen Corp.	88,384	7,109,609
Energy XXI (Bermuda) Ltd.	78,336	1,814,262
EOG Resources, Inc.	306,748	58,104,206
EPL Oil & Gas, Inc. (a)	50,327	1,514,843
EQT Corp.	165,052	16,883,169
Evolution Petroleum Corp.	6,950	90,350
EXCO Resources, Inc. (d)	234,793	1,225,619
Exxon Mobil Corp.	4,900,564	471,777,296
Forest Oil Corp. (a)	106,451	213,967
FX Energy, Inc. (a)(d)	98,760	370,350
Gasco Energy, Inc. (a)	44	1
Gastar Exploration, Inc. (a)	74,542	475,578
Gevo, Inc. (a)	47,917	65,167
Goodrich Petroleum Corp. (a)(d)	33,339	454,077
Green Plains Renewable Energy, Inc.	14,190	375,042
Gulfport Energy Corp. (a)	95,460	6,309,906
Halcon Resources Corp. (a)(d)	265,422	1,011,258
Harvest Natural Resources, Inc. (a)(d)	51,649	216,926
Hess Corp.	315,050	25,213,452
HollyFrontier Corp.	221,494	10,093,482
Houston American Energy Corp. (a)	36,485	13,514
Hyperdynamics Corp. (a)(d)	33,521	181,684
Isramco, Inc. (a)	123	17,648
James River Coal Co. (a)(d)	58,608	43,370
Jones Energy, Inc.	15,152	236,674
Kinder Morgan Holding Co. LLC	754,230	24,022,226
KiOR, Inc. Class A (a)(d)	22,105	30,947
Kodiak Oil & Gas Corp. (a)	306,801	3,623,320
Kosmos Energy Ltd. (a)	171,095	1,878,623
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,601,665
Lilis Energy, Inc. (a)	8,026	25,683
Lucas Energy, Inc. (a)	9,400	8,756
Magellan Petroleum Corp. (a)	35,895	48,099
Magnum Hunter Resources Corp. (a)(d)	156,521	1,313,211
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	6,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	789,876	$ 26,460,846
Marathon Petroleum Corp.	338,483	28,432,572
Matador Resources Co. (a)(d)	76,387	1,853,149
Midstates Petroleum Co., Inc. (a)(d)	32,166	141,852
Miller Energy Resources, Inc. (a)(d)	32,422	225,009
Murphy Oil Corp.	192,672	11,438,937
Newfield Exploration Co. (a)	142,463	4,016,032
Noble Energy, Inc.	401,847	27,631,000
Northern Oil & Gas, Inc. (a)(d)	93,777	1,305,376
Oasis Petroleum, Inc. (a)(d)	118,000	5,141,260
Occidental Petroleum Corp.	900,060	86,873,791
ONEOK, Inc.	228,616	13,520,350
Pacific Ethanol, Inc. (a)	20,096	274,712
Panhandle Royalty Co. Class A	6,335	234,142
PBF Energy, Inc. Class A	71,419	1,799,759
PDC Energy, Inc. (a)(d)	36,259	2,252,772
Peabody Energy Corp. (d)	287,212	5,043,443
Penn Virginia Corp. (a)(d)	74,899	1,134,720
Petroquest Energy, Inc. (a)(d)	70,948	335,584
Phillips 66 Co.	672,891	50,372,620
Pioneer Natural Resources Co.	158,717	31,930,686
QEP Resources, Inc.	196,867	5,695,362
Quicksilver Resources, Inc. (a)(d)	168,400	550,668
Range Resources Corp.	182,957	15,743,450
Renewable Energy Group, Inc. (a)(d)	19,507	227,647
Rentech, Inc. (a)(d)	218,177	410,173
Resolute Energy Corp. (a)(d)	59,120	550,998
Rex American Resources Corp. (a)	4,837	230,628
Rex Energy Corp. (a)(d)	63,386	1,204,334
Rosetta Resources, Inc. (a)(d)	66,417	2,946,922
Royale Energy, Inc. (a)(d)	36,496	102,919
Sanchez Energy Corp. (a)(d)	43,626	1,299,619
SandRidge Energy, Inc. (a)(d)	475,629	3,067,807
Saratoga Resources, Inc. (a)	16,554	22,513
SemGroup Corp. Class A	56,834	3,826,065
SM Energy Co.	72,684	5,360,445
Solazyme, Inc. (a)(d)	72,848	893,845
Southwestern Energy Co. (a)	393,897	16,283,702
Spectra Energy Corp.	754,745	28,136,894
Stone Energy Corp. (a)(d)	67,092	2,411,286
Swift Energy Co. (a)(d)	41,382	413,820
Synergy Resources Corp. (a)(d)	85,751	908,103
Syntroleum Corp. (a)(d)	15,037	59,998
Targa Resources Corp.	33,055	3,198,402
Teekay Corp.	46,397	2,772,221
Tengasco, Inc. (a)	12,601	5,168
Tesoro Corp.	146,745	7,485,462
The Williams Companies, Inc.	760,127	31,393,245
Triangle Petroleum Corp. (a)(d)	83,126	744,809
U.S. Energy Corp. (a)	13,579	54,316
Ultra Petroleum Corp. (a)(d)	182,633	4,595,046

	Shares	Value
Uranium Energy Corp. (a)(d)	86,698	$ 157,790
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	18,304
VAALCO Energy, Inc. (a)(d)	68,248	454,532
Valero Energy Corp.	604,594	29,008,420
W&T Offshore, Inc. (d)	37,319	562,397
Warren Resources, Inc. (a)	48,923	216,729
Western Refining, Inc. (d)	53,248	1,940,890
Westmoreland Coal Co. (a)	10,233	231,266
Whiting Petroleum Corp. (a)	135,243	9,292,547
World Fuel Services Corp. (d)	89,666	4,036,763
WPX Energy, Inc. (a)(d)	237,040	4,176,645
ZaZa Energy Corp. (a)(d)	19,430	17,872
Zion Oil & Gas, Inc. (a)(d)	27,782	46,118
		1,702,718,718
TOTAL ENERGY		2,163,926,777
FINANCIALS - 16.9%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	10,780,530
Ameriprise Financial, Inc.	216,081	23,550,668
Arlington Asset Investment Corp. (d)	13,562	359,664
Artisan Partners Asset Management, Inc.	18,533	1,170,730
Bank of New York Mellon Corp.	1,292,433	41,357,856
BGC Partners, Inc. Class A	203,183	1,381,644
BlackRock, Inc. Class A	141,863	43,245,517
Calamos Asset Management, Inc. Class A	22,184	264,655
Charles Schwab Corp.	1,285,960	34,090,800
CIFI Corp.	3,896	30,778
Cohen & Steers, Inc. (d)	17,375	656,949
Cowen Group, Inc. Class A (a)	80,174	343,145
Diamond Hill Investment Group, Inc.	1,102	129,320
E*TRADE Financial Corp. (a)	321,912	7,233,363
Eaton Vance Corp. (non-vtg.) (d)	144,041	5,450,511
Evercore Partners, Inc. Class A	40,806	2,270,446
FBR & Co. (a)	11,471	298,246
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	2,968,543
Financial Engines, Inc. (d)	56,540	3,195,075
Franklin Resources, Inc.	453,634	24,156,011
FXCM, Inc. Class A (d)	51,378	865,719
GAMCO Investors, Inc. Class A	6,083	474,839
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	20,051
Goldman Sachs Group, Inc.	469,978	78,227,838
Greenhill & Co., Inc.	23,725	1,263,831
HFF, Inc.	31,822	1,015,122
ICG Group, Inc. (a)	32,808	666,987
Institutional Financial Markets, Inc.	6,881	16,927
INTL FCStone, Inc. (a)(d)	15,053	273,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	497,759	$ 17,073,134
Investment Technology Group, Inc. (a)	55,680	962,150
Janus Capital Group, Inc. (d)	187,399	2,096,995
JMP Group, Inc.	11,989	88,119
KCG Holdings, Inc. Class A	107,133	1,273,811
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	118,910
Legg Mason, Inc.	151,820	6,977,647
LPL Financial	82,901	4,450,126
Manning & Napier, Inc. Class A	3,941	57,893
Medallion Financial Corp.	4,309	62,653
Morgan Stanley	1,549,389	47,721,181
Northern Trust Corp.	250,938	15,520,515
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	186,910
Piper Jaffray Companies (a)(d)	20,940	877,386
Pzena Investment Management, Inc.	4,972	57,476
Raymond James Financial, Inc.	163,719	8,641,089
Safeguard Scientifics, Inc. (a)(d)	26,745	524,469
SEI Investments Co.	167,937	5,637,645
Silvercrest Asset Management Group Class A	6,008	100,994
State Street Corp.	492,071	32,314,303
Stifel Financial Corp. (a)(d)	59,345	2,853,901
SWS Group, Inc. (a)	24,189	197,140
T. Rowe Price Group, Inc.	302,200	24,529,574
TD Ameritrade Holding Corp. (d)	282,750	9,452,333
Teton Advisors, Inc. (a)	106	3,445
U.S. Global Investments, Inc. Class A	7,637	27,340
Virtus Investment Partners, Inc. (a)	8,765	1,622,927
Waddell & Reed Financial, Inc. Class A	84,679	5,902,126
Walter Investment Management Corp. (a)(d)	38,853	992,694
Westwood Holdings Group, Inc.	3,640	207,152
WisdomTree Investments, Inc. (a)(d)	96,770	1,507,677
		478,077,784
Commercial Banks - 3.2%
1st Source Corp.	8,597	268,226
1st United Bancorp, Inc.	20,464	157,573
Access National Corp.	1,270	21,400
ACNB Corp. (d)	3,789	71,006
American National Bankshares, Inc.	2,748	61,720
Ameris Bancorp (a)	34,183	719,210
Ames National Corp.	1,209	26,937
Arrow Financial Corp.	15,818	413,008
Associated Banc-Corp.	184,412	3,077,836
BancFirst Corp.	10,611	583,923
Bancorp, Inc., Delaware (a)(d)	42,844	820,463
BancorpSouth, Inc.	84,413	2,020,003
Bank of Hawaii Corp.	64,151	3,749,626
Bank of Kentucky Financial Corp.	1,699	59,618

	Shares	Value
Bank of Marin Bancorp	2,794	$ 123,579
Bank of the Ozarks, Inc. (d)	37,486	2,377,362
BankUnited, Inc.	103,014	3,448,909
Banner Bank	13,068	518,669
Bar Harbor Bankshares	2,686	102,068
BB&T Corp.	783,604	29,620,231
BBCN Bancorp, Inc.	78,753	1,340,376
BCB Bancorp, Inc.	2,814	37,370
BNC Bancorp	11,700	203,931
BOK Financial Corp.	42,858	2,774,198
Boston Private Financial Holdings, Inc.	85,484	1,114,711
Bridge Bancorp, Inc.	540	14,218
Bridge Capital Holdings (a)	1,107	24,598
Bryn Mawr Bank Corp.	9,420	268,376
BSB Bancorp, Inc. (a)	6,958	117,312
C & F Financial Corp.	1,992	72,907
Camden National Corp.	1,850	69,449
Capital Bank Financial Corp. Series A (a)	112,359	2,584,257
Capital City Bank Group, Inc. (d)	7,146	101,330
CapitalSource, Inc.	244,954	3,600,824
Cardinal Financial Corp. (d)	22,155	381,952
Cascade Bancorp (a)(d)	4,186	20,428
Cathay General Bancorp	87,127	2,213,897
Center Bancorp, Inc.	6,904	128,483
Centerstate Banks of Florida, Inc.	6,387	69,810
Central Pacific Financial Corp.	26,089	514,736
Century Bancorp, Inc. Class A (non-vtg.)	686	24,627
Chemical Financial Corp.	31,417	926,487
CIT Group, Inc.	237,879	11,579,950
Citizens & Northern Corp.	8,777	174,838
City Holding Co.	22,173	981,820
City National Corp.	58,166	4,352,562
CNB Financial Corp., Pennsylvania	7,083	130,398
CoBiz, Inc.	39,972	446,088
Columbia Banking Systems, Inc. (d)	46,707	1,224,658
Comerica, Inc.	197,578	9,519,308
Commerce Bancshares, Inc.	104,098	4,649,017
Community Bank System, Inc. (d)	49,202	1,792,429
Community Trust Bancorp, Inc.	13,652	540,619
CommunityOne Bancorp (a)	6,555	72,171
CU Bancorp (a)	6,814	123,061
Cullen/Frost Bankers, Inc.	71,142	5,310,039
CVB Financial Corp. (d)	84,778	1,319,993
Eagle Bancorp, Inc., Maryland (d)	22,699	777,668
East West Bancorp, Inc.	174,395	6,224,158
Eastern Virginia Bankshares, Inc. (a)	969	6,589
Enterprise Bancorp, Inc.	803	15,458
Enterprise Financial Services Corp.	12,168	227,785
Farmers National Banc Corp. (d)	14,652	109,011
Fidelity Southern Corp.	3,439	49,418
Fifth Third Bancorp	1,058,556	22,965,372
Financial Institutions, Inc.	12,700	279,908
First Bancorp, North Carolina	9,193	168,232
First Bancorp, Puerto Rico (a)	99,750	519,698
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp.	50,381	$ 299,767
First Citizen Bancshares, Inc.	8,410	1,887,120
First Commonwealth Financial Corp. (d)	101,457	864,414
First Community Bancshares, Inc.	8,561	143,397
First Connecticut Bancorp, Inc.	11,897	186,545
First Financial Bancorp, Ohio	59,723	1,017,680
First Financial Bankshares, Inc. (d)	43,848	2,651,927
First Financial Corp., Indiana	8,837	303,904
First Financial Holdings, Inc.	28,877	1,768,427
First Financial Service Corp. (a)	2,521	10,639
First Horizon National Corp.	287,965	3,446,941
First Interstate Bancsystem, Inc.	19,621	508,184
First Merchants Corp.	33,146	709,987
First Midwest Bancorp, Inc., Delaware	83,782	1,396,646
First Niagara Financial Group, Inc.	529,611	4,803,572
First of Long Island Corp.	1,768	68,704
First Republic Bank	143,479	7,456,604
First United Corp. (a)	3,018	23,269
FirstMerit Corp.	204,257	4,240,375
Flushing Financial Corp.	47,044	974,752
FNB Corp., Pennsylvania	179,748	2,191,128
Fulton Financial Corp. (d)	224,854	2,767,953
German American Bancorp, Inc.	4,623	133,697
Glacier Bancorp, Inc. (d)	75,176	2,086,134
Great Southern Bancorp, Inc.	6,815	195,591
Guaranty Bancorp	16,534	233,460
Hampton Roads Bankshares, Inc. (a)	89,921	149,269
Hancock Holding Co.	109,529	3,774,369
Hanmi Financial Corp.	38,186	894,698
Hawthorn Bancshares, Inc.	1,496	19,463
Heartland Financial U.S.A., Inc.	8,878	238,818
Heritage Commerce Corp.	14,712	119,020
Heritage Financial Corp., Washington	12,768	226,377
Heritage Oaks Bancorp (a)	3,340	26,687
Home Bancshares, Inc. (d)	50,202	1,684,779
Home Federal Bancorp, Inc.	9,753	147,173
HomeTrust Bancshares, Inc. (a)(d)	20,129	315,421
Horizon Bancorp Industries	706	15,348
Hudson Valley Holding Corp.	14,551	273,413
Huntington Bancshares, Inc.	933,913	8,900,191
IBERIABANK Corp.	35,645	2,334,748
Independent Bank Corp. (a)	17,111	210,465
Independent Bank Corp., Massachusetts (d)	25,945	954,517
Independent Bank Group, Inc.	2,957	158,909
International Bancshares Corp.	64,813	1,502,365
Intervest Bancshares Corp. Class A (a)	6,160	45,646
Investors Bancorp, Inc.	84,986	2,253,829
KeyCorp	1,064,932	14,025,154
Lakeland Bancorp, Inc.	23,579	266,443
Lakeland Financial Corp.	13,545	514,710

	Shares	Value
M&T Bank Corp.	145,574	$ 16,972,473
Macatawa Bank Corp.	22,839	120,590
MainSource Financial Group, Inc.	13,271	229,190
MB Financial, Inc.	59,673	1,821,817
MBT Financial Corp. (a)	1,548	7,461
Merchants Bancshares, Inc.	5,246	172,803
Metro Bancorp, Inc. (a)	11,557	226,748
Midsouth Bancorp, Inc.	5,240	91,805
National Bank Holdings Corp.	141,292	2,773,562
National Bankshares, Inc.	5,803	208,908
National Penn Bancshares, Inc.	120,787	1,304,500
NBT Bancorp, Inc.	54,895	1,288,935
NewBridge Bancorp (a)	10,719	77,177
North Valley Bancorp (a)	849	19,756
Northrim Bancorp, Inc.	2,935	72,113
OFG Bancorp (d)	40,168	642,688
Old National Bancorp, Indiana	98,018	1,375,193
Old Second Bancorp, Inc. (a)	18,605	92,281
OmniAmerican Bancorp, Inc.	6,877	149,712
Orrstown Financial Services, Inc. (a)	5,669	92,858
Pacific Continental Corp.	3,048	43,983
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	557
PacWest Bancorp (d)	35,627	1,546,212
Park National Corp.	14,135	1,103,378
Park Sterling Corp.	28,617	187,728
Penns Woods Bancorp, Inc.	3,854	176,552
Peoples Bancorp, Inc.	3,334	81,583
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Pinnacle Financial Partners, Inc.	38,294	1,381,648
PNC Financial Services Group, Inc.	621,024	50,787,343
Popular, Inc. (a)	112,654	3,220,778
Preferred Bank, Los Angeles (a)	1,131	27,178
Premier Financial Bancorp, Inc.	115	1,612
PrivateBancorp, Inc.	92,031	2,656,015
Prosperity Bancshares, Inc.	66,890	4,234,806
Regions Financial Corp.	1,653,454	17,592,751
Renasant Corp.	23,910	694,825
Republic Bancorp, Inc., Kentucky Class A	18,205	438,558
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	6,723
S&T Bancorp, Inc.	32,238	743,731
S.Y. Bancorp, Inc.	6,551	195,482
Sandy Spring Bancorp, Inc.	13,803	327,545
Seacoast Banking Corp., Florida (a)	23,091	248,921
Shore Bancshares, Inc. (a)	2,958	28,012
Sierra Bancorp	3,618	59,010
Signature Bank (a)(d)	61,743	8,084,011
Simmons First National Corp. Class A	10,951	390,184
Southside Bancshares, Inc.	13,372	394,875
Southwest Bancorp, Inc., Oklahoma	15,446	271,695
State Bank Financial Corp.	26,469	450,502
Sterling Bancorp	79,121	1,015,914
Sterling Financial Corp.	40,387	1,279,056
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp (a)	15,697	$ 316,608
Sun Bancorp, Inc., New Jersey (a)	48,802	169,831
SunTrust Banks, Inc.	625,274	23,560,324
Susquehanna Bancshares, Inc.	215,524	2,357,833
SVB Financial Group (a)	57,220	7,204,570
Synovus Financial Corp.	1,042,950	3,629,466
Taylor Capital Group, Inc. (a)(d)	9,976	235,434
TCF Financial Corp.	219,604	3,540,016
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,800,394
The First Bancorp, Inc.	2,896	47,408
Tompkins Financial Corp.	8,812	426,589
TowneBank (d)	18,594	278,352
Trico Bancshares	12,062	301,429
Trustmark Corp.	94,171	2,272,346
U.S. Bancorp	2,044,982	84,130,559
UMB Financial Corp.	45,063	2,809,227
Umpqua Holdings Corp. (d)	115,463	2,051,778
Union First Market Bankshares Corp.	44,561	1,127,393
United Bankshares, Inc., West Virginia	83,407	2,454,668
United Community Banks, Inc., Georgia (a)	43,617	727,968
Univest Corp. of Pennsylvania	10,023	193,143
Valley National Bancorp (d)	229,522	2,313,582
ViewPoint Financial Group (d)	43,399	1,084,975
Washington Banking Co., Oak Harbor	5,615	103,428
Washington Trust Bancorp, Inc.	15,489	545,058
Webster Financial Corp.	106,126	3,286,722
Wells Fargo & Co.	5,376,048	249,556,148
WesBanco, Inc.	28,002	834,740
West Bancorp., Inc.	1,202	17,850
Westamerica Bancorp. (d)	28,148	1,415,281
Westbury Bancorp, Inc.	4,860	69,984
Western Alliance Bancorp. (a)	80,481	1,863,940
Wilshire Bancorp, Inc.	52,255	530,388
Wintrust Financial Corp.	46,573	2,155,398
Zions Bancorporation	204,129	6,368,825
		754,122,322
Consumer Finance - 0.8%
American Express Co.	1,031,844	94,186,720
Asta Funding, Inc. (a)	4,468	37,531
Atlanticus Holdings Corp. (a)(d)	35,598	88,995
Capital One Financial Corp.	637,759	46,830,643
Cash America International, Inc. (d)	29,387	1,176,068
Consumer Portfolio Services, Inc. (a)	11,930	92,935
Credit Acceptance Corp. (a)	13,731	1,896,800
DFC Global Corp. (a)(d)	43,285	356,236
Discover Financial Services	556,489	31,931,339
Encore Capital Group, Inc. (a)(d)	29,815	1,449,605
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	814,370
First Cash Financial Services, Inc. (a)(d)	35,415	1,870,974
First Marblehead Corp. (a)	5,188	36,368

	Shares	Value
Green Dot Corp. Class A (a)(d)	44,284	$ 892,323
Imperial Holdings, Inc. (a)	16,708	91,393
Nelnet, Inc. Class A	22,213	891,186
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,744,255
Regional Management Corp. (a)	4,032	121,686
SLM Corp.	493,468	11,813,624
Springleaf Holdings, Inc.	37,440	1,054,685
World Acceptance Corp. (a)(d)	15,268	1,463,438
		199,841,174
Diversified Financial Services - 4.1%
Bank of America Corp.	11,910,171	196,875,127
Berkshire Hathaway, Inc. Class B (a)	2,023,147	234,239,960
CBOE Holdings, Inc.	109,590	5,921,148
Citigroup, Inc.	3,393,491	165,025,467
CME Group, Inc.	350,475	25,872,065
Gain Capital Holdings, Inc. (d)	15,735	162,385
ING U.S., Inc.	147,495	5,290,646
Interactive Brokers Group, Inc.	43,141	959,456
IntercontinentalExchange Group, Inc.	128,718	26,881,467
JPMorgan Chase & Co.	4,206,498	239,013,216
Leucadia National Corp.	370,953	10,364,427
Life Partners Holdings, Inc.	18,668	44,990
MarketAxess Holdings, Inc.	47,067	2,778,836
Marlin Business Services Corp.	13,319	286,359
McGraw Hill Financial, Inc.	303,994	24,216,162
MicroFinancial, Inc.	86	699
Moody's Corp.	212,214	16,764,906
MSCI, Inc. Class A (a)(d)	147,156	6,432,189
NewStar Financial, Inc. (a)	27,065	416,260
PHH Corp. (a)	72,291	1,881,735
PICO Holdings, Inc. (a)	22,896	574,919
Resource America, Inc. Class A	2,362	22,345
The NASDAQ OMX Group, Inc.	124,702	4,787,310
Vector Capital Corp. rights (a)	4,280	0
		968,812,074
Insurance - 3.1%
ACE Ltd.	376,274	36,825,936
AFLAC, Inc.	511,414	32,771,409
Alleghany Corp. (a)	18,948	7,304,454
Allied World Assurance Co. Holdings Ltd. (d)	33,827	3,373,228
Allstate Corp.	503,599	27,325,282
AMBAC Financial Group, Inc. (a)	43,974	1,519,741
American Equity Investment Life Holding Co. (d)	83,986	1,835,934
American Financial Group, Inc.	76,865	4,393,603
American International Group, Inc.	1,647,284	81,985,325
American National Insurance Co.	11,975	1,359,043
Amerisafe, Inc.	28,834	1,255,432
Amtrust Financial Services, Inc. (d)	37,933	1,433,867
Aon PLC	335,975	28,759,460
Arch Capital Group Ltd. (a)(d)	141,774	7,956,357
Argo Group International Holdings, Ltd.	32,771	1,446,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	138,329	$ 6,390,800
Aspen Insurance Holdings Ltd.	68,795	2,583,940
Assurant, Inc.	95,115	6,242,397
Assured Guaranty Ltd.	183,926	4,515,383
Axis Capital Holdings Ltd.	130,874	5,754,530
Baldwin & Lyons, Inc. Class B	5,084	130,710
Brown & Brown, Inc.	116,705	3,512,821
Cincinnati Financial Corp.	161,273	7,560,478
Citizens, Inc. Class A (a)(d)	31,937	234,418
CNA Financial Corp.	65,754	2,728,133
CNO Financial Group, Inc.	273,436	4,992,941
Crawford & Co. Class B	10,464	88,630
Donegal Group, Inc. Class A	4,528	63,890
eHealth, Inc. (a)	26,343	1,264,464
EMC Insurance Group	5,816	177,388
Employers Holdings, Inc.	36,335	714,709
Endurance Specialty Holdings Ltd. (d)	45,122	2,352,661
Enstar Group Ltd. (a)	11,576	1,449,084
Erie Indemnity Co. Class A	26,259	1,905,878
Everest Re Group Ltd. (d)	51,436	7,676,309
FBL Financial Group, Inc. Class A	12,986	543,334
Federated National Holding Co.	1,278	20,295
Fidelity National Financial, Inc. Class A	297,669	9,840,937
First Acceptance Corp. (a)	4,055	10,543
First American Financial Corp.	131,076	3,531,187
Fortegra Financial Corp. (a)	10,670	74,583
Genworth Financial, Inc. Class A (a)	560,876	8,716,013
Global Indemnity PLC (a)	13,709	357,531
Greenlight Capital Re, Ltd. (a)	23,762	747,315
Hallmark Financial Services, Inc. (a)	10,337	87,554
Hanover Insurance Group, Inc.	48,173	2,834,499
Hartford Financial Services Group, Inc.	470,637	16,561,716
HCC Insurance Holdings, Inc.	116,739	5,124,842
HCI Group, Inc.	9,511	460,523
Health Insurance Innovations (d)	4,900	61,691
Hilltop Holdings, Inc. (a)	68,910	1,688,984
Horace Mann Educators Corp.	37,921	1,084,920
Independence Holding Co.	16,014	218,271
Infinity Property & Casualty Corp.	13,372	986,185
Investors Title Co.	1,086	83,535
Kansas City Life Insurance Co.	2,863	140,860
Kemper Corp.	58,114	2,253,661
Lincoln National Corp.	307,008	15,390,311
Loews Corp.	371,316	16,144,820
Maiden Holdings Ltd.	73,970	830,683
Markel Corp. (a)(d)	16,654	9,626,012
Marsh & McLennan Companies, Inc.	616,601	29,695,504
MBIA, Inc. (a)(d)	228,577	3,097,218
Meadowbrook Insurance Group, Inc. (d)	46,791	251,268
Mercury General Corp.	42,960	1,946,088
MetLife, Inc.	1,257,264	63,705,567

	Shares	Value
Montpelier Re Holdings Ltd. (d)	62,043	$ 1,768,846
National Interstate Corp.	9,042	273,701
National Western Life Insurance Co. Class A	2,078	469,732
Navigators Group, Inc. (a)	15,156	918,757
Old Republic International Corp.	306,111	4,763,087
OneBeacon Insurance Group Ltd.	20,572	337,381
PartnerRe Ltd.	64,815	6,408,907
Phoenix Companies, Inc. (a)(d)	3,067	156,816
Platinum Underwriters Holdings Ltd.	32,909	1,929,126
Primerica, Inc.	51,420	2,304,644
Principal Financial Group, Inc.	298,650	13,543,778
ProAssurance Corp.	69,301	3,150,423
Progressive Corp.	598,738	14,663,094
Protective Life Corp.	78,222	4,078,495
Prudential Financial, Inc.	510,495	43,177,667
Reinsurance Group of America, Inc.	80,713	6,214,094
RenaissanceRe Holdings Ltd.	56,754	5,420,575
RLI Corp.	34,126	1,471,854
Safety Insurance Group, Inc.	14,899	831,811
Selective Insurance Group, Inc.	57,017	1,313,672
StanCorp Financial Group, Inc. (d)	52,960	3,504,893
State Auto Financial Corp.	6,222	124,564
Stewart Information Services Corp. (d)	21,434	792,629
Symetra Financial Corp.	109,204	2,151,319
The Chubb Corp.	278,385	24,353,120
The Travelers Companies, Inc.	393,876	33,022,564
Third Point Reinsurance Ltd. (d)	28,985	434,775
Torchmark Corp.	96,240	7,459,562
Tower Group International Ltd. (d)	63,927	176,439
United Fire Group, Inc.	20,054	581,165
Universal Insurance Holdings, Inc.	22,997	307,240
Unum Group	290,729	10,111,555
Validus Holdings Ltd.	125,147	4,606,661
W.R. Berkley Corp.	118,696	4,895,023
White Mountains Insurance Group Ltd.	7,023	4,070,250
Willis Group Holdings PLC (d)	207,878	8,556,258
XL Group PLC Class A	291,212	8,852,845
		723,198,919
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust (SBI) (d)	57,067	1,509,422
AG Mortgage Investment Trust, Inc. (d)	18,957	347,671
Agree Realty Corp.	17,794	546,988
Alexanders, Inc.	2,701	1,012,092
Alexandria Real Estate Equities, Inc.	78,887	5,715,363
Altisource Residential Corp. Class B	60,332	1,724,289
American Assets Trust, Inc.	36,114	1,194,290
American Campus Communities, Inc.	134,876	4,982,319
American Capital Agency Corp.	420,086	9,363,717
American Capital Mortgage Investment Corp.	52,567	1,060,276
American Homes 4 Rent Class A	82,136	1,345,388
American Realty Capital Properties, Inc.	634,113	9,315,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Residential Properties, Inc. (a)(d)	15,232	$ 277,222
American Tower Corp.	436,451	35,557,663
AmREIT, Inc. Class B	18,007	312,241
Annaly Capital Management, Inc. (d)	1,072,997	11,996,106
Anworth Mortgage Asset Corp.	251,516	1,302,853
Apartment Investment & Management Co. Class A	137,319	4,104,465
Apollo Commercial Real Estate Finance, Inc.	34,660	580,208
Apollo Residential Mortgage, Inc.	29,321	511,358
Arbor Realty Trust, Inc.	31,767	217,922
Ares Commercial Real Estate Corp.	39,618	538,409
Armada Hoffler Properties, Inc.	18,404	180,175
Armour Residential REIT, Inc.	489,690	2,100,770
Ashford Hospitality Prime, Inc.	13,979	234,148
Ashford Hospitality Trust, Inc.	69,895	781,426
Associated Estates Realty Corp. (d)	60,888	1,041,185
AvalonBay Communities, Inc.	132,936	17,144,756
Aviv REIT, Inc. (d)	12,625	320,170
BioMed Realty Trust, Inc.	232,867	4,815,690
Blackstone Mortgage Trust, Inc. (d)	31,861	923,013
Boston Properties, Inc.	173,248	19,478,273
Brandywine Realty Trust (SBI) (d)	189,114	2,770,520
BRE Properties, Inc.	90,165	5,569,492
Brixmor Property Group, Inc. (d)	46,627	1,029,524
BRT Realty Trust (a)	5,568	39,700
Camden Property Trust (SBI)	107,447	7,166,715
Campus Crest Communities, Inc. (d)	55,980	463,514
Capstead Mortgage Corp. (d)	97,016	1,250,536
CBL & Associates Properties, Inc.	198,768	3,536,083
Cedar Shopping Centers, Inc.	59,877	368,244
Chambers Street Properties (d)	312,279	2,470,127
Chatham Lodging Trust	26,521	553,493
Chesapeake Lodging Trust	44,367	1,155,760
Chimera Investment Corp.	1,225,514	3,909,390
Colony Financial, Inc.	80,404	1,815,522
Columbia Property Trust, Inc. (d)	148,227	3,933,945
CommonWealth REIT	127,873	3,471,752
Coresite Realty Corp.	24,333	757,730
Corporate Office Properties Trust (SBI)	106,736	2,846,649
Corrections Corp. of America (d)	120,697	4,025,245
Cousins Properties, Inc.	234,370	2,706,974
CubeSmart (d)	141,018	2,469,225
CyrusOne, Inc.	16,200	359,964
CYS Investments, Inc. (d)	197,203	1,735,386
DCT Industrial Trust, Inc.	349,621	2,768,998
DDR Corp.	308,138	5,121,254
DiamondRock Hospitality Co.	202,906	2,560,674
Digital Realty Trust, Inc. (d)	143,555	7,774,939
Douglas Emmett, Inc.	131,928	3,552,821

	Shares	Value
Duke Realty LP	350,539	$ 5,889,055
DuPont Fabros Technology, Inc. (d)	100,616	2,672,361
EastGroup Properties, Inc. (d)	28,464	1,765,907
Education Realty Trust, Inc.	122,580	1,155,929
Ellington Residential Mortgage REIT	7,146	120,982
Empire State Realty Trust, Inc.	146,821	2,249,298
EPR Properties	65,817	3,505,413
Equity Lifestyle Properties, Inc.	92,610	3,727,553
Equity One, Inc. (d)	85,144	1,975,341
Equity Residential (SBI)	375,538	21,957,707
Essex Property Trust, Inc.	38,906	6,507,029
Excel Trust, Inc.	44,534	558,011
Extra Space Storage, Inc.	137,773	6,764,654
Federal Realty Investment Trust (SBI) (d)	65,716	7,314,848
FelCor Lodging Trust, Inc.	200,216	1,743,881
First Industrial Realty Trust, Inc. (d)	100,981	1,942,874
First Potomac Realty Trust	64,690	820,269
Five Oaks Investment Corp.	4,880	55,144
Franklin Street Properties Corp.	99,285	1,243,048
Gaming & Leisure Properties	93,984	3,578,911
General Growth Properties, Inc.	597,700	13,161,354
Getty Realty Corp.	23,628	454,603
Gladstone Commercial Corp.	10,709	186,337
Glimcher Realty Trust	157,267	1,530,208
Government Properties Income Trust	51,672	1,287,150
Gramercy Property Trust, Inc. (a)	85,386	495,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	210,235
Hatteras Financial Corp.	121,103	2,388,151
HCP, Inc.	513,882	19,923,205
Health Care REIT, Inc.	319,414	18,762,378
Healthcare Realty Trust, Inc.	119,232	2,857,991
Healthcare Trust of America, Inc. (d)	307,681	3,455,258
Hersha Hospitality Trust	166,640	936,517
Highwoods Properties, Inc. (SBI) (d)	89,662	3,381,154
Home Properties, Inc. (d)	74,137	4,369,635
Hospitality Properties Trust (SBI)	164,136	4,349,604
Host Hotels & Resorts, Inc.	818,486	16,099,620
Hudson Pacific Properties, Inc.	49,472	1,128,456
Inland Real Estate Corp.	85,277	913,317
Invesco Mortgage Capital, Inc.	135,801	2,285,531
Investors Real Estate Trust	102,538	900,284
iStar Financial, Inc. (a)(d)	71,516	1,108,498
JAVELIN Mortgage Investment Corp. (d)	12,977	188,167
Kilroy Realty Corp. (d)	91,661	5,272,341
Kimco Realty Corp.	418,673	9,319,661
Kite Realty Group Trust	133,192	823,127
LaSalle Hotel Properties (SBI) (d)	107,841	3,379,737
Lexington Corporate Properties Trust (d)	259,496	2,960,849
Liberty Property Trust (SBI) (d)	176,490	6,752,507
LTC Properties, Inc.	32,625	1,229,310
Mack-Cali Realty Corp.	122,465	2,724,846
Medical Properties Trust, Inc.	160,702	2,119,659
MFA Financial, Inc.	486,658	3,825,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. (d)	78,844	$ 5,333,008
Monmouth Real Estate Investment Corp. Class A	35,864	347,164
National Health Investors, Inc.	34,486	2,127,786
National Retail Properties, Inc. (d)	132,178	4,743,868
New York Mortgage Trust, Inc. (d)	61,040	471,839
NorthStar Realty Finance Corp.	317,869	4,930,148
Omega Healthcare Investors, Inc. (d)	127,635	4,079,215
One Liberty Properties, Inc.	11,261	246,841
Parkway Properties, Inc.	64,262	1,184,349
Pebblebrook Hotel Trust	72,830	2,420,869
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,118,696
PennyMac Mortgage Investment Trust	70,569	1,716,238
Physicians Realty Trust	13,134	175,864
Piedmont Office Realty Trust, Inc. Class A	174,747	3,019,628
Plum Creek Timber Co., Inc.	200,436	8,676,874
PMC Commercial Trust	8,500	81,430
Post Properties, Inc.	73,877	3,585,251
Potlatch Corp.	43,845	1,738,016
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,649,403
PS Business Parks, Inc.	26,075	2,190,822
Public Storage	159,990	27,038,310
QTS Realty Trust, Inc. Class A	15,035	384,295
RAIT Financial Trust (d)	83,839	696,702
Ramco-Gershenson Properties Trust (SBI) (d)	70,480	1,177,016
Rayonier, Inc.	140,834	6,631,873
Realty Income Corp.	238,560	10,596,835
Redwood Trust, Inc.	89,769	1,804,357
Regency Centers Corp.	116,777	5,928,768
Resource Capital Corp.	118,128	688,686
Retail Opportunity Investments Corp.	70,350	1,043,291
Retail Properties America, Inc.	250,044	3,485,613
Rexford Industrial Realty, Inc.	19,146	271,682
RLJ Lodging Trust	133,852	3,478,813
Rouse Properties, Inc. (d)	34,930	653,890
Ryman Hospitality Properties, Inc. (d)	49,860	2,103,593
Sabra Health Care REIT, Inc. (d)	44,632	1,270,673
Saul Centers, Inc.	14,444	671,213
Select Income (REIT)	38,717	1,128,601
Senior Housing Properties Trust (SBI)	240,030	5,352,669
Silver Bay Realty Trust Corp.	47,769	748,540
Simon Property Group, Inc.	342,693	55,272,954
SL Green Realty Corp. (d)	129,295	12,842,872
SoTHERLY Hotels, Inc.	2,721	16,789
Sovran Self Storage, Inc.	33,865	2,505,671
Spirit Realty Capital, Inc.	431,927	4,716,643
Stag Industrial, Inc.	38,576	899,207
Starwood Property Trust, Inc. (d)	220,370	5,293,287

	Shares	Value
Starwood Waypoint Residential (a)	44,074	$ 1,194,846
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	3,344,462
Summit Hotel Properties, Inc.	86,907	803,021
Sun Communities, Inc. (d)	36,167	1,665,852
Sunstone Hotel Investors, Inc.	192,214	2,598,733
Supertel Hospitality, Inc., Maryland (a)	703	1,758
Tanger Factory Outlet Centers, Inc. (d)	110,651	3,796,436
Taubman Centers, Inc. (d)	65,656	4,625,465
Terreno Realty Corp.	21,026	392,766
The Geo Group, Inc.	86,331	2,782,448
The Macerich Co.	163,662	9,840,996
Two Harbors Investment Corp.	449,289	4,663,620
UDR, Inc.	279,578	7,215,908
UMH Properties, Inc.	10,346	95,907
Universal Health Realty Income Trust (SBI)	13,491	574,447
Urstadt Biddle Properties, Inc. Class A	26,585	521,332
Ventas, Inc.	330,294	20,620,254
Vornado Realty Trust	190,771	18,369,340
Washington REIT (SBI)	61,934	1,557,640
Weingarten Realty Investors (SBI)	108,015	3,294,458
Western Asset Mortgage Capital Corp. (d)	19,742	325,151
Weyerhaeuser Co.	648,424	19,134,992
Whitestone REIT Class B	2,558	36,784
Winthrop Realty Trust	32,907	383,037
WP Carey, Inc.	66,643	4,233,163
ZAIS Financial Corp. (d)	6,000	104,460
		771,771,510
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	43,253	1,800,190
Altisource Portfolio Solutions SA	18,423	1,812,455
American Spectrum Realty, Inc. (a)	1,984	2,778
AV Homes, Inc. (a)(d)	12,051	238,007
CBRE Group, Inc. (a)	310,765	8,685,882
Consolidated-Tomoka Land Co.	2,432	86,482
Forest City Enterprises, Inc. Class A (a)(d)	164,146	3,197,564
Forestar Group, Inc. (a)(d)	38,487	725,865
Gladstone Land Corp.	8,000	102,400
Howard Hughes Corp. (a)	34,443	4,754,167
Jones Lang LaSalle, Inc.	53,062	6,537,238
Kennedy-Wilson Holdings, Inc.	81,481	2,061,469
Maui Land & Pineapple, Inc. (a)(d)	31,310	194,435
RE/MAX Holdings, Inc.	10,289	315,049
Realogy Holdings Corp. (a)(d)	174,285	8,271,566
Tejon Ranch Co. (a)	11,342	402,074
The St. Joe Co. (a)(d)	111,664	2,158,465
Transcontinental Realty Investors, Inc. (a)	20,697	327,013
ZipRealty, Inc. (a)	19,987	94,738
		41,767,837
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	69,632	953,958
Banc of California, Inc.	4,303	55,035
Bank Mutual Corp.	56,001	370,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	19,300	$ 192,614
BBX Capital Corp. (a)	18,261	353,168
Beneficial Mutual Bancorp, Inc. (a)	37,525	451,801
Berkshire Hills Bancorp, Inc.	20,197	507,551
BofI Holding, Inc. (a)(d)	11,427	1,063,854
Brookline Bancorp, Inc., Delaware	86,924	793,616
Camco Financial Corp. (a)(d)	10,386	62,835
Cape Bancorp, Inc.	2,611	27,755
Capitol Federal Financial, Inc.	194,739	2,366,079
Charter Financial Corp.	1,496	15,753
Chicopee Bancorp, Inc.	1,816	32,470
Clifton Savings Bancorp, Inc.	15,589	205,307
Dime Community Bancshares, Inc.	51,879	871,567
Doral Financial Corp. (a)	7,972	91,678
ESB Financial Corp.	9,498	124,519
ESSA Bancorp, Inc.	4,298	48,267
Essent Group Ltd.	38,008	881,786
EverBank Financial Corp.	121,901	2,184,466
Farmer Mac Class C (non-vtg.)	8,894	279,805
First Defiance Financial Corp.	6,145	170,032
First Financial Northwest, Inc.	2,197	22,717
Flagstar Bancorp, Inc. (a)	37,206	823,741
Fox Chase Bancorp, Inc.	14,307	245,222
Franklin Financial Corp./VA (a)	16,347	323,671
HF Financial Corp.	2,735	36,321
Hingham Institution for Savings	1,505	117,842
Home Loan Servicing Solutions Ltd. (d)	65,442	1,342,870
HomeStreet, Inc.	7,892	148,685
Hudson City Bancorp, Inc.	532,335	5,057,183
IF Bancorp, Inc.	3,112	51,192
Impac Mortgage Holdings, Inc. (a)(d)	5,393	37,751
Kearny Financial Corp. (a)	2,196	27,626
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	18,150
MGIC Investment Corp. (a)(d)	403,619	3,616,426
NASB Financial, Inc.	1,203	30,484
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	530,386
New York Community Bancorp, Inc. (d)	541,088	8,646,586
Northfield Bancorp, Inc.	23,534	297,940
Northwest Bancshares, Inc.	92,094	1,321,549
OceanFirst Financial Corp.	5,851	110,467
Ocwen Financial Corp. (a)	133,402	4,994,571
Oritani Financial Corp.	41,599	651,440
PennyMac Financial Services, Inc.	12,245	211,716
People's United Financial, Inc.	329,770	4,672,841
Peoples Federal Bancshares, Inc.	1,156	20,739
Poage Bankshares, Inc.	2,365	32,661
Provident Financial Holdings, Inc.	3,066	47,124
Provident Financial Services, Inc.	56,391	1,046,617
Radian Group, Inc.	200,792	3,122,316
Riverview Bancorp, Inc. (a)	6,875	23,238

	Shares	Value
Rockville Financial, Inc.	26,525	$ 349,334
Security National Financial Corp. Class A	10,153	39,495
Simplicity Bancorp, Inc.	10,338	182,362
Territorial Bancorp, Inc.	13,244	294,017
TFS Financial Corp. (a)	149,374	1,765,601
Timberland Bancorp, Inc.	5,034	53,813
Tree.com, Inc. (a)	3,275	110,728
Trustco Bank Corp., New York	86,500	584,740
United Community Financial Corp. (a)	29,429	109,182
United Financial Bancorp, Inc.	9,158	161,272
Walker & Dunlop, Inc. (a)	10,954	184,356
Washington Federal, Inc.	113,789	2,551,149
Westfield Financial, Inc.	28,907	219,404
WSFS Financial Corp.	10,396	741,131
		57,161,829
TOTAL FINANCIALS		3,994,753,449
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Aastrom Biosciences, Inc. (a)	3,923	13,221
ACADIA Pharmaceuticals, Inc. (a)(d)	82,586	2,337,184
Acceleron Pharma, Inc. (d)	12,418	582,777
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	253,904
Acorda Therapeutics, Inc. (a)	40,293	1,476,336
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	1,534,759
Agenus, Inc. (a)(d)	22,142	108,274
Agios Pharmaceuticals, Inc. (d)	7,262	227,010
Alexion Pharmaceuticals, Inc. (a)	219,098	38,736,526
Alkermes PLC (a)(d)	151,179	7,357,882
Alnylam Pharmaceuticals, Inc. (a)(d)	62,752	5,097,972
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	651,337
Amgen, Inc.	847,536	105,111,415
Amicus Therapeutics, Inc. (a)(d)	25,384	63,968
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	535,515
Anthera Pharmaceuticals, Inc. (a)	5,648	16,718
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,695,777
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	1,679,482
ArQule, Inc. (a)	65,290	146,903
Array BioPharma, Inc. (a)(d)	101,050	487,061
Arrowhead Research Corp. (a)	20,335	395,312
Athersys, Inc. (a)(d)	49,216	186,036
AVEO Pharmaceuticals, Inc. (a)	43,200	80,784
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	934,393
Biogen Idec, Inc. (a)	265,622	90,492,103
BioMarin Pharmaceutical, Inc. (a)	169,338	13,716,378
Biospecifics Technologies Corp. (a)	1,441	34,195
Biota Pharmaceuticals, Inc. (a)	5,848	38,714
BioTime, Inc. (a)(d)	32,076	115,153
Bluebird Bio, Inc. (d)	7,366	187,833
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	58,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cel-Sci Corp. (a)(d)	28,340	$ 31,457
Celgene Corp. (a)	463,123	74,447,022
Cell Therapeutics, Inc. (a)(d)	129,276	497,713
Celldex Therapeutics, Inc. (a)(d)	107,399	3,138,199
Cellular Dynamics International, Inc. (d)	4,597	68,449
Celsion Corp. (a)	10,682	39,844
Cepheid, Inc. (a)(d)	80,169	4,301,869
Chelsea Therapeutics International Ltd. (a)(d)	75,408	430,580
ChemoCentryx, Inc. (a)(d)	15,137	115,041
Chimerix, Inc.	17,212	344,240
Cleveland Biolabs, Inc. (a)	35,489	24,945
Clovis Oncology, Inc. (a)	39,949	3,180,739
Codexis, Inc. (a)	21,294	39,607
Conatus Pharmaceuticals, Inc. (d)	7,362	82,602
Coronado Biosciences, Inc. (a)(d)	18,457	52,418
Cubist Pharmaceuticals, Inc. (a)(d)	78,426	6,236,436
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	210,627
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	44,733
Cytokinetics, Inc. (a)	26,522	261,242
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)	25,756	152,476
DARA BioSciences, Inc. (a)	1,702	4,970
Dendreon Corp. (a)(d)	131,169	377,767
Discovery Laboratories, Inc. (a)	38,893	102,678
Durata Therapeutics, Inc. (a)(d)	10,654	146,066
Dyax Corp. (a)(d)	146,558	1,417,216
Dynavax Technologies Corp. (a)(d)	275,972	513,308
Emergent BioSolutions, Inc. (a)	25,651	634,606
Enanta Pharmaceuticals, Inc. (d)	3,858	142,129
EntreMed, Inc. (a)	289	555
Enzon Pharmaceuticals, Inc.	43,430	41,693
Epizyme, Inc.	4,503	134,640
Esperion Therapeutics, Inc. (d)	6,156	95,726
Exact Sciences Corp. (a)(d)	79,977	1,075,691
Exelixis, Inc. (a)(d)	160,939	1,136,229
Foundation Medicine, Inc. (d)	12,644	450,506
Galectin Therapeutics, Inc. (a)(d)	13,518	227,913
Galena Biopharma, Inc. (a)(d)	133,911	528,948
Genomic Health, Inc. (a)(d)	18,393	485,759
GenVec, Inc. (a)	8,140	29,223
Geron Corp. (a)(d)	128,101	609,120
Gilead Sciences, Inc. (a)(d)	1,722,310	142,590,045
GTx, Inc. (a)(d)	19,627	33,366
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,585,435
Harvard Apparatus (a)	3,080	15,585
Heat Biologics, Inc. (d)	3,136	23,144
Hemispherx Biopharma, Inc. (a)	130,774	51,133
Hyperion Therapeutics, Inc. (a)(d)	5,781	179,211
iBio, Inc. (a)	40,361	21,783

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	141,515	$ 965,132
Idera Pharmaceuticals, Inc. (a)	80,821	467,954
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	57,015
ImmunoGen, Inc. (a)(d)	90,051	1,476,836
Immunomedics, Inc. (a)(d)	54,782	259,667
Incyte Corp. (a)(d)	167,261	10,748,192
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	644,871
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	577,082
Insmed, Inc. (a)(d)	32,411	648,544
Insys Therapeutics, Inc. (a)(d)	4,354	292,937
Intercept Pharmaceuticals, Inc. (a)	12,590	5,168,195
InterMune, Inc. (a)	93,683	2,814,237
Intrexon Corp. (d)	13,260	344,495
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,177,501
Isis Pharmaceuticals, Inc. (a)(d)	138,050	7,040,550
IsoRay, Inc. (a)(d)	31,040	24,366
Karyopharm Therapeutics, Inc.	6,103	244,974
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,692,280
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	680,541
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	863,401
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,605,436
Lpath, Inc. (a)	7,871	36,521
Macrogenics, Inc.	4,799	167,965
MannKind Corp. (a)(d)	286,250	1,771,888
Mast Therapeutics, Inc. (a)	29,390	24,394
Medgenics, Inc. (a)(d)	4,479	38,654
Medivation, Inc. (a)(d)	85,572	6,153,483
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	477,896
Metabolix, Inc. (a)(d)	41,636	53,294
MiMedx Group, Inc. (a)	79,098	565,551
Momenta Pharmaceuticals, Inc. (a)	43,036	636,933
Myriad Genetics, Inc. (a)(d)	87,108	3,154,181
Nanosphere, Inc. (a)(d)	36,229	86,950
NanoViricides, Inc. (a)(d)	32,620	129,828
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	211,725
Neuralstem, Inc. (a)	54,208	193,523
Neurocrine Biosciences, Inc. (a)	83,489	1,471,911
NewLink Genetics Corp. (a)(d)	12,482	551,704
Northwest Biotherapeutics, Inc. (a)(d)	40,748	288,903
Novavax, Inc. (a)(d)	198,633	1,271,251
NPS Pharmaceuticals, Inc. (a)(d)	102,906	3,599,652
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	116,426
OncoMed Pharmaceuticals, Inc. (d)	5,827	201,148
Onconova Therapeutics, Inc. (d)	6,241	53,049
Oncothyreon, Inc. (a)	43,661	134,912
Opexa Therapeutics, Inc. (a)(d)	5,726	10,421
Ophthotech Corp. (d)	12,066	406,262
Opko Health, Inc. (a)(d)	254,677	2,424,525
Oragenics, Inc. (a)	9,973	37,299
Orexigen Therapeutics, Inc. (a)(d)	77,934	540,862
Organovo Holdings, Inc. (a)(d)	69,396	713,391
Osiris Therapeutics, Inc. (a)(d)	18,170	277,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)	10,225	$ 110,328
OXiGENE, Inc. (a)	561	1,195
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	8,883
Palatin Technologies, Inc. (a)(d)	9,275	9,739
PDL BioPharma, Inc. (d)	181,078	1,551,838
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	153,673
Pharmacyclics, Inc. (a)	74,587	10,342,233
PharmAthene, Inc. (a)(d)	51,372	96,579
Portola Pharmaceuticals, Inc. (d)	6,348	154,828
Progenics Pharmaceuticals, Inc. (a)(d)	45,935	214,516
Prothena Corp. PLC (a)	18,701	673,423
PTC Therapeutics, Inc. (a)	10,292	322,757
Puma Biotechnology, Inc. (a)(d)	28,653	3,331,198
Raptor Pharmaceutical Corp. (a)(d)	62,748	993,301
Receptos, Inc.	18,327	850,098
Regeneron Pharmaceuticals, Inc. (a)	88,505	29,427,913
Regulus Therapeutics, Inc. (a)(d)	11,075	124,372
Repligen Corp. (a)(d)	22,058	330,208
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	60,750
Rigel Pharmaceuticals, Inc. (a)	75,480	259,651
Sangamo Biosciences, Inc. (a)(d)	84,275	1,533,805
Sarepta Therapeutics, Inc. (a)(d)	40,979	1,189,620
Seattle Genetics, Inc. (a)(d)	128,581	6,762,075
SIGA Technologies, Inc. (a)(d)	72,968	234,227
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	347,853
StemCells, Inc. (a)(d)	41,468	60,958
Stemline Therapeutics, Inc. (d)	10,674	276,030
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	213,812
Synageva BioPharma Corp. (a)(d)	21,459	2,460,704
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	673,879
Synta Pharmaceuticals Corp. (a)(d)	94,692	585,197
Synthetic Biologics, Inc. (a)	46,314	125,048
Targacept, Inc. (a)(d)	18,977	93,557
Telik, Inc. (a)	380	528
TESARO, Inc. (a)(d)	12,275	405,198
Tetraphase Pharmaceuticals, Inc.	10,243	139,305
TG Therapeutics, Inc. (a)(d)	7,226	47,692
Theravance, Inc. (a)(d)	88,275	3,266,175
Threshold Pharmaceuticals, Inc. (a)	37,822	189,110
Trovagene, Inc. (a)(d)	4,592	28,746
United Therapeutics Corp. (a)(d)	53,357	5,411,467
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	667,142
Verastem, Inc. (a)(d)	13,711	183,316
Vertex Pharmaceuticals, Inc. (a)	268,044	21,674,038
Vical, Inc. (a)(d)	65,666	99,812
XOMA Corp. (a)	72,501	606,108
Zalicus, Inc. (a)(d)	17,476	26,389
ZIOPHARM Oncology, Inc. (a)(d)	79,220	337,477
		682,179,876
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	23,291	883,893

	Shares	Value
Abbott Laboratories	1,738,741	$ 69,167,117
Abiomed, Inc. (a)(d)	36,354	1,024,819
Accuray, Inc. (a)(d)	58,561	549,302
Alere, Inc. (a)	93,479	3,434,418
Align Technology, Inc. (a)(d)	76,057	3,980,063
Alphatec Holdings, Inc. (a)	36,801	51,889
Analogic Corp.	12,756	1,202,381
Angiodynamics, Inc. (a)	26,377	406,206
Anika Therapeutics, Inc. (a)	9,287	365,629
Antares Pharma, Inc. (a)(d)	97,369	433,292
ArthroCare Corp. (a)	39,236	1,893,137
Atossa Genetics, Inc. (a)(d)	789	1,736
Atricure, Inc. (a)	12,717	264,386
Atrion Corp.	1,172	339,212
Bacterin International Holdings, Inc. (a)(d)	9,747	6,492
Baxano Surgical, Inc. (a)(d)	18,036	27,415
Baxter International, Inc.	605,834	42,105,463
Becton, Dickinson & Co.	213,454	24,594,170
BioLase Technology, Inc. (d)	31,016	95,839
Boston Scientific Corp. (a)	1,493,547	19,565,466
BSD Medical Corp. (a)(d)	46,363	53,317
C.R. Bard, Inc.	84,581	12,193,197
Cantel Medical Corp.	48,934	1,583,015
Cardica, Inc. (a)	23,778	27,107
Cardiovascular Systems, Inc. (a)(d)	37,106	1,298,710
CareFusion Corp. (a)	231,213	9,371,063
Cerus Corp. (a)(d)	66,771	431,341
Cesca Therapeutics, Inc. (a)(d)	15,844	35,174
CONMED Corp.	26,543	1,237,435
Covidien PLC	520,911	37,479,546
Cryolife, Inc.	20,961	208,772
Cutera, Inc. (a)	15,449	165,304
Cyberonics, Inc. (a)(d)	26,017	1,781,384
Cynosure, Inc. Class A (a)	17,160	528,185
Delcath Systems, Inc. (a)(d)	119,898	37,516
DENTSPLY International, Inc.	165,101	7,492,283
Derma Sciences, Inc. (a)	7,901	116,066
DexCom, Inc. (a)	82,473	3,719,532
Echo Therapeutics, Inc. (a)(d)	2,009	6,288
Edwards Lifesciences Corp. (a)(d)	125,427	8,749,788
Endologix, Inc. (a)(d)	68,176	920,376
EnteroMedics, Inc. (a)(d)	53,456	129,898
ERBA Diagnostics, Inc. (a)(d)	3,094	7,890
Exactech, Inc. (a)	3,102	72,277
Fonar Corp. (a)	719	16,293
Genmark Diagnostics, Inc. (a)(d)	33,235	414,108
Globus Medical, Inc. (a)	81,315	1,923,913
Greatbatch, Inc. (a)	22,320	967,126
Haemonetics Corp. (a)(d)	65,465	2,388,163
Hansen Medical, Inc. (a)(d)	48,696	113,949
HeartWare International, Inc. (a)(d)	17,704	1,700,115
Hill-Rom Holdings, Inc.	58,209	2,202,046
Hologic, Inc. (a)(d)	312,892	6,814,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)(d)	17,344	$ 1,003,524
IDEXX Laboratories, Inc. (a)(d)	62,216	7,832,994
Insulet Corp. (a)(d)	65,054	3,084,210
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,148,811
Intuitive Surgical, Inc. (a)	43,523	19,360,336
Invacare Corp.	28,414	563,165
Kewaunee Scientific Corp.	1,376	22,374
LeMaitre Vascular, Inc.	3,845	31,491
Masimo Corp. (a)(d)	62,689	1,601,704
Medical Action Industries, Inc. (a)	18,788	137,528
Medtronic, Inc.	1,114,252	66,030,574
MELA Sciences, Inc. (a)(d)	40,114	28,280
Meridian Bioscience, Inc. (d)	44,602	930,398
Merit Medical Systems, Inc. (a)	38,544	581,629
Misonix, Inc. (a)	2,579	17,279
Natus Medical, Inc. (a)	24,629	618,188
Neogen Corp. (a)	37,855	1,639,879
NuVasive, Inc. (a)(d)	44,714	1,643,240
NxStage Medical, Inc. (a)	54,843	760,672
OraSure Technologies, Inc. (a)	46,551	323,064
Orthofix International NV (a)	16,427	365,008
PhotoMedex, Inc. (a)(d)	6,551	95,907
Quidel Corp. (a)(d)	35,813	1,003,480
ResMed, Inc. (d)	155,104	6,827,678
Retractable Technologies, Inc. (a)	5,248	18,893
Rockwell Medical Technologies, Inc. (a)(d)	40,985	520,100
RTI Biologics, Inc. (a)	29,474	110,822
Sirona Dental Systems, Inc. (a)(d)	67,791	4,776,554
St. Jude Medical, Inc.	324,571	21,850,120
Staar Surgical Co. (a)	22,695	321,361
Stereotaxis, Inc. (a)	3,270	16,219
Steris Corp.	82,536	3,809,036
Stryker Corp.	333,990	26,799,358
SurModics, Inc. (a)	19,525	486,173
Symmetry Medical, Inc. (a)	29,367	310,703
Synergetics U.S.A., Inc. (a)	3,622	12,532
Tandem Diabetes Care, Inc.	11,476	295,507
TearLab Corp. (a)(d)	17,390	139,990
Teleflex, Inc.	53,220	5,427,908
The Cooper Companies, Inc. (d)	58,635	7,517,593
The Spectranetics Corp. (a)	40,582	1,215,837
Thoratec Corp. (a)	57,172	2,123,368
Tornier NV (a)	21,770	417,984
Unilife Corp. (a)(d)	142,037	657,631
Uroplasty, Inc. (a)	1,597	6,580
Varian Medical Systems, Inc. (a)(d)	116,002	9,724,448
Vascular Solutions, Inc. (a)	2,125	55,293
Vermillion, Inc. (a)(d)	5,249	17,847
Volcano Corp. (a)(d)	51,974	1,115,362
West Pharmaceutical Services, Inc.	83,154	3,790,159
Wright Medical Group, Inc. (a)(d)	47,593	1,514,409

	Shares	Value
Zeltiq Aesthetics, Inc. (a)(d)	23,737	$ 450,766
Zimmer Holdings, Inc.	197,443	18,528,051
		502,260,307
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(d)	44,959	2,222,773
Accretive Health, Inc. (a)(d)	67,415	558,196
Aetna, Inc.	410,919	29,877,920
Air Methods Corp. (a)(d)	37,158	2,007,275
Alliance Healthcare Services, Inc. (a)	17,141	516,630
Almost Family, Inc. (a)	9,932	272,335
Amedisys, Inc. (a)(d)	30,453	516,483
AmerisourceBergen Corp.	242,456	16,450,640
AMN Healthcare Services, Inc. (a)	76,320	1,063,138
AmSurg Corp. (a)	32,040	1,405,274
Bio-Reference Laboratories, Inc. (a)(d)	31,917	806,223
BioScrip, Inc. (a)(d)	61,696	439,892
BioTelemetry, Inc. (a)	34,161	383,970
Brookdale Senior Living, Inc. (a)	136,171	4,567,175
Capital Senior Living Corp. (a)	26,619	676,655
Cardinal Health, Inc.	378,369	27,064,735
Centene Corp. (a)(d)	59,283	3,775,141
Chemed Corp. (d)	19,372	1,638,871
Chindex International, Inc. (a)	9,187	176,850
Cigna Corp.	313,010	24,912,466
Community Health Systems, Inc. (a)	133,147	5,526,932
Corvel Corp. (a)	17,696	814,193
Cross Country Healthcare, Inc. (a)	40,427	420,441
DaVita HealthCare Partners, Inc. (a)	194,861	13,392,797
Emeritus Corp. (a)	47,874	1,509,467
Envision Healthcare Holdings, Inc.	72,467	2,439,239
ExamWorks Group, Inc. (a)(d)	29,906	1,087,980
Express Scripts Holding Co. (a)	897,442	67,586,357
Five Star Quality Care, Inc. (a)	32,241	186,675
Gentiva Health Services, Inc. (a)	24,132	258,454
Hanger, Inc. (a)	33,622	1,191,900
HCA Holdings, Inc. (a)	345,647	17,697,126
Health Net, Inc. (a)	90,547	3,083,125
HealthSouth Corp. (d)	110,704	3,617,807
Healthways, Inc. (a)(d)	33,821	505,962
Henry Schein, Inc. (a)(d)	98,971	11,781,508
Hooper Holmes, Inc. (a)	6,267	3,510
Humana, Inc.	170,662	19,192,649
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,055,704
Kindred Healthcare, Inc.	69,839	1,512,713
Laboratory Corp. of America Holdings (a)(d)	96,901	9,064,120
Landauer, Inc.	14,935	723,750
LCA-Vision, Inc. (a)	27,238	148,175
LHC Group, Inc. (a)	12,810	301,804
LifePoint Hospitals, Inc. (a)(d)	49,772	2,700,131
Magellan Health Services, Inc. (a)	33,160	2,027,402
McKesson Corp.	255,109	45,167,048
MEDNAX, Inc. (a)(d)	110,274	6,706,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(d)	24,412	$ 919,844
MWI Veterinary Supply, Inc. (a)(d)	16,104	2,623,664
National Healthcare Corp.	6,159	317,189
National Research Corp.:
Class A (a)	960	16,800
Class B (d)	3,356	134,408
NeoStem, Inc. (a)(d)	15,337	107,359
Omnicare, Inc.	126,227	7,434,770
Owens & Minor, Inc.	59,970	2,082,158
Patterson Companies, Inc. (d)	106,597	4,387,533
PDI, Inc. (a)	1,365	6,484
PharMerica Corp. (a)	29,176	703,142
Premier, Inc. (d)	38,595	1,291,003
Providence Service Corp. (a)	13,245	352,185
Quest Diagnostics, Inc. (d)	161,387	8,553,511
RadNet, Inc. (a)	27,076	52,527
Select Medical Holdings Corp.	68,408	766,854
Sharps Compliance Corp. (a)	5,184	24,883
Skilled Healthcare Group, Inc. (a)(d)	27,157	130,625
Surgical Care Affiliates, Inc.	14,337	436,132
Team Health Holdings, Inc. (a)(d)	79,380	3,573,688
Tenet Healthcare Corp. (a)	109,083	4,812,742
The Ensign Group, Inc.	18,939	749,984
Triple-S Management Corp. (a)	20,220	338,685
U.S. Physical Therapy, Inc.	11,240	372,943
UnitedHealth Group, Inc.	1,126,842	87,071,081
Universal American Spin Corp.	33,569	251,432
Universal Health Services, Inc. Class B	113,232	9,090,265
VCA Antech, Inc. (a)	87,077	2,696,775
Wellcare Health Plans, Inc. (a)	52,863	3,267,991
WellPoint, Inc.	330,284	29,920,428
		511,523,561
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	3,269,620
athenahealth, Inc. (a)(d)	41,563	8,057,819
Authentidate Holding Corp. (a)	816	857
Cerner Corp. (a)(d)	329,819	20,240,992
CollabRx, Inc. (a)	87	279
Computer Programs & Systems, Inc.	21,937	1,501,149
HealthStream, Inc. (a)(d)	34,016	980,341
HMS Holdings Corp. (a)(d)	102,544	2,098,050
MedAssets, Inc. (a)	61,276	1,488,394
Medidata Solutions, Inc. (a)(d)	52,930	3,392,813
Merge Healthcare, Inc. (a)(d)	37,852	95,009
Omnicell, Inc. (a)	38,848	1,118,045
Quality Systems, Inc.	52,869	923,093
Veeva Systems, Inc. Class A (d)	21,176	747,513
Vocera Communications, Inc. (a)(d)	14,570	247,981
		44,161,955

	Shares	Value
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	$ 361,770
Affymetrix, Inc. (a)(d)	55,779	430,614
Agilent Technologies, Inc.	366,572	20,868,944
Albany Molecular Research, Inc. (a)(d)	23,897	372,793
Apricus Biosciences, Inc. (a)(d)	18,211	42,523
BG Medicine, Inc. (a)(d)	3,134	4,074
Bio-Rad Laboratories, Inc. Class A (a)	24,617	3,193,317
Bruker BioSciences Corp. (a)	117,243	2,666,106
Cambrex Corp. (a)	26,613	534,123
Charles River Laboratories International, Inc. (a)	45,219	2,686,461
Covance, Inc. (a)(d)	69,154	7,161,588
Enzo Biochem, Inc. (a)	14,697	54,526
Fluidigm Corp. (a)	33,180	1,554,483
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	852,294
Harvard Bioscience, Inc. (a)	12,320	60,122
Illumina, Inc. (a)(d)	140,797	24,145,278
Luminex Corp. (a)	39,871	736,816
Mettler-Toledo International, Inc. (a)(d)	36,042	8,857,682
Nanostring Technologies, Inc.	6,707	126,762
NeoGenomics, Inc. (a)(d)	21,535	77,095
Pacific Biosciences of California, Inc. (a)	41,271	274,865
PAREXEL International Corp. (a)	64,767	3,469,568
PerkinElmer, Inc.	134,059	6,075,554
pSivida Corp. (a)(d)	25,265	110,661
Quintiles Transnational Holdings, Inc.	25,574	1,384,832
Sequenom, Inc. (a)(d)	91,772	217,500
Techne Corp.	39,549	3,513,533
Thermo Fisher Scientific, Inc.	445,114	55,434,498
Waters Corp. (a)	93,206	10,383,148
		155,651,530
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,788,172	91,035,837
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	196,390
Actavis PLC (a)	193,171	42,656,020
Acura Pharmaceuticals, Inc. (a)	2,885	5,712
Akorn, Inc. (a)(d)	79,308	2,047,733
Alexza Pharmaceuticals, Inc. (a)	13,886	76,095
Alimera Sciences, Inc. (a)(d)	3,741	25,102
Allergan, Inc.	335,503	42,608,881
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,262
ANI Pharmaceuticals, Inc. (a)	3,574	108,221
Aratana Therapeutics, Inc. (d)	7,153	167,166
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,508,195
AVANIR Pharmaceuticals Class A (a)	141,865	590,158
Biodel, Inc. (a)(d)	8,109	25,543
Biodelivery Sciences International, Inc. (a)(d)	15,298	143,342
Bristol-Myers Squibb Co.	1,848,869	99,413,686
Cadence Pharmaceuticals, Inc. (a)	96,716	1,353,057
Cempra, Inc. (a)	20,803	236,946
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	5,322	$ 36,349
Corcept Therapeutics, Inc. (a)(d)	36,105	118,424
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,142
DepoMed, Inc. (a)(d)	51,564	621,346
Durect Corp. (a)	121,504	168,891
Eli Lilly & Co.	1,106,346	65,949,285
Endo Health Solutions, Inc. (a)(d)	153,698	12,268,174
Endocyte, Inc. (a)(d)	47,373	623,902
Forest Laboratories, Inc. (a)	269,775	26,321,947
Hi-Tech Pharmacal Co., Inc. (a)	12,868	557,956
Horizon Pharma, Inc. (a)(d)	61,460	751,041
Hospira, Inc. (a)	214,554	9,285,897
Impax Laboratories, Inc. (a)	76,645	1,975,142
Jazz Pharmaceuticals PLC (a)	64,644	9,822,333
Johnson & Johnson	3,156,660	290,791,519
Lannett Co., Inc. (a)(d)	27,670	1,186,766
Mallinckrodt PLC (a)(d)	76,544	5,181,263
Merck & Co., Inc.	3,275,273	186,657,808
Mylan, Inc. (a)	432,560	24,037,359
Nektar Therapeutics (a)(d)	149,616	1,919,573
Ocera Therapeutics, Inc. (a)(d)	890	13,768
Omeros Corp. (a)(d)	38,961	520,519
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	3,326,295
Pain Therapeutics, Inc. (a)	34,536	195,128
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	32,858
Perrigo Co. PLC	148,774	24,464,397
Pfizer, Inc.	7,258,348	233,065,554
Pozen, Inc. (d)	23,223	184,855
Prestige Brands Holdings, Inc. (a)	52,110	1,484,614
Questcor Pharmaceuticals, Inc. (d)	62,679	3,807,749
Relypsa, Inc.	13,726	541,628
Repros Therapeutics, Inc. (a)(d)	21,711	424,450
Sagent Pharmaceuticals, Inc. (a)	25,120	531,539
Salix Pharmaceuticals Ltd. (a)(d)	73,563	7,938,919
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	214,425
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	357,984
Supernus Pharmaceuticals, Inc. (a)	9,151	91,876
The Medicines Company (a)(d)	85,688	2,617,768
TherapeuticsMD, Inc. (a)	93,850	644,750
Transcept Pharmaceuticals, Inc. (a)	2,494	8,305
Ventrus Biosciences, Inc. (a)	6,995	9,513
VIVUS, Inc. (a)(d)	111,051	669,638
XenoPort, Inc. (a)(d)	57,569	359,806
Zoetis, Inc. Class A	573,163	17,779,516
Zogenix, Inc. (a)	115,304	501,572
		1,220,478,889
TOTAL HEALTH CARE		3,116,256,118

	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.6%
AAR Corp.	45,448	$ 1,313,447
AeroVironment, Inc. (a)(d)	21,575	674,003
Alliant Techsystems, Inc.	36,077	4,862,819
American Science & Engineering, Inc.	13,204	868,163
API Technologies Corp. (a)	22,349	62,130
Ascent Solar Technologies, Inc. (a)(d)	33,082	24,113
Astronics Corp. (a)	14,668	981,289
Astrotech Corp. (a)(d)	8,707	23,335
BE Aerospace, Inc. (a)	108,614	9,150,730
Breeze Industrial Products Corp. (a)	1,281	12,298
CPI Aerostructures, Inc. (a)(d)	3,805	54,678
Cubic Corp.	23,380	1,215,760
Curtiss-Wright Corp.	58,485	3,986,338
DigitalGlobe, Inc. (a)	87,334	2,714,341
Ducommun, Inc. (a)	15,643	434,875
Engility Holdings, Inc. (a)(d)	14,341	598,450
Erickson Air-Crane, Inc. (a)(d)	6,239	134,326
Esterline Technologies Corp. (a)	36,596	3,941,389
Exelis, Inc.	193,690	3,957,087
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,666,398
General Dynamics Corp. (d)	385,838	42,264,695
HEICO Corp. (d)	25,580	1,590,820
HEICO Corp. Class A	45,413	2,086,273
Hexcel Corp. (a)	105,445	4,745,025
Honeywell International, Inc.	879,783	83,086,707
Huntington Ingalls Industries, Inc.	51,071	5,175,024
Innovative Solutions & Support, Inc. (a)(d)	21,878	172,617
KEYW Holding Corp. (a)(d)	30,869	564,903
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	350,454
L-3 Communications Holdings, Inc.	103,771	11,975,173
LMI Aerospace, Inc. (a)(d)	6,877	102,536
Lockheed Martin Corp.	301,222	48,888,331
Micronet Enertec Technologies, Inc. (a)	3,018	16,207
Moog, Inc. Class A (a)	52,323	3,240,363
National Presto Industries, Inc.	4,216	324,801
Northrop Grumman Corp.	254,273	30,774,661
Orbital Sciences Corp. (a)	63,924	1,816,720
Precision Castparts Corp.	163,555	42,177,563
Raytheon Co.	362,581	35,500,306
Rockwell Collins, Inc. (d)	149,774	12,362,346
SIFCO Industries, Inc.	891	23,612
Sparton Corp. (a)	3,920	127,008
Spirit AeroSystems Holdings, Inc. Class A (a)	123,657	3,565,031
Sypris Solutions, Inc.	16,848	47,343
Taser International, Inc. (a)(d)	58,908	1,132,801
Teledyne Technologies, Inc. (a)	43,609	4,272,810
Textron, Inc.	315,614	12,529,876
The Boeing Co.	774,186	99,808,059
TransDigm Group, Inc.	58,956	10,502,422
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc.	65,091	$ 4,243,933
United Technologies Corp.	942,267	110,264,084
		610,408,473
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	692,670
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,094,081
C.H. Robinson Worldwide, Inc.	169,940	8,813,088
Echo Global Logistics, Inc. (a)	11,731	186,758
Expeditors International of Washington, Inc.	229,912	9,083,823
FedEx Corp.	337,318	44,974,609
Forward Air Corp.	38,499	1,665,467
Hub Group, Inc. Class A (a)(d)	45,548	1,779,560
Pacer International, Inc. (a)	35,751	320,686
Park-Ohio Holdings Corp. (a)	6,346	334,053
Radiant Logistics, Inc. (a)	14,104	38,786
United Parcel Service, Inc. Class B	794,382	76,077,964
UTi Worldwide, Inc. (d)	106,552	1,048,472
XPO Logistics, Inc. (a)	37,140	1,167,682
		147,277,699
Airlines - 0.4%
Alaska Air Group, Inc.	74,312	6,438,392
Allegiant Travel Co.	24,598	2,441,597
American Airlines Group, Inc. (a)(d)	209,909	7,751,939
Delta Air Lines, Inc.	944,561	31,368,871
Hawaiian Holdings, Inc. (a)(d)	71,807	864,556
JetBlue Airways Corp. (a)(d)	285,846	2,524,020
Republic Airways Holdings, Inc. (a)	81,894	784,545
SkyWest, Inc.	63,299	803,897
Southwest Airlines Co.	753,609	16,910,986
Spirit Airlines, Inc. (a)	81,901	4,625,768
United Continental Holdings, Inc. (a)(d)	402,944	18,116,362
		92,630,933
Building Products - 0.3%
A.O. Smith Corp.	98,582	4,899,525
AAON, Inc. (d)	50,511	1,509,269
Allegion Plc	94,511	5,136,673
American Woodmark Corp. (a)	9,343	300,004
Apogee Enterprises, Inc.	33,247	1,138,045
Armstrong World Industries, Inc. (a)	49,085	2,694,276
Builders FirstSource, Inc. (a)	87,836	756,268
Fortune Brands Home & Security, Inc.	177,871	8,313,691
Gibraltar Industries, Inc. (a)	56,316	1,037,904
Griffon Corp.	38,833	481,529
Insteel Industries, Inc.	19,643	390,896
Lennox International, Inc.	51,841	4,763,151
Masco Corp.	405,986	9,479,773
Masonite International Corp. (a)	19,654	1,134,036
NCI Building Systems, Inc. (a)	22,930	391,186
Nortek, Inc. (a)	14,350	1,038,797

	Shares	Value
Owens Corning	130,235	$ 5,959,554
Patrick Industries, Inc. (a)	10,446	440,717
PGT, Inc. (a)	39,227	454,641
Ply Gem Holdings, Inc. (d)	16,220	207,778
Quanex Building Products Corp. (d)	44,676	868,501
Simpson Manufacturing Co. Ltd. (d)	50,637	1,790,018
Trex Co., Inc. (a)(d)	23,416	1,831,600
Universal Forest Products, Inc. (d)	26,737	1,490,053
USG Corp. (a)(d)	96,486	3,408,850
		59,916,735
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	53,056	1,497,771
ACCO Brands Corp. (a)(d)	120,265	711,969
Acorn Energy, Inc. (d)	16,876	57,378
ADT Corp. (d)	218,622	6,713,882
ARC Document Solutions, Inc. (a)	46,203	364,542
Casella Waste Systems, Inc. Class A (a)	64,851	347,601
CECO Environmental Corp. (d)	21,126	341,185
Cenveo, Inc. (a)(d)	104,135	353,018
Cintas Corp.	112,418	6,819,276
Clean Harbors, Inc. (a)(d)	65,972	3,117,837
Copart, Inc. (a)	124,595	4,538,996
Courier Corp.	17,378	286,216
Covanta Holding Corp.	154,806	2,786,508
Deluxe Corp. (d)	54,408	2,746,516
EnerNOC, Inc. (a)	25,460	552,227
Ennis, Inc.	21,290	336,382
Fuel Tech, Inc. (a)	51,934	331,858
G&K Services, Inc. Class A	20,257	1,268,696
Healthcare Services Group, Inc. (d)	92,468	2,490,163
Heritage-Crystal Clean, Inc. (a)(d)	7,679	138,990
Herman Miller, Inc.	61,359	1,729,097
HNI Corp.	49,416	1,756,739
Hudson Technologies, Inc. (a)(d)	5,394	16,883
Industrial Services of America, Inc. (a)(d)	1,620	5,881
InnerWorkings, Inc. (a)(d)	28,532	224,832
Interface, Inc.	56,426	1,086,765
Intersections, Inc.	12,865	78,862
Iron Mountain, Inc.	183,385	4,988,072
KAR Auction Services, Inc.	146,171	4,554,688
Kimball International, Inc. Class B	27,103	508,723
Knoll, Inc.	38,287	596,129
McGrath RentCorp.	21,172	685,338
Metalico, Inc. (a)	55,605	108,430
Mine Safety Appliances Co.	37,550	1,931,948
Mobile Mini, Inc.	51,612	2,323,056
Multi-Color Corp.	7,946	269,131
NL Industries, Inc.	6,707	75,320
Performant Financial Corp. (a)	31,038	245,511
Perma-Fix Environmental Services, Inc. (a)	6,937	24,141
Pitney Bowes, Inc.	221,034	5,625,315
Quad/Graphics, Inc.	28,077	628,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	225,027	$ 4,304,767
Republic Services, Inc.	307,369	10,484,357
Rollins, Inc.	104,837	3,130,433
Schawk, Inc. Class A	4,209	58,842
SP Plus Corp. (a)(d)	13,389	351,461
Standard Register Co. (a)	3,970	43,511
Steelcase, Inc. Class A	74,937	1,114,313
Stericycle, Inc. (a)	95,694	10,909,116
Swisher Hygiene, Inc. (Canada) (a)	177,418	86,935
Team, Inc. (a)(d)	18,138	784,287
Tetra Tech, Inc. (a)	66,137	1,910,037
The Brink's Co.	51,214	1,557,418
TRC Companies, Inc. (a)	13,255	91,460
Tyco International Ltd.	530,926	22,394,459
U.S. Ecology, Inc.	25,366	911,400
UniFirst Corp.	16,509	1,810,872
United Stationers, Inc.	42,632	1,817,402
Viad Corp.	19,833	476,984
Virco Manufacturing Co. (a)	2,682	7,027
Waste Connections, Inc.	164,872	7,134,011
Waste Management, Inc.	506,566	21,022,489
West Corp. (d)	20,707	520,160
		154,185,695
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	3,200,356
Aegion Corp. (a)(d)	40,317	933,339
Ameresco, Inc. Class A (a)	38,199	391,922
Argan, Inc.	7,465	213,424
Chicago Bridge & Iron Co. NV (d)	123,066	10,360,927
Comfort Systems U.S.A., Inc.	43,738	718,615
Dycom Industries, Inc. (a)	36,171	1,044,980
EMCOR Group, Inc.	78,469	3,670,780
Fluor Corp.	170,796	13,269,141
Foster Wheeler AG (d)	112,721	3,620,599
Furmanite Corp. (a)	40,654	481,343
Goldfield Corp.	41,171	95,928
Granite Construction, Inc. (d)	41,521	1,526,312
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	462,337
Integrated Electrical Services, Inc. (a)	13,442	73,528
Jacobs Engineering Group, Inc. (a)	160,940	9,761,011
KBR, Inc.	162,921	4,499,878
Layne Christensen Co. (a)(d)	24,456	434,339
MasTec, Inc. (a)(d)	84,984	3,479,245
MYR Group, Inc. (a)	25,270	588,033
Northwest Pipe Co. (a)	12,188	432,065
Orion Marine Group, Inc. (a)	21,656	244,496
Pike Corp. (a)	29,417	305,348
Primoris Services Corp.	35,637	1,114,369
Quanta Services, Inc. (a)	244,181	8,597,613
Sterling Construction Co., Inc. (a)	31,847	301,591

	Shares	Value
Tutor Perini Corp. (a)	46,969	$ 1,157,786
UniTek Global Services, Inc. (a)	18,062	28,899
URS Corp.	82,388	3,831,042
		74,839,246
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	35,673
Acuity Brands, Inc.	52,894	7,460,699
Allied Motion Technologies, Inc.	4,209	48,319
Altair Nanotechnologies, Inc. (a)(d)	10,605	57,373
American Superconductor Corp. (a)(d)	126,771	234,526
AMETEK, Inc.	270,508	14,401,846
AZZ, Inc. (d)	24,628	1,092,744
Babcock & Wilcox Co. (d)	118,199	3,895,839
Brady Corp. Class A	52,937	1,416,065
Broadwind Energy, Inc. (a)	15,938	153,802
Capstone Turbine Corp. (a)(d)	814,128	1,457,289
Eaton Corp. PLC	526,249	39,316,063
Emerson Electric Co.	776,096	50,648,025
Encore Wire Corp.	23,059	1,205,755
EnerSys	48,550	3,448,992
Enphase Energy, Inc. (a)(d)	22,269	179,711
Espey Manufacturing & Electronics Corp.	2,015	58,052
Franklin Electric Co., Inc.	44,071	1,921,055
FuelCell Energy, Inc. (a)(d)	246,058	479,813
Generac Holdings, Inc. (d)	81,773	4,658,608
General Cable Corp. (d)	55,434	1,706,259
Global Power Equipment Group, Inc.	10,454	191,517
GrafTech International Ltd. (a)(d)	132,891	1,289,043
Hubbell, Inc. Class B	60,658	7,251,057
II-VI, Inc. (a)	56,117	919,758
LSI Industries, Inc.	24,011	199,051
MagneTek, Inc. (a)	2,664	64,362
Ocean Power Technologies, Inc. (a)(d)	11,040	44,822
Plug Power, Inc. (a)(d)	108,624	507,274
Polypore International, Inc. (a)(d)	50,063	1,732,680
Powell Industries, Inc.	7,721	526,032
Power Solutions International, Inc. (a)(d)	3,494	258,905
PowerSecure International, Inc. (a)(d)	20,869	474,352
Preformed Line Products Co.	1,961	121,778
Real Goods Solar, Inc. Class A (a)(d)	22,046	83,995
Regal-Beloit Corp.	57,797	4,259,061
Revolution Lighting Technologies, Inc. (a)(d)	38,693	122,270
Rockwell Automation, Inc.	151,793	18,646,252
Roper Industries, Inc.	118,631	16,088,736
Sensata Technologies Holding BV (a)	179,473	7,293,783
SL Industries, Inc. (a)	3,648	96,672
SolarCity Corp. (a)(d)	54,174	4,602,623
Thermon Group Holdings, Inc. (a)(d)	33,050	802,785
Ultralife Corp. (a)	13,410	50,690
Vicor Corp. (a)	10,982	118,276
		199,622,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.9%
3M Co.	714,842	$ 96,310,663
Carlisle Companies, Inc.	71,430	5,665,828
Danaher Corp.	685,221	52,412,554
General Electric Co.	11,343,330	288,914,615
Raven Industries, Inc.	39,990	1,462,434
		444,766,094
Machinery - 2.2%
Accuride Corp. (a)(d)	79,004	348,408
Actuant Corp. Class A	71,032	2,490,382
Adept Technology, Inc. (a)	17,085	287,711
AGCO Corp.	95,174	4,994,732
Alamo Group, Inc.	17,898	941,077
Albany International Corp. Class A	47,080	1,698,646
Altra Industrial Motion Corp.	25,498	902,629
American Railcar Industries, Inc.	11,797	816,942
Ampco-Pittsburgh Corp.	10,414	212,966
Astec Industries, Inc. (d)	19,808	796,678
Barnes Group, Inc.	47,337	1,820,108
Blount International, Inc. (a)	50,491	618,515
Briggs & Stratton Corp.	42,488	967,877
Caterpillar, Inc. (d)	709,570	68,807,003
Chart Industries, Inc. (a)(d)	32,250	2,694,810
CIRCOR International, Inc.	19,714	1,410,734
CLARCOR, Inc.	59,963	3,473,657
Colfax Corp. (a)	110,540	7,862,710
Columbus McKinnon Corp. (NY Shares) (a)	26,972	686,707
Commercial Vehicle Group, Inc. (a)	77,079	687,545
Crane Co.	52,315	3,736,337
Cummins, Inc.	194,981	28,451,628
Deere & Co.	423,519	36,392,988
Donaldson Co., Inc.	164,610	7,051,892
Douglas Dynamics, Inc. (d)	29,195	472,375
Dover Corp.	187,794	17,708,974
Dynamic Materials Corp.	17,783	369,175
Eastern Co.	2,354	37,452
Energy Recovery, Inc. (a)(d)	81,715	366,083
EnPro Industries, Inc. (a)(d)	22,235	1,592,693
ESCO Technologies, Inc.	28,907	1,036,027
ExOne Co. (d)	13,829	640,283
Federal Signal Corp. (a)	80,990	1,040,722
Flowserve Corp.	155,118	12,597,133
FreightCar America, Inc.	19,411	496,145
Gencor Industries, Inc. (a)	1,849	19,895
Global Brass & Copper Holdings, Inc.	9,550	161,682
Gorman-Rupp Co.	17,750	559,125
Graco, Inc.	71,760	5,599,433
Graham Corp.	12,124	421,551
Greenbrier Companies, Inc. (a)(d)	21,771	915,906
Hardinge, Inc.	14,874	219,392

	Shares	Value
Harsco Corp.	94,707	$ 2,379,040
Hurco Companies, Inc.	3,319	83,008
Hyster-Yale Materials Handling Class A	12,438	1,255,492
IDEX Corp.	88,258	6,625,528
Illinois Tool Works, Inc.	441,791	36,447,758
Ingersoll-Rand PLC	297,503	18,189,333
ITT Corp.	114,023	5,005,610
John Bean Technologies Corp.	23,559	710,539
Joy Global, Inc. (d)	114,975	6,323,625
Kadant, Inc.	18,429	739,924
Kennametal, Inc.	99,076	4,333,584
L.B. Foster Co. Class A	10,636	494,468
Lincoln Electric Holdings, Inc.	88,988	6,671,430
Lindsay Corp. (d)	16,477	1,398,238
Lydall, Inc. (a)	11,611	235,239
Manitex International, Inc. (a)(d)	11,053	165,684
Manitowoc Co., Inc. (d)	166,345	5,146,714
Meritor, Inc. (a)	118,384	1,469,145
Middleby Corp. (a)(d)	20,717	6,143,834
Miller Industries, Inc.	16,197	292,356
Mueller Industries, Inc.	29,480	1,841,910
Mueller Water Products, Inc. Class A	162,577	1,568,868
Navistar International Corp. (a)(d)	79,012	2,962,950
NN, Inc.	12,121	233,814
Nordson Corp.	68,102	4,982,342
Omega Flex, Inc.	258	5,766
Oshkosh Truck Corp.	95,506	5,523,112
PACCAR, Inc.	408,900	26,921,976
Pall Corp.	118,435	10,185,410
Parker Hannifin Corp.	164,290	19,805,160
Pentair Ltd.	221,668	17,912,991
PMFG, Inc. (a)(d)	15,367	100,500
Proto Labs, Inc. (a)(d)	23,655	1,842,725
RBC Bearings, Inc. (a)	25,318	1,626,682
Rexnord Corp. (a)	39,840	1,194,802
Snap-On, Inc.	66,115	7,416,120
SPX Corp.	46,613	5,019,288
Standex International Corp.	10,804	597,569
Stanley Black & Decker, Inc.	173,666	14,421,225
Sun Hydraulics Corp. (d)	22,598	955,895
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	232,963
Tennant Co.	17,192	1,053,182
Terex Corp.	120,683	5,374,014
Timken Co.	84,686	5,111,647
Titan International, Inc. (d)	48,022	910,497
Toro Co.	67,215	4,451,649
TriMas Corp. (a)	46,817	1,573,519
Trinity Industries, Inc.	83,300	5,981,773
Twin Disc, Inc.	8,286	205,244
Valmont Industries, Inc. (d)	30,830	4,489,773
Wabash National Corp. (a)(d)	74,589	1,007,697
WABCO Holdings, Inc. (a)	75,595	7,744,708
Wabtec Corp.	121,942	9,678,537
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	38,674	$ 2,383,092
Woodward, Inc.	78,842	3,436,723
Xerium Technologies, Inc. (a)	6,895	108,596
Xylem, Inc.	206,552	8,127,821
		513,507,817
Marine - 0.0%
Baltic Trading Ltd.	21,117	144,651
Eagle Bulk Shipping, Inc. (a)(d)	34,302	162,591
Genco Shipping & Trading Ltd. (a)(d)	76,288	125,112
International Shipholding Corp.	10,420	317,393
Kirby Corp. (a)	63,347	6,626,730
Matson, Inc.	37,893	913,979
		8,290,456
Professional Services - 0.4%
Acacia Research Corp. (d)	48,838	748,687
Advisory Board Co. (a)(d)	38,842	2,488,995
Barrett Business Services, Inc.	6,681	467,670
CBIZ, Inc. (a)(d)	37,390	341,371
CDI Corp.	9,649	176,287
Corporate Executive Board Co.	37,937	2,836,929
CRA International, Inc. (a)	15,589	364,315
CTPartners Executive Search, Inc. (a)	859	6,013
Dun & Bradstreet Corp.	40,399	4,007,985
Equifax, Inc.	155,277	10,878,707
Exponent, Inc.	15,525	1,106,001
Franklin Covey Co. (a)	5,338	111,831
FTI Consulting, Inc. (a)(d)	68,234	1,991,750
GP Strategies Corp. (a)	13,487	392,741
Heidrick & Struggles International, Inc.	22,259	409,343
Hill International, Inc. (a)	13,945	62,753
Hudson Global, Inc. (a)	13,947	49,930
Huron Consulting Group, Inc. (a)	28,844	1,908,607
ICF International, Inc. (a)	17,107	691,465
IHS, Inc. Class A (a)	75,073	8,999,751
Insperity, Inc.	20,805	607,298
Kelly Services, Inc. Class A (non-vtg.)	19,294	485,437
Kforce, Inc.	25,995	569,550
Korn/Ferry International (a)	56,905	1,444,818
Manpower, Inc.	81,876	6,399,428
Mastech Holdings, Inc.	373	5,091
MISTRAS Group, Inc. (a)	12,788	281,848
Navigant Consulting, Inc. (a)	41,733	727,406
Nielsen Holdings B.V.	285,021	13,492,894
Odyssey Marine Exploration, Inc. (a)(d)	46,227	101,237
On Assignment, Inc. (a)	52,146	1,793,822
Pendrell Corp. (a)	150,288	228,438
RCM Technologies, Inc. (a)	9,908	68,464
Resources Connection, Inc.	43,312	593,374
Robert Half International, Inc.	170,458	6,978,551
RPX Corp. (a)	42,529	681,315

	Shares	Value
Spherix, Inc. (a)	11	$ 51
Towers Watson & Co.	75,492	8,236,177
TrueBlue, Inc. (a)	38,883	1,107,388
Verisk Analytics, Inc. (a)	175,777	11,199,632
VSE Corp.	1,834	88,582
WageWorks, Inc. (a)	36,355	2,150,398
		95,282,330
Road & Rail - 1.0%
AMERCO	7,919	1,844,652
Arkansas Best Corp.	25,682	854,183
Avis Budget Group, Inc. (a)(d)	135,454	6,364,983
Celadon Group, Inc.	62,978	1,429,601
Con-way, Inc. (d)	72,845	2,778,308
Covenant Transport Group, Inc. Class A (a)	9,633	95,945
CSX Corp.	1,133,651	31,413,469
Genesee & Wyoming, Inc. Class A (a)	61,185	6,052,420
Heartland Express, Inc. (d)	52,772	1,075,493
Hertz Global Holdings, Inc. (a)	494,988	13,864,614
J.B. Hunt Transport Services, Inc.	118,822	8,539,737
Kansas City Southern	125,208	11,759,535
Knight Transportation, Inc. (d)	54,848	1,178,135
Landstar System, Inc. (d)	49,655	2,865,590
Marten Transport Ltd.	31,198	608,049
Norfolk Southern Corp.	346,466	31,843,690
Old Dominion Freight Lines, Inc. (a)	69,360	3,692,726
Patriot Transportation Holding, Inc. (a)	1,312	46,773
Providence & Worcester Railroad Co.	4,631	82,432
Quality Distribution, Inc. (a)	25,189	322,923
Roadrunner Transportation Systems, Inc. (a)	23,847	560,643
Ryder System, Inc.	50,983	3,840,040
Saia, Inc. (a)	26,740	923,600
Swift Transporation Co. (a)(d)	119,320	2,906,635
U.S.A. Truck, Inc. (a)	1,841	28,296
Union Pacific Corp.	514,413	92,789,817
Universal Truckload Services, Inc.	6,117	159,042
Werner Enterprises, Inc. (d)	41,229	1,065,770
YRC Worldwide, Inc. (a)(d)	9,461	247,878
		229,234,979
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	594,535
AeroCentury Corp. (a)(d)	688	11,703
Air Lease Corp. Class A	121,471	4,488,353
Aircastle Ltd.	65,692	1,294,132
Applied Industrial Technologies, Inc.	52,950	2,702,039
Beacon Roofing Supply, Inc. (a)(d)	65,628	2,480,082
BlueLinx Corp. (a)(d)	23,385	34,142
CAI International, Inc. (a)(d)	15,310	372,645
DXP Enterprises, Inc. (a)	10,800	1,099,008
Essex Rental Corp. (a)	16,688	52,567
Fastenal Co. (d)	297,869	14,056,438
GATX Corp.	53,842	3,493,807
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. (a)	32,737	$ 1,071,155
HD Supply Holdings, Inc. (a)(d)	66,187	1,540,171
Houston Wire & Cable Co.	15,647	217,650
Kaman Corp.	26,535	1,053,970
Lawson Products, Inc. (a)	4,764	70,174
MRC Global, Inc. (a)	114,871	2,954,482
MSC Industrial Direct Co., Inc. Class A (d)	57,280	4,944,982
Rush Enterprises, Inc. Class A (a)(d)	31,753	908,136
TAL International Group, Inc.	30,588	1,355,048
Textainer Group Holdings Ltd. (d)	14,461	527,393
Titan Machinery, Inc. (a)(d)	17,235	272,658
United Rentals, Inc. (a)(d)	99,613	8,799,812
W.W. Grainger, Inc.	68,361	17,433,422
Watsco, Inc.	30,156	2,966,747
WESCO International, Inc. (a)(d)	60,754	5,237,602
Willis Lease Finance Corp. (a)	2,006	35,907
		80,068,760
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	858,794
TOTAL INDUSTRIALS		2,710,890,293
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,545,276
Alliance Fiber Optic Products, Inc. (d)	19,146	230,518
Ambient Corp. (a)	1,932	3,651
Arris Group, Inc. (a)(d)	139,734	4,010,366
Aruba Networks, Inc. (a)(d)	133,375	2,735,521
Aviat Networks, Inc. (a)	66,605	129,880
Bel Fuse, Inc. Class B (non-vtg.)	7,032	133,608
Black Box Corp.	16,753	445,630
Blonder Tongue Laboratories, Inc. (a)	3,352	3,386
Brocade Communications Systems, Inc. (a)	517,605	4,953,480
CalAmp Corp. (a)(d)	30,277	970,075
Calix Networks, Inc. (a)	25,252	200,753
Ciena Corp. (a)(d)	106,654	2,620,489
Cisco Systems, Inc.	6,002,230	130,848,614
Clearfield, Inc. (a)	10,596	247,946
CommScope Holding Co., Inc. (d)	65,332	1,580,381
Communications Systems, Inc.	4,311	58,069
Comtech Telecommunications Corp.	22,438	718,240
Digi International, Inc. (a)	21,456	204,905
EchoStar Holding Corp. Class A (a)	42,704	2,127,513
EMCORE Corp. (a)(d)	29,659	144,736
Emulex Corp. (a)	91,750	667,940
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	576,197

	Shares	Value
F5 Networks, Inc. (a)	85,953	$ 9,655,960
Finisar Corp. (a)(d)	110,449	2,617,641
Harmonic, Inc. (a)	107,478	697,532
Harris Corp.	115,971	8,560,979
Infinera Corp. (a)(d)	140,398	1,168,111
InterDigital, Inc.	54,293	1,655,937
Interphase Corp. (a)	10,718	51,339
Ixia (a)	83,745	1,035,088
JDS Uniphase Corp. (a)	268,467	3,699,475
Juniper Networks, Inc. (a)	570,419	15,253,004
KVH Industries, Inc. (a)	23,641	305,678
Lantronix, Inc. (a)	71	181
Meru Networks, Inc. (a)(d)	20,865	88,050
Motorola Solutions, Inc.	252,045	16,685,379
NETGEAR, Inc. (a)(d)	37,791	1,291,696
Novatel Wireless, Inc. (a)	27,517	66,316
NumereX Corp. Class A (a)	2,670	39,623
Oclaro, Inc. (a)	126,427	356,524
Oplink Communications, Inc. (a)	15,273	267,583
Optical Cable Corp.	564	2,194
Palo Alto Networks, Inc. (a)	52,358	3,725,272
Parkervision, Inc. (a)(d)	100,275	501,375
PC-Tel, Inc.	2,259	19,653
Plantronics, Inc.	53,885	2,391,416
Polycom, Inc. (a)(d)	189,613	2,533,230
Procera Networks, Inc. (a)(d)	21,122	232,976
QUALCOMM, Inc.	1,892,307	142,471,794
Relm Wireless Corp. (a)	9,436	29,723
Riverbed Technology, Inc. (a)(d)	188,588	4,201,741
Ruckus Wireless, Inc. (a)	70,783	990,962
ShoreTel, Inc. (a)	56,073	492,882
Sonus Networks, Inc. (a)	287,303	1,071,640
Tessco Technologies, Inc.	4,838	184,231
Ubiquiti Networks, Inc. (a)(d)	20,342	1,005,098
ViaSat, Inc. (a)(d)	47,347	3,158,518
Westell Technologies, Inc. Class A (a)	20,974	86,623
Zhone Technologies, Inc. (a)(d)	5,862	22,803
Zoom Technologies, Inc. (a)	3,134	14,385
		381,789,786
Computers & Peripherals - 3.2%
3D Systems Corp. (a)(d)	106,440	8,085,182
Apple, Inc.	1,010,277	531,648,119
Astro-Med, Inc.	4,606	63,655
Concurrent Computer Corp.	6,675	55,136
Cray, Inc. (a)(d)	45,237	1,569,272
Crossroads Systems, Inc. (a)(d)	9,071	20,591
Dataram Corp. (a)	556	1,518
Diebold, Inc.	89,599	3,350,107
Dot Hill Systems Corp. (a)	109,713	584,770
Electronics for Imaging, Inc. (a)	55,580	2,478,868
EMC Corp. (d)	2,290,422	60,398,428
Fusion-io, Inc. (a)(d)	99,991	1,096,901
Hewlett-Packard Co.	2,158,308	64,490,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	41,790	$ 152,116
Imation Corp. (a)	19,750	126,400
Immersion Corp. (a)	59,681	713,188
Intevac, Inc. (a)	17,689	133,198
Lexmark International, Inc. Class A	71,862	3,028,265
NCR Corp. (a)	203,607	6,932,818
NetApp, Inc.	387,745	15,668,775
Overland Storage, Inc. (a)	5,087	5,290
QLogic Corp. (a)	107,276	1,225,092
Quantum Corp. (a)(d)	267,446	312,912
Qumu Corp. (a)	6,017	95,069
SanDisk Corp.	251,675	18,699,453
Scan-Optics, Inc. (a)	300	0
Seagate Technology	368,699	19,242,401
Silicon Graphics International Corp. (a)(d)	32,579	401,047
Super Micro Computer, Inc. (a)	48,860	986,483
Transact Technologies, Inc.	3,411	39,568
U.S.A. Technologies, Inc. (a)(d)	38,549	80,953
Video Display Corp. (a)	2,957	11,296
Western Digital Corp.	235,126	20,453,611
Xplore Technologies Corp. (a)	2,067	12,381
		762,163,106
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,990
Aeroflex Holding Corp. (a)	11,165	89,208
Agilysys, Inc. (a)	38,149	553,923
Amphenol Corp. Class A	175,748	15,469,339
Anixter International, Inc.	27,054	2,893,425
Arrow Electronics, Inc. (a)	128,186	7,259,173
Audience, Inc. (a)	9,607	112,594
Avnet, Inc.	154,170	6,711,020
AVX Corp.	71,883	922,259
Badger Meter, Inc.	35,716	1,961,523
Belden, Inc.	50,406	3,635,785
Benchmark Electronics, Inc. (a)	50,023	1,192,548
CDW Corp.	67,267	1,760,377
Checkpoint Systems, Inc. (a)	41,082	601,851
ClearSign Combustion Corp. (a)(d)	7,019	65,628
Cognex Corp. (a)	109,040	4,106,446
Coherent, Inc. (a)	23,544	1,604,524
Control4 Corp. (d)	4,856	101,539
Corning, Inc.	1,625,355	31,320,591
CTS Corp.	23,806	486,119
Daktronics, Inc.	32,196	456,217
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,227,863
DTS, Inc. (a)(d)	19,732	400,757
Echelon Corp. (a)	32,190	96,570
Electro Rent Corp.	12,184	221,383
Electro Scientific Industries, Inc.	21,640	204,065
eMagin Corp. (a)	5,084	13,523

	Shares	Value
Fabrinet (a)	24,522	$ 476,217
FARO Technologies, Inc. (a)	18,648	1,073,006
FEI Co.	46,062	4,728,264
FLIR Systems, Inc.	171,079	5,840,637
Frequency Electronics, Inc. (a)	430	4,945
Giga-Tronics, Inc. (a)	2,579	3,585
GSI Group, Inc. (a)	5,175	64,946
I. D. Systems Inc. (a)	6,071	36,365
Identive Group, Inc. (a)	106,182	92,378
IEC Electronics Corp. (a)	86	372
Ingram Micro, Inc. Class A (a)	191,225	5,631,576
Insight Enterprises, Inc. (a)	39,665	911,502
Intelli-Check, Inc. (a)	4,366	3,308
InvenSense, Inc. (a)(d)	57,254	1,153,668
IPG Photonics Corp. (a)(d)	46,113	3,309,530
Iteris, Inc. (a)	1,032	2,291
Itron, Inc. (a)(d)	38,500	1,347,500
Jabil Circuit, Inc.	217,842	4,032,255
KEMET Corp. (a)	34,374	195,244
KEY Tronic Corp. (a)	6,483	67,099
LightPath Technologies, Inc. Class A (a)	376	617
Littelfuse, Inc.	24,950	2,354,532
LoJack Corp. (a)	24,621	149,696
LRAD Corp. (a)	56,581	123,912
Maxwell Technologies, Inc. (a)(d)	38,769	396,219
Measurement Specialties, Inc. (a)	15,282	932,202
Mercury Systems, Inc. (a)(d)	23,393	259,662
Mesa Laboratories, Inc.	2,184	190,882
Methode Electronics, Inc. Class A	42,247	1,432,173
MicroVision, Inc. (a)	33,140	67,274
MOCON, Inc.	2,209	37,089
MTS Systems Corp.	16,730	1,187,161
Multi-Fineline Electronix, Inc. (a)	10,240	149,197
National Instruments Corp.	115,875	3,356,899
Neonode, Inc. (a)(d)	33,197	239,682
NetList, Inc. (a)(d)	104,599	200,307
Newport Corp. (a)	41,609	861,306
OSI Systems, Inc. (a)	22,707	1,395,799
Park Electrochemical Corp.	16,314	464,786
PC Connection, Inc.	12,636	255,879
PC Mall, Inc. (a)	4,077	39,588
Planar Systems, Inc. (a)	2,277	5,283
Plexus Corp. (a)	33,577	1,381,694
Pulse Electronics Corp. (a)	5,013	20,052
RadiSys Corp. (a)	9,220	38,263
RealD, Inc. (a)(d)	37,860	418,353
Research Frontiers, Inc. (a)(d)	16,855	101,299
RF Industries Ltd.	5,778	38,366
Richardson Electronics Ltd.	23,707	260,540
Rofin-Sinar Technologies, Inc. (a)	22,270	522,677
Rogers Corp. (a)	16,870	1,091,489
Sanmina Corp. (a)	78,959	1,339,145
ScanSource, Inc. (a)	24,927	978,634
Speed Commerce, Inc. (a)(d)	43,920	172,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	30,841	$ 1,834,423
TE Connectivity Ltd.	462,365	27,085,342
Tech Data Corp. (a)	39,838	2,294,669
Trimble Navigation Ltd. (a)(d)	301,758	11,512,068
TTM Technologies, Inc. (a)	53,211	446,972
Uni-Pixel, Inc. (a)(d)	12,876	126,957
Universal Display Corp. (a)(d)	48,773	1,684,619
Viasystems Group, Inc. (a)	4,710	61,042
Vishay Intertechnology, Inc.	163,262	2,308,525
Vishay Precision Group, Inc. (a)	9,596	164,379
Wayside Technology Group, Inc.	1,232	17,420
Wireless Telecom Group, Inc. (a)	11,200	40,320
Zebra Technologies Corp. Class A (a)	57,315	3,954,162
Zygo Corp. (a)	11,158	168,597
		185,608,246
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	208,821	12,765,228
Angie's List, Inc. (a)(d)	39,732	552,672
AOL, Inc. (a)(d)	89,529	3,919,580
Autobytel, Inc. (a)	1,148	18,092
Bankrate, Inc. (a)(d)	42,017	845,802
Bazaarvoice, Inc. (a)(d)	31,078	210,087
Benefitfocus, Inc.	9,816	635,880
Blucora, Inc. (a)(d)	40,993	788,705
Brightcove, Inc. (a)	25,472	247,078
BroadVision, Inc. (a)	490	6,326
Carbonite, Inc. (a)	9,443	95,941
ChannelAdvisor Corp. (a)	9,463	429,431
comScore, Inc. (a)	35,536	1,123,648
Constant Contact, Inc. (a)	30,835	850,121
Conversant, Inc. (a)(d)	68,992	1,715,141
Cornerstone OnDemand, Inc. (a)(d)	56,736	3,312,248
CoStar Group, Inc. (a)	32,267	6,486,958
Crexendo, Inc. (a)	6,585	20,677
Cvent, Inc.	5,589	219,536
Daegis, Inc. (a)	3,645	4,301
Dealertrack Technologies (a)(d)	45,834	2,478,244
Demand Media, Inc. (a)(d)	42,676	206,979
Demandware, Inc. (a)	37,767	2,836,679
Dice Holdings, Inc. (a)(d)	50,678	372,990
Digital River, Inc. (a)	35,934	638,547
E2open, Inc. (a)(d)	9,328	259,225
Earthlink Holdings Corp.	136,356	534,516
eBay, Inc. (a)	1,308,058	76,874,569
eGain Communications Corp. (a)(d)	8,558	71,716
Endurance International Group Holdings, Inc.	22,941	346,180
Envestnet, Inc. (a)	31,274	1,308,504
Equinix, Inc. (a)(d)	57,542	10,930,678
Facebook, Inc. Class A (a)	1,846,553	126,415,018
Global Eagle Entertainment, Inc. (a)(d)	63,441	1,115,293

	Shares	Value
GlowPoint, Inc. (a)	18,770	$ 24,776
Gogo, Inc. (d)	13,710	285,854
Google, Inc. Class A (a)	314,888	382,793,597
IAC/InterActiveCorp	87,877	6,813,104
Internap Network Services Corp. (a)	49,823	379,651
IntraLinks Holdings, Inc. (a)	36,458	423,277
Inuvo, Inc. (a)	9,640	11,954
iPass, Inc. (a)	33,662	52,176
j2 Global, Inc.	55,909	2,873,723
Limelight Networks, Inc. (a)	33,081	71,455
LinkedIn Corp. (a)(d)	109,767	22,396,859
Liquidity Services, Inc. (a)(d)	37,923	971,587
LivePerson, Inc. (a)(d)	55,381	724,383
Local Corp. (a)	28,399	45,154
LogMeIn, Inc. (a)	22,955	960,667
Marchex, Inc. Class B	28,685	339,630
Marin Software, Inc. (d)	7,083	81,100
Marketo, Inc.	21,521	882,361
Mediabistro, Inc. (a)	147	340
MeetMe, Inc. (a)(d)	18,724	49,806
Millennial Media, Inc. (a)(d)	34,415	207,867
Monster Worldwide, Inc. (a)	97,552	777,489
Move, Inc. (a)	35,516	458,512
NIC, Inc.	78,994	1,535,643
OpenTable, Inc. (a)(d)	23,366	1,862,037
Pandora Media, Inc. (a)	184,344	6,898,152
Perficient, Inc. (a)	34,438	702,880
QuinStreet, Inc. (a)	17,620	116,116
Rackspace Hosting, Inc. (a)(d)	132,627	4,876,695
RealNetworks, Inc. (a)	28,670	215,312
Rocket Fuel, Inc.	8,626	483,574
SciQuest, Inc. (a)(d)	19,825	585,234
Selectica, Inc. (a)	552	3,853
Shutterstock, Inc. (a)(d)	10,696	1,062,968
Spark Networks, Inc. (a)(d)	16,620	100,052
SPS Commerce, Inc. (a)	19,140	1,297,692
Stamps.com, Inc. (a)	12,471	438,730
Support.com, Inc. (a)	117,655	295,314
Synacor, Inc. (a)	20,037	52,697
TechTarget, Inc. (a)	1,217	8,434
Textura Corp. (d)	17,853	480,424
TheStreet.com, Inc.	3,696	10,792
Travelzoo, Inc. (a)	5,383	127,146
Tremor Video, Inc. (d)	9,207	39,958
Trulia, Inc. (a)(d)	42,135	1,262,365
Twitter, Inc. (d)	80,705	4,431,512
United Online, Inc.	10,283	115,272
Unwired Planet, Inc.	100,320	148,474
VeriSign, Inc. (a)(d)	144,977	7,989,682
Vocus, Inc. (a)(d)	23,379	312,110
Web.com Group, Inc. (a)(d)	64,573	2,353,686
WebMD Health Corp. (a)(d)	44,803	1,989,701
XO Group, Inc. (a)	29,832	356,194
Xoom Corp.	19,461	545,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	1,058,836	$ 40,945,188
Yelp, Inc. (a)(d)	60,050	5,669,921
YuMe, Inc. (d)	6,211	39,688
Zillow, Inc. (a)(d)	23,405	1,956,658
Zix Corp. (a)	43,773	197,854
		769,769,412
IT Services - 3.4%
Accenture PLC Class A	713,976	59,509,900
Acxiom Corp. (a)	91,117	3,392,286
Alliance Data Systems Corp. (a)(d)	50,917	14,516,946
Amdocs Ltd.	195,710	8,705,181
Automatic Data Processing, Inc.	560,035	43,559,522
Blackhawk Network Holdings, Inc. (d)	10,875	269,483
Booz Allen Hamilton Holding Corp. Class A	80,553	1,694,030
Broadridge Financial Solutions, Inc.	126,853	4,789,969
CACI International, Inc. Class A (a)(d)	20,462	1,613,019
Cardtronics, Inc. (a)	44,777	1,814,364
Cass Information Systems, Inc.	3,955	205,660
Ciber, Inc. (a)	53,912	257,699
Cognizant Technology Solutions Corp. Class A (a)	339,084	35,285,081
Computer Sciences Corp.	174,620	11,035,984
Computer Task Group, Inc.	11,646	189,248
Convergys Corp. (d)	123,097	2,519,796
CoreLogic, Inc. (a)	113,020	3,684,452
CSG Systems International, Inc.	47,456	1,328,768
CSP, Inc.	3,696	30,677
Datalink Corp. (a)	21,583	315,328
DST Systems, Inc.	31,684	2,977,662
Edgewater Technology, Inc. (a)	2,875	19,665
EPAM Systems, Inc. (a)	32,476	1,361,719
Euronet Worldwide, Inc. (a)	64,215	2,456,866
EVERTEC, Inc.	73,649	1,786,725
ExlService Holdings, Inc. (a)	29,161	816,216
Fidelity National Information Services, Inc.	329,470	18,321,827
Fiserv, Inc. (a)	303,216	17,601,689
FleetCor Technologies, Inc. (a)	84,060	10,921,916
Forrester Research, Inc.	14,844	537,650
Gartner, Inc. Class A (a)(d)	108,666	7,558,807
Genpact Ltd. (a)	139,916	2,333,799
Global Cash Access Holdings, Inc. (a)	58,402	490,577
Global Payments, Inc. (d)	86,730	6,099,721
Hackett Group, Inc.	12,619	74,326
Heartland Payment Systems, Inc.	51,995	2,102,678
Higher One Holdings, Inc. (a)	26,817	214,536
IBM Corp.	1,144,549	211,936,138
iGATE Corp. (a)	38,740	1,311,349
Information Services Group, Inc. (a)	18,000	94,140
Innodata, Inc. (a)	14,010	45,953

	Shares	Value
Jack Henry & Associates, Inc.	97,558	$ 5,671,047
Leidos Holdings, Inc. (d)	88,093	3,934,233
Lionbridge Technologies, Inc. (a)	34,685	248,345
ManTech International Corp. Class A	23,021	673,825
MasterCard, Inc. Class A	1,154,284	89,710,952
Mattersight Corp. (a)	4,307	24,291
Maximus, Inc.	80,539	3,848,959
ModusLink Global Solutions, Inc. (a)	31,030	141,807
MoneyGram International, Inc. (a)	66,937	1,273,811
NCI, Inc. Class A (a)	12,261	147,132
Neustar, Inc. Class A (a)(d)	66,766	2,391,558
Paychex, Inc.	360,083	15,037,066
PFSweb, Inc. (a)	1,815	15,881
Planet Payment, Inc. (a)	40,113	136,785
PRG-Schultz International, Inc. (a)	5,640	34,066
Sapient Corp. (a)	136,229	2,371,747
Science Applications International Corp.	56,960	2,124,608
ServiceSource International, Inc. (a)(d)	52,332	477,268
StarTek, Inc. (a)	2,150	14,943
Sykes Enterprises, Inc. (a)	37,324	734,536
Syntel, Inc. (a)	20,991	1,980,711
Teletech Holdings, Inc. (a)	19,293	464,575
Teradata Corp. (a)(d)	183,403	8,421,866
The Management Network Group, Inc. (a)	206	700
The Western Union Co.	621,408	10,396,156
Total System Services, Inc.	171,609	5,227,210
Unisys Corp. (a)(d)	40,780	1,395,492
Vantiv, Inc. (a)(d)	129,522	4,122,685
VeriFone Systems, Inc. (a)	114,397	3,311,793
Virtusa Corp. (a)	35,863	1,304,337
Visa, Inc. Class A	570,296	128,852,678
WEX, Inc. (a)	45,780	4,432,420
Xerox Corp.	1,318,733	14,492,876
		797,197,711
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	37,951	1,041,375
Advanced Micro Devices, Inc. (a)(d)	718,505	2,665,654
AEHR Test Systems (a)	3,126	7,346
Aetrium, Inc. (a)	206	1,226
Altera Corp.	377,370	13,702,305
Amkor Technology, Inc. (a)(d)	161,169	954,120
Amtech Systems, Inc. (a)	12,381	138,172
ANADIGICS, Inc. (a)(d)	109,969	200,144
Analog Devices, Inc.	340,001	17,278,851
Applied Materials, Inc.	1,333,558	25,284,260
Applied Micro Circuits Corp. (a)(d)	98,689	1,130,976
Atmel Corp. (a)(d)	480,018	3,868,945
ATMI, Inc. (a)	28,610	973,026
Avago Technologies Ltd.	276,576	17,064,739
Axcelis Technologies, Inc. (a)	123,333	275,033
AXT, Inc. (a)	31,515	72,169
Broadcom Corp. Class A	594,914	17,680,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc.	71,516	$ 741,621
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,353,943
Cavium, Inc. (a)(d)	71,032	2,992,578
Ceva, Inc. (a)(d)	20,686	374,003
Cirrus Logic, Inc. (a)(d)	62,020	1,193,885
Cohu, Inc.	20,738	209,246
Cree, Inc. (a)(d)	134,448	8,259,141
CVD Equipment Corp. (a)(d)	24,298	359,610
Cypress Semiconductor Corp. (d)	200,786	1,965,695
Diodes, Inc. (a)	35,635	848,469
DSP Group, Inc. (a)	34,788	294,306
Entegris, Inc. (a)	143,226	1,725,873
Entropic Communications, Inc. (a)	130,146	570,039
Exar Corp. (a)	56,777	650,097
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,020,635
First Solar, Inc. (a)(d)	80,138	4,573,476
FormFactor, Inc. (a)	44,109	314,497
Freescale Semiconductor, Inc. (a)	51,501	1,171,648
GigOptix, Inc. (a)	17,428	28,408
GSI Technology, Inc. (a)	7,703	52,457
GT Advanced Technologies, Inc. (a)(d)	153,295	2,196,717
Hittite Microwave Corp.	37,699	2,223,487
Ikanos Communications, Inc. (a)	35,040	32,237
Inphi Corp. (a)	23,714	311,839
Integrated Device Technology, Inc. (a)	149,111	1,758,019
Integrated Silicon Solution, Inc. (a)	27,085	329,895
Intel Corp.	5,568,938	137,886,905
Intermolecular, Inc. (a)(d)	6,975	18,484
International Rectifier Corp. (a)(d)	83,741	2,256,820
Intersil Corp. Class A	155,240	1,974,653
Intest Corp. (a)	2,175	8,657
IXYS Corp.	38,644	425,857
KLA-Tencor Corp.	196,151	12,779,238
Kopin Corp. (a)	49,853	198,913
Kulicke & Soffa Industries, Inc. (a)	82,587	953,054
Lam Research Corp. (a)	188,211	9,736,155
Lattice Semiconductor Corp. (a)	136,230	1,031,261
Linear Technology Corp.	269,546	12,625,535
LSI Corp.	591,975	6,565,003
LTX-Credence Corp. (a)	48,731	493,158
M/A-COM Technology Solutions, Inc. (a)	10,000	169,600
Marvell Technology Group Ltd.	465,712	7,120,736
Mattson Technology, Inc. (a)	72,551	185,005
Maxim Integrated Products, Inc.	303,732	9,935,074
MaxLinear, Inc. Class A (a)	15,441	144,373
Micrel, Inc.	33,398	348,675
Microchip Technology, Inc. (d)	217,370	9,901,204
Micron Technology, Inc. (a)	1,180,658	28,560,117
Microsemi Corp. (a)	100,802	2,324,494

	Shares	Value
MKS Instruments, Inc.	59,577	$ 1,790,885
Monolithic Power Systems, Inc. (a)(d)	35,284	1,264,579
MoSys, Inc. (a)(d)	19,247	85,072
Nanometrics, Inc. (a)	28,664	526,271
NeoPhotonics Corp. (a)	16,785	138,476
NVE Corp. (a)	6,043	341,006
NVIDIA Corp.	631,690	11,610,462
Omnivision Technologies, Inc. (a)(d)	50,229	867,455
ON Semiconductor Corp. (a)	539,501	5,038,939
PDF Solutions, Inc. (a)	22,154	451,720
Peregrine Semiconductor Corp. (a)(d)	21,553	143,974
Pericom Semiconductor Corp. (a)	17,514	141,688
Photronics, Inc. (a)(d)	74,723	650,090
Pixelworks, Inc. (a)	22,798	113,534
PLX Technology, Inc. (a)	44,805	267,038
PMC-Sierra, Inc. (a)	199,312	1,462,950
Power Integrations, Inc.	37,256	2,202,947
QuickLogic Corp. (a)(d)	38,003	193,435
Rambus, Inc. (a)(d)	118,235	1,090,127
RF Micro Devices, Inc. (a)	315,164	2,231,361
Rubicon Technology, Inc. (a)(d)	25,049	323,383
Rudolph Technologies, Inc. (a)(d)	29,614	339,673
Semtech Corp. (a)	76,311	1,903,959
Sigma Designs, Inc. (a)	22,818	111,808
Silicon Image, Inc. (a)	84,424	510,765
Silicon Laboratories, Inc. (a)(d)	47,316	2,459,013
Skyworks Solutions, Inc. (a)(d)	219,186	7,772,336
Spansion, Inc. Class A (a)	45,268	738,321
STR Holdings, Inc. (a)	37,233	55,105
SunEdison, Inc. (a)(d)	278,643	5,115,885
SunPower Corp. (a)(d)	42,366	1,403,586
Supertex, Inc. (a)	19,548	643,716
Synaptics, Inc. (a)(d)	36,621	2,381,830
Teradyne, Inc. (a)(d)	265,875	5,391,945
Tessera Technologies, Inc.	44,982	977,009
Texas Instruments, Inc.	1,203,895	54,127,119
TriQuint Semiconductor, Inc. (a)(d)	199,172	2,437,865
Ultra Clean Holdings, Inc. (a)	18,783	247,184
Ultratech, Inc. (a)(d)	31,408	823,518
Veeco Instruments, Inc. (a)(d)	53,983	2,135,028
Vitesse Semiconductor Corp. (a)	9,484	34,522
Xilinx, Inc.	308,585	16,108,137
		521,200,016
Software - 3.6%
Accelrys, Inc. (a)	51,411	641,609
ACI Worldwide, Inc. (a)(d)	49,960	2,999,099
Activision Blizzard, Inc.	489,202	9,466,059
Actuate Corp. (a)	42,170	239,526
Adobe Systems, Inc. (a)	523,566	35,921,863
Advent Software, Inc.	46,269	1,420,458
American Software, Inc. Class A	10,878	113,784
ANSYS, Inc. (a)	112,596	9,404,018
Aspen Technology, Inc. (a)	119,658	5,617,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	253,631	$ 13,305,482
Barracuda Networks, Inc. (d)	9,965	358,242
Blackbaud, Inc.	47,578	1,490,143
Bottomline Technologies, Inc. (a)(d)	44,605	1,591,952
BroadSoft, Inc. (a)(d)	26,590	797,966
BSQUARE Corp. (a)	11,182	39,696
CA Technologies, Inc.	349,083	11,694,281
Cadence Design Systems, Inc. (a)(d)	338,143	5,183,732
Callidus Software, Inc. (a)(d)	32,625	402,266
Citrix Systems, Inc. (a)	209,768	12,596,568
CommVault Systems, Inc. (a)(d)	50,590	3,484,639
Compuware Corp.	202,971	2,222,532
Comverse, Inc. (a)	23,221	803,679
Concur Technologies, Inc. (a)(d)	54,717	6,754,814
Cyan, Inc. (d)	8,834	29,682
Datawatch Corp. (a)	1,950	65,540
Digimarc Corp.	6,216	182,626
Document Security Systems, Inc. (a)(d)	19,824	32,511
Ebix, Inc. (d)	31,393	510,136
Electronic Arts, Inc. (a)(d)	359,966	10,291,428
Ellie Mae, Inc. (a)(d)	31,804	985,924
Envivio, Inc. (a)	6,801	24,552
EPIQ Systems, Inc.	38,746	549,418
ePlus, Inc. (a)	2,450	139,332
Evolving Systems, Inc.	4,973	42,121
FactSet Research Systems, Inc.	53,360	5,618,274
Fair Isaac Corp.	37,437	2,011,490
FalconStor Software, Inc. (a)	37,427	64,749
FireEye, Inc. (d)	17,216	1,474,378
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	3,391,892
Gigamon, Inc. (a)(d)	13,202	416,655
Glu Mobile, Inc. (a)	98,358	494,741
GSE Systems, Inc. (a)	388	698
Guidance Software, Inc. (a)	13,894	151,584
Guidewire Software, Inc. (a)(d)	70,818	3,796,553
Imperva, Inc. (a)	22,847	1,431,821
Infoblox, Inc. (a)(d)	50,781	1,172,025
Informatica Corp. (a)	135,700	5,639,692
Interactive Intelligence Group, Inc. (a)	16,038	1,277,106
Intuit, Inc.	316,972	24,771,362
Jive Software, Inc. (a)(d)	30,754	250,338
Liquid Holdings Group, Inc. (d)	3,912	18,778
Majesco Entertainment Co. (a)	19,952	10,595
Manhattan Associates, Inc. (a)	82,280	3,117,589
Mentor Graphics Corp.	118,491	2,564,145
MICROS Systems, Inc. (a)(d)	83,538	4,637,194
Microsoft Corp.	8,530,245	326,793,686
MicroStrategy, Inc. Class A (a)	12,438	1,606,119
Mitek Systems, Inc. (a)(d)	15,896	84,408

	Shares	Value
Model N, Inc.	6,345	$ 69,732
Monotype Imaging Holdings, Inc.	41,411	1,177,729
NetScout Systems, Inc. (a)	39,020	1,481,980
NetSol Technologies, Inc. (a)(d)	10,165	47,166
NetSuite, Inc. (a)(d)	37,824	4,353,164
Nuance Communications, Inc. (a)(d)	295,143	4,512,736
Oracle Corp.	3,941,524	154,153,004
Parametric Technology Corp. (a)	128,240	5,041,114
Peerless Systems Corp. (a)	172	635
Pegasystems, Inc.	22,064	918,524
Progress Software Corp. (a)	56,172	1,400,930
Proofpoint, Inc. (a)(d)	24,372	1,010,219
PROS Holdings, Inc. (a)	23,721	817,188
QAD, Inc. Class B	4,298	71,433
Qlik Technologies, Inc. (a)	106,112	3,236,416
Qualys, Inc. (a)	15,390	417,223
Rally Software Development Corp.	9,834	195,598
RealPage, Inc. (a)(d)	66,111	1,170,165
Red Hat, Inc. (a)	210,389	12,410,847
Rosetta Stone, Inc. (a)	8,315	96,038
Rovi Corp. (a)	119,303	2,963,487
salesforce.com, Inc. (a)(d)	619,024	38,608,527
SeaChange International, Inc. (a)	17,668	186,397
ServiceNow, Inc. (a)(d)	114,859	7,817,304
Silver Spring Networks, Inc. (d)	4,334	76,278
Smith Micro Software, Inc. (a)	41,455	72,546
SolarWinds, Inc. (a)	71,945	3,322,420
Solera Holdings, Inc.	82,773	5,663,329
Sonic Foundry, Inc. (a)	155	1,544
Splunk, Inc. (a)	92,581	8,586,888
SS&C Technologies Holdings, Inc. (a)	79,064	3,058,196
Symantec Corp.	783,009	16,819,033
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	184,472	7,452,669
Tableau Software, Inc.	16,291	1,536,893
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,103,627
Tangoe, Inc. (a)(d)	45,871	872,466
TeleCommunication Systems, Inc. Class A (a)	49,377	107,148
TeleNav, Inc. (a)	12,035	72,330
TIBCO Software, Inc. (a)	175,849	3,831,750
TiVo, Inc. (a)	121,206	1,636,281
Tyler Technologies, Inc. (a)	30,080	2,820,902
Ultimate Software Group, Inc. (a)(d)	32,943	5,468,538
Vasco Data Security International, Inc. (a)	30,246	241,363
Verint Systems, Inc. (a)	68,085	3,187,059
VirnetX Holding Corp. (a)(d)	42,196	822,822
VMware, Inc. Class A (a)(d)	93,456	8,976,449
Voltari Corp. (a)(d)	4,240	15,985
Vringo, Inc. (a)(d)	39,609	160,416
Wave Systems Corp. Class A (a)(d)	27,069	28,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)(d)	33,866	$ 3,722,551
Zynga, Inc. (a)	705,556	3,570,113
		857,596,492
TOTAL INFORMATION TECHNOLOGY		4,275,324,769
MATERIALS - 3.8%
Chemicals - 2.6%
A. Schulman, Inc.	30,292	1,052,647
Advanced Emissions Solutions, Inc. (a)	14,209	765,865
Air Products & Chemicals, Inc.	232,770	28,239,656
Airgas, Inc.	78,679	8,481,596
Albemarle Corp.	94,402	6,229,588
American Vanguard Corp. (d)	23,997	533,933
Arabian American Development Co. (a)	28,770	352,145
Ashland, Inc.	82,040	7,742,115
Axiall Corp.	81,160	3,284,545
Balchem Corp.	30,888	1,560,153
Cabot Corp.	67,007	3,627,759
Calgon Carbon Corp. (a)	83,129	1,673,387
Celanese Corp. Class A	183,332	9,788,095
CF Industries Holdings, Inc.	64,252	16,120,827
Chase Corp.	3,188	96,118
Chemtura Corp. (a)	94,872	2,348,082
Clean Diesel Technologies, Inc. (a)(d)	42,378	114,421
Core Molding Technologies, Inc. (a)	5,919	87,897
Cytec Industries, Inc.	39,374	3,727,537
E.I. du Pont de Nemours & Co.	1,030,606	68,658,972
Eastman Chemical Co.	168,147	14,701,092
Ecolab, Inc.	304,750	32,836,813
Ferro Corp. (a)	111,135	1,458,091
Flotek Industries, Inc. (a)(d)	68,404	1,740,882
FMC Corp.	146,802	11,330,178
FutureFuel Corp.	18,211	315,961
GSE Holding, Inc. (a)	3,278	2,000
H.B. Fuller Co.	56,146	2,721,958
Hawkins, Inc.	5,329	189,872
Huntsman Corp.	203,808	4,964,763
Innophos Holdings, Inc.	26,761	1,469,714
Innospec, Inc.	50,796	2,210,134
International Flavors & Fragrances, Inc.	91,400	8,572,406
Intrepid Potash, Inc. (a)(d)	76,176	1,128,167
KMG Chemicals, Inc.	10,303	152,897
Koppers Holdings, Inc.	22,254	879,923
Kraton Performance Polymers, Inc. (a)	33,124	918,860
Kronos Worldwide, Inc.	25,586	390,954
Landec Corp. (a)	25,874	263,656
LSB Industries, Inc. (a)	18,952	619,541
LyondellBasell Industries NV Class A	485,892	42,797,367
Marrone Bio Innovations, Inc. (d)	5,712	82,995

	Shares	Value
Material Sciences Corp. (a)	4,565	$ 58,021
Minerals Technologies, Inc.	52,154	2,790,239
Monsanto Co.	586,694	64,548,074
NewMarket Corp. (d)	12,456	4,604,610
Olin Corp. (d)	81,888	2,144,647
OM Group, Inc.	32,193	1,017,299
OMNOVA Solutions, Inc. (a)	35,057	334,093
Penford Corp. (a)	6,469	86,361
PolyOne Corp.	103,882	3,895,575
PPG Industries, Inc.	155,823	30,824,906
Praxair, Inc.	323,450	42,168,177
Quaker Chemical Corp.	14,473	1,118,473
Rockwood Holdings, Inc.	88,136	6,952,168
RPM International, Inc.	164,614	6,890,742
Senomyx, Inc. (a)	31,786	316,589
Sensient Technologies Corp.	58,886	3,087,393
Sherwin-Williams Co.	94,962	19,037,982
Sigma Aldrich Corp.	130,116	12,284,252
Stepan Co.	25,296	1,537,997
Taminco Corp.	29,142	662,106
The Dow Chemical Co.	1,354,312	65,968,538
The Mosaic Co.	379,794	18,556,735
The Scotts Miracle-Gro Co. Class A (d)	51,798	2,958,184
Tredegar Corp.	24,439	608,775
Tronox Ltd. Class A	73,931	1,751,425
Valhi, Inc.	16,022	176,082
Valspar Corp.	85,270	6,373,933
W.R. Grace & Co. (a)	88,375	8,955,923
Westlake Chemical Corp. (d)	20,522	2,736,198
Zep, Inc.	16,526	290,858
Zoltek Companies, Inc. (a)	40,249	674,171
		607,644,088
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	6,173,060
Headwaters, Inc. (a)	105,333	1,404,089
Martin Marietta Materials, Inc.	56,358	6,874,549
Texas Industries, Inc. (a)(d)	20,369	1,729,328
U.S. Concrete, Inc. (a)	16,515	449,538
Vulcan Materials Co.	135,141	9,180,128
		25,810,692
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	277,499
Aptargroup, Inc. (d)	80,686	5,338,993
Avery Dennison Corp.	106,008	5,281,319
Ball Corp.	162,242	9,014,166
Bemis Co., Inc.	120,781	4,744,278
Berry Plastics Group, Inc. (a)	94,779	2,305,973
Crown Holdings, Inc. (a)	150,108	6,757,862
Graphic Packaging Holding Co. (a)	324,660	3,324,518
Greif, Inc. Class A	37,275	1,865,987
MeadWestvaco Corp. (d)	211,721	7,924,717
Myers Industries, Inc.	25,717	552,916
Owens-Illinois, Inc. (a)	185,599	6,295,518
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	102,376	$ 7,462,187
Rock-Tenn Co. Class A	80,530	8,988,759
Sealed Air Corp.	219,080	7,457,483
Silgan Holdings, Inc.	46,246	2,229,520
Sonoco Products Co.	108,130	4,539,297
UFP Technologies, Inc. (a)	2,454	62,798
		84,423,790
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	538,893
AK Steel Holding Corp. (a)(d)	121,218	752,764
Alcoa, Inc. (d)	1,189,039	13,959,318
Allegheny Technologies, Inc. (d)	125,307	3,982,256
Allied Nevada Gold Corp. (a)(d)	93,899	491,092
Amcol International Corp.	23,278	1,033,078
Carpenter Technology Corp.	60,383	3,571,654
Century Aluminum Co. (a)	60,542	716,817
Cliffs Natural Resources, Inc. (d)	159,769	3,200,173
Coeur d'Alene Mines Corp. (a)(d)	146,764	1,614,404
Commercial Metals Co.	130,792	2,530,825
Compass Minerals International, Inc.	33,319	2,843,777
Comstock Mining, Inc. (a)(d)	56,723	113,446
Freeport-McMoRan Copper & Gold, Inc.	1,143,264	37,293,272
Friedman Industries	2,001	16,908
General Moly, Inc. (a)(d)	60,513	72,010
Globe Specialty Metals, Inc.	70,310	1,397,060
Gold Resource Corp.	44,371	228,511
Golden Minerals Co. (a)(d)	71,014	75,275
Handy & Harman Ltd. (a)	5,646	103,209
Haynes International, Inc.	12,361	612,240
Hecla Mining Co.	336,707	1,138,070
Horsehead Holding Corp. (a)(d)	61,719	1,096,747
Kaiser Aluminum Corp. (d)	16,273	1,148,711
Materion Corp.	22,336	660,922
McEwen Mining, Inc. (a)(d)	267,762	779,187
Mines Management, Inc. (a)(d)	24,109	32,788
Molycorp, Inc. (a)(d)	202,465	1,056,867
Newmont Mining Corp.	560,419	13,035,346
Noranda Aluminium Holding Corp.	73,305	315,945
Nucor Corp.	393,954	19,792,249
Olympic Steel, Inc.	12,703	349,460
Paramount Gold & Silver Corp. (a)(d)	34,874	47,080
Reliance Steel & Aluminum Co.	95,402	6,609,451
Royal Gold, Inc. (d)	79,101	5,435,030
RTI International Metals, Inc. (a)(d)	27,976	760,108
Schnitzer Steel Industries, Inc. Class A (d)	20,284	514,605
Silver Bull Resources, Inc. (a)(d)	60,971	23,169
Solitario Exploration & Royalty Corp. (a)	18,115	28,259
Steel Dynamics, Inc.	277,791	4,844,675
Stillwater Mining Co. (a)(d)	124,032	1,679,393
SunCoke Energy, Inc. (a)	69,275	1,543,447

	Shares	Value
Synalloy Corp.	8,615	$ 117,422
Timberline Resources Corp. (a)	18,994	2,792
U.S. Antimony Corp. (a)(d)	24,962	46,180
U.S. Silica Holdings, Inc. (d)	63,033	2,067,482
United States Steel Corp. (d)	162,680	3,940,110
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	219,947
Walter Energy, Inc. (d)	65,194	703,443
Worthington Industries, Inc.	60,686	2,418,944
		145,554,811
Paper & Forest Products - 0.2%
Boise Cascade Co.	37,823	1,119,183
Clearwater Paper Corp. (a)	22,216	1,418,492
Deltic Timber Corp.	13,533	851,767
Domtar Corp.	36,405	4,032,946
International Paper Co.	492,581	24,082,285
Kapstone Paper & Packaging Corp. (a)	106,018	3,370,312
Louisiana-Pacific Corp. (a)(d)	160,954	3,024,326
Neenah Paper, Inc.	13,754	690,588
P.H. Glatfelter Co.	45,036	1,366,843
Resolute Forest Products (a)(d)	103,317	2,116,965
Schweitzer-Mauduit International, Inc.	39,736	1,912,494
Verso Paper Corp. (a)(d)	23,529	57,646
Wausau-Mosinee Paper Corp.	43,988	582,841
		44,626,688
TOTAL MATERIALS		908,060,069
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)	89,195	943,683
Alaska Communication Systems Group, Inc. (a)	135,810	297,424
AT&T, Inc.	5,886,551	187,957,573
Atlantic Tele-Network, Inc.	16,949	1,110,837
Cbeyond, Inc. (a)	59,758	409,342
CenturyLink, Inc.	676,308	21,141,388
Cincinnati Bell, Inc. (a)(d)	198,209	664,000
Cogent Communications Group, Inc.	64,769	2,483,243
Consolidated Communications Holdings, Inc.	59,983	1,143,276
Elephant Talk Communication, Inc. (a)(d)	63,184	80,244
FairPoint Communications, Inc. (a)(d)	43,838	582,169
Frontier Communications Corp. (d)	1,084,701	5,293,341
General Communications, Inc. Class A (a)	33,964	353,565
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	337,997
HickoryTech Corp.	2,523	34,388
IDT Corp. Class B	44,765	803,532
inContact, Inc. (a)	42,838	386,399
Inteliquent, Inc.	28,172	393,281
Intelsat SA	20,815	412,970
Iridium Communications, Inc. (a)(d)	61,404	400,354
Level 3 Communications, Inc. (a)	186,783	6,877,350
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lumos Networks Corp.	15,837	$ 229,953
ORBCOMM, Inc. (a)(d)	36,232	282,972
Premiere Global Services, Inc. (a)	64,433	728,737
Straight Path Communications, Inc. Class B (a)	22,382	182,637
Towerstream Corp. (a)(d)	39,383	103,971
TW Telecom, Inc. (a)	182,316	5,580,693
Verizon Communications, Inc.	4,656,446	221,553,701
Vonage Holdings Corp. (a)	198,077	913,135
Windstream Holdings, Inc. (d)	719,900	5,773,598
xG Technology, Inc. (a)	1,492	1,925
		467,457,678
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	90,572
Crown Castle International Corp.	367,969	27,928,847
Leap Wireless International, Inc. (a)	51,525	902,718
NII Holdings, Inc. (a)(d)	160,624	184,718
NTELOS Holdings Corp. (d)	10,948	153,053
SBA Communications Corp. Class A (a)(d)	144,863	13,786,612
Shenandoah Telecommunications Co. (d)	22,919	605,749
Sprint Corp. (a)(d)	965,514	8,438,592
T-Mobile U.S., Inc. (a)	283,965	8,660,933
Telephone & Data Systems, Inc.	127,836	2,913,382
U.S. Cellular Corp. (d)	27,310	985,618
U.S.A. Mobility, Inc.	43,148	623,489
		65,274,283
TOTAL TELECOMMUNICATION SERVICES		532,731,961
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,391,345
American Electric Power Co., Inc.	543,716	27,294,543
Cleco Corp.	77,341	3,822,966
Duke Energy Corp.	793,610	56,251,077
Edison International	374,884	19,632,675
El Paso Electric Co.	44,691	1,575,358
Empire District Electric Co.	52,048	1,235,620
Entergy Corp.	192,366	12,276,798
Exelon Corp.	959,959	29,192,353
FirstEnergy Corp.	464,435	14,295,309
Genie Energy Ltd. Class B (a)	11,430	130,988
Great Plains Energy, Inc.	172,510	4,531,838
Hawaiian Electric Industries, Inc. (d)	141,071	3,584,614
IDACORP, Inc.	64,805	3,641,393
ITC Holdings Corp. (d)	64,744	6,642,734
MGE Energy, Inc.	45,573	1,758,206
NextEra Energy, Inc.	475,747	43,478,518
Northeast Utilities	345,580	15,361,031
NRG Yield, Inc. Class A	38,525	1,470,885

	Shares	Value
OGE Energy Corp.	236,316	$ 8,507,376
Otter Tail Corp.	43,707	1,320,826
Pepco Holdings, Inc.	313,266	6,387,494
Pinnacle West Capital Corp.	111,381	6,198,353
PNM Resources, Inc.	88,029	2,301,958
Portland General Electric Co. (d)	105,772	3,363,550
PPL Corp.	688,750	22,239,738
Southern Co.	966,778	40,943,048
UIL Holdings Corp.	67,226	2,602,991
Unitil Corp.	19,695	619,999
UNS Energy Corp.	49,000	2,964,990
Westar Energy, Inc. (d)	158,635	5,428,490
Xcel Energy, Inc.	551,741	16,712,235
		368,159,299
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	6,818,448
Atmos Energy Corp.	111,091	5,121,295
Chesapeake Utilities Corp.	10,363	613,904
Delta Natural Gas Co., Inc.	3,078	63,284
Gas Natural, Inc.	8,386	78,493
Laclede Group, Inc.	39,614	1,816,302
National Fuel Gas Co. (d)	95,902	7,204,158
New Jersey Resources Corp.	42,760	1,924,628
Northwest Natural Gas Co. (d)	34,699	1,487,546
ONE Gas, Inc. (a)	57,154	1,942,093
Piedmont Natural Gas Co., Inc. (d)	100,435	3,396,712
Questar Corp.	223,693	5,312,709
South Jersey Industries, Inc.	34,725	1,985,576
Southwest Gas Corp.	59,138	3,194,635
UGI Corp.	117,609	5,255,946
WGL Holdings, Inc.	56,924	2,287,776
		48,503,505
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	49,691
Black Hills Corp.	46,600	2,642,686
Calpine Corp. (a)	397,038	7,563,574
Dynegy, Inc. (a)(d)	119,122	2,786,264
NRG Energy, Inc.	349,560	10,161,709
Ormat Technologies, Inc.	29,840	828,060
Pattern Energy Group, Inc.	12,537	343,514
The AES Corp.	753,024	10,278,778
		34,654,276
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	7,956,466
Ameren Corp.	265,803	10,741,099
Avista Corp.	75,556	2,236,458
CenterPoint Energy, Inc.	475,745	11,251,369
CMS Energy Corp.	256,908	7,303,894
Consolidated Edison, Inc.	319,943	17,932,805
Dominion Resources, Inc.	648,847	45,029,982
DTE Energy Co.	188,435	13,522,096
Integrys Energy Group, Inc.	96,715	5,538,868
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
MDU Resources Group, Inc.	236,188	$ 8,020,944
NiSource, Inc.	341,808	11,901,755
NorthWestern Energy Corp.	42,329	1,944,594
PG&E Corp.	504,980	22,249,419
Public Service Enterprise Group, Inc.	546,907	20,049,611
SCANA Corp.	162,365	8,037,068
Sempra Energy	251,902	23,797,182
TECO Energy, Inc. (d)	187,457	3,145,528
Vectren Corp.	101,909	3,920,439
Wisconsin Energy Corp.	230,273	10,122,801
		234,702,378
Water Utilities - 0.1%
American States Water Co.	52,884	1,588,107
American Water Works Co., Inc.	210,972	9,459,984
Aqua America, Inc.	225,525	5,680,975
Artesian Resources Corp. Class A	8,755	190,509
Cadiz, Inc. (a)(d)	5,759	42,962
California Water Service Group	51,749	1,216,619
Connecticut Water Service, Inc.	5,010	164,528
Middlesex Water Co.	7,054	142,561
Pure Cycle Corp. (a)	17,116	107,146
SJW Corp.	12,324	364,667
York Water Co.	5,248	105,852
		19,063,910
TOTAL UTILITIES		705,083,368
TOTAL COMMON STOCKS (Cost $16,250,440,878)		23,418,727,733
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 6/26/14 (e) (Cost $14,996,673)	$ 15,000,000	14,997,994
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	281,284,910	$ 281,284,910
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,931,617,603	1,931,617,603
TOTAL MONEY MARKET FUNDS (Cost $2,212,902,513)		2,212,902,513
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $18,478,340,064)	25,646,628,240
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(1,925,167,819)
NET ASSETS - 100%	$ 23,721,460,421
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
946 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 87,864,480	$ 3,274,319
124 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	17,040,080	1,121,729
314 CME S&P 500 Index Contracts (United States)	March 2014	145,821,600	7,197,628
289 ICE Russell 2000 Index Contracts (United States)	March 2014	34,156,910	2,331,815
TOTAL EQUITY INDEX CONTRACTS		$ 284,883,070	$ 13,925,491
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,997,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 320,160
Fidelity Securities Lending Cash Central Fund	6,971,619
Total	$ 7,291,779
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,081,633,533	$ 3,081,623,672	$ -	$ 9,861
Consumer Staples	1,930,067,396	1,930,067,396	-	-
Energy	2,163,926,777	2,163,920,056	-	6,721
Financials	3,994,753,449	3,994,750,004	-	3,445
Health Care	3,116,256,118	3,116,256,118	-	-
Industrials	2,710,890,293	2,710,890,293	-	-
Information Technology	4,275,324,769	4,275,324,769	-	-
Materials	908,060,069	908,060,069	-	-
Telecommunication Services	532,731,961	532,731,961	-	-
Utilities	705,083,368	705,083,368	-	-
U.S. Government and Government Agency Obligations	14,997,994	-	14,997,994	-
Money Market Funds	2,212,902,513	2,212,902,513	-	-
Total Investments in Securities:	$ 25,646,628,240	$ 25,631,610,219	$ 14,997,994	$ 20,027
Derivative Instruments:
Assets
Futures Contracts	$ 13,925,491	$ 13,925,491	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,925,491	$ -
Total Value of Derivatives	$ 13,925,491	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including securities loaned of $1,873,697,915) - See accompanying schedule: Unaffiliated issuers (cost $16,265,437,551)	$ 23,433,725,727
Fidelity Central Funds (cost $2,212,902,513)	2,212,902,513
Total Investments (cost $18,478,340,064)		$ 25,646,628,240
Segregated cash with brokers for derivative instruments		1,466,500
Cash		43,426
Receivable for investments sold		1,586,542
Receivable for fund shares sold		20,376,252
Dividends receivable		44,826,154
Distributions receivable from Fidelity Central Funds		606,198
Receivable for daily variation margin for derivative instruments		416,694
Receivable from investment adviser for expense reductions		165,649
Other receivables		269,138
Total assets		25,716,384,793

Liabilities
Payable for investments purchased	$ 2,075,242
Payable for fund shares redeemed	59,692,620
Accrued management fee	863,747
Other affiliated payables	411,813
Other payables and accrued expenses	263,347
Collateral on securities loaned, at value	1,931,617,603
Total liabilities		1,994,924,372

Net Assets		$ 23,721,460,421
Net Assets consist of:
Paid in capital		$ 16,762,706,991
Undistributed net investment income		64,203,855
Accumulated undistributed net realized gain (loss) on investments		(287,664,092)
Net unrealized appreciation (depreciation) on investments		7,182,213,667
Net Assets		$ 23,721,460,421

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($1,694,211,705 ÷ 30,855,458 shares)	$ 54.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($14,943,835,222 ÷ 272,141,814 shares)	$ 54.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,254,047,015 ÷ 22,840,088 shares)	$ 54.91

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($740,877,341 ÷ 13,494,489 shares)	$ 54.90

Class F: Net Asset Value, offering price and redemption price per share ($5,088,489,138 ÷ 92,657,809 shares)	$ 54.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Dividends		$ 371,829,732
Interest		13,401
Income from Fidelity Central Funds		7,291,779
Total income		379,134,912

Expenses
Management fee	$ 8,782,815
Transfer agent fees	4,332,747
Independent trustees' compensation	91,991
Miscellaneous	35,669
Total expenses before reductions	13,243,222
Expense reductions	(1,661,728)	11,581,494
Net investment income (loss)		367,553,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,936,630
Futures contracts	61,726,820
Total net realized gain (loss)		94,663,450
Change in net unrealized appreciation (depreciation) on: Investment securities	4,092,286,619
Futures contracts	1,481,401
Total change in net unrealized appreciation (depreciation)		4,093,768,020
Net gain (loss)		4,188,431,470
Net increase (decrease) in net assets resulting from operations		$ 4,555,984,888

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 367,553,418	$ 296,694,580
Net realized gain (loss)	94,663,450	79,867,728
Change in net unrealized appreciation (depreciation)	4,093,768,020	1,452,200,750
Net increase (decrease) in net assets resulting from operations	4,555,984,888	1,828,763,058
Distributions to shareholders from net investment income	(333,228,634)	(264,325,861)
Share transactions - net increase (decrease)	3,674,586,365	1,964,414,886
Redemption fees	409,245	275,392
Total increase (decrease) in net assets	7,897,751,864	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $64,203,855 and undistributed net investment income of $46,240,356, respectively)	$ 23,721,460,421	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) B	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	10.74	4.40	.96	7.03	10.96
Total from investment operations	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	(.02	(.02)
Total distributions	(.80)	(.77)	(.65)	(.62)	(.58) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total Return A	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) B	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	10.73	4.39	.97	7.03	10.95
Total from investment operations	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.82)	(.78)	(.66)	(.63)	(.59) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return A	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rate D	2%	3%	17%	4%	7%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.94	.89	.36
Net realized and unrealized gain (loss)	10.75	4.40	5.26
Total from investment operations	11.69	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.91	$ 44.05	$ 39.55
Total Return B, C	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.05%	.06%	.06% A
Expenses net of all reductions	.05%	.06%	.06% A
Net investment income (loss)	1.90%	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.95	.90	.36
Net realized and unrealized gain (loss)	10.73	4.39	5.26
Total from investment operations	11.68	5.29	5.62
Distributions from net investment income	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 54.90	$ 44.05	$ 39.55
Total Return B, C	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% L	.05% A, L
Net investment income (loss)	1.90%	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	10.74	4.39	.97	7.02	1.67
Total from investment operations	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.90%	2.20%	1.89%	1.83%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2%	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,072,503,089
Gross unrealized depreciation	(970,747,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,101,756,019

Tax Cost	$ 18,544,872,221

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 64,467,196
Capital loss carryforward	$ (207,206,435)
Net unrealized appreciation (depreciation)	$ 7,101,756,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013
Ordinary Income	$ 333,228,634	$ 264,325,861

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $61,726,820 and a change in net unrealized appreciation (depreciation) of $1,481,401 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,118,323,342 and $426,916,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 825,264
Fidelity Advantage Class	3,145,998
Institutional Class	258,718
Fidelity Advantage Institutional Class	102,767
$ 4,332,747

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,971,619.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 1,333,201
Institutional Class	.05%	213,091
Fidelity Advantage Institutional Class	.045%	106,042

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,773.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $621.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
From net investment income
Investor Class	$ 24,178,210	$ 58,496,193
Fidelity Advantage Class	212,433,599	134,301,377
Institutional Class	16,995,240	15,312,994
Fidelity Advantage Institutional Class	11,661,673	9,729,037
Class F	67,959,912	46,486,260
Total	$ 333,228,634	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Investor Class
Shares sold	13,726,971	18,000,373	$ 685,400,376	$ 734,600,452
Reinvestment of distributions	466,133	1,376,779	23,728,673	55,808,530
Shares redeemed	(12,971,415)	(75,188,401)	(649,468,987)	(3,168,012,059)
Net increase (decrease)	1,221,689	(55,811,249)	$ 59,660,062	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	72,166,611	97,957,582	$ 3,601,364,439	$ 4,121,057,430
Reinvestment of distributions	3,745,162	2,934,640	190,913,094	119,002,705
Shares redeemed	(36,714,608)	(33,199,050)	(1,840,823,512)	(1,350,946,307)
Net increase (decrease)	39,197,165	67,693,172	$ 1,951,454,021	$ 2,889,113,828
Institutional Class
Shares sold	7,454,458	8,433,106	$ 381,027,979	$ 338,510,978
Reinvestment of distributions	333,909	377,853	16,995,240	15,312,994
Shares redeemed	(4,837,839)	(6,455,224)	(242,799,293)	(253,857,664)
Net increase (decrease)	2,950,528	2,355,735	$ 155,223,926	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	4,684,496	10,372,973	$ 230,291,144	$ 406,066,075
Reinvestment of distributions	228,738	239,832	11,661,673	9,729,037
Shares redeemed	(3,821,617)	(3,007,383)	(196,468,546)	(124,740,192)
Net increase (decrease)	1,091,617	7,605,422	$ 45,484,271	$ 291,054,920
Class F
Shares sold	37,948,097	31,085,123	$ 1,934,234,147	$ 1,254,633,446
Reinvestment of distributions	1,330,096	1,145,187	67,959,912	46,486,260
Shares redeemed	(10,922,888)	(5,709,687)	(539,429,974)	(239,236,799)
Net increase (decrease)	28,355,305	26,520,623	$ 1,462,764,085	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 172 funds. Mr. Curvey oversees 395 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Class F designates 95% and 94%, of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 98% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-ANN-0414
1.899048.104

Item 2. Code of Ethics

As of the end of the period, February 28, 2014, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$83,000	$-	$4,400	$5,300
Spartan International Index Fund	$85,000	$-	$28,900	$5,500
Spartan Total Market Index Fund	$96,000	$-	$6,400	$8,300
Spartan 500 Index Fund	$116,000	$-	$4,400	$16,300

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$78,000	$-	$4,400	$4,200
Spartan International Index Fund	$89,000	$-	$51,400	$5,000
Spartan Total Market Index Fund	$96,000	$-	$6,400	$6,900
Spartan 500 Index Fund	$130,000	$-	$4,400	$18,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2014A	February 28, 2013A
Audit-Related Fees	$4,970,000	$4,755,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2014 A	February 28, 2013 A
PwC	$5,565,000	$5,505,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014